United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period:  October 31, 2023

Item 1. Report to Stockholders

(a)        A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, is provided.

(b)        Not applicable.

Item 2. Code of Ethics

As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. No waivers were granted to such code of ethics during the period covered by this report.  A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s Board of Trustees has determined that Robert J. Chersi, an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a)        Audit Fees

The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for the fiscal year ended October 31, 2022 and the fiscal year ended October 31, 2023, for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $639,405 and $625,508, respectively.

(b)

Audit-Related Fees

The aggregate fees PwC billed to registrant for the fiscal year ended October 31, 2022 and the fiscal year ended October 31, 2023, for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a), were $0 for each respective period.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal year ended October 31, 2022 and the fiscal year ended October 31, 2023, for assurance and other services directly related to the operations and financial reporting of registrant, were $0 for each respective period.

(c)

Tax Fees

The aggregate tax fees PwC billed to registrant for the fiscal year ended October 31, 2022 and for the fiscal year ended October 31, 2023, for tax compliance, tax advice and tax planning services, were $161,258 and $171,000, respectively.  These fees include payments for tax return compliance services, excise distribution review services, and other tax related matters.  The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal year ended October 31, 2022 and the fiscal year ended October 31, 2023, for services directly related to the operations and financial reporting of registrant, were $0 for each respective period.

(d)

All Other Fees

The aggregate fees PwC billed to registrant for the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for each respective period. The aggregate fees PwC billed to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser for the fiscal year ended October 31, 2022 and the fiscal year ended October 31, 2023, for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $4,150 and $0, respectively.  The 2022 payments were for access to a PwC-sponsored online library and disclosure checklist that provides interpretive guidance regarding U.S. and foreign accounting standards.  These figures are also reported in response to Item 4(g) below.

(e)

Registrant’s audit committee charter provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)

Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2023 were for work performed by persons other than full-time permanent employees of PwC.

(g)

The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ended October 31, 2022 and October 31, 2023 were $4,150 and $0 respectively.  These figures are also reported in response to Item 4(d) above.

(h)

Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)

Registrant’s Schedule of Investments/Summary Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)        Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Exhibits

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE attached hereto.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)     Change in the registrant’s independent public accountant: Not applicable

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: December 28, 2023

Thrivent Mutual Funds

                                                                                       By:   /s/ Michael W. Kremenak

        Michael W. Kremenak
                                                                                            President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 28, 2023

By:   /s/ Michael W. Kremenak

        Michael W. Kremenak
                                                                                            President
                                                                                (principal executive officer)

Date: December 28, 2023

By:   /s/ Sarah L. Bergstrom

        Sarah L. Bergstrom
                                                                                            Treasurer and Principal Accounting Officer
                                                                                (principal financial officer)
Thrivent Mutual Funds
Annual Report
Mutual Funds
October 31, 2023

Table of Contents
Letter from the President 2
Letter from the Chief Investment Officer 4
Portfolio Perspectives
Thrivent Aggressive Allocation Fund 6
Thrivent Balanced Income Plus Fund 8
Thrivent Global Stock Fund 10
Thrivent Government Bond Fund 12
Thrivent High Income Municipal Bond Fund 14
Thrivent High Yield Fund 16
Thrivent Income Fund 18
Thrivent International Allocation Fund 20
Thrivent Large Cap Growth Fund 22
Thrivent Large Cap Value Fund 24
Thrivent Limited Maturity Bond Fund 26
Thrivent Low Volatility Equity Fund 28
Thrivent Mid Cap Growth Fund 30
Thrivent Mid Cap Stock Fund 32
Thrivent Mid Cap Value Fund 34
Thrivent Moderate Allocation Fund 36
Thrivent Moderately Aggressive Allocation Fund 38
Thrivent Moderately Conservative Allocation Fund 40
Thrivent Money Market Fund 42
Thrivent Municipal Bond Fund 44
Thrivent Opportunity Income Plus Fund 46
Thrivent Small Cap Growth Fund 48
Thrivent Small Cap Stock Fund 50
Shareholder Expense Example 52
Report of Independent Registered Public Accounting
Firm 56
Schedule of Investments
Thrivent Aggressive Allocation Fund 58
Thrivent Balanced Income Plus Fund 72
Thrivent Global Stock Fund 108
Thrivent Government Bond Fund 123
Thrivent High Income Municipal Bond Fund 129
Thrivent High Yield Fund 138
Thrivent Income Fund 151
Thrivent International Allocation Fund 164
Thrivent Large Cap Growth Fund 180
Thrivent Large Cap Value Fund 182
Thrivent Limited Maturity Bond Fund 185
Thrivent Low Volatility Equity Fund 198
Thrivent Mid Cap Growth Fund 203
Thrivent Mid Cap Stock Fund 206
Thrivent Mid Cap Value Fund 208
Thrivent Moderate Allocation Fund 210
Thrivent Moderately Aggressive Allocation Fund 247
Thrivent Moderately Conservative Allocation Fund 283
Thrivent Money Market Fund 319
Thrivent Municipal Bond Fund 322
Thrivent Opportunity Income Plus Fund 339
Thrivent Small Cap Growth Fund 372
Thrivent Small Cap Stock Fund 375
Statement of Assets and Liabilities 378
Statement of Operations 384
Statement of Changes in Net Assets 390
Notes to Financial Statements 398
Financial Highlights 418
Additional Information 434
Board of Trustees and Officers 435

2
Dear Shareholder:

Recently, I have often thought of the expression “may you live in interesting times.” This past year has certainly been “interesting” for the economy, the markets, and the world in general. We at Thrivent
Mutual Funds (the “Funds”) have put significant effort into analyzing what I refer to as the three I’s – inflation, interest rates, and instability – and how they impact our Funds and, most importantly, you as a shareholder.
Over the past couple of years, inflation has been well above the
Federal Reserve’s (Fed) target of 2%. I’m sure that you have seen many headlines about inflation, and I’m also sure that you have experienced the challenges that inflation presents for almost all purchases that you have made. Inflation has significantly impacted the price of almost all goods and services that all of us regularly buy and created financial strains for many hard-working Americans.
In an effort to contain inflation, the Federal Reserve has significantly increased its target interest rates. That has had numerous impacts, a few of which I’ll comment on here. First, it has contributed to a decrease in the inflation rate. While inflation remains above the
Fed’s target, the rate has decreased throughout this year. Second, it has changed the performance and outlook for bonds and bond funds. In the short term, rising interest rates have been challenging for the performance of bond funds because when interest rates rise, bond prices fall. However, rising interest rates also lead to bonds paying higher yields. As you’ll read in David’s letter in this
Annual Report, the period of rising interest rates is likely near its end, which could make it a good time to invest in bond funds.
Third, higher interest rates make it more expensive for consumers to borrow for many important purchases like homes and cars. I know that these increased borrowing costs add to the financial strains presented by inflation.
In addition to inflation and interest rates, our shareholders have asked many questions about how geopolitical risks could impact their investments this year. The war in Ukraine, the war in the
Middle East, and the potential for a U.S. government shutdown are some of the events on all our minds.
I am fortunate to attend the weekly Market Meeting at which the portfolio managers of our Asset Allocation Funds – along with other Thrivent senior investment professionals – discuss economic, market, and other events and how they impact the strategic
allocations we make to various asset classes in the Asset Allocation
Funds. This year I have seen extensive data and listened to hours of discussion about how inflation, interest rates, and geopolitical risks impact how we manage the Funds. As a shareholder, I find it comforting to know that the portfolio managers of the Funds are continuously analyzing developments in the markets and
how they impact the Funds. As nearly half of our team of more than 125 investment professionals have at least 20 years of
investment experience, they have managed the Funds through
previous periods of inflation, volatile interest rates, and geopolitical uncertainty. For me, it is assuring to know that my Funds are being actively managed by experienced and knowledgeable investment professionals through times like these.
We truly appreciate the trust you’ve placed in Thrivent by investing in the Funds. If you ever have questions about how the Funds can help you achieve your financial goals, you may find it helpful to consult with your financial advisor.
Michael Kremenak
President
Thrivent Mutual Funds

4
Dear Shareholder:

The long period of rising U.S. interest rates is likely near its end.
However, the toll that higher rates extract from economic growth has a lagged effect. Therefore, we believe the impact will become steadily more apparent as we head into 2024.
As I write this letter, we’ve just come out of a difficult October for financial markets – U.S. stocks were down, and U.S. Treasury yields were up (pushing their prices down). Geopolitical tension, heightened by the emerging conflict in the Middle East, was a factor but surging Treasury yields dominated sentiment for U.S.
markets. Benchmark 10-year Treasury yields marched past
previous 2023 highs and briefly pierced the psychologically
significant 5.0% level, before closing the month at 4.90%.
The capital loss from rising yields hurts both Treasury bond holdings and other fixed-income markets, such as U.S. corporate bonds. Higher rates also take their toll on mortgage rates, with
30-year fixed-rate loans vaulting to around 8%, a level not seen in more than 20 years. More generally, the rising Treasury yields amidst relatively stable inflation rates have only further solidified high real yields (the yield paid, less inflation), tightening financial conditions across the economy. As markets accept the U.S.
Federal Reserve’s (Fed) prognosis that rates will stay higher for longer, the greater cost of capital is a dampener on the outlook for corporate profitability in the long term.
Economic Review
The good news was that the U.S. economy continued to hum along.
Third quarter Gross Domestic Product (GDP) surged to 4.9% (more than doubling the second quarter’s 2.1%) and was the highest quarterly rate seen since the fourth quarter of 2021. Unsurprisingly, corporate earnings generally beat expectations for the quarter.
With the third quarter GDP surge fueled by consumption, there’s concern that higher interest rates could eventually take their toll on the recently more audacious consumer. That concern may
be warranted, as select data points to a struggling consumer.
For example, more car owners have become delinquent on their payments. In September, 6.1% of subprime borrowers were at least
60 days past due on a car payment, according to Fitch Ratings, the highest delinquency rate in nearly 30 years.
Also, softer employment isn’t helping. While the September jobs data was strong, adding 297,000 new jobs, growth decelerated to 150,000 jobs added in October and the unemployment rate
ticked up to 3.9%, the highest level since January 2022. However, average hourly earnings slowed their gains slightly, rising just 0.2%
over the month.
Nevertheless, inflation remains high. The core Consumer Price
Index (CPI), which excludes the more volatile food & energy
components, increased 0.3% month over month in September, the same as it did in August, and rose 4.1% versus September last year. With the core Personal Consumption Index (PCI), the Fed’s preferred measure, up 3.7% year over year in September, inflation remains too far above the Fed’s target of a long-term average near
2.0%.
That said, the Fed again chose to remain on pause in October, for the second consecutive month, leaving rates unchanged, albeit at a 22-year high. No additional hikes are expected this year, so it’s likely interest rates will end 2023 at current levels.
Market Review
Coming out of October, U.S. stocks extended their slide. The S&P
500® Index, a market-cap-weighted index that represents the
average performance of a group of 500 U.S. large capitalization stocks, fell 2.20%, from 4,288.05 at the September close to
4,193.80 at the end of October. The total return of the S&P 500
Index (including dividends) for the month was -2.10% and 10.69%
year to date. Broad-based weakness continued in October, with
10 of the 11 sectors generating a negative return (all but Utilities).
Energy led the market lower in October, falling 5.97%. Investors’
concern about slowing growth drove the weakness in the more
cyclical sectors such as Consumer Discretionary (-4.47%),
Materials (-3.18%), and Industrials ( 2.92%). Even the Information
Technology sector which, together with Communications Services, led the market higher over the year, fell a modest 0.02%.
International equities dropped again in October on continued
worries about the economic outlook for Europe and concern about the impact of the current conflict in the Middle East. The MSCI
EAFE Index fell 4.10% for the month, from 2,031.26 at the end of
September to 1,947.91 at the October close. The index, which tracks developed-economy stocks in Europe, Asia, and Australia, reduced its year-to-date gains to 8.50% as of the October close.
In the bond market, the yield on the benchmark 10-year U.S.
Treasury continued to rise, closing October at 4.90% after briefly piercing the psychologically significant 5.0% level mid-month.
The rise was largely attributed to sufficiently robust growth to prevent the Fed from cutting rates soon, the greater Treasury bond issuance planned to fund the budget deficit, and concern that real rates (the yield a bond pays after subtracting inflation) may stay higher for longer.
Our Outlook
Third quarter growth and earnings results were encouraging,
but we continue to believe U.S. corporate profit margins will be challenged in 2024 with slowing growth. Higher inflation helped companies raise real prices over the past year, but that tailwind of inflation enabling higher prices is dissipating as inflation has fallen and may likely continue to drift lower. Add tighter financial conditions, higher borrowing costs, and a slowing economy on top of a loss in pricing power, and we think it will be difficult for profits to continue to beat rosy expectations into 2024.
Should the economy slow more abruptly than the market currently expects, the Fed could relent and begin talking about lowering interest rates. However, we believe they will be very reluctant to do so without a clear and significant decline in inflation or a great deal of confidence it will fall in the near term. We believe the Fed, which has the difficult task of balancing the so-called “dual mandate” of simultaneously targeting lower inflation and higher employment, currently favors the former and will do so until they are confident inflation has stabilized at appropriate levels.
In this environment, we continue to think bonds broadly can be compelling long-term investments. Short-term securities issued by either the U.S. Treasury or high-quality companies offer attractive yields given our expectation that the Fed is likely to keep short-
term interest rates high into next year. While longer-dated Treasury bonds have been volatile recently, they offer the opportunity to lock in today’s historically high yields for the length of the bond. If we are right that Treasury yields are likely near their peak, then the total return realized in longer-dated bonds could be significant as the capital appreciation gained from any decline in rates is added to the already attractive yield earned just by holding them.
While weakness in stocks and bonds could well continue in the months ahead, our base case remains that significant further weakness in stocks or bonds is more likely to be short-lived rather than longer-term. While the short-term effects of volatility can be painful, these same periods can also offer opportunities for actively managed portfolios and investors who have heeded our words of caution and retained some flexibility to add risk when valuations become attractive.
As always, we thank you for the trust you have placed in our entire team of professionals at Thrivent.
David S. Royal
Chief Investment Officer
Thrivent Asset Management
The views expressed are as of Oct. 31, 2023, may change as
market or other conditions change, and may differ from views expressed by other Thrivent Asset Management, LLC associates.
Actual investment decisions made by Thrivent Asset Management,
LLC will not necessarily reflect the views expressed. This
information should not be considered investment advice or a
recommendation of any particular security, strategy or product.
Investment decisions should always be made based on an
investor's specific financial needs, objectives, goals, time horizon, and risk tolerance.

Thrivent Aggressive Allocation Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Aggressive Allocation Fund involves allocation, equity security, large cap, conflicts of interest, derivatives, emerging markets, foreign currency, foreign securities, growth investing, investment adviser, issuer, market, mid cap, other funds, quantitative investing, small cap, and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent Aggressive Allocation Fund earned a return of 4.63%, compared with the average return of its peer group, the Morningstar
Aggressive Allocation Funds category, of 4.49% The Fund’s market benchmarks, the S&P 500® Index, the Bloomberg U.S. Aggregate
Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of 10.14%, 0.36%, and 12.07%, respectively.
What factors affected the Fund’s performance?
The Fund’s approximately 2% overweighting to equities benefited performance since equities materially outperformed fixed income.
However, the Fund’s approximately 4% overweighting to domestic equity detracted from results because of stronger performance in developed international markets. Within the domestic equity portfolio, an overweighting to small- and mid-cap stocks detracted. In aggregate, managers outperformed their respective benchmarks with the strongest contribution by far coming from the large-cap growth manager, followed by the small-cap value and international managers, while underperforming managers included mid-cap stock, small-
cap growth, small-cap stock, and mid-cap growth. Among the various market factors, an overweighting to growth benefited performance because growth materially outperformed value; however, the low-volatility strategy detracted from performance. In early January, the
Fund’s underweighting to international was reduced by half from a 4% to 2% underweighting. The Fund’s equity exposure was reduced by approximately 1% in early February. In early April, the Fund’s overweighting to domestic equity was increased by selling 1% from Europe and adding 1% to domestic. In early August, the Fund’s equity overweighting was decreased by approximately 1.5% toward a target of a
1% overweighting. In addition, the low-volatility strategy is being removed in favor of broader public and private equity exposures. As part of the management process, we employed several derivative strategies within equity for the purpose of adjusting exposures to various asset classes when deemed appropriate, in addition to more efficiently managing cash inflows and outflows.
The fixed-income portion of the Fund modestly underperformed due to overweighted positions in Treasury bonds and agency mortgage-
back securities and an underweighting in corporate bonds. Interest-rate positioning positively contributed to performance as did security selection within high-yield corporates. We used Treasury futures and mortgage options to help manage the fixed-income portfolio’s interest-rate exposure, and credit default swap indexes to help manage credit exposure.
What is your outlook?
In the final months of the reporting period, the Federal Reserve’s (Fed) higher-for-longer rates narrative, labor unrest, political uncertainty, and rapidly rising long-term rates increased investor anxiety and pushed the equity market into a tactically oversold position. As we enter another earnings season, history implies the potential for near-term opportunities with enhanced prospects for a bullish rebuttal to recent stock market pessimism. Overall, Thrivent Asset Allocation Funds hold a moderate equity overweighting and a bias toward adding to that exposure in the event of further market weakness. However, looking to 2024, we remain cautious because the Fed’s tightening to date may continue to constrain the U.S. economy. Within equity, the Fund remains underweighted in international overall, primarily in Europe and emerging markets, because globalization has likely peaked, Europe is more at risk of recession than other regions, and international economies face more demographic and structural headwinds. Domestically, we see a higher degree of innovation and a more favorable regulatory climate for businesses. Nearer term, international markets may provide some safety on a relative basis in the event the largest names in the S&P 500 give back some of their significant year-to-date gains; however, this possibility is not compelling enough for us to reduce the Fund’s international underweighting at this time. Eurozone economic data continues to weaken, and China’s real estate issues have the potential to impact the Chinese economy more broadly and negatively. Within market cap segments, small- and mid-cap stocks appear more attractive than earlier this year from a valuation and technical perspective. However, over the long term, we maintain a preference for large caps over small caps in public markets because of the increased benefits of scale for larger companies, the growth of private markets, and the trend toward smaller companies remaining private for much longer.
Within fixed income, we anticipate interest-rate volatility will remain elevated given uncertainty over the economy, inflation, and the timing of a potential Fed rate cut. We expect the Fed to hold rates steady into 2024 but cut rates in the second half due to a slowing economy.
Credit spreads are likely to increase, reflecting greater default risks as the economy slows because of the lagged impact of rate hikes.

Portfolio Composition
(% of Portfolio)
Large Cap 45.9%
Short-Term Investments 14.4%
International 13.2%
Small Cap 12.2%
Mid Cap 7.2%
Investment Grade Debt 5.1%
Multi-Cap 1.7%
Private Equity 0.3%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Growth Fund, Class S 7.8%
Thrivent International Allocation Fund, Class S 6.5%
Thrivent Mid Cap Stock Fund, Class S 5.1%
Thrivent Large Cap Value Fund, Class S 4.9%
Thrivent Core Mid Cap Value Fund 2.8%
Thrivent Core International Equity Fund 2.6%
Thrivent Global Stock Fund, Class S 2.4%
Thrivent Small Cap Stock Fund, Class S 2.2%
Thrivent Core Emerging Markets Equity Fund 2.0%
Thrivent Core Low Volatility Equity Fund 1.9%
These securities represent 38.2% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned an asset class.
Portfolio Composition excludes collateral held for securities loaned.
Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2023
Class A
2
1-Year 5-Year 10-Year
without sales charge 4.63% 6.56% 7.10%
with sales charge -0.09% 5.59% 6.60%
Class S 1-Year 5-Year 10-Year
Net Asset Value 4.76% 6.75% 7.38%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders invest-
ing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in those
Indexes, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The S&P 500
®
Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500
®
” is a trade-
mark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Balanced Income Plus Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Stephen D. Lowe, CFA, David R. Spangler, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers
The Fund seeks long-term total return through a balance between income and the potential for long-term capital growth.
Investment in Thrivent Balanced Income Plus Fund involves risks including equity security, interest rate, credit, allocation, conflicts of interest, derivatives, emerging markets, foreign currency, foreign securities, high yield, investment adviser, issuer, large cap, liquidity, market, mortgage-
backed and other asset-backed securities, other funds, prepayment, quantitative investing, and sovereign debt risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent Balanced Income Plus Fund earned a return of 3.28%, compared with the average return of its peer group, the Morningstar
Conservative Allocation Category, of 2.73%. The Fund’s market benchmarks, the Morningstar LSTA US Leveraged Loan Index, the MSCI
World Index–USD Net Returns, the Bloomberg U.S. Mortgage-Backed Securities Index, and the Bloomberg U.S. High Yield Ba/B 2%
Issuer Capped Index, earned returns of 11.92%, 10.48%, -0.82% and 5.95%, respectively.
What factors affected the Fund’s performance?
Over the reporting period, the Fund’s approximately 2% underweighting to equities versus the Morningstar peer group detracted from relative performance since equities outperformed fixed income. The Fund’s overweighting to domestic equity also detracted from performance owing to stronger performance in developed international markets. Within the domestic equity portfolio, a slight overweighting in small- and mid-cap stocks modestly detracted from performance. In aggregate, stock selection among the underlying equity funds was positive, with the strongest performance coming from the large-cap growth manager, followed by the international manager. The mid-cap stock and small-cap stock managers lagged their respective benchmarks. In the international equity portfolio, stock selection contributed strongly in Japan and within the Health Care, Real Estate, and Consumer Discretionary sectors but detracted in
Germany and the Consumer Staples, Financials, and Information Technology sectors. Among the various market factors, an overweighting to growth benefited domestic equity performance, while overweighted exposures to value and profitability produced the strongest gains in international equity markets. We continued to employ derivatives to rebalance domestic and international equity exposures to the Fund’s tactical targets and to facilitate cash flows.
The fixed-income portfolio outperformed driven by security selection in the securitized segment, particularly among nonagency mortgage-
backed securities (MBS), collateralized loan obligations (CLOs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS). Overall securitized exposure averaged around 38% of the fixed-income portfolio, with about two-thirds invested in agency MBS and the rest divided among nonagency MBS (5%), CLOs (4%), ABS (2%), and CMBS (1%). The Fund also benefited from an overweighting to emerging market (EM) debt, which was around 9% of the fixed-income portfolio, and an underweighting to
Treasuries, which represented around 4%. Corporate exposure, which composed 40% of the fixed-income portfolio, contributed because of overweighted exposures in high-yield bonds (17%) and leveraged loans (8%), and a corresponding underweighting in investment-
grade corporate bonds (15%); however, security selection among corporates offset some of the positive allocation impact. The Fund’s approximately 6% out-of-index allocation to convertible securities also detracted, as this equity-sensitive segment underperformed.
Treasury futures and mortgage options were used to manage interest rate exposure and yield curve positioning during the period, which had little impact on performance. The Fund also used credit default swap indexes (CDX) during the year to manage credit risk exposure.
What is your outlook?
The Federal Reserve’s higher-for-longer rates narrative, labor unrest and political uncertainty have increased investor anxiety and led to recent market volatility. As we enter another earnings season, we see greater prospects for a bullish rebuttal to the recent stock market pessimism. While the Fund remains slightly underweighted in equities, we have a bias to add exposure in the event of renewed market weakness. The outsized year-to-date gains of the S&P 500’s largest stocks make that segment more vulnerable in the near term, while small-cap stocks are more attractive from a valuation and technical perspective. International equity exposure remains an underweighting, primarily in Europe and EM, because globalization has likely peaked, Europe is more at risk of recession than other regions, and international economies face more demographic and structural headwinds. Within fixed income, we anticipate interest rate volatility will remain elevated given uncertainty over the economy, inflation, and the Fed’s path. We expect the Fed to hold rates steady going into 2024 but cut rates in the second half as the economy slows and inflation declines. Our current outlook calls for a bumpy landing for the U.S.
economy but not a severe recession. That said, defaults will likely tick higher next year so we continue to favor a more neutral credit risk profile, which includes lower exposure to leveraged loans, high yield, preferred securities, and EM debt, balanced by increased allocations to Treasuries and agency MBS. We have shifted interest rate positioning to a slightly longer duration and a bias toward a steeper yield curve as the Fed is at or near the end of its rate hike cycle.

Portfolio Composition
(% of Portfolio)
Long-Term Fixed Income 43.4%
Common Stock 29.5%
Registered Investment
Companies 11.9%
Short-Term Investments 9.3%
Bank Loans 5.2%
Preferred Stock 0.7%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Mortgage-Backed Securities 13.3%
U.S. Affiliated Registered
Investment Companies 11.5%
Financials 10.5%
Information Technology 8.7%
Consumer Discretionary 6.1%
U.S. Government & Agencies 4.9%
Consumer Staples 4.6%
Communications Services 4.4%
Asset-Backed Securities 4.1%
Industrials 3.9%
Top 10 Holdings
(% of Net Assets)
Thrivent Core International Equity Fund 6.6%
Thrivent Core Emerging Markets Debt
Fund 4.9%
Microsoft Corporation 1.4%
U.S. Treasury Bonds 0.9%
U.S. Treasury Notes 0.9%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.9%
U.S. Treasury Notes 0.8%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr. Pass
Through 0.8%
Alphabet, Inc., Class C 0.8%
Apple, Inc. 0.8%
These securities represent 18.8% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2023
Class A
2
1-Year 5-Year 10-Year
without sales charge 3.28% 3.47% 4.14%
with sales charge -1.36% 2.52% 3.66%
Class S 1-Year 5-Year 10-Year
Net Asset Value 3.46% 3.73% 4.45%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges. If you were to purchase any of the above individual securities represented in those Indexes, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. Mortgage-Backed Securities Index (MBS) is formed by grouping the universe of over 600,000 individual fixed-rate U.S. government agency MBS pools into approximately 3,500 generic types of securities.
*** The MSCI World Index – USD Net Returns is an unmanaged market-capitalization-weighted index that represents the performance of large and mid-cap stock across 23 developed market countries. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The Bloomberg U.S. High-Yield Ba/B 2% Issuer Capped Index covers the USD denominated, non-investment grade, Ba or B rated, fixed-rate, taxable corporate bond market. The index limits issuer exposures to a maximum 2%, redistributing excess market value index-wide on a pro-rata basis.
***** The Morningstar LSTA US Leveraged Loan Index is a market-value weighted index representing the performance of the universe of U.S. dollar-denomi-
nated, senior secured, syndicated term loans.
****** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Global Stock Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Kurt J. Lauber, CFA, Lauri Brunner, David R. Spangler, CFA, and Noah J. Monsen, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Global Stock Fund involves risks including equity security, allocation, large cap, derivatives, emerging markets, foreign currency, foreign securities, futures contract, investment adviser, issuer, market, mid cap, other funds, quantitative investing, and small cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent Global Stock Fund earned a return of 8.34%, compared with the average return of its peer group, the Morningstar Global Large-
Stock Blend Funds category, of 7.94%. The Fund’s market benchmark, the MSCI All Country World Index-USD Net Returns, earned a return of 10.50%.
What factors affected the Fund’s performance?
The Fund’s approximately 1% to 2% equity overweighting benefited performance with equities up materially over cash. However, an approximately 4% to 5% overweighting to domestic equity detracted from results because of stronger performance in developed international markets. Also, the Fund’s overweighting to small-cap and mid-cap stocks detracted from performance as these segments underperformed large-cap stocks by a material amount during the period. Managers, in aggregate, outperformed their respective benchmarks with the largest contribution by far coming from the large-cap growth manager, followed by the quantitative small-cap value and international managers. Among the various market factors, an overweighting to growth added to performance with growth materially outperforming value by approximately 17% for the period.
As part of the management process, we employed several derivative strategies for the purpose of adjusting the Fund’s exposures to various asset classes when deemed appropriate, in addition to more efficiently managing cash inflows and outflows. The Fund’s equity exposure was reduced by approximately 1% in early February. In early April, the Fund’s domestic and international mix was further tilted to domestic by selling 1% from European equities and adding 1% to U.S. stocks. In mid-September, the Fund’s overweighting to equity was decreased to a target of 1%, by selling about 1.5% across both domestic and international equity. Additionally, over the past year, total equity exposure was adjusted several times in the context of rebalancing to tactical targets.
What is your outlook?
In the final months of the reporting period, the Federal Reserve’s (Fed) higher-for-longer rates narrative, labor unrest, political uncertainty, and rapidly rising long-term rates increased investor anxiety and pushed the equity market into a tactically oversold position. As we enter another earnings season, history implies the potential for near-term opportunities with enhanced prospects for a bullish rebuttal to recent stock market pessimism. The Global Stock Fund holds a small equity overweighting and a bias toward adding to that exposure in the event of further market weakness. However, looking to 2024, we remain cautious because the Fed’s tightening to date may continue to constrain the U.S. economy.
Within equity, the Fund remains underweighted in international overall, primarily in Europe and emerging markets, because globalization has likely peaked, Europe is more at risk of recession than other regions, and international economies face more demographic and structural headwinds. Domestically, we see a higher degree of innovation and a more favorable regulatory climate for businesses.
Nearer term, international markets may provide some safety on a relative basis in the event the largest names in the S&P 500 give back some of their significant year-to-date gains; however, this possibility is not compelling enough for us to reduce the Fund’s international underweighting at this time. Eurozone economic data continues to weaken, and we see the potential for China’s real estate issues to impact the Chinese economy more broadly and negatively.
The outsized year-to-date gains of the S&P 500’s largest stocks make that segment more vulnerable in the near term, while small- and mid-
cap stocks are more attractive than earlier this year from a valuation and technical perspective. However, over the long term, we maintain a preference for large caps over small caps in public markets because of the increased benefits of scale for larger companies, the growth of private markets, and the trend toward smaller companies remaining private for much longer.

Portfolio Composition
(% of Portfolio)
Common Stock 76.5%
Short-Term Investments 17.3%
Registered Investments
Companies 6.2%
Preferred Stock < 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 12.7%
Financials 12.5%
Health Care 10.5%
Industrials 9.9%
Consumer Discretionary 8.3%
Communications Services 5.0%
Energy 4.9%
U.S. Affiliated Registered
Investment Companies 4.8%
Consumer Staples 4.5%
Materials 3.8%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Equity
Fund 2.9%
Microsoft Corporation 2.3%
Thrivent Core Small Cap Value Fund 1.9%
Alphabet, Inc., Class C 1.6%
Amazon.com, Inc. 1.3%
SPDR S&P 500 ETF Trust 1.2%
Meta Platforms, Inc. 0.9%
NVIDIA Corporation 0.9%
Cisco Systems, Inc. 0.8%
Walmart, Inc. 0.7%
These securities represent 14.5% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2023
Class A
2
1-Year 5-Year 10-Year
without sales charge 8.34% 6.14% 6.60%
with sales charge 3.45% 5.17% 6.11%
Class S 1-Year 5-Year 10-Year
Net Asset Value 8.72% 6.51% 6.99%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the
Index, any charges you would pay would reduce your total return as well.
** The MSCI All Country World Index – USD Net Returns is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Government Bond Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Kent L. White, CFA, and Jon-Paul (JP) Gagne, Portfolio Co-Managers
The Fund seeks total return, consistent with preservation of capital. The Fund’s investment objective may be changed without shareholder approval.
Investment in Thrivent Government Bond Fund involves risks including government securities, mortgage-backed and other asset-backed securities, inflation-linked security, derivatives, interest rate, investment adviser, liquidity, market, portfolio turnover rate, redemption, and sovereign debt risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent Government Bond Fund earned a return of -1.43%, compared with the average return of its peer group, the Morningstar
Intermediate Government Category, of -0.64%. The Fund’s market benchmarks, the Bloomberg U.S. Agency Index and the Bloomberg
U.S. Treasury Index, earned returns of 2.71% and -0.63%, respectively.
What factors affected the Fund’s performance?
The Federal Reserve (Fed) continued its rate-hiking campaign as inflation remained stubbornly high amid surprisingly strong U.S.
employment and economic growth. The Fed increased rates by 225 basis points during the period before pausing in September, bringing the federal funds target rate to 5.25% - 5.50%. Interest rates rose across the Treasury yield curve and the curve remained inverted with shorter maturities yielding more than longer maturities, which has historically signaled a coming recession. The yield on the one-year
Treasury increased 78 basis points to 5.44% by the period end, while 30-year Treasuries rose 82 basis points to end at 5.04%. Volatility remained high across U.S. capital markets as investors fretted over the potential impacts of March’s regional banking distress, Fed rate hikes, and tighter lending conditions on the economy. With inflation still above its long-term target, the Fed telegraphed a higher-for-
longer rates narrative that rattled investors in September. The more rate-sensitive areas of the fixed-income market such as Treasuries and mortgage-backed securities (MBS) underperformed in this environment.
The Fund’s interest rate positioning contributed to its underperformance versus its Morningstar peer group and Bloomberg benchmarks.
We began to shift the Fund to a longer duration and away from its flatter yield curve bias midway through the period, in part by unwinding the Fund’s substantial short position in Treasury futures that had been used to underweight the front end of the curve. In hindsight, this repositioning took place too soon as Treasury yields surged higher and bond prices dropped following sticky inflation prints and the Fed’s higher-for-longer rates narrative in the final months of the period. The Fund’s performance was also negatively impacted by its increased allocation to agency MBS. The Fund began the period with a significant underweighting to the sector, which was beneficial last year as mortgage rates rose dramatically and fewer homeowners refinanced, which caused the durations of agency MBS to meaningfully extend.
Based on attractive valuations in the sector, we began shifting to an overweighting in agency MBS exposure early in the period. However, the segment was negatively impacted by technical factors in March as regional banking turmoil ignited Treasury market volatility and led banks to sell agency MBS, which weighed on the segment. On the positive side, however, the Fund benefited from its allocation to agency commercial mortgage-backed securities (CMBS), which remains an overweighting relative to the MBS sector.
What is your outlook?
While the U.S. economy has begun to show some signs of slowing, it has not yet felt the full impact of higher interest rates and tighter lending standards. At the same time, the Fed has reiterated that its primary focus is to bring inflation back in line with its target. We anticipate rate volatility will remain elevated until we see more certainty surrounding the economy, inflation, and the Fed’s path. We expect the Fed to hold rates steady going into 2024 but potentially begin to cut rates in the second half as the economy slows and inflation declines. However, the Fed may have room to hold out longer than the market currently anticipates because the U.S. job market remains strong. Our current outlook calls for a bumpy landing for the U.S. economy but not a severe recession.
The Fund ended the period with lower overall nominal Treasury and government-related exposure at around 30% of net assets. We eliminated exposure to Treasury Inflation Protected Securities (TIPS), which have a less favorable outlook versus a year ago as inflation continues to trend lower. In exchange, we’ve increased the Fund’s securitized exposure in areas where valuations are relatively more attractive, particularly in the agency MBS sector, which ended the period around 55% of the portfolio. Within the Fund’s approximately 5%
exposure to asset-backed securities (ABS), we’ve shifted out of some lower-quality, consumer-related names that may be more vulnerable in a slowing or recessionary environment. We have maintained agency CMBS exposure at around 10% and believe the segment continues to offer good long-term value and helps diversify the Fund’s asset mix. With yields likely to come down in the coming year, particularly at the short end of the Treasury yield curve, we will continue to maintain the Fund’s longer duration profile and steeper yield curve bias, using
Treasury futures to increase exposure at the front end of the curve. We continue to position the Fund as a conservative and defensive investment vehicle that could help investors weather an economic downturn or potential recession.

Major Market Sectors
(% of Net Assets)
Mortgage-Backed Securities 46.8%
U.S. Government & Agencies 29.8%
Collateralized Mortgage
Obligations 11.4%
Commercial Mortgage-
Backed Securities 5.9%
Asset-Backed Securities 5.7%
Top 10 Holdings
(% of Net Assets)
Government National Mortgage
Association Conventional 30-Yr. Pass
Through
6.7%
U.S. Treasury Notes
6.1%
U.S. Treasury Notes
4.9%
Government National Mortgage
Association Conventional 30-Yr. Pass
Through
2.9%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
2.2%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
2.2%
U.S. Treasury Notes
2.1%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
2.0%
U.S. Treasury Notes
2.0%
U.S. Treasury Notes
1.8%
These securities represent 32.9% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are
subject to change.
Average Annual Total Returns
1
As of October 31, 2023
Class A
2
1-Year 5-Year 10-Year
without sales charge -1.43% -0.49% 0.27%
with sales charge -3.44% -0.88% 0.07%
Class S 1-Year 5-Year 10-Year
Net Asset Value -1.21% -0.32% 0.44%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 2%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 2.0% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the Index, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. Agency Index is an index that measures the performance of the U.S. investment-grade fixed-income securities market.
*** The Bloomberg U.S. Treasury Index is an index that measures the performance of the U.S. Treasury bond market.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent High Income Municipal Bond Fund

*Investors may be subject to state taxes, the federal alternative minimum tax and capital gains taxes.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Johan A. Akesson, CFA, and Stephanie L. Woeppel, Portfolio Co-Managers
The Fund seeks a high level of current income exempt from federal income taxes. The Fund’s investment objective may be changed without shareholder approval.
Investment in the Thrivent High Income Municipal Bond Fund involves risks including municipal bond, interest rate, high yield, credit, futures contract, investment adviser, liquidity, market, redemption, and tax risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent High Income Municipal Bond Fund earned a return of 3.36%, compared with the average return of its peer group, the Morningstar
High Yield Municipal Category, of 1.60%. The Fund’s market benchmarks, the Bloomberg High Yield Municipal Bond Index and the
Bloomberg 65% High Grade/35% High Yield Bond Index, earned returns of 3.96% and 3.11%, respectively.
What factors affected the Fund’s performance?
Inflation remained stubbornly high amid surprisingly strong U.S. employment and economic growth, prompting the Federal Reserve (Fed)
to hike rates six more times before pausing in September. Rates rose across the Treasury yield curve, and it remained inverted with shorter maturities yielding more than longer maturities, which has historically signaled a recession. U.S. capital markets remained volatile because of bank distress, sticky inflation, additional Fed moves, and tighter lending conditions.
In the municipal bond market, the period started on a strong note with bonds rallying based on hopes of an approaching end to the rate hiking cycle. In December 2022, the typically upward-sloping municipal yield curve inverted for the first time in history and remained that way for the remainder of the period, with the shortest maturity bonds yielding more than intermediate and longer maturity bonds out to about 15 years. In the second half of the period, the municipal market broadly sold off as yields backed up across the curve, particularly following the hawkish higher-for-longer comments by the Fed in September. While the magnitude of the yield curve inversion decreased by year-end, it remained to some degree as investors continued to question the Fed’s future path. Over the full period, yields on one-
year municipals increased the most to end at 3.76%, and 11-year municipal bond yields rose the least to end at 3.68%; however, 30-year municipal bonds maintained the highest absolute yields, ending the period at 4.57%. In terms of the technical backdrop, investor demand for municipal bond mutual funds remained generally weak, while overall tax-exempt supply remained in line with the past five years but with a lot less issuance of high-yield municipal bonds.
The Fund’s longer duration, which increased its interest-rate sensitivity, helped performance in the first half of the period but detracted in the second half. However, we were very active in the new issue market throughout the period, selling lower coupon bonds and buying new issue bonds, which turned over about one-third of the portfolio during the year. Spreads were much wider when we made these purchases versus at the period end, which aided performance and helped offset some of the negative impact of sharply rising rates across the municipal yield curve in the second half. We used a short position on long Treasury futures to help maintain duration positioning. In terms of credit sectors, the Fund benefited from its transportation, education, and tobacco bonds, while senior living bonds haven’t performed well since the Covid pandemic started. Versus the peer group, our results were aided by a lack of exposure to bonds from the Puerto Rico
Electric Power Authority (PREPA), a government-owned utility that defaulted during the period. Performance was also helped by greater exposure to high-yield bonds during the year, which we increased to 35% of the Fund’s portfolio, and additions within the BBB-rated segment of investment grade. The Fund also experienced fairly significant inflows during the period that we used to capture higher yields early in the year, while many other funds were stressed by outflows. Additionally, the Fund experienced no defaults or impaired credits.
What is your outlook?
We believe the U.S. economy will continue to slow as it feels the full impact of significant rate increases and tighter lending standards. We expect the Fed to hold rates steady going into 2024 but potentially begin to cut rates in the second half as the economy slows and inflation declines. While our current outlook calls for a bumpy landing and not a severe recession, we anticipate the municipal market could remain volatile until we see more clarity surrounding the economy, inflation, and the Fed’s path. That said, the budgets of state and local municipal bond issuers continue to hold up well as revenues and credit quality have strengthened in recent years. With an election year approaching in 2024, we believe it is unlikely we will see any legislation or tax code changes that could have a significant impact on our market, but we will continue to monitor the situation closely. We do not expect a significant increase in municipal bond issuance or refinancings in the coming year unless absolute yield levels reach much lower levels.
We continue to focus on maintaining the Fund’s longer duration than our peer group to pick up additional yield. With the economy slowing and the potential for a recession still on the horizon, we continue to seek out issues with strong covenants and security packages. We believe the Fund is well positioned to handle a moderate downturn as we remain selective regarding credits, avoiding issuers that might be more severely impacted by an economic slowdown such as certain types of land deals and financially more leveraged state and local governments.

Major Market Sectors
(% of Net Assets)
Education 28.4%
Transportation 17.3%
Health Care 15.6%
Other Revenue 9.9%
Industrial Development
Revenue 8.7%
General Obligation 5.9%
Tax Revenue 5.4%
Housing Finance 4.7%
Water & Sewer 2.6%
Electric Revenue 2.2%
Top 10 States
(% of Net Assets)
New York 9.3%
Texas 7.8%
California 7.7%
Florida 7.5%
Arizona 6.6%
Wisconsin 5.6%
Minnesota 4.8%
Colorado 4.8%
Illinois 3.8%
Georgia 2.6%
Investments in securities in these States
represent 60.5% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Solutions, Inc.
(“Fitch”). If Moody’s, S&P and/or Fitch have assigned different ratings to a security, the highest rating for the security is used. Ratings from S&P or Fitch, when used, are converted into their equivalent Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 States exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 States are
subject to change.
Average Annual Total Returns
1
As of October 31, 2023
From
Inception
Class S 1-Year 5-Year 2/28/2018
Net Asset Value 3.36% 0.35% 0.45%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The Bloomberg High Yield Municipal Bond Index is an index which measures the non-investment grade and non-rated U.S. tax-exempt bond market.
** The Bloomberg 65%High Grade/35% High Yield Bond Index is an index which measures both the investment grade municipal bond market with matur-
ities of one year or more, and the non-investment grade and non-rated U.S. tax-exempt bond markets.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent High Yield Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Paul J. Ocenasek, CFA, and Paul S. Tommerdahl, CFA, Portfolio Co-Managers*
The Fund seeks high current income and, secondarily, growth of capital.
Investment in Thrivent High Yield Fund involves risks including high yield, interest rate, credit, convertible securities, derivatives, foreign securities, investment adviser, leveraged loan, liquidity, market, prepayment, and redemption risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
* Effective April 30, 2023, Paul S. Tommerdahl, CFA, has been named as a portfolio manager of the Fund.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent High Yield Fund earned a return of 4.97%, compared with the average return of its peer group, the Morningstar High Yield Bond
Category, of 5.72%. The Fund’s market benchmark, the Bloomberg U.S. Corporate High Yield Bond Index, earned a return of 6.23%.
What factors affected the Fund’s performance?
The Federal Reserve (Fed) continued its rate-hiking campaign as inflation remained stubbornly high amid surprisingly strong U.S.
employment and economic growth. The Fed hiked six additional times before pausing in September, bringing the federal funds rate to
5.25% - 5.50%. Late in the period, markets were rattled by the Fed’s higher-for-longer narrative as many forecasts had already been calling for rate cuts in 2024. Rates rose across the Treasury yield curve and the curve remained inverted with shorter maturities yielding more than longer maturities, which has historically signaled a coming recession. While the consumer price index cooled significantly from its mid-
2022 peak, inflation remained above the Fed’s long-term 2% target.
The high-yield segment was more resilient than rate-sensitive areas of the market such as Treasuries, mortgage-backed securities, and investment-grade corporates. Despite bouts of volatility, particularly during the regional banking crisis in March, high-yield credit spreads ended the period 27 basis points tighter at 437 basis points over Treasuries. Demand for high-yield bonds ebbed as the retail high-yield market experienced outflows of $21.8 billion from mutual funds and exchange-traded funds (ETFs) year-to-date in 2023. However, high-
yield bond issuance, while still below long-term averages, recovered somewhat from last year’s very low level of $95 billion. Year to date
2023, new issuance has totaled $146 billion, with secured bonds representing around half of the new supply. Despite an increase in the default rate from below 2% to just shy of 5% over the period, the high-yield market and spreads held up surprisingly well. (Source: Moody’s
Investors Service trailing U.S. dollar-weighted 12-month default rate.)
Within the Bloomberg benchmark, the riskier, lower-quality CCC-rated segment performed best with a 7.44% return. Higher-rated BB-rated bonds returned 5.30%, underperforming both CCCs and single Bs because of the segment’s generally longer duration, which makes it more sensitive to interest rates. With the backdrop of a relatively strong U.S. economy, more cyclical sectors outperformed including building materials, home construction, metals and mining, financial companies, consumer cyclicals, and chemicals. The worst-performing industries within the high-yield market included real estate, airlines, electric, and cable.
The Fund’s main detractor was its higher-quality, more defensive positioning versus both its peer group and index, particularly an approximately 3% underweighting in the CCC-rated bucket. In terms of sectors, an underweighting in banking and finance hurt results as these industries snapped back following March’s regional banking crisis. Also, an underweighting in Health Care hindered results because of the strong performance of this sector over the period. Versus the index, which is composed of all high-yield bonds, the Fund’s 5%
exposure in BBB-rated bonds and 1 - 2% cash position detracted. Conversely, the Fund’s approximately 4% exposure in leveraged loans during the period contributed. This segment continued to outperform because the securities have floating-rate coupons that reset every quarter in tandem with rising rates. Also, the Fund’s modest underweighting to the poorly performing cable sector contributed. In addition, the Fund benefited from increased exposure to the outperforming oilfield services sector during the year. We re-established a short position in the credit default swap index (CDX) to hedge exposure to the high-yield market in the event of spread widening, which also had a slightly positive impact on performance.
What is your outlook?
We do not believe the U.S. economy has felt the full impact of higher interest rates and tighter lending standards, which will put pressure on high-yield market fundamentals. That said, the high-yield market remains better positioned to withstand economic stress because of its much higher-quality profile over the past 15 years and the recent shift toward more issuance of secured bonds. High-yield spreads held up better than expected this past year and are closer to fair value. Given the increasing possibility of at least a mild recession in 2024, we expect spreads to be more likely to be pressured wider, but we aren’t overly bearish. The Fund remains more defensively positioned with underweightings in CCC-rated securities and more cyclical industries, which could come under pressure if the economy slows. We added to Health Care as valuations looked attractive after performance lagged during the period, but the sector also remains underweighted.
The Fund maintains overweightings to Energy, particularly oilfield services, and more stable industries such as food and beverage. We continue to reduce leveraged loan exposure because these securities look less attractive as the Fed is at or near the end of its tightening campaign. We are maintaining the Fund’s neutral duration versus its peers.

Major Market Sectors
(% of Net Assets)
Consumer Cyclical 17.4%
Energy 13.6%
Consumer Non-Cyclical 12.8%
Communications Services 12.4%
Capital Goods 12.2%
Financials 7.8%
Basic Materials 5.9%
Technology 5.4%
Utilities 2.9%
Transportation 2.8%
Top 10 Holdings
(% of Net Assets)
SPDR Bloomberg Short Term High Yield
Bond ETF
2.2%
Herc Holdings, Inc.
0.7%
TransDigm, Inc.
0.6%
Albertson's Companies, Inc.
0.6%
H&E Equipment Services, Inc.
0.6%
SS&C Technologies, Inc.
0.6%
Tenet Healthcare Corporation
0.6%
1011778 B.C., ULC/New Red Finance,
Inc.
0.6%
Teva Pharmaceutical Finance
Netherlands III BV
0.5%
GFL Environmental, Inc.
0.5%
These securities represent 7.5% of the total net
assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are
subject to change.
Average Annual Total Returns
1
As of October 31, 2023
Class A
2
1-Year 5-Year 10-Year
without sales charge 4.97% 1.83% 2.69%
with sales charge 0.18% 0.89% 2.22%
Class S 1-Year 5-Year 10-Year
Net Asset Value 4.99% 2.06% 2.95%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders invest-
ing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the Index, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. Corporate High Yield Bond Index is an index which measures the performance of fixed-rate non-investment grade bonds.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Income Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Kent L. White, CFA, and Cortney L. Swensen, CFA, Portfolio Co-Managers
The Fund seeks high current income while preserving principal and, secondarily, long-term growth of capital in order to maintain investors’
purchasing power.
Investment in Thrivent Income Fund involves risks including interest rate, credit, high yield, derivatives, emerging markets, financial sector, foreign securities, government securities, investment adviser, issuer, liquidity, market, mortgage-backed and other asset-backed securities, and redemption risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent Income Fund earned a return of 2.82%, compared with the average return of its peer group, the Morningstar Corporate Bond
Category, of 2.63%. The Fund’s market benchmark, the Bloomberg U.S. Corporate Bond Index, earned a return of 2.77%.
What factors affected the Fund’s performance?
The Federal Reserve (Fed) continued its rate-hiking campaign as inflation remained stubbornly high amid surprisingly strong U.S.
employment and economic growth. The Fed increased rates by 225 basis points during the period before pausing in September, bringing the federal funds target rate to 5.25% - 5.50%. Interest rates rose across the Treasury yield curve and the curve remained inverted with shorter maturities yielding more than longer maturities, which has historically signaled a coming recession. The yield on the two-year
Treasury increased 56 basis points to 5.07% by the period end, while 10-year Treasuries rose 78 basis points to end at 4.88%. With inflation still above its long-term target, the Fed telegraphed a higher-for-longer rates narrative that rattled investors in September. Volatility remained high across U.S. capital markets as investors fretted over the potential impacts of bank distress, Fed rate hikes, and tighter lending conditions on the economy. Corporate spreads were volatile but overall held up surprisingly well, despite an increase in default rates, as the U.S. economy and consumers remained resilient. Both investment-grade and high-yield credit spreads ended the period tighter, with high yield decreasing from 464 basis points over Treasuries to 437 basis points by the period end, while investment-grade spreads narrowed from 158 basis points over Treasuries to 129 basis points. Money continued to flow out of risk assets, while corporate bond issuance recovered somewhat from 2022’s extremely low level.
The primary factor that drove the Fund’s outperformance versus its Morningstar peers and Bloomberg benchmark was its interest rate positioning. Heading into this reporting period, we didn’t believe the Fed would be shifting to rate cuts in 2023 since inflation was still elevated, and the labor market and consumer remained strong. Therefore, we maintained the Fund’s shorter duration and positioning for a flatter yield curve, which helped performance by buffering the portfolio from the drop in bond prices as rates continued to rise across the yield curve, particularly at the short end. We used Treasury futures during the period to help maintain the Fund’s duration and yield curve positioning. The Fund also benefited from security selection in investment-grade credit. During the regional banking turmoil in
March, we took advantage of the dislocation among banks and added positions at attractive valuations that subsequently performed well.
However, the Fund did own a very small position in Credit Suisse Additional Tier 1 (AT1) securities that were unexpectedly written down to zero by Swiss regulators as part of the company’s rescue merger with UBS in March. Within securitized, an approximately 3% weighting in collateralized loan obligations (CLOs), which are floating-rate securities that adjust along with rates, contributed as these securities recovered during the risk-on rally from the prior year’s underperformance.
What is your outlook?
While the U.S. economy has begun to show some signs of slowing, it has not yet felt the full impact of higher rates and tighter lending standards. At the same time, the Fed has reiterated that its primary focus is to bring inflation back in line with its target. We anticipate rate volatility will remain elevated until we see more certainty surrounding the economy, inflation, and the Fed’s path. We expect the Fed to hold rates steady going into 2024 but potentially begin to cut rates in the second half as the economy slows and inflation declines. Our current outlook calls for a bumpy landing for the U.S. economy but not a severe recession.
We continue to position the Fund somewhat defensively in terms of credit risk while keeping some dry powder available in the form of
Treasuries (4%) and cash (3%). We’ve also recently increased agency mortgage-backed securities (MBS) exposure to around 3% as relative valuations have looked more attractive and the segment provides liquidity and attractive yields. Investment-grade credit exposure increased over the period to about 83% of the portfolio, while high-yield corporate exposure fell to less than 6% mostly due to rising stars, which are high-yield bonds upgraded to investment grade. We also continued to use short positions in the credit default swap index (CDX)
to help hedge exposure to the high-yield market throughout the year. With valuations in the corporate market currently fair to slightly rich, we will wait for better opportunities to add credit risk if we see the economy weaken further. We continue to find attractive opportunities in the Financials sector, particularly among large, high-quality banks, but remain cautious regarding more consumer-sensitive areas.
We’ve eliminated leveraged loans and reduced CLO exposure to around 1% of the Fund’s net assets because both segments are seeing borrowing rates go up with each Fed increase. With the Fed at or near the end of its rate hiking cycle, we have begun to lengthen duration and position the Fund to benefit from a steeper yield curve.

Major Market Sectors
(% of Net Assets)
Financials 35.7%
Consumer Non-Cyclical 10.9%
Utilities 7.7%
Consumer Cyclical 7.4%
Communications Services 7.3%
Energy 6.0%
Capital Goods 4.3%
Technology 4.3%
U.S. Government & Agencies 4.1%
Mortgage-Backed Securities 3.2%
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Bonds
2.0%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr. Pass
Through
1.8%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
1.4%
U.S. Treasury Notes
0.8%
U.S. Treasury Bonds
0.7%
UBS Group AG
0.7%
Sprint Capital Corporation
0.6%
Boeing Company
0.5%
Cheniere Energy Partners, LP
0.5%
UBS Group AG
0.5%
These securities represent 9.5% of the total net
assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are
subject to change.
Average Annual Total Returns
1
As of October 31, 2023
Class A
2
1-Year 5-Year 10-Year
without sales charge 2.82% 0.87% 1.77%
with sales charge -1.75% -0.05% 1.30%
Class S 1-Year 5-Year 10-Year
Net Asset Value 3.12% 1.17% 2.10%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the Index, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market and includes USD denomi-
nated securities publicly issued by US and non-US industrial, utility and financial issuers.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent International Allocation Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Noah J. Monsen, CFA, Brian W. Bomgren, CQF, and Jing Wang, CFA, Portfolio Co-Managers.*
The Fund seeks long-term capital growth.
Investment in Thrivent International Allocation Fund involves risks including allocation, equity security, foreign securities, derivatives, emerging markets, foreign currency, growth investing, investment adviser, issuer, large cap, market, mid cap, quantitative investing, small cap, and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective April 30, 2023, Goldman Sachs Asset Management, L.P. is no longer a subadvisor of the Fund and Jing Wang, CFA, and Nick
Cai, CFA, FRM, CAIA, have been named as portfolio managers of the Fund. Effective November 1, 2023, Nick Cai, CFA, FRM, CAIA will no longer serve as portfolio manager of the fund.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent International Allocation Fund earned a return of 11.89%, compared with the average return of its peer group, the Morningstar
Foreign Large Blend Funds category, of 13.03%. The Fund’s market benchmark, the MSCI All Country World Index ex-USA–USD Net
Returns, earned a return of 12.07%.
What factors affected the Fund’s performance?
In developed international markets, the European Central Bank followed the U.S. Federal Reserve’s footsteps by increasing short-term rates from 2.0% to 4.5% over the course of the period. Economic growth and stock markets in Europe were relatively weak, however, and
Europe appears to be in more immediate danger of potentially falling into recession in the coming year. Corporate earnings growth has also been slower than in the U.S., with expectations for around 0% growth in 2024. As a result, markets anticipate that rates in Europe have already peaked and will likely fall in the coming year to support growth as inflation has abated. The faster pace of rate increases in Europe also helped support a rise in both the euro and the British pound relative to the U.S. dollar, which provided a boost to returns for U.S.-based investors in European equities. In Japan, decades of deflation have been the biggest concern of the central bank, so a return to a positive inflation rate has been a welcome sign for the economy and market. Interest rates have begun to rise, albeit at a much slower pace than in the U.S. or Europe. As a result, the Japanese yen has weakened against other major currencies, hitting its lowest level versus the U.S. dollar since the early 1990s. This has left the yen near levels where the Japanese government has previously intervened to support its value, which has historically been a headwind for foreign investors in Japanese equities. Over the period, financial stocks led the Japanese stock market as investors anticipated that the potential for even higher rates would support the profitability of lenders.
In emerging markets, China has continued to be the focus of investors and economists. Chinese consumer demand has been slow to recover from pandemic lockdowns, despite the complete removal of restrictions on activity. This has led to lackluster economic growth and underperformance of Chinese stocks compared to other Asian markets. Chinese stocks have also been hampered by risks in the country’s property sector, with highly leveraged developers facing the danger of default due to the overbuilding of residential properties financed by high levels of debt. In addition, the U.S. and other Western countries have recently focused on both restricting China’s access to sensitive technologies and building supply chains that are less reliant on Chinese suppliers, resulting in another headwind to China’s stock market.
Meanwhile, Asian markets outside of China and emerging European markets benefited from this near-shoring dynamic, as Western nations sought to increase economic ties with countries that are closer both geographically and politically. By contrast, rising political instability in much of Latin America held back stock market returns in that region. In Middle Eastern markets, producers were forced to cut oil output to maintain prices, which led to some volatility and lower overall returns in the region.
The Fund is managed as an allocation product with distinct strategies in developed market large-cap stocks, developed market small-cap stocks, and emerging market stocks. The Fund’s underperformance relative to its benchmark was due to the allocations among these strategies, while each of the individual strategies outperformed its individual benchmark. The Fund had a greater allocation to the small-
cap strategy than the weighting of small-cap stocks in the benchmark; therefore, the relative underperformance of small-cap versus large-
cap stocks hurt its performance for the year. Across all the individual strategies, we employ a quantitative stock selection model based on factors shown to help forecast returns. Value factors were the strongest drivers of returns throughout global markets over the past year.
Momentum factors had notably weak returns in emerging markets, where they typically provide consistent outperformance.
The Fund uses equity index futures to adjust market exposure and manage cash flows, which had a small positive impact on performance for the year.
What is your outlook?
In developed markets, we are cautious of recession risk in Europe, where slow economic growth and earnings growth are not expected to improve materially in 2024. In emerging markets, we are cautiously optimistic that China’s economic growth will begin to accelerate and that the market may have found its bottom. In evaluating the environment for quantitative factor investing, we use valuation to inform our expectations for factor returns. In Japan, high-quality factors currently display attractive valuations, while value and yield factors appear expensive compared to historical norms following strong returns recently. In other developed markets, value factors still appear to be attractive, while growth factors look to be expensive. Meanwhile, momentum and quality appear to be favorable over low volatility in emerging markets.

Portfolio Composition
(% of Portfolio)
Common Stock 95.1%
Short-Term Investments 4.6%
Long-Term Fixed Income 0.2%
Preferred Stock 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 17.3%
Industrials 13.8%
Health Care 12.1%
Consumer Discretionary 11.6%
Information Technology 10.5%
Materials 8.0%
Energy 6.3%
Consumer Staples 6.1%
Communications Services 4.5%
Utilities 2.9%
Top 10 Countries
(% of Net Assets)
Japan 18.5%
United Kingdom 10.6%
Canada 8.2%
France 6.5%
Switzerland 6.1%
Australia 5.6%
Germany 5.2%
Netherlands 4.7%
Denmark 3.4%
Italy 3.2%
Investments in securities in these countries
represent 72.0% of the total net assets of the
Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
Average Annual Total Returns
1
As of October 31, 2023
Class A
2
1-Year 5-Year 10-Year
without sales charge 11.89% 2.46% 1.83%
with sales charge 6.87% 1.52% 1.37%
Class S 1-Year 5-Year 10-Year
Net Asset Value 12.15% 2.84% 2.24%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders invest-
ing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the Index, any charges you would pay would reduce your total return as well.
** The MSCI All Country World Index ex-USA- USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Large Cap Growth Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
 Lauri Brunner and Jaimin Soni, Portfolio Co-Managers
The Fund seeks long-term capital appreciation.
Investment in Thrivent Large Cap Growth Fund involves risks including large cap, growth investing, equity security, foreign securities, investment adviser, issuer, market, non-diversified, and technology-oriented companies risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent Large Cap Growth Fund earned a return of 21.60%, compared with the average return for its peer group, the Morningstar Large
Growth Funds category, of 14.19%. The Fund’s market benchmarks, the Russell 1000® Growth Index and the S&P 500® Growth Index,
earned returns of 18.95% and 11.90%, respectively.
What factors affected the Fund’s performance?
The Fund’s outperformance of its benchmarks and peer group during the reporting period was driven by stock selection. The biggest contributions came from the Communication Services, Industrials, and Information Technology sectors while Financials and Health Care lagged. Within Communication Services, Meta Platforms was the single biggest driver of outperformance as the stock benefited from a combination of cost discipline and revenue acceleration. The company was able to show a balance between investing in near-term growth initiatives like Reels and click-to-message ads, as well as longer-term areas like artificial intelligence (AI) while managing its cost structure by reducing head count. Within Industrials, Uber Technologies was the main driver of performance. The company has been able to grow revenues faster than costs, resulting in improved profit margins. Also, the Fund had a significant underweighting in the Information
Technology sector because of an underweighted position in Apple, which helped add to performance. Within Information Technology,
Nvidia was the biggest positive contributor. Demand for Nvidia’s semiconductor chips used for AI applications has been very strong, resulting in revenues and profits well above consensus expectations.
PayPal Holdings in the Financials sector was the biggest laggard for the Fund. PayPal stock has remained weak as the company undergoes a management transition while facing macro pressures. The company has recently appointed a new CEO and CFO, and we see an opportunity for PayPal to improve its growth in a large addressable market. The Health Care sector also struggled, partly from not owning Eli Lilly, which benefited from strong adoption of its weight loss drugs, and partly from owning Danaher, which continued to face weak demand. Although the Fund owns Novo Nordisk, which has also benefited from its weight loss drugs, the gains were not enough to offset headwinds.
What is your outlook?
Going forward, we believe investors will favor large-cap growth companies with strong organic growth opportunities, large and/or expanding target addressable markets, and operating initiatives that reflect data-driven insights to serve their end markets. Over the past
12 months, we have trimmed positions that have outperformed and continue to look for opportunities in names where we see long-term growth prospects. Our investment process continues along the same path with ongoing refinements. We view our meetings with large-
cap analysts as crucial to our process of researching existing names for operating developments and considering new names to add to the Fund. In terms of refinements, we have added rigor to our risk management process by including weekly reviews of Fund positioning based on quantitative factors. Our commitment to adjust position sizes based on a company’s execution of near-term and long-term key performance indicators remains unchanged.

Portfolio Composition
(% of Portfolio)
Common Stock 97.6%
Short-Term Investments 2.4%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 34.5%
Consumer Discretionary 14.6%
Health Care 13.0%
Communications Services 11.7%
Financials 9.7%
Industrials 6.1%
Consumer Staples 3.2%
Energy 2.4%
Real Estate 1.2%
Materials 1.2%
Top 10 Holdings
(% of Net Assets)
Microsoft Corporation 10.8%
Amazon.com, Inc. 7.4%
Alphabet, Inc., Class C 6.8%
NVIDIA Corporation 5.3%
Apple, Inc. 3.8%
Meta Platforms, Inc. 3.5%
UnitedHealth Group, Inc. 2.7%
ServiceNow, Inc. 2.5%
Tesla, Inc. 2.5%
Home Depot, Inc. 2.4%
These securities represent 47.7% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2023
Class A
2
1-Year 5-Year 10-Year
without sales charge 21.60% 11.95% 12.02%
with sales charge 16.09% 10.93% 11.51%
Class S 1-Year 5-Year 10-Year
Net Asset Value 21.97% 12.32% 12.41%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the
Index, any charges you would pay would reduce your total return as well.
**
The S&P 500 Growth Index is a market capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500
®
Index that exhibit strong growth characteristics.
***
The Russell 1000
®
Growth Index measures the performance of large cap growth stocks. It is not possible to invest directly in the Index.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Large Cap Value Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Kurt J. Lauber, CFA, and Thomas C. Lieu, CFA, Portfolio Co-Managers
The Fund seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Value Fund involves risks including large cap, value investing, equity security, foreign securities, investment adviser, issuer, and market risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent Large Cap Value Fund earned a return of 0.46%, compared with the average return of its peer group, the Morningstar Large Value
Funds category, of 0.68%. The Fund’s market benchmarks, the Russell 1000® Value Index and the S&P 500® Value Index, earned returns of 0.13% and 7.69%, respectively.
What factors affected the Fund’s performance?
Positive impacts from stock selection were offset by poor allocation decisions during the period, resulting in the Fund’s in-line performance versus its Russell benchmark. The most significant detractor in terms of allocation was the Fund’s underweighting in the Information
Technology sector and stock selection within the semiconductor industry specifically. However, the Fund’s overweighting in Alphabet and Meta Platforms in the Communication Services sector offset the negative impact and represented the largest stock selection gain.
We purchased Meta for the first time last year when the stock was under pressure due to weak digital advertising spending that resulted from changes Apple made to data tracking rules for its users. We liked the company’s attractive free cash flow yield and anticipated an algorithm fix by Meta that would eventually lead to a recovery in ad spend. We also added to Alphabet following concerns about increased competitive pressures in the search area from Microsoft’s launch of its artificial intelligence (AI) ChatGPT product because Google is a leader in generative AI and could also benefit.
Stock selection was also strong in the Utilities and Consumer Discretionary sectors. In Utilities, Constellation Energy drove the outperformance as its nuclear utilities are benefiting from higher power prices with the closing of carbon-based plants. The company could also potentially benefit from the consolidation of nuclear assets. Favorable results in Consumer Discretionary were driven by D.R. Horton, which reported better-than-expected operating performance in the face of difficult housing trends, and Booking Holdings, which benefited from strong international travel and market share gains in travel reservations.
Security selection in Financials detracted the most during the period, including positions in Financial Services, Inc., PayPal Holdings, and
Fidelity National Information Services. Also, the Fund did not own Berkshire Hathaway, which well outpaced the Financials sector, but owned Equitable Holdings, which did not. Lastly, Charles Schwab and Raymond James Financial underperformed based on concerns that higher funding costs would negatively impact earnings. We exited the Fund’s positions in Fidelity National Information Services, Equitable,
and Truist Financial, while adding to Wells Fargo, Charles Schwab, Comerica, MetLife, and M&T Bank.
What is your outlook?
The resilience of the U.S. economy in the face of one of the most aggressive Federal Reserve (Fed) tightening campaigns in history has left investors wondering if policymakers could somehow pull off an economic “soft landing.” Although it is a possibility, investors haven’t forgotten that this is the same Fed that called inflation “transitory” not too long ago. As we noted in our outlook last year, this Covid-led recession and recovery looks very different from the previous Great Recession. Consumer and enterprise balance sheets were in much better positions at the start, while economic demand, although slowing, has remained far more resilient than expected. The combination of near 0% rates, massive quantitative easing, and similarly aggressive fiscal policy has had a far more lasting impact on the U.S. economy to date than most forecast. Today, employment remains robust, inflation continues to trend lower, and some fiscal stimulus like the Inflation
Reduction Act remains in front of us, while China continues to step up its own stimulus plans. However, these favorable factors are countered by a federal funds rate that now stands at 5.25% - 5.50%, a 10-year Treasury yield that is notably higher than a year ago, and a U.S. savings rate that is now below pre-pandemic levels. As a result, the market continues to vacillate between the different outcome scenarios for the U.S. economy. That said, our Large Cap Value Fund team looks to take advantage of this dislocation and confusion through our stock selection process that focuses on ranking companies based on valuation, operating performance, and catalysts. For example, an inventory buildup from supply chains reopening combined with a consumer shift to services consumption recently led to a freight recession, which allowed the Fund to add exposure in this area. The Fund remains overweighted in attractively valued stocks and focused on companies that can improve returns above those already priced into their stock.

Portfolio Composition
(% of Portfolio)
Common Stock 99.4%
Short-Term Investments 0.6%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 18.9%
Health Care 14.8%
Industrials 11.6%
Information Technology 10.1%
Energy 10.0%
Consumer Staples 8.3%
Communications Services 8.2%
Consumer Discretionary 6.0%
Utilities 4.6%
Materials 4.1%
Top 10 Holdings
(% of Net Assets)
Cisco Systems, Inc. 2.9%
Alphabet, Inc., Class C 2.4%
Wells Fargo & Company 2.4%
Microsoft Corporation 2.3%
J.P. Morgan Chase & Company 2.2%
Walmart, Inc. 2.2%
ConocoPhillips 2.2%
Philip Morris International, Inc. 2.0%
Verizon Communications, Inc. 1.9%
Exxon Mobil Corporation 1.9%
These securities represent 22.4% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2023
Class A
2
1-Year 5-Year 10-Year
without sales charge 0.46% 7.91% 8.25%
with sales charge -4.07% 6.92% 7.75%
Class S 1-Year 5-Year 10-Year
Net Asset Value 0.75% 8.26% 8.64%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the
Index, any charges you would pay would reduce your total return as well.
** The S&P 500 Value Index is a market capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500®
Index that exhibit strong value characteristics.
*** The Russell 1000® Value Index measures the performance of large cap value stocks.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing electricity, food and transportation.

Thrivent Limited Maturity Bond Fund

Quoted Fund performance is for Class A shares.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Cortney L. Swensen, CFA, and Jon-Paul (JP) Gagne, Portfolio Co-Managers
The Fund seeks a high level of current income consistent with stability of principal.
Investment in Thrivent Limited Maturity Bond Fund involves risks including government securities, mortgage-backed and other asset-
backed securities, collateralized debt obligations, credit, futures contract, high yield, interest rate, investment adviser, issuer, liquidity, market, and redemption risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent Limited Maturity Bond Fund earned a return of 4.76%, compared with the average return of its peer group, the Morningstar Short-
Term Bond Category, of 3.84%. The Fund’s market benchmark, the Bloomberg Government/Credit 1-3 Year Bond Index, earned a return of
3.23%.
What factors affected the Fund’s performance?
The Federal Reserve (Fed) continued its rate-hiking campaign as inflation remained stubbornly high amid surprisingly strong U.S.
employment and economic growth. The Fed increased rates by 225 basis points during the period before pausing in September, bringing the federal funds target rate to 5.25% - 5.50%. Interest rates rose across the Treasury yield curve and the curve remained inverted with shorter maturities yielding more than longer maturities, which has historically signaled a coming recession. The yield on the two-year
Treasury increased 56 basis points to 5.07% by the period end, while five-year Treasuries rose 55 basis points to end at 4.82%. With inflation still above its long-term target, the Fed telegraphed a higher-for-longer rates narrative that rattled investors in September. Volatility remained high across U.S. capital markets as investors digested Fed comments and pushed out expectations for rate cuts further in 2024.
Credit spreads in the one- to three-year corporate segment fluctuated from a high of 130 basis points over Treasuries to a low of 60 basis points but ended the period five basis points tighter at 96 basis points over Treasuries. Money continued to flow out of risk assets, while corporate bond issuance recovered somewhat from 2022’s extremely low level.
The Fund’s overweighting to risk assets was the biggest performance contributor versus its Morningstar peers and the Bloomberg benchmark during the period, particularly in the securitized segment. Following significant spread widening among securitized asset classes last year, most areas recovered in 2023 as the U.S. economy, housing market, and consumers remained relatively resilient.
Within securitized, the Fund benefited from its approximately 6% exposure to collateralized loan obligations (CLOs), which are floating-
rate securities that adjust along with rates, and approximately 13% weighting in nonagency collateralized mortgage obligations (CMOs).
For comparison purposes, the Bloomberg benchmark has a much higher-quality profile with approximately 77% in Treasuries and other government-related securities, 23% in investment-grade corporates, and no securitized asset exposure. In the corporate segment, the
Fund also benefited from security selection in the Financials sector. During the regional banking turmoil in March, we took advantage of the dislocation among financials and added exposure that subsequently performed well. However, the Fund did own a very small position in Credit Suisse Additional Tier 1 (AT-1) securities that were unexpectedly written down to zero by Swiss regulators as part of the company’s rescue merger with UBS in March. In addition, the Fund had an overweighting in floating-rate securities versus its peers, which benefited performance as rates continued to rise. Conversely, the Fund’s underweighting to real estate investment trusts (REITs) versus its peers detracted as spreads in the segment recovered somewhat from last year’s wide levels. Over the first five months of the period, we positioned the Fund for a flatter yield curve by shorting two-year Treasury futures but eliminated all derivatives usage by the end of March.
Over the full period, duration and yield curve positioning had little impact on the Fund’s performance.
What is your outlook?
While the U.S. economy has slowed, it has not yet felt the full impact of higher interest rates and tighter lending standards. At the same time, the Fed has reiterated that its primary focus is to bring inflation back in line with its target. We anticipate rate volatility will remain elevated until we see more certainty surrounding the economy, inflation, and the Fed’s path. We expect the Fed to hold rates steady going into 2024 but cut rates in the second half due to a slowing economy and lower inflation. Our current outlook calls for a bumpy landing for the U.S. economy but not a severe recession. Therefore, we continue to position the securitized and corporate segments more defensively, while maintaining a Treasury underweighting of less than 8% of the Fund’s portfolio for the time being. While corporate exposure increased to nearly 65% of the portfolio, we added mostly A- and BBB-rated securities. High-yield corporate exposure continued to fall to less than 3% of the portfolio mostly due to rising stars, which are bonds upgraded to investment grade. We don’t anticipate adding high-
yield exposure in the near term since spreads tightened so much this past year. In securitized exposure, we shortened spread duration by around a year, reduced CLO and agency mortgage-backed securities (MBS) exposure to less than 5% and 1%, respectively, and eliminated commercial mortgage-backed securities (CMBS). In the asset-backed securities (ABS) segment, we are shifting out of esoteric consumer and unsecured bonds and adding AAA-rated securities, which are more liquid in the event of market stress. We continue to reduce the Fund’s floating-rate exposure as the Fed is at or near the end of its tightening cycle. We have recently shifted the Fund’s duration and yield curve exposure to a more neutral stance. The Fund’s goal continues to be to provide investors with a yield advantage over its peer group with less volatility.

Major Market Sectors
(% of Net Assets)
Financials 32.6%
Asset-Backed Securities 17.1%
Collateralized Mortgage
Obligations 9.4%
U.S. Government & Agencies 7.5%
Consumer Non-Cyclical 5.8%
Consumer Cyclical 5.5%
Energy 4.5%
Utilities 4.4%
Technology 3.3%
Communications Services 2.9%
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes
5.1%
U.S. Treasury Notes
0.9%
Avant Credit Card Master Trust
0.8%
Genesis Sales Finance Master Trust
0.7%
Sound Point CLO XIV, Ltd.
0.7%
Sound Point CLO XV, Ltd.
0.7%
Ares XL CLO, Ltd.
0.7%
U.S. Treasury Notes
0.6%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through
0.5%
U.S. Treasury Notes
0.5%
These securities represent 11.2% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are
subject to change.
Average Annual Total Returns
1
As of October 31, 2023
Class A
2
1-Year
5-Year 10-Year
Net Asset Value 4.76% 1.38% 1.39%
Class S
2
1-Year
5-Year 10-Year
Net Asset Value 5.01% 1.54% 1.58%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A shares and Class S shares have no sales load.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* The Bloomberg Government/Credit 1-3 Year Bond Index is an index that measures the performance of government and fixed-rate debt securities with maturities of 1-3 years.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Low Volatility Equity Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Noah J. Monsen, CFA, Brian W. Bomgren, CQF, and Jing Wang, CFA, Portfolio Co-Managers
The Fund seeks long-term capital appreciation with lower volatility relative to the global equity markets. The Fund’s investment objective may be changed without shareholder approval.
Investment in Thrivent Low Volatility Equity Fund involves risks including equity security, large cap, quantitative investing, derivatives, foreign currency, foreign securities, futures contract, investment adviser, issuer, market, and mid cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent Low Volatility Equity Fund earned a return of 4.38%, compared with the average return of its peer group, the Morningstar Global
Large-Stock Blend Funds category, of 7.94%. The Fund’s market benchmark, the MSCI World Minimum Volatility Index–USD Net Returns,
earned a return of 3.18%.
What factors affected the Fund’s performance?
Ongoing efforts by the Federal Reserve (Fed) to lower inflation heavily impacted U.S. markets during the period. The Fed increased short-
term rates, bringing the federal funds target rate to 5.25% - 5.50%. Longer-term interest rates also rose, with the 10-year Treasury ending the period at 4.88%. As a result of Fed actions, inflation remained above the central bank’s long-term 2% target level. While investors feared the rapid rise in interest rates would induce a U.S. recession, economic growth remained positive during the period, even showing signs of accelerating. Corporate earnings growth, which is more directly correlated to stock market returns than economic growth data, briefly turned negative in the early part of 2023; however, companies responded to sales slowdowns with cost reductions that returned earnings growth to positive. The market now anticipates this favorable growth trend will continue into 2024, with less likelihood of a recession. U.S. market returns were heavily concentrated in the largest growth stocks, while the average stock underperformed the market capitalization-weighted indexes. At the other end of the performance spectrum, high dividend-paying sectors such as Real Estate and
Utilities had the lowest returns in the face of rising long-term interest rates, particularly in the final three months of the period.
In international markets, the European Central Bank followed the Fed’s lead by increasing short-term rates from 2.0% to 4.5% for the period. However, economic growth and stock markets trailed their U.S. counterparts, and Europe appears to be in more imminent danger of falling into recession in the coming year. Corporate earnings growth has also been slower than in the U.S., with expectations for around
0% growth in 2024. As a result, markets anticipate that rates in Europe have already peaked and are likely to fall in the coming year to support growth as inflation has abated. The faster pace of rate increases in Europe also helped support a rise in both the euro and the
British pound relative to the U.S. dollar, which provided a boost to returns for U.S.-based investors in European equities. In Japan, decades of deflation have been the biggest concern of the central bank, so a return to a positive inflation rate has been a welcome sign for the economy and market. Interest rates have begun to rise, albeit at a much slower pace than in the U.S. or Europe. As a result, the Japanese yen weakened against other major currencies, hitting its lowest level versus the U.S. dollar since the early 1990s. This has left the yen near levels where the Japanese government has previously intervened to support its value, which has historically been a headwind for foreign investors in Japanese equities. Over the period, financial stocks led the Japanese market as investors anticipated that the potential for even higher rates would support the profitability of lenders.
Narrow leadership in the U.S. market and rising interest rates both contributed to more modest returns for low-volatility investing versus the overall market, which led to the Fund’s underperformance versus the broader Morningstar peer group. The low-volatility segment has less exposure to the high-growth stocks that led U.S. markets, along with more exposure to rate-sensitive sectors, such as Utilities and Real
Estate, that experienced the greatest headwinds.
The Fund outperformed its market benchmark because of stock selection in the U.S. and Japan, while performance in European stocks closely matched the benchmark’s returns. In the U.S., stock selection was especially strong in Utilities and Consumer Staples, but notably weak in Health Care. In Japan, the Fund benefited from selection in Industrials and Information Technology and an overweighting in
Financials. Using our quantitative approach to stock selection, value factors contributed the most, especially in Japan. In the U.S., growth factors and large size contributed, while the quality and valuation factors we emphasized did not add value. The Fund used equity index futures to manage cash flows, which did not materially impact returns during the period.
What is your outlook?
Stock markets have rallied recently based on policy commentary and economic data suggesting an end to rate increases. If inflation remains in check and central banks can achieve the elusive soft-landing by defeating inflation without causing a recession, then we would expect a more sustained rally in risky assets, and factors such as high leverage and high volatility to perform well. However, if rate cuts are needed to stimulate growth and ward off a recession, we would expect higher-quality and low-volatility stocks to outperform instead. The current environment appears to favor the soft-landing scenario in the U.S. while tilting more toward recession outside the U.S.
In evaluating the environment for quantitative factor investing, we use valuation to inform our expectations for factor returns. In the U.S., most factors are at moderate valuations, with conditions more favorable for value, large size, and low volatility. In Japan, high-quality factors currently display attractive valuations, while value and yield factors appear expensive compared to historical norms following recent strong returns. In remaining international markets, value factors still appear attractive, while growth factors appear expensive.

Portfolio Composition
(% of Portfolio)
Common Stock 98.1%
Short-Term Investments 1.9%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Health Care 20.1%
Information Technology 13.8%
Consumer Staples 13.4%
Financials 11.3%
Communications Services 11.2%
Industrials 10.7%
Utilities 8.0%
Consumer Discretionary 4.8%
Energy 2.5%
Materials 1.4%
Top 10 Countries
(% of Net Assets)
United States 61.0%
Japan 11.3%
Switzerland 5.4%
Canada 4.7%
France 2.4%
Germany 1.6%
Denmark 1.4%
Netherlands 1.4%
Hong Kong 1.3%
Norway 1.3%
Investments in securities in these countries
represent 91.8% of the total net assets of the
Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
Average Annual Total Returns
1
As of October 31, 2023
From
Inception
Class S 1-Year 5-Year 2/28/2017
Net Asset Value 4.38% 5.17% 5.46%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* Morgan Stanley Capital International (MSCI) World Minimum Volatility Index - USD Net Returns measures the performance characteristics of a minimum variance strategy applied to a universe of large- and mid-cap stocks in 23 developed market countries. It is an optimized version of the MSCI World
Index. It is not possible to invest directly in the Index. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Mid Cap Growth Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Siddharth Sinha, CFA, Michael P. Hubbard, and Mark C. Militello, CFA, Portfolio Co-Managers*
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Growth Fund involves risks including mid cap, growth investing, equity security, investment adviser, issuer, market, and technology-oriented companies risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective April 30, 2023, David J. Lettenberger, CFA, no longer serves as portfolio manager of the Fund due to his retirement. Effective
August 31, 2023, Mark C. Militello, CFA, has been named as a portfolio manager of the Fund.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent Mid Cap Growth Fund earned a return of -2.21%, compared with the average return of its peer group, the Morningstar Mid-Cap
Growth Funds category, of -0.45%. The Fund’s market benchmarks, the Russell Midcap® Growth Index and the S&P MidCap 400® Growth
Index, earned returns of 3.35% and 1.03%, respectively.
What factors affected the Fund’s performance?
The Fund underperformed the Morningstar Mid-Cap Growth Funds category and the Russell Midcap® Growth Index primarily due to poor stock selection in the Communication Services, Industrials, Health Care, and Financials sectors. Positive stock selection and performance in Consumer Staples, Energy, and Materials aided overall performance. The reporting period was characterized by modestly positive performance in the Russell Midcap® Growth Index, while performance for the Morningstar Mid-Cap Growth Funds category was slightly negative. However, the market experienced reasonable dispersion in returns among sectors with positive results in Industrials, Information
Technology, and Consumer Discretionary contrasted with negative returns in Consumer Staples, Energy, Health Care, and Materials.
The Communication Services sector was a relative underperformer in the Russell Midcap Growth Index, and the Fund lagged further due to poor stock selection. ZoomInfo Technologies underperformed as a pullback in spending for sales lead generation within its customer base impacted results. Conversely, the Industrials sector was one of the best performers in the Russell benchmark, but the Fund’s selections detracted. Chart Industries underperformed following its acquisition of Howden, which added a significant high-interest-rate debt burden to the company. Driven Brands Holdings, an operator of car washes, oil change stores, and collision repair centers, also lagged as the company cut guidance for its car wash segment. However, strong performance from Industrials sector stocks, such as
Howmet Aerospace and Advanced Drainage Systems, aided performance.
Health Care was one of the worst-performing sectors in the Russell benchmark, where the life science tools and services sub-sector was negatively impacted by the destocking of consumables and equipment inventories post the Covid-induced overordering. Furthermore, lower funding in emerging biotechnology companies weighed on sales performance in this sub-sector. The Fund’s exposures to life science stocks Bio-Techne and Maravai LifeSciences Holdings hindered results. Meanwhile, the healthcare equipment sub-sector started
2023 strong because of a recovery in surgical procedures. However, the obesity trial results from the GLP-1 class of drugs materially impacted the performance of these stocks because of the perceived long-term impact on surgical procedure volumes if these drugs see wide-scale adoption. Therefore, the Fund’s overweighted position in healthcare equipment stocks also negatively impacted performance.
Information Technology was the best-performing sector in the Russell benchmark, but the Fund slightly underperformed because of selection within the software industry, including weak results from BILL Holdings and Sprout Social that were partially offset by stronger returns from Synopsys, Inc., Palo Alto Networks, and HubSpot. However, the Fund strongly outperformed the benchmark in the semiconductor and semiconductor equipment sub-sectors driven by Lam Research, Entegris, and Monolithic Power Systems.
Consumer Staples, Energy, and Materials were all relative underperformers in the Russell benchmark, but the Fund outperformed in each sector due to stock selection. In Consumer Staples, the Fund saw strong results from Celsius Holdings, a rapidly growing brand of energy drinks. Also, solid ongoing results from Casey’s General Stores and a timely exit from Lamb Weston Holdings aided performance in the sector. In Energy, the Fund outperformed because of strong performance from TechnipFMC as the company’s differentiated subsea technology portfolio helped garner strong global orders. Additionally, while the Materials sector was a significant relative underperformer in the benchmark, the Fund outperformed because of a positive contribution from aggregates provider Martin Marietta Materials.
The Consumer Discretionary sector outperformed in the Russell benchmark and the Fund’s results were in line because of good stock selection offset by an underweighted allocation. Within the sector, the Fund benefited from the strong performance of Five Below and a timely exit from Ulta Beauty. The Fund initiated a new position in Deckers Outdoor earlier this year, which also aided performance.
What is your outlook?
Our team continues to identify and invest in companies with sustainable growth opportunities and strong competitive advantages that can execute regardless of the market or economic environment. The current market conditions present an opportunity to evaluate new secular growth and high-quality stocks that have underperformed in the recent past as they wait for their end markets to recover.

Portfolio Composition
(% of Portfolio)
Common Stock 96.6%
Short-Term Investments 2.2%
Registered Investments
Companies 1.2%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 25.6%
Health Care 17.4%
Industrials 16.1%
Consumer Discretionary 13.1%
Financials 9.8%
Consumer Staples 4.0%
Real Estate 3.6%
Materials 2.6%
Energy 2.5%
Communications Services 2.2%
Top 10 Holdings
(% of Net Assets)
Howmet Aerospace, Inc. 2.9%
Palo Alto Networks, Inc. 2.8%
Synopsys, Inc. 2.7%
Kinsale Capital Group, Inc. 2.5%
Chipotle Mexican Grill, Inc. 2.1%
Tyler Technologies, Inc. 2.0%
MSCI, Inc. 1.9%
Five Below, Inc. 1.9%
PTC, Inc. 1.9%
Arthur J. Gallagher & Company 1.8%
These securities represent 22.5% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2023
From
Inception
Class S 1-Year 2/28/2020
Net Asset Value -2.21% 5.55%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
*
The Russell Midcap
®
Growth Index is an unmanaged market capitalization-weighted index of medium capitalization growth oriented stocks of U.S.
domiciled companies that are included in the Russell Midcap Index.
**
The S&P Mid Cap 400 Growth Index is an index that measures the performance of the growth stocks in the S&P Mid Cap 400
®
Index.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Mid Cap Stock Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Brian J. Flanagan, CFA, Vikram Kaura, and J.P. McKim, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Stock Fund involves risks including mid cap, equity security, market, investment adviser, and issuer risks.
A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent Mid Cap Stock Fund earned a return of -4.28%, compared with the average return of its peer group, the Morningstar Mid-Cap
Blend Funds category, of -0.80%. The Fund’s market benchmarks, the Russell Midcap® Index and the S&P MidCap 400® Index, earned returns of -1.01% and -1.06%, respectively.
What factors affected the Fund’s performance?
The Fund underperformed the Russell Midcap® Index primarily because of security selection in the Information Technology, Energy, and
Health Care sectors. In Information Technology, semiconductor manufacturer Wolfspeed suffered from execution mishaps as the company ramped up its silicon carbide material and device production. Also, NICE Systems underperformed its software peers as concerns grew that generative artificial intelligence (AI) would reduce demand for the company’s products. The Middle East conflict also negatively impacted the stock as the company is headquartered in Israel. Within the Health Care sector, Maravai LifeSciences was the largest detractor during the period as declining demand for the Covid vaccine and funding challenges for its customers temporarily lowered sales. Life science tools company Bio-Techne Corporation also felt the biotechnology funding pain as well as slowing research spending in China. Finally, Revance Therapeutics’ premium pricing versus its competitor Botox was not supported in the marketplace and caused sales to be below expectations. Within the Energy sector, fears that declining drillable inventory would hurt future revenue drove shares of
Devon Energy lower.
These negative results were somewhat offset by positive stock selection within the Industrials and Consumer Staples sectors. In
Industrials, United Rentals led the sector as the company’s superior customer service, nationwide reach, and specialty product focus helped it capitalize on elevated project demand across the United States. Consumer Staples company Lamb Weston benefited from price increases and an improved potato crop, which allowed the company’s price-to-cost spread to turn positive and improve margins.
What is your outlook?
Currently, many macro indicators are flashing conflicting messages as the Federal Reserve (Fed) is determined to bring inflation down to its 2% target, while most sentiment factors are solidly neutral. To begin, valuation spreads are in the middle of their long-term average, which offers no advantages for either growth or value companies. Next, the three-month to 30-year Treasury yield curve is significantly inverted, which has historically indicated an impending recession. The Senior Loan Officer Opinion Survey also indicates banks have incredibly stringent lending standards, making it tough for businesses and consumers to borrow money. However, other macro indicators do not support the recession view. Corporate bond spreads are narrow relative to history and suggest company balance sheets are healthy. Unemployment claims remain incredibly low as job openings continue to exceed the unemployed population. Although these data points do not give a clear picture of the economy’s direction, the Fed continues to increase rates to battle inflation. One reason rate increases may not have slowed economic growth as much as expected is that homeowners locked in 30-year mortgage rates at incredibly low levels. Therefore, the increased interest rates are benefiting many consumers’ savings accounts much more than they are negatively impacting their mortgage payments. Finally, corporate insiders seem as unsure as investors, evidenced by a neutral corporate insider sell/buy ratio. Despite this uncertain backdrop, we will remain focused on our bottom-up stock selection process. We continue to seek out companies providing sustainable competitive advantages that are generating significant or improving return-on-invested capital and trading at reasonable valuations. The market will eventually provide more direction and opportunities, but in the meantime, we remain patient. We continue to believe our team’s people, process, and patience will be the keys to the Fund’s outperformance over long time periods.

Portfolio Composition
(% of Portfolio)
Common Stock 95.2%
Short-Term Investments 4.8%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Industrials 19.1%
Financials 16.1%
Consumer Discretionary 13.2%
Information Technology 10.7%
Materials 8.0%
Health Care 7.9%
Energy 5.3%
Utilities 5.1%
Consumer Staples 4.5%
Real Estate 4.5%
Top 10 Holdings
(% of Net Assets)
Arch Capital Group, Ltd. 3.8%
Kinsale Capital Group, Inc. 3.7%
NVR, Inc. 3.3%
United Rentals, Inc. 3.1%
Steel Dynamics, Inc. 3.1%
Old Dominion Freight Line, Inc. 3.0%
PPG Industries, Inc. 2.8%
Chipotle Mexican Grill, Inc. 2.7%
Advanced Drainage Systems, Inc. 2.6%
Centene Corporation 2.3%
These securities represent 30.4% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2023
Class A
2
1-Year 5-Year 10-Year
without sales charge -4.28% 6.99% 9.50%
with sales charge -8.59% 6.01% 9.00%
Class S 1-Year 5-Year 10-Year
Net Asset Value -4.05% 7.27% 9.84%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the
Index, any charges you would pay would reduce your total return as well.
** S&P MidCap 400
®
Index represents the average performance of a group of 400 medium capitalization stocks.
*** The Russell Midcap
®
Index is an index that measures the performance of the smallest 800 securities in the Russell 1000
®
Index, as ranked by total mar-
ket capitalization. It is not possible to invest directly in these Indexes. The performance of these Indexes does not reflect deductions for fees, expenses or taxes.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Mid Cap Value Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Graham Wong, CFA, and Nicholas E. Griffith, MD, MBA, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Value Fund involves risks including mid cap, value investing, equity security, investment adviser, issuer, and market risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent Mid Cap Value Fund earned a return of -2.40%, compared with the average return of its peer group, the Morningstar Mid-Cap
Value Funds category, of -1.15%. The Fund’s market benchmarks, the Russell Midcap® Value Index and the S&P MidCap 400® Value
Index, earned returns of -3.56% and -3.37%, respectively.
What factors affected the Fund’s performance?
The Fund outperformed its benchmarks over the past year but slightly underperformed its peer group. Relative to the Russell Midcap®
Value benchmark, stock selection contributed the most to outperformance while sector allocation was only slightly positive, which reflects our investment process of generating outperformance through bottom-up fundamental company research. Stock selection was positive in eight out of 11 sectors, led by Information Technology and Materials, while selection in the Industrials sector was weak.
In Information Technology, Jabil, an electronic manufacturing services company, was a top contributor as the stock nearly doubled over the past year. The company represents a good example of our investment process. Jabil was underappreciated by the market but is on a path to operational improvement driven by a better business mix. As the company exited its lower-margin iPhone manufacturing business and replaced it with higher-margin businesses like health care, market sentiment improved, driving the stock higher.
In Materials, the Fund experienced strong performance in chemicals, led by specialty chemical company Celanese. We knew the company well from prior research but were waiting for its valuation to become attractive before buying. Investor sentiment soured after cyclical pressures in 2022 and a large acquisition, creating an attractive entry point. The investment has since paid off as investors are once again appreciating the underlying business quality of Celanese.
Conversely, stock selection detracted in Industrials. Barnes Group, an industrial machinery company, underperformed as the implementation of a turnaround plan for its Industrials segment has been more challenging than expected. Sensata Technologies, an electronic components company, was hurt by cyclical weakness in its Industrial end market as well as share gains by Chinese electric vehicle makers, whose cars carry fewer of Sensata’s products. We have spoken to both management teams and continue to monitor developments closely.
What is your outlook?
Over the past year, the aggressive Federal Reserve (Fed) rate hikes have led to a decline in corporate profits, particularly of smaller businesses. Higher interest rates have also hurt the housing market due to higher mortgage rates, and the banking sector because of higher funding costs. Despite this, the U.S. economy has remained generally resilient as a healthy labor market has helped maintain consumer spending. Going forward, higher unemployment could weaken the U.S. economy. On the other hand, investor sentiment could stay positive if the labor market holds up and the Fed becomes more dovish, leading to a "soft landing" for the economy.
The Mid Cap Value Fund’s process is based on bottom-up stock selection rather than top-down macroeconomic predictions. Regardless of the economic environment, we continue to seek out companies with a plausible path to operational improvement or those that are undervalued relative to their profitability profile.

Portfolio Composition
(% of Portfolio)
Common Stock 98.5%
Short-Term Investments 1.5%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 18.5%
Industrials 16.9%
Consumer Discretionary 10.3%
Energy 8.9%
Information Technology 7.8%
Materials 7.5%
Health Care 7.4%
Consumer Staples 7.2%
Utilities 5.8%
Real Estate 5.4%
Top 10 Holdings
(% of Net Assets)
General Dynamics Corporation 2.5%
Flowserve Corporation 2.4%
Allstate Corporation 2.4%
JB Hunt Transport Services, Inc. 2.1%
Laboratory Corporation of America
Holdings 2.1%
Celanese Corporation 2.0%
US Foods Holding Corporation 2.0%
Sensata Technologies Holding plc 1.9%
Carlyle Group, Inc. 1.9%
Berry Plastics Group, Inc. 1.8%
These securities represent 21.1% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2023
From
Inception
Class S 1-Year 2/28/2020
Net Asset Value -2.40% 12.55%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
*
The Russell Midcap
®
Value Index is an index composed of mid-capitalization U.S. equities that exhibit value characteristics.
**
The S&P Mid Cap 400 Value Index is an index that measures the performance of the value stocks in the S&P Mid Cap 400
®
Index.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Moderate Allocation Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderate Allocation Fund involves risks including allocation, equity security, interest rate, conflicts of interest, credit, derivatives, emerging markets, foreign currency, foreign securities, growth investing, high yield, investment adviser, issuer, large cap, market, mid cap, other funds, quantitative investing, small cap, and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent Moderate Allocation Fund earned a return of 4.19%, compared with the average return of its peer group, the Morningstar
Moderate Allocation Funds category, of 4.16%. The Fund’s market benchmarks, the S&P 500® Index, the Bloomberg U.S. Aggregate Bond
Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of 10.14%, 0.36%, and 12.07%, respectively.
What factors affected the Fund’s performance?
The Fund’s approximately 2% overweighting to equities benefited performance since equities materially outperformed fixed income.
However, the Fund’s approximately 4% overweighting to domestic equity detracted from results because of stronger performance in developed international markets. Within the domestic equity portfolio, an overweighting in small- and mid-cap stocks detracted. In aggregate, managers outperformed their respective benchmarks, with the strongest contribution by far coming from the large-cap growth manager, followed by the small-cap value and international managers, while underperforming managers included mid-cap stock, small-
cap growth, small-cap stock, and mid-cap growth. Among the various market factors, an overweighting to growth benefited performance because growth materially outperformed value; however, the low-volatility strategy detracted from performance. In early January, the
Fund’s underweighting to international was reduced in half from a 4% to 2% underweighting. The Fund’s equity exposure was reduced by approximately 1% in early February. In early April, the Fund’s overweighting to domestic equity was increased by selling 1% from Europe and adding 1% to domestic. In early August, the Fund’s equity overweighting was decreased by approximately 1.5% toward a target of a
1% overweighting. In addition, the low-volatility strategy is being removed in favor of broader public and private equity exposures. As part of the management process, we employed several derivative strategies within equity to adjust exposures to various asset classes when deemed appropriate, in addition to more efficiently managing cash inflows and outflows.
Within the fixed-income market, interest rates rose sharply, and the Treasury yield curve flattened, with short-term rates rising the most as the Federal Reserve (Fed) raised its target for the federal funds rate at a rapid pace. Credit spreads, which compensate corporate and other bondholders for risks such as default, decreased moderately. Returns within fixed income varied, with interest-rate sensitive segments such as Treasury bonds and high-quality agency mortgage-backed securities (MBS) underperforming with negative returns.
Lower-quality credit segments with less interest-rate sensitivity outperformed, including high-yield corporate bonds, and leveraged loans. The fixed-income portion of the Fund outperformed the Bloomberg U.S. Aggregate Bond Index. The key driver of positive relative performance was an overweighted position in corporate securities, including high-yield corporates, investment-grade corporates, and leveraged loans. Security selection within securitized assets was also positive, including collateralized loan obligations (CLOs) and non-
agency mortgages. Negative contributors included interest rate and Treasury curve positioning. Additionally, security selection within high-yield and leveraged loans was negative. We used Treasury futures and mortgage options to help manage the fixed-income portfolio’s interest-rate exposure, and credit default swap indexes to help manage credit exposure. Within the fixed-income portfolio, we lowered interest-rate sensitivity during the year and reduced Treasury holdings, while increasing agency MBS.
What is your outlook?
The Asset Allocation Funds hold a moderate equity overweighting and a bias toward adding to that exposure in the event of further market weakness. However, looking to 2024, we remain cautious because the Fed’s tightening may continue to constrain the U.S. economy. Within equity, the Fund remains underweighted in international overall, primarily in Europe and emerging markets, because globalization has likely peaked, Europe is more at risk of recession than other regions, and international economies face more demographic and structural headwinds. Domestically, we see a higher degree of innovation and a more favorable regulatory climate for businesses. Nearer term, international markets may provide some safety on a relative basis in the event the largest names in the S&P 500 give back some of their significant year-to-date gains; however, this possibility is not compelling enough for us to reduce the Fund’s international underweighting at this time. Eurozone economic data continues to weaken, and China’s real estate issues have the potential to impact the Chinese economy more broadly and negatively. Within market cap segments, small- and mid-cap stocks appear more attractive than earlier this year from a valuation and technical perspective. However, over the long term, we maintain a preference for large caps over small caps in public markets because of the increased benefits of scale for larger companies, the growth of private markets, and the trend toward smaller companies remaining private for much longer.
Within fixed income, we anticipate interest-rate volatility will remain elevated given uncertainty over the economy, inflation, and the timing of a potential Fed rate cut. We expect the Fed to hold rates steady into 2024 but cut rates in the second half due to a slowing economy.
Credit spreads are likely to increase, reflecting greater default risks as the economy slows because of the lagged impact of rate hikes. The fixed-income portfolio is positioned for lower interest rates and is roughly neutral in terms of credit risk.

Portfolio Composition
(% of Portfolio)
Large Cap 40.2%
Investment Grade Debt 27.6%
Short-Term Investments 12.9%
Small Cap 4.3%
International 4.2%
Mid Cap 3.9%
High Yield 2.6%
Emerging Markets Debt 1.6%
Multi-Cap 1.3%
Floating Rate Debt 1.2%
Private Equity 0.2%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Growth Fund, Class S 8.8%
Thrivent Large Cap Value Fund, Class S 8.8%
Thrivent Mid Cap Stock Fund, Class S 4.7%
Thrivent International Allocation Fund, Class S 3.8%
Thrivent Income Fund, Class S 3.6%
Thrivent Limited Maturity Bond Fund, Class S 2.2%
Thrivent Global Stock Fund, Class S 2.1%
Thrivent Core Emerging Markets Debt Fund 1.8%
Thrivent Core Small Cap Value Fund 1.5%
Thrivent Core Low Volatility Equity Fund 1.5%
These securities represent 38.8% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned an asset class.
Portfolio Composition excludes collateral held for securities loaned.
Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2023
Class A
2
1-Year 5-Year 10-Year
without sales charge 4.19% 4.56% 4.81%
with sales charge -0.48% 3.60% 4.33%
Class S 1-Year 5-Year 10-Year
Net Asset Value 4.42% 4.79% 5.09%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders invest-
ing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in those
Indexes, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500®” is a trade-
mark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Moderately Aggressive Allocation Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Moderately Aggressive Allocation Fund involves risks including allocation, equity security, large cap, conflicts of interest, credit, derivatives, emerging markets, foreign currency, foreign securities, growth investing, interest rate, investment adviser, issuer, market, mid cap, other funds, quantitative investing, small cap, and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent Moderately Aggressive Allocation Fund earned a return of 4.43%, compared with the average return of its peer group, the
Morningstar Moderately Aggressive Allocation Funds category, of 4.49%. The Fund’s market benchmarks, the S&P 500® Index, the
Bloomberg U.S. Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of 10.14%,
0.36%, and 12.07%, respectively.
What factors affected the Fund’s performance?
The Fund’s approximately 2% overweighting to equities benefited performance because equities materially outperformed fixed income.
However, the Fund’s approximately 4% overweighting to domestic equity detracted from results because of stronger performance in developed international markets. Within the domestic equity portfolio, an overweighting in small- and mid-cap stocks detracted. Managers generally outperformed their respective benchmarks, with the strongest contribution by far coming from the large-cap growth manager, followed by the small-cap value and international managers, while underperforming managers included small- and mid-cap stocks, and small- and mid-cap growth. Among the various market factors, an overweighting to growth benefited performance because growth materially outperformed value; however, the low-volatility strategy detracted from performance. In early January, the Fund’s underweighting to international was reduced to a 2% underweighting. The Fund’s equity exposure was reduced by approximately 1% in early February.
In early April, the Fund’s overweighting to domestic equity was increased by selling 1% from Europe and adding 1% to domestic. In early
August, the Fund’s equity overweighting was decreased by approximately 1.5% toward its target of 1%. In addition, the low-volatility strategy is being removed in favor of broader public and private equity exposures. As part of the management process, we employed several derivative strategies within equity to adjust exposures to various asset classes when deemed appropriate, in addition to more efficiently managing cash inflows and outflows.
Within the fixed-income market, interest rates rose sharply, and the Treasury yield curve flattened, with short-term rates rising the most as the Federal Reserve (Fed) raised its target for the federal funds rate at a rapid pace. Credit spreads, which compensate bondholders for risks, decreased. Fixed income returns varied, with interest-rate sensitive segments such as Treasury bonds and high-quality agency mortgage-backed securities (MBS) underperforming. Lower-quality credit segments with less interest-rate sensitivity outperformed, including high-yield corporate bonds and leveraged loans. The fixed-income portion of the Fund outperformed its Bloomberg benchmark.
The key driver of positive relative performance was an overweighted position in corporate securities, including high-yield corporates, investment-grade corporates, and leveraged loans. Security selection within securitized assets was also positive, including collateralized loan obligations (CLOs) and non-agency mortgages. Negative contributors included interest rate and Treasury curve positioning.
Additionally, security selection within high-yield and leveraged loans was negative. We used Treasury futures and mortgage options to help manage the fixed-income portfolio’s interest-rate exposure, and credit default swaps to help manage credit exposure. Within the fixed-
income portfolio, we lowered interest-rate sensitivity during the year and reduced Treasury holdings, while increasing agency MBS.
What is your outlook?
The Asset Allocation Funds hold a moderate equity overweighting and a bias toward adding to that exposure in the event of further market weakness. However, looking to 2024, we remain cautious because the Fed’s tightening may continue to constrain the U.S. economy. Within equity, the Fund remains underweighted in international overall, primarily in Europe and emerging markets, because globalization has likely peaked, Europe is more at risk of recession than other regions, and international economies face more demographic and structural headwinds. Domestically, we see a higher degree of innovation and a more favorable regulatory climate for businesses. Nearer term, international markets may provide some safety on a relative basis in the event the largest names in the S&P 500 give back some of their significant year-to-date gains; however, this possibility is not compelling enough for us to reduce the Fund’s international underweighting at this time. Eurozone economic data continues to weaken, and China’s real estate issues have the potential to impact the Chinese economy more broadly and negatively. Within market cap segments, small- and mid-cap stocks appear more attractive than earlier this year from a valuation and technical perspective. However, over the long term, we maintain a preference for large caps over small caps in public markets because of the increased benefits of scale for larger companies, the growth of private markets, and the trend toward smaller companies remaining private for much longer.
Within fixed income, we anticipate interest-rate volatility will remain elevated given uncertainty over the economy, inflation, and the timing of a potential Fed rate cut. We expect the Fed to hold rates steady into 2024 but cut rates in the second half due to a slowing economy.
Credit spreads are likely to increase, reflecting greater default risks as the economy slows because of the lagged impact of rate hikes. The fixed-income portfolio is positioned for lower interest rates and is roughly neutral in terms of credit risk.

Portfolio Composition
(% of Portfolio)
Large Cap 43.9%
Investment Grade Debt 14.8%
Short-Term Investments 13.3%
International 11.5%
Small Cap 8.0%
Mid Cap 4.0%
Multi-Cap 1.6%
High Yield 1.3%
Emerging Markets Debt 0.8%
Floating Rate Debt 0.6%
Private Equity 0.2%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Growth Fund, Class S 9.8%
Thrivent Large Cap Value Fund, Class S 9.1%
Thrivent International Allocation Fund, Class S 6.7%
Thrivent Mid Cap Stock Fund, Class S 6.3%
Thrivent Global Stock Fund, Class S 4.8%
Thrivent Core International Equity Fund 1.9%
Thrivent Core Low Volatility Equity Fund 1.8%
Thrivent Income Fund, Class S 1.8%
Thrivent Small Cap Stock Fund, Class S 1.7%
Thrivent Core Emerging Markets Equity Fund 1.6%
These securities represent 45.5% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned an asset class.
Portfolio Composition excludes collateral held for securities loaned.
Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2023
Class A
2
1-Year 5-Year 10-Year
without sales charge 4.43% 5.31% 5.82%
with sales charge -0.26% 4.34% 5.33%
Class S 1-Year 5-Year 10-Year
Net Asset Value 4.68% 5.54% 6.09%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders invest-
ing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in those
Indexes, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500®” is a trade-
mark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial. The product is not sponsored, endorsed or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product..
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Moderately Conservative Allocation Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderately Conservative Allocation Fund involves risks including allocation, interest rate, equity security, conflicts of interest, credit, derivatives, emerging markets, foreign currency, foreign securities, government securities, high yield, investment adviser, issuer, large cap, leveraged loan, market, mid cap, mortgage-backed and other asset-backed securities, other funds, prepayment, and quantitative investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent Moderately Conservative Allocation Fund earned a return of 2.63%, compared with the average return of its peer group, the
Morningstar Conservative Allocation Funds category, of 2.73%. The Fund’s market benchmarks, the S&P 500® Index, the Bloomberg U.S.
Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of 10.14%, 0.36%, and 12.07%, respectively.
What factors affected the Fund’s performance?
The Fund’s approximately 2% overweighting to equities benefited performance since equities materially outperformed fixed income.
However, the Fund’s approximately 4% overweighting to domestic equity detracted from results because of stronger performance in developed international markets. Within the domestic equity portfolio, an overweighting in small- and mid-cap stocks detracted. In aggregate, managers outperformed their respective benchmarks, with the strongest contribution by far coming from the large-cap growth manager, followed by the small-cap value and international managers, while underperforming managers included mid-cap stock, small-
cap growth, small-cap stock, and mid-cap growth. Among the various market factors, an overweighting to growth benefited performance because growth materially outperformed value; however, the low-volatility strategy detracted from performance. In early January, the
Fund’s underweighting to international was reduced in half from a 4% to 2% underweighting. The Fund’s equity exposure was reduced by approximately 1% in early February. In early April, the Fund’s overweighting to domestic equity was increased by selling 1% from Europe and adding 1% to domestic. In early August, the Fund’s equity overweighting was decreased by approximately 1.5% toward a target of a
1% overweighting. In addition, the low-volatility strategy is being removed in favor of broader public and private equity exposures. As part of the management process, we employed several derivative strategies within equity to adjust exposures to various asset classes when deemed appropriate, in addition to more efficiently managing cash inflows and outflows.
Within the fixed-income market, interest rates rose sharply, and the Treasury yield curve flattened, with short-term rates rising the most as the Federal Reserve (Fed) raised its target for the federal funds rate at a rapid pace. Credit spreads, which compensate corporate and other bondholders for risks such as default, decreased moderately. Returns within fixed income varied, with interest-rate sensitive segments such as Treasury bonds and high-quality agency mortgage-backed securities (MBS) underperforming with negative returns.
Lower-quality credit segments with less interest-rate sensitivity outperformed, including high-yield corporate bonds, and leveraged loans. The fixed-income portion of the Fund outperformed the Bloomberg U.S. Aggregate Bond Index. The key driver of positive relative performance was an overweighted position in corporate securities, including high-yield corporates, investment-grade corporates, and leveraged loans. Security selection within securitized assets was also positive, including collateralized loan obligations (CLOs) and non-
agency mortgages. Negative contributors included interest rate and Treasury curve positioning. Additionally, security selection within high-yield and leveraged loans was negative. We used Treasury futures and mortgage options to help manage the fixed-income portfolio’s interest-rate exposure, and credit default swaps to help manage credit exposure. Within the fixed-income portfolio, we lowered interest-rate sensitivity during the year and reduced Treasury holdings, while increasing agency MBS.
What is your outlook?
The Asset Allocation Funds hold a moderate equity overweighting and a bias toward adding to that exposure in the event of further market weakness. Within equity, the Fund remains underweighted in international overall, primarily in Europe and emerging markets, because globalization has likely peaked, Europe is more at risk of recession than other regions, and international economies face more demographic and structural headwinds. Domestically, we see a higher degree of innovation and a more favorable regulatory climate for businesses. Nearer term, international markets may provide some safety on a relative basis in the event the largest names in the S&P
500 give back some of their significant year-to-date gains; however, this possibility is not compelling enough for us to reduce the Fund’s international underweighting at this time. Eurozone economic data continues to weaken, and China’s real estate issues have the potential to impact the Chinese economy more broadly and negatively. Within market cap segments, small- and mid-cap stocks appear more attractive than earlier this year from a valuation and technical perspective. However, over the long term, we maintain a preference for large caps over small caps in public markets.
Within fixed income, we anticipate interest-rate volatility will remain elevated given uncertainty over the economy, inflation, and the timing of a potential Fed rate cut. We expect the Fed to hold rates steady into 2024 but cut rates in the second half due to a slowing economy.
Credit spreads are likely to increase, reflecting greater default risks as the economy slows because of the lagged impact of rate hikes. The fixed-income portfolio is positioned for lower interest rates and is roughly neutral in terms of credit risk.

Portfolio Composition
(% of Portfolio)
Investment Grade Debt 45.9%
Large Cap 22.9%
Short-Term Investments 10.1%
International 5.6%
High Yield 4.6%
Small Cap 2.9%
Emerging Markets Debt 2.8%
Mid Cap 2.0%
Floating Rate Debt 2.0%
Multi-Cap 1.0%
Private Equity 0.2%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Fund, Class S 9.1%
Thrivent Income Fund, Class S 6.6%
Thrivent Large Cap Growth Fund, Class S 5.4%
Thrivent Limited Maturity Bond Fund, Class S 3.9%
Thrivent Core Emerging Markets Debt Fund 3.2%
Thrivent Mid Cap Stock Fund, Class S 2.3%
Thrivent High Yield Fund, Class S 2.3%
Thrivent International Allocation Fund, Class S 2.0%
U.S. Treasury Notes 1.9%
Thrivent Core International Equity Fund 1.3%
These securities represent 38.0% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned an asset class.
Portfolio Composition excludes collateral held for securities loaned.
Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2023
Class A
2
1-Year 5-Year 10-Year
without sales charge 2.63% 2.51% 3.14%
with sales charge -1.99% 1.58% 2.67%
Class S 1-Year 5-Year 10-Year
Net Asset Value 2.88% 2.74% 3.41%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders invest-
ing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in those
Indexes, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The S&P 500
®
Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500
®
” is a trade-
mark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Money Market Fund

An investment in the Thrivent Money Market Fund is not insured or guaranteed by the FDIC or any other government agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Quoted Fund performance is for Class A shares.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
William D. Stouten, Portfolio Manager
The Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share.
Investment in Thrivent Money Market Fund involves risks including money market fund, government securities, interest rate, credit, investment adviser, market, and repurchase agreement risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
The Fund invests at least 99.5% of its total assets in government securities, cash, and repurchase agreements collateralized fully by government securities or cash.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent Money Market Fund earned a return of 4.55%, compared with the average net return of its peer group, the Morningstar Money
Market Taxable Category, of 4.31%.
What factors affected the Fund’s performance?
The Federal Reserve (Fed) continued its rate-hiking campaign as inflation remained stubbornly high amid surprisingly strong U.S.
employment and economic growth. The Fed hiked six additional times during the period before pausing in September, bringing the federal funds target rate to 5.25% - 5.50%. Interest rates rose across the Treasury yield curve and the curve remained inverted with shorter maturities yielding more than longer maturities, which has historically signaled a coming recession. The three-month Treasury bill rate increased to 5.59% by period end, while the yield on the 10-year Treasury ended at 4.88%. Although inflation cooled significantly from its mid-2022 peak, it remained above the Fed’s long-term 2% target. As a result, the Fed telegraphed a higher-for-longer rates narrative that rattled financial markets in the final weeks of the period. Volatility remained elevated as investors digested Fed comments and pushed out expectations for rate cuts further in 2024.
Attractive yield levels, combined with ongoing uncertainty surrounding the economy and inflation, led investors to pour record amounts into money market funds during the period. As a result, the financial system remained flooded with more excess cash than the available supply of short-term securities, which continued to put downward pressure on the rates of available government securities. Rates for the
Fed’s overnight reverse repo program (which the Fund cannot invest in) rose to 5.30% in tandem with the federal funds rate. However, demand for the program shrunk considerably to $1.1 trillion after the U.S. Treasury offered a deluge of new Treasury bill issuance to refill its coffers following the end of the debt ceiling debate in early June.
In line with the broader money market industry, the Fund’s net assets increased dramatically over the period from around $945 million to more than $2 billion as of October 31, 2023. As net assets grew, we maintained the Fund’s flexibility to quickly take advantage of federal fund rate increases; however, the above-mentioned supply/demand dynamics limited our ability to get adequately compensated for adding investments further out on the yield curve. Therefore, we kept more than 50% of the Fund in floating-rate government securities and other overnight options, while maintaining a very short weighted average maturity (WAM), which ended the period at 10 days. We also invested around 8% of the Fund in variable-rate demand notes (VRDNs), which typically have weekly resets to help ensure their yields reflect the current rate environment. In addition, we opportunistically increased Treasury bill exposure to around 14% of net assets after the segment cheapened in the wake of elevated supply, which benefited the Fund versus its peer group. We targeted a longer weighted average life (WAL) for the Fund, which is required to be 120 days or less for government money market funds, by purchasing longer-dated, floating-rate notes when opportunities arose.
What is your outlook?
While the U.S. economy has slowed, it has not yet felt the full impact of higher interest rates and tighter lending standards. At the same time, the Fed has reiterated that its primary focus is to bring inflation back in line with its target; therefore, we don’t believe a pivot to rate cuts will happen anytime soon. We will continue to maintain the Fund’s conservative profile and liquidity, emphasizing shorter maturity and floating-rate securities. Once we believe the Fed has reached the end of its rate hiking cycle, we anticipate extending the Fund’s WAM by shifting into longer-term, fixed-rate notes to lock in peak levels. Regardless of positioning, higher rates continue to bode well for Fund shareholders in terms of higher yields.
As always, we will continue to monitor inflation, economic growth, Fed moves, and other developments that could affect our market. In
2024, the money market fund industry and this Fund will be subject to several reforms recently adopted by the Securities and Exchange
Commission intended to improve the segment’s resiliency, liquidity, and transparency, particularly in times of severe market stress. The most notable change involves significant new liquidity requirements intended to help money market funds manage redemptions, including
25% of assets in daily liquid investments (up from 10%) and at least 50% in weekly liquid assets (up from 30%). The new rules should further enhance our ability to achieve the Fund’s primary goals of liquidity, safety, and a stable $1.00 share price.

Portfolio Composition
(% of Portfolio)
U.S. Government Agency Debt 77.5%
U.S. Treasury Debt 14.3%
U.S. Treasury Repurchase
Agreement, if collateralized
only by U.S. Treasuries
(including Strips) and cash 7.7%
Investment Company 0.5%
Total 100.0%
Quoted Portfolio Composition is subject to change.
Average Annual Total Returns
1
As of October 31, 2023
Class A
2
1-Year
5-Year 10-Year
Net Asset Value 4.55% 1.50% 0.86%
Class S
2
1-Year
5-Year 10-Year
Net Asset Value 4.56% 1.54% 0.93%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A shares and Class S shares have no sales load.
* Seven-day yields of Thrivent Money Market Fund refer to the income generated by an investment in the Fund over a specified seven-day period.
Effective yields reflect the reinvestment of income. A yield gross of waivers represents what the yield would have been if the Adviser were not waiv-
ing or reimbursing certain expenses associated with the Fund. Yields are subject to daily fluctuation and should not be considered an indication of future results. The yield quotation more closely reflects the current earnings of the Thrivent Money Market Fund than the total return quotations.
Money Market Fund Yields
*
As of October 31, 2023
Class A Class S
7-Day Yield 5.04% 5.02%
7-Day Yield Gross of Waivers 5.09% 5.02%
7-Day Effective Yield 5.17% 5.15%
7-Day Effective Yield Gross of Waivers 5.22% 5.15%

Thrivent Municipal Bond Fund

*Investors may be subject to state taxes, the federal alternative minimum tax and capital gains taxes.
Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Johan A. Akesson, CFA, and Stephanie L. Woeppel, Portfolio Co-Managers
The Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation.
Investment in Thrivent Municipal Bond Fund involves risks including municipal bond, interest rate, tax, credit, futures contract, high yield, investment adviser, liquidity, market, and redemption risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent Municipal Bond Fund earned a return of 1.08%, compared with the average return of its peer group, the Morningstar Municipal
National Long Category, of 2.12%. The Fund’s market benchmark, the Bloomberg Municipal Bond Index, earned a return of 2.64%.
What factors affected the Fund’s performance?
Inflation remained stubbornly high amid surprisingly strong U.S. employment and economic growth, prompting the Federal Reserve (Fed)
to continue hiking rates six more times during the period before pausing in September. Interest rates rose across the Treasury yield curve and remained inverted with shorter maturities yielding more than longer maturities, which has historically signaled a coming recession.
Volatility stayed elevated across U.S. capital markets as investors fretted over the potential impacts of bank distress, sticky inflation, additional Fed moves, and tighter lending conditions on the U.S. economy.
In the municipal bond market, the period started on a strong note with bonds rallying based on hopes of an approaching end to the rate hiking cycle. In December 2022, the typically upward-sloping municipal yield curve inverted for the first time in history and remained that way for the remainder of the period, with the shortest maturity bonds yielding more than intermediate and longer maturity bonds out to about 15 years. In the second half of the period, the municipal market broadly sold off as yields backed up across the curve, particularly following the hawkish higher-for-longer comments by the Fed in September. While the magnitude of the yield curve inversion decreased by year-end, it remained to some degree as investors continued to question the Fed’s future path. Over the full period, yields on one-
year municipals increased the most to end at 3.76%, and 11-year municipal bond yields rose the least to end at 3.68%; however, 30-year municipal bonds maintained the highest absolute yields, ending the period at 4.57%. In terms of the technical backdrop, investor demand for municipal bond mutual funds remained weak with investment-grade mutual funds experiencing outflows totaling $10 billion year-to-
date in 2023, which was a much slower pace than 2022’s record-breaking outflows. At the same time, overall tax-exempt supply remained generally in line with the past five years but with a lot less issuance of high-yield municipal bonds.
The Fund’s longer duration, which increased its interest-rate sensitivity, was the overriding factor in the shortfall versus the Morningstar peers and Bloomberg benchmark during the period. Although the longer duration stance helped performance in the first half of the period, the favorable impact was more than offset in the second half as rates rose sharply across the yield curve and bond prices fell.
We used both short and long Treasury futures during the period to help maintain the Fund’s duration positioning. In terms of sectors, the
Fund’s water and sewer bonds, which tend to be lower yielding, underperformed, as did its senior living (retirement facilities) bonds, which are higher yielding but haven’t performed well since the Covid pandemic started. On the positive side, the Fund benefited from its overweightings in BBB-rated and A-rated bonds, which were the top-performing credit quality buckets that we also increased exposure to throughout the period. The strongest performing credit sectors in the Fund included airport, toll road, tobacco, and lease appropriation bonds. Additionally, the Fund continued to generate a higher level of tax-exempt income than its peers as measured by its 12-month distribution yield and experienced no defaults or impaired credits.
What is your outlook?
We believe the U.S. economy will continue to slow as it feels the full impact of significant rate increases and tighter lending standards. We expect the Fed to hold rates steady going into 2024 but potentially begin to cut rates in the second half as the economy slows and inflation declines. While our current outlook calls for a bumpy landing and not a severe recession, we anticipate the municipal market could remain volatile until we see more clarity surrounding the economy, inflation, and the Fed’s path. That said, the budgets of state and local municipal bond issuers continue to hold up well as revenues and credit quality have strengthened in recent years. With an election year approaching in 2024, we believe it is unlikely we will see any legislation or tax code changes that could have a significant impact on our market, but we will continue to monitor the situation closely. We do not expect a significant increase in municipal bond issuance or refinancings in the coming year unless absolute yield levels reach much lower levels. At some point, however, issuance will need to pick up as funding needs increase among states and municipalities.
We continue to focus on maintaining the Fund’s longer duration than the benchmark and adding exposure to BBB-rated and A-rated bonds to pick up additional yield. With the economy slowing and the potential for a recession still on the horizon, we continue to seek out issues with strong covenants and security packages. We believe the Fund is well positioned to handle a moderate downturn as we remain selective regarding credits, avoiding issuers that might be more severely impacted by an economic slowdown such as certain types of land deals and financially more leveraged state and local governments.

Major Market Sectors
(% of Net Assets)
Transportation 26.5%
Health Care 19.4%
Education 19.2%
General Obligation 8.3%
Water & Sewer 7.3%
Tax Revenue 5.4%
Other Revenue 4.4%
Electric Revenue 3.4%
Industrial Development
Revenue 2.1%
Housing Finance 1.8%
Top 10 States
(% of Net Assets)
Texas 12.2%
New York 9.0%
California 6.7%
Illinois 6.0%
Florida 4.8%
Ohio 4.2%
Massachusetts 3.9%
Colorado 3.9%
Minnesota 3.8%
Michigan 3.4%
Investments in securities in these States
represent 57.9% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Solutions, Inc.
(“Fitch”). If Moody’s, S&P and/or Fitch have assigned different ratings to a security, the highest rating for the security is used. Ratings from S&P or Fitch, when used, are converted into their equivalent Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 States exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 States are
subject to change.
Average Annual Total Returns
1
As of October 31, 2023
Class A
2
1-Year 5-Year 10-Year
without sales charge 1.08% -0.03% 1.44%
with sales charge -3.45% -0.94% 0.97%
Class S 1-Year 5-Year 10-Year
Net Asset Value 1.32% 0.18% 1.67%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the Index, any charges you would pay would reduce your total return as well.
** The Bloomberg Municipal Bond Index is a market-value-weighted index of investment-grade municipal bonds with maturities of one year or more.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Opportunity Income Plus Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Stephen D. Lowe, CFA, Theron G. Whitehorn, CFA, and Kent L. White, CFA, Portfolio Co-Managers
The Fund seeks a high level of current income consistent with capital preservation.
Investment in Thrivent Opportunity Income Plus Fund involves risks including interest rate, credit, mortgage-backed and other asset-backed securities, allocation, conflicts of interest, derivatives, emerging markets, foreign securities, high yield, investment adviser, issuer, liquidity, market, other funds, prepayment, and sovereign debt risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent Opportunity Income Plus Fund earned a return of 3.42%, compared with the average return of its peer group, the Morningstar
Multisector Bond Category, of 3.78%. The Fund’s market benchmarks, the Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index,
the Morningstar LSTA US Leveraged Loan Index, and the Bloomberg U.S. Mortgage-Backed Securities Index, earned returns of 5.95%,
11.92%, and -0.82%, respectively.
What factors affected the Fund’s performance?
The Federal Reserve (Fed) hiked rates six times before pausing in September as inflation remained stubbornly high amid surprisingly strong U.S. employment and economic growth. Interest rates rose across the Treasury yield curve, and the curve remained inverted with shorter maturities yielding more than longer maturities, which has historically signaled a coming recession. The yield on the 10-
year Treasury rose 78 basis points to end at 4.88%. Volatility remained elevated across U.S. capital markets as investors fretted over the potential impacts of bank distress, sticky inflation, additional Fed moves, and tighter lending conditions on the U.S. economy. Corporate spreads were volatile but overall held up surprisingly well, despite an increase in default rates, as the economy and consumers remained resilient. Both investment-grade and high-yield credit spreads tightened over the period to end at 129 basis points and 437 basis points over Treasuries, respectively. Leveraged loans retained their spot as the period’s top-performing asset class, benefiting from floating-rate coupons that adjust upward with each Fed increase. More rate-sensitive areas of the market such as Treasuries and mortgage-backed securities (MBS) underperformed in the rising rate environment, while the emerging market (EM) debt segment recovered somewhat from
2022’s record sell off, despite the headwinds from higher rates.
Corporate credit represented half of the Fund’s portfolio during the period, including around 25% in high-yield corporate bonds, 17% in investment-grade corporates, and 8% in leveraged loans. We allocated approximately 27% to securitized assets divided among agency
MBS at around 10%, nonagency MBS at 8%, collateralized loan obligations (CLOs) at 6%, asset-backed securities (ABS) at 2%, and commercial mortgage-backed securities (CMBS) at 1%. EM debt represented about 9% of net assets, preferred securities around 4% with the remaining 4% in alternative fixed income (convertible securities and closed-end funds).
The primary factor that drove the Fund’s underperformance versus its Morningstar peer group was security selection in the leveraged loan and high-yield sectors. Although overweighted positions in both sectors benefited results, particularly in the top-performing loan segment, the higher-quality bias among Fund holdings detracted as B-rated and CCC-rated securities in these segments outperformed.
We continued to use short positions in the credit default swap index (CDX), an index that tracks a basket of U.S. and emerging markets single-issuer credit default swaps, to hedge exposure to the high-yield market during the year. Interest rate positioning also detracted as we began to shift the Fund to a longer duration and steeper yield curve bias midway through the period. However, Treasury yields surged higher late in the period as inflation remained sticky and the Fed telegraphed higher-for-longer rates. We continued to use Treasury futures to assist with duration and curve positioning.
On the positive side, security selection was strong among the Fund’s securitized holdings, particularly CLOs and opportunistic ABS that recovered from the prior year’s underperformance during the risk-on rally. Also, the Fund’s overweighting and security selection in the
EM debt segment helped as the Fund recaptured some spread widening from the prior year. The multi-asset class nature of the Fund’s portfolio, along with its higher credit quality profile, led it to underperform the high-yield and leveraged loan indexes since the lower-quality segments of these two asset classes produced the strongest returns. Conversely, the Fund outperformed the MBS benchmark because spreads widened in the more rate-sensitive MBS sector.
What is your outlook?
Our growth outlook remains cautiously optimistic as we anticipate a so-called soft landing for the economy. Inflation should continue to come down gradually as the higher cost of borrowing filters through the economy. However, if inflation remains above the Fed’s desired long-term level, interest rates could stay elevated for longer, which could push the economy into a recession. The market is currently pricing in potential Fed rate cuts as soon as the first quarter of 2024. Broadly speaking, fixed-income markets currently offer attractive yields; however, some sectors like corporate bonds and leveraged loans appear to be more fully valued because they are not pricing in the potential for spread widening in the event of an economic downturn. We continue to shift the Fund’s portfolio up in quality by increasing exposure to agency MBS, Treasury bonds, and cash, while rotating out of segments like leveraged loans, high-yield corporates, CLOs, and non-agency MBS that have outperformed and look fully valued on a historical credit spread basis. We expect rate volatility to increase in the coming year as the Fed reaches a policy-inflection point; therefore, we continue to position the Fund with a modestly longer duration and a bias for a steeper yield curve.

Major Market Sectors
(% of Net Assets)
Financials 13.2%
Mortgage-Backed Securities 12.1%
Asset-Backed Securities 9.5%
U.S. Affiliated Registered
Investment Companies 9.0%
Collateralized Mortgage
Obligations 7.2%
Consumer Cyclical 7.1%
Consumer Non-Cyclical 6.4%
Communications Services 5.1%
Energy 4.7%
Capital Goods 4.5%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund
9.0%
U.S. Treasury Notes
2.2%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
1.1%
U.S. Treasury Bonds
1.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
0.7%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
0.6%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr. Pass
Through
0.6%
Vanguard Short-Term Corporate Bond
ETF
0.6%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
0.6%
U.S. Treasury Notes
0.6%
These securities represent 17.0% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are
subject to change.
Average Annual Total Returns
1
As of October 31, 2023
Class A
2
1-Year 5-Year 10-Year
without sales charge 3.42% 0.35% 1.62%
with sales charge -1.19% -0.57% 1.15%
Class S 1-Year 5-Year 10-Year
Net Asset Value 3.68% 0.62% 1.87%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in those indices, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. High-Yield Ba/B 2% Issuer Capped Index covers the USD denominated, non-investment grade, Ba or B rated, fixed-rate, taxable corporate bond market. The Index limits issuer exposures to a maximum 2%, redistributing excess market value index-wide on a pro-rata basis.
*** The Bloomberg U.S. Mortgage-Backed Securities Index (MBS) is formed by grouping the universe of over 600,000 individual fixed-rate U.S. government agency MBS pools into approximately 3,500 generic types of securities.
**** The Morningstar LSTA US Leveraged Loan Index is a market-value weighted index representing the performance of the universe of U.S. dollar-denomi-
nated, senior secured, syndicated term loans.
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Small Cap Growth Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Siddharth Sinha, CFA, Michael P. Hubbard, and Mark C. Militello, CFA, Portfolio Co-Managers*
The Fund seeks long-term capital growth. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Small Cap Growth Fund involves risks including small cap, growth investing, equity security, investment adviser, issuer, market, and technology-oriented companies risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective April 30, 2023, David J. Lettenberger, CFA, no longer serves as portfolio manager of the Fund due to his retirement. Effective
August 31, 2023, Mark C. Militello, CFA, has been named portfolio manager of the Fund.
How did the Fund perform during 12-month period ended October 31, 2023?
Thrivent Small Cap Growth Fund earned a return of -11.07%, compared with the average return of its peer group, the Morningstar Small
Cap Growth Funds category, of -6.91%. The Fund’s market benchmarks, the Russell 2000® Growth Index and the S&P SmallCap 600®
Growth Index, earned returns of -7.63% and -5.53%, respectively.
What factors affected the Fund’s performance?
The reporting period was very difficult for most asset classes. The confluence of many events since the outbreak of the Covid pandemic, including economic stimulus, supply-chain difficulties, structural changes in labor participation, and the wars in Ukraine and Israel, just to name a few, continued to push inflationary forces and interest rates to levels this country and the world have not experienced for decades.
Significantly higher interest rates have been a major headwind for all asset classes, particularly long-duration asset classes such as small-
cap growth equities.
Many small-cap companies invest any current free cash flows that they generate back into their businesses. This is a sound strategy as these companies have large and growing end markets that require further investments in innovation, product development, and go-to-
market resources. If the execution of the strategy is successful, these investments will lead to much greater revenues and free cash flows in the future. In an environment of rising interest rates, however, future cash flows are discounted back at a much higher rate, thereby reducing the current value of those cash flows to investors. In no way does this diminish the future opportunity of these companies, but this factor can have an impact on valuations in the short run, which it did during this reporting period.
Against this backdrop, the Fund underperformed both the Russell 2000® Growth Index and the Morningstar peer group, primarily driven by stock selection, which was particularly weak in the Health Care and Industrials sectors. In Health Care, Silk Road Medical significantly underperformed after Medicare’s reimbursement rate improved for a competitor’s device. The combination of a long-duration investment thesis, lack of near-term cash flow, and a more competitive market led to the underperformance. InMode, a profitable medical equipment manufacturing company, was negatively impacted as higher rates and tighter credit conditions reduced doctors’ ability to finance the company’s machines. Also, geopolitical concerns contributed to negative sentiment surrounding InMode because most of the company’s manufacturing base is in Israel. Healthcare services provider Agiliti announced a CEO change that led to a strategy change, resulting in a lower margin profile than originally underwritten, which broke the investment thesis. In Industrials, Xometry, a marketplace for specialty manufacturing and prototyping, made a large acquisition in an adjacent market and continued to spend marketing dollars in a significantly weakening demand environment, which increased the company’s cash burn. Additionally, in Industrials, Driven Brands, a franchisor, owner, and operator of various automotive services, experienced a CFO transition and drastically reduced its growth and earnings outlook.
Positive stock selection in Consumer Staples and Financials partially offset the negative impacts of Health Care and Industrials. In
Consumer Staples, e.l.f. Beauty, an innovative and low-cost producer of cosmetics, continued to gain significant market share, which drove growth ahead of expectations. Also, energy drink manufacturer Celsius Holdings continued to gain market share and expand its addressable market with new products. In Financials, Hamilton Lane and Triumph Financial were both positive contributors.
From a sector standpoint, the Fund’s underweightings in Health Care, Energy, and Materials also contributed to the results.
What is your outlook?
Because of the current level of business uncertainty and continued increases in the federal funds rate during this period, the market remains unsure about how much and how long the economy will be impacted. However, investor sentiment about the economy fluctuates much more rapidly and with greater amplitude than actual changes in economic activity. These swings in sentiment often present opportunities. As a result, we added to or initiated positions in Industrials, Information Technology, Health Care, and Communication
Services, while reducing or selling other positions as investment theses played out or proved no longer valid in Health Care and Materials.
Our focus remains on finding quality growth companies with significant opportunities for growth in sales, income, and free cash flow.

Portfolio Composition
(% of Portfolio)
Common Stock 97.8%
Short-Term Investments 2.2%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 21.2%
Industrials 20.2%
Health Care 15.4%
Consumer Discretionary 11.2%
Financials 9.7%
Consumer Staples 7.0%
Communications Services 3.9%
Energy 3.3%
Real Estate 2.9%
Materials 2.6%
Top 10 Holdings
(% of Net Assets)
Guidewire Software, Inc. 2.2%
e.l.f. Beauty, Inc. 2.0%
Workiva, Inc. 2.0%
RLI Corporation 1.9%
TechnipFMC plc 1.9%
Varonis Systems, Inc. 1.8%
ASGN, Inc. 1.8%
Kinsale Capital Group, Inc. 1.8%
Sprout Social, Inc. 1.8%
Houlihan Lokey, Inc. 1.8%
These securities represent 19.0% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2023
From
Inception
Class S 1-Year 5-Year 2/28/2018
Net Asset Value -11.07% 6.81% 7.01%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* S&P SmallCap 600 Growth Index measures growth stocks through: sales growth, ratio of earnings to change in price, and momentum. The constituents are drawn from the S&P 600
®
.
** The Russell 2000
®
Growth Index measures the performance of the small-cap segment of the U.S. equity universe.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Small Cap Stock Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Matthew D. Finn, CFA, James M. Tinucci, CFA, and Katelyn R. Young, CPA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Small Cap Stock Fund involves risks including small cap, equity security, market, investment adviser, and issuer risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2023?
Thrivent Small Cap Stock Fund earned a return of -7.53%, compared with the average return of its peer group, the Morningstar Small
Blend Funds category, of -4.86%. The Fund’s market benchmarks, the Russell 2000® Index and the S&P SmallCap 600® Index, earned returns of -8.57% and -7.65%, respectively.
What factors affected the Fund’s performance?
The Fund underperformed versus the Morningstar Small Blend Funds category due to stock selection but outperformed versus the
Russell 2000® Index and the S&P SmallCap 600® Index mainly because of sector allocation. Compared to the Morningstar Small Blend
Funds category, stock selection in two sectors largely detracted—Consumer Discretionary and Energy. Within Consumer Discretionary,
Everi Holdings, a developer and manufacturer of equipment and technologies for the gaming industry, was the biggest detractor as gaming revenue growth began to slow. Compared to the Russell 2000® Index, security selection was strong in six of the 11 sectors, led by Industrials and Materials, while two sectors largely detracted—Consumer  Discretionary and Real Estate. In Industrials, the standout performer was Cimpress, a mass customization and printing company with an improving margin outlook. In Materials, United States Lime
& Minerals was a large contributor to the positive stock selection. This limestone mining company has benefited from both increased volumes from steel and construction customers as well as the ability to pass through price increases from cost inflation experienced over the past few years due to a strong market structure. All three companies are still held in the Fund, but we reduced the position sizes of
United States Lime & Minerals and Cimpress to help manage portfolio risk.
The Fund’s sector weightings result from our security selection process based on bottom-up industry and company research, with
Industrials representing the largest overweighting in the portfolio, followed by the Materials sector. By the period's end, the Fund’s underweighting in Energy had increased because certain securities reached our objectives and were reduced or sold. The Fund’s overweighting in Industrials increased as we continued to find companies with our favored combination of valuation, quality, and a promising future in the sector. The Fund’s performance benefited from an underweighting in Health Care, which was one of the weaker sectors of the market during the period.
What is your outlook?
Because of the current level of business uncertainty and continued increases in the federal funds rate during this period, the market remains unsure about how much and how long the economy will be impacted. However, investor sentiment about the economy fluctuates much more rapidly and with greater amplitude than actual changes in economic activity. These swings in sentiment often result in sharp movements in stock prices, which can present opportunities. Our focus remains on finding solid companies that are attractively priced with long runways ahead of them for growth in sales, income, and free cash flow. Short-term price changes are an opportunity for investors that are focused on the long term.

Portfolio Composition
(% of Portfolio)
Common Stock 98.2%
Registered Investments
Companies 0.9%
Short-Term Investments 0.9%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Industrials 25.7%
Financials 15.3%
Information Technology 15.1%
Consumer Discretionary 9.3%
Health Care 7.7%
Materials 7.2%
Real Estate 5.3%
Consumer Staples 4.6%
Communications Services 2.8%
Utilities 2.4%
Top 10 Holdings
(% of Net Assets)
TTM Technologies, Inc. 2.4%
RLI Corporation 2.2%
Badger Infrastructure Solutions, Ltd. 2.2%
Air Lease Corporation 1.8%
United States Lime & Minerals, Inc. 1.8%
Plexus Corporation 1.8%
Ally Financial, Inc. 1.7%
Houlihan Lokey, Inc. 1.7%
National Storage Affiliates Trust 1.6%
Enovis Corporation 1.6%
These securities represent 18.8% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2023
Class A
2
1-Year 5-Year 10-Year
without sales charge -7.53% 7.37% 8.95%
with sales charge -11.69% 6.38% 8.46%
Class S 1-Year 5-Year 10-Year
Net Asset Value -7.29% 7.66% 9.32%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the
Index, any charges you would pay would reduce your total return as well.
** The S&P SmallCap 600
®
Index represents the average performance of a group of 600 small capitalization stocks. The product is not sponsored, en-
dorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
*** The Russell 2000
®
Index measures the performance of small cap stocks. It is not possible to invest directly in the Index. The performance of the index does not reflect deductions for fees, expenses or taxes.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Shareholder Expense Example
(unaudited)
As a shareholder of a Fund, you incur, depending on the Fund and share class, two types of costs: (1) transaction costs, including sales charges
(loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023 through October 31, 2023.
Actual Expenses
In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A semiannual account fee of $10 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Hypothetical Example for Comparison Purposes
In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A semiannual account fee of $10 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning Account
Value 5/1/2023
Ending Account
Value 10/31/2023
Expenses Paid
During Period
5/1/2023- 10/31/2023
*
Annualized Expense
Ratio
Thrivent Aggressive Allocation Fund
Actual
Class A $1,000 $977 $4.70 0.93%
Class S $1,000 $978 $3.85 0.76%
Hypothetical
**
Class A $1,000 $1,021 $4.80 0.93%
Class S $1,000 $1,022 $3.93 0.76%
Thrivent Balanced Income Plus Fund
Actual
Class A $1,000 $970 $4.97 0.99%
Class S $1,000 $971 $3.77 0.75%
Hypothetical
**
Class A $1,000 $1,020 $5.10 0.99%
Class S $1,000 $1,022 $3.87 0.75%
Thrivent Global Stock Fund
Actual
Class A $1,000 $983 $4.91 0.97%
Class S $1,000 $985 $3.29 0.65%
Hypothetical
**
Class A $1,000 $1,021 $5.01 0.97%
Class S $1,000 $1,022 $3.35 0.65%

Beginning Account
Value 5/1/2023
Ending Account
Value 10/31/2023
Expenses Paid
During Period
5/1/2023- 10/31/2023
*
Annualized Expense
Ratio
Thrivent Government Bond Fund
Actual
Class A $1,000 $933 $3.69 0.75%
Class S $1,000 $934 $2.56 0.52%
Hypothetical
**
Class A $1,000 $1,022 $3.86 0.75%
Class S $1,000 $1,023 $2.68 0.52%
Thrivent High Income Municipal Bond Fund
Actual
Class S $1,000 $944 $2.97 0.60%
Hypothetical
**
Class S $1,000 $1,022 $3.09 0.60%
Thrivent High Yield Fund
Actual
Class A $1,000 $994 $4.09 0.80%
Class S $1,000 $995 $2.75 0.54%
Hypothetical
**
Class A $1,000 $1,021 $4.14 0.80%
Class S $1,000 $1,023 $2.79 0.54%
Thrivent Income Fund
Actual
Class A $1,000 $944 $3.77 0.76%
Class S $1,000 $947 $2.34 0.47%
Hypothetical
**
Class A $1,000 $1,022 $3.93 0.76%
Class S $1,000 $1,023 $2.43 0.47%
Thrivent International Allocation Fund
Actual
Class A $1,000 $936 $5.62 1.14%
Class S $1,000 $938 $3.82 0.77%
Hypothetical
**
Class A $1,000 $1,020 $5.86 1.14%
Class S $1,000 $1,022 $3.99 0.77%
Thrivent Large Cap Growth Fund
Actual
Class A $1,000 $1,089 $5.56 1.04%
Class S $1,000 $1,090 $4.03 0.76%
Hypothetical
**
Class A $1,000 $1,020 $5.37 1.04%
Class S $1,000 $1,022 $3.90 0.76%
Thrivent Large Cap Value Fund
Actual
Class A $1,000 $979 $4.27 0.85%
Class S $1,000 $980 $2.80 0.55%
Hypothetical
**
Class A $1,000 $1,021 $4.36 0.85%
Class S $1,000 $1,023 $2.86 0.55%

Beginning Account
Value 5/1/2023
Ending Account
Value 10/31/2023
Expenses Paid
During Period
5/1/2023- 10/31/2023
*
Annualized Expense
Ratio
Thrivent Limited Maturity Bond Fund
Actual
Class A $1,000 $1,007 $2.94 0.58%
Class S $1,000 $1,008 $2.18 0.43%
Hypothetical
**
Class A $1,000 $1,023 $2.97 0.58%
Class S $1,000 $1,023 $2.20 0.43%
Thrivent Low Volatility Equity Fund
Actual
Class S $1,000 $948 $4.72 0.95%
Hypothetical
**
Class S $1,000 $1,021 $4.89 0.95%
Thrivent Mid Cap Growth Fund
Actual
Class S $1,000 $940 $4.45 0.90%
Hypothetical
**
Class S $1,000 $1,021 $4.63 0.90%
Thrivent Mid Cap Stock Fund
Actual
Class A $1,000 $929 $4.77 0.97%
Class S $1,000 $931 $3.68 0.75%
Hypothetical
**
Class A $1,000 $1,021 $4.99 0.97%
Class S $1,000 $1,022 $3.85 0.75%
Thrivent Mid Cap Value Fund
Actual
Class S $1,000 $958 $4.49 0.90%
Hypothetical
**
Class S $1,000 $1,021 $4.63 0.90%
Thrivent Moderate Allocation Fund
Actual
Class A $1,000 $977 $3.94 0.78%
Class S $1,000 $979 $2.78 0.55%
Hypothetical
**
Class A $1,000 $1,021 $4.03 0.78%
Class S $1,000 $1,023 $2.84 0.55%
Thrivent Moderately Aggressive Allocation Fund
Actual
Class A $1,000 $976 $4.00 0.79%
Class S $1,000 $978 $2.98 0.59%
Hypothetical
**
Class A $1,000 $1,021 $4.09 0.79%
Class S $1,000 $1,022 $3.05 0.59%
Thrivent Moderately Conservative Allocation Fund
Actual
Class A $1,000 $964 $4.09 0.82%
Class S $1,000 $964 $2.87 0.57%
Hypothetical
**
Class A $1,000 $1,021 $4.21 0.82%
Class S $1,000 $1,023 $2.96 0.57%

Beginning Account
Value 5/1/2023
Ending Account
Value 10/31/2023
Expenses Paid
During Period
5/1/2023- 10/31/2023
*
Annualized Expense
Ratio
Thrivent Money Market Fund
Actual
Class A $1,000 $1,025 $1.92 0.37%
Class S $1,000 $1,025 $1.88 0.36%
Hypothetical
**
Class A $1,000 $1,024 $1.92 0.37%
Class S $1,000 $1,024 $1.87 0.36%
Thrivent Municipal Bond Fund
Actual
Class A $1,000 $935 $3.72 0.75%
Class S $1,000 $936 $2.52 0.51%
Hypothetical
**
Class A $1,000 $1,022 $3.89 0.75%
Class S $1,000 $1,023 $2.63 0.51%
Thrivent Opportunity Income Plus Fund
Actual
Class A $1,000 $977 $4.48 0.89%
Class S $1,000 $978 $3.21 0.64%
Hypothetical
**
Class A $1,000 $1,021 $4.58 0.89%
Class S $1,000 $1,022 $3.28 0.64%
Thrivent Small Cap Growth Fund
Actual
Class S $1,000 $896 $4.59 0.95%
Hypothetical
**
Class S $1,000 $1,021 $4.89 0.95%
Thrivent Small Cap Stock Fund
Actual
Class A $1,000 $913 $5.05 1.04%
Class S $1,000 $915 $3.93 0.81%
Hypothetical
**
Class A $1,000 $1,020 $5.33 1.04%
Class S $1,000 $1,021 $4.15 0.81%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 186/365 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

To the Board of Trustees of Thrivent Mutual Funds and Shareholders of each of the twenty-three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twenty-three of the funds constituting Thrivent Mutual Funds, hereafter collectively referred to as the "Funds") as of October
31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Thrivent Aggressive Allocation Fund Thrivent Mid Cap Growth Fund
Thrivent Balanced Income Plus Fund Thrivent Mid Cap Stock Fund
Thrivent Global Stock Fund Thrivent Mid Cap Value Fund
Thrivent Government Bond Fund Thrivent Moderate Allocation Fund
Thrivent High Income Municipal Bond Fund Thrivent Moderately Aggressive Allocation Fund
Thrivent High Yield Fund Thrivent Moderately Conservative Allocation Fund
Thrivent Income Fund Thrivent Money Market Fund
Thrivent International Allocation Fund Thrivent Municipal Bond Fund
Thrivent Large Cap Growth Fund Thrivent Opportunity Income Plus Fund
Thrivent Large Cap Value Fund Thrivent Small Cap Growth Fund
Thrivent Limited Maturity Bond Fund Thrivent Small Cap Stock Fund
Thrivent Low Volatility Equity Fund
PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402
T: (612) 596 6000, www.pwc.com/us
Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, agent banks, transfer agents and brokers;
when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
Minneapolis, Minnesota
December 18, 2023
We have served as the auditor of one or more investment companies in the Thrivent Financial investment company complex since 1987.

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 39.9% ) Value
U.S. Affiliated  (39.3%)
5,163,197 Thrivent Core Emerging Markets
Equity Fund $ 41,718,631
5,835,745 Thrivent Core International Equity
Fund 53,221,995
3,448,295 Thrivent Core Low Volatility Equity
Fund 38,138,143
6,161,357 Thrivent Core Mid Cap Value Fund 56,869,324
2,666,229 Thrivent Core Small Cap Value
Fund 22,689,609
1,997,330 Thrivent Global Stock Fund, Class
S 48,255,491
14,539,303 Thrivent International Allocation
Fund, Class S 133,470,800
10,100,443 Thrivent Large Cap Growth Fund,
Class S 158,980,974
3,932,202 Thrivent Large Cap Value Fund,
Class S 99,720,641
3,502,926 Thrivent Mid Cap Stock Fund,
Class S 103,651,586
1,854,941 Thrivent Small Cap Stock Fund,
Class S 45,817,038
Total 802,534,232
U.S. Unaffiliated  (0.6%)
13,706 Communication Services Select
Sector SPDR Fund 887,052
1,725 Invesco QQQ Trust Series 1 605,251
23,927 SPDR S&P 500 ETF Trust 10,006,272
13,062 SPDR S&P Biotech ETF 865,096
2,105 SPDR S&P Oil & Gas Exploration
ETF 305,688
Total 12,669,359
Total Registered Investment
Companies (cost $686,311,710) 815,203,591
Shares Common Stock ( 39.7% ) Value
Communications Services (2.4%)
19,456 Alphabet, Inc., Class A
a
2,414,100
108,485 Alphabet, Inc., Class C
a
13,593,170
16,395 Altice USA, Inc.
a
47,382
5,616 AMC Networks, Inc.
a
66,269
2,238 Bumble, Inc.
a
30,079
46 Cable One, Inc. 25,294
65,867 Cargurus, Inc.
a
1,134,888
105,946 Comcast Corporation 4,374,510
112,761 DISH Network Corporation
a
552,529
465 Electronic Arts, Inc. 57,562
6,040 Emerald Holding, Inc.
a
30,079
2,171 Entravision Communications
Corporation 7,772
3,836 Frontier Communications Parent,
Inc.
a
68,741
13,658 iHeartMedia, Inc.
a
32,096
3,629 Imax Corporation
a
66,084
15,994 Integral Ad Science Holding
Corporation
a
183,611
4,249 Interpublic Group of Companies,
Inc. 120,672
9,132 Liberty Global plc, Class A
a
142,094
26,087 Liberty Global plc, Class C
a
442,435
6,377 Liberty Latin America, Ltd., Class
A
a
43,555
Shares Common Stock (39.7%) Value
Communications Services (2.4%) - continued
3,230 Live Nation Entertainment, Inc.
a
$ 258,465
73,551 Lumen Technologies, Inc.
a
107,384
2,413 Match Group, Inc.
a
83,490
29,270 Meta Platforms, Inc.
a
8,818,173
3,626 Netflix, Inc.
a
1,492,788
782 Omnicom Group, Inc. 58,580
207,729 QuinStreet, Inc.
a
2,349,415
1,391 Roku, Inc.
a
82,862
2,119 Sinclair, Inc. 23,034
1,880 TechTarget, Inc.
a
47,338
4,331 Telephone and Data Systems, Inc. 78,781
18,577 Trade Desk, Inc.
a
1,318,224
1,039 Tripadvisor, Inc.
a
15,336
154,101 Verizon Communications, Inc. 5,413,568
120,483 Warner Brothers Discovery, Inc.
a
1,197,601
151 Yelp, Inc.
a
6,371
53,497 Ziff Davis, Inc.
a
3,234,429
Total 48,018,761
Consumer Discretionary (4.1%)
4,363 2U, Inc.
a
9,250
114 Adient plc
a
3,841
86,020 Amazon.com, Inc.
a
11,448,402
837 American Axle & Manufacturing
Holdings, Inc.
a
5,650
11,389 American Eagle Outfitters, Inc. 198,966
52,164 Aptiv plc
a
4,548,701
4,803 Autoliv, Inc. 440,195
92 AutoNation, Inc.
a
11,967
1,273 Beazer Homes USA, Inc.
a
30,794
1,668 Best Buy Company, Inc. 111,456
1,131 Booking Holdings, Inc.
a
3,154,992
21,269 Boot Barn Holdings, Inc.
a
1,478,195
732 Brunswick Corporation 50,852
2,723 Buckle, Inc. 91,956
29,993 Cedar Fair, LP 1,064,751
557 Chegg, Inc.
a
4,194
2,140 Chipotle Mexican Grill, Inc.
a
4,156,308
160,382 Clarus Corporation 928,612
29,474 Columbia Sportswear Company 2,175,181
1,968 Container Store Group, Inc.
a
3,641
74,190 Cooper-Standard Holdings, Inc.
a
921,440
15,717 Crocs, Inc.
a
1,403,842
1,473 Culp, Inc.
a
8,057
15,238 D.R. Horton, Inc. 1,590,847
11,166 Dana, Inc. 128,186
2,192 Darden Restaurants, Inc. 319,002
2,767 Deckers Outdoor Corporation
a
1,652,065
6,077 Domino's Pizza, Inc. 2,060,042
377 DoorDash, Inc.
a
28,256
364 Dorman Products, Inc.
a
22,634
4,658 eBay, Inc. 182,733
1,505 Etsy, Inc.
a
93,761
153,290 Everi Holdings, Inc.
a
1,653,999
17,366 Five Below, Inc.
a
3,021,337
20,910 Fox Factory Holding Corporation
a
1,703,538
22,887 General Motors Company 645,413
9,362 Gentex Corporation 268,502
6,440 Goodyear Tire & Rubber
Company
a
76,636
6,656 Grand Canyon Education, Inc.
a
787,604
2,027 Green Brick Partners, Inc.
a
78,445
5,678 Harley-Davidson, Inc. 152,454
9,343 Hilton Worldwide Holdings, Inc. 1,415,745
14,892 Home Depot, Inc. 4,239,603

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (39.7%) Value
Consumer Discretionary (4.1%) - continued
740 KB Home $ 32,708
11,434 Laureate Education, Inc. 161,677
1,606 La-Z-Boy, Inc. 46,959
3,870 Lear Corporation 502,171
1,360 Lennar Corporation 145,085
16,478 Lowe's Companies, Inc. 3,140,212
6,073 Lululemon Athletica, Inc.
a
2,389,604
1,053 M/I Homes, Inc.
a
86,420
31 Marriott Vacations Worldwide
Corporation 2,786
9,741 McDonald's Corporation 2,553,798
10,706 Meritage Homes Corporation 1,220,698
5,905 MGM Resorts International 206,203
333 Modine Manufacturing Company
a
13,154
4,409 Mohawk Industries, Inc.
a
354,395
8,717 Nordstrom, Inc.
b
121,864
688 NVR, Inc.
a
3,723,883
709 ODP Corporation
a
31,848
24,947 Papa John's International, Inc. 1,622,054
2,749 PENN Entertainment, Inc.
a
54,238
2,827 Playa Hotels and Resorts NV
a
20,439
2,858 Polaris, Inc. 246,988
4,006 Pool Corporation 1,264,975
1,797 PulteGroup, Inc. 132,241
30,981 Qurate Retail, Inc.
a
13,653
3,550 Ross Stores, Inc. 411,694
4,593 SeaWorld Entertainment, Inc.
a
197,866
944 Six Flags Entertainment
Corporation
a
18,786
37,042 Skyline Champion Corporation
a
2,171,772
24,375 Sony Group Corporation ADR 2,024,344
115,821 Stoneridge, Inc.
a
1,884,408
388 Taylor Morrison Home Corporation
a
14,868
20,144 Tesla, Inc.
a
4,045,721
236,654 ThredUp, Inc.
a
762,026
276 TopBuild Corporation
a
63,138
7,273 Travel + Leisure Company 247,500
10 Ulta Beauty, Inc.
a
3,813
3,556 Upbound Group, Inc. 92,669
3,567 Urban Outfitters, Inc.
a
123,490
136 Vail Resorts, Inc. 28,866
130 Visteon Corporation
a
14,967
11,857 Wendy's Company 225,520
5,405 Wingstop, Inc. 987,872
13,329 Wyndham Hotels & Resorts, Inc. 965,020
Total 84,744,438
Consumer Staples (2.1%)
19,767 Altria Group, Inc. 794,040
6,632 Archer-Daniels-Midland Company 474,652
28,058 BJ's Wholesale Club Holdings,
Inc.
a
1,911,311
307 Boston Beer Company, Inc.
a
102,523
791 Cal-Maine Foods, Inc. 35,840
11,451 Casey's General Stores, Inc. 3,113,641
15,884 Celsius Holdings, Inc.
a
2,415,798
43,659 Coca-Cola Company 2,466,297
2,277 Constellation Brands, Inc. 533,160
156,488 Coty, Inc.
a
1,466,293
1,177 Darling Ingredients, Inc.
a
52,129
18,017 e.l.f. Beauty, Inc.
a
1,668,915
9,957 Flowers Foods, Inc. 218,357
615 Hain Celestial Group, Inc.
a
6,796
220 Hershey Company 41,217
6,956 J & J Snack Foods Corporation 1,089,379
Shares Common Stock (39.7%) Value
Consumer Staples (2.1%) - continued
13,647 John B. Sanfilippo & Son, Inc. $ 1,395,542
68,568 Kenvue, Inc. 1,275,365
12,610 Kimberly-Clark Corporation 1,508,660
3,593 Kroger Company 163,014
25,606 Lamb Weston Holdings, Inc. 2,299,419
11,946 Lancaster Colony Corporation 2,020,905
212 McCormick & Company, Inc. 13,547
14,744 Mondelez International, Inc. 976,200
384 PepsiCo, Inc. 62,700
39,459 Philip Morris International, Inc. 3,518,164
44,188 Pilgrim's Pride Corporation
a
1,126,794
332 PriceSmart, Inc. 20,747
94,604 Primo Water Corporation 1,235,528
6,773 Procter & Gamble Company 1,016,153
1,902 Simply Good Foods Company
a
70,926
850 SpartanNash Company 19,116
30,855 Sysco Corporation 2,051,549
79,586 Turning Point Brands, Inc. 1,595,699
18,079 Tyson Foods, Inc. 837,962
21,335 US Foods Holding Corporation
a
830,785
33,584 Walmart, Inc. 5,487,961
Total 43,917,084
Energy (2.0%)
8,131 APA Corporation 322,963
2,756 Baker Hughes Company 94,862
47,420 BP plc ADR 1,734,624
1,006 Cactus, Inc. 47,222
1,310 California Resources Corporation 68,893
2,716 Cheniere Energy, Inc. 451,997
17,790 Chesapeake Energy Corporation 1,531,363
9,050 Chevron Corporation 1,318,857
674 Chord Energy Corporation 111,426
128 Civitas Resources, Inc. 9,655
621 Comstock Resources, Inc.
b
7,825
31,363 ConocoPhillips 3,725,924
1,149 CVR Energy, Inc. 37,630
54,386 Devon Energy Corporation 2,532,756
94,206 Enterprise Products Partners, LP 2,453,124
2,626 Expro Group Holdings NV
a
41,360
44,260 Exxon Mobil Corporation 4,684,921
461 Gran Tierra Energy, Inc.
a,b
2,821
62,940 Halliburton Company 2,476,060
1,717 Helmerich & Payne, Inc. 67,942
3,896 HF Sinclair Corporation 215,760
4,707 International Seaways, Inc. 226,360
10,880 Liberty Energy, Inc. 214,336
1,946 Magnolia Oil & Gas Corporation 43,688
11,148 Marathon Oil Corporation 304,452
19,829 Marathon Petroleum Corporation 2,999,136
31,191 Matador Resources Company 1,924,173
3,774 Murphy Oil Corporation 169,339
137,079 NOV, Inc. 2,736,097
852 ONEOK, Inc. 55,550
5,688 Ovintiv, Inc. 273,024
6,356 Par Pacific Holdings, Inc.
a
208,604
1,722 Patterson-UTI Energy, Inc. 21,869
3,242 PBF Energy, Inc. 154,092
7,120 Phillips 66 812,178
12,918 Pioneer Natural Resources
Company 3,087,402
20,334 ProPetro Holding Corporation
a
213,100
9,053 RPC, Inc. 75,321
5,420 SM Energy Company 218,534
1,122 Solaris Oilfield Infrastructure, Inc. 10,367

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (39.7%) Value
Energy (2.0%) - continued
5,730 Talos Energy, Inc.
a
$ 88,815
185,064 TechnipFMC plc 3,982,577
6,177 U.S. Silica Holdings, Inc.
a
74,556
9,196 Viper Energy Partners, LP 261,902
5,247 Williams Companies, Inc. 180,497
Total 40,273,954
Financials (6.0%)
11,870 Allstate Corporation 1,520,903
109,783 Ally Financial, Inc. 2,655,651
2,651 Amalgamated Financial
Corporation 48,354
1,340 Amerant Bancorp, Inc. 24,428
16,074 American Express Company 2,347,286
986 American Financial Group, Inc. 107,829
34,724 American International Group, Inc. 2,128,928
7,212 Ameriprise Financial, Inc. 2,268,679
407 Ameris Bancorp 15,181
6,821 Annaly Capital Management, Inc. 106,476
70 Apollo Global Management, Inc. 5,421
32,534 Arch Capital Group, Ltd.
a
2,820,047
7,487 Arthur J. Gallagher & Company 1,763,114
1,921 Artisan Partners Asset
Management, Inc. 63,393
5,651 Associated Banc-Corp 91,603
535 Assurant, Inc. 79,662
1,337 Assured Guaranty, Ltd. 83,429
290 Atlantic Union Bankshares
Corporation 8,355
512 Axis Capital Holdings, Ltd. 29,235
208 Axos Financial, Inc.
a
7,494
4,466 Banc of California, Inc.
b
50,064
123,362 Bank of America Corporation 3,249,355
724 Bank of Hawaii Corporation
b
35,758
2,822 Bank of Marin Bancorp 47,410
31,391 Bank of N.T. Butterfield & Son, Ltd. 792,937
63,370 Bank of New York Mellon
Corporation 2,693,225
1,244 Bank OZK 44,548
1,431 BankFinancial Corporation 12,020
3,391 BankUnited, Inc. 73,958
1,686 Banner Corporation 71,166
459 BayCom Corporation 9,088
2,680 BCB Bancorp, Inc. 27,550
6,095 Berkshire Hathaway, Inc.
a
2,080,406
2,907 Berkshire Hills Bancorp, Inc. 57,006
1,028 BlackRock, Inc. 629,424
4,640 Block, Inc.
a
186,760
114 BOK Financial Corporation 7,469
73,475 Bridgewater Bancshares, Inc.
a
707,564
2,699 Brighthouse Financial, Inc.
a
122,265
4,487 Brookline Bancorp, Inc. 36,524
359 Brown & Brown, Inc. 24,922
2,082 Business First Bancshares, Inc. 40,682
11,374 Byline Bancorp, Inc. 215,765
2,178 Cadence Bank 46,130
504 Camden National Corporation 14,697
14,177 Capital One Financial Corporation 1,435,988
2,905 Capitol Federal Financial, Inc. 15,106
12,800 Carlyle Group, Inc. 352,512
382 Cathay General Bancorp 12,954
12,078 Central Pacific Financial
Corporation 190,591
246 Central Valley Community Bancorp 3,879
49,692 Charles Schwab Corporation 2,585,972
Shares Common Stock (39.7%) Value
Financials (6.0%) - continued
15,532 Chubb, Ltd. $ 3,333,478
9,021 Cincinnati Financial Corporation 899,123
8,262 Citigroup, Inc. 326,266
11,707 Citizens Financial Group, Inc. 274,295
2,052 CNB Financial Corporation 37,305
6,595 Columbia Banking System, Inc. 129,724
38,373 Comerica, Inc. 1,511,896
1,803 Commerce Bancshares, Inc. 79,080
320 Community Bank System, Inc. 12,784
3,974 Community Trust Bancorp, Inc. 149,263
2,439 ConnectOne Bancorp, Inc. 39,731
887 CrossFirst Bankshares, Inc.
a
9,384
913 Cullen/Frost Bankers, Inc. 83,074
1,863 Customers Bancorp, Inc.
a
74,911
910 CVB Financial Corporation 14,214
6,470 Dime Community Bancshares, Inc. 118,983
12,959 Discover Financial Services 1,063,675
8,521 Eagle Bancorp, Inc. 165,989
3,138 East West Bancorp, Inc. 168,260
844 Eastern Bankshares, Inc. 9,292
4,646 Ellington Residential Mortgage
REIT 24,531
1,109 Employers Holdings, Inc. 42,142
2,078 Enova International, Inc.
a
82,871
1,923 Enterprise Financial Services
Corporation 66,863
1,096 Equity Bancshares, Inc. 26,523
222 EVERTEC, Inc. 7,055
99,707 F.N.B. Corporation 1,065,868
2,840 FactSet Research Systems, Inc. 1,226,568
38,514 Federated Hermes, Inc. 1,220,894
3,938 Fidelity National Information
Services, Inc. 193,395
2,908 Fifth Third Bancorp 68,949
3,025 Financial Institutions, Inc. 47,916
924 First Bancorp/Puerto Rico 12,335
35 First Citizens BancShares, Inc./NC 48,326
1,346 First Financial Bankshares, Inc. 32,371
1,440 First Financial Corporation 49,550
8,274 First Foundation, Inc. 37,564
618 First Hawaiian, Inc. 11,081
18,660 First Horizon Corporation 200,595
1,378 First Internet Bancorp 22,558
363 First Interstate BancSystem, Inc. 8,374
1,056 First Merchants Corporation 28,839
588 First Mid-Illinois Bancshares, Inc. 16,064
3,279 First of Long Island Corporation 35,216
4,077 Fiserv, Inc.
a
463,759
203 Five Star Bancorp 3,952
1,155 FleetCor Technologies, Inc.
a
260,071
3,565 Flushing Financial Corporation 43,992
6,841 Fulton Financial Corporation 88,865
7,466 Genworth Financial, Inc.
a
44,721
36,573 Glacier Bancorp, Inc. 1,104,139
1,310 Global Life, Inc. 152,432
3,760 Global Payments, Inc. 399,387
2,505 Great Southern Bancorp, Inc. 124,549
2,043 Green Dot Corporation
a
22,841
14,761 Hamilton Lane, Inc. 1,241,695
1,789 Hancock Whitney Corporation 61,595
13,029 Hanmi Financial Corporation 191,266
1,565 Hanover Insurance Group, Inc. 183,434
4,180 Hartford Financial Services Group,
Inc. 307,021
46,010 Heartland Financial USA, Inc. 1,260,674

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (39.7%) Value
Financials (6.0%) - continued
6,127 Heritage Commerce Corporation $ 50,119
7,696 Heritage Financial Corporation 125,214
72 Hingham Institution For Savings 10,698
2,336 Home BancShares, Inc. 47,771
6,862 HomeStreet, Inc. 33,143
4,140 Hometrust Bancshares, Inc. 85,325
23,773 Hope Bancorp, Inc. 208,252
4,836 Horizon Bancorp, Inc. 45,894
38,012 Houlihan Lokey, Inc. 3,820,966
14,175 Huntington Bancshares, Inc. 136,789
1,449 Independent Bank Corporation 70,711
3,687 Independent Bank Corporation/MI 73,556
38,283 Intercontinental Exchange, Inc. 4,113,126
315 International Bancshares
Corporation 13,806
6,666 Invesco Mortgage Capital, Inc. 45,529
14,712 Invesco, Ltd. 190,815
44,779 J.P. Morgan Chase & Company 6,226,968
629 Jack Henry & Associates, Inc. 88,683
14,252 Janus Henderson Group plc 328,794
4,857 Kearny Financial Corporation/MD 33,708
5,836 KeyCorp 59,644
22,595 Kinsale Capital Group, Inc. 7,544,696
2,439 KKR & Company, Inc. 135,121
4,048 Lazard, Ltd. 112,413
12,900 M&T Bank Corporation 1,454,475
3,678 Marsh & McLennan Companies,
Inc. 697,533
9,829 Mastercard, Inc. 3,699,144
655 Mercantile Bank Corporation 21,576
28,850 MetLife, Inc. 1,731,289
3,941 Metropolitan Bank Holding
Corporation
a,b
127,728
9,929 MFA Financial, Inc. 88,269
63,125 MGIC Investment Corporation 1,063,025
537 Mid Penn Bancorp, Inc. 10,235
4,375 Midland States Bancorp, Inc. 95,463
6,628 MidWestOne Financial Group, Inc. 132,030
16,215 Morgan Stanley 1,148,346
6,805 Mr. Cooper Group, Inc.
a
384,687
5,384 MSCI, Inc. 2,538,825
433 MVB Financial Corporation 8,508
25,224 Nasdaq, Inc. 1,251,110
5,810 Navient Corporation 92,437
1,186 NCR Atleos Corporation
a
26,163
13,190 New York Community Bancorp,
Inc. 125,041
15,853 NMI Holdings, Inc.
a
433,580
1,942 Northfield Bancorp, Inc. 16,701
170 Northrim BanCorp, Inc. 7,091
25,066 NU Holdings, Ltd./Cayman
Islands
a
205,541
7,480 OceanFirst Financial Corporation 94,697
1,115 OFG Bancorp 33,026
3,429 Old National Bancorp 46,977
2,999 Old Republic International
Corporation 82,113
2,182 Old Second Bancorp, Inc. 29,588
8,232 OneMain Holdings, Inc. 295,776
454 Pacific Premier Bancorp, Inc. 8,626
68,396 PayPal Holdings, Inc.
a
3,542,913
893 PCB Bancorp 13,734
714 PennyMac Financial Services, Inc. 47,981
1,097 Pinnacle Financial Partners, Inc. 68,409
Shares Common Stock (39.7%) Value
Financials (6.0%) - continued
214 PNC Financial Services Group,
Inc. $ 24,497
1,587 Popular, Inc. 103,219
2,969 Premier Financial Corporation 51,512
270 PROG Holdings, Inc.
a
7,395
1,304 Prosperity Bancshares, Inc. 71,120
4,415 Provident Financial Services, Inc. 62,031
2,363 Prudential Financial, Inc. 216,073
41,842 Radian Group, Inc. 1,060,276
29,028 Raymond James Financial, Inc. 2,770,432
3,594 Regions Financial Corporation 52,221
33,837 Rithm Capital Corporation 315,699
28,304 RLI Corporation 3,771,225
768 S&T Bancorp, Inc. 19,784
2,670 Sandy Spring Bancorp, Inc. 54,602
15,714 SEI Investments Company 843,213
1,892 Shore Bancshares, Inc. 19,412
554 Simmons First National
Corporation 7,872
414 SmartFinancial, Inc. 8,632
235 Southern First Bancshares, Inc.
a
6,345
1,034 SouthState Corporation 68,347
4,018 Synchrony Financial 112,705
7,418 Synovus Financial Corporation 193,387
1,789 T. Rowe Price Group, Inc. 161,905
1,439 Territorial Bancorp, Inc. 11,109
2,126 TPG, Inc. 58,763
16,137 Tradeweb Markets, Inc. 1,452,491
44,912 Triumph Financial, Inc.
a
2,795,772
2,791 TrustCo Bank Corporation NY 71,254
3,165 Trustmark Corporation 63,648
6,460 Two Harbors Investment
Corporation 75,001
950 U.S. Bancorp 30,286
360 UMB Financial Corporation 22,579
1,577 United Bankshares, Inc. 44,850
1,078 United Community Banks, Inc. 23,813
3,158 Univest Financial Corporation 52,612
3,463 Unum Group 169,341
7,366 Valley National Bancorp 57,307
3,524 Veritex Holdings, Inc. 60,683
11,055 Virtu Financial, Inc. 204,407
1,083 Visa, Inc. 254,613
26,008 Voya Financial, Inc. 1,736,554
2,278 W.R. Berkley Corporation 153,583
3,050 WaFd, Inc. 75,274
548 Walker & Dunlop, Inc. 35,510
108 Webster Financial Corporation 4,101
109,084 Wells Fargo & Company 4,338,271
1,510 Westamerica Bancorporation 71,332
84,344 Western Alliance Bancorp 3,466,538
46,086 Western Union Company 520,311
876 WEX, Inc.
a
145,836
136 Willis Towers Watson plc 32,081
772 Wintrust Financial Corporation 57,661
251 WSFS Financial Corporation 8,885
1,818 XP, Inc. 36,360
40,665 Zions Bancorp NA 1,254,515
Total 121,692,354
Health Care (5.1%)
19,021 Abbott Laboratories 1,798,436
2,948 ACADIA Pharmaceuticals, Inc.
a
66,536
9,136 Agilent Technologies, Inc. 944,388
2,204 Agios Pharmaceuticals, Inc.
a
46,306

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (39.7%) Value
Health Care (5.1%) - continued
2,395 Aldeyra Therapeutics, Inc.
a
$ 4,095
9,531 Align Technology, Inc.
a
1,759,327
13,185 Alkermes plc
a
318,945
5,843 Amgen, Inc. 1,494,055
3,313 Amicus Therapeutics, Inc.
a
36,344
1,413 Amphastar Pharmaceuticals, Inc.
a
63,967
1,441 Anika Therapeutics, Inc.
a
28,099
6,993 Apellis Pharmaceuticals, Inc.
a
340,279
5,599 Argenx SE ADR
a
2,629,122
9,331 Ascendis Pharma AS ADR
a
833,352
15,859 AstraZeneca plc ADR 1,002,765
1,545 Avanos Medical, Inc.
a
28,366
120,657 Avantor, Inc.
a
2,103,052
6,153 Azenta, Inc.
a
279,654
13,360 Baxter International, Inc. 433,265
7,794 Biogen, Inc.
a
1,851,387
210 BioMarin Pharmaceutical, Inc.
a
17,105
272 Bio-Rad Laboratories, Inc.
a
74,876
38,178 Bio-Techne Corporation 2,085,664
416 Blueprint Medicines Corporation
a
24,486
3,349 Bruker Corporation 190,893
1,318 Cardinal Health, Inc. 119,938
25,391 Centene Corporation
a
1,751,471
1,747 Charles River Laboratories
International, Inc.
a
294,125
9,213 Cigna Group 2,848,660
2,569 Codexis, Inc.
a
4,265
4,419 Cooper Companies, Inc. 1,377,623
23,094 CVS Health Corporation 1,593,717
11,005 Danaher Corporation 2,113,180
4,204 Deciphera Pharmaceuticals, Inc.
a
50,406
22,407 Dentsply Sirona, Inc. 681,397
14,713 Dexcom, Inc.
a
1,306,956
8,749 Dynavax Technologies
Corporation
a
124,323
34,739 Edwards Lifesciences Corporation
a
2,213,569
68,066 Elanco Animal Health, Inc.
a
599,661
6,252 Elevance Health, Inc. 2,813,963
899 Eli Lilly & Company 497,983
828 Enanta Pharmaceuticals, Inc.
a
7,469
64,341 Enovis Corporation
a
2,953,252
6,700 Exelixis, Inc.
a
137,953
33,881 Gilead Sciences, Inc. 2,661,014
3,347 Globus Medical, Inc.
a
152,991
4,468 GoodRx Holdings, Inc.
a
22,027
68,121 Halozyme Therapeutics, Inc.
a
2,307,258
6,772 HCA Healthcare, Inc. 1,531,420
5,929 Hologic, Inc.
a
392,322
4,189 ICON plc
a
1,021,948
135 IDEXX Laboratories, Inc.
a
53,928
74 Illumina, Inc.
a
8,097
17,486 Immunocore Holdings plc ADR
a
776,378
4,289 Inspire Medical Systems, Inc.
a
631,169
5,366 Intuitive Surgical, Inc.
a
1,407,073
933 IQVIA Holding, Inc.
a
168,714
1,901 Jazz Pharmaceuticals, Inc.
a
241,465
17,425 Johnson & Johnson 2,584,825
14,352 Laboratory Corporation of America
Holdings 2,866,525
31,390 Lantheus Holdings, Inc.
a
2,027,794
62 Ligand Pharmaceuticals, Inc.
a
3,242
891 LivaNova plc
a
43,704
258,384 Maravai LifeSciences Holdings,
Inc.
a
1,772,514
29 Medpace Holdings, Inc.
a
7,037
Shares Common Stock (39.7%) Value
Health Care (5.1%) - continued
40,058 Medtronic plc $ 2,826,492
46,876 Merck & Company, Inc. 4,814,165
3,795 Molina Healthcare, Inc.
a
1,263,545
2,012 Myriad Genetics, Inc.
a
31,347
11,119 Natera, Inc.
a
438,867
1,840 National HealthCare Corporation 123,942
3,378 Neogen Corporation
a
50,298
18,477 Novo Nordisk AS ADR 1,784,324
56,881 Option Care Health, Inc.
a
1,577,310
483 OraSure Technologies, Inc.
a
2,492
2,393 Pacira Pharmaceuticals, Inc.
a
67,626
2,575 Pediatrix Medical Group, Inc.
a
29,510
64,537 Pfizer, Inc. 1,972,251
38,418 Phreesia, Inc.
a
524,790
103,732 Progyny, Inc.
a
3,201,170
1,723 PTC Therapeutics, Inc.
a
32,306
2,730 Qiagen NV
a
102,184
10,628 QuidelOrtho Corporation
a
649,158
96,096 R1 RCM, Inc.
a
1,132,972
14,151 Repligen Corporation
a
1,904,159
3,424 Revance Therapeutics, Inc.
a
27,015
4,002 Rocket Pharmaceuticals, Inc.
a
72,436
1,995 Royalty Pharma plc 53,606
11,650 Sarepta Therapeutics, Inc.
a
784,162
77,376 scPharmaceuticals, Inc.
a
413,962
1,811 Sensus Healthcare, Inc.
a
3,966
6,366 ShockWave Medical, Inc.
a
1,313,051
2,616 Stryker Corporation 706,896
752 Teleflex, Inc. 138,932
3,265 TG Therapeutics, Inc.
a
25,238
3,582 Thermo Fisher Scientific, Inc. 1,593,166
7,647 UnitedHealth Group, Inc. 4,095,427
1,522 Vanda Pharmaceuticals, Inc.
a
6,666
9,526 Veeva Systems, Inc.
a
1,835,755
5,636 Veracyte, Inc.
a
116,778
37,675 Vericel Corporation
a
1,325,407
1,141 Vertex Pharmaceuticals, Inc.
a
413,168
90,070 Viemed Healthcare, Inc.
a
568,342
3,085 Waters Corporation
a
735,865
1,188 West Pharmaceutical Services,
Inc. 378,129
1,471 Zentalis Pharmaceuticals, Inc.
a
24,066
17,303 Zimmer Biomet Holdings, Inc. 1,806,606
24,812 Zoetis, Inc. 3,895,484
Total 103,489,151
Industrials (6.0%)
3,206 A.O. Smith Corporation 223,651
1,062 Acuity Brands, Inc. 172,012
30,604 Advanced Drainage Systems, Inc. 3,269,425
3,143 AECOM 240,597
4,112 AGCO Corporation 471,482
57,123 Air Lease Corporation 1,978,169
4,725 Alight, Inc.
a
31,374
1,840 Allison Transmission Holdings, Inc. 92,773
11,190 AMETEK, Inc. 1,575,216
398 Apogee Enterprises, Inc. 17,082
4,973 Armstrong World Industries, Inc. 377,401
48,747 ASGN, Inc.
a
4,068,425
5,751 Automatic Data Processing, Inc. 1,254,983
4,751 Axon Enterprise, Inc.
a
971,532
1,643 AZZ, Inc. 77,665
122,199 Badger Infrastructure Solutions,
Ltd. 3,236,610
37,277 Barnes Group, Inc. 774,989

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (39.7%) Value
Industrials (6.0%) - continued
10,536 Beacon Roofing Supply, Inc.
a
$ 749,847
41 Boise Cascade Company 3,844
74 Brady Corporation 3,808
3,144 Builders FirstSource, Inc.
a
341,187
9,375 Carlisle Companies, Inc. 2,382,094
539 Caterpillar, Inc. 121,841
13,350 Chart Industries, Inc.
a
1,551,670
14,825 Cimpress plc
a
884,608
137,669 CNH Industrial NV 1,511,606
140 Columbus McKinnon Corporation 4,280
9,693 Conduent Incorporated
a
30,921
1,075 CSW Industrials, Inc. 190,554
87,245 CSX Corporation 2,604,263
6,170 Cummins, Inc. 1,334,571
9,095 Curtiss-Wright Corporation 1,808,177
1,058 Daseke, Inc.
a
4,698
2,028 Deere & Company 740,950
49,943 Delta Air Lines, Inc. 1,560,719
2,066 Donaldson Company, Inc. 119,126
33 Dover Corporation 4,288
2,961 EMCOR Group, Inc. 611,891
245 Equifax, Inc. 41,545
124,043 ExlService Holdings, Inc.
a
3,238,763
1,969 Expeditors International of
Washington, Inc. 215,113
54,839 Fastenal Company 3,199,307
8,882 Ferguson plc 1,334,076
57,595 First Advantage Corporation 749,311
38,606 Flowserve Corporation 1,417,612
37,314 Fluor Corporation
a
1,242,183
549 Forrester Research, Inc.
a
12,737
3,504 Fortune Brands Innovations, Inc. 195,523
1,875 Gates Industrial Corporation plc
a
20,475
10,945 General Dynamics Corporation 2,641,138
1,614 Gibraltar Industries, Inc.
a
98,228
61 GMS, Inc.
a
3,567
351 Gorman-Rupp Company 10,372
28,434 Greenbrier Companies, Inc. 983,532
674 Griffon Corporation 26,920
47,594 Helios Technologies, Inc. 2,461,562
1,233 Herc Holdings, Inc. 131,672
3,928 Hillman Solutions Corporation
a
25,768
12,645 Honeywell International, Inc. 2,317,323
134,604 Howmet Aerospace, Inc. 5,936,036
621 Hubbell, Inc. 167,732
1,777 IDEX Corporation 340,136
760 Ingersoll Rand, Inc. 46,117
1,829 Interface, Inc. 16,260
233,195 Janus International Group, Inc.
a
2,182,705
6,049 JB Hunt Transport Services, Inc. 1,039,642
9,645 JetBlue Airways Corporation
a
36,265
352 Johnson Controls International plc 17,255
3,168 Kennametal, Inc. 73,212
11,095 L3Harris Technologies, Inc. 1,990,554
1,635 Legalzoom.com, Inc.
a
16,301
13,035 Lincoln Electric Holdings, Inc. 2,278,518
21,845 ManpowerGroup, Inc. 1,528,495
13,047 Masco Corporation 679,618
91,627 Masterbrand, Inc.
a
1,017,976
1,233 Matson, Inc. 107,333
20,847 Maximus, Inc. 1,557,688
19,365 Middleby Corporation
a
2,185,728
29,027 Miller Industries, Inc. 1,055,712
8,142 Moog, Inc. 944,879
Shares Common Stock (39.7%) Value
Industrials (6.0%) - continued
1,802 MSC Industrial Direct Company,
Inc. $ 170,739
440 MYR Group, Inc.
a
50,965
138 National Presto Industries, Inc. 10,315
2,709 Northrop Grumman Corporation 1,277,104
4,234 nVent Electric plc 203,782
10,001 Old Dominion Freight Line, Inc. 3,766,977
14,597 Oshkosh Corporation 1,280,595
1,876 Otis Worldwide Corporation 144,846
12,397 Owens Corning, Inc. 1,405,448
8,541 PACCAR, Inc. 704,889
7,574 Parker-Hannifin Corporation 2,794,124
699 Paycom Software, Inc. 171,234
778 Paylocity Holding Corporation
a
139,573
22,466 Pentair plc 1,305,724
7,621 Quanta Services, Inc. 1,273,622
53,798 RB Global, Inc. 3,518,389
10,967 Regal Rexnord Corporation 1,298,602
2,555 Republic Services, Inc. 379,392
1,882 Resideo Technologies, Inc.
a
27,251
6,019 Saia, Inc.
a
2,157,751
56,226 Schneider National, Inc. 1,424,205
13,112 Simpson Manufacturing Company,
Inc. 1,746,256
4,569 SiteOne Landscape Supply, Inc.
a
629,471
4,327 SkyWest, Inc.
a
182,470
184 Snap-On, Inc. 47,461
2,678 Southwest Airlines Company 59,532
2,748 Standex International Corporation 394,530
529 Sterling Construction Company,
Inc.
a
38,538
17,867 Tennant Company 1,326,089
2,790 Terex Corporation 127,782
4,683 Textron, Inc. 355,908
36,953 Timken Company 2,554,191
1,162 Titan Machinery, Inc.
a
28,864
8,002 Trane Technologies plc 1,522,861
21,339 TransUnion 936,355
2,451 Trex Company, Inc.
a
137,771
41,891 Uber Technologies, Inc.
a
1,813,042
32 UniFirst Corporation/MA 5,262
25,482 United Parcel Service, Inc. 3,599,332
8,020 United Rentals, Inc. 3,258,285
373 Valmont Industries, Inc. 73,447
873 Veralto Corporation
a
60,237
2,549 Vertiv Holdings Company 100,099
1,537 Wabash National Corporation 31,801
49,752 WillScot Mobile Mini Holdings
Corporation
a
1,960,726
Total 123,479,055
Information Technology (7.8%)
7,852 8x8, Inc.
a
18,688
6,743 Adobe, Inc.
a
3,587,681
21,083 Advanced Micro Devices, Inc.
a
2,076,675
1,005 Alpha and Omega Semiconductor,
Ltd.
a
23,839
3,099 Amkor Technology, Inc. 64,645
31,723 Amphenol Corporation 2,555,288
4,054 ANSYS, Inc.
a
1,128,066
69,988 Apple, Inc. 11,951,851
15,607 Applied Materials, Inc. 2,065,586
7,918 Arista Networks, Inc.
a
1,586,530
3,892 Autodesk, Inc.
a
769,176
244 Broadcom, Inc. 205,294

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (39.7%) Value
Information Technology (7.8%) - continued
77,723 Calix, Inc.
a
$ 2,574,186
567 CDW Corporation 113,627
44,104 Ciena Corporation
a
1,861,189
169,570 Cisco Systems, Inc. 8,839,684
25,568 Cognex Corporation 920,192
183 Cognizant Technology Solutions
Corporation 11,798
34,222 Cohu, Inc.
a
1,031,451
9,669 CommScope Holding Company,
Inc.
a
14,310
126 CommVault Systems, Inc.
a
8,234
1,185 Corning, Inc. 31,711
11,049 Crane NXT Company 574,548
2,178 Datadog, Inc.
a
177,442
19,833 Descartes Systems Group, Inc.
a
1,432,141
2,809 DocuSign, Inc.
a
109,214
4,056 Dolby Laboratories, Inc. 328,293
100,065 Dropbox, Inc.
a
2,631,709
28,726 Dynatrace Holdings, LLC
a
1,284,339
776 Elastic NV
a
58,231
11,330 Enphase Energy, Inc.
a
901,641
4,809 EPAM Systems, Inc.
a
1,046,294
313 F5, Inc.
a
47,448
40 Fair Isaac Corporation
a
33,835
25,387 Flex, Ltd.
a
652,954
7,717 FormFactor, Inc.
a
261,452
14,175 Fortinet, Inc.
a
810,385
19 Gartner, Inc.
a
6,309
76,061 Gilat Satellite Networks, Ltd.
a
457,127
202 GoDaddy, Inc.
a
14,792
88,875 Grid Dynamics Holdings, Inc.
a
901,192
50,769 Guidewire Software, Inc.
a
4,575,810
51,561 Hackett Group, Inc. 1,149,295
17,093 Hewlett Packard Enterprise
Company 262,890
159 HP, Inc. 4,186
3,165 HubSpot, Inc.
a
1,341,232
3,974 Insight Enterprises, Inc.
a
569,474
1,863 IPG Photonics Corporation
a
160,032
1,282 JFrog, Ltd.
a
28,832
12,755 Juniper Networks, Inc. 343,365
3,169 Keysight Technologies, Inc.
a
386,776
1,535 KLA Corporation 720,989
81,078 Knowles Corporation
a
1,053,203
5,927 Kyndryl Holdings, Inc.
a
86,712
2,151 Lam Research Corporation 1,265,261
35,416 Lattice Semiconductor
Corporation
a
1,969,484
7,815 Littelfuse, Inc. 1,693,276
4,968 LiveRamp Holding, Inc.
a
137,415
6,053 Marvell Technology, Inc. 285,823
553 Microchip Technology, Inc. 39,423
69,636 Microsoft Corporation 23,544,628
1,871 MKS Instruments, Inc. 122,850
4,486 Monolithic Power Systems, Inc. 1,981,646
279 Motorola Solutions, Inc. 77,690
2,373 NCR Voyix Corporation
a
36,283
4,418 NetApp, Inc. 321,542
6,815 NICE, Ltd. ADR
a
1,051,895
10,016 Nova, Ltd.
a
951,220
22,482 NVIDIA Corporation 9,168,160
17,373 ON Semiconductor Corporation
a
1,088,245
156 OSI Systems, Inc.
a
16,266
35,800 PagerDuty, Inc.
a
722,086
11,143 Palo Alto Networks, Inc.
a
2,707,972
Shares Common Stock (39.7%) Value
Information Technology (7.8%) - continued
15,215 PDF Solutions, Inc.
a
$ 403,654
17,887 Plexus Corporation
a
1,758,650
12,708 PTC, Inc.
a
1,784,457
5,079 Q2 Holdings, Inc.
a
152,522
1,592 Qorvo, Inc.
a
139,173
53,604 QUALCOMM, Inc. 5,842,300
5,124 Rackspace Technology, Inc.
a,b
6,251
1,528 Rapid7, Inc.
a
71,037
2,075 RingCentral, Inc.
a
55,153
842 Roper Industries, Inc. 411,376
16,070 Salesforce, Inc.
a
3,227,338
65,560 Samsung Electronics Company,
Ltd. 3,263,241
529 Sanmina Corporation
a
26,910
5,690 ServiceNow, Inc.
a
3,310,726
12,864 Silicon Laboratories, Inc.
a
1,185,804
3,734 Skyworks Solutions, Inc. 323,887
5,522 SolarWinds Corporation
a
50,858
1,585 Sprinklr, Inc.
a
21,540
75,128 Sprout Social, Inc.
a
3,251,540
4,336 SPS Commerce, Inc.
a
695,234
5,464 Synopsys, Inc.
a
2,565,020
11,016 TE Connectivity, Ltd. 1,298,236
400 Teledyne Technologies, Inc.
a
149,836
457 Tenable Holdings, Inc.
a
19,244
3,072 Teradata Corporation
a
131,236
107 Teradyne, Inc. 8,910
18,333 Texas Instruments, Inc. 2,603,469
20,127 Trimble, Inc.
a
948,586
288,374 TTM Technologies, Inc.
a
3,313,417
8,217 Tyler Technologies, Inc.
a
3,064,119
8,854 Unisys Corporation
a
24,614
7,331 Universal Display Corporation 1,020,329
3,118 Upland Software, Inc.
a
10,414
70,490 Varonis Systems, Inc.
a
2,371,284
1,950 Verint Systems, Inc.
a
36,679
5,942 VeriSign, Inc.
a
1,186,380
6,763 Viavi Solutions, Inc.
a
52,616
7,258 Vishay Intertechnology, Inc. 161,418
7,826 Vontier Corporation 231,337
34,273 Wolfspeed, Inc.
a
1,159,798
27,802 Workiva, Inc.
a
2,421,276
1,377 Xerox Holdings Corporation 17,681
5,812 Yext, Inc.
a
35,046
2,486 Zoom Video Communications,
Inc.
a
149,110
Total 159,994,714
Materials (1.5%)
855 Albemarle Corporation 108,397
27,737 Alcoa Corporation 711,177
419 AptarGroup, Inc. 51,231
63,841 Axalta Coating Systems, Ltd.
a
1,674,549
33,231 Ball Corporation 1,600,073
8,862 Berry Plastics Group, Inc. 487,410
16,965 Carpenter Technology Corporation 1,064,045
4,586 Celanese Corporation 525,143
27,069 CF Industries Holdings, Inc. 2,159,565
13,696 Cleveland-Cliffs, Inc.
a
229,819
4,408 Commercial Metals Company 186,414
3,206 Eagle Materials, Inc. 493,436
18,900 Eastman Chemical Company 1,412,397
114 Hawkins, Inc. 6,547
11,266 Huntsman Corporation 262,836
29,808 Ingevity Corporation
a
1,200,666

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (39.7%) Value
Materials (1.5%) - continued
2,758 Innospec, Inc. $ 270,284
98,210 Ivanhoe Mines, Ltd.
a
723,783
670 Kaiser Aluminum Corporation 38,056
2,288 Linde plc 874,382
1,517 LSB Industries, Inc.
a
13,820
407 LyondellBasell Industries NV 36,728
3,814 Martin Marietta Materials, Inc. 1,559,697
6,444 Mosaic Company 209,301
812 Myers Industries, Inc. 13,617
3,098 Newmont Corporation 116,082
21,762 Nucor Corporation 3,216,206
3,865 O-I Glass, Inc.
a
59,714
2,140 Orion SA 43,442
18,007 PPG Industries, Inc. 2,210,719
193,739 Ranpak Holdings Corporation
a
612,215
491 Reliance Steel & Aluminum
Company 124,901
14,321 RPM International, Inc. 1,307,078
1,482 Ryerson Holding Corporation 43,052
2,211 Schnitzer Steel Industries, Inc. 50,212
21,285 Steel Dynamics, Inc. 2,267,065
29,402 Summit Materials, Inc.
a
967,326
5,073 SunCoke Energy, Inc. 48,244
1,888 TimkenSteel Corporation
a
38,383
697 TriMas Corporation 16,874
4,649 Trinseo plc 28,777
161,972 Tronox Holdings plc 1,731,481
9,078 United States Lime & Minerals, Inc. 1,797,353
12,110 United States Steel Corporation 410,408
2,195 Vulcan Materials Company 431,296
Total 31,434,201
Real Estate (1.6%)
54,937 Agree Realty Corporation 3,073,176
12,056 Alexandria Real Estate Equities,
Inc. 1,122,775
8,180 Apartment Income REIT
Corporation 238,938
11,147 AvalonBay Communities, Inc. 1,847,504
7,186 Camden Property Trust 609,948
1,776 CareTrust REIT, Inc. 38,219
23,399 CBRE Group, Inc.
a
1,622,487
1,560 Centerspace 75,785
3,326 Chatham Lodging Trust 30,765
11,387 Compass, Inc.
a
22,546
12,519 CoStar Group, Inc.
a
919,020
18,643 CubeSmart 635,540
170,348 Cushman and Wakefield plc
a
1,255,465
4,103 DigitalBridge Group, Inc. 65,032
617 EastGroup Properties, Inc. 100,725
10,234 Elme Communities 130,586
8,017 EPR Properties 342,326
27,347 Equity Commonwealth 517,952
11,724 Equity Residential 648,689
32,763 Essential Properties Realty Trust,
Inc. 719,148
962 Essex Property Trust, Inc. 205,791
6,446 First Industrial Realty Trust, Inc. 272,666
7,838 FirstService Corporation 1,108,842
12,072 Four Corners Property Trust, Inc. 257,134
2,363 Getty Realty Corporation 62,903
98,917 Healthcare Realty Trust, Inc. 1,419,459
104,782 Host Hotels & Resorts, Inc. 1,622,025
1,397 Howard Hughes Holdings, Inc.
a
92,663
91,521 Independence Realty Trust, Inc. 1,133,945
Shares Common Stock (39.7%) Value
Real Estate (1.6%) - continued
15,213 Invitation Homes, Inc. $ 451,674
2,246 Kennedy-Wilson Holdings, Inc. 28,906
843 LTC Properties, Inc. 26,647
37,698 LXP Industrial Trust 298,191
3,432 Mid-America Apartment
Communities, Inc. 405,491
55,523 National Storage Affiliates Trust 1,583,516
12,747 NetSTREIT Corporation 181,645
7,269 NNN REIT, Inc. 264,083
8,474 Pebblebrook Hotel Trust 101,095
13,018 Phillips Edison and Company, Inc. 459,666
4,264 Public Storage 1,017,859
3,975 Realty Income Corporation 188,335
12,257 Regency Centers Corporation 738,607
12,835 Rexford Industrial Realty, Inc. 554,985
788 RMR Group, Inc. 17,746
11,217 Sabra Health Care REIT, Inc. 153,000
18,809 SBA Communications Corporation 3,924,122
20,678 Service Properties Trust 149,915
7,549 Terreno Realty Corporation 402,211
20,287 UDR, Inc. 645,329
2,434 Welltower, Inc. 203,507
Total 31,988,584
Utilities (1.1%)
26,937 AES Corporation 401,361
27,962 Alliant Energy Corporation 1,364,266
20,680 American Electric Power
Company, Inc. 1,562,167
567 American Water Works Company,
Inc. 66,708
1,301 Artesian Resources Corporation 51,129
893 Avista Corporation 28,299
8,074 Black Hills Corporation 390,378
36,005 CenterPoint Energy, Inc. 967,815
26,498 Constellation Energy Corporation 2,992,154
22,985 Duke Energy Corporation 2,043,137
19,295 Entergy Corporation 1,844,409
18,235 Evergy, Inc. 896,068
461 NextEra Energy Partners, LP 12,479
133,636 NiSource, Inc. 3,362,282
20,091 Northwestern Energy Group, Inc. 964,569
26,847 OGE Energy Corporation 918,168
32,517 Portland General Electric
Company 1,301,330
25,308 Public Service Enterprise Group,
Inc. 1,560,238
13,092 Spire, Inc. 728,308
23,898 UGI Corporation 497,078
Total 21,952,343
Total Common Stock
(cost $740,344,525) 810,984,639
Principal
Amount Long-Term Fixed Income ( 5.2% ) Value
Commercial Mortgage-Backed Securities (0.1%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 200,000
3.500%,  7/25/2032, Ser.
K148, Class A2
c,d
170,434

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (5.2%) Value
Commercial Mortgage-Backed Securities (0.1%)
- continued
$ 275,000
3.530%,  8/25/2032, Ser.
K149, Class A2
c
$ 234,686
1,000,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
c,d
869,077
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
250,000
4.500%,  12/25/2033, Ser.
K160, Class A2 227,932
Total 1,502,129
Mortgage-Backed Securities (2.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
601,263 2.000%,  5/1/2051 445,521
950,154 2.500%,  5/1/2051 733,147
842,675 3.500%,  5/1/2052 702,766
662,277 4.000%,  5/1/2052 577,421
1,411,877 3.500%,  6/1/2052 1,178,347
197,788 5.000%,  7/1/2053 183,029
1,557,144 5.500%,  7/1/2053 1,480,709
938,773 5.000%,  8/1/2053 870,470
1,997,186 5.500%,  9/1/2053 1,898,291
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
232,063 2.500%,  7/1/2030 214,524
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
598,240 3.000%,  8/1/2038 521,596
737,160 3.500%,  5/1/2040 636,418
490,846 2.500%,  4/1/2042 394,630
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
905,009 3.000%,  1/1/2052 730,493
219,788 2.000%,  2/1/2051 163,039
124,725 2.000%,  2/1/2051 92,368
703,122 2.500%,  2/1/2051 545,099
537,092 2.500%,  2/1/2051 415,289
1,425,747 2.000%,  3/1/2051 1,055,343
1,988,311 4.000%,  3/1/2051 1,753,348
938,086 3.000%,  3/1/2052 753,369
540,514 3.000%,  4/1/2051 434,379
586,113 3.000%,  5/1/2050 475,033
256,777 2.000%,  5/1/2051 189,592
466,303 3.000%,  5/1/2051 380,741
389,615 3.000%,  6/1/2050 319,324
149,225 5.000%,  6/1/2053 138,183
766,095 2.500%,  7/1/2051 591,249
599,306 3.500%,  7/1/2051 509,398
643,794 3.500%,  8/1/2050 547,971
3,821,578 4.500%,  8/1/2052
e
3,434,573
1,244,919 5.000%,  8/1/2053 1,152,798
428,055 3.500%,  9/1/2052 358,757
1,021,084 5.000%,  9/1/2052 942,183
3,092,163 4.500%,  9/1/2053 2,764,502
1,137,390 4.500%,  9/1/2053 1,020,077
1,121,287 4.000%,  10/1/2052 972,279
257,108 2.000%,  11/1/2051 189,967
700,000 7.000%,  11/1/2053
e
707,492
Principal
Amount Long-Term Fixed Income (5.2%) Value
Mortgage-Backed Securities (2.8%) - continued
$ 1,058,252 2.000%,  12/1/2050 $ 783,968
886,456 2.500%,  12/1/2051 685,440
1,278,194 4.500%,  12/1/2052 1,149,277
6,625,000 5.500%,  11/1/2040
e
6,283,398
900,000 6.500%,  11/1/2040
e
894,511
10,200,000 6.000%,  11/1/2041
e
9,924,954
1,725,000 4.000%,  11/1/2048
e
1,489,969
1,275,000 4.500%,  11/1/2048
e
1,138,415
4,150,000 5.000%,  11/1/2048
e
3,825,781
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
498,815 2.500%,  3/1/2062 369,620
351,858 3.500%,  7/1/2061 289,637
564,552 4.000%,  12/1/2061 487,870
Total 57,796,555
U.S. Government & Agencies (2.3%)
U.S. Treasury Bonds
2,000,000 1.625%,  11/15/2050 979,609
3,850,000 4.000%,  11/15/2052 3,217,457
190,000 5.250%,  11/15/2028 193,139
3,240,000 1.375%,  11/15/2040 1,826,170
2,291,000 2.500%,  5/15/2046 1,452,011
U.S. Treasury Notes
5,700,000 3.000%,  6/30/2024 5,606,484
960,000 2.250%,  11/15/2024 929,212
1,930,000 2.125%,  11/30/2024 1,863,505
1,000,000 5.000%,  9/30/2025 998,164
540,000 2.625%,  1/31/2026 512,768
4,295,000 2.500%,  2/28/2026 4,062,130
1,490,000 2.250%,  11/15/2027 1,347,810
200,000 0.750%,  1/31/2028 168,687
900,000 3.500%,  1/31/2028 853,348
2,400,000 3.625%,  3/31/2028 2,284,219
4,500,000 2.875%,  5/15/2028 4,138,770
3,000,000 4.125%,  7/31/2028 2,910,352
3,700,000 4.375%,  8/31/2028 3,629,469
125,000 0.875%,  11/15/2030 95,562
70,000 1.375%,  11/15/2031 53,725
8,000,000 2.875%,  5/15/2032 6,864,688
4,000,000 3.375%,  5/15/2033 3,536,875
Total 47,524,154
Total Long-Term Fixed Income
(cost $116,359,486) 106,822,838
Shares Private Equity Funds ( 0.3% ) Value
Secondary (0.3%)
1 LCP X (Offshore), LP
f*
6,635,748
Total 6,635,748
Total Private Equity Funds
(cost $4,500,000) 6,635,748
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
325,960 Thrivent Cash Management Trust 325,960
Total Collateral Held for
Securities Loaned
(cost $325,960) 325,960

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

+
Shares or
Principal
Amount Short-Term Investments ( 16.2% ) Value
Federal Home Loan Bank Discount
Notes
500,000 5.275%, 11/10/2023
g,h
$ 499,359
7,200,000 5.285%, 11/15/2023
g,h
7,185,634
6,000,000 5.300%, 12/6/2023
g,h
5,969,950
5,300,000 5.306%, 12/13/2023
g,h
5,268,163
10,000,000 5.315%, 12/15/2023
g,h
9,937,079
100,000 5.305%, 1/16/2024
g,h
98,913
2,600,000 5.330%, 1/17/2024
g,h
2,571,360
Thrivent Core Short-Term Reserve
Fund
29,752,186 5.690% 297,521,856
U.S. Treasury Bills
300,000 5.307%, 12/14/2023
g,i
298,104
1,000,000 5.312%, 1/9/2024
g
989,875
Total Short-Term Investments
(cost $330,261,630) 330,340,293
Total Investments (cost
$1,878,103,311) 101.3% $2,070,313,069
Other Assets and Liabilities, Net
(1.3%) (26,682,132)
Total Net Assets 100.0% $2,043,630,937
a Non-income producing security.
b All or a portion of the security is on loan.
c All or a portion of the security is insured or guaranteed.
d Denotes variable rate securities. The rate shown is as
of October 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
i At October 31, 2023, $258,356 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Aggressive Allocation Fund as of October 31, 2023 was
$6,635,748 or 0.32% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of October 31, 2023.
Security
Acquisition
Date Cost
LCP X (Offshore), LP  10/25/2023 $ 4,500,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of October 31, 2023:
Securities Lending Transactions
Common Stock $ 321,408
Total lending $321,408
Gross amount payable upon return of
collateral for securities loaned $325,960
Net amounts due to counterparty $4,552
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $313,480,665
Gross unrealized depreciation (135,355,431)
Net unrealized appreciation (depreciation) $178,125,234
Cost for federal income tax purposes $1,884,081,717

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 48,018,761 48,018,761 – –
Consumer Discretionary 84,744,438 84,744,438 – –
Consumer Staples 43,917,084 43,917,084 – –
Energy 40,273,954 40,273,954 – –
Financials 121,692,354 121,692,354 – –
Health Care 103,489,151 103,489,151 – –
Industrials 123,479,055 120,242,445 3,236,610 –
Information Technology 159,994,714 156,731,473 3,263,241 –
Materials 31,434,201 30,710,418 723,783 –
Real Estate 31,988,584 31,988,584 – –
Utilities 21,952,343 21,952,343 – –
Registered Investment Companies
U.S. Affiliated 589,896,530 589,896,530 – –
U.S. Unaffiliated 12,669,359 12,669,359 – –
Long-Term Fixed Income
Commercial Mortgage-Backed Securities 1,502,129 – 1,502,129 –
Mortgage-Backed Securities 57,796,555 – 57,796,555 –
U.S. Government & Agencies 47,524,154 – 47,524,154 –
Private Equity Funds
Secondary 6,635,748 – – 6,635,748
Short-Term Investments 32,818,437 – 32,818,437 –
Subtotal Investments in Securities $1,559,827,551 $1,406,326,894 $146,864,909 $6,635,748
Other Investments  * Total
Affiliated Short-Term Investments 297,521,856
U.S. Affiliated Registered Investment Cos. 212,637,702
Collateral Held for Securities Loaned 325,960
Subtotal Other Investments $510,485,518
Total Investments at Value $2,070,313,069
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 23,079,100 23,079,100 – –
Total Asset Derivatives $23,079,100 $23,079,100 $– $–
Liability Derivatives
Futures Contracts 31,185,218 31,185,218 – –
Total Liability Derivatives $31,185,218 $31,185,218 $– $–

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Fund's futures contracts held as of October 31, 2023. Investments and/or cash totaling
$31,530,458 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 4 December 2023 $ 441,448 ( $ 16,761)
CBOT 2-Yr. U.S. Treasury Note 33 December 2023 6,707,699 (27,777)
CBOT 5-Yr. U.S. Treasury Note 15 December 2023 1,597,631 (30,482)
CBOT U.S. Long Bond 6 December 2023 722,330 (65,705)
CME E-mini S&P 500 Index 1,981 December 2023 444,980,614 (27,757,251)
CME Ultra Long Term U.S. Treasury Bond 8 December 2023 1,022,836 (122,336)
ICE mini MSCI EAFE Index 503 December 2023 52,813,521 (3,164,906)
Total Futures Long Contracts $ 508,286,079 ( $ 31,185,218)
CME E-mini Russell 2000 Index (606) December 2023 ( $ 56,477,194) $ 5,924,673
CME E-mini S&P Mid-Cap 400 Index (643) December 2023 (167,487,730) 14,768,800
CME Euro Foreign Exchange Currency (142) December 2023 (19,095,035) 275,598
Eurex Euro STOXX 50 Index (441) December 2023 (19,851,448) 794,597
ICE US mini MSCI Emerging Markets Index (411) December 2023 (20,129,744) 1,240,184
Ultra 10-Yr. U.S. Treasury Note (12) December 2023 (1,381,186) 75,248
Total Futures Short Contracts ( $ 284,422,337) $23,079,100
Total Futures Contracts $ 223,863,742 ($8,106,118)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2023, for Aggressive Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 275,598
Total Foreign Exchange Contracts 275,598
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 22,728,254
Total Equity Contracts 22,728,254
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 75,248
Total Interest Rate Contracts 75,248
Total Asset Derivatives $23,079,100
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 30,922,157
Total Equity Contracts 30,922,157
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 263,061
Total Interest Rate Contracts 263,061
Total Liability Derivatives $31,185,218
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2023, for
Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 12,234
Futures Net realized gains/(losses) on Futures contracts (208,899)
Total Interest Rate Contracts (196,665)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 28,072,433
Total Equity Contracts 28,072,433
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 665,965
Total Foreign Exchange Contracts 665,965
Total $28,541,733
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2023, for Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 275,598
Total Foreign Exchange Contracts 275,598
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,016,774
Total Equity Contracts 2,016,774
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 248,166
Total Interest Rate Contracts 248,166
Total $2,540,538
The following table presents Aggressive Allocation Fund's average volume of derivative activity during the period ended October 31, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $408,675,236
Futures - Short (219,620,318)
Interest Rate Contracts
Futures - Long 6,259,737
Futures - Short (3,944,931)
Options Written (407,946)
Foreign Exchange Contracts
Futures - Short (11,005,301)

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $36,980 $1,524 $– $41,719 5,163 2.0%
Core International Equity 47,060 1,279 – 53,222 5,836 2.6
Core Low Volatility Equity 74,334 7,438 38,000 38,138 3,448 1.9
Core Mid Cap Value – 58,000 – 56,869 6,161 2.8
Core Small Cap Value 24,654 296 – 22,690 2,666 1.1
Global Stock, Class S 44,383 1,559 – 48,255 1,997 2.4
High Yield, Class S 6,532 338 6,971 – – –
Income, Class S 4,112 148 4,372 – – –
International Allocation, Class S 119,015 2,725 – 133,471 14,539 6.5
Large Cap Growth, Class S 130,342 9,308 – 158,981 10,100 7.8
Large Cap Value, Class S 98,974 6,078 – 99,721 3,932 4.9
Limited Maturity Bond, Class S 7,073 185 7,421 – – –
Mid Cap Stock, Class S 108,031 2,976 – 103,652 3,503 5.1
Small Cap Stock, Class S 49,422 4,291 – 45,817 1,855 2.2
Total U.S. Affiliated Registered Investment
Companies 750,912 802,535 39.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% 249,728 495,660 447,866 297,522 29,752 14.6
Total Affiliated Short-Term Investments 249,728 297,522 14.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,397 187,546 192,617 326 326 <0.1
Total Collateral Held for Securities Loaned 5,397 326 <0.1
Total Value $1,006,037 $1,100,383
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $3,215 $– $1,524
Core International Equity – 4,883 – 1,279
Core Low Volatility Equity Fund (774) (4,860) 5,937 1,501
Core Mid Cap Value – (1,131) – –
Core Small Cap Value – (2,260) – 296
Global Stock, Class S – 2,313 969 590
High Yield, Class S (1,168) 1,269 – 340
Income, Class S (617) 729 – 148
International Allocation, Class S – 11,731 – 2,724
Large Cap Growth, Class S – 19,331 9,308 –
Large Cap Value, Class S – (5,331) 4,270 1,808
Limited Maturity Bond, Class S (333) 496 – 186
Mid Cap Stock, Class S – (7,355) 2,578 397
Small Cap Stock, Class S – (7,896) 4,085 206
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% – – – 15,448
Total Income/Non Cash Income from Affiliated Investments $26,447
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 16
Total Affiliated Income from Securities Loaned, Net $16
Total ($2,892) $15,134 $27,147

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 5.3% )
a
Value
Basic Materials (0.1%)
Arsenal AIC Parent, LLC, Term
Loan
$ 76,687
9.883%,  (TSFR3M +
4.500%), 8/18/2030
b
$ 76,441
Grinding Media, Inc., Term Loan
84,143
9.684%,  (TSFR3M +
4.000%), 10/12/2028
b,c
81,618
INEOS US Petrochem, LLC, Term
Loan
170,891
8.189%,  (TSFR1M +
2.750%), 1/29/2026
b
167,646
Lummus Technology Holdings V,
LLC, Term Loan
76,886
8.939%,  (TSFR1M +
3.500%), 6/30/2027
b
76,320
Spectrum Group Buyer, Inc., Term
Loan
75,772
11.953%,  (TSFR6M +
6.500%), 5/19/2028
b
71,107
Total 473,132
Capital Goods (0.6%)
Ali Group North America
Corporation, Term Loan
81,786
7.439%,  (TSFR1M +
2.000%), 7/22/2029
b
81,646
Brookfield WEC Holdings, Inc.,
Term Loan
184,107
8.189%,  (TSFR1M +
2.750%), 8/1/2025
b
183,790
BW Holding, Inc., Term Loan
79,337
9.573%,  (TSFR3M +
4.000%), 12/14/2028
b
69,981
Chart Industries, Inc., Term Loan
74,214
8.665%,  (TSFR1M +
3.250%), 3/17/2030
b
73,966
Charter Next Generation, Inc.,
Term Loan
212,721
9.189%,  (TSFR1M +
3.750%), 12/1/2027
b
206,871
Clydesdale Acquisition Holdings,
Inc., Term Loan
213,834
9.599%,  (TSFR1M +
4.175%), 4/13/2029
b
206,547
Cornerstone Building Brands, Inc.,
Term Loan
213,359
8.685%,  (TSFR1M +
3.250%), 4/12/2028
b
202,247
Emerald Debt Merger Sub, LLC,
Term Loan
130,465
8.324%,  (TSFR1M +
3.000%), 5/31/2030
b
130,118
Foley Products Company, LLC,
Term Loan
68,074
10.290%,  (TSFR3M +
4.750%), 2/16/2029
b
67,819
Proampac PG Borrower, LLC, Term
Loan
119,205
10.585%,  (PRIME + 3.500%),
9/26/2028
b
117,492
Quikrete Holdings, Inc., Term Loan
76,208
8.064%,  (TSFR1M +
2.625%), 1/31/2027
b
75,996
Principal
Amount Bank Loans (5.3%)
a
Value
Capital Goods (0.6%) - continued
$ 168,293
8.189%,  (TSFR1M +
2.750%), 3/18/2029
b
$ 168,102
Smyrna Ready Mix Concrete, LLC,
Term Loan
160,249
9.674%,  (TSFR1M +
4.250%), 4/1/2029
b,c
160,249
TK Elevator U.S. Newco, Inc., Term
Loan
106,578
9.381%,  (TSFR6M +
3.500%), 7/31/2027
b
105,766
TransDigm, Inc., Term Loan
259,093
8.640%,  (TSFR3M +
3.250%), 8/24/2028
b
258,684
Vertiv Group Corporation, Term
Loan
123,728
8.179%,  (TSFR1M +
2.750%), 3/2/2027
b
123,387
Total 2,232,661
Communications Services (0.7%)
Altice France SA/France, Term
Loan
203,456
10.894%,  (TSFR3M +
5.500%), 8/31/2028
b
180,313
CCI Buyer, Inc., Term Loan
66,152
9.390%,  (TSFR3M +
4.000%), 12/17/2027
b
64,663
Cengage Learning, Inc., Term
Loan
81,738
10.406%,  (TSFR3M +
4.750%), 7/14/2026
b
80,763
Charter Communications
Operating, LLC, Term Loan
227,855
7.133%,  (TSFR1M +
1.750%), 2/1/2027
b,d,e
227,233
Clear Channel Outdoor Holdings,
Inc., Term Loan
228,933
9.145%,  (TSFR3M +
3.500%), 8/21/2026
b
219,393
CMG Media Corporation, Term
Loan
155,600
8.990%,  (TSFR3M +
3.500%), 12/17/2026
b
139,651
Crown Subsea Communications
Holding, Inc., Term Loan
75,286
10.429%,  (TSFR1M +
5.000%), 4/27/2027
b
75,160
115,902
10.679%,  (TSFR1M +
5.250%), 4/27/2027
b
115,757
DIRECTV Financing, LLC, Term
Loan
213,155
10.439%,  (TSFR1M +
5.000%), 8/2/2027
b
207,103
Level 3 Financing, Inc., Term Loan
99,227
7.189%,  (TSFR1M +
1.750%), 3/1/2027
b
92,474
Lumen Technologies, Inc., Term
Loan
128,628
7.689%,  (TSFR1M +
2.250%), 3/15/2027
b
96,532
McGraw-Hill Education, Inc., Term
Loan
153,209
10.189%,  (TSFR1M +
4.750%), 7/30/2028
b
144,919

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (5.3%)
a
Value
Communications Services (0.7%) - continued
MH Sub I, LLC, Term Loan
$ 192,754
9.574%,  (TSFR1M +
4.250%), 5/3/2028
b
$ 183,972
NEP Group, Inc., Term Loan
81,714
8.689%,  (TSFR1M +
3.250%), 10/20/2025
b
73,455
Playtika Holding Corporation, Term
Loan
98,985
8.189%,  (TSFR1M +
2.750%), 3/11/2028
b
95,711
Radiate Holdco, LLC, Term Loan
161,756
8.689%,  (TSFR1M +
3.250%), 9/25/2026
b
133,480
RLG Holdings, LLC, Term Loan
79,336
9.689%,  (TSFR1M +
4.250%), 7/8/2028
b
73,138
SBA Senior Finance II, LLC, Term
Loan
83,882
7.180%,  (TSFR1M +
1.750%), 4/11/2025
b,d,e
83,819
UPC Financing Partnership, Term
Loan
60,639
8.374%,  (TSFR1M +
3.000%), 1/31/2029
b
59,376
Virgin Media Bristol, LLC, Term
Loan
150,678
7.949%,  (TSFR1M +
2.500%), 1/31/2028
b,d,e
146,253
Zayo Group Holdings, Inc., Term
Loan
130,465
8.439%,  (TSFR1M +
3.000%), 3/9/2027
b
109,775
Ziggo Financing Partnership, Term
Loan
127,000
7.949%,  (TSFR1M +
2.500%), 4/30/2028
b
124,159
Total 2,727,099
Consumer Cyclical (0.9%)
1011778 B.C., ULC, Term Loan
308,602
7.574%,  (TSFR1M +
2.250%), 9/21/2030
b
305,438
AlixPartners, LLP, Term Loan
138,698
8.189%,  (TSFR1M +
2.750%), 2/4/2028
b
138,499
Allied Universal Holdco, LLC, Term
Loan
307,859
9.174%,  (TSFR1M +
3.750%), 5/14/2028
b
291,813
Alterra Mountain Company, Term
Loan
75,339
8.939%,  (TSFR1M +
3.500%), 8/17/2028
b
75,245
Caesars Entertainment, Inc., Term
Loan
190,045
8.674%,  (TSFR1M +
3.250%), 2/6/2030
b
189,121
Carnival Corporation, Term Loan
178,109
8.336%,  (TSFR1M +
3.000%), 8/8/2027
b
174,769
35,637
8.689%,  (TSFR1M +
3.250%), 10/18/2028
b
34,940
Principal
Amount Bank Loans (5.3%)
a
Value
Consumer Cyclical (0.9%) - continued
Cinemark USA, Inc., Term Loan
$ 88,366
9.094%,  (TSFR3M +
3.750%), 5/24/2030
b
$ 88,145
Clarios Global, LP, Term Loan
137,816
9.074%,  (TSFR1M +
3.750%), 5/4/2030
b,d,e
137,472
Delta 2 Lux SARL, Term Loan
62,476
7.574%,  (TSFR1M +
2.250%), 1/15/2030
b
62,417
Ensemble RCM, LLC, Term Loan
74,611
9.233%,  (TSFR3M +
3.750%), 8/1/2026
b
74,552
Fertitta Entertainment, LLC/NV,
Term Loan
75,236
9.324%,  (TSFR1M +
4.000%), 1/27/2029
b
73,478
First Brands Group, LLC, Term
Loan
80,852
10.881%,  (TSFR6M +
5.000%), 3/30/2027
b
79,605
GoDaddy Operating Company,
LLC, Term Loan
121,087
7.824%,  (TSFR1M +
2.500%), 11/10/2029
b
121,114
Great Outdoors Group, LLC, Term
Loan
172,242
9.402%,  (TSFR3M +
3.750%), 3/5/2028
b
170,699
Harbor Freight Tools USA, Inc.,
Term Loan
152,429
8.189%,  (TSFR1M +
2.750%), 10/19/2027
b
150,348
IRB Holding Corporation, Term
Loan
177,647
8.424%,  (TSFR1M +
3.000%), 12/15/2027
b
175,574
Light & Wonder International, Inc.,
Term Loan
187,105
8.435%,  (TSFR1M +
3.000%), 4/14/2029
b
186,492
PetSmart, LLC, Term Loan
240,400
9.174%,  (TSFR1M +
3.750%), 2/12/2028
b
237,145
Pilot Travel Centers, LLC, Term
Loan
208,336
7.424%,  (TSFR1M +
2.000%), 8/6/2028
b
208,207
Scientific Games Holdings, LP,
Term Loan
125,730
8.914%,  (TSFR3M +
3.500%), 4/4/2029
b
123,483
Staples, Inc., Term Loan
120,486
10.634%,  (LIBOR 1M +
5.000%), 4/12/2026
b
103,392
Stars Group Holdings BV, Term
Loan
73,253
7.902%,  (TSFR3M +
2.250%), 7/21/2026
b
73,175
Uber Technologies, Inc., Term
Loan
94,165
8.159%,  (TSFR3M +
2.750%), 3/3/2030
b
94,038

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (5.3%)
a
Value
Consumer Cyclical (0.9%) - continued
UFC Holdings, LLC, Term Loan
$ 101,064
8.399%,  (TSFR3M +
2.750%), 4/29/2026
b
$ 100,910
Total 3,470,071
Consumer Non-Cyclical (0.9%)
AI Aqua Merger Sub, Inc., Term
Loan
240,425
9.082%,  (TSFR1M +
3.750%), 7/30/2028
b
235,591
Alltech, Inc., Term Loan
74,528
9.439%,  (TSFR1M +
4.000%), 10/15/2028
b,c
72,665
Amneal Pharmaceuticals, LLC,
Term Loan
179,524
8.939%,  (TSFR1M +
3.500%), 5/4/2025
b
175,387
Bausch + Lomb Corporation, Term
Loan
194,035
8.755%,  (TSFR3M +
3.250%), 5/10/2027
b
185,455
88,006
9.324%,  (TSFR1M +
4.000%), 9/29/2028
b
84,486
Chobani, LLC, Term Loan
76,922
8.939%,  (TSFR1M +
3.500%), 10/23/2027
b
76,706
Elanco Animal Health, Inc., Term
Loan
97,647
7.165%,  (TSFR1M +
1.750%), 8/1/2027
b
95,292
Froneri U.S., Inc., Term Loan
189,046
7.674%,  (TSFR1M +
2.250%), 1/31/2027
b
187,904
Gainwell Acquisition Corporation,
Term Loan
282,819
9.490%,  (TSFR3M +
4.000%), 10/1/2027
b
269,858
ICON Luxembourg SARL, Term
Loan
196,588
7.902%,  (TSFR3M +
2.250%), 7/1/2028
b
196,633
Jazz Financing Lux SARL, Term
Loan
244,227
8.939%,  (TSFR1M +
3.500%), 5/5/2028
b
244,090
LifePoint Health, Inc., Term Loan
71,084
0.000%,  (TSFR3M +
3.750%), 11/16/2025
b,d,e
70,531
75,930
11.157%,  (TSFR3M +
5.500%), 11/16/2028
b
71,600
Medline Borrower, LP, Term Loan
448,447
8.689%,  (TSFR1M +
3.250%), 10/21/2028
b
445,367
Organon & Company, Term Loan
224,887
8.451%,  (TSFR1M +
3.000%), 6/2/2028
b
224,156
Packaging Coordinators Midco,
Inc., Term Loan
73,435
9.152%,  (TSFR3M +
3.500%), 11/30/2027
b
72,425
Phoenix Newco, Inc., Term Loan
184,066
8.689%,  (TSFR1M +
3.250%), 11/15/2028
b
181,719
Principal
Amount Bank Loans (5.3%)
a
Value
Consumer Non-Cyclical (0.9%) - continued
PRA Health Sciences, Inc., Term
Loan
$ 48,980
7.902%,  (TSFR3M +
2.250%), 7/1/2028
b
$ 48,991
Reynolds Consumer Products,
LLC, Term Loan
140,640
7.174%,  (TSFR1M +
1.750%), 2/4/2027
b
140,221
Select Medical Corporation, Term
Loan
124,688
8.324%,  (TSFR1M +
3.000%), 3/6/2027
b
124,181
Sotera Health Holdings, LLC, Term
Loan
167,500
8.395%,  (TSFR3M +
2.750%), 12/11/2026
b
165,741
Star Parent, Inc., Term Loan
182,400
9.386%,  (TSFR3M +
4.000%), 9/28/2030
b
173,577
Total 3,542,576
Energy (0.2%)
Buckeye Partners, LP, Term Loan
123,728
7.666%,  (TSFR1M +
2.250%), 11/1/2026
b
123,561
CQP Holdco, LP, Term Loan
247,754
8.990%,  (TSFR3M +
3.500%), 6/4/2028
b
247,393
GIP II Blue Holding, LP, Term Loan
42,358
9.939%,  (TSFR1M +
4.500%), 9/29/2028
b
42,350
GIP III Stetson I, LP, Term Loan
66,170
9.574%,  (TSFR1M +
4.250%), 7/18/2025
b
66,107
Oryx Midstream Services Permian
Basin, LLC, Term Loan
56,560
8.692%,  (TSFR1M +
3.250%), 10/5/2028
b
56,435
Total 535,846
Financials (0.4%)
Acrisure, LLC, Term Loan
93,715
8.939%,  (TSFR1M +
3.500%), 2/15/2027
b
91,123
Alliant Holdings Intermediate, LLC,
Term Loan
36,751
8.835%,  (TSFR1M +
3.500%), 11/6/2027
b,d,e
36,609
AmWINS Group, Inc., Term Loan
150,678
7.689%,  (TSFR1M +
2.250%), 2/19/2028
b
149,258
Asurion, LLC, Term Loan
64,730
8.689%,  (TSFR1M +
3.250%), 12/23/2026
b
62,464
144,750
9.674%,  (TSFR1M +
4.250%), 8/19/2028
b
138,011
Edelman Financial Engines Center,
LLC, Term Loan
42,264
8.939%,  (TSFR1M +
3.500%), 4/7/2028
b
41,475

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (5.3%)
a
Value
Financials (0.4%) - continued
First Eagle Holdings, Inc., Term
Loan
$ 40,426
7.990%,  (TSFR3M +
2.500%), 2/2/2027
b
$ 39,949
FleetCor Technologies Operating
Company, LLC, Term  Loan
98,988
7.174%,  (TSFR1M +
1.750%), 4/30/2028
b
98,713
Focus Financial Partners, LLC,
Term Loan
67,989
8.574%,  (TSFR1M +
3.250%), 6/30/2028
b,d,e
67,641
Howden Group Holdings, Ltd.,
Term Loan
36,751
8.750%,  (LIBOR 1M +
3.250%), 11/12/2027
b
36,421
HUB International, Ltd., Term Loan
176,404
9.662%,  (TSFR3M +
4.250%), 6/20/2030
b
176,279
Hudson River Trading, LLC, Term
Loan
40,426
8.439%,  (TSFR1M +
3.000%), 3/18/2028
b
39,797
Jane Street Group, LLC, Term
Loan
84,527
8.189%,  (TSFR1M +
2.750%), 1/26/2028
b
84,252
Osaic Holdings, Inc., Term Loan
44,610
9.824%,  (TSFR1M +
4.500%), 8/16/2028
b
44,353
Sedgwick Claims Management
Services, Inc., Term Loan
87,063
9.074%,  (TSFR1M +
3.750%), 2/24/2028
b
86,682
Trans Union, LLC, Term Loan
106,484
7.689%,  (TSFR1M +
2.250%), 12/1/2028
b
106,224
USI, Inc./NY, Term Loan
147,003
9.140%,  (TSFR3M +
3.750%), 11/22/2029
b
146,483
VFH Parent, LLC, Term Loan
64,314
8.427%,  (TSFR1M +
3.000%), 1/13/2029
b
63,792
Total 1,509,526
Technology (1.1%)
Amentum Government Services
Holdings, LLC, Term  Loan
123,747
9.335%,  (TSFR1M +
4.000%), 2/15/2029
b
120,769
AthenaHealth Group, Inc., Term
Loan
337,422
8.577%,  (TSFR1M +
3.250%), 2/15/2029
b
326,395
Boxer Parent Company, Inc., Term
Loan
156,279
9.189%,  (TSFR1M +
3.750%), 10/2/2025
b
156,035
Central Parent, Inc., Term Loan
178,242
9.406%,  (TSFR3M +
4.000%), 7/6/2029
b
177,076
Principal
Amount Bank Loans (5.3%)
a
Value
Technology (1.1%) - continued
Cloud Software Group, Inc., Term
Loan
$ 193,913
9.990%,  (TSFR3M +
4.500%), 3/30/2029
b
$ 183,997
Coherent Corporation, Term Loan
93,715
8.189%,  (TSFR1M +
2.750%), 7/1/2029
b
93,393
CommScope, Inc., Term Loan
64,314
8.689%,  (TSFR1M +
3.250%), 4/4/2026
b
54,961
CoreLogic, Inc., Term Loan
75,340
8.939%,  (TSFR1M +
3.500%), 6/2/2028
b
68,398
Cornerstone OnDemand, Inc.,
Term Loan
106,577
9.189%,  (TSFR1M +
3.750%), 10/15/2028
b
100,502
Dcert Buyer, Inc., Term Loan
119,440
9.324%,  (TSFR1M +
4.000%), 10/16/2026
b
117,107
Dun & Bradstreet Corporation,
Term Loan
115,765
8.176%,  (TSFR1M +
2.750%), 2/8/2026
b
115,585
Gen Digital, Inc., Term Loan
112,118
7.424%,  (TSFR1M +
2.000%), 9/12/2029
b
111,044
Genesys Cloud Services Holdings
II, LLC, Term Loan
99,056
9.439%,  (TSFR1M +
4.000%), 12/1/2027
b,d,e
98,891
GTCR W Merger Sub, LLC, Term
Loan
192,942
0.000%,  (TSFR1M +
3.000%), 9/20/2030
b,d,e
191,414
Informatica, LLC, Term Loan
123,744
8.189%,  (TSFR1M +
2.750%), 10/29/2028
b
123,241
Magenta Buyer, LLC, Term Loan
133,636
10.645%,  (TSFR3M +
5.000%), 7/27/2028
b
93,545
McAfee Corporation, Term Loan
203,968
9.165%,  (TSFR1M +
3.750%), 3/1/2029
b
194,663
Mitchell International, Inc., Term
Loan
123,115
9.189%,  (TSFR1M +
3.750%), 10/15/2028
b
119,985
MKS Instruments, Inc., Term Loan
222,750
7.819%,  (TSFR1M +
2.500%), 8/17/2029
b
220,707
Open Text Corporation, Term Loan
149,301
8.174%,  (TSFR1M +
2.750%), 1/31/2030
b
149,135
Peraton Corporation, Term Loan
384,851
9.174%,  (TSFR1M +
3.750%), 2/1/2028
b
377,154
Polaris Newco, LLC, Term Loan
121,278
9.439%,  (TSFR1M +
4.000%), 6/4/2028
b
114,305

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (5.3%)
a
Value
Technology (1.1%) - continued
Project Alpha Intermediate
Holding, Inc., Term Loan
$ 159,000
10.074%,  (TSFR1M +
4.750%), 10/26/2030
b
$ 154,106
Proofpoint, Inc., Term Loan
132,303
8.689%,  (TSFR1M +
3.250%), 8/31/2028
b
129,951
RealPage, Inc., Term Loan
101,065
8.439%,  (TSFR1M +
3.000%), 4/22/2028
b
98,686
Tempo Acquisition, LLC, Term
Loan
91,877
8.074%,  (TSFR1M +
2.750%), 8/31/2028
b
91,734
UKG, Inc., Term Loan
209,480
8.764%,  (TSFR3M +
3.250%), 5/3/2026
b
208,194
Verscend Holding Corporation,
Term Loan
182,137
9.439%,  (TSFR1M +
4.000%), 8/27/2025
b
181,871
Total 4,172,844
Transportation (0.3%)
AAdvantage Loyalty IP, Ltd., Term
Loan
268,846
10.427%,  (TSFR3M +
4.750%), 4/20/2028
b
272,207
Air Canada, Term Loan
235,243
9.128%,  (TSFR3M +
3.500%), 8/11/2028
b
234,831
Brown Group Holding, LLC, Term
Loan
98,918
8.174%,  (TSFR1M +
2.750%), 6/7/2028
b
97,022
Genesee & Wyoming, Inc., Term
Loan
123,718
7.490%,  (TSFR3M +
2.000%), 12/30/2026
b
123,563
SkyMiles IP, Ltd., Term Loan
211,887
9.166%,  (TSFR3M +
3.750%), 10/20/2027
b
216,788
United Airlines, Inc., Term Loan
281,515
9.189%,  (TSFR1M +
3.750%), 4/21/2028
b
280,459
Total 1,224,870
Utilities (0.1%)
PG&E Corporation, Term Loan
182,261
8.439%,  (TSFR1M +
3.000%), 6/23/2025
b
181,805
Talen Energy Supply, LLC, Term
Loan
79,800
9.877%,  (TSFR3M +
4.500%), 5/17/2030
b
79,643
Total 261,448
Total Bank Loans
(cost $20,254,768) 20,150,073
Principal
Amount Long-Term Fixed Income ( 43.8% ) Value
Asset-Backed Securities (4.1%)
510 Asset Backed Trust
$ 200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
$ 169,382
257,038
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
237,657
200,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
169,595
720 East CLO I, Ltd.
500,000
9.666%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,f
503,584
Affirm Asset Securitization Trust
575,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
f
561,647
650,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
f
646,324
225,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
f
225,083
Anchorage Capital CLO 21, Ltd.
250,000
8.077%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
b,f
245,662
Ares XL CLO, Ltd.
250,000
8.456%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
244,421
Babson CLO, Ltd.
550,000
8.577%,  (TSFR3M +
3.162%), 7/20/2029, Ser.
2018-3A, Class D
b,f
543,652
Barings CLO, Ltd.
400,000
8.827%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
385,523
Business Jet Securities, LLC
238,805
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
222,650
CarVal CLO, Ltd.
300,000
9.112%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
294,068
Cascade Funding Mortgage Trust,
LLC
364,144
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
b,f
348,563
College Avenue Student Loans,
LLC
71,826
7.089%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
b,f
71,963
Dewolf Park CLO, Ltd.
350,000
8.506%,  (TSFR3M +
3.112%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
326,619
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
f
589,590
GMAC Mortgage Corporation
Loan Trust
11,862
5.939%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,h
6,631

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (43.8%) Value
Asset-Backed Securities (4.1%) - continued
Harley Marine Financing, LLC
$ 353,588
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
$ 352,269
Longfellow Place CLO, Ltd.
321,579
7.956%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
321,067
Madison Park Funding XVIII, Ltd.
650,000
7.574%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
b,f
634,719
Neuberger Berman CLO, Ltd.
350,000
8.656%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
332,477
OZLM VIII, Ltd.
300,000
7.314%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
296,422
Pagaya AI Debt Trust
275,416
7.556%,  7/15/2030, Ser.
2023-1, Class A
f
276,019
Pagaya AI Technology in Housing
Trust
400,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
f
377,117
PPM CLO 6, Ltd.
600,000
9.916%,  (TSFR3M +
4.500%), 1/20/2031, Ser.
2022-6A, Class C
b,f
599,519
Pretium Mortgage Credit Partners,
LLC
425,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
381,371
225,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
173,776
250,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
189,646
292,323
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
f,g
273,325
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
498,734
Sculptor CLO, Ltd.
425,000
8.077%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
b,f
409,478
Silver Point CLO 2, Ltd.
500,000
8.116%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
b,f
501,797
Stanwich Mortgage Loan
Company, LLC
471,540
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
f,g
429,017
Stratus CLO, Ltd.
425,000
8.177%,  (TSFR3M +
2.762%), 12/29/2029, Ser.
2021-1A, Class D
b,f
416,617
400,000
8.466%,  (TSFR3M +
3.050%), 10/20/2031, Ser.
2022-3A, Class B
b,f
400,707
Principal
Amount Long-Term Fixed Income (43.8%) Value
Asset-Backed Securities (4.1%) - continued
Unlock HEA Trust
$ 346,988
7.000%,  10/25/2038, Ser.
2023-1, Class A
f
$ 319,013
Upstart Securitization Trust
294,126
6.770%,  6/20/2033, Ser.
2023-2, Class A
f
293,386
Vericrest Opportunity Loan
Transferee
175,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
136,229
200,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
151,142
267,678
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
f,g
248,924
350,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
256,158
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
151,923
300,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
222,431
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
185,233
Whitebox CLO III, Ltd.
300,000
7.856%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
b,f
293,031
Whitebox CLO IV, Ltd.
500,000
8.016%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
b,f
499,369
Wind River CLO, Ltd.
175,000
7.677%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
173,888
Total 15,587,418
Basic Materials (0.7%)
Alcoa Nederland Holding BV
80,000 5.500%,  12/15/2027
f
75,814
Anglo American Capital plc
57,000 3.875%,  3/16/2029
f
50,485
ATI, Inc.
56,000 7.250%,  8/15/2030 53,910
ATI, Inc., Convertible
67,000 3.500%,  6/15/2025 165,490
Cascades, Inc./Cascades USA,
Inc.
53,000 5.125%,  1/15/2026
f
50,304
Chemours Company
105,000 5.750%,  11/15/2028
f
88,804
Cleveland-Cliffs, Inc.
50,000 5.875%,  6/1/2027 47,639
75,000 4.625%,  3/1/2029
f
64,643
Consolidated Energy Finance SA
144,000 5.625%,  10/15/2028
f
118,325
Ecolab, Inc.
51,000 2.125%,  2/1/2032 38,849
EIDP, Inc.
47,000 4.500%,  5/15/2026 45,635
First Quantum Minerals, Ltd.
155,000 6.875%,  10/15/2027
f
132,017

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (43.8%) Value
Basic Materials (0.7%) - continued
FMC Corporation
$ 41,000 5.150%,  5/18/2026 $ 39,585
Glencore Funding, LLC
57,000 4.000%,  3/27/2027
f
53,159
76,000 6.125%,  10/6/2028
f
75,342
35,000 6.375%,  10/6/2030
f
34,289
Hecla Mining Company
30,000 7.250%,  2/15/2028 28,642
Hudbay Minerals, Inc.
95,000 4.500%,  4/1/2026
f
88,418
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
62,000 9.000%,  7/1/2028
f
57,927
International Flavors & Fragrances,
Inc.
68,000 1.230%,  10/1/2025
f
61,305
Methanex Corporation
75,000 4.250%,  12/1/2024 73,234
Mineral Resources, Ltd.
16,000 9.250%,  10/1/2028
f
16,000
Mosaic Company
86,000 4.050%,  11/15/2027 80,258
Novelis Corporation
25,000 3.250%,  11/15/2026
f
22,254
65,000 4.750%,  1/30/2030
f
55,151
25,000 3.875%,  8/15/2031
f
19,525
Nutrien, Ltd.
77,000 4.000%,  12/15/2026 72,845
OCI NV
50,000 4.625%,  10/15/2025
f
47,255
Olin Corporation
100,000 5.125%,  9/15/2027 91,682
5,000 5.625%,  8/1/2029 4,546
Peabody Energy Corporation,
Convertible
95,000 3.250%,  3/1/2028
i
132,905
SCIL IV, LLC/SCIL USA Holdings,
LLC
71,000 5.375%,  11/1/2026
f
62,979
SNF Group SACA
65,000 3.375%,  3/15/2030
f
51,982
SunCoke Energy, Inc.
67,000 4.875%,  6/30/2029
f
56,079
Taseko Mines, Ltd.
47,000 7.000%,  2/15/2026
f
42,634
Unifrax Escrow Issuer Corporation
57,000 5.250%,  9/30/2028
f
38,500
United States Steel Corporation
75,000 6.875%,  3/1/2029
i
72,864
United States Steel Corporation,
Convertible
85,000 5.000%,  11/1/2026 217,387
Westlake Corporation
37,000 3.600%,  8/15/2026 34,743
Total 2,563,405
Capital Goods (1.4%)
Advanced Drainage Systems, Inc.
67,000 6.375%,  6/15/2030
f
63,259
Principal
Amount Long-Term Fixed Income (43.8%) Value
Capital Goods (1.4%) - continued
AECOM
$ 145,000 5.125%,  3/15/2027 $ 136,895
Amcor Finance USA, Inc.
39,000 5.625%,  5/26/2033 36,323
Amphenol Corporation
42,000 4.750%,  3/30/2026 41,032
Amsted Industries, Inc.
65,000 5.625%,  7/1/2027
f
59,812
35,000 4.625%,  5/15/2030
f
28,236
ARD Finance SA
21,000 6.500%,  6/30/2027
f
12,226
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
70,000 5.250%,  8/15/2027
f
50,882
24,000 5.250%,  8/15/2027
f
17,445
Boeing Company
106,000 4.875%,  5/1/2025 104,134
136,000 2.196%,  2/4/2026 124,961
56,000 3.250%,  3/1/2028 49,703
112,000 5.150%,  5/1/2030 104,938
Bombardier, Inc.
64,000 7.125%,  6/15/2026
f
61,580
69,000 7.875%,  4/15/2027
f
66,376
55,000 6.000%,  2/15/2028
f
48,668
Brand Industrial Services, Inc.
26,000 10.375%,  8/1/2030
f
25,805
Builders FirstSource, Inc.
35,000 5.000%,  3/1/2030
f
30,543
Canpack SA/Canpack US, LLC
125,000 3.125%,  11/1/2025
f
114,593
Carrier Global Corporation
76,000 2.722%,  2/15/2030 61,906
Chart Industries, Inc.
86,000 7.500%,  1/1/2030
f
84,451
Chart Industries, Inc., Convertible
61,000 1.000%,  11/15/2024 122,824
Clean Harbors, Inc.
113,000 6.375%,  2/1/2031
f
107,402
Clydesdale Acquisition Holdings,
Inc.
9,000 6.625%,  4/15/2029
f
8,176
18,000 8.750%,  4/15/2030
f
14,347
Cornerstone Building Brands, Inc.
47,000 6.125%,  1/15/2029
f
34,362
Covanta Holding Corporation
48,000 4.875%,  12/1/2029
f
37,440
CP Atlas Buyer, Inc.
90,000 7.000%,  12/1/2028
f,i
68,596
Crown Cork & Seal Company, Inc.
61,000 7.375%,  12/15/2026 61,918
Emerald Debt Merger Sub, LLC
139,000 6.625%,  12/15/2030
f
132,224
Fluor Corporation, Convertible
232,000 1.125%,  8/15/2029
f
222,952
GFL Environmental, Inc.
89,000 4.000%,  8/1/2028
f
76,592
94,000 3.500%,  9/1/2028
f
80,486
Greenbrier Companies, Inc.,
Convertible
155,000 2.875%,  4/15/2028 133,874

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (43.8%) Value
Capital Goods (1.4%) - continued
H&E Equipment Services, Inc.
$ 146,000 3.875%,  12/15/2028
f
$ 123,667
Herc Holdings, Inc.
90,000 5.500%,  7/15/2027
f
84,598
Howmet Aerospace, Inc.
63,000 6.750%,  1/15/2028 63,018
186,000 3.000%,  1/15/2029 156,996
Huntington Ingalls Industries, Inc.
56,000 4.200%,  5/1/2030 49,583
Ingersoll Rand, Inc.
20,000 5.700%,  8/14/2033 18,897
John Deere Capital Corporation
41,000 5.150%,  9/8/2026 40,806
42,000 4.950%,  7/14/2028 40,968
81,000 2.800%,  7/18/2029 70,070
37,000 4.700%,  6/10/2030 34,831
41,000 3.900%,  6/7/2032 35,841
21,000 5.150%,  9/8/2033 19,971
Kaman Corporation, Convertible
61,000 3.250%,  5/1/2024 59,158
L3Harris Technologies, Inc.
42,000 5.400%,  1/15/2027 41,248
Mauser Packaging Solutions
Holding Company
42,000 9.250%,  4/15/2027
f
34,978
MIWD Holdco II, LLC
70,000 5.500%,  2/1/2030
f
55,563
Mueller Water Products, Inc.
47,000 4.000%,  6/15/2029
f
40,185
Nesco Holdings II, Inc.
70,000 5.500%,  4/15/2029
f
60,025
New Enterprise Stone and Lime
Company, Inc.
115,000 5.250%,  7/15/2028
f
101,487
Northrop Grumman Corporation
20,000 4.700%,  3/15/2033 18,216
OI European Group BV
81,000 4.750%,  2/15/2030
f
68,924
Otis Worldwide Corporation
64,000 2.056%,  4/5/2025 60,650
Owens-Brockway Glass Container,
Inc.
45,000 6.625%,  5/13/2027
f
42,750
Pactiv Evergreen Group
50,000 4.375%,  10/15/2028
f
42,531
Parker-Hannifin Corporation
42,000 4.250%,  9/15/2027 39,829
Patrick Industries, Inc., Convertible
62,000 1.750%,  12/1/2028 58,311
PGT Innovations, Inc.
65,000 4.375%,  10/1/2029
f
60,682
Republic Services, Inc.
37,000 3.950%,  5/15/2028 34,507
Roller Bearing Company of
America, Inc.
64,000 4.375%,  10/15/2029
f
54,273
Rolls-Royce plc
39,000 5.750%,  10/15/2027
f
36,955
Sealed Air Corporation
71,000 6.125%,  2/1/2028
f
67,579
Principal
Amount Long-Term Fixed Income (43.8%) Value
Capital Goods (1.4%) - continued
Silgan Holdings, Inc.
$ 34,000 4.125%,  2/1/2028 $ 30,025
SRM Escrow Issuer, LLC
135,000 6.000%,  11/1/2028
f
124,819
Textron, Inc.
56,000 3.650%,  3/15/2027 52,159
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
30,000 7.750%,  4/15/2026
f
27,903
TransDigm, Inc.
116,000 6.250%,  3/15/2026
f
113,269
235,000 5.500%,  11/15/2027 218,774
Triumph Group, Inc.
73,000 9.000%,  3/15/2028
f
70,900
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 64,944
85,000 4.000%,  7/15/2030 71,429
Veralto Corporation
38,000 5.350%,  9/18/2028
f
36,762
Waste Connections, Inc.
20,000 3.200%,  6/1/2032 16,190
Waste Management, Inc.
35,000 4.875%,  2/15/2029 33,731
Waste Pro USA, Inc.
30,000 5.500%,  2/15/2026
f
27,576
WESCO Distribution, Inc.
120,000 7.250%,  6/15/2028
f
119,238
Total 5,149,777
Collateralized Mortgage Obligations (3.7%)
A&D Mortgage Trust
589,507
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
f,g
585,579
Banc of America Alternative Loan
Trust
246,590
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 202,195
Banc of America Mortgage
Securities Trust
25,507
5.127%,  9/25/2035, Ser.
2005-H, Class 2A1
b
21,203
79,307
5.499%,  9/25/2035, Ser.
2005-H, Class 3A1
b
70,411
CAFL Issuer, LLC
350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
324,698
CHL Mortgage Pass-Through Trust
95,801
4.064%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
90,747
193,338
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 73,058
CHNGE Mortgage Trust
224,357
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
203,261
336,909
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
325,493
369,017
6.525%,  6/25/2058, Ser.
2023-2, Class A1
f,g
361,044
443,285
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
f,g
424,848

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (43.8%) Value
Collateralized Mortgage Obligations (3.7%) -
continued
$ 375,461
7.100%,  7/25/2058, Ser.
2023-3, Class A1
f,g
$ 372,505
507,433
6.000%,  10/25/2057, Ser.
2022-4, Class A1
f,g
492,955
CIM Trust
466,329
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
f,g
461,042
Citigroup Mortgage Loan Trust,
Inc.
103,338
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 88,002
162,165
4.259%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
136,888
Countrywide Home Loan
Mortgage Pass Through Trust
250,032
3.728%,  11/25/2035, Ser.
2005-22, Class 2A1
b
196,467
Credit Suisse Mortgage Trust
317,072
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
308,327
217,706
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
169,702
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
131,482
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 112,283
Federal Home Loan Mortgage
Corporation
385,882
3.500%,  8/15/2035, Ser.
345, Class C8
j
41,882
Federal Home Loan Mortgage
Corporation - REMIC
768,447
4.000%,  1/25/2051, Ser.
5249, Class LA 717,108
443,289
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 322,333
167,247
3.000%,  5/15/2027, Ser.
4046, Class GI
j
5,141
278,435
3.500%,  10/15/2032, Ser.
4119, Class KI
j
27,151
294,644
3.000%,  4/15/2033, Ser.
4203, Class DI
j
14,640
Federal National Mortgage
Association - REMIC
389,420
4.500%,  6/25/2052, Ser.
2022-43, Class MA 366,317
576,987
4.000%,  7/25/2052, Ser.
2022-37, Class PE 537,355
223,693
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
7,187
195,105
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
6,460
263,377
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
6,744
525,894
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
20,543
429,032
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
15,423
154,179
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
5,206
364,696
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
11,776
438,789
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
13,339
Principal
Amount Long-Term Fixed Income (43.8%) Value
Collateralized Mortgage Obligations (3.7%) -
continued
$ 231,202
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
$ 8,707
198,823
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
5,232
265,817
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
22,533
364,683
4.500%,  1/25/2046, Ser.
2022-68, Class BA 349,784
Flagstar Mortgage Trust
152,367
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
124,383
GCAT Trust
362,647
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
f,g
349,894
Genworth Mortgage Insurance
Corporation
57,734
7.221%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
57,798
GMAC Mortgage Corporation
Loan Trust
98,211
3.530%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
78,031
GMACM Mortgage Loan Trust
47,986
3.631%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
42,046
GS Mortgage-Backed Securities
Trust
625,193
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
b,f
597,987
Home RE, Ltd.
350,000
9.921%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
b,f
350,656
325,000
8.821%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
330,979
IndyMac INDA Mortgage Loan
Trust
500,403
3.803%,  8/25/2036, Ser.
2006-AR1, Class A1
b
387,255
J.P. Morgan Alternative Loan Trust
71,214
4.188%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
53,997
J.P. Morgan Mortgage Trust
206,767
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
155,300
549,808
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
b,f
516,970
79,181
4.219%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
58,429
LHOME Mortgage Trust
67,923
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
b,f
67,647
Merrill Lynch Alternative Note
Asset Trust
249,734
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 91,858
MortgageIT Trust
584,894
5.899%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
467,484

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (43.8%) Value
Collateralized Mortgage Obligations (3.7%) -
continued
Onslow Bay Mortgage Loan Trust
$ 306,479
5.700%,  8/25/2062, Ser.
2022-NQM7, Class A3
f,g
$ 296,346
PRKCM Trust
469,017
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
f
464,226
Residential Accredit Loans, Inc.
Trust
85,857
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 69,696
66,164
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 48,492
Residential Asset Securitization
Trust
100,525
3.785%,  1/25/2034, Ser.
2004-IP1, Class A1
b
90,182
Residential Funding Mortgage
Security I Trust
148,535
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 108,128
ROC Securities Trust Series
637,144
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
622,365
Structured Adjustable Rate
Mortgage Loan Trust
51,869
4.570%,  7/25/2035, Ser.
2005-15, Class 4A1
b
42,914
TVC Mortgage Trust
300,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
f,g
298,370
Verus Securitization Trust
283,904
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
225,752
577,267
6.560%,  12/25/2067, Ser.
2023-1, Class A2
f,g
568,671
Total 14,091,425
Commercial Mortgage-Backed Securities (0.4%)
BANK5 2023-5YR1
475,000
6.412%,  4/15/2056, Ser.
2023-5YR1, Class AS
b
462,497
BBCMS Mortgage Trust
2,244,793
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
165,977
BFLD Trust
175,000
7.150%,  (TSFR1M +
1.814%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
101,850
SCOTT Trust
225,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
f
214,663
Silver Hill Trust
46,433
3.102%,  11/25/2049, Ser.
2019-1, Class A1
b,f
43,762
Velocity Commercial Capital Loan
Trust
450,000
7.670%,  11/25/2053, Ser.
2023-4, Class A
b,e,f
449,960
Total 1,438,709
Principal
Amount Long-Term Fixed Income (43.8%) Value
Communications Services (1.4%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
$ 57,000 10.500%,  2/15/2028
f
$ 29,686
Altice Financing SA
63,000 5.750%,  8/15/2029
f
48,718
Altice France SA/France
85,000 8.125%,  2/1/2027
f
71,652
75,000 5.125%,  7/15/2029
f
51,350
73,000 5.500%,  10/15/2029
f
50,217
AMC Networks, Inc.
30,000 5.000%,  4/1/2024 29,766
110,000 4.250%,  2/15/2029 67,583
American Tower Corporation
75,000 4.400%,  2/15/2026 72,199
40,000 1.450%,  9/15/2026 35,108
62,000 5.500%,  3/15/2028 60,056
40,000 5.800%,  11/15/2028 39,078
56,000 3.800%,  8/15/2029 49,031
AT&T, Inc.
118,000 4.300%,  2/15/2030 105,824
40,000 5.400%,  2/15/2034 36,753
Bell Telephone Company of
Canada
39,000 5.100%,  5/11/2033 35,509
Cable One, Inc., Convertible
178,000 1.125%,  3/15/2028
i
131,453
CCO Holdings, LLC/CCO Holdings
Capital Corporation
50,000 5.500%,  5/1/2026
f
47,683
195,000 5.125%,  5/1/2027
f
179,536
48,000 5.000%,  2/1/2028
f
43,101
38,000 6.375%,  9/1/2029
f
34,778
56,000 4.250%,  2/1/2031
f
43,579
203,000 4.750%,  2/1/2032
f
158,454
57,000 4.250%,  1/15/2034
f
41,171
CenterPoint Energy, Inc.,
Convertible
4,628 3.369%,  9/15/2029 175,540
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
56,000 5.050%,  3/30/2029 51,801
Cimpress plc
57,000 7.000%,  6/15/2026 52,749
Clear Channel Outdoor Holdings,
Inc.
17,000 7.500%,  6/1/2029
f,i
12,374
Clear Channel Worldwide
Holdings, Inc.
132,000 5.125%,  8/15/2027
f
117,321
Comcast Corporation
45,000 2.350%,  1/15/2027 40,678
138,000 3.400%,  4/1/2030 119,469
Connect Finco SARL/Connect US
Finco, LLC
44,000 6.750%,  10/1/2026
f
41,032
Crown Castle, Inc.
62,000 2.900%,  3/15/2027 55,646
CSC Holdings, LLC
160,000 5.375%,  2/1/2028
f
127,414
90,000 6.500%,  2/1/2029
f
71,162
63,000 4.125%,  12/1/2030
f
42,208

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (43.8%) Value
Communications Services (1.4%) - continued
Deutsche Telekom International
Finance BV
$ 132,000 8.750%,  6/15/2030 $ 147,898
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
148,000 5.875%,  8/15/2027
f
129,683
DISH DBS Corporation
24,000 5.875%,  11/15/2024 22,020
29,000 5.250%,  12/1/2026
f
23,393
23,000 7.375%,  7/1/2028 12,989
40,000 5.750%,  12/1/2028
f
29,050
36,000 5.125%,  6/1/2029 18,540
DISH Network Corporation
76,000 11.750%,  11/15/2027
f
75,283
Frontier Communications
Holdings, LLC
110,000 5.875%,  10/15/2027
f
100,283
62,000 6.750%,  5/1/2029
f,i
49,061
17,000 8.750%,  5/15/2030
f
16,197
GCI, LLC
95,000 4.750%,  10/15/2028
f
81,519
Gray Escrow II, Inc.
95,000 5.375%,  11/15/2031
f
59,874
Gray Television, Inc.
105,000 4.750%,  10/15/2030
f
67,319
Iliad Holding SASU
85,000 6.500%,  10/15/2026
f
79,428
Lamar Media Corporation
38,000 3.625%,  1/15/2031 30,716
LCPR Senior Secured Financing
DAC
49,000 6.750%,  10/15/2027
f
44,345
Level 3 Financing, Inc.
126,000 4.625%,  9/15/2027
f
83,790
85,000 4.250%,  7/1/2028
f
48,065
34,000 10.500%,  5/15/2030
f
34,027
McGraw-Hill Education, Inc.
62,000 5.750%,  8/1/2028
f
52,254
16,000 8.000%,  8/1/2029
f
13,183
Meta Platforms, Inc.
41,000 3.850%,  8/15/2032 35,634
News Corporation
82,000 3.875%,  5/15/2029
f
70,190
NTT Finance Corporation
45,000 1.162%,  4/3/2026
f
40,398
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
48,000 6.250%,  6/15/2025
f
47,339
34,000 4.625%,  3/15/2030
f
27,285
Paramount Global
75,000 6.375%,  3/30/2062
b
55,195
36,000 4.750%,  5/15/2025 35,171
Playtika Holding Corporation
55,000 4.250%,  3/15/2029
f
44,371
Radiate Holdco, LLC/Radiate
Finance, Inc.
40,000 6.500%,  9/15/2028
f
19,800
Rogers Communications, Inc.
45,000 5.250%,  3/15/2082
b,f
39,588
Scripps Escrow II, Inc.
41,000 3.875%,  1/15/2029
f
31,124
Principal
Amount Long-Term Fixed Income (43.8%) Value
Communications Services (1.4%) - continued
Sirius XM Radio, Inc.
$ 125,000 5.000%,  8/1/2027
f
$ 114,612
40,000 4.000%,  7/15/2028
f
34,017
Sprint Capital Corporation
124,000 6.875%,  11/15/2028 127,171
60,000 8.750%,  3/15/2032 67,539
TEGNA, Inc.
109,000 4.625%,  3/15/2028 94,012
Telecom Italia Capital SA
26,000 6.000%,  9/30/2034 21,398
Telecom Italia SPA/Milano
35,000 5.303%,  5/30/2024
f
34,320
Telesat Canada/Telesat, LLC
30,000 4.875%,  6/1/2027
f,i
17,775
10,000 6.500%,  10/15/2027
f
4,800
T-Mobile USA, Inc.
75,000 3.375%,  4/15/2029 65,299
United States Cellular Corporation
40,000 6.700%,  12/15/2033 37,960
Uniti Group, Inc., Convertible
2,000 7.500%,  12/1/2027
f
1,721
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
91,000 4.750%,  4/15/2028
f
73,544
Univision Communications, Inc.
87,000 6.625%,  6/1/2027
f
79,465
Verizon Communications, Inc.
75,000 2.100%,  3/22/2028 63,975
56,000 3.150%,  3/22/2030 46,980
97,000 2.550%,  3/21/2031 75,783
93,000 2.355%,  3/15/2032 69,541
Virgin Media Finance plc
33,000 5.000%,  7/15/2030
f
25,944
Virgin Media Secured Finance plc
42,000 5.500%,  5/15/2029
f
37,191
Vodafone Group plc
54,000 7.000%,  4/4/2079
b
52,214
VZ Secured Financing BV
89,000 5.000%,  1/15/2032
f
67,527
Walt Disney Company
38,000 3.800%,  3/22/2030 33,882
Warnermedia Holdings, Inc.
73,000 3.638%,  3/15/2025 70,554
101,000 4.054%,  3/15/2029 89,372
YPSO Finance BIS SA
30,000 10.500%,  5/15/2027
f
16,323
Total 5,457,610
Consumer Cyclical (2.1%)
1011778 B.C., ULC/New Red
Finance, Inc.
130,000 4.375%,  1/15/2028
f
117,050
Adient Global Holdings, Ltd.
44,000 4.875%,  8/15/2026
f
40,978
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
30,000 6.625%,  7/15/2026
f
28,095
30,000 6.000%,  6/1/2029
f
21,675

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (43.8%) Value
Consumer Cyclical (2.1%) - continued
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
$ 105,000 4.625%,  6/1/2028
f
$ 85,881
45,000 4.625%,  6/1/2028
f
36,662
Allison Transmission, Inc.
47,000 3.750%,  1/30/2031
f
37,253
Amazon.com, Inc.
37,000 1.500%,  6/3/2030 28,838
76,000 4.700%,  12/1/2032 71,270
American Axle & Manufacturing,
Inc.
167,000 6.500%,  4/1/2027 157,417
American Honda Finance
Corporation
39,000 5.800%,  10/3/2025 39,116
90,000 5.850%,  10/4/2030 89,364
Arko Corporation
40,000 5.125%,  11/15/2029
f
32,432
Ashton Woods USA, LLC/Ashton
Woods Finance Company
40,000 4.625%,  8/1/2029
f
32,367
46,000 4.625%,  4/1/2030
f
35,618
Best Buy Company, Inc.
37,000 1.950%,  10/1/2030 28,203
Bloomin' Brands, Inc., Convertible
21,000 5.000%,  5/1/2025 43,654
Booking Holdings, Inc.,
Convertible
73,000 0.750%,  5/1/2025 111,242
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
f
53,943
Boyne USA, Inc.
32,000 4.750%,  5/15/2029
f
27,861
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
60,000 6.250%,  9/15/2027
f
52,201
Burlington Stores, Inc., Convertible
128,000 2.250%,  4/15/2025 122,646
Caesars Entertainment, Inc.
138,000 6.250%,  7/1/2025
f
135,776
35,000 8.125%,  7/1/2027
f
34,681
65,000 4.625%,  10/15/2029
f
53,419
Carnival Corporation
79,000 7.625%,  3/1/2026
f
76,819
110,000 5.750%,  3/1/2027
f
98,215
28,000 4.000%,  8/1/2028
f
24,355
Cedar Fair, LP
77,000 5.250%,  7/15/2029 66,315
Churchill Downs, Inc.
40,000 4.750%,  1/15/2028
f
35,821
34,000 6.750%,  5/1/2031
f
31,365
Cinemark USA, Inc.
91,000 5.875%,  3/15/2026
f
86,407
Clarios Global, LP/Clarios US
Finance Company, Inc.
30,000 8.500%,  5/15/2027
f
29,537
100,000 6.750%,  5/15/2028
f
97,486
D.R. Horton, Inc.
13,000 2.600%,  10/15/2025 12,192
Principal
Amount Long-Term Fixed Income (43.8%) Value
Consumer Cyclical (2.1%) - continued
Expedia Group, Inc.
$ 65,000 3.250%,  2/15/2030 $ 53,827
Expedia Group, Inc., Convertible
121,000 Zero Coupon,  2/15/2026 105,143
Ford Motor Company
228,000 3.250%,  2/12/2032 172,083
60,000 6.100%,  8/19/2032 55,497
Ford Motor Company, Convertible
283,000 Zero Coupon,  3/15/2026 258,238
Ford Motor Credit Company, LLC
83,000 2.300%,  2/10/2025 78,378
140,000 4.134%,  8/4/2025 133,439
127,000 2.700%,  8/10/2026 113,835
71,000 2.900%,  2/10/2029 58,061
40,000 7.350%,  3/6/2030 40,171
Forestar Group, Inc.
40,000 3.850%,  5/15/2026
f
35,603
General Motors Company
56,000 6.800%,  10/1/2027 56,874
General Motors Financial
Company, Inc.
63,000 3.950%,  4/13/2024 62,297
47,000 1.200%,  10/15/2024 44,764
139,000 2.900%,  2/26/2025 132,716
29,000 2.750%,  6/20/2025 27,367
64,000 5.800%,  6/23/2028 62,004
Genuine Parts Company
39,000 6.500%,  11/1/2028
e
38,997
Goodyear Tire & Rubber Company
45,000 5.000%,  7/15/2029 38,701
Guitar Center Escrow Issuer II, Inc.
19,000 8.500%,  1/15/2026
f,i
15,998
Hanesbrands, Inc.
56,000 4.875%,  5/15/2026
f,i
51,454
Hilton Domestic Operating
Company, Inc.
109,000 4.875%,  1/15/2030 97,852
27,000 3.625%,  2/15/2032
f
21,343
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
55,000 5.000%,  6/1/2029
f
46,062
Home Depot, Inc.
61,000 3.250%,  4/15/2032 50,787
Hyatt Hotels Corporation
41,000 5.750%,  1/30/2027 40,520
Hyundai Capital America
30,000 5.500%,  3/30/2026
f
29,510
56,000 3.000%,  2/10/2027
f
50,493
39,000 6.500%,  1/16/2029
e,f
38,872
International Game Technology plc
111,000 5.250%,  1/15/2029
f
100,997
Jacobs Entertainment, Inc.
35,000 6.750%,  2/15/2029
f
29,750
KB Home
55,000 4.800%,  11/15/2029 47,655
Kohl's Corporation
36,000 4.625%,  5/1/2031 24,616
L Brands, Inc.
135,000 6.625%,  10/1/2030
f
124,982
20,000 6.875%,  11/1/2035 17,649

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (43.8%) Value
Consumer Cyclical (2.1%) - continued
Lennar Corporation
$ 29,000 4.750%,  5/30/2025 $ 28,392
Light & Wonder International, Inc.
100,000 7.250%,  11/15/2029
f
96,977
Live Nation Entertainment, Inc.,
Convertible
121,000 2.000%,  2/15/2025 121,605
196,000 3.125%,  1/15/2029
f
196,784
Lowe's Companies, Inc.
93,000 4.500%,  4/15/2030 85,069
Macy's Retail Holdings, LLC
60,000 5.875%,  4/1/2029
f
52,896
Marriott International, Inc./MD
42,000 4.900%,  4/15/2029 39,392
57,000 4.625%,  6/15/2030 51,428
Marriott Vacations Worldwide
Corporation, Convertible
117,000 Zero Coupon,  1/15/2026 100,269
122,000 3.250%,  12/15/2027
f
102,602
Mattamy Group Corporation
51,000 5.250%,  12/15/2027
f
45,821
McDonald's Corporation
39,000 4.950%,  8/14/2033 36,181
Mercedes-Benz Finance North
America, LLC
57,000 1.450%,  3/2/2026
f
51,744
44,000 5.200%,  8/3/2026
f
43,410
Michaels Companies, Inc.
44,000 5.250%,  5/1/2028
f,i
31,881
NCL Corporation, Ltd.
31,000 3.625%,  12/15/2024
f
29,325
19,000 5.875%,  3/15/2026
f
17,053
73,000 5.875%,  2/15/2027
f
67,194
Nissan Motor Company, Ltd.
30,000 3.522%,  9/17/2025
f
28,370
31,000 4.345%,  9/17/2027
f
28,029
39,000 4.810%,  9/17/2030
f
33,134
Nordstrom, Inc.
27,000 4.375%,  4/1/2030
i
20,958
38,000 4.250%,  8/1/2031
i
27,838
PENN Entertainment, Inc.
70,000 4.125%,  7/1/2029
f,i
54,387
PetSmart, Inc./PetSmart Finance
Corporation
120,000 4.750%,  2/15/2028
f
106,185
60,000 7.750%,  2/15/2029
f
55,239
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
117,000 5.750%,  4/15/2026
f
113,503
186,000 6.250%,  1/15/2028
f,i
172,478
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
77,000 5.750%,  1/15/2029
f
48,525
Royal Caribbean Cruises, Ltd.
10,000 11.500%,  6/1/2025
f
10,568
153,000 4.250%,  7/1/2026
f
140,699
48,000 9.250%,  1/15/2029
f
50,104
51,000 7.250%,  1/15/2030
f
50,310
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
20,000 6.625%,  3/1/2030
f
17,200
Principal
Amount Long-Term Fixed Income (43.8%) Value
Consumer Cyclical (2.1%) - continued
SeaWorld Parks and
Entertainment, Inc.
$ 52,000 5.250%,  8/15/2029
f
$ 45,294
Six Flags Theme Parks, Inc.
23,000 7.000%,  7/1/2025
f
22,841
Staples, Inc.
52,000 7.500%,  4/15/2026
f
42,416
39,000 10.750%,  4/15/2027
f
21,483
Station Casinos, LLC
47,000 4.625%,  12/1/2031
f
37,109
Tapestry, Inc.
38,000 3.050%,  3/15/2032 27,264
Target Corporation
80,000 2.350%,  2/15/2030 65,727
Tenneco, Inc.
53,000 8.000%,  11/17/2028
f
42,533
Tractor Supply Company
40,000 5.250%,  5/15/2033 36,616
Tripadvisor, Inc.
14,000 7.000%,  7/15/2025
f
13,860
Uber Technologies, Inc.
75,000 6.250%,  1/15/2028
f
72,188
Uber Technologies, Inc.,
Convertible
197,000 Zero Coupon,  12/15/2025
i
179,029
Vail Resorts, Inc., Convertible
162,000 Zero Coupon,  1/1/2026 140,839
VICI Properties, LP/VICI Note
Company, Inc.
80,000 4.625%,  6/15/2025
f
76,838
140,000 5.750%,  2/1/2027
f
133,982
73,000 3.750%,  2/15/2027
f
65,687
Viking Cruises, Ltd.
111,000 5.875%,  9/15/2027
f
100,000
Volkswagen Group of America
Finance, LLC
88,000 4.250%,  11/13/2023
f
87,948
14,000 3.350%,  5/13/2025
f
13,423
Wabash National Corporation
65,000 4.500%,  10/15/2028
f
53,788
Walmart, Inc.
61,000 4.000%,  4/15/2030 56,346
Wyndham Hotels & Resorts, Inc.
35,000 4.375%,  8/15/2028
f
30,889
Yum! Brands, Inc.
110,000 4.750%,  1/15/2030
f
97,923
ZF North America Capital, Inc.
47,000 7.125%,  4/14/2030
f
45,593
Total 8,097,855
Consumer Non-Cyclical (2.0%)
1375209 B.C., Ltd.
56,000 9.000%,  1/30/2028
f
54,286
Abbott Laboratories
140,000 1.400%,  6/30/2030 108,674
AbbVie, Inc.
207,000 3.600%,  5/14/2025 200,254
AdaptHealth, LLC
45,000 4.625%,  8/1/2029
f
33,637

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (43.8%) Value
Consumer Non-Cyclical (2.0%) - continued
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
$ 88,000 4.625%,  1/15/2027
f
$ 82,475
177,000 3.500%,  3/15/2029
f
150,910
Altria Group, Inc.
39,000 6.200%,  11/1/2028 38,783
Amgen, Inc.
57,000 5.150%,  3/2/2028 55,631
98,000 5.250%,  3/2/2030 94,080
Anheuser-Busch InBev Worldwide,
Inc.
81,000 4.000%,  4/13/2028 76,173
75,000 4.750%,  1/23/2029 72,381
Archer-Daniels-Midland Company
40,000 4.500%,  8/15/2033 36,053
AstraZeneca Finance, LLC
87,000 1.750%,  5/28/2028 74,043
B&G Foods, Inc.
28,000 5.250%,  9/15/2027
i
23,044
71,000 8.000%,  9/15/2028
f
69,189
BAT Capital Corporation
44,000 6.343%,  8/2/2030 42,703
40,000 7.750%,  10/19/2032 41,046
Bausch & Lomb Escrow
Corporation
16,000 8.375%,  10/1/2028
f
15,892
Bausch Health Companies, Inc.
25,000 5.500%,  11/1/2025
f
21,562
144,000 4.875%,  6/1/2028
f
71,826
39,000 11.000%,  9/30/2028
f
23,790
Becton, Dickinson and Company
44,000 4.693%,  2/13/2028 42,118
56,000 2.823%,  5/20/2030 46,124
BellRing Brands, Inc.
48,000 7.000%,  3/15/2030
f
46,620
BioMarin Pharmaceutical, Inc.,
Convertible
169,000 1.250%,  5/15/2027
i
162,484
Bio-Rad Laboratories, Inc.
62,000 3.300%,  3/15/2027 56,525
Bristol-Myers Squibb Company
39,000 5.750%,  2/1/2031
e
38,763
19,000 5.900%,  11/15/2033
e
18,878
Cargill, Inc.
84,000 2.125%,  11/10/2031
f
63,625
Catalent Pharma Solutions, Inc.
56,000 3.125%,  2/15/2029
f,i
44,030
Central Garden & Pet Company
125,000 4.125%,  10/15/2030
i
101,951
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
f
8,870
Chobani, LLC/Chobani Finance
Corporation, Inc.
66,000 4.625%,  11/15/2028
f
57,062
CHS/Community Health Systems,
Inc.
63,000 5.625%,  3/15/2027
f
51,183
22,000 8.000%,  12/15/2027
f
18,660
83,000 6.000%,  1/15/2029
f
62,872
35,000 5.250%,  5/15/2030
f
24,855
36,000 4.750%,  2/15/2031
f
24,129
Principal
Amount Long-Term Fixed Income (43.8%) Value
Consumer Non-Cyclical (2.0%) - continued
Cigna Group
$ 56,000 2.400%,  3/15/2030 $ 45,176
Constellation Brands, Inc.
75,000 3.150%,  8/1/2029 64,758
27,000 4.900%,  5/1/2033 24,378
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
76,000 4.750%,  1/15/2029
f
67,277
56,000 6.625%,  7/15/2030
f
53,352
CVS Health Corporation
43,000 5.000%,  2/20/2026 42,184
30,000 4.300%,  3/25/2028 28,107
43,000 5.125%,  2/21/2030 40,480
40,000 5.300%,  6/1/2033 36,942
Diageo Capital plc
42,000 2.000%,  4/29/2030 33,392
70,000 5.625%,  10/5/2033 68,716
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
f
45,633
Eli Lilly & Company
80,000 4.700%,  2/27/2033 75,127
Embecta Corporation
21,000 6.750%,  2/15/2030
f
17,409
Encompass Health Corporation
140,000 4.500%,  2/1/2028 126,214
Energizer Holdings, Inc.
40,000 4.750%,  6/15/2028
f
34,166
70,000 4.375%,  3/31/2029
f
57,143
Envista Holdings Corporation,
Convertible
26,000 1.750%,  8/15/2028 22,386
Fortrea Holdings, Inc.
22,000 7.500%,  7/1/2030
f
21,230
General Mills, Inc.
16,000 4.950%,  3/29/2033 14,531
Gilead Sciences, Inc.
44,000 5.250%,  10/15/2033 41,680
Grifols SA
79,000 4.750%,  10/15/2028
f,i
66,360
HLF Financing SARL, LLC/
Herbalife International, Inc.
148,000 4.875%,  6/1/2029
f
101,010
Imperial Brands Finance plc
36,000 3.125%,  7/26/2024
f
35,144
Integer Holdings Corporation,
Convertible
151,000 2.125%,  2/15/2028
f
165,610
Jazz Investments I, Ltd.,
Convertible
188,000 2.000%,  6/15/2026 189,880
Jazz Securities DAC
45,000 4.375%,  1/15/2029
f
39,135
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
44,000 6.750%,  3/15/2034
f
41,232
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
105,000 2.500%,  1/15/2027 92,217
47,000 3.625%,  1/15/2032 36,129

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (43.8%) Value
Consumer Non-Cyclical (2.0%) - continued
Kenvue, Inc.
$ 21,000 5.000%,  3/22/2030 $ 20,208
Keurig Dr. Pepper, Inc.
69,000 3.200%,  5/1/2030 58,215
Kraft Heinz Foods Company
61,000 3.875%,  5/15/2027 57,185
41,000 6.750%,  3/15/2032 42,307
Kroger Company
37,000 4.500%,  1/15/2029 34,739
Lamb Weston Holdings, Inc.
41,000 4.125%,  1/31/2030
f
34,781
Legacy LifePoint Health, LLC
34,000 4.375%,  2/15/2027
f
28,115
LifePoint Health, Inc.
33,000 11.000%,  10/15/2030
f
31,056
Mattel, Inc.
122,000 3.375%,  4/1/2026
f
112,688
McKesson Corporation
29,000 0.900%,  12/3/2025 26,290
125,000 1.300%,  8/15/2026 110,956
Medtronic Global Holdings SCA
41,000 4.500%,  3/30/2033 37,256
ModivCare Escrow Issuer, Inc.
27,000 5.000%,  10/1/2029
f
19,677
ModivCare, Inc.
21,000 5.875%,  11/15/2025
f
19,845
Mozart Debt Merger Sub, Inc.
92,000 3.875%,  4/1/2029
f
77,682
46,000 5.250%,  10/1/2029
f,i
39,156
Mylan, Inc.
36,000 4.200%,  11/29/2023 35,943
Nestle Holdings, Inc.
80,000 4.950%,  3/14/2030
f
77,339
Newell Brands, Inc.
97,000 5.200%,  4/1/2026 91,583
Organon & Company/Organon
Foreign Debt Co-Issuer BV
89,000 4.125%,  4/30/2028
f
76,875
47,000 5.125%,  4/30/2031
f
36,703
Owens & Minor, Inc.
76,000 6.625%,  4/1/2030
f
66,412
Perrigo Finance Unlimited
Company
82,000 4.375%,  3/15/2026 76,979
Pfizer Investment Enterprises Pte,
Ltd.
63,000 4.450%,  5/19/2026 61,505
39,000 4.750%,  5/19/2033 35,841
Philip Morris International, Inc.
120,000 4.875%,  2/13/2026 117,867
80,000 4.875%,  2/15/2028 76,878
40,000 5.625%,  11/17/2029 39,144
40,000 5.750%,  11/17/2032 38,216
Post Holdings, Inc.
51,000 4.500%,  9/15/2031
f
41,266
Post Holdings, Inc., Convertible
112,000 2.500%,  8/15/2027 106,232
Primo Water Holdings, Inc.
100,000 4.375%,  4/30/2029
f
84,371
Principal
Amount Long-Term Fixed Income (43.8%) Value
Consumer Non-Cyclical (2.0%) - continued
Procter & Gamble Company
$ 38,000 1.200%,  10/29/2030 $ 28,746
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
34,000 9.750%,  12/1/2026
f
31,789
Roche Holdings, Inc.
42,000 1.930%,  12/13/2028
f
35,424
59,000 2.076%,  12/13/2031
f
45,298
Royalty Pharma plc
87,000 1.200%,  9/2/2025 79,331
Scotts Miracle-Gro Company
32,000 4.500%,  10/15/2029 25,280
SEG Holding, LLC
120,000 5.625%,  10/15/2028
f
120,208
Simmons Foods, Inc.
81,000 4.625%,  3/1/2029
f
65,798
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
f
44,854
30,000 5.500%,  7/15/2030
f
26,775
74,000 3.875%,  3/15/2031
f
59,233
Star Parent, Inc.
54,000 9.000%,  10/1/2030
f
53,589
Stryker Corporation
75,000 3.650%,  3/7/2028 69,230
Sysco Corporation
37,000 5.950%,  4/1/2030 36,731
Takeda Pharmaceutical Company,
Ltd.
87,000 5.000%,  11/26/2028 83,991
Teleflex, Inc.
100,000 4.625%,  11/15/2027 91,500
35,000 4.250%,  6/1/2028
f
30,888
Tenet Healthcare Corporation
259,000 5.125%,  11/1/2027 239,087
30,000 6.125%,  10/1/2028 27,825
67,000 6.750%,  5/15/2031
f
63,625
Teva Pharmaceutical Finance
Netherlands III BV
61,000 3.150%,  10/1/2026 53,706
Topgolf Callaway Brands
Corporation, Convertible
33,000 2.750%,  5/1/2026 32,814
TreeHouse Foods, Inc.
75,000 4.000%,  9/1/2028 61,013
Unilever Capital Corporation
50,000 5.000%,  12/8/2033 47,081
Utah Acquisition Sub, Inc.
59,000 3.950%,  6/15/2026 55,265
Viterra Finance BV
80,000 3.200%,  4/21/2031
f
63,172
Winnebago Industries, Inc.,
Convertible
92,000 1.500%,  4/1/2025 100,326
Wyeth, LLC
98,000 6.500%,  2/1/2034 101,158
Zoetis, Inc.
63,000 5.600%,  11/16/2032 61,072
Total 7,630,298

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (43.8%) Value
Energy (1.6%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
$ 41,000 5.375%,  6/15/2029
f
$ 37,230
Antero Resources Corporation
30,000 5.375%,  3/1/2030
f
27,376
Archrock Partners, LP/Archrock
Partners Finance Corporation
120,000 6.250%,  4/1/2028
f
111,450
Baytex Energy Corporation
55,000 8.500%,  4/30/2030
f
54,475
BP Capital Markets America, Inc.
152,000 4.234%,  11/6/2028 142,724
55,000 4.812%,  2/13/2033 50,253
BP Capital Markets plc
100,000 4.875%,  3/22/2030
b,k
87,052
Buckeye Partners, LP
60,000 3.950%,  12/1/2026 54,685
Callon Petroleum Company
42,000 7.500%,  6/15/2030
f,i
40,680
Cheniere Energy Partners, LP
38,000 4.500%,  10/1/2029 34,023
39,000 3.250%,  1/31/2032 30,242
62,000 5.950%,  6/30/2033
f
57,981
Chesapeake Energy Corporation
43,000 6.750%,  4/15/2029
f
42,074
Chord Energy Corporation
42,000 6.375%,  6/1/2026
f
41,233
Civitas Resources, Inc.
25,000 8.375%,  7/1/2028
f
25,154
19,000 8.625%,  11/1/2030
f
19,339
37,000 8.750%,  7/1/2031
f
37,343
CNX Resources Corporation
33,000 6.000%,  1/15/2029
f
30,260
CNX Resources Corporation,
Convertible
121,000 2.250%,  5/1/2026
i
210,117
Columbia Pipelines Holding
Company, LLC
42,000 6.055%,  8/15/2026
f
41,938
79,000 6.042%,  8/15/2028
f
77,629
Comstock Resources, Inc.
38,000 5.875%,  1/15/2030
f
32,490
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
49,000 5.500%,  6/15/2031
f
42,618
Crescent Energy Finance, LLC
62,000 9.250%,  2/15/2028
f
62,444
CrownRock, LP/CrownRock
Finance, Inc.
51,000 5.625%,  10/15/2025
f
50,162
Diamond Foreign Asset Company/
Diamond Finance, LLC
22,000 8.500%,  10/1/2030
f
21,444
Diamondback Energy, Inc.
99,000 3.125%,  3/24/2031 81,053
DT Midstream, Inc.
44,000 4.125%,  6/15/2029
f
37,832
20,000 4.375%,  6/15/2031
f
16,609
Enbridge, Inc.
55,000 7.375%,  1/15/2083
b
50,881
52,000 7.625%,  1/15/2083
b
46,511
Principal
Amount Long-Term Fixed Income (43.8%) Value
Energy (1.6%) - continued
$ 20,000 5.700%,  3/8/2033 $ 18,701
Enerflex, Ltd.
38,000 9.000%,  10/15/2027
f
34,580
Energy Transfer, LP
47,000 6.750%,  5/15/2025
b,k
42,432
39,000 4.400%,  3/15/2027 36,733
56,000 3.750%,  5/15/2030 47,862
40,000 6.400%,  12/1/2030 39,567
EnLink Midstream Partners, LP
89,000 4.850%,  7/15/2026 83,662
Enterprise Products Operating,
LLC
38,000 4.150%,  10/16/2028 35,318
EQM Midstream Partners, LP
153,000 4.750%,  1/15/2031
f
128,826
EQT Corporation, Convertible
78,000 1.750%,  5/1/2026 225,965
Ferrellgas, LP/Ferrellgas Finance
Corporation
56,000 5.375%,  4/1/2026
f
52,415
Genesis Energy LP/Genesis
Energy Finance Corporation
87,000 8.875%,  4/15/2030 84,103
Harvest Midstream, LP
66,000 7.500%,  9/1/2028
f
62,538
Hess Midstream Operations, LP
50,000 5.625%,  2/15/2026
f
48,422
40,000 5.125%,  6/15/2028
f
36,934
Hilcorp Energy I, LP/Hilcorp
Finance Company
70,000 5.750%,  2/1/2029
f
63,020
70,000 6.250%,  4/15/2032
f
61,131
Howard Midstream Energy
Partners, LLC
65,000 6.750%,  1/15/2027
f
61,431
ITT Holdings, LLC
55,000 6.500%,  8/1/2029
f
45,994
Laredo Petroleum, Inc.
96,000 7.750%,  7/31/2029
f
86,924
Marathon Oil Corporation
37,000 4.400%,  7/15/2027 34,671
MEG Energy Corporation
73,000 5.875%,  2/1/2029
f
68,217
MPLX, LP
94,000 1.750%,  3/1/2026 85,287
19,000 5.000%,  3/1/2033 16,825
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 48,080
Nabors Industries, Ltd.
105,000 7.250%,  1/15/2026
f
98,644
National Fuel Gas Company
82,000 5.500%,  1/15/2026 80,426
New Fortress Energy, Inc.
30,000 6.750%,  9/15/2025
f
27,832
Noble Finance II, LLC
57,000 8.000%,  4/15/2030
f
56,965
Northern Oil and Gas, Inc.
56,000 8.750%,  6/15/2031
f
55,717
Northern Oil and Gas, Inc.,
Convertible
128,000 3.625%,  4/15/2029 150,784

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (43.8%) Value
Energy (1.6%) - continued
Northriver Midstream Finance, LP
$ 28,000 5.625%,  2/15/2026
f
$ 26,460
NuStar Logistics, LP
48,000 5.750%,  10/1/2025 46,454
Occidental Petroleum Corporation
60,000 6.375%,  9/1/2028 60,382
ONEOK, Inc.
57,000 2.200%,  9/15/2025 53,117
41,000 5.550%,  11/1/2026 40,505
39,000 5.650%,  11/1/2028 38,056
Ovintiv, Inc.
46,000 5.650%,  5/15/2028 44,661
40,000 6.250%,  7/15/2033 38,023
PBF Holding Company, LLC/PBF
Finance Corporation
43,000 6.000%,  2/15/2028 39,530
Permian Resources Operating,
LLC
49,000 7.000%,  1/15/2032
f
47,500
Permian Resources Operating,
LLC, Convertible
53,000 3.250%,  4/1/2028 130,114
Phillips 66 Company
61,000 4.950%,  12/1/2027 59,263
Pioneer Natural Resources
Company
56,000 1.900%,  8/15/2030 43,754
Pioneer Natural Resources
Company, Convertible
38,000 0.250%,  5/15/2025 96,865
Plains All American Pipeline, LP/
PAA Finance Corporation
92,000 4.650%,  10/15/2025 89,114
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
f
46,295
Range Resources Corporation
45,000 4.750%,  2/15/2030
f
39,967
Rockcliff Energy II, LLC
59,000 5.500%,  10/15/2029
f
53,252
Rockies Express Pipeline, LLC
42,000 4.950%,  7/15/2029
f
37,016
Schlumberger Holdings
Corporation
24,000 4.300%,  5/1/2029
f
22,197
SM Energy Company
36,000 6.625%,  1/15/2027 34,982
30,000 6.500%,  7/15/2028 28,881
Southwestern Energy Company
83,000 5.375%,  3/15/2030 76,132
30,000 4.750%,  2/1/2032 25,800
Suncor Energy, Inc.
39,000 7.150%,  2/1/2032 40,241
Sunoco, LP/Sunoco Finance
Corporation
70,000 5.875%,  3/15/2028 66,219
44,000 4.500%,  4/30/2030 37,581
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
98,000 5.500%,  1/15/2028
f
85,853
Targa Resources Partners, LP
102,000 4.875%,  2/1/2031 89,916
Principal
Amount Long-Term Fixed Income (43.8%) Value
Energy (1.6%) - continued
Teine Energy, Ltd.
$ 40,000 6.875%,  4/15/2029
f
$ 37,050
TransCanada Trust
100,000 5.875%,  8/15/2076
b
89,572
Transocean Titan Financing, Ltd.
54,000 8.375%,  2/1/2028
f
54,219
Transocean, Inc.
40,000 11.500%,  1/30/2027
f
41,625
84,550 8.750%,  2/15/2030
f
84,301
USA Compression Partners, LP/
USA Compression Finance
Corporation
61,000 6.875%,  4/1/2026 59,237
Valaris, Ltd.
56,000 8.375%,  4/30/2030
f
54,950
Venture Global Calcasieu Pass,
LLC
59,000 3.875%,  8/15/2029
f
49,099
57,000 6.250%,  1/15/2030
f
53,771
35,000 4.125%,  8/15/2031
f
28,140
Venture Global LNG, Inc.
114,000 8.375%,  6/1/2031
f
108,785
45,000 9.875%,  2/1/2032
f
45,629
Weatherford International, Ltd.
49,000 8.625%,  4/30/2030
f
49,513
Williams Companies, Inc.
37,000 2.600%,  3/15/2031 28,849
Total 6,038,178
Financials (5.1%)
Acrisure, LLC/Acrisure Finance,
Inc.
18,000 6.000%,  8/1/2029
f
14,520
AerCap Holdings NV
32,000 5.875%,  10/10/2079
b
30,034
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
50,000 3.150%,  2/15/2024 49,510
54,000 6.500%,  7/15/2025 53,875
103,000 3.000%,  10/29/2028 86,751
Air Lease Corporation
29,000 2.300%,  2/1/2025 27,529
17,000 3.375%,  7/1/2025 16,136
52,000 4.650%,  6/15/2026
b,k
44,259
46,000 3.125%,  12/1/2030 36,621
Aircastle, Ltd.
85,000 5.250%,  6/15/2026
b,f,k
66,653
46,000 2.850%,  1/26/2028
f
38,372
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
32,000 6.750%,  10/15/2027
f
29,224
Ally Financial, Inc.
59,000 5.750%,  11/20/2025 56,361
104,000 4.700%,  5/15/2026
b,k
67,506
37,000 8.000%,  11/1/2031 36,114
15,000 6.700%,  2/14/2033 12,608
American Express Company
67,000 3.950%,  8/1/2025 64,733
50,000 3.550%,  9/15/2026
b,k
39,250
80,000 6.338%,  10/30/2026
b
80,227
101,000 2.550%,  3/4/2027 90,430

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (43.8%) Value
Financials (5.1%) - continued
American Homes 4 Rent, LP
$ 45,000 2.375%,  7/15/2031 $ 33,450
American International Group, Inc.
79,000 5.125%,  3/27/2033 71,839
AmWINS Group, Inc.
52,000 4.875%,  6/30/2029
f
44,514
Arbor Realty Trust, Inc.,
Convertible
44,000 7.500%,  8/1/2025
f
41,800
Ares Capital Corporation
15,000 4.250%,  3/1/2025 14,439
100,000 2.150%,  7/15/2026 87,829
Ares Capital Corporation,
Convertible
53,000 4.625%,  3/1/2024 53,000
Assurant, Inc.
62,000 6.100%,  2/27/2026 61,654
Australia & New Zealand Banking
Group, Ltd.
85,000 2.950%,  7/22/2030
b,f
78,982
Aviation Capital Group, LLC
42,000 4.875%,  10/1/2025
f
40,417
Avolon Holdings Funding, Ltd.
85,000 4.250%,  4/15/2026
f
79,337
BAC Capital Trust XIV
84,000
6.071%,  (TSFR3M +
0.662%), 11/17/2023
b,k
62,236
Banco Santander Mexico SA
14,000 5.375%,  4/17/2025
f
13,745
Banco Santander SA
22,000 4.750%,  11/12/2026
b,k
15,821
Bank of America Corporation
64,000 4.200%,  8/26/2024 62,966
150,000 6.250%,  9/5/2024
b,k
147,425
32,000 3.458%,  3/15/2025
b
31,620
71,000 6.100%,  3/17/2025
b,k
68,456
72,000 1.319%,  6/19/2026
b
66,169
146,000 1.197%,  10/24/2026
b
131,889
70,000 6.125%,  4/27/2027
b,k
65,815
60,000 1.734%,  7/22/2027
b
52,951
80,000 4.376%,  4/27/2028
b
74,679
112,000 3.593%,  7/21/2028
b
101,355
67,000 4.948%,  7/22/2028
b
63,673
70,000 5.819%,  9/15/2029
b
68,161
180,000 3.974%,  2/7/2030
b
159,188
135,000 2.687%,  4/22/2032
b
103,511
59,000 2.572%,  10/20/2032
b
44,188
82,000 2.972%,  2/4/2033
b
62,848
40,000 3.846%,  3/8/2037
b
31,556
Bank of Montreal
42,000 5.920%,  9/25/2025 41,893
62,000 5.203%,  2/1/2028 59,809
40,000 3.088%,  1/10/2037
b
28,893
Bank of New York Mellon
Corporation
39,000 6.317%,  10/25/2029
b
39,302
67,000 4.596%,  7/26/2030
b
61,772
39,000 6.474%,  10/25/2034
b
39,130
Bank of Nova Scotia
60,000 5.250%,  12/6/2024 59,481
93,000 4.900%,  6/4/2025
b,k
84,865
36,000 1.050%,  3/2/2026 32,104
Principal
Amount Long-Term Fixed Income (43.8%) Value
Financials (5.1%) - continued
Barclays plc
$ 29,000 4.375%,  9/11/2024 $ 28,390
35,000 2.852%,  5/7/2026
b
33,016
85,000 5.501%,  8/9/2028
b
80,609
57,000 4.972%,  5/16/2029
b
52,471
50,000 6.224%,  5/9/2034
b
45,833
40,000 7.119%,  6/27/2034
b
37,147
Berkshire Hathaway Finance
Corporation
120,000 2.875%,  3/15/2032 97,821
Blackstone Mortgage Trust, Inc.,
Convertible
34,000 5.500%,  3/15/2027 28,921
Blue Owl Capital Corporation
39,000 4.250%,  1/15/2026 36,351
Blue Owl Credit Income
Corporation
61,000 4.700%,  2/8/2027 55,338
Blue Owl Technology Finance
Corporation
19,000 4.750%,  12/15/2025
f
17,603
56,000 3.750%,  6/17/2026
f
49,589
BNP Paribas SA
57,000 2.819%,  11/19/2025
b,f
54,842
57,000 3.132%,  1/20/2033
b,f
43,503
BPCE SA
29,000 2.375%,  1/14/2025
f
27,577
Bread Financial Holdings, Inc.,
Convertible
34,000 4.250%,  6/15/2028
f
30,571
Brixmor Operating Partnership, LP
78,000 2.250%,  4/1/2028 65,116
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
18,000 4.500%,  4/1/2027
f
15,016
Camden Property Trust
39,000 5.850%,  11/3/2026 39,026
Canadian Imperial Bank of
Commerce
71,000 3.945%,  8/4/2025 68,492
36,000 5.926%,  10/2/2026 35,929
Capital One Financial Corporation
30,000 3.950%,  9/1/2026
b,k
20,879
62,000 3.273%,  3/1/2030
b
50,841
Capital One NA
44,000 2.280%,  1/28/2026
b
41,517
Castlelake Aviation Finance DAC
28,000 5.000%,  4/15/2027
f
24,704
Centene Corporation
163,000 3.000%,  10/15/2030 128,994
Charles Schwab Corporation
104,000 5.375%,  6/1/2025
b,k
98,754
83,000 0.900%,  3/11/2026 73,207
94,000 4.000%,  6/1/2026
b,k
74,605
41,000 5.875%,  8/24/2026 40,716
25,000 5.000%,  6/1/2027
b,k
19,745
56,000 2.000%,  3/20/2028 46,760
39,000 6.136%,  8/24/2034
b
36,527
Citigroup, Inc.
96,000 3.352%,  4/24/2025
b
94,519
72,000 5.500%,  9/13/2025 70,988

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (43.8%) Value
Financials (5.1%) - continued
$ 45,000 1.281%,  11/3/2025
b
$ 42,587
72,000 4.000%,  12/10/2025
b,k
61,818
95,000 3.875%,  2/18/2026
b,k
79,649
40,000 4.150%,  11/15/2026
b,k
31,145
132,000 1.122%,  1/28/2027
b
117,389
145,000 1.462%,  6/9/2027
b
127,630
81,000 3.070%,  2/24/2028
b
72,908
26,000 7.375%,  5/15/2028
b,k
24,798
54,000 7.625%,  11/15/2028
b,k
51,999
150,000 4.075%,  4/23/2029
b
136,429
39,000 6.174%,  5/25/2034
b
36,252
Citizens Financial Group, Inc.
55,000 4.000%,  10/6/2026
b,k
37,448
CNA Financial Corporation
38,000 3.950%,  5/15/2024 37,542
Coinbase Global, Inc., Convertible
264,000 0.500%,  6/1/2026 199,613
Comerica, Inc.
36,000 5.625%,  7/1/2025
b,k
30,951
Commonwealth Bank of Australia
45,000 2.688%,  3/11/2031
f
33,384
Cooperatieve Rabobank UA
29,000 1.339%,  6/24/2026
b,f
26,749
Corebridge Financial, Inc.
39,000 6.875%,  12/15/2052
b
36,031
41,000 6.050%,  9/15/2033
f
38,486
Corporate Office Properties, LP
78,000 2.250%,  3/15/2026 70,534
Corporate Office Properties, LP,
Convertible
33,000 5.250%,  9/15/2028
f
32,356
Credit Acceptance Corporation
110,000 5.125%,  12/31/2024
f
106,349
Credit Agricole SA
37,000 3.250%,  1/14/2030
f
30,068
Credit Suisse Group AG
36,000 7.500%,  12/11/2023
*,b,k,l
3,780
26,000 7.250%,  9/12/2025
b,f,k,l
2,730
Dai-ichi Life Insurance Company,
Ltd.
74,000 5.100%,  10/28/2024
b,f,k
72,228
Deutsche Bank AG/New York, NY
127,000 2.129%,  11/24/2026
b
114,676
66,000 2.311%,  11/16/2027
b
57,085
61,000 3.742%,  1/7/2033
b
42,661
Discover Bank
75,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
67,500
Discover Financial Services
20,000 6.700%,  11/29/2032 18,528
Drawbridge Special Opportunities
Fund, LP
90,000 3.875%,  2/15/2026
f
79,402
Elevance Health, Inc.
74,000 5.350%,  10/15/2025 73,426
123,000 2.550%,  3/15/2031 97,284
Enact Holdings, Inc.
34,000 6.500%,  8/15/2025
f
33,397
Encore Capital Group, Inc.,
Convertible
84,000 4.000%,  3/15/2029
f
70,927
Principal
Amount Long-Term Fixed Income (43.8%) Value
Financials (5.1%) - continued
Extra Space Storage, LP
$ 40,000 2.400%,  10/15/2031 $ 29,911
Fifth Third Bancorp
72,000 4.500%,  9/30/2025
b,k
61,203
41,000 4.772%,  7/28/2030
b
36,335
Fifth Third Bank NA
101,000 3.850%,  3/15/2026 93,052
First Horizon Bank
57,000 5.750%,  5/1/2030 48,242
Fortress Transportation and
Infrastructure Investors, LLC
59,000 6.500%,  10/1/2025
f
58,417
22,000 9.750%,  8/1/2027
f
22,632
21,000 5.500%,  5/1/2028
f
19,096
Freedom Mortgage Corporation
27,000 7.625%,  5/1/2026
f
24,848
22,000 12.000%,  10/1/2028
f
22,070
FS KKR Capital Corporation
40,000 3.400%,  1/15/2026 36,592
38,000 2.625%,  1/15/2027 32,396
GGAM Finance, Ltd.
56,000 7.750%,  5/15/2026
f
55,553
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
101,000 3.750%,  12/15/2027
f
76,466
Goldman Sachs Group, Inc.
40,000 5.500%,  8/10/2024
b,i,k
39,005
25,000 3.500%,  4/1/2025 24,061
44,000 4.250%,  10/21/2025 42,171
43,000 0.855%,  2/12/2026
b
39,884
48,000 3.650%,  8/10/2026
b,k
37,198
50,000 4.125%,  11/10/2026
b,k
39,616
97,000 1.948%,  10/21/2027
b
85,070
40,000 2.640%,  2/24/2028
b
35,434
166,000 3.615%,  3/15/2028
b
151,987
81,000 4.482%,  8/23/2028
b
75,837
75,000 3.814%,  4/23/2029
b
67,371
37,000 3.800%,  3/15/2030 31,968
37,000 2.615%,  4/22/2032
b
28,190
38,000 2.383%,  7/21/2032
b
28,205
Hartford Financial Services Group,
Inc.
37,000 2.800%,  8/19/2029 31,303
59,000
7.751%,  (TSFR3M +
2.387%), 2/12/2047
b,f
50,512
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
9,000 Zero Coupon,  5/1/2025
f
8,508
87,000 3.750%,  8/15/2028
f
75,705
HSBC Holdings plc
59,000 3.803%,  3/11/2025
b
58,382
13,000 6.375%,  3/30/2025
b,k
12,255
36,000 2.633%,  11/7/2025
b
34,519
35,000 1.645%,  4/18/2026
b
32,542
35,000 1.589%,  5/24/2027
b
30,829
70,000 2.251%,  11/22/2027
b
61,373
105,000 4.583%,  6/19/2029
b
95,680
60,000 4.600%,  12/17/2030
b,k
43,381
45,000 2.804%,  5/24/2032
b
33,879
HUB International, Ltd.
72,000 5.625%,  12/1/2029
f
62,008

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (43.8%) Value
Financials (5.1%) - continued
Huntington Bancshares, Inc.
$ 73,000 4.450%,  10/15/2027
b,k
$ 54,475
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
40,000 6.375%,  12/15/2025 37,630
80,000 5.250%,  5/15/2027 68,500
ING Groep NV
76,000 1.726%,  4/1/2027
b
67,884
54,000 6.083%,  9/11/2027
b
53,485
Intercontinental Exchange, Inc.
61,000 4.350%,  6/15/2029 56,173
Invitation Homes Operating
Partnership, LP
65,000 2.000%,  8/15/2031 46,802
J.P. Morgan Chase & Company
72,000
8.934%,  (TSFR3M +
3.562%), 2/1/2024
b,k
72,100
105,000 5.000%,  8/1/2024
b,k
101,610
133,000 4.023%,  12/5/2024
b
132,666
69,000 4.600%,  2/1/2025
b,k
64,285
182,000 1.561%,  12/10/2025
b
172,231
20,000 2.083%,  4/22/2026
b
18,796
55,000 3.650%,  6/1/2026
b,k
47,711
162,000 1.045%,  11/19/2026
b
145,698
76,000 1.578%,  4/22/2027
b
67,802
82,000 2.947%,  2/24/2028
b
73,809
112,000 4.005%,  4/23/2029
b
102,002
38,000 2.069%,  6/1/2029
b
31,586
149,000 4.493%,  3/24/2031
b
134,414
40,000 2.963%,  1/25/2033
b
31,164
42,000 4.912%,  7/25/2033
b
37,726
40,000 5.717%,  9/14/2033
b
37,458
37,000 5.350%,  6/1/2034
b
34,126
35,000 6.254%,  10/23/2034
b
34,528
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
23,000 5.000%,  8/15/2028
f
18,356
KeyBank NA/Cleveland, OH
56,000 3.900%,  4/13/2029 43,692
75,000 5.000%,  1/26/2033 60,383
Kilroy Realty, LP
59,000 4.250%,  8/15/2029 49,082
Lincoln National Corporation
40,000
7.996%,  (LIBOR 3M +
2.358%), 11/17/2023
b
25,900
Lloyds Banking Group plc
127,000 1.627%,  5/11/2027
b
112,485
LPL Holdings, Inc.
55,000 4.000%,  3/15/2029
f
47,293
M&T Bank Corporation
82,000 3.500%,  9/1/2026
b,k
54,834
Macquarie Group, Ltd.
76,000 1.629%,  9/23/2027
b,f
66,123
Manufacturers & Traders Trust
Company
80,000 4.700%,  1/27/2028 72,494
Marsh & McLennan Companies,
Inc.
41,000 2.375%,  12/15/2031 31,377
MetLife, Inc.
72,000 3.850%,  9/15/2025
b,k
65,462
40,000 5.875%,  3/15/2028
b,k
35,229
Principal
Amount Long-Term Fixed Income (43.8%) Value
Financials (5.1%) - continued
$ 51,000 6.400%,  12/15/2036 $ 47,811
Metropolitan Life Global Funding I
71,000 2.950%,  4/9/2030
f
58,586
Mid-America Apartments, LP
74,000 4.200%,  6/15/2028 68,926
Mitsubishi UFJ Financial Group,
Inc.
35,000 1.412%,  7/17/2025 32,341
78,000 1.538%,  7/20/2027
b
68,902
Mizuho Financial Group, Inc.
99,000 1.554%,  7/9/2027
b
87,461
82,000 2.564%,  9/13/2031 60,254
40,000 5.748%,  7/6/2034
b
37,183
Molina Healthcare, Inc.
48,000 4.375%,  6/15/2028
f
42,721
Morgan Stanley
32,000 2.720%,  7/22/2025
b
31,135
79,000 1.164%,  10/21/2025
b
74,738
20,000 5.000%,  11/24/2025 19,543
35,000 2.630%,  2/18/2026
b
33,323
20,000 2.188%,  4/28/2026
b
18,812
70,000 6.138%,  10/16/2026
b
69,805
126,000 0.985%,  12/10/2026
b
112,134
76,000 1.593%,  5/4/2027
b
67,532
80,000 1.512%,  7/20/2027
b
70,227
27,000 5.123%,  2/1/2029
b
25,706
238,000 3.622%,  4/1/2031
b
201,509
40,000 2.943%,  1/21/2033
b
30,696
41,000 4.889%,  7/20/2033
b
36,308
40,000 5.250%,  4/21/2034
b
36,040
14,000 5.424%,  7/21/2034
b
12,778
85,000 2.484%,  9/16/2036
b
60,130
MPT Operating Partnership, LP/
MPT Finance Corporation
20,000 5.250%,  8/1/2026 17,220
55,000 4.625%,  8/1/2029 38,078
Nasdaq, Inc.
42,000 5.350%,  6/28/2028 40,899
Nationstar Mortgage Holdings,
Inc.
46,000 6.000%,  1/15/2027
f
42,758
NatWest Group plc
54,000 4.269%,  3/22/2025
b
53,457
37,000 4.892%,  5/18/2029
b
34,233
57,000 3.754%,  11/1/2029
b
54,395
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
51,000 4.500%,  9/30/2028
f
38,186
New York Life Global Funding
37,000 4.550%,  1/28/2033
f
33,058
NFP Corporation
34,000 6.875%,  8/15/2028
f
29,033
Nippon Life Insurance Company
142,000 5.100%,  10/16/2044
b,f
139,219
NNN REIT, Inc.
37,000 2.500%,  4/15/2030 29,441
Nomura Holdings, Inc.
58,000 2.172%,  7/14/2028 47,724
Northern Trust Corporation
62,000 4.000%,  5/10/2027 58,276

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (43.8%) Value
Financials (5.1%) - continued
Office Properties Income Trust
$ 25,000 2.650%,  6/15/2026 $ 16,437
Omega Healthcare Investors, Inc.
39,000 4.750%,  1/15/2028 35,571
38,000 3.375%,  2/1/2031 29,214
OneMain Finance Corporation
152,000 6.875%,  3/15/2025 149,962
49,000 3.875%,  9/15/2028 38,742
Park Intermediate Holdings, LLC
91,000 4.875%,  5/15/2029
f
75,948
Pebblebrook Hotel Trust,
Convertible
229,000 1.750%,  12/15/2026 180,363
Pine Street Trust I
37,000 4.572%,  2/15/2029
f
32,890
PNC Bank NA
37,000 2.700%,  10/22/2029 29,395
PNC Financial Services Group,
Inc.
95,000 5.671%,  10/28/2025
b
94,040
55,000 3.400%,  9/15/2026
b,k
39,575
52,000 6.200%,  9/15/2027
b,i,k
46,264
42,000 5.582%,  6/12/2029
b
40,213
52,000 6.250%,  3/15/2030
b,k
42,796
39,000 6.875%,  10/20/2034
b
38,976
PRA Group, Inc.
52,000 7.375%,  9/1/2025
f
48,620
43,000 8.375%,  2/1/2028
f
35,421
Principal Life Global Funding II
59,000 1.250%,  8/16/2026
f
51,805
Prologis, LP
75,000 3.375%,  12/15/2027 68,287
Provident Financing Trust I
36,000 7.405%,  3/15/2038 34,806
Prudential Financial, Inc.
40,000 5.125%,  3/1/2052
b
34,010
39,000 6.750%,  3/1/2053
b
36,730
125,000 5.200%,  3/15/2044
b
123,196
36,000 3.700%,  10/1/2050
b
28,363
Public Storage Operating
Company
42,000 5.100%,  8/1/2033 38,918
QBE Insurance Group, Ltd.
36,000 5.875%,  5/12/2025
b,f,k
34,406
Quicken Loans, LLC
23,000 3.875%,  3/1/2031
f
17,786
Radian Group, Inc.
40,000 4.875%,  3/15/2027 37,122
Realty Income Corporation
39,000 4.875%,  6/1/2026 37,980
56,000 3.950%,  8/15/2027 51,998
Redwood Trust, Inc., Convertible
12,000 7.750%,  6/15/2027 10,282
Regions Financial Corporation
41,000 2.250%,  5/18/2025 37,647
52,000 5.750%,  6/15/2025
b,k
47,699
Reinsurance Group of America,
Inc.
43,000 6.000%,  9/15/2033 40,445
RLJ Lodging Trust, LP
24,000 3.750%,  7/1/2026
f
21,599
Principal
Amount Long-Term Fixed Income (43.8%) Value
Financials (5.1%) - continued
$ 68,000 4.000%,  9/15/2029
f
$ 55,420
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
55,000 3.625%,  3/1/2029
f
44,698
Royal Bank of Canada
78,000 0.750%,  10/7/2024 74,346
Santander Holdings USA, Inc.
75,000 3.450%,  6/2/2025 70,957
41,000 2.490%,  1/6/2028
b
35,298
41,000 6.499%,  3/9/2029
b
39,654
Santander UK Group Holdings plc
79,000 1.673%,  6/14/2027
b
68,855
Service Properties Trust
30,000 4.650%,  3/15/2024 29,641
15,000 4.350%,  10/1/2024 14,379
56,000 7.500%,  9/15/2025 54,408
75,000 5.500%,  12/15/2027 63,319
Simon Property Group, LP
78,000 2.650%,  7/15/2030 62,883
SLM Corporation
30,000 4.200%,  10/29/2025 27,900
Societe Generale SA
36,000 2.625%,  10/16/2024
f
34,745
35,000 1.488%,  12/14/2026
b,f
31,187
Spirit Realty, LP
83,000 3.200%,  1/15/2027 75,119
Standard Chartered plc
35,000 0.991%,  1/12/2025
b,f
34,574
35,000 6.000%,  7/26/2025
b,f,i,k
32,933
59,000 2.608%,  1/12/2028
b,f
51,817
Starwood Property Trust, Inc.,
Convertible
94,000 6.750%,  7/15/2027 90,334
State Street Corporation
42,000 5.272%,  8/3/2026 41,329
41,000 4.421%,  5/13/2033
b
35,803
Sumitomo Life Insurance Company
90,000 3.375%,  4/15/2081
b,f
72,783
Sumitomo Mitsui Financial Group,
Inc.
36,000 2.448%,  9/27/2024 34,859
59,000 2.174%,  1/14/2027 52,225
75,000 5.716%,  9/14/2028 73,398
56,000 2.142%,  9/23/2030 42,425
55,000 5.766%,  1/13/2033 52,152
Sumitomo Mitsui Trust Bank, Ltd.
29,000 1.050%,  9/12/2025
f
26,469
Summit Hotel Properties, Inc.,
Convertible
94,000 1.500%,  2/15/2026 77,803
Synchrony Financial
34,000 4.250%,  8/15/2024 33,289
14,000 7.250%,  2/2/2033 11,872
Synovus Bank
40,000 5.625%,  2/15/2028 35,525
Toronto-Dominion Bank
33,000 8.125%,  10/31/2082
b
32,375
39,000 5.156%,  1/10/2028 37,599
61,000 5.523%,  7/17/2028 59,471
41,000 4.456%,  6/8/2032 35,752

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (43.8%) Value
Financials (5.1%) - continued
Truist Bank
$ 36,000 2.250%,  3/11/2030 $ 26,585
Truist Financial Corporation
80,000 6.047%,  6/8/2027
b
78,361
38,000 1.887%,  6/7/2029
b
30,460
90,000 5.100%,  3/1/2030
b,k
72,079
U.S. Bancorp
69,000 5.727%,  10/21/2026
b
68,010
67,000 4.548%,  7/22/2028
b
62,193
22,000 5.836%,  6/12/2034
b
20,263
UBS Group AG
31,000 2.593%,  9/11/2025
b,f
29,896
73,000 2.193%,  6/5/2026
b,f
67,955
82,000 3.869%,  1/12/2029
b,f
73,409
UDR, Inc.
83,000 3.000%,  8/15/2031 65,740
United Wholesale Mortgage, LLC
15,000 5.500%,  11/15/2025
f
14,257
37,000 5.500%,  4/15/2029
f
30,988
UnitedHealth Group, Inc.
85,000 5.250%,  2/15/2028 84,438
83,000 4.200%,  5/15/2032 73,589
USB Realty Corporation
48,000
6.802%,  (TSFR3M +
1.409%), 1/15/2027
b,f,k
34,679
USI, Inc./NY
19,000 6.875%,  5/1/2025
f
18,826
Ventas Realty, LP
32,000 3.750%,  5/1/2024 31,544
Ventas Realty, LP, Convertible
141,000 3.750%,  6/1/2026
f
138,039
Wells Fargo & Company
90,000 2.406%,  10/30/2025
b
86,357
67,000 3.900%,  3/15/2026
b,k
58,033
84,000 2.188%,  4/30/2026
b
79,019
40,000
6.155%,  (TSFR3M +
0.762%), 1/15/2027
b
37,866
41,000 3.526%,  3/24/2028
b
37,383
88,000 3.584%,  5/22/2028
b
80,101
67,000 4.808%,  7/25/2028
b
63,381
56,000 7.625%,  9/15/2028
b,k
56,073
152,000 4.478%,  4/4/2031
b
135,054
28,000 5.389%,  4/24/2034
b
25,347
28,000 5.557%,  7/25/2034
b
25,631
36,000 6.491%,  10/23/2034
b
35,374
Welltower OP, LLC, Convertible
235,000 2.750%,  5/15/2028
f
240,875
Westpac Banking Corporation
56,000 4.110%,  7/24/2034
b
47,535
Willis North America, Inc.
74,000 4.500%,  9/15/2028 68,787
XHR, LP
24,000 6.375%,  8/15/2025
f
23,280
38,000 4.875%,  6/1/2029
f
32,151
Total 19,455,426
Principal
Amount Long-Term Fixed Income (43.8%) Value
Foreign Government (<0.1%)
NBN Company, Ltd.
$ 73,000 2.625%,  5/5/2031
f
$ 57,706
Total 57,706
Mortgage-Backed Securities (13.3%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,979,488 2.500%,  5/1/2051 1,527,390
1,308,364 3.500%,  5/1/2052 1,091,137
1,119,020 4.000%,  5/1/2052 975,642
3,623,818 3.500%,  6/1/2052 3,024,423
1,300,454 5.000%,  7/1/2053 1,203,417
840,363 5.500%,  7/1/2053 799,113
222,341 5.000%,  8/1/2053 206,164
399,437 5.500%,  9/1/2053 379,658
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,282,454 2.500%,  7/1/2030 1,185,528
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,152,343 3.500%,  5/1/2040 994,860
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,803,320 3.000%,  1/1/2052 2,262,748
399,614 2.000%,  2/1/2051 296,434
249,450 2.000%,  2/1/2051 184,736
1,300,775 2.500%,  2/1/2051 1,008,433
1,457,821 2.500%,  2/1/2051 1,127,212
2,653,473 2.000%,  3/1/2051 1,964,110
1,391,817 4.000%,  3/1/2051 1,227,344
2,814,259 3.000%,  3/1/2052 2,260,107
1,816,010 2.000%,  4/1/2051 1,343,711
1,701,618 3.000%,  4/1/2051 1,367,490
1,779,270 3.000%,  5/1/2050 1,442,064
470,758 2.000%,  5/1/2051 347,586
910,402 3.000%,  5/1/2051 743,351
957,804 3.000%,  6/1/2050 785,005
397,934 5.000%,  6/1/2053 368,487
2,197,483 2.500%,  7/1/2051 1,695,952
910,058 3.500%,  7/1/2051 773,530
1,066,748 2.500%,  8/1/2050 835,474
1,781,165 3.500%,  8/1/2050 1,516,052
1,258,324 4.500%,  8/1/2052
e
1,130,896
273,882 5.000%,  8/1/2053 253,616
1,396,810 3.500%,  9/1/2052 1,170,682
232,065 5.000%,  9/1/2052 214,132
296,710 4.500%,  9/1/2053 266,107
947,598 4.500%,  9/1/2053 847,186
1,853,556 4.000%,  10/1/2052 1,607,237
471,364 2.000%,  11/1/2051 348,272
1,881,338 2.000%,  12/1/2050 1,393,721
3,645,221 4.500%,  12/1/2052 3,277,567
650,000 6.000%,  11/1/2041
e
632,473
1,500,000 4.000%,  11/1/2048
e
1,295,625
400,000 4.500%,  11/1/2048
e
357,150
1,475,000 5.000%,  11/1/2048
e
1,359,766
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,470,321 2.500%,  3/1/2062 1,830,497

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (43.8%) Value
Mortgage-Backed Securities (13.3%) -
continued
$ 967,609 3.500%,  7/1/2061 $ 796,501
955,396 4.000%,  12/1/2061 825,626
Total 50,544,212
Technology (1.3%)
Advanced Micro Devices, Inc.
41,000 3.924%,  6/1/2032 35,893
Akamai Technologies, Inc.,
Convertible
66,000 0.125%,  5/1/2025 76,383
141,000 0.375%,  9/1/2027 143,326
102,000 1.125%,  2/15/2029
f
100,215
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 15,421
Apple, Inc.
113,000 2.200%,  9/11/2029 95,646
81,000 1.650%,  2/8/2031 63,027
AthenaHealth Group, Inc.
112,000 6.500%,  2/15/2030
f,i
91,532
Block, Inc., Convertible
40,000 0.125%,  3/1/2025 36,840
159,000 0.250%,  11/1/2027 118,852
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
56,000 3.875%,  1/15/2027 52,341
Broadcom, Inc.
41,000 4.000%,  4/15/2029
f
36,623
Cloud Software Group, Inc.
64,000 6.500%,  3/31/2029
f
56,189
23,000 9.000%,  9/30/2029
f
19,586
CommScope, Inc.
45,000 7.125%,  7/1/2028
f
16,875
CSG Systems International, Inc.,
Convertible
135,000 3.875%,  9/15/2028
f
125,137
Dell International, LLC/EMC
Corporation
63,000 5.250%,  2/1/2028 61,567
28,000 5.300%,  10/1/2029 26,711
Euronet Worldwide, Inc.,
Convertible
45,000 0.750%,  3/15/2049 41,231
Fiserv, Inc.
60,000 2.750%,  7/1/2024 58,699
87,000 4.200%,  10/1/2028 80,301
20,000 5.600%,  3/2/2033 18,820
Gartner, Inc.
40,000 3.625%,  6/15/2029
f
33,778
110,000 3.750%,  10/1/2030
f
91,046
Global Payments, Inc.
18,000 2.650%,  2/15/2025 17,162
63,000 4.950%,  8/15/2027 59,814
37,000 3.200%,  8/15/2029 31,055
II-VI, Inc.
26,000 5.000%,  12/15/2029
f
22,063
Intel Corporation
81,000 5.125%,  2/10/2030 78,380
InterDigital, Inc., Convertible
181,000 3.500%,  6/1/2027
i
204,030
Principal
Amount Long-Term Fixed Income (43.8%) Value
Technology (1.3%) - continued
Iron Mountain, Inc.
$ 28,000 4.875%,  9/15/2027
f
$ 25,596
120,000 5.000%,  7/15/2028
f
107,385
85,000 4.875%,  9/15/2029
f
74,040
60,000 4.500%,  2/15/2031
f
49,079
Jabil, Inc.
40,000 5.450%,  2/1/2029 38,449
Lumentum Holdings, Inc.,
Convertible
257,000 0.500%,  6/15/2028
i
179,082
Marvell Technology, Inc.
37,000 2.950%,  4/15/2031 29,208
Mastercard, Inc.
41,000 2.000%,  11/18/2031 31,284
Microchip Technology, Inc.,
Convertible
197,000 0.125%,  11/15/2024
i
198,847
Moody's Corporation
40,000 4.250%,  8/8/2032 35,291
NCR Voyix Corporation
87,000 5.125%,  4/15/2029
f
74,813
NVIDIA Corporation
19,000 2.850%,  4/1/2030 16,239
NXP BV/NXP Funding, LLC
40,000 4.875%,  3/1/2024 39,858
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
14,000 2.700%,  5/1/2025 13,305
37,000 4.300%,  6/18/2029 33,386
ON Semiconductor Corporation,
Convertible
124,000 Zero Coupon,  5/1/2027 161,944
7,000 0.500%,  3/1/2029
f
6,125
Open Text Corporation
76,000 3.875%,  12/1/2029
f
62,151
70,000 4.125%,  2/15/2030
f
58,002
Oracle Corporation
40,000 6.150%,  11/9/2029 40,145
130,000 2.950%,  4/1/2030 107,745
63,000 6.250%,  11/9/2032 62,409
PayPal Holdings, Inc.
38,000 2.850%,  10/1/2029 32,319
58,000 2.300%,  6/1/2030 46,500
Progress Software Corporation,
Convertible
60,000 1.000%,  4/15/2026 60,660
PTC, Inc.
30,000 3.625%,  2/15/2025
f
28,919
70,000 4.000%,  2/15/2028
f
62,067
Rackspace Technology Global,
Inc.
65,000 5.375%,  12/1/2028
f
19,007
RingCentral, Inc.
54,000 8.500%,  8/15/2030
f
51,300
S&P Global, Inc.
41,000 2.900%,  3/1/2032 32,897
Salesforce.com, Inc.
123,000 1.950%,  7/15/2031 94,963
Seagate HDD Cayman
33,000 8.500%,  7/15/2031
f
33,580
62,760 9.625%,  12/1/2032
f
66,903

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (43.8%) Value
Technology (1.3%) - continued
Semtech Corporation, Convertible
$ 51,000 1.625%,  11/1/2027 $ 33,864
10,000 4.000%,  11/1/2028
f
9,130
Sensata Technologies, Inc.
54,000 3.750%,  2/15/2031
f
43,219
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
20,000 4.625%,  11/1/2026
f
18,475
SS&C Technologies, Inc.
179,000 5.500%,  9/30/2027
f
167,951
Verint Systems, Inc., Convertible
82,000 0.250%,  4/15/2026 69,085
Viavi Solutions, Inc.
49,000 3.750%,  10/1/2029
f
38,141
Viavi Solutions, Inc., Convertible
39,000 1.625%,  3/15/2026
f
35,626
Vishay Intertechnology, Inc.,
Convertible
234,000 2.250%,  9/15/2030
f
214,080
VMware, Inc.
80,000 1.400%,  8/15/2026 70,470
54,000 2.200%,  8/15/2031 39,920
Xilinx, Inc.
26,000 2.375%,  6/1/2030 21,199
Ziff Davis, Inc., Convertible
187,000 1.750%,  11/1/2026 168,206
Total 4,811,407
Transportation (0.5%)
Air Transport Services Group, Inc.,
Convertible
128,000 3.875%,  8/15/2029
f
118,144
American Airlines Group, Inc.
16,000 3.750%,  3/1/2025
f
14,928
American Airlines, Inc.
172,000 11.750%,  7/15/2025
f
182,234
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
111,667 5.500%,  4/20/2026
f
108,590
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
34,000 5.375%,  3/1/2029
f
29,121
Canadian Pacific Railway
Company
76,000 1.750%,  12/2/2026 67,580
CSX Corporation
37,000 4.250%,  3/15/2029 34,527
Delta Air Lines, Inc.
82,000 4.375%,  4/19/2028
i
75,319
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
54,054 4.500%,  10/20/2025
f
52,540
ERAC USA Finance, LLC
79,000 3.850%,  11/15/2024
f
77,285
Hawaiian Brand Intellectual
Property, Ltd.
108,000 5.750%,  1/20/2026
f
79,798
Hertz Corporation
40,000 4.625%,  12/1/2026
f
33,505
84,000 5.000%,  12/1/2029
f
60,304
Principal
Amount Long-Term Fixed Income (43.8%) Value
Transportation (0.5%) - continued
JetBlue Airways Corporation,
Convertible
$ 152,000 0.500%,  4/1/2026
i
$ 94,049
Mileage Plus Holdings, LLC
84,750 6.500%,  6/20/2027
f
83,722
Norfolk Southern Corporation
58,000 4.450%,  3/1/2033 51,458
Penske Truck Leasing Company,
LP/PTL Finance Corporation
30,000 1.200%,  11/15/2025
f
27,079
51,000 5.750%,  5/24/2026
f
50,167
39,000 1.700%,  6/15/2026
f
34,618
Rand Parent, LLC
60,000 8.500%,  2/15/2030
f
54,792
RXO, Inc.
57,000 7.500%,  11/15/2027
f
56,985
Ryder System, Inc.
46,000 2.850%,  3/1/2027 41,558
Southwest Airlines Company
36,000 5.125%,  6/15/2027 34,737
44,000 2.625%,  2/10/2030 35,538
Southwest Airlines Company,
Convertible
265,000 1.250%,  5/1/2025
i
251,352
Spirit Loyalty Cayman, Ltd.
32,000 8.000%,  9/20/2025
f
23,600
Union Pacific Corporation
37,000 2.150%,  2/5/2027 33,218
United Airlines, Inc.
51,000 4.375%,  4/15/2026
f
47,308
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
17,000 7.875%,  5/1/2027
f,i
13,074
76,000 6.375%,  2/1/2030
f
50,684
Total 1,917,814
U.S. Government & Agencies (4.9%)
U.S. Treasury Bonds
900,000 4.000%,  11/15/2052 752,133
1,490,000 3.250%,  5/15/2042 1,134,670
4,470,000 3.375%,  8/15/2042 3,458,488
U.S. Treasury Notes
3,200,000 0.125%,  2/15/2024 3,151,375
1,050,000 0.500%,  3/31/2025 982,283
1,990,000 0.500%,  2/28/2026 1,795,353
590,000 0.500%,  4/30/2027 507,608
1,580,000 1.125%,  2/29/2028 1,351,641
3,500,000 4.125%,  7/31/2028 3,395,410
870,000 1.375%,  11/15/2031 667,725
1,000,000 4.125%,  11/15/2032 942,109
678,000 3.375%,  5/15/2033 599,500
Total 18,738,295
Utilities (1.3%)
AEP Texas, Inc.
42,000 4.700%,  5/15/2032 37,279
AES Corporation
73,000 3.950%,  7/15/2030
f
61,012
Algonquin Power & Utilities
Corporation
45,000 4.750%,  1/18/2082
b
35,525

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (43.8%) Value
Utilities (1.3%) - continued
Alliant Energy Corporation,
Convertible
$ 103,000 3.875%,  3/15/2026
f
$ 100,114
Ameren Corporation
46,000 1.750%,  3/15/2028 38,536
American Electric Power
Company, Inc.
60,000 2.031%,  3/15/2024 58,989
38,000 2.300%,  3/1/2030 29,860
20,000 5.625%,  3/1/2033 18,772
American Water Capital
Corporation, Convertible
134,000 3.625%,  6/15/2026
f
128,932
Arizona Public Service Company
39,000 5.550%,  8/1/2033 36,638
Atmos Energy Corporation
42,000 5.900%,  11/15/2033 41,384
Calpine Corporation
52,000 4.500%,  2/15/2028
f
46,888
CenterPoint Energy, Inc.
36,000 2.500%,  9/1/2024 34,945
57,000 1.450%,  6/1/2026 51,185
57,000 2.650%,  6/1/2031 44,446
CenterPoint Energy, Inc.,
Convertible
130,000 4.250%,  8/15/2026
f
126,945
CMS Energy Corporation,
Convertible
135,000 3.375%,  5/1/2028
f
127,440
Constellation Energy Generation,
LLC
40,000 5.800%,  3/1/2033 37,936
Dominion Energy, Inc.
32,000 3.071%,  8/15/2024 31,238
46,000 3.375%,  4/1/2030 38,684
DTE Energy Company
63,000 4.220%,  11/1/2024 61,771
36,000 4.875%,  6/1/2028 34,243
Duke Energy Corporation
49,000 3.250%,  1/15/2082
b
35,202
16,000 4.875%,  9/16/2024
b,k
15,482
96,000 2.450%,  6/1/2030 76,503
40,000 4.500%,  8/15/2032 34,939
43,000 5.750%,  9/15/2033 40,844
Duke Energy Corporation,
Convertible
322,000 4.125%,  4/15/2026
f
313,522
Edison International
52,000 4.950%,  4/15/2025 50,950
50,000 5.000%,  12/15/2026
b,k
44,498
Enel Finance International NV
80,000 1.375%,  7/12/2026
f
70,540
Entergy Corporation
29,000 0.900%,  9/15/2025 26,393
38,000 1.900%,  6/15/2028 31,764
Evergy, Inc.
36,000 2.450%,  9/15/2024 34,856
Eversource Energy
91,000 4.600%,  7/1/2027 86,661
39,000 5.125%,  5/15/2033 35,251
Exelon Corporation
38,000 4.050%,  4/15/2030 33,567
Principal
Amount Long-Term Fixed Income (43.8%) Value
Utilities (1.3%) - continued
Fells Point Funding Trust
$ 100,000 3.046%,  1/31/2027
f
$ 90,225
FirstEnergy Corporation,
Convertible
194,000 4.000%,  5/1/2026
f
188,374
Florida Power & Light Company
38,000 4.400%,  5/15/2028 36,155
Georgia Power Company
25,000 4.950%,  5/17/2033 22,819
ITC Holdings Corporation
40,000 4.950%,  9/22/2027
f
38,623
Jersey Central Power & Light
Company
81,000 2.750%,  3/1/2032
f
62,117
National Rural Utilities Cooperative
Finance Corporation
70,000 3.450%,  6/15/2025 67,491
41,000 5.050%,  9/15/2028 39,822
NextEra Energy Capital Holdings,
Inc.
39,000 3.800%,  3/15/2082
b
31,200
39,000 6.051%,  3/1/2025 38,978
58,000 5.749%,  9/1/2025 57,727
38,000 2.250%,  6/1/2030 29,611
NextEra Energy Operating
Partners, LP
115,000 3.875%,  10/15/2026
f
104,560
NextEra Energy Partners, LP,
Convertible
56,000 Zero Coupon,  6/15/2024
f
53,144
188,000 Zero Coupon,  11/15/2025
f
159,518
NiSource, Inc.
37,000 2.950%,  9/1/2029 31,488
NRG Energy, Inc.
48,000 2.000%,  12/2/2025
f
43,651
41,000 10.250%,  3/15/2028
b,f,k
39,580
24,000 3.375%,  2/15/2029
f
19,534
30,000 5.250%,  6/15/2029
f
26,468
NRG Energy, Inc., Convertible
236,000 2.750%,  6/1/2048 263,612
PG&E Corporation
58,000 5.000%,  7/1/2028 52,545
PPL Capital Funding, Inc.,
Convertible
165,000 2.875%,  3/15/2028
f
150,975
Public Service Enterprise Group,
Inc.
40,000 5.875%,  10/15/2028 39,585
37,000 1.600%,  8/15/2030 27,766
Sempra
72,000 4.875%,  10/15/2025
b,k
67,238
56,000 3.400%,  2/1/2028 50,464
Southern California Edison
Company
19,000 5.950%,  11/1/2032 18,555
Southern Company
41,000 4.475%,  8/1/2024 40,454
50,000 5.700%,  10/15/2032 47,903
29,000 4.000%,  1/15/2051
b
26,459
90,000 3.750%,  9/15/2051
b
76,958
Southern Company, Convertible
320,000 3.875%,  12/15/2025
f
313,920

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (43.8%) Value
Utilities (1.3%) - continued
Talen Energy Supply, LLC
$ 54,000 8.625%,  6/1/2030
f
$ 54,870
TerraForm Power Operating, LLC
120,000 5.000%,  1/31/2028
f
109,934
Vistra Operations Company, LLC
82,000 5.125%,  5/13/2025
f
80,126
129,000 5.000%,  7/31/2027
f
118,007
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 41,586
60,000 4.600%,  6/1/2032 53,040
Total 4,968,816
Total Long-Term Fixed Income
(cost $183,159,302) 166,548,351
Shares Common Stock ( 29.8% ) Value
Communications Services (2.2%)
4,730 Alphabet, Inc., Class A
m
586,898
23,745 Alphabet, Inc., Class C
m
2,975,249
21,112 Comcast Corporation 871,715
23,257 DISH Network Corporation
m
113,959
604 Emerald Holding, Inc.
m
3,008
340 Liberty Latin America, Ltd., Class
A
m
2,322
6,342 Meta Platforms, Inc.
m
1,910,654
851 Netflix, Inc.
m
350,348
18,690 QuinStreet, Inc.
m
211,384
31,066 Verizon Communications, Inc. 1,091,349
19,735 Warner Brothers Discovery, Inc.
m
196,166
518 Windstream Services, LLC
m
4,792
3,940 Ziff Davis, Inc.
m
238,212
Total 8,556,056
Consumer Discretionary (3.1%)
20,424 Amazon.com, Inc.
m
2,718,230
6,574 Aptiv plc
m
573,253
858 Bloomin' Brands, Inc. 20,026
262 Booking Holdings, Inc.
m
730,865
1,312 Boot Barn Holdings, Inc.
m
91,184
5,001 Cedar Fair, LP 177,535
216 Chipotle Mexican Grill, Inc.
m
419,515
9,161 Clarus Corporation 53,042
3,175 Columbia Sportswear Company 234,315
12,506 Cooper-Standard Holdings, Inc.
m
155,325
3,246 Crocs, Inc.
m
289,933
2,683 D.R. Horton, Inc. 280,105
1,354 Domino's Pizza, Inc. 458,992
11,247 Everi Holdings, Inc.
m
121,355
5,570 General Motors Company 157,074
1,112 Grand Canyon Education, Inc.
m
131,583
1,515 Hilton Worldwide Holdings, Inc. 229,568
3,550 Home Depot, Inc. 1,010,649
2,911 Lowe's Companies, Inc. 554,749
613 Lululemon Athletica, Inc.
m
241,203
2,326 McDonald's Corporation 609,807
721 Meritage Homes Corporation 82,208
93 NVR, Inc.
m
503,374
2,239 Papa John's International, Inc. 145,580
4,963 Skyline Champion Corporation
m
290,981
4,255 Sony Group Corporation ADR 353,378
10,269 Stoneridge, Inc.
m
167,077
4,790 Tesla, Inc.
m
962,024
Shares Common Stock (29.8%) Value
Consumer Discretionary (3.1%) - continued
27,848 ThredUp, Inc.
m
$ 89,671
Total 11,852,601
Consumer Staples (1.7%)
4,799 Altria Group, Inc. 192,776
818 Archer-Daniels-Midland Company 58,544
6,219 BJ's Wholesale Club Holdings,
Inc.
m
423,638
1,172 Casey's General Stores, Inc. 318,679
10,614 Coca-Cola Company 599,585
554 Constellation Brands, Inc. 129,719
27,445 Coty, Inc.
m
257,160
2,275 John B. Sanfilippo & Son, Inc. 232,641
12,125 Kenvue, Inc. 225,525
3,068 Kimberly-Clark Corporation 367,056
4,277 Lamb Weston Holdings, Inc. 384,075
3,587 Mondelez International, Inc. 237,495
93 PepsiCo, Inc. 15,185
6,932 Philip Morris International, Inc. 618,057
7,451 Pilgrim's Pride Corporation
m
190,000
16,025 Primo Water Corporation 209,286
1,633 Procter & Gamble Company 244,999
5,302 Sysco Corporation 352,530
6,112 Turning Point Brands, Inc. 122,546
3,727 Tyson Foods, Inc. 172,746
5,038 US Foods Holding Corporation
m
196,180
6,544 Walmart, Inc. 1,069,355
Total 6,617,777
Energy (1.6%)
8,382 BP plc ADR 306,613
549 Cheniere Energy, Inc. 91,365
3,674 Chesapeake Energy Corporation 316,258
2,202 Chevron Corporation 320,897
5,537 ConocoPhillips 657,796
10,237 Devon Energy Corporation 476,737
16,504 Enterprise Products Partners, LP 429,764
331 EQT Corporation 14,028
8,676 Exxon Mobil Corporation 918,355
12,138 Halliburton Company 477,509
3,951 Marathon Petroleum Corporation 597,589
23,455 NOV, Inc. 468,162
2,876 Permian Resources Corporation 41,903
3,363 Pioneer Natural Resources
Company 803,757
6,173 TechnipFMC plc 132,843
Total 6,053,576
Financials (4.5%)
1,557 Allstate Corporation 199,498
19,734 Ally Financial, Inc. 477,366
3,866 American Express Company 564,552
6,106 American International Group, Inc. 374,359
1,582 Ameriprise Financial, Inc. 497,650
6,667 Arch Capital Group, Ltd.
m
577,896
22,708 Bank of America Corporation 598,129
104 Bank of Marin Bancorp 1,747
5,233 Bank of N.T. Butterfield & Son, Ltd. 132,186
9,004 Bank of New York Mellon
Corporation 382,670
1,483 Berkshire Hathaway, Inc.
m
506,192
275 BlackRock TCP Capital
Corporation 2,888
250 BlackRock, Inc. 153,070

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.8%) Value
Financials (4.5%) - continued
12,243 Bridgewater Bancshares, Inc.
m
$ 117,900
1,918 Byline Bancorp, Inc. 36,385
2,350 Capital One Financial Corporation 238,032
1,544 Central Pacific Financial
Corporation 24,364
10,064 Charles Schwab Corporation 523,731
3,123 Chubb, Ltd. 670,258
1,160 Cincinnati Financial Corporation 115,617
2,020 Citigroup, Inc. 79,770
1,264 Citizens Financial Group, Inc. 29,616
5,735 Comerica, Inc. 225,959
635 Community Trust Bancorp, Inc. 23,851
436 Dime Community Bancshares, Inc. 8,018
2,140 Discover Financial Services 175,651
838 Eagle Bancorp, Inc. 16,324
1,134 Ellington Residential Mortgage
REIT 5,988
16,015 F.N.B. Corporation 171,200
668 FactSet Research Systems, Inc. 288,503
4,306 Federated Hermes, Inc. 136,500
205 Financial Institutions, Inc. 3,247
1,821 First Horizon Corporation 19,576
144 First Mid-Illinois Bancshares, Inc. 3,934
991 Fiserv, Inc.
m
112,726
112 FS KKR Capital Corporation 2,122
5,957 Glacier Bancorp, Inc. 179,842
242 Golub Capital BDC, Inc. 3,485
499 Great Southern Bancorp, Inc. 24,810
1,731 Hanmi Financial Corporation 25,411
7,344 Heartland Financial USA, Inc. 201,226
435 Heritage Financial Corporation 7,078
529 Hometrust Bancshares, Inc. 10,903
2,929 Hope Bancorp, Inc. 25,658
2,781 Houlihan Lokey, Inc. 279,546
292 Independent Bank Corporation/MI 5,825
8,135 Intercontinental Exchange, Inc. 874,024
8,913 J.P. Morgan Chase & Company 1,239,442
2,136 Kinsale Capital Group, Inc. 713,232
2,143 M&T Bank Corporation 241,623
895 Marsh & McLennan Companies,
Inc. 169,737
2,349 Mastercard, Inc. 884,046
5,088 MetLife, Inc. 305,331
327 Metropolitan Bank Holding
Corporation
i,m
10,598
3,023 MGIC Investment Corporation 50,907
1,070 MidWestOne Financial Group, Inc. 21,314
2,845 Morgan Stanley 201,483
168 MSCI, Inc. 79,220
3,832 Nasdaq, Inc. 190,067
2,136 New York Community Bancorp,
Inc. 20,249
3,507 NU Holdings, Ltd./Cayman
Islands
m
28,757
10,924 PayPal Holdings, Inc.
m
565,863
52 PNC Financial Services Group,
Inc. 5,953
7,285 Radian Group, Inc. 184,602
5,755 Raymond James Financial, Inc. 549,257
2,689 RLI Corporation 358,282
193 SEI Investments Company 10,356
3,783 Triumph Financial, Inc.
m
235,492
222 TrustCo Bank Corporation NY 5,668
231 U.S. Bancorp 7,364
264 Visa, Inc. 62,066
Shares Common Stock (29.8%) Value
Financials (4.5%) - continued
5,090 Voya Financial, Inc. $ 339,859
19,797 Wells Fargo & Company 787,327
8,833 Western Alliance Bancorp 363,036
7,216 Zions Bancorp NA 222,613
Total 16,989,027
Health Care (3.6%)
4,628 Abbott Laboratories 437,577
1,516 Agilent Technologies, Inc. 156,709
1,378 Align Technology, Inc.
m
254,365
1,381 Amgen, Inc. 353,122
2,787 AstraZeneca plc ADR 176,222
13,217 Avantor, Inc.
m
230,372
2,680 Baxter International, Inc. 86,912
1,144 Biogen, Inc.
m
271,746
2,562 Bio-Techne Corporation 139,962
5,055 Centene Corporation
m
348,694
1,624 Cigna Group 502,141
153 Cooper Companies, Inc. 47,698
4,445 CVS Health Corporation 306,749
2,608 Danaher Corporation 500,788
427 Dentsply Sirona, Inc. 12,985
3,690 Edwards Lifesciences
Corporation
m
235,127
2,235 Elanco Animal Health, Inc.
m
19,690
1,099 Elevance Health, Inc. 494,649
219 Eli Lilly & Company 121,311
5,779 Enovis Corporation
m
265,256
5,958 Gilead Sciences, Inc. 467,941
6,399 Halozyme Therapeutics, Inc.
m
216,734
1,197 HCA Healthcare, Inc. 270,690
1,136 Hologic, Inc.
m
75,169
1,259 Intuitive Surgical, Inc.
m
330,135
3,161 Johnson & Johnson 468,903
2,803 Laboratory Corporation of America
Holdings 559,843
1,717 Lantheus Holdings, Inc.
m
110,918
30,998 Maravai LifeSciences Holdings,
Inc.
m
212,646
9,608 Medtronic plc 677,941
9,256 Merck & Company, Inc. 950,591
895 Molina Healthcare, Inc.
m
297,990
4,376 Novo Nordisk AS ADR 422,590
5,116 Option Care Health, Inc.
m
141,867
12,048 Pfizer, Inc. 368,187
4,565 Progyny, Inc.
m
140,876
1,792 QuidelOrtho Corporation
m
109,455
5,118 R1 RCM, Inc.
m
60,341
1,408 Sarepta Therapeutics, Inc.
m
94,773
636 Stryker Corporation 171,860
871 Thermo Fisher Scientific, Inc. 387,395
1,822 UnitedHealth Group, Inc. 975,790
277 Vertex Pharmaceuticals, Inc.
m
100,305
15,306 Viemed Healthcare, Inc.
m
96,581
754 Waters Corporation
m
179,852
3,070 Zimmer Biomet Holdings, Inc. 320,539
4,348 Zoetis, Inc. 682,636
Total 13,854,623
Industrials (3.9%)
3,627 Advanced Drainage Systems, Inc. 387,472
8,575 Air Lease Corporation 296,952
1,689 AMETEK, Inc. 237,761
346 Armstrong World Industries, Inc. 26,258

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.8%) Value
Industrials (3.9%) - continued
2,993 ASGN, Inc.
m
$ 249,796
1,399 Automatic Data Processing, Inc. 305,290
981 Axon Enterprise, Inc.
m
200,605
13,238 Badger Infrastructure Solutions,
Ltd. 350,627
6,215 Barnes Group, Inc. 129,210
807 Carlisle Companies, Inc. 205,051
132 Caterpillar, Inc. 29,839
2,488 Cimpress plc
m
148,459
24,387 CNH Industrial NV 267,769
17,718 CSX Corporation 528,882
932 Cummins, Inc. 201,592
777 Curtiss-Wright Corporation 154,475
493 Deere & Company 180,122
8,824 Delta Air Lines, Inc. 275,750
6,395 ExlService Holdings, Inc.
m
166,973
11,092 Fastenal Company 647,107
1,557 Ferguson plc 233,861
6,839 Flowserve Corporation 251,128
6,319 Fluor Corporation
m
210,360
1,927 General Dynamics Corporation 465,004
84 Gorman-Rupp Company 2,482
4,741 Greenbrier Companies, Inc. 163,991
5,043 Helios Technologies, Inc. 260,824
2,238 Honeywell International, Inc. 410,136
13,476 Howmet Aerospace, Inc. 594,292
18,264 Janus International Group, Inc.
m
170,951
1,069 JB Hunt Transport Services, Inc. 183,729
1,831 L3Harris Technologies, Inc. 328,500
1,138 Lincoln Electric Holdings, Inc. 198,922
3,642 ManpowerGroup, Inc. 254,831
786 Masco Corporation 40,943
14,780 Masterbrand, Inc.
m
164,206
3,476 Maximus, Inc. 259,727
4,840 Miller Industries, Inc. 176,031
1,377 Moog, Inc. 159,801
640 Northrop Grumman Corporation 301,715
1,278 Old Dominion Freight Line, Inc. 481,371
1,643 Oshkosh Corporation 144,140
1,494 Owens Corning, Inc. 169,375
1,357 Parker-Hannifin Corporation 500,611
2,451 Pentair plc 142,452
1,574 Quanta Services, Inc. 263,047
3,681 RB Global, Inc. 240,737
9,430 Schneider National, Inc. 238,862
579 Simpson Manufacturing Company,
Inc. 77,111
2,979 Tennant Company 221,101
5,621 Timken Company 388,524
1,274 Trane Technologies plc 242,455
11,218 Uber Technologies, Inc.
m
485,515
4,979 United Parcel Service, Inc. 703,284
1,527 United Rentals, Inc. 620,374
212 Veralto Corporation
m
14,628
Total 14,755,011
Information Technology (6.3%)
1,608 Adobe, Inc.
m
855,552
4,977 Advanced Micro Devices, Inc.
m
490,234
1,772 Amphenol Corporation 142,735
822 ANSYS, Inc.
m
228,730
16,802 Apple, Inc. 2,869,277
3,724 Applied Materials, Inc. 492,871
947 Autodesk, Inc.
m
187,156
59 Broadcom, Inc. 49,641
Shares Common Stock (29.8%) Value
Information Technology (6.3%) - continued
1,817 Calix, Inc.
m
$ 60,179
7,986 Ciena Corporation
m
337,009
34,505 Cisco Systems, Inc. 1,798,746
5,706 Cohu, Inc.
m
171,979
1,906 Crane NXT Company 99,112
18,208 Dropbox, Inc.
m
478,870
1,497 Enphase Energy, Inc.
m
119,131
1,289 FormFactor, Inc.
m
43,671
3,346 Fortinet, Inc.
m
191,291
12,603 Gilat Satellite Networks, Ltd.
m
75,744
2,667 Guidewire Software, Inc.
m
240,377
672 Insight Enterprises, Inc.
m
96,298
373 KLA Corporation 175,198
13,519 Knowles Corporation
m
175,612
136 Lam Research Corporation 79,998
780 Littelfuse, Inc. 169,003
15,845 Microsoft Corporation 5,357,353
509 NetApp, Inc. 37,045
1,405 NICE, Ltd. ADR
m
216,862
5,354 NVIDIA Corporation 2,183,361
3,529 ON Semiconductor Corporation
m
221,057
2,987 Plexus Corporation
m
293,682
10,923 QUALCOMM, Inc. 1,190,498
205 Roper Industries, Inc. 100,157
3,814 Salesforce, Inc.
m
765,966
11,532 Samsung Electronics Company,
Ltd. 574,004
1,358 ServiceNow, Inc.
m
790,152
1,235 Silicon Laboratories, Inc.
m
113,842
3,211 Sprout Social, Inc.
m
138,972
1,981 TE Connectivity, Ltd. 233,461
3,748 Texas Instruments, Inc. 532,253
4,082 Trimble, Inc.
m
192,385
34,111 TTM Technologies, Inc.
m
391,935
740 Tyler Technologies, Inc.
m
275,946
567 Universal Display Corporation 78,915
4,402 Varonis Systems, Inc.
m
148,083
880 VeriSign, Inc.
m
175,701
450 Western Digital Corporation
m
18,067
4,304 Wolfspeed, Inc.
m
145,647
1,532 Workiva, Inc.
m
133,422
Total 23,937,180
Materials (1.1%)
4,650 Alcoa Corporation 119,226
11,197 Axalta Coating Systems, Ltd.
m
293,697
6,823 Ball Corporation 328,528
1,452 Berry Plastics Group, Inc. 79,860
2,874 Carpenter Technology Corporation 180,257
4,791 CF Industries Holdings, Inc. 382,226
110 Eagle Materials, Inc. 16,930
3,219 Eastman Chemical Company 240,556
4,823 Ingevity Corporation
m
194,270
16,633 Ivanhoe Mines, Ltd.
m
122,581
557 Linde plc 212,863
4,315 Nucor Corporation 637,714
3,480 PPG Industries, Inc. 427,240
4,367 Steel Dynamics, Inc. 465,129
16,546 Tronox Holdings plc 176,877
1,531 United States Lime & Minerals, Inc. 303,123
Total 4,181,077
Real Estate (0.9%)
4,171 Agree Realty Corporation 233,326

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.8%) Value
Real Estate (0.9%) - continued
2,490 Alexandria Real Estate Equities,
Inc. $ 231,894
1,607 AvalonBay Communities, Inc. 266,344
1,460 Camden Property Trust 123,925
2,137 CBRE Group, Inc.
m
148,179
28,435 Cushman and Wakefield plc
m
209,566
820 Equity Residential 45,370
1,301 Essential Properties Realty Trust,
Inc. 28,557
17,359 Healthcare Realty Trust, Inc. 249,101
18,131 Host Hotels & Resorts, Inc. 280,668
14,110 Independence Realty Trust, Inc. 174,823
3,172 Invitation Homes, Inc. 94,177
496 Kite Realty Group Trust 10,575
9,371 National Storage Affiliates Trust 267,261
1,138 Phillips Edison and Company, Inc. 40,183
1,038 Public Storage 247,781
3,049 SBA Communications Corporation 636,113
1,120 Terreno Realty Corporation 59,673
Total 3,347,516
Utilities (0.9%)
5,782 Alliant Energy Corporation 282,104
3,405 American Electric Power
Company, Inc. 257,214
1,346 Black Hills Corporation 65,079
7,447 CenterPoint Energy, Inc. 200,175
4,682 Constellation Energy Corporation 528,691
4,056 Duke Energy Corporation 360,538
2,493 Entergy Corporation 238,306
2,428 Evergy, Inc. 119,312
23,544 NiSource, Inc. 592,367
1,578 Northwestern Energy Group, Inc. 75,760
3,267 Portland General Electric
Company 130,745
4,401 Public Service Enterprise Group,
Inc. 271,322
2,171 Spire, Inc. 120,773
Total 3,242,386
Total Common Stock
(cost $93,767,710) 113,386,830
Shares
Registered Investment
Companies ( 12.0% ) Value
U.S. Affiliated  (11.5%)
2,541,070 Thrivent Core Emerging Markets
Debt Fund 18,473,581
2,744,250 Thrivent Core International Equity
Fund 25,027,560
Total 43,501,141
U.S. Unaffiliated  (0.5%)
22,816 Aberdeen Asia-Pacific Income
Fund, Inc. 54,530
8,300 AllianceBernstein Global High
Income Fund, Inc. 77,107
10,936 Allspring Income Opportunities
Fund 63,429
3,033 BlackRock Core Bond Trust 27,995
7,982 BlackRock Corporate High Yield
Fund, Inc. 67,288
7,585 BlackRock Credit Allocation
Income Trust 69,934
Shares
Registered Investment
Companies (12.0%) Value
U.S. Unaffiliated  (0.5%)- continued
1,130 BlackRock Debt Strategies Fund,
Inc. $ 11,176
7,894 BlackRock Enhanced Global
Dividend Trust 72,072
1,950 BlackRock Enhanced International
Dividend Trust 9,321
250 BlackRock Floating Rate Income
Strategies Fund, Inc. 2,950
1,633 BlackRock Income Trust, Inc. 17,359
3,265 BlackRock Multi-Sector Income
Trust 46,004
6,163 Blackstone Strategic Credit 2027
Term Fund 65,574
7,137 Eaton Vance Limited Duration
Income Fund 61,949
600 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 4,182
6,025 First Trust High Income Long/Short
Fund 63,142
1,839 Invesco Dynamic Credit
Opportunities Fund
c
19,545
7,000 Invesco Preferred ETF 71,960
3,450 iShares Preferred and Income
Securities ETF
i
98,601
17,375 Nuveen Credit Strategies Income
Fund 84,964
2,550 Nuveen Preferred Income
Opportunities Fund 15,453
2,125 Nuveen Quality Preferred Income
Fund II 12,644
7,147 PGIM Global High Yield Fund, Inc. 74,114
7,283 PGIM High Yield Bond Fund, Inc. 81,205
2,069 Pimco Dynamic Income Fund 33,807
2,926 SPDR Bloomberg High Yield Bond
ETF
i
260,180
2,202 SPDR S&P Biotech ETF
i
145,839
619 Tri-Continental Corporation 15,859
3,600 Vanguard Short-Term Corporate
Bond ETF 269,496
2,300 Virtus Convertible & Income Fund 6,716
4,342 Virtus Dividend, Interest &
Premium Strategy Fund 46,242
575 Virtus Equity & Convertible Income
Fund 10,994
11,171 Voya Global Equity Dividend &
Premium Opportunity Fund 53,062
17,428 Western Asset High Income
Opportunity Fund, Inc. 63,961
Total 2,078,654
Total Registered Investment
Companies (cost $52,309,406) 45,579,795
Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
3,487,713 Thrivent Cash Management Trust 3,487,713
Total Collateral Held for
Securities Loaned
(cost $3,487,713) 3,487,713
Shares Preferred Stock ( 0.7% ) Value
Communications Services (0.1%)
7,175 AT&T, Inc., 4.750%
k
124,127

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (0.7%) Value
Communications Services (0.1%) - continued
1,141 Paramount Global, Convertible,
5.750% $ 17,743
3,000 Telephone and Data Systems, Inc.,
6.000%
k
38,550
Total 180,420
Energy (<0.1%)
3,012 Crestwood Equity Partners, LP,
9.250%
k
29,036
1,450 Energy Transfer, LP, 7.600%
b,k
35,844
1,145 Nustar Logistics, LP, 12.389%
b
29,747
326 UGI Corporation, Convertible,
7.250% 16,554
Total 111,181
Financials (0.5%)
2,475 Aegon Funding Corporation II,
5.100% 46,109
5,200 Allstate Corporation, 5.100%
k
98,800
4,358 Apollo Global Management, Inc.,
Convertible, 6.750% 209,663
5,600 Bank of America Corporation,
4.250%
k
91,056
202 Bank of America Corporation,
Convertible, 7.250%
k
212,746
5,050 Capital One Financial Corporation,
5.000%
k
82,264
2,875 Equitable Holdings, Inc., 5.250%
k
51,836
140 First Horizon Bank, 6.518%
*,b,k
94,500
4,500 J.P. Morgan Chase & Company,
4.200%
k
76,500
3,350 J.P. Morgan Chase & Company,
4.750%
k
63,750
3,150 KeyCorp, 6.200%
b,k
52,637
2,600 Morgan Stanley, 4.250%
k
42,666
2,290 Morgan Stanley, 5.850%
b,k
50,059
2,800 Morgan Stanley, 7.125%
b,k
70,280
2,875 Public Storage, 4.125%
k
47,179
1,125 Public Storage, 4.625%
i,k
20,813
300 Public Storage, 4.700%
k
5,523
775 Regions Financial Corporation,
5.700%
b,k
13,834
725 Synovus Financial Corporation,
5.875%
b,k
16,472
2,650 U.S. Bancorp, 4.000%
i,k
39,300
4,500 Wells Fargo & Company, 4.250%
k
70,425
296 Wells Fargo & Company,
Convertible, 7.500%
k
312,665
Total 1,769,077
Utilities (0.1%)
3,152 AES Corporation, Convertible,
6.875% 190,003
4,150 CMS Energy Corporation, 4.200%
k
75,115
5,767 NextEra Energy, Inc., Convertible,
6.926%
i
216,493
2,750 Southern Company, 4.950% 55,715
Total 537,326
Total Preferred Stock
(cost $3,417,388) 2,598,004
Shares or
Principal
Amount Short-Term Investments ( 9.4% ) Value
Federal Home Loan Bank Discount
Notes
400,000 5.285%, 11/15/2023
n,o
$ 399,202
1,000,000 5.300%, 12/6/2023
n,o
994,992
400,000 5.315%, 12/13/2023
n,o
397,597
700,000 5.315%, 12/15/2023
n,o
695,596
100,000 5.350%, 1/17/2024
n,o
98,898
Thrivent Core Short-Term Reserve
Fund
3,321,997 5.690% 33,219,965
U.S. Treasury Bills
100,000 5.267%, 11/21/2023
n,p
99,706
Total Short-Term Investments
(cost $35,896,621) 35,905,956
Total Investments (cost
$392,292,908) 101.9% $387,656,722
Other Assets and Liabilities, Net
(1.9%) (7,286,562)
Total Net Assets 100.0% $380,370,160
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2023, the value of these investments was $52,456,077 or
13.8% of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2023.
h All or a portion of the security is insured or guaranteed.
i All or a portion of the security is on loan.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Defaulted security.  Interest is not being accrued.
m Non-income producing security.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Balanced
Income Plus Fund as of October 31, 2023 was $98,280 or
0.03% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of October 31, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 11/30/2018 $ 38,508
First Horizon Bank, 6.518%,
3/5/2019 6/21/2017 107,380
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Fund as of October 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 2,660,915
Common Stock 732,014
Total lending $3,392,929
Gross amount payable upon return of
collateral for securities loaned $3,487,713
Net amounts due to counterparty $94,784
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $29,157,626
Gross unrealized depreciation (35,736,295)
Net unrealized appreciation (depreciation) ($6,578,669)
Cost for federal income tax purposes $392,766,179

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Balanced Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 473,132 – 391,514 81,618
Capital Goods 2,232,661 – 2,072,412 160,249
Communications Services 2,727,099 – 2,727,099 –
Consumer Cyclical 3,470,071 – 3,470,071 –
Consumer Non-Cyclical 3,542,576 – 3,469,911 72,665
Energy 535,846 – 535,846 –
Financials 1,509,526 – 1,509,526 –
Technology 4,172,844 – 4,172,844 –
Transportation 1,224,870 – 1,224,870 –
Utilities 261,448 – 261,448 –
Long-Term Fixed Income
Asset-Backed Securities 15,587,418 – 15,587,418 –
Basic Materials 2,563,405 – 2,563,405 –
Capital Goods 5,149,777 – 5,149,777 –
Collateralized Mortgage Obligations 14,091,425 – 14,091,425 –
Commercial Mortgage-Backed Securities 1,438,709 – 1,438,709 –
Communications Services 5,457,610 – 5,457,610 –
Consumer Cyclical 8,097,855 – 8,097,855 –
Consumer Non-Cyclical 7,630,298 – 7,630,298 –
Energy 6,038,178 – 6,038,178 –
Financials 19,455,426 – 19,455,426 –
Foreign Government 57,706 – 57,706 –
Mortgage-Backed Securities 50,544,212 – 50,544,212 –
Technology 4,811,407 – 4,811,407 –
Transportation 1,917,814 – 1,917,814 –
U.S. Government & Agencies 18,738,295 – 18,738,295 –
Utilities 4,968,816 – 4,968,816 –
Common Stock
Communications Services 8,556,056 8,551,264 4,792 –
Consumer Discretionary 11,852,601 11,852,601 – –
Consumer Staples 6,617,777 6,617,777 – –
Energy 6,053,576 6,053,576 – –
Financials 16,989,027 16,989,027 – –
Health Care 13,854,623 13,854,623 – –
Industrials 14,755,011 14,404,384 350,627 –
Information Technology 23,937,180 23,363,176 574,004 –
Materials 4,181,077 4,058,496 122,581 –
Real Estate 3,347,516 3,347,516 – –
Utilities 3,242,386 3,242,386 – –
Preferred Stock
Communications Services 180,420 180,420 – –
Energy 111,181 111,181 – –
Financials 1,769,077 1,674,577 94,500 –
Utilities 537,326 537,326 – –
Registered Investment Companies
U.S. Unaffiliated 2,078,654 2,059,109 – 19,545
Short-Term Investments 2,685,991 – 2,685,991 –
Subtotal Investments in Securities $307,447,903 $116,897,439 $190,216,387 $334,077
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 43,501,141
Affiliated Short-Term Investments 33,219,965
Collateral Held for Securities Loaned 3,487,713
Subtotal Other Investments $80,208,819
Total Investments at Value $387,656,722
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Balanced Income Plus Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,790,556 1,790,556 – –
Credit Default Swaps 13,716 – 13,716 –
Total Asset Derivatives $1,804,272 $1,790,556 $13,716 $–
Liability Derivatives
Futures Contracts 3,273,484 3,273,484 – –
Total Liability Derivatives $3,273,484 $3,273,484 $– $–
The following table presents Balanced Income Plus Fund's futures contracts held as of October 31, 2023. Investments and/or cash totaling
$2,586,285 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 39 December 2023 $ 4,304,124 ( $ 163,421)
CBOT 2-Yr. U.S. Treasury Note 14 December 2023 2,850,568 (16,662)
CBOT 5-Yr. U.S. Treasury Note 29 December 2023 3,088,753 (58,933)
CBOT U.S. Long Bond 51 December 2023 6,139,808 (558,496)
CME E-mini S&P 500 Index 54 December 2023 11,970,398 (597,323)
CME Ultra Long Term U.S. Treasury Bond 98 December 2023 12,529,739 (1,498,614)
ICE mini MSCI EAFE Index 32 December 2023 3,302,747 (144,187)
ICE US mini MSCI Emerging Markets Index 78 December 2023 3,820,728 (235,848)
Total Futures Long Contracts $ 48,006,865 ( $ 3,273,484)
CME E-mini Russell 2000 Index (102) December 2023 ( $ 9,537,666) $ 1,028,826
CME E-mini S&P Mid-Cap 400 Index (25) December 2023 (6,495,725) 557,975
CME Euro Foreign Exchange Currency (27) December 2023 (3,630,746) 52,403
Eurex Euro STOXX 50 Index (84) December 2023 (3,781,228) 151,352
Total Futures Short Contracts ( $ 23,445,365) $1,790,556
Total Futures Contracts $ 24,561,500 ($1,482,928)

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Balanced Income Plus Fund's swaps contracts held as of October 31, 2023. Investments totaling $99,706 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 41, 5 Year, at 5.00%, Quarterly Buy 12/20/2028 $ 915,000 $ – $ 13,716 $ 13,716
Total Credit Default Swaps $– $13,716 $13,716
1 As the buyer of protection, Balanced Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Balanced Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2023, for Balanced Income Plus
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 52,403
Total Foreign Exchange Contracts 52,403
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,738,153
Total Equity Contracts 1,738,153
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 13,716
Total Credit Contracts 13,716
Total Asset Derivatives $1,804,272
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 977,358
Total Equity Contracts 977,358
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,296,126
Total Interest Rate Contracts 2,296,126
Total Liability Derivatives $3,273,484
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

nk
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2023, for
Balanced Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 34,891
Futures Net realized gains/(losses) on Futures contracts (3,412,025)
Total Interest Rate Contracts (3,377,134)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 860,706
Total Equity Contracts 860,706
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 125,834
Total Foreign Exchange Contracts 125,834
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (153,025)
Total Credit Contracts (153,025)
Total ($2,543,619)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2023, for Balanced Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 52,403
Total Foreign Exchange Contracts 52,403
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 818,515
Total Equity Contracts 818,515
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (86,832)
Total Interest Rate Contracts (86,832)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 87,400
Total Credit Contracts 87,400
Total $871,486
The following table presents Balanced Income Plus Fund's average volume of derivative activity during the period ended October 31, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $10,660,415
Futures - Short (16,265,563)
Interest Rate Contracts
Futures - Long 26,283,821
Futures - Short (369,339)
Options Written (1,163,403)
Foreign Exchange Contracts
Futures - Short (2,083,886)
Credit Contracts
Credit Default Swaps - Buy Protection (17,574)

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $21,791 $1,335 $5,450 $18,474 2,541 4.9%
Core International Equity 25,525 694 4,000 25,028 2,744 6.6
Total U.S. Affiliated Registered Investment
Companies 47,316 43,502 11.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% 43,215 162,780 172,775 33,220 3,322 8.7
Total Affiliated Short-Term Investments 43,215 33,220 8.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,227 93,555 98,294 3,488 3,488 0.9
Total Collateral Held for Securities Loaned 8,227 3,488 0.9
Total Value $98,758 $80,210
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,552) $2,350 $– $1,334
Core International Equity (8) 2,817 – 694
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% 0 (0) – 1,739
Total Income/Non Cash Income from Affiliated Investments $3,767
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 49
Total Affiliated Income from Securities Loaned, Net $49
Total ($1,560) $5,167 $–

Global Stock Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 76.4% ) Value
Communications Services (5.0%)
214,517 Alphabet, Inc., Class C
a
$ 26,878,980
21,107 Altice USA, Inc.
a
60,999
7,235 AMC Networks, Inc.
a
85,373
347,843 Auto Trader Group plc
b
2,631,174
2,889 Bumble, Inc.
a
38,828
58 Cable One, Inc. 31,892
20,705 CAR Group, Ltd. 364,972
36,546 Cargurus, Inc.
a
629,688
6,657 Cogeco Communications, Inc. 262,200
121,054 Comcast Corporation 4,998,320
50,787 Deutsche Telekom AG 1,102,264
566 Electronic Arts, Inc. 70,065
4,336 Emerald Holding, Inc.
a
21,593
2,803 Entravision Communications
Corporation 10,035
4,676 Frontier Communications Parent,
Inc.
a
83,794
17,642 iHeartMedia, Inc.
a
41,459
40,386 Imax Corporation
a
735,429
20,048 Integral Ad Science Holding
Corporation
a
230,151
5,165 Interpublic Group of Companies,
Inc. 146,686
10,235 Ipsos SA 497,396
107,500 KDDI Corporation 3,215,835
11,732 Liberty Global plc, Class A
a
182,550
32,633 Liberty Global plc, Class C
a
553,456
6,421 Liberty Latin America, Ltd., Class
A
a
43,855
3,927 Live Nation Entertainment, Inc.
a
314,239
94,876 Lumen Technologies, Inc.
a
138,519
2,933 Match Group, Inc.
a
101,482
51,286 Meta Platforms, Inc.
a
15,450,933
198,290 MFE-MediaForEurope NV 359,700
107,968 Moneysupermarket.com Group plc 340,714
9,442 Netflix, Inc.
a
3,887,177
46,608 Nine Entertainment Company
Holdings, Ltd. 54,922
62,200 Nintendo Company, Ltd. 2,569,759
47,400 Nippon Television Holdings, Inc. 461,133
953 Omnicom Group, Inc. 71,389
19,482 Publicis Groupe SA 1,483,425
53,061 QuinStreet, Inc.
a
600,120
313 REA Group, Ltd. 28,735
54,282 Rightmove plc 313,025
15,031 Rogers Communications, Inc. 556,908
1,754 Roku, Inc.
a
104,486
10,015 Scout24 SE
b
616,124
25,089 SEEK, Ltd. 330,991
2,729 Sinclair, Inc. 29,664
57,800 SoftBank Group Corporation 2,367,145
2,421 TechTarget, Inc.
a
60,961
5,586 Telephone and Data Systems, Inc. 101,609
15,914 Trade Desk, Inc.
a
1,129,257
1,332 Tripadvisor, Inc.
a
19,660
56,000 TV Asahi Holdings Corporation 603,681
175,979 Verizon Communications, Inc. 6,182,142
262,393 Warner Brothers Discovery, Inc.
a
2,608,186
194 Yelp, Inc.
a
8,185
20,434 Ziff Davis, Inc.
a
1,235,440
Total 85,046,705
Consumer Discretionary (8.3%)
5,644 2U, Inc.
a
11,965
147 Adient plc
a
4,952
Shares Common Stock (76.4%) Value
Consumer Discretionary (8.3%) - continued
33,815 Amadeus IT Holding SA $ 1,929,918
160,514 Amazon.com, Inc.
a
21,362,808
1,073 American Axle & Manufacturing
Holdings, Inc.
a
7,243
14,687 American Eagle Outfitters, Inc. 256,582
52,734 Aptiv plc
a
4,598,405
143,610 Aristocrat Leisure, Ltd. 3,529,942
6,196 Autoliv, Inc. 567,863
110 AutoNation, Inc.
a
14,309
159,309 B&M European Value Retail SA 1,025,591
16,979 Bayerische Motoren Werke AG 1,579,121
1,630 Beazer Homes USA, Inc.
a
39,430
2,876 Bellway plc 73,191
25,400 Benesse Holdings, Inc. 300,314
4,414 Berkeley Group Holdings plc 216,978
2,032 Best Buy Company, Inc. 135,778
1,364 Booking Holdings, Inc.
a
3,804,960
7,494 Boot Barn Holdings, Inc.
a
520,833
4,741 BRP, Inc. 320,443
941 Brunswick Corporation 65,371
3,506 Buckle, Inc. 118,398
19,136 Burberry Group plc 394,394
9,771 Cedar Fair, LP 346,870
17,134 Cheesecake Factory, Inc. 532,353
721 Chegg, Inc.
a
5,429
890 Chipotle Mexican Grill, Inc.
a
1,728,558
7,800 Chiyoda Company, Ltd. 43,063
58,506 Clarus Corporation 338,750
5,856 Columbia Sportswear Company 432,173
8,131 Compagnie Financiere Richemont
SA 959,259
57,639 Compass Group plc 1,453,160
2,536 Container Store Group, Inc.
a
4,692
1,899 Culp, Inc.
a
10,388
33,637 D.R. Horton, Inc. 3,511,703
14,096 Dana, Inc. 161,822
2,667 Darden Restaurants, Inc. 388,128
2,294 Deckers Outdoor Corporation
a
1,369,656
4,400 Denso Corporation 64,972
10,466 Domino's Pizza Group plc 43,671
8,954 Domino's Pizza, Inc. 3,035,316
459 DoorDash, Inc.
a
34,402
471 Dorman Products, Inc.
a
29,287
20,659 eBay, Inc. 810,453
1,939 Etsy, Inc.
a
120,800
55,375 Everi Holdings, Inc.
a
597,496
1,200 Fast Retailing Company, Ltd. 265,676
12,462 Five Below, Inc.
a
2,168,139
1,286 Flutter Entertainment plc
a
201,976
15,363 Fox Factory Holding Corporation
a
1,251,624
12,026 Gentex Corporation 344,906
8,302 Goodyear Tire & Rubber
Company
a
98,794
2,611 Green Brick Partners, Inc.
a
101,046
7,312 Harley-Davidson, Inc. 196,327
16,500 Heiwa Corporation 233,563
839 Hermes International SCA 1,565,428
3,791 Hilton Worldwide Holdings, Inc. 574,450
23,866 Home Depot, Inc. 6,794,412
153,000 Honda Motor Company, Ltd. 1,568,062
66,437 Industria de Diseno Textil SA
c
2,293,271
39,272 InterContinental Hotels Group plc 2,782,916
20,778 JB Hi-Fi, Ltd. 597,262
952 KB Home 42,078
14,741 Laureate Education, Inc. 208,438

Global Stock Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (76.4%) Value
Consumer Discretionary (8.3%) - continued
2,062 La-Z-Boy, Inc. $ 60,293
10,551 Lear Corporation 1,369,098
1,654 Lennar Corporation 176,449
603,371 Lottery Corporation, Ltd. 1,741,669
30,350 Lowe's Companies, Inc. 5,783,799
2,567 Lululemon Athletica, Inc.
a
1,010,063
4,852 LVMH Moet Hennessy Louis
Vuitton SE 3,473,696
1,359 M/I Homes, Inc.
a
111,533
40 Marriott Vacations Worldwide
Corporation 3,594
13,353 McDonald's Corporation 3,500,756
9,654 Mercedes-Benz Group AG 567,986
3,573 Meritage Homes Corporation 407,393
7,195 MGM Resorts International 251,249
429 Modine Manufacturing Company
a
16,945
5,580 Mohawk Industries, Inc.
a
448,520
24,498 Moncler SPA 1,272,357
19,882 Next plc 1,666,957
30,500 Nikon Corporation 289,580
204,900 Nissan Motor Company, Ltd. 788,452
13,600 Nitori Holdings Company, Ltd. 1,472,810
11,244 Nordstrom, Inc.
c
157,191
197 NVR, Inc.
a
1,066,286
913 ODP Corporation
a
41,012
80,400 Oriental Land Company, Ltd. 2,600,568
7,406 Pandora AS 839,993
6,506 Papa John's International, Inc. 423,020
3,344 PENN Entertainment, Inc.
a
65,977
22,760 Pets at Home Group plc 77,680
3,657 Playa Hotels and Resorts NV
a
26,440
3,665 Polaris, Inc. 316,729
3,388 Pool Corporation 1,069,829
6,524 Premier Investments, Ltd. 94,600
2,184 PulteGroup, Inc. 160,721
11,516 PUMA SE 652,590
39,912 Qurate Retail, Inc.
a
17,589
4,328 Ross Stores, Inc. 501,918
2,800 Sangetsu Company, Ltd. 52,620
5,921 SeaWorld Entertainment, Inc.
a
255,077
34,900 Sekisui House, Ltd. 683,438
17,565 Six Flags Entertainment
Corporation
a
349,543
6,445 Skyline Champion Corporation
a
377,870
27,000 Sony Group Corporation 2,244,750
44,376 Sony Group Corporation ADR 3,685,427
178,367 Stellantis NV 3,332,315
30,083 Stoneridge, Inc.
a
489,450
11,403 Tapestry, Inc. 314,267
500 Taylor Morrison Home Corporation
a
19,160
34,805 Tesla, Inc.
a
6,990,236
38,616 ThredUp, Inc.
a
124,343
353 TopBuild Corporation
a
80,752
376,700 Toyota Motor Corporation 6,589,895
9,353 Travel + Leisure Company 318,283
13 Ulta Beauty, Inc.
a
4,957
4,581 Upbound Group, Inc. 119,381
4,595 Urban Outfitters, Inc.
a
159,079
165 Vail Resorts, Inc. 35,021
158 Visteon Corporation
a
18,191
14,441 Wendy's Company 274,668
34,957 Wesfarmers, Ltd. 1,124,698
6,258 Whitbread plc 253,751
2,994 Wingstop, Inc. 547,213
11,329 Wyndham Hotels & Resorts, Inc. 820,220
Shares Common Stock (76.4%) Value
Consumer Discretionary (8.3%) - continued
37,800 ZOZO, Inc. $ 718,757
Total 140,698,262
Consumer Staples (4.5%)
7,100 Ain Holdings, Inc. 200,748
3,971 Archer-Daniels-Midland Company 284,205
13,600 Arcs Company, Ltd. 259,875
36,982 BJ's Wholesale Club Holdings,
Inc.
a
2,519,214
395 Boston Beer Company, Inc.
a
131,910
1,020 Cal-Maine Foods, Inc. 46,216
16,510 Carlsberg AS 1,967,550
16,656 Carrefour SA 292,004
4,698 Casey's General Stores, Inc. 1,277,433
10,931 Celsius Holdings, Inc.
a
1,662,496
11,989 Coca-Cola European Partners plc 701,476
5,492 Coca-Cola HBC AG 142,582
27,930 Coles Group, Ltd. 271,079
286,220 Coty, Inc.
a
2,681,881
1,437 Darling Ingredients, Inc.
a
63,645
84,712 Diageo plc 3,203,473
6,110 Dollar Tree, Inc.
a
678,760
9,994 e.l.f. Beauty, Inc.
a
925,744
12,279 Flowers Foods, Inc. 269,279
5,758 ForFarmers NV 14,135
4,096 George Weston, Ltd. 444,291
13,028 GrainCorp, Ltd. 57,579
793 Hain Celestial Group, Inc.
a
8,763
262 Hershey Company 49,086
129,322 Imperial Brands plc 2,755,103
3,858 J & J Snack Foods Corporation 604,201
86,500 Japan Tobacco, Inc. 2,013,623
126,497 Kenvue, Inc. 2,352,844
14,755 Kesko Oyj 249,529
161,832 Koninklijke Ahold Delhaize NV 4,792,136
4,384 Kroger Company 198,902
52,675 Lamb Weston Holdings, Inc. 4,730,215
8,419 Lancaster Colony Corporation 1,424,242
66 Lindt & Spruengli AG 730,700
11,057 Loblaw Companies, Ltd. 904,334
258 McCormick & Company, Inc. 16,486
29,076 Metro, Inc./CN 1,476,916
61,493 Nestle SA 6,631,330
72,278 Philip Morris International, Inc. 6,444,307
428 PriceSmart, Inc. 26,746
6,429 Reckitt Benckiser Group plc 430,145
2,453 Simply Good Foods Company
a
91,472
1,095 SpartanNash Company 24,627
64,941 Sysco Corporation 4,317,927
194,212 Tesco plc 637,319
24,283 Turning Point Brands, Inc. 486,874
42,090 Unilever plc 1,991,040
77,249 US Foods Holding Corporation
a
3,008,076
69,807 Walmart, Inc. 11,407,162
16,200 Yakult Honsha Company, Ltd. 381,752
Total 76,281,432
Energy (4.9%)
9,874 APA Corporation 392,195
3,349 Baker Hughes Company 115,273
489,892 BP plc 2,991,292
87,424 BP plc ADR 3,197,970
1,297 Cactus, Inc. 60,881
1,679 California Resources Corporation 88,299

Global Stock Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (76.4%) Value
Energy (4.9%) - continued
557 Cheniere Energy, Inc. $ 92,696
5,055 Chesapeake Energy Corporation 435,134
870 Chord Energy Corporation 143,828
165 Civitas Resources, Inc. 12,446
802 Comstock Resources, Inc.
c
10,105
58,344 ConocoPhillips 6,931,267
15,769 Coterra Energy, Inc. 433,647
1,482 CVR Energy, Inc. 48,535
48,208 Devon Energy Corporation 2,245,047
19,412 Enbridge, Inc. 622,080
638,700 Eneos Holdings, Inc. 2,366,650
194,953 Enterprise Products Partners, LP 5,076,576
72,709 Equinor ASA 2,437,440
3,381 Expro Group Holdings NV
a
53,251
57,623 Exxon Mobil Corporation 6,099,395
38,867 Galp Energia SGPS SA 585,134
594 Gran Tierra Energy, Inc.
a
3,635
136,328 Halliburton Company 5,363,144
14,489 Helmerich & Payne, Inc. 573,330
4,738 HF Sinclair Corporation 262,390
6,071 International Seaways, Inc. 291,954
14,335 Koninklijke Vopak NV 483,335
14,008 Liberty Energy, Inc. 275,958
2,516 Magnolia Oil & Gas Corporation 56,484
14,175 Marathon Oil Corporation 387,119
28,059 Marathon Petroleum Corporation 4,243,924
20,868 Matador Resources Company 1,287,347
4,862 Murphy Oil Corporation 218,158
12,427 Noble Corporation plc 580,217
10,429 NOV, Inc. 208,163
26,235 OMV AG 1,150,620
1,036 ONEOK, Inc. 67,547
6,917 Ovintiv, Inc. 332,016
8,247 Par Pacific Holdings, Inc.
a
270,667
2,223 Patterson-UTI Energy, Inc. 28,232
4,176 PBF Energy, Inc. 198,485
8,592 Phillips 66 980,089
31,124 Pioneer Natural Resources
Company 7,438,636
26,196 ProPetro Holding Corporation
a
274,534
244,112 Repsol SA 3,574,325
11,657 RPC, Inc. 96,986
264,434 Shell plc 8,521,881
6,982 SM Energy Company 281,514
1,449 Solaris Oilfield Infrastructure, Inc. 13,389
7,377 Talos Energy, Inc.
a
114,344
49,342 TC Energy Corporation 1,699,350
103,044 TechnipFMC plc 2,217,507
93,056 Tenaris SA ADR 2,914,514
9,890 TotalEnergies SE 661,221
51,348 Tourmaline Oil Corporation 2,715,233
8,015 U.S. Silica Holdings, Inc.
a
96,741
11,655 Viper Energy Partners, LP 331,934
6,380 Williams Companies, Inc. 219,472
Total 82,873,536
Financials (12.5%)
35,296 AB Industrivarden, Class A 913,299
35,580 AB Industrivarden, Class C 917,584
7,387 Allianz SE 1,730,350
27,928 Allstate Corporation 3,578,415
3,418 Amalgamated Financial
Corporation 62,344
1,728 Amerant Bancorp, Inc. 31,501
24,137 American Express Company 3,524,726
Shares Common Stock (76.4%) Value
Financials (12.5%) - continued
1,270 American Financial Group, Inc. $ 138,887
63,689 American International Group, Inc. 3,904,773
9,276 Ameriprise Financial, Inc. 2,917,951
525 Ameris Bancorp 19,582
8,293 Annaly Capital Management, Inc. 129,454
85 Apollo Global Management, Inc. 6,582
6,200 Arthur J. Gallagher & Company 1,460,038
2,475 Artisan Partners Asset
Management, Inc. 81,675
7,300 Associated Banc-Corp 118,333
690 Assurant, Inc. 102,741
1,724 Assured Guaranty, Ltd. 107,578
374 Atlantic Union Bankshares
Corporation 10,775
65,091 Australia and New Zealand
Banking Group, Ltd. 1,026,416
1,937 AXA SA 57,394
660 Axis Capital Holdings, Ltd. 37,686
268 Axos Financial, Inc.
a
9,656
18,736 Azimut Holding SPA 394,785
5,750 Banc of California, Inc.
c
64,457
2,637 Banca IFIS SPA 45,097
84,843 Banca Mediolanum SPA 692,791
13,597 Banca Popolare di Sondrio SPA 74,188
409,855 Banco Bilbao Vizcaya Argentaria
SA 3,224,426
591,427 Banco Santander SA
c
2,175,231
30,542 Bank Hapoalim BM 218,465
94,961 Bank Leumi Le-Israel BM 611,636
196,003 Bank of America Corporation 5,162,719
934 Bank of Hawaii Corporation
c
46,130
3,364 Bank of Marin Bancorp 56,515
15,843 Bank of Montreal 1,197,179
108,794 Bank of New York Mellon
Corporation 4,623,745
36,085 Bank of Nova Scotia 1,461,094
1,692 Bank OZK 60,591
1,844 BankFinancial Corporation 15,490
4,371 BankUnited, Inc. 95,332
2,175 Banner Corporation 91,807
330,728 Barclays plc 530,835
6,573 BAWAG Group AG
b
292,764
594 BayCom Corporation 11,761
3,452 BCB Bancorp, Inc. 35,487
3,745 Berkshire Hills Bancorp, Inc. 73,439
5,644 Block, Inc.
a
227,171
245,500 BOC Hong Kong (Holdings), Ltd. 649,235
146 BOK Financial Corporation 9,566
3,479 Brighthouse Financial, Inc.
a
157,599
5,780 Brookline Bancorp, Inc. 47,049
437 Brown & Brown, Inc. 30,337
2,685 Business First Bancshares, Inc. 52,465
2,807 Cadence Bank 59,452
649 Camden National Corporation 18,925
34,301 Canadian Imperial Bank of
Commerce 1,209,780
12,044 Canadian Western Bank 238,665
32,470 Capital One Financial Corporation 3,288,886
3,740 Capitol Federal Financial, Inc. 19,448
45,180 Carlyle Group, Inc. 1,244,257
492 Cathay General Bancorp 16,684
3,486 Cboe Global Markets, Inc. 571,321
7,199 Central Pacific Financial
Corporation 113,600
317 Central Valley Community Bancorp 4,999

Global Stock Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (76.4%) Value
Financials (12.5%) - continued
55,473 Charles Schwab Corporation $ 2,886,815
18,145 Chubb, Ltd. 3,894,280
5,178 Cincinnati Financial Corporation 516,091
8,044 Citizens Financial Group, Inc. 188,471
2,940 CNB Financial Corporation 53,449
8,490 Columbia Banking System, Inc. 166,998
78,063 Comerica, Inc. 3,075,682
2,321 Commerce Bancshares, Inc. 101,799
412 Community Bank System, Inc. 16,459
1,771 Community Trust Bancorp, Inc. 66,519
3,141 ConnectOne Bancorp, Inc. 51,167
102,264 Credit Agricole SA 1,234,827
1,143 CrossFirst Bankshares, Inc.
a
12,093
1,175 Cullen/Frost Bankers, Inc. 106,913
2,249 Customers Bancorp, Inc.
a
90,432
1,171 CVB Financial Corporation 18,291
15,702 Danske Bank AS 368,349
175,500 DBS Group Holdings, Ltd. 4,216,095
131,189 Deutsche Bank AG 1,443,676
10,293 Deutsche Boerse AG 1,694,192
5,895 Dime Community Bancshares, Inc. 108,409
23,222 Discover Financial Services 1,906,062
124,091 DNB Bank ASA 2,238,833
6,369 Eagle Bancorp, Inc. 124,068
4,094 East West Bancorp, Inc. 219,520
1,088 Eastern Bankshares, Inc. 11,979
1,429 Employers Holdings, Inc. 54,302
2,685 Enova International, Inc.
a
107,078
2,478 Enterprise Financial Services
Corporation 86,160
24,898 Equitable Holdings, Inc. 661,540
1,412 Equity Bancshares, Inc. 34,170
16,591 Euronext NV
b
1,157,033
287 EVERTEC, Inc. 9,121
3,720 EXOR NV 319,285
5,558 F.N.B. Corporation 59,415
7,401 FactSet Research Systems, Inc. 3,196,418
16,362 Federated Hermes, Inc. 518,675
4,788 Fidelity National Information
Services, Inc. 235,139
3,543 Fifth Third Bancorp 84,005
3,099 Financial Institutions, Inc. 49,088
1,190 First Bancorp/Puerto Rico 15,886
43 First Citizens BancShares, Inc./NC 59,372
1,734 First Financial Bankshares, Inc. 41,703
1,859 First Financial Corporation 63,968
10,659 First Foundation, Inc. 48,392
797 First Hawaiian, Inc. 14,290
13,850 First Horizon Corporation 148,887
208 First International Bank of Israel,
Ltd. 7,080
1,776 First Internet Bancorp 29,073
467 First Interstate BancSystem, Inc. 10,774
1,362 First Merchants Corporation 37,196
4,222 First of Long Island Corporation 45,344
262 Five Star Bancorp 5,101
1,405 FleetCor Technologies, Inc.
a
316,364
4,589 Flushing Financial Corporation 56,628
8,836 Fulton Financial Corporation 114,780
9,605 Genworth Financial, Inc.
a
57,534
1,392 Glacier Bancorp, Inc. 42,024
1,592 Global Life, Inc. 185,245
4,574 Global Payments, Inc. 485,850
584 Great Southern Bancorp, Inc. 29,036
2,632 Green Dot Corporation
a
29,426
Shares Common Stock (76.4%) Value
Financials (12.5%) - continued
23,761 Groupe Bruxelles Lambert SA $ 1,737,894
8,180 Hamilton Lane, Inc. 688,102
2,304 Hancock Whitney Corporation 79,327
7,416 Hanmi Financial Corporation 108,867
2,016 Hanover Insurance Group, Inc. 236,295
5,091 Hartford Financial Services Group,
Inc. 373,934
4,586 Heartland Financial USA, Inc. 125,656
7,915 Heritage Commerce Corporation 64,745
7,404 Heritage Financial Corporation 120,463
92 Hingham Institution For Savings 13,669
3,009 Home BancShares, Inc. 61,534
8,835 HomeStreet, Inc. 42,673
2,539 Hometrust Bancshares, Inc. 52,329
160,600 Hong Kong Exchanges & Clearing,
Ltd. 5,618,214
14,194 Hope Bancorp, Inc. 124,339
6,247 Horizon Bancorp, Inc. 59,284
13,725 Houlihan Lokey, Inc. 1,379,637
768,311 HSBC Holdings plc 5,547,536
17,281 Huntington Bancshares, Inc. 166,762
91,555 IG Group Holdings plc 711,255
1,870 Independent Bank Corporation 91,256
3,203 Independent Bank Corporation/MI 63,900
2,019 Intact Financial Corporation 283,672
59,472 Intercontinental Exchange, Inc. 6,389,672
406 International Bancshares
Corporation 17,795
1,373,649 Intesa Sanpaolo SPA 3,579,444
8,599 Invesco Mortgage Capital, Inc. 58,731
17,897 Invesco, Ltd. 232,124
52,159 Investor AB, Class B 957,488
74,685 J.P. Morgan Chase & Company 10,385,696
776 Jack Henry & Associates, Inc. 109,408
4,900 JAFCO Group Company, Ltd. 52,777
17,948 Janus Henderson Group plc 414,060
12,400 Japan Post Bank Company, Ltd. 114,938
54,000 Japan Post Holdings Company,
Ltd. 477,965
3,773 Jyske Bank AS
a
265,900
6,253 Kearny Financial Corporation/MD 43,396
7,168 KeyCorp 73,257
8,423 Kinsale Capital Group, Inc. 2,812,524
2,974 KKR & Company, Inc. 164,760
29 L E Lundbergforetagen AB 1,184
6,602 Lancashire Holdings, Ltd. 45,579
10,325 Laurentian Bank of Canada 189,115
5,214 Lazard, Ltd. 144,793
28,943 M&T Bank Corporation 3,263,323
480,046 Man Group plc 1,283,471
153,232 Manulife Financial Corporation 2,667,403
13,662 Mastercard, Inc. 5,141,694
846 Mercantile Bank Corporation 27,867
53,073 MetLife, Inc. 3,184,911
3,257 Metropolitan Bank Holding
Corporation
a,c
105,559
12,884 MFA Financial, Inc. 114,539
63,644 MGIC Investment Corporation 1,071,765
692 Mid Penn Bancorp, Inc. 13,190
5,469 Midland States Bancorp, Inc. 119,334
2,875 MidWestOne Financial Group, Inc. 57,270
236,000 Mitsubishi HC Capital, Inc. 1,555,766
255,700 Mitsubishi UFJ Financial Group,
Inc. 2,145,105
11,990 Mizrahi Tefahot Bank, Ltd. 371,110

Global Stock Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (76.4%) Value
Financials (12.5%) - continued
152,700 Mizuho Financial Group, Inc. $ 2,592,600
29,657 Morgan Stanley 2,100,309
8,803 Mr. Cooper Group, Inc.
a
497,634
4,181 MSCI, Inc. 1,971,551
1,625 Muenchener Rueckversicherungs-
Gesellschaft AG 652,125
557 MVB Financial Corporation 10,945
11,501 Nasdaq, Inc. 570,450
4,515 National Bank of Canada 280,716
7,486 Navient Corporation 119,102
1,530 NCR Atleos Corporation
a
33,752
16,936 New York Community Bancorp,
Inc. 160,553
20,281 NMI Holdings, Inc.
a
554,685
83,100 Nomura Holdings, Inc. 321,049
2,500 Northfield Bancorp, Inc. 21,500
219 Northrim BanCorp, Inc. 9,134
12,931 NU Holdings, Ltd./Cayman
Islands
a
106,034
9,405 OceanFirst Financial Corporation 119,067
1,435 OFG Bancorp 42,505
4,417 Old National Bancorp 60,513
3,869 Old Republic International
Corporation 105,933
2,811 Old Second Bancorp, Inc. 38,117
10,619 OneMain Holdings, Inc. 381,541
38,000 ORIX Corporation 691,081
585 Pacific Premier Bancorp, Inc. 11,115
9,577 Paragon Banking Group plc 51,637
1,174 Partners Group Holding AG 1,243,106
131,464 PayPal Holdings, Inc.
a
6,809,835
1,150 PCB Bancorp 17,687
920 PennyMac Financial Services, Inc. 61,824
1,413 Pinnacle Financial Partners, Inc. 88,115
17,922 Plus500, Ltd. 307,362
2,045 Popular, Inc. 133,007
102,353 Power Corporation of Canada 2,465,919
3,822 Premier Financial Corporation 66,312
348 PROG Holdings, Inc.
a
9,532
1,746 Prosperity Bancshares, Inc. 95,227
5,684 Provident Financial Services, Inc. 79,860
2,873 Prudential Financial, Inc. 262,707
8,465 Radian Group, Inc. 214,503
64,782 Raymond James Financial, Inc. 6,182,794
4,640 Regions Financial Corporation 67,419
43,266 Rithm Capital Corporation 403,672
6,749 RLI Corporation 899,237
34,149 Royal Bank of Canada 2,727,487
991 S&T Bancorp, Inc. 25,528
3,683 Sandy Spring Bancorp, Inc. 75,317
18,657 SEI Investments Company 1,001,135
3,796 Selective Insurance Group, Inc. 395,202
2,443 Shore Bancshares, Inc. 25,065
713 Simmons First National
Corporation 10,132
69,700 Singapore Exchange, Ltd. 482,579
534 SmartFinancial, Inc. 11,134
85,025 Societe Generale SA 1,910,663
39,600 Sompo Holdings, Inc. 1,715,471
303 Southern First Bancshares, Inc.
a
8,181
1,332 SouthState Corporation 88,045
28,063 Standard Chartered plc 215,169
18,700 Sumitomo Mitsui Financial Group,
Inc. 901,489
Shares Common Stock (76.4%) Value
Financials (12.5%) - continued
39,900 Sumitomo Mitsui Trust Holdings,
Inc. $ 1,496,122
6,344 Sun Life Financial, Inc. 289,763
6,097 Svolder AB 27,299
7,301 Swedbank AB 119,907
4,896 Synchrony Financial 137,333
19,659 Synovus Financial Corporation 512,510
2,175 T. Rowe Price Group, Inc. 196,837
1,814 Territorial Bancorp, Inc. 14,004
13,322 Texas Capital Bancshares, Inc.
a
733,509
9,500 Tokio Marine Holdings, Inc. 212,536
44,714 Toronto-Dominion Bank 2,497,600
2,737 TPG, Inc. 75,651
13,811 Tradeweb Markets, Inc. 1,243,128
12,355 Triumph Financial, Inc.
a
769,099
2,420 TrustCo Bank Corporation NY 61,783
4,081 Trustmark Corporation 82,069
8,317 Two Harbors Investment
Corporation 96,560
463 UMB Financial Corporation 29,039
65,405 Unipol Gruppo SpA 354,337
2,031 United Bankshares, Inc. 57,762
1,187 United Community Banks, Inc. 26,221
95,000 United Overseas Bank, Ltd. 1,873,847
3,796 Univest Financial Corporation 63,241
4,460 Unum Group 218,094
9,494 Valley National Bancorp 73,863
4,263 Veritex Holdings, Inc. 73,409
14,273 Virtu Financial, Inc. 263,908
630 Vontobel Holding AG 36,854
10,953 Voya Financial, Inc. 731,332
2,770 W.R. Berkley Corporation 186,753
3,932 WaFd, Inc. 97,042
705 Walker & Dunlop, Inc. 45,684
132 Webster Financial Corporation 5,012
186,332 Wells Fargo & Company 7,410,424
1,269 Wendel SA 95,058
1,945 Westamerica Bancorporation 91,882
26,324 Western Alliance Bancorp 1,081,916
58,083 Western Union Company 655,757
1,067 WEX, Inc.
a
177,634
165 Willis Towers Watson plc 38,922
10,004 Wintrust Financial Corporation 747,199
324 WSFS Financial Corporation 11,470
2,209 XP, Inc. 44,180
7,023 Zions Bancorp NA 216,660
Total 212,511,823
Health Care (10.5%)
3,797 ACADIA Pharmaceuticals, Inc.
a
85,698
3,565 Agilent Technologies, Inc. 368,514
2,792 Agios Pharmaceuticals, Inc.
a
58,660
2,969 Alcon, Inc. 212,510
3,084 Aldeyra Therapeutics, Inc.
a
5,274
2,324 Align Technology, Inc.
a
428,987
16,650 Alkermes plc
a
402,763
15,258 Amgen, Inc. 3,901,471
4,262 Amicus Therapeutics, Inc.
a
46,754
1,820 Amphastar Pharmaceuticals, Inc.
a
82,391
1,861 Anika Therapeutics, Inc.
a
36,289
3,734 Ansell, Ltd. 50,449
5,795 Apellis Pharmaceuticals, Inc.
a
281,985
3,926 Argenx SE ADR
a
1,843,532
6,515 Ascendis Pharma AS ADR
a
581,855
114,400 Astellas Pharma, Inc. 1,447,146

Global Stock Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (76.4%) Value
Health Care (10.5%) - continued
50,133 AstraZeneca plc $ 6,276,844
29,065 AstraZeneca plc ADR 1,837,780
1,997 Avanos Medical, Inc.
a
36,665
205,772 Avantor, Inc.
a
3,586,606
7,855 Azenta, Inc.
a
357,010
21,620 Baxter International, Inc. 701,137
33,838 Bayer AG 1,462,092
13,510 Biogen, Inc.
a
3,209,165
255 BioMarin Pharmaceutical, Inc.
a
20,770
1,271 BioMerieux 122,032
331 Bio-Rad Laboratories, Inc.
a
91,118
21,815 Bio-Techne Corporation 1,191,753
537 Blueprint Medicines Corporation
a
31,608
4,314 Bruker Corporation 245,898
7,565 Cardinal Health, Inc. 688,415
1,167 Centene Corporation
a
80,500
2,223 Charles River Laboratories
International, Inc.
a
374,264
16,933 Cigna Group 5,235,684
3,313 Codexis, Inc.
a
5,500
3,440 Cooper Companies, Inc. 1,072,420
39,037 CSL, Ltd. 5,769,350
30,778 CVS Health Corporation 2,123,990
16,300 Daiichi Sankyo Company, Ltd. 420,282
21,844 Danaher Corporation 4,194,485
5,419 Deciphera Pharmaceuticals, Inc.
a
64,974
4,104 Demant AS
a
156,607
26,053 Dentsply Sirona, Inc. 792,272
12,180 Dexcom, Inc.
a
1,081,949
11,351 Dynavax Technologies
Corporation
a
161,298
13,899 Edwards Lifesciences Corporation
a
885,644
73,598 Elanco Animal Health, Inc.
a
648,398
11,451 Elevance Health, Inc. 5,153,981
1,070 Enanta Pharmaceuticals, Inc.
a
9,651
16,451 Enovis Corporation
a
755,101
8,626 Exelixis, Inc.
a
177,609
45,070 Fresenius SE & Company KGaA 1,159,349
1,439 Galenica AG
b
108,715
62,122 Gilead Sciences, Inc. 4,879,062
4,068 Globus Medical, Inc.
a
185,948
5,761 GoodRx Holdings, Inc.
a
28,402
91,014 GSK plc 1,622,487
16,826 Halozyme Therapeutics, Inc.
a
569,897
12,476 HCA Healthcare, Inc. 2,821,323
1,871 Hikma Pharmaceuticals plc 43,350
1,530 Hologic, Inc.
a
101,240
8,400 Hoya Corporation 808,656
3,502 ICON plc
a
854,348
161 IDEXX Laboratories, Inc.
a
64,315
90 Illumina, Inc.
a
9,848
12,184 Immunocore Holdings plc ADR
a
540,970
2,378 Inspire Medical Systems, Inc.
a
349,946
13,859 Intuitive Surgical, Inc.
a
3,634,107
387 Ipsen SA 45,740
1,133 IQVIA Holding, Inc.
a
204,880
2,310 Jazz Pharmaceuticals, Inc.
a
293,416
27,626 Johnson & Johnson 4,098,041
300 Kyowa Hakko Kirin Company, Ltd. 4,705
1,312 Laboratorios Farmaceuticos ROVI
SA 70,165
34,887 Laboratory Corporation of America
Holdings 6,967,980
11,983 Lantheus Holdings, Inc.
a
774,102
80 Ligand Pharmaceuticals, Inc.
a
4,183
Shares Common Stock (76.4%) Value
Health Care (10.5%) - continued
1,148 LivaNova plc
a
$ 56,309
51,119 Maravai LifeSciences Holdings,
Inc.
a
350,676
37 Medpace Holdings, Inc.
a
8,979
44,185 Medtronic plc 3,117,694
57,895 Merck & Company, Inc. 5,945,816
8,719 Merck KGaA 1,316,904
9,915 Molina Healthcare, Inc.
a
3,301,199
2,590 Myriad Genetics, Inc.
a
40,352
7,967 Natera, Inc.
a
314,457
2,372 National HealthCare Corporation 159,778
4,348 Neogen Corporation
a
64,742
112,036 Novartis AG 10,488,762
106,934 Novo Nordisk AS 10,316,590
48,371 Novo Nordisk AS ADR 4,671,187
5,800 Olympus Corporation 77,461
4,400 Ono Pharmaceutical Company,
Ltd. 75,986
14,652 Option Care Health, Inc.
a
406,300
622 OraSure Technologies, Inc.
a
3,209
1,531 Orion Oyj 60,912
11,400 Otsuka Holdings Company, Ltd. 383,564
3,087 Pacira Pharmaceuticals, Inc.
a
87,239
3,316 Pediatrix Medical Group, Inc.
a
38,001
100,205 Pfizer, Inc. 3,062,265
21,322 Phreesia, Inc.
a
291,258
52,056 Progyny, Inc.
a
1,606,448
2,218 PTC Therapeutics, Inc.
a
41,587
3,522 Qiagen NV
a
131,828
27,594 QIAGEN NV
a
1,028,377
54,540 R1 RCM, Inc.
a
643,027
82,094 Recordati SPA 3,797,208
9,842 Repligen Corporation
a
1,324,340
4,162 Revance Therapeutics, Inc.
a
32,838
6,512 Roche Holding AG, Participation
Certificates 1,678,205
5,161 Rocket Pharmaceuticals, Inc.
a
93,414
2,427 Royalty Pharma plc 65,213
22,025 Sandoz Group AG
a
572,628
79,189 Sanofi SA 7,190,856
4,009 Sarepta Therapeutics, Inc.
a
269,846
42,926 scPharmaceuticals, Inc.
a
229,654
2,338 Sensus Healthcare, Inc.
a
5,120
5,276 ShockWave Medical, Inc.
a
1,088,228
101 Siegfried Holding AG 80,095
2,265 Sonic Healthcare, Ltd. 41,474
124,600 Takeda Pharmaceutical Company,
Ltd. 3,382,236
1,645 Tecan Group AG 473,432
953 Teleflex, Inc. 176,067
19,900 Terumo Corporation 544,428
4,207 TG Therapeutics, Inc.
a
32,520
5,204 UCB SA 380,621
14,336 UnitedHealth Group, Inc. 7,677,788
4,975 Universal Health Services, Inc. 626,303
1,969 Vanda Pharmaceuticals, Inc.
a
8,624
8,100 Veeva Systems, Inc.
a
1,560,951
7,276 Veracyte, Inc.
a
150,759
20,895 Vericel Corporation
a
735,086
1,446 West Pharmaceutical Services,
Inc. 460,247
1,882 Zentalis Pharmaceuticals, Inc.
a
30,790
30,243 Zimmer Biomet Holdings, Inc. 3,157,672

Global Stock Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (76.4%) Value
Health Care (10.5%) - continued
32,510 Zoetis, Inc. $ 5,104,070
Total 178,163,925
Industrials (9.9%)
4,029 A.O. Smith Corporation 281,063
424 A.P. Moller - Maersk AS, Class B 706,482
2,631 Aalberts NV 82,146
43,851 ABB, Ltd. 1,473,294
1,368 Acuity Brands, Inc. 221,575
10,723 Advanced Drainage Systems, Inc. 1,145,538
3,985 AECOM 305,052
3,190 Aena SME SA
b
462,871
10,400 AGC, Inc. 353,799
9,985 AGCO Corporation 1,144,880
89,745 Air Canada
a
1,082,700
7,336 Air Lease Corporation 254,046
6,084 Alight, Inc.
a
40,398
2,368 Allison Transmission Holdings, Inc. 119,395
5,173 AMETEK, Inc. 728,203
514 Apogee Enterprises, Inc. 22,061
4,654 Armstrong World Industries, Inc. 353,192
20,703 ASGN, Inc.
a
1,727,872
126,753 Assa Abloy AB 2,701,750
12,828 Atlas Copco AB, Class A 166,110
151,438 Aurizon Holdings, Ltd. 329,848
2,118 AZZ, Inc. 100,118
23,730 Badger Infrastructure Solutions,
Ltd. 628,522
24,700 Barnes Group, Inc. 513,513
6,459 Beacon Roofing Supply, Inc.
a
459,687
53 Boise Cascade Company 4,969
5,329 Booz Allen Hamilton Holding
Corporation 639,107
95 Brady Corporation 4,889
105,902 Brambles, Ltd. 883,830
3,824 Builders FirstSource, Inc.
a
414,980
8,405 Bunzl plc 299,859
48,321 Canadian National Railway
Company 5,112,775
1,087 Cargotec Oyj 42,906
14,491 Carlisle Companies, Inc. 3,682,018
9,066 Chart Industries, Inc.
a
1,053,741
47,273 Cia de Distribucion Integral
Logista Holdings SA 1,160,798
204,500 CK Hutchison Holdings, Ltd. 1,035,238
254,350 CNH Industrial NV 2,792,763
182 Columbus McKinnon Corporation 5,564
258,400 ComfortDelGro Corporation, Ltd. 249,579
50,066 Compagnie de Saint-Gobain SA 2,725,301
30,629 Computershare, Ltd. 483,385
12,539 Conduent Incorporated
a
39,999
1,387 CSW Industrials, Inc. 245,860
92,023 CSX Corporation 2,746,887
2,845 Cummins, Inc. 615,373
2,572 Curtiss-Wright Corporation 511,339
5,900 Dai Nippon Printing Company, Ltd. 153,915
7,100 Daikin Industries, Ltd. 1,023,670
14,467 Daimler Truck Holding AG 454,556
1,103 Dampskibsselskabet Norden AS 62,668
1,365 Daseke, Inc.
a
6,061
92,035 Delta Air Lines, Inc. 2,876,094
49,442 Deutsche Post AG 1,930,389
2,666 Donaldson Company, Inc. 153,722
40 Dover Corporation 5,198
20,567 DSV AS 3,073,552
Shares Common Stock (76.4%) Value
Industrials (9.9%) - continued
26,623 Eiffage SA $ 2,416,053
3,770 EMCOR Group, Inc. 779,070
298 Equifax, Inc. 50,532
57,396 ExlService Holdings, Inc.
a
1,498,610
2,394 Expeditors International of
Washington, Inc. 261,544
6,004 Experian plc 182,154
8,200 FANUC Corporation 203,495
72,515 Fastenal Company 4,230,525
3,010 Ferguson plc 452,102
10,076 Finning International, Inc. 270,001
31,952 First Advantage Corporation 415,695
99,595 Flowserve Corporation 3,657,128
708 Forrester Research, Inc.
a
16,426
4,524 Fortune Brands Innovations, Inc. 252,439
2,418 Gates Industrial Corporation plc
a
26,405
24,534 General Dynamics Corporation 5,920,300
2,033 Gibraltar Industries, Inc.
a
123,728
79 GMS, Inc.
a
4,620
869 Griffon Corporation 34,708
9,721 Helios Technologies, Inc. 502,770
1,588 Herc Holdings, Inc. 169,582
10,881 Hexcel Corporation 673,751
5,072 Hillman Solutions Corporation
a
33,272
13,500 Hitachi, Ltd. 855,719
23,346 Honeywell International, Inc. 4,278,388
17,954 Howden Joinery Group plc 139,433
64,102 Howmet Aerospace, Inc. 2,826,898
756 Hubbell, Inc. 204,196
2,153 IDEX Corporation 412,106
2,063 IMCD NV 248,376
43,500 Inaba Denki Sangyo Company,
Ltd. 907,101
405 Indutrade AB 7,178
925 Ingersoll Rand, Inc. 56,129
2,357 Interface, Inc. 20,954
8,600 ITOCHU Corporation 309,781
68,615 Janus International Group, Inc.
a
642,236
18,700 Jardine Matheson Holdings, Ltd. 756,415
16,415 JB Hunt Transport Services, Inc. 2,821,246
12,476 JetBlue Airways Corporation
a
46,910
428 Johnson Controls International plc 20,981
15,000 Kajima Corporation 247,911
40,200 Kawasaki Kisen Kaisha, Ltd. 1,378,458
4,085 Kennametal, Inc. 94,404
24,200 Kinden Corporation 366,568
1,800 Komatsu, Ltd. 41,358
400 Kumagai Gumi Company, Ltd. 10,024
19,947 L3Harris Technologies, Inc. 3,578,691
2,104 Legalzoom.com, Inc.
a
20,977
34,866 Legrand SA 3,005,938
5,691 Lincoln Electric Holdings, Inc. 994,787
2,100 Management Solutions Company,
Ltd. 36,555
12,302 Masco Corporation 640,811
4,524 Masterbrand, Inc.
a
50,262
1,590 Matson, Inc. 138,409
14,600 MEITEC Group Holdings, Inc. 256,961
13,105 Middleby Corporation
a
1,479,161
23,500 Mitsubishi Corporation 1,095,466
51,500 Mitsubishi Electric Corporation 590,525
13,100 Mitsui & Company, Ltd. 476,109
3,300 Mitsui O.S.K. Lines, Ltd. 85,197
2,322 MSC Industrial Direct Company,
Inc. 220,009

Global Stock Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (76.4%) Value
Industrials (9.9%) - continued
567 MYR Group, Inc.
a
$ 65,676
178 National Presto Industries, Inc. 13,305
20,000 Nidec Corporation 733,621
105,800 Nihon M&A Center Holdings, Inc. 483,221
4,700 Nippon Express Holdings, Inc. 241,558
20,100 Nitto Kogyo Corporation 459,420
7,089 Northrop Grumman Corporation 3,341,967
5,462 nVent Electric plc 262,886
3,069 Old Dominion Freight Line, Inc. 1,155,970
9,831 Oshkosh Corporation 862,474
2,285 Otis Worldwide Corporation 176,425
7,840 Owens Corning, Inc. 888,821
10,501 PACCAR, Inc. 866,648
18,876 PageGroup plc 86,503
15,414 Parker-Hannifin Corporation 5,686,379
849 Paycom Software, Inc. 207,980
945 Paylocity Holding Corporation
a
169,533
15,501 Pentair plc 900,918
78,764 Qantas Airways, Ltd.
a
246,760
22,053 RB Global, Inc. 1,442,266
54,000 Recruit Holdings Company, Ltd. 1,548,326
27,830 Redde Northgate plc 113,655
9,576 Regal Rexnord Corporation 1,133,894
128,808 RELX plc 4,498,972
3,115 Republic Services, Inc. 462,546
2,428 Resideo Technologies, Inc.
a
35,157
446 Rockwool International AS 99,245
14,543 Russel Metals, Inc. 362,330
3,883 Saia, Inc.
a
1,392,017
6,995 Schindler Holding AG,
Participation Certificates 1,415,248
4,133 Schneider Electric SE 635,892
30,800 Secom Company, Ltd. 2,139,209
16,700 Seino Holdings Company, Ltd. 242,917
25,190 Sensata Technologies Holding plc 803,057
27,377 Siemens AG 3,632,898
5,355 Simpson Manufacturing Company,
Inc. 713,179
20,100 Singapore Technologies
Engineering, Ltd. 55,180
2,535 SiteOne Landscape Supply, Inc.
a
349,247
26,983 SKF AB 437,461
5,579 SkyWest, Inc.
a
235,266
2,600 SMC Corporation 1,200,584
237 Snap-On, Inc. 61,132
7,100 Sojitz Corporation 147,434
25,736 Southwest Airlines Company 572,111
287 Spirax-Sarco Engineering plc 28,647
3,537 Standex International Corporation 507,807
681 Sterling Construction Company,
Inc.
a
49,611
12,900 Sumitomo Corporation 253,584
3,100 Taikisha, Ltd. 90,209
3,200 Takara Standard Company, Ltd. 38,845
3,594 Terex Corporation 164,605
5,696 Textron, Inc. 432,896
11,744 Thales SA 1,733,152
10,192 Timken Company 704,471
1,496 Titan Machinery, Inc.
a
37,161
30,300 TOPPAN Holdings, Inc. 698,835
18,139 Toromont Industries, Ltd. 1,365,575
3,367 Trane Technologies plc 640,774
17,670 TransUnion 775,360
3,166 Trex Company, Inc.
a
177,961
17,800 Tsubakimoto Chain Company 449,953
Shares Common Stock (76.4%) Value
Industrials (9.9%) - continued
109,714 Uber Technologies, Inc.
a
$ 4,748,422
41 UniFirst Corporation/MA 6,742
53,138 United Parcel Service, Inc. 7,505,742
4,239 United Rentals, Inc. 1,722,179
482 Valmont Industries, Inc. 94,911
40,747 Ventia Services Group Pty, Ltd. 71,217
3,100 Vertiv Holdings Company 121,737
17,036 Vinci SA 1,883,746
8,435 Volvo AB, Class B 167,141
1,978 Wabash National Corporation 40,925
34,995 WillScot Mobile Mini Holdings
Corporation
a
1,379,153
536 Wolters Kluwer NV 68,772
9,100 Yuasa Trading Company, Ltd. 248,901
Total 168,220,960
Information Technology (12.7%)
10,198 8x8, Inc.
a
24,271
10,567 Adobe, Inc.
a
5,622,278
55,101 Advanced Micro Devices, Inc.
a
5,427,449
45,600 Advantest Corporation 1,174,594
1,296 Alpha and Omega Semiconductor,
Ltd.
a
30,741
4,009 Amkor Technology, Inc. 83,628
22,553 Amphenol Corporation 1,816,644
66,046 Apple, Inc. 11,278,675
25,280 Applied Materials, Inc. 3,345,808
6,564 Arista Networks, Inc.
a
1,315,229
1,771 ASM International NV 730,856
14,193 ASML Holding NV 8,531,704
9,100 ASMPT, Ltd. 77,073
45,407 Calix, Inc.
a
1,503,880
106,900 Canon, Inc. 2,527,191
693 CDW Corporation 138,877
20,703 CGI, Inc.
a
1,998,715
6,668 Check Point Software
Technologies, Ltd.
a
895,179
1,808 Ciena Corporation
a
76,298
264,826 Cisco Systems, Inc. 13,805,379
21,141 Cognex Corporation 760,865
217 Cognizant Technology Solutions
Corporation 13,990
12,369 CommScope Holding Company,
Inc.
a
18,306
8,938 CommVault Systems, Inc.
a
584,098
1,441 Corning, Inc. 38,561
19,933 Crane NXT Company 1,036,516
41,510 Dassault Systemes SE 1,709,937
2,646 Datadog, Inc.
a
215,570
1,368 Descartes Systems Group, Inc.
a
98,875
10,999 Descartes Systems Group, Inc.
a
794,238
3,461 DocuSign, Inc.
a
134,564
5,222 Dolby Laboratories, Inc. 422,669
19,395 Dropbox, Inc.
a
510,089
23,803 Dynatrace Holdings, LLC
a
1,064,232
962 Elastic NV
a
72,188
3,397 Enphase Energy, Inc.
a
270,333
4,379 EPAM Systems, Inc.
a
952,739
404 F5, Inc.
a
61,242
47 Fair Isaac Corporation
a
39,756
5,000 Ferrotec Holdings Corporation 87,886
32,234 Flex, Ltd.
a
829,058
37,065 Fortinet, Inc.
a
2,119,006
8,600 Fuji Soft, Inc. 309,474
18,600 FUJIFILM Holdings NPV 1,017,379

Global Stock Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (76.4%) Value
Information Technology (12.7%) - continued
14,400 Fujitsu, Ltd. $ 1,865,485
24 Gartner, Inc.
a
7,969
253 GoDaddy, Inc.
a
18,527
49,296 Grid Dynamics Holdings, Inc.
a
499,861
23,361 Guidewire Software, Inc.
a
2,105,527
28,598 Hackett Group, Inc. 637,449
101,902 Halma plc 2,291,612
20,829 Hewlett Packard Enterprise
Company 320,350
44,915 Hexagon AB 366,041
194 HP, Inc. 5,108
2,671 HubSpot, Inc.
a
1,131,890
63,721 Infineon Technologies AG 1,861,305
2,339 IPG Photonics Corporation
a
200,920
15,130 IRESS, Ltd. 48,245
4,243 Jabil, Inc. 521,040
1,653 JFrog, Ltd.
a
37,176
16,452 Juniper Networks, Inc. 442,888
5,100 Keyence Corporation 1,974,305
3,851 Keysight Technologies, Inc.
a
470,015
23,320 Knowles Corporation
a
302,927
7,644 Kyndryl Holdings, Inc.
a
111,832
2,800 Kyocera Corporation 138,016
1,318 Lam Research Corporation 775,274
24,494 Lattice Semiconductor
Corporation
a
1,362,111
1,737 Littelfuse, Inc. 376,356
6,396 LiveRamp Holding, Inc.
a
176,913
7,380 Marvell Technology, Inc. 348,484
659 Microchip Technology, Inc. 46,980
113,366 Microsoft Corporation 38,330,178
11,562 MKS Instruments, Inc. 759,161
3,466 Monolithic Power Systems, Inc. 1,531,071
355 Motorola Solutions, Inc. 98,853
60,300 Murata Manufacturing Company,
Ltd. 1,032,902
3,061 NCR Voyix Corporation
a
46,803
2,832 NetApp, Inc. 206,113
3,679 NICE, Ltd.
a
563,975
4,400 Nomura Research Institute, Ltd. 115,500
5,556 Nova, Ltd.
a
527,653
4,900 NSD Company, Ltd. 85,255
119,400 NTT Data Group Corporation 1,472,191
37,787 NVIDIA Corporation 15,409,539
3,423 ON Semiconductor Corporation
a
214,417
200 OSI Systems, Inc.
a
20,854
21,802 PagerDuty, Inc.
a
439,746
9,225 Palo Alto Networks, Inc.
a
2,241,860
8,440 PDF Solutions, Inc.
a
223,913
15,185 PTC, Inc.
a
2,132,278
6,348 Q2 Holdings, Inc.
a
190,630
1,936 Qorvo, Inc.
a
169,245
99,734 QUALCOMM, Inc. 10,870,009
6,608 Rackspace Technology, Inc.
a,c
8,062
1,970 Rapid7, Inc.
a
91,585
27,600 Renesas Electronics Corporation
a
362,543
982 Reply SPA 92,660
2,674 RingCentral, Inc.
a
71,075
75,500 Rohm Company, Ltd. 1,209,659
24,592 Salesforce, Inc.
a
4,938,811
120,299 Samsung Electronics Company,
Ltd. 5,987,868
676 Sanmina Corporation
a
34,388
23,241 SAP SE 3,117,370
12,306 ServiceNow, Inc.
a
7,160,246
Shares Common Stock (76.4%) Value
Information Technology (12.7%) - continued
32,151 Shopify, Inc.
a
$ 1,517,206
3,074 Silicon Laboratories, Inc.
a
283,361
4,512 Skyworks Solutions, Inc. 391,371
7,113 SolarWinds Corporation
a
65,511
744 Sopra Group SA 133,575
3,235 Spectris plc 122,241
2,039 Sprinklr, Inc.
a
27,710
36,993 Sprout Social, Inc.
a
1,601,057
2,404 SPS Commerce, Inc.
a
385,457
63,483 STMicroelectronics NV 2,419,980
4,520 Synopsys, Inc.
a
2,121,869
3,503 TE Connectivity, Ltd. 412,829
3,899 Technology One, Ltd. 36,158
487 Teledyne Technologies, Inc.
a
182,425
5,004 Temenos AG 360,516
556 Tenable Holdings, Inc.
a
23,413
3,956 Teradata Corporation
a
169,000
127 Teradyne, Inc. 10,575
20,065 Texas Instruments, Inc. 2,849,431
21,100 TIS, Inc. 451,853
9,300 Tokyo Electron, Ltd. 1,228,881
46,496 TTM Technologies, Inc.
a
534,239
12,422 Tyler Technologies, Inc.
a
4,632,164
11,405 Unisys Corporation
a
31,706
3,281 Universal Display Corporation 456,650
4,016 Upland Software, Inc.
a
13,413
24,649 Varonis Systems, Inc.
a
829,192
2,511 Verint Systems, Inc.
a
47,232
2,827 VeriSign, Inc.
a
564,439
8,709 Viavi Solutions, Inc.
a
67,756
9,338 Vishay Intertechnology, Inc. 207,677
10,142 Vontier Corporation 299,798
12,048 Western Digital Corporation
a
483,727
11,097 Wolfspeed, Inc.
a
375,523
10,390 Workiva, Inc.
a
904,865
1,690 Xero, Ltd.
a
115,540
1,781 Xerox Holdings Corporation 22,868
7,541 Yext, Inc.
a
45,472
3,023 Zoom Video Communications,
Inc.
a
181,320
Total 216,375,059
Materials (3.8%)
96,152 Acerinox SA 936,794
7,091 Agnico Eagle Mines, Ltd. 332,575
3,465 Air Liquide SA 593,736
1,039 Albemarle Corporation 131,724
17,366 Alcoa Corporation 445,264
540 AptarGroup, Inc. 66,026
29,976 ArcelorMittal SA 663,287
1,941 Arkema SA 181,877
98,500 Asahi Kasei Corporation 605,557
133,558 Axalta Coating Systems, Ltd.
a
3,503,226
71,216 Barrick Gold Corporation 1,137,505
6,703 BASF SE 309,727
13,859 Berry Plastics Group, Inc. 762,245
176,432 BHP Group, Ltd. 4,994,335
215,338 BlueScope Steel, Ltd. 2,581,351
784 Buzzi SpA 20,760
13,332 Celanese Corporation 1,526,647
58,673 CF Industries Holdings, Inc. 4,680,932
17,401 Cleveland-Cliffs, Inc.
a
291,989
5,486 Commercial Metals Company 232,003
3,410 Eagle Materials, Inc. 524,833
34,112 Eastman Chemical Company 2,549,190

Global Stock Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (76.4%) Value
Materials (3.8%) - continued
44,184 Evraz plc
a,d
$ 5
1,981 First Quantum Minerals, Ltd. 22,956
19,179 Fortescue Metals Group, Ltd. 272,837
3,030 Franco-Nevada Corporation 368,297
248,777 Glencore plc 1,317,731
106,503 Granges AB 1,025,384
147 Hawkins, Inc. 8,442
14,052 Heidelberg Materials AG 1,020,082
55,744 Hexpol AB 494,730
57,235 Holcim AG 3,538,712
14,504 Huntsman Corporation 338,378
58,049 Independence Group NL 351,508
1,122 Ingevity Corporation
a
45,194
3,459 Innospec, Inc. 338,982
170 Israel Corporation, Ltd.
a
36,694
82,900 JFE Holdings, Inc. 1,155,035
864 Kaiser Aluminum Corporation 49,075
42,100 Kyoei Steel, Ltd. 534,056
3,400 Lintec Corporation 56,200
1,954 LSB Industries, Inc.
a
17,801
493 LyondellBasell Industries NV 44,488
3,563 Martin Marietta Materials, Inc. 1,457,053
11,481 Mondi plc 185,711
8,075 Mosaic Company 262,276
1,050 Myers Industries, Inc. 17,609
3,777 Newmont Corporation 141,524
18,800 Nippon Steel Corporation 405,495
14,925 Norsk Hydro ASA 85,113
46,791 Nucor Corporation 6,915,242
4,985 O-I Glass, Inc.
a
77,018
2,764 Orion SA 56,109
1,343 PPG Industries, Inc. 164,880
107,483 Ranpak Holdings Corporation
a
339,646
597 Reliance Steel & Aluminum
Company 151,865
40,693 Rio Tinto plc 2,596,236
23,245 Rio Tinto, Ltd. 1,736,354
11,872 RPM International, Inc. 1,083,557
1,925 Ryerson Holding Corporation 55,921
2,847 Schnitzer Steel Industries, Inc. 64,655
27,900 Shin-Etsu Chemical Company, Ltd. 834,304
122 Sika AG 29,196
16,118 Solvay SA 1,703,925
46,654 South32, Ltd. 99,811
199,597 SSAB AB, Class A 1,195,689
82,614 SSAB AB, Class B 479,289
16,308 Summit Materials, Inc.
a
536,533
6,544 SunCoke Energy, Inc. 62,233
16,300 Taiyo Holdings Company, Ltd. 265,836
3,362 Teck Resources, Ltd. 118,813
2,435 TimkenSteel Corporation
a
49,504
36,500 Toagosei Company, Ltd. 334,870
899 TriMas Corporation 21,765
5,985 Trinseo plc 37,047
38,639 Tronox Holdings plc 413,051
12,700 UBE Corporation 195,565
15,223 United States Steel Corporation 515,907
2,087 Verallia SA
b
67,862
937 Vidrala SA 69,643
2,670 Vulcan Materials Company 524,628
10,025 West Fraser Timber Company, Ltd. 676,575
5,051 Wheaton Precious Metals
Corporation 213,405
Shares Common Stock (76.4%) Value
Materials (3.8%) - continued
59,154 Yara International ASA $ 1,935,633
Total 64,285,518
Real Estate (2.1%)
23,314 Agree Realty Corporation 1,304,185
10,537 Apartment Income REIT
Corporation 307,786
15,283 AvalonBay Communities, Inc. 2,533,004
1,873 Azrieli Group, Ltd. 80,646
33,900 CapitaLand Integrated
Commercial Trust 43,569
2,293 CareTrust REIT, Inc. 49,345
35,580 CBRE Group, Inc.
a
2,467,117
2,010 Centerspace 97,646
4,291 Chatham Lodging Trust 39,692
14,684 Compass, Inc.
a
29,074
10,273 CoStar Group, Inc.
a
754,141
23,400 CubeSmart 797,706
3,200 Daito Trust Construction Company,
Ltd. 343,252
52,600 Daiwa House Industry Company,
Ltd. 1,446,798
5,282 DigitalBridge Group, Inc. 83,720
15,000 Dream Industrial REIT 126,663
790 EastGroup Properties, Inc. 128,968
13,185 Elme Communities 168,241
10,372 EPR Properties 442,884
34,687 Equity Commonwealth 656,972
10,162 Equity Residential 562,263
34,683 Essential Properties Realty Trust,
Inc. 761,292
1,196 Essex Property Trust, Inc. 255,848
8,314 First Industrial Realty Trust, Inc. 351,682
4,346 FirstService Corporation 614,829
15,542 Four Corners Property Trust, Inc. 331,045
3,044 Getty Realty Corporation 81,031
1,859 Granite REIT 84,655
109,000 Hang Lung Properties, Ltd. 143,276
218,534 Healthcare Realty Trust, Inc. 3,135,963
43,000 Henderson Land Development
Company, Ltd. 112,508
229,318 Host Hotels & Resorts, Inc. 3,549,843
1,800 Howard Hughes Holdings, Inc.
a
119,394
30,000 Hysan Development Company,
Ltd. 55,223
10,194 Independence Realty Trust, Inc. 126,304
8,902 InterRent REIT 75,491
2,634 Invitation Homes, Inc. 78,203
2,890 Kennedy-Wilson Holdings, Inc. 37,194
6,574 LEG Immobilien AG
a
410,952
1,088 LTC Properties, Inc. 34,392
48,334 LXP Industrial Trust 382,322
4,213 Mid-America Apartment
Communities, Inc. 497,766
16,420 NetSTREIT Corporation 233,985
8,822 NNN REIT, Inc. 320,503
6,514 Nyfosa AB 31,523
10,946 Pebblebrook Hotel Trust 130,586
10,168 Phillips Edison and Company, Inc. 359,032
14,660 PSP Swiss Property AG 1,803,755
4,833 Realty Income Corporation 228,988
10,130 Regency Centers Corporation 610,434
16,069 Rexford Industrial Realty, Inc. 694,824
1,016 RMR Group, Inc. 22,880
14,352 Sabra Health Care REIT, Inc. 195,761

Global Stock Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (76.4%) Value
Real Estate (2.1%) - continued
20,815 SBA Communications Corporation $ 4,342,633
26,232 Service Properties Trust 190,182
4,054 Simon Property Group, Inc. 445,494
58,500 Swire Pacific, Ltd. 373,689
1,981 Swiss Prime Site AG 184,130
8,845 TAG Immobilien AG
a
96,711
3,706 Terreno Realty Corporation 197,456
6,409 Tricon Residential, Inc. 42,473
25,310 UDR, Inc. 805,111
2,442 Vonovia SE 56,220
2,959 Welltower, Inc. 247,402
Total 35,316,657
Utilities (2.2%)
57,833 A2A SPA 108,552
3,901 ACEA SPA 46,972
33,136 AES Corporation 493,726
9,957 Alliant Energy Corporation 485,802
8,129 American Electric Power
Company, Inc. 614,065
688 American Water Works Company,
Inc. 80,943
1,674 Artesian Resources Corporation 65,788
26,767 ATCO, Ltd. 686,185
1,144 Avista Corporation 36,253
10,447 Boralex, Inc. 194,438
76,042 Canadian Utilities, Ltd. 1,608,850
25,735 Capital Power Corporation 658,616
54,973 Constellation Energy Corporation 6,207,551
51,190 Contact Energy, Ltd. 232,324
5,794 DTE Energy Company 558,426
42,309 Duke Energy Corporation 3,760,847
120,506 E.ON SE 1,433,796
37,177 EDP - Energias de Portugal SA 156,236
1,310 Emera, Inc. 42,906
545,813 Enel SPA 3,464,593
25,353 Engie SA 403,237
32,178 Entergy Corporation 3,075,895
10,049 Evergy, Inc. 493,808
42,818 Fortis, Inc. 1,700,061
64,832 Hera SPA 182,378
48,004 Iren SpA 96,197
248,825 Italgas SPA 1,264,481
594 NextEra Energy Partners, LP
c
16,080
71,857 NiSource, Inc. 1,807,922
13,434 Northwestern Energy Group, Inc. 644,966
33,871 OGE Energy Corporation 1,158,388
16,025 Portland General Electric
Company 641,321
45,894 Public Service Enterprise Group,
Inc. 2,829,365
34,892 Superior Plus Corporation 234,500
45,895 TransAlta Corporation 335,918
30,253 UGI Corporation 629,262
34,415 Veolia Environnement SA 942,985
4,303 Verbund AG 373,874
Total 37,767,507
Total Common Stock
(cost $1,123,562,581) 1,297,541,384
Shares
Registered Investment
Companies ( 6.2% ) Value
U.S. Affiliated  (4.8%)
6,084,156 Thrivent Core Emerging Markets
Equity Fund $ 49,159,979
3,847,655 Thrivent Core Small Cap Value
Fund 32,743,539
Total 81,903,518
U.S. Unaffiliated  (1.4%)
11,347 Communication Services Select
Sector SPDR Fund
c
734,378
5,276 Invesco QQQ Trust Series 1 1,851,190
48,309 SPDR S&P 500 ETF Trust 20,202,824
1,743 SPDR S&P Oil & Gas Exploration
ETF
c
253,118
Total 23,041,510
Total Registered Investment
Companies (cost $116,579,575) 104,945,028
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
5,866,045 Thrivent Cash Management Trust 5,866,045
Total Collateral Held for
Securities Loaned
(cost $5,866,045) 5,866,045
Shares Preferred Stock ( <0.1% ) Value
Consumer Discretionary (<0.1%)
1,877 Bayerische Motoren Werke AG 159,601
Total 159,601
Total Preferred Stock
(cost $131,475) 159,601
Shares or
Principal
Amount Short-Term Investments ( 17.3% ) Value
Federal Home Loan Bank Discount
Notes
6,536,000 5.200%, 11/1/2023
e
6,536,000
8,000,000 5.300%, 11/6/2023
e
7,994,149
15,000,000 5.320%, 11/8/2023
e
14,985,028
1,400,000 5.284%, 11/15/2023
e,f
1,397,206
16,000,000 5.295%, 11/22/2023
e
15,952,137
10,000,000 5.300%, 12/6/2023
e,f
9,949,917
10,000,000 5.340%, 12/8/2023
e
9,947,063
20,000,000 5.305%, 12/11/2023
e
19,885,566
3,300,000 5.307%, 12/13/2023
e,f
3,280,177
2,600,000 5.315%, 12/15/2023
e,f
2,583,641
2,400,000 5.305%, 1/16/2024
e,f
2,373,905
Federal National Mortgage
Association Discount Notes
48,755,000 5.210%, 11/1/2023
e
48,755,000

Global Stock Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (17.3%) Value
U.S. Treasury Bills
20,000,000 5.317%, 11/7/2023
e
$ 19,982,400
5,000,000 5.290%, 11/9/2023
e
4,994,116
40,000,000 5.294%, 11/14/2023
e
39,923,607
55,000,000 5.321%, 11/16/2023
e
54,879,258
15,000,000 5.298%, 11/21/2023
e
14,955,885
15,000,000 5.301%, 11/24/2023
e
14,949,326
Total Short-Term Investments
(cost $293,311,831) 293,324,381
Total Investments (cost
$1,539,451,507) 100.2% $1,701,836,439
Other Assets and Liabilities, Net
(0.2%) (2,792,412)
Total Net Assets 100.0% $1,699,044,027
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2023, the value of these investments was $5,336,543 or
0.3% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
October 31, 2023:
Securities Lending Transactions
Common Stock $ 5,517,560
Total lending $5,517,560
Gross amount payable upon return of
collateral for securities loaned $5,866,045
Net amounts due to counterparty $348,485
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $271,974,123
Gross unrealized depreciation (121,307,605)
Net unrealized appreciation (depreciation) $150,666,518
Cost for federal income tax purposes $1,536,524,299

Global Stock Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 85,046,705 66,886,602 18,160,103 –
Consumer Discretionary 140,698,262 88,716,929 51,981,333 –
Consumer Staples 76,281,432 46,434,189 29,847,243 –
Energy 82,873,536 55,064,975 27,808,561 –
Financials 212,511,823 131,003,647 81,508,176 –
Health Care 178,163,925 116,493,707 61,670,218 –
Industrials 168,220,960 101,775,230 66,445,730 –
Information Technology 216,375,059 170,657,699 45,717,360 –
Materials 64,285,518 29,204,977 35,080,536 5
Real Estate 35,316,657 29,805,123 5,511,534 –
Utilities 37,767,507 23,600,408 14,167,099 –
Registered Investment Companies
U.S. Unaffiliated 23,041,510 23,041,510 – –
Preferred Stock
Consumer Discretionary 159,601 – 159,601 –
Short-Term Investments 293,324,381 – 293,324,381 –
Subtotal Investments in Securities $1,614,066,876 $882,684,996 $731,381,875 $5
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 81,903,518
Collateral Held for Securities Loaned 5,866,045
Subtotal Other Investments $87,769,563
Total Investments at Value $1,701,836,439
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Global Stock Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 15,369,434 15,369,434 – –
Total Asset Derivatives $15,369,434 $15,369,434 $– $–
Liability Derivatives
Futures Contracts 30,015,056 30,015,056 – –
Total Liability Derivatives $30,015,056 $30,015,056 $– $–

Global Stock Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of October 31, 2023. Investments and/or cash totaling $19,584,846 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 1,711 December 2023 $ 385,449,713 ( $ 25,091,725)
ICE mini MSCI EAFE Index 620 December 2023 65,101,449 (3,904,349)
ICE US mini MSCI Emerging Markets Index 337 December 2023 16,507,502 (1,018,982)
Total Futures Long Contracts $ 467,058,664 ( $ 30,015,056)
CME E-mini Russell 2000 Index (826) December 2023 ( $ 77,497,991) $ 8,593,070
CME E-mini S&P Mid-Cap 400 Index (295) December 2023 (76,841,814) 6,776,364
Total Futures Short Contracts ( $ 154,339,805) $15,369,434
Total Futures Contracts $ 312,718,859 ($14,645,622)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2023, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 15,369,434
Total Equity Contracts 15,369,434
Total Asset Derivatives $15,369,434
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 30,015,056
Total Equity Contracts 30,015,056
Total Liability Derivatives $30,015,056
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2023, for
Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 25,692,140
Total Equity Contracts 25,692,140
Total $25,692,140
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2023, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,221,206)
Total Equity Contracts (1,221,206)
Total ($1,221,206)

Global Stock Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Global Stock Fund's average volume of derivative activity during the period ended October 31, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $428,648,824
Futures - Short (130,607,081)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $43,576 $1,796 $– $49,160 6,084 2.9%
Core Small Cap Value 35,578 428 – 32,744 3,848 1.9
Total U.S. Affiliated Registered Investment
Companies 79,154 81,904 4.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,114 111,015 113,263 5,866 5,866 0.3
Total Collateral Held for Securities Loaned 8,114 5,866 0.3
Total Value $87,268 $87,770
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $3,788 $– $1,796
Core Small Cap Value – (3,262) – 427
Affiliated Short-Term Investments
Total Income/Non Cash Income from Affiliated Investments $2,223
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 118
Total Affiliated Income from Securities Loaned, Net $118
Total $– $526 $–

Government Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.6% ) Value
Asset-Backed Securities (5.7%)
Cascade Funding Mortgage Trust,
LLC
$ 283,254
0.985%,  11/25/2050, Ser.
2021-EBO1, Class A
a,b
$ 259,322
268,384
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,b
265,722
418,162
1.151%,  10/27/2031, Ser.
2021-HB7, Class A
a,b
399,728
ECMC Group Student Loan Trust
163,761
6.435%,  (SOFR30A +
1.114%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
161,544
Finance of America HECM Buyout
221,462
2.695%,  2/25/2032, Ser.
2022-HB1, Class A
a,b
207,916
Goodgreen
209,592
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
186,199
Helios Issuer, LLC
700,000
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
a,c,d,e
686,000
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
483,913
1.650%,  3/25/2051, Ser.
2021-1 431,420
Missouri Higher Education Loan
Auth.
480,202
1.530%,  1/25/2061, Ser.
2021-1 391,817
729,768
6.139%,  (TSFR1M +
0.700%), 3/25/2061, Ser.
2021-2
b
719,459
Navient Student Loan Trust
518,237
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
428,527
New Hampshire Higher Education
Loan Corporation
227,551
6.639%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
b
227,615
RMF Buyout Issuance Trust
208,150
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
199,174
SLM Student Loan Trust
95,953
5.835%,  (SOFR30A +
0.514%), 3/25/2025, Ser.
2010-1, Class A
b
92,416
Total 4,656,859
Collateralized Mortgage Obligations (11.4%)
Federal Agricultural Mortgage
Corporation Real Estate Trust
852,942
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
635,480
778,539
2.631%,  1/25/2052, Ser.
2023-1, Class A
a,b,c
599,388
Federal Home Loan Mortgage
Corporation - REMIC
90,406
4.000%,  1/25/2051, Ser.
5249, Class LA 84,366
656,827
1.500%,  3/25/2050, Ser.
4982, Class JA 468,676
Principal
Amount Long-Term Fixed Income (99.6%) Value
Collateralized Mortgage Obligations (11.4%) -
continued
$ 800,000
4.000%,  8/25/2052, Ser.
5256, Class AY $ 679,752
33,476
2.000%,  1/15/2041, Ser.
4074, Class JA 31,461
158,424
1.750%,  6/15/2042, Ser.
4097, Class QN 131,501
148,739
1.750%,  12/15/2042, Ser.
4141, Class KM 118,062
189,840
3.000%,  5/15/2045, Ser.
4631, Class PA 167,728
140,839
3.000%,  3/15/2047, Ser.
4734, Class JA 122,647
145,692
3.500%,  8/15/2047, Ser.
4860, Class CA 132,600
650,000
3.000%,  9/25/2048, Ser.
5210, Class GD 438,489
800,000
2.500%,  12/15/2048, Ser.
5094, Class BC 568,031
215,311
2.000%,  9/25/2049, Ser.
4906, Class KE 167,642
Federal Home Loan Mortgage
Corporation - SCRT
335,647
3.250%,  6/25/2057, Ser.
2017-4, Class HT
c
289,347
511,032
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
455,226
368,725
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
283,834
532,004
2.500%,  9/25/2060, Ser.
2021-1, Class MTU
c
404,790
374,447
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
280,310
464,019
2.500%,  11/25/2060, Ser.
2021-2, Class MTU
c
353,009
Federal Home Loan Mortgage
Corporation - SLST
411,627
2.000%,  9/25/2030, Ser.
2020-2, Class A1C
c
355,187
700,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
c
532,962
Federal National Mortgage
Association - REMIC
454,323
4.500%,  6/25/2052, Ser.
2022-43, Class MA 427,370
266,302
4.000%,  7/25/2052, Ser.
2022-37, Class PE 248,010
108,927
2.000%,  11/25/2032, Ser.
2012-123, Class BA 96,624
685,785
3.000%,  12/25/2039, Ser.
2014-81, Class ZH 566,360
91,74 4
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 87,460
148,359
3.250%,  6/25/2043, Ser.
2013-60, Class PT 128,262
263,382
4.500%,  1/25/2046, Ser.
2022-68, Class BA 252,622
95,711
3.000%,  3/25/2046, Ser.
2016-66, Class PA 82,657
24,502
3.500%,  12/25/2047, Ser.
2018-41, Class PB 22,362
Total 9,212,215

Government Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Commercial Mortgage-Backed Securities (5.9%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 750,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,c
$ 615,170
800,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,c
681,736
750,000
3.530%,  8/25/2032, Ser.
K149, Class A2
c
640,051
1,450,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,c
1,260,465
300,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
b,c
260,723
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
750,000
4.500%,  12/25/2033, Ser.
K160, Class A2 683,797
650,000
4.900%,  1/25/2034, Ser.
K161, Class A2 610,146
Total 4,752,088
Mortgage-Backed Securities (46.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
418,137 3.000%,  2/1/2050 338,772
450,947 2.000%,  5/1/2051 334,141
673,026 2.500%,  5/1/2051 519,313
487,864 3.500%,  5/1/2052 406,865
479,580 4.000%,  5/1/2052 418,132
1,411,877 3.500%,  6/1/2052 1,178,347
61,314 5.000%,  7/1/2053 56,739
681,875 3.500%,  8/1/2052 572,505
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
195,422 2.500%,  7/1/2030 180,652
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
576,171 3.500%,  5/1/2040 497,430
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,236,109 3.000%,  1/1/2052 997,747
83,150 2.000%,  2/1/2051 61,579
99,904 2.000%,  2/1/2051 74,108
826,168 2.500%,  2/1/2051 640,491
767,274 2.500%,  2/1/2051 593,270
1,405,945 2.000%,  3/1/2051 1,040,685
2,251,640 2.000%,  3/1/2051 1,664,392
994,155 4.000%,  3/1/2051 876,674
1,250,782 3.000%,  3/1/2052 1,004,492
760,190 2.000%,  4/1/2051 562,484
760,723 3.000%,  4/1/2051 611,348
2,362,560 2.000%,  4/1/2052 1,748,517
795,439 3.000%,  5/1/2050 644,688
124,109 2.000%,  5/1/2051 91,636
666,148 3.000%,  5/1/2051 543,916
551,955 3.000%,  6/1/2050 452,376
1,169,303 2.500%,  7/1/2051 902,433
355,144 3.500%,  7/1/2051 301,866
Principal
Amount Long-Term Fixed Income (99.6%) Value
Mortgage-Backed Securities (46.8%) -
continued
$ 643,794 3.500%,  8/1/2050 $ 547,971
1,071,906 4.500%,  8/1/2052
d
963,356
540,701 3.500%,  9/1/2052 453,167
395,614 4.500%,  9/1/2053 354,810
1,072,282 4.500%,  9/1/2053 958,658
800,919 4.000%,  10/1/2052 694,485
128,554 2.000%,  11/1/2051 94,983
509,529 2.000%,  12/1/2050 377,466
1,329,684 2.500%,  12/1/2051 1,028,160
1,964,632 4.500%,  12/1/2052 1,766,481
1,400,000 5.500%,  11/1/2040
d
1,327,812
1,200,000 6.000%,  11/1/2041
d
1,167,642
950,000 4.000%,  11/1/2048
d
820,562
350,000 4.500%,  11/1/2048
d
312,506
40,000 5.000%,  11/1/2048
d
36,875
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
950,124 2.500%,  3/1/2062 704,037
404,636 3.500%,  7/1/2061 333,082
390,844 4.000%,  12/1/2061 337,756
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
700,000 4.500%,  11/1/2053
d
632,450
5,850,000 5.000%,  11/1/2053
d
5,443,014
2,450,000 5.500%,  11/1/2053
d
2,342,812
Total 38,013,683
U.S. Government & Agencies (29.8%)
Federal Farm Credit Bank
1,750,000 1.320%,  3/18/2030 1,385,088
Federal Home Loan Bank
950,000 5.900%,  3/10/2043 899,576
Tennessee Valley Authority
385,000 5.250%,  9/15/2039 362,592
U.S. Treasury Bonds
735,000 1.375%,  8/15/2050 334,597
300,000 4.125%,  8/15/2053 256,641
750,000 6.375%,  8/15/2027 787,851
1,100,000 3.875%,  2/15/2043 914,547
705,000 2.500%,  5/15/2046 446,821
2,060,000 2.875%,  5/15/2049 1,382,534
U.S. Treasury Notes
1,750,000 2.875%,  7/31/2025 1,683,760
1,750,000 0.250%,  8/31/2025 1,602,412
375,000 2.625%,  1/31/2026 356,089
450,000 4.625%,  3/15/2026 446,291
1,000,000 3.750%,  4/15/2026 971,953
500,000 4.375%,  8/15/2026 492,851
4,250,000 3.125%,  8/31/2027 3,991,016
1,750,000 0.625%,  11/30/2027 1,477,451
500,000 3.500%,  1/31/2028 474,082
5,200,000 3.625%,  3/31/2028 4,949,141
1,000,000 4.375%,  8/31/2028 980,937
Total 24,196,230
Total Long-Term Fixed Income
(cost $89,369,198) 80,831,075

Government Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 16.9% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.270%, 11/15/2023
f,g
$ 99,800
Thrivent Core Short-Term Reserve
Fund
1,301,065 5.690% 13,010,653
U.S. Treasury Bills
600,000 5.312%, 1/9/2024
f,h
593,925
Total Short-Term Investments
(cost $13,697,764) 13,704,378
Total Investments (cost
$103,066,962) 116.5% $94,535,453
Other Assets and Liabilities, Net
(16.5%) (13,399,808)
Total Net Assets 100.0% $81,135,645
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2023, the value of these investments was $4,029,000 or
5.0% of total net assets.
b Denotes variable rate securities. The rate shown is as
of October 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
h At October 31, 2023, $3,960 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
Definitions:
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $169,956
Gross unrealized depreciation (8,603,308)
Net unrealized appreciation (depreciation) ($8,433,352)
Cost for federal income tax purposes $102,842,968

Government Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 4,656,859 – 3,970,859 686,000
Collateralized Mortgage Obligations 9,212,215 – 9,212,215 –
Commercial Mortgage-Backed Securities 4,752,088 – 4,752,088 –
Mortgage-Backed Securities 38,013,683 – 38,013,683 –
U.S. Government & Agencies 24,196,230 – 24,196,230 –
Short-Term Investments 693,725 – 693,725 –
Subtotal Investments in Securities $81,524,800 $– $80,838,800 $686,000
Other Investments  * Total
Affiliated Short-Term Investments 13,010,653
Subtotal Other Investments $13,010,653
Total Investments at Value $94,535,453
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Government Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 122,289 122,289 – –
Total Asset Derivatives $122,289 $122,289 $– $–
Liability Derivatives
Futures Contracts 248,126 248,126 – –
Total Liability Derivatives $248,126 $248,126 $– $–
The following table presents Government Bond Fund's futures contracts held as of October 31, 2023. Investments and/or cash totaling $99,800 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 12 December 2023 $ 1,324,346 ( $ 50,284)
CBOT 2-Yr. U.S. Treasury Note 10 December 2023 2,036,120 (11,901)
CBOT 5-Yr. U.S. Treasury Note 43 December 2023 4,579,875 (87,383)
CBOT U.S. Long Bond 9 December 2023 1,083,495 (98,558)
Total Futures Long Contracts $ 9,023,836 ( $ 248,126)
CME Ultra Long Term U.S. Treasury Bond (8) December 2023 ( $ 1,022,789) $ 122,289
Total Futures Short Contracts ( $ 1,022,789) $122,289
Total Futures Contracts $ 8,001,047 ($125,837)

Government Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2023, for Government Bond
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 122,289
Total Interest Rate Contracts 122,289
Total Asset Derivatives $122,289
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 248,126
Total Interest Rate Contracts 248,126
Total Liability Derivatives $248,126
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2023, for
Government Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 18,805
Futures Net realized gains/(losses) on Futures contracts (188,341)
Total Interest Rate Contracts (169,536)
Total ($169,536)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2023, for Government Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (199,153)
Total Interest Rate Contracts (199,153)
Total ($199,153)
The following table presents Government Bond Fund's average volume of derivative activity during the period ended October 31, 2023.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $7,557,212
Futures - Short (3,134,620)
Options Written (627,029)

Government Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $13,232 $47,737 $47,958 $13,011 1,301 16.0%
Total Affiliated Short-Term Investments 13,232 13,011 16.0
Total Value $13,232 $13,011
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $– $– $– $530
Total Income/Non Cash Income from Affiliated Investments $530
Total $– $– $–

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
( 100.8% ) Value
Alabama (2.0%)
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
$ 250,000 5.500%, 6/1/2049, Ser. D-1
a
$ 253,047
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AGM Insured)
200,000 5.500%, 8/1/2058, Ser. A
b
202,418
Pell City Square Cooperative
District, AL Rev.
250,000 7.000%, 4/1/2044, Ser. A
c
241,568
Total 697,033
Arizona (6.6%)
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
250,000 5.375%, 7/1/2053 212,906
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada)
200,000 5.000%, 7/15/2050, Ser. A
d
164,052
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
350,000 5.000%, 7/1/2047, Ser. A 313,500
Arizona Industrial Development
Auth. Education Rev. Refg.
(Doral Academy of Northern
Nevada)
350,000 4.000%, 7/15/2051, Ser. A
d
233,599
Chandler, AZ Industrial
Development Auth. Rev. (Intel
Corporation)
250,000
5.000%, 9/1/2027, Ser. 2022-
2, AMT
a
251,776
Maricopa County, AZ Industrial
Development Auth. Educational
Fac. Rev. (Valley Christian
Schools)
250,000 6.375%, 7/1/2058, Ser. A
d
226,124
Phoenix, AZ Industrial Development
Auth. Healthcare Fac. Rev.
(Mayo Clinic)
895,000 3.970%, 11/15/2052, Ser. A
a
895,000
Total 2,296,957
Arkansas (0.6%)
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
250,000 5.700%, 5/1/2053, AMT 227,226
Total 227,226
California (7.7%)
California Community Choice
Financing Auth. Rev. (Clean
Energy)
250,000 5.000%, 8/1/2029, Ser. A-1
a
248,363
200,000 5.250%, 10/1/2031, Ser. C
a
195,671
Principal
Amount
Long-Term Fixed Income
(100.8%) Value
California (7.7%) - continued
California County Tobacco
Securitization Agency (Los
Angeles County Securitization
Corporation)
$ 250,000 4.000%, 6/1/2049, Ser. A $ 203,251
California Municipal Finance Auth.
Fac. Rev. (United Airlines, Inc.)
250,000 4.000%, 7/15/2029, AMT 233,700
California Municipal Finance Auth.
Rev. (LINXS APM)
225,000
5.000%, 12/31/2043, Ser. A,
AMT 212,633
California Municipal Finance Auth.
Solid Waste Disposal Rev.
(Waste Management, Inc.)
250,000
4.125%, 10/1/2041, Ser. A,
AMT
a
246,987
California Municipal Finance Auth.
Special Tax Rev.
250,000 6.250%, 9/1/2052, Ser. C 224,623
California Pollution Control
Financing Auth. Rev. Refg.
(San Diego County Water Auth.
Desalination)
250,000 5.000%, 7/1/2039
d
245,984
California Public Finance Auth.
Senior Living Rev. (Enso Village)
250,000 5.000%, 11/15/2056, Ser. A
d
195,655
Dixon, CA Special Tax
250,000 5.000%, 9/1/2048 212,776
Los Angeles, CA Department of
Water & Power Rev. Refg.
230,000 2.820%, 7/1/2035, Ser. A
a
230,000
San Diego County, CA Regional
Airport Auth. Rev.
250,000
5.250%, 7/1/2058, Ser. B,
AMT 244,845
Total 2,694,488
Colorado (4.8%)
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
250,000 6.500%, 12/1/2053 232,611
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
225,000 5.000%, 4/1/2048 206,862
Colorado Educational and Cultural
Fac. Auth. Rev. (Aspen View
Academy)
350,000 4.000%, 5/1/2051 244,804
Colorado Educational and Cultural
Fac. Auth. Rev. (Mountain
Phoenix Community School)
200,000 6.250%, 7/1/2053 180,643
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
150,000 5.000%, 12/1/2050
d
114,818
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Commonspirit Health)
350,000 4.000%, 8/1/2049, Ser. A-2 270,358

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(100.8%) Value
Colorado (4.8%) - continued
Colorado High Performance
Transportation Enterprise Rev.
$ 225,000 5.000%, 12/31/2056 $ 201,636
Denver, CO Health and Hospital
Auth. Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 210,509
Total 1,662,241
Connecticut (0.6%)
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
250,000 5.000%, 1/1/2045, Ser. A
d
197,751
Total 197,751
Delaware (1.5%)
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
400,000 4.000%, 9/1/2051 300,317
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
230,000 5.000%, 7/1/2040, Ser. A 211,415
Total 511,732
District Of Columbia (0.7%)
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
250,000
5.250%, 10/1/2048, Ser. A,
AMT 247,929
Total 247,929
Florida (7.5%)
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
250,000 4.000%, 10/1/2046 175,807
Cape Coral, FL Utility Improvement
Assessment Refg. (North 1 West
Area) (BAM Insured)
250,000 5.650%, 3/1/2054
b,c
255,765
Capital Projects, FL Finance Auth.
Student Housing Rev. (Provident
Group - Continuum Properties)
150,000 5.000%, 11/1/2053, Ser. A-1 134,794
Charlotte County, FL Industrial
Development Auth. Utility System
Rev. (Town and Country Utilities)
250,000 4.000%, 10/1/2051, AMT
d
173,926
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
225,000 5.750%, 6/15/2047, Ser. A 214,485
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
150,000 5.000%, 7/1/2051, Ser. A-1 127,399
250,000 4.000%, 7/1/2055, Ser. A 171,481
Principal
Amount
Long-Term Fixed Income
(100.8%) Value
Florida (7.5%) - continued
Florida Development Finance
Corporation Senior Living Rev.
Refg. (Glenridge Palmer Ranch)
$ 250,000 5.000%, 6/1/2051 $ 188,045
Florida Higher Educational Fac.
Financing Auth. Rev. (Ringling
College)
300,000 5.000%, 3/1/2049 260,479
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
300,000 5.250%, 10/1/2052, Ser. A 233,717
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health)
250,000 5.000%, 10/1/2047, Ser. A 241,720
Osceola County, FL Transportation
Rev. Refg.
300,000
Zero Coupon, 10/1/2043,
Ser. A-2 89,837
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
290,000 4.000%, 6/15/2056, Ser. A
d
185,594
Village Community Development
District No. 15 Rev. (City of
Wildwood, FL)
200,000 5.250%, 5/1/2054
d
183,551
Total 2,636,600
Georgia (2.6%)
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 186,472
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
250,000 5.000%, 5/15/2028, Ser. A 248,850
Monroe County, GA Development
Auth. Pollution Control Rev.
(Georgia Power Company Plant
Scherer)
250,000 3.875%, 10/1/2048
a
243,376
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 233,308
Total 912,006
Guam (0.9%)
Guam Power Auth. Rev. Refg.
300,000 5.000%, 10/1/2034, Ser. A 303,170
Total 303,170
Idaho (0.5%)
College of Western Idaho Annual
Appropriation C.O.P
200,000 5.000%, 8/1/2052 182,230
Total 182,230

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(100.8%) Value
Illinois (3.8%)
Chicago, IL G.O.
$ 250,000 5.000%, 1/1/2039, Ser. A $ 243,395
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
200,000 6.500%, 5/15/2047, Ser. A 187,880
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
d
229,920
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
150,000 5.000%, 2/15/2037 141,766
Illinois G.O.
235,000 5.000%, 12/1/2025, Ser. B 238,017
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
115,000
Zero Coupon, 6/15/2035,
Ser. A
b
65,078
Peoria, IL G.O. (AGM Insured)
250,000 4.375%, 1/1/2042, Ser. A
b
229,416
Total 1,335,472
Indiana (1.4%)
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC.
Student Housing)
250,000 5.375%, 6/1/2064, Ser. A 230,201
Indiana Housing & Community
Development Auth. Rev. (Vita of
Marion)
150,000 5.250%, 4/1/2041, Ser. A 110,227
Indiana Housing & Community
Development Auth. Rev. (Vita of
New Whiteland)
150,000 6.750%, 1/1/2043 136,658
Total 477,086
Iowa (1.7%)
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
160,000 5.000%, 5/15/2032, Ser. A 142,913
150,000 5.000%, 5/15/2043, Ser. A 114,125
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
350,000 5.375%, 10/1/2052 331,146
Total 588,184
Kansas (0.4%)
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
150,000 6.500%, 11/15/2042, Ser. A
d
144,765
Total 144,765
Principal
Amount
Long-Term Fixed Income
(100.8%) Value
Louisiana (0.6%)
St. John the Baptist Parish, LA Rev.
Refg. (Marathon Oil Corporation)
$ 200,000 4.050%, 6/1/2037, Ser, A-1
a
$ 195,938
Total 195,938
Maryland (1.7%)
Maryland Economic Development
Corporation Rev. (Seagirt Marine
Terminal)
200,000
5.000%, 6/1/2044, Ser. A,
AMT 188,466
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
200,000 6.000%, 7/1/2058, Ser. A 206,801
Prince George's County, MD Tax
Allocation (West Phalia Town
Center)
200,000 5.000%, 7/1/2030
d
191,500
Total 586,767
Massachusetts (1.9%)
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
200,000 5.000%, 7/1/2052 173,033
Massachusetts Transportation Fund
Rev. (Rail Enhancement)
500,000 5.000%, 6/1/2053, Ser. A 503,332
Total 676,365
Michigan (1.6%)
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
100,000 5.000%, 12/31/2033, AMT 100,771
225,000 5.000%, 12/31/2043, AMT 208,226
Michigan Strategic Fund Limited
Obligation Rev. (Recycled Board
Machine)
250,000 4.000%, 10/1/2026, AMT
a
242,237
Total 551,234
Minnesota (4.8%)
Apple Valley, MN Senior Housing
Rev. (PHS Apple Valley Senior
Housing, Inc. - Orchard Path
Phase II)
290,000 4.000%, 9/1/2041 234,680
Cuyuna Range Hospital District,
MN Health Care Fac. Rev.
150,000 5.750%, 5/1/2053 139,383
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
250,000 5.000%, 7/1/2043, Ser. A 212,127
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
250,000 5.250%, 6/15/2047, Ser. B 224,378

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(100.8%) Value
Minnesota (4.8%) - continued
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
$ 320,000 5.000%, 10/1/2052, Ser. A $ 300,539
Minnetonka, MN Independent
School District No. 276 Fac.
Maintenance U.T.G.O.
250,000 5.000%, 2/1/2044, Ser. B 253,709
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 164,200
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
200,000 4.000%, 12/1/2050 139,311
Total 1,668,327
Missouri (1.6%)
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
140,000 5.000%, 8/15/2042, Ser. A 111,588
Ozark, MO R-6 School District
C.O.P
250,000 5.000%, 4/1/2045 234,224
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
250,000 6.000%, 10/1/2049
d
224,654
Total 570,466
Montana (0.5%)
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
250,000 4.000%, 7/1/2050, Ser. A 172,875
Total 172,875
Nebraska (0.6%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
225,000 5.000%, 11/15/2047 215,357
Total 215,357
Nevada (1.3%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
225,000 5.000%, 9/1/2042, Ser. A 209,601
Public Finance Auth., WI Charter
School Rev. (Founders Academy
of Las Vegas)
250,000 6.625%, 7/1/2053, Ser. A 238,315
Total 447,916
Principal
Amount
Long-Term Fixed Income
(100.8%) Value
New Hampshire (0.6%)
National Finance Auth., NH Rev.
(Presbyterian Senior Living)
$ 250,000 5.250%, 7/1/2048, Ser. A $ 225,407
Total 225,407
New Jersey (1.9%)
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
160,000 6.000%, 6/15/2052 163,615
New Jersey Transportation Trust
Fund Auth. Rev.
225,000 5.000%, 6/15/2045, Ser. AA 216,429
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
300,000 5.250%, 6/1/2046, Ser. A 294,538
Total 674,582
New York (9.3%)
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
200,000 5.750%, 6/1/2042
d
193,781
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
410,000 5.000%, 6/15/2042 369,042
Build NYC Resource Corporation,
NY Rev. (New World Preparatory
Charter School)
250,000 4.000%, 6/15/2051
d
166,021
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
250,000 5.500%, 6/15/2053, Ser. A
d
222,985
Metropolitan Transportation Auth.,
NY Rev.
250,000
5.000%, 11/15/2045, Ser.
A-2
a
254,873
New York City, NY G.O.
540,000 4.020%, 4/1/2036, Ser. L-3
a
540,000
250,000 4.500%, 5/1/2049, Ser. D-1 230,089
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
300,000 5.000%, 7/15/2042, Ser. A 274,962
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
250,000 4.000%, 4/30/2053, AMT 187,594
New York Transportation
Development Corporation
Special Fac. Rev. (Laguardia
Airport Terminal C&D
Redevelopment)
250,000 5.625%, 4/1/2040, AMT
c
248,267
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
400,000 5.000%, 12/1/2042, AMT 377,323

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(100.8%) Value
New York (9.3%) - continued
Suffolk County, NY Economic
Development Corporation Rev.
(St. Johnland Assisted Living,
Inc.)
$ 250,000 5.375%, 11/1/2054
d
$ 182,451
Total 3,247,388
North Carolina (1.7%)
Greater Asheville, NC Regional
Airport Auth. Rev. (AGM Insured)
250,000 5.250%, 7/1/2053, AMT
b
243,693
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
500,000 4.000%, 1/1/2052, Ser. A 341,819
Total 585,512
North Dakota (1.1%)
Horace, ND Refg. Improvement
U.T.G.O.
200,000 5.000%, 5/1/2048, Ser. A 171,082
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
225,000 5.000%, 4/1/2048, Ser. A 218,794
Total 389,876
Ohio (2.4%)
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
700,000 5.000%, 6/1/2055, Ser. B-2 572,622
Cleveland-Cuyahoga County, OH
Port Auth. Rev. Refg. (Flats East
Bank)
245,000 4.000%, 12/1/2055, Ser. A
d
173,975
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
100,000 5.000%, 3/1/2034 93,429
Total 840,026
Oklahoma (0.7%)
Osage County, OK Industrial Auth.
Rev.
225,000 6.500%, 9/1/2040 230,373
Total 230,373
Oregon (1.3%)
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
340,000 4.000%, 5/15/2057 220,434
Umatilla, OR Hospital District No.
1 G.O.
250,000 5.000%, 6/1/2053 223,247
Total 443,681
Principal
Amount
Long-Term Fixed Income
(100.8%) Value
Pennsylvania (2.2%)
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
$ 350,000
5.000%, 1/1/2051, Ser. A,
AMT $ 326,469
Pennsylvania Economic
Development Financing Auth.
Rev. (Penndot Major Bridges
Package One)
210,000 5.500%, 6/30/2037, AMT 217,004
Philadelphia, PA Auth. for Industrial
Development Charter School
Rev. Refg. (Tacony Academy
Charter School)
250,000 5.500%, 6/15/2043
d
227,374
Total 770,847
Puerto Rico (0.6%)
Puerto Rico Sales Tax Financing
Corporation Rev.
250,000 4.750%, 7/1/2053, Ser. A-1 211,155
Total 211,155
South Carolina (0.5%)
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 159,106
Total 159,106
South Dakota (0.5%)
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
250,000 4.000%, 8/1/2051 179,170
Total 179,170
Tennessee (0.8%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg. (Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 296,709
Total 296,709
Texas (7.8%)
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
250,000 4.000%, 8/15/2043, Ser. A
b
205,970
Brazoria County, TX Municipal
Utility District No. 66 U.T.G.O.
(AGM Insured)
145,000 6.500%, 9/1/2029
b
157,841
Denton, TX Independent School
District U.T.G.O. (PSF-GTD
Insured)
250,000 5.000%, 8/15/2053
b
251,879

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(100.8%) Value
Texas (7.8%) - continued
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
$ 250,000 5.000%, 1/1/2033, Ser. A $ 218,262
Hidalgo County, TX Regional
Mobility Auth. Toll & Vehicle
Registration Rev.
350,000 4.000%, 12/1/2041, Ser. A 287,521
Irving, TX Rev. Refg.
300,000 5.000%, 8/15/2043 268,305
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
250,000 5.750%, 7/15/2052 211,253
Port of Beaumont, TX Navigation
District Fac. Rev. Refg. (Dock
and Wharf Jefferson Gulf Coast
Energy)
250,000
4.000%, 1/1/2050, Ser. A,
AMT
d
161,410
San Antonio, TX Education Fac.
Corporation Rev. (Hallmark
University)
250,000 5.000%, 10/1/2031, Ser. A 225,919
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
250,000 5.500%, 11/15/2047, Ser. D 254,493
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
235,000 5.000%, 10/1/2044, Ser. A-1 204,671
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
300,000 5.000%, 6/30/2058, AMT 273,423
Total 2,720,947
Utah (1.7%)
Black Desert Public Infrastructure
District, UT L.T.G.O.
500,000 4.000%, 3/1/2051, Ser. A
d
337,801
Utah Infrastructure Agency
Telecommunication Rev.
245,000 6.000%, 10/15/2047 245,058
Total 582,859
Virginia (1.8%)
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 215,585
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 397,529
Total 613,114
Principal
Amount
Long-Term Fixed Income
(100.8%) Value
Washington (1.4%)
Washington Housing Finance
Commission Nonprofit Housing
Rev. Refg. (Emerald Heights)
$ 250,000 4.750%, 7/1/2027, Ser. B-1 $ 242,582
Washington Housing Finance
Commission Nonprofit Rev. Refg.
(Seattle Academy of Arts and
Sciences)
250,000 6.125%, 7/1/2053
d
251,670
Total 494,252
West Virginia (1.0%)
South Charleston, WV Special
District Excise Tax Rev. Refg.
(South Charleston Park Place)
500,000 4.500%, 6/1/2050
d
348,102
Total 348,102
Wisconsin (5.6%)
Public Finance Auth., WI Charter
School Rev. (Quality Education
Academy)
250,000 6.500%, 7/15/2063, Ser. A
d
230,779
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
335,000 5.000%, 2/1/2052, Ser. A 290,080
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
250,000 5.250%, 7/1/2053, AMT 220,031
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
500,000 4.000%, 3/31/2056, AMT 348,055
Public Finance Auth., WI Rev.
(Texas Biomedical Research
Institute)
350,000 4.000%, 6/1/2040, Ser. A 274,376
Public Finance Auth., WI Special
Rev. (Lariat, Williamson County,
TX)
250,000 Zero Coupon, 9/1/2029
d
157,046
Public Finance Auth., WI Student
Housing Rev. (CHF-Manoa, LLC)
250,000 5.750%, 7/1/2063, Ser. A 233,788
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
240,000 5.000%, 6/1/2037 204,163
Total 1,958,318
Total Long-Term Fixed Income
(cost $40,981,593) 35,171,539

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Short-Term Investments ( 0.3% )
e
Value
Federal Home Loan Bank Discount
Notes
$ 100,000 5.300%, 12/6/2023
f
$ 99,499
Total Short-Term Investments
(cost $99,485) 99,499
Total Investments
(cost $41,081,078) 101.0% $35,271,038
Other Assets and Liabilities, Net
(1.0%) (362,306)
Total Net Assets 100.0% $34,908,732
a Denotes variable rate securities. The rate shown is as
of October 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2023, the value of these investments was $5,365,288 or
15.4% of total net assets.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
G.O. - General Obligation
L.T.G.O. - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $57,994
Gross unrealized depreciation (5,869,702)
Net unrealized appreciation (depreciation) ($5,811,708)
Cost for federal income tax purposes $41,104,615

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 9,923,324 – 9,923,324 –
Electric Revenue 779,854 – 779,854 –
General Obligation 2,049,091 – 2,049,091 –
Health Care 5,443,832 – 5,443,832 –
Housing Finance 1,648,945 – 1,648,945 –
Industrial Development Revenue 3,040,434 – 3,040,434 –
Other Revenue 3,446,993 – 3,446,993 –
Tax Revenue 1,872,447 – 1,872,447 –
Transportation 6,060,944 – 6,060,944 –
Water & Sewer 905,675 – 905,675 –
Short-Term Investments 99,499 – 99,499 –
Total Investments at Value $35,271,038 $– $35,271,038 $–
The following table is a summary of the inputs used, as of October 31, 2023, in valuing High Income Municipal Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 21,869 21,869 – –
Total Asset Derivatives $21,869 $21,869 $– $–
The following table presents High Income Municipal Bond Fund's futures contracts held as of October 31, 2023. Investments and/or cash totaling
$99,499 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond (2) December 2023 ( $ 240,744) $ 21,869
Total Futures Short Contracts ( $ 240,744) $21,869
Total Futures Contracts ( $ 240,744) $21,869
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2023, for High Income Municipal
Bond Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 21,869
Total Interest Rate Contracts 21,869
Total Asset Derivatives $21,869
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2023, for
High Income Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 190,928
Total Interest Rate Contracts 190,928
Total $190,928
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2023, for High Income Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (246,078)
Total Interest Rate Contracts (246,078)
Total ($246,078)
The following table presents High Income Municipal Bond Fund's average volume of derivative activity during the period ended October 31,
2023.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Short ($953,634)

High Yield Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 3.3% )
a
Value
Basic Materials (0.4%)
Grinding Media, Inc., Term Loan
$ 2,903,740
9.684%,  (TSFR3M +
4.000%), 10/12/2028
b,c
$ 2,816,628
Total 2,816,628
Capital Goods (0.2%)
Brand Industrial Services, Inc.,
Term Loan
1,404,000
10.872%,  (TSFR3M +
5.500%), 8/1/2030
b
1,351,350
Total 1,351,350
Communications Services (1.0%)
Cengage Learning, Inc., Term
Loan
1,370,855
10.406%,  (TSFR3M +
4.750%), 7/14/2026
b
1,354,500
Clear Channel Outdoor Holdings,
Inc., Term Loan
705,000
9.145%,  (TSFR3M +
3.500%), 8/21/2026
b,d,e
675,623
DIRECTV Financing, LLC, Term
Loan
2,513,300
10.439%,  (TSFR1M +
5.000%), 8/2/2027
b
2,441,947
NEP Group, Inc., Term Loan
2,347,232
8.689%,  (TSFR1M +
3.250%), 10/20/2025
b
2,109,998
Total 6,582,068
Consumer Cyclical (0.2%)
Staples, Inc., Term Loan
1,520,162
10.634%,  (LIBOR 1M +
5.000%), 4/12/2026
b
1,304,497
Total 1,304,497
Consumer Non-Cyclical (0.5%)
Alltech, Inc., Term Loan
1,435,391
9.439%,  (TSFR1M +
4.000%), 10/15/2028
b,c
1,399,506
Amneal Pharmaceuticals, LLC,
Term Loan
937,512
8.939%,  (TSFR1M +
3.500%), 5/4/2025
b
915,912
City Brewing Company, LLC, Term
Loan
1,080,702
9.164%,  (TSFR3M +
3.500%), 4/5/2028
b
778,105
Total 3,093,523
Energy (0.2%)
GIP II Blue Holding, LP, Term Loan
955,158
9.939%,  (TSFR1M +
4.500%), 9/29/2028
b
954,986
Total 954,986
Technology (0.3%)
CoreLogic, Inc., Term Loan
1,381,800
8.939%,  (TSFR1M +
3.500%), 6/2/2028
b
1,254,481
Principal
Amount Bank Loans (3.3%)
a
Value
Technology (0.3%) - continued
Rackspace Technology Global,
Inc., Term Loan
$ 1,413,750
8.206%,  (TSFR1M +
2.750%), 2/9/2028
b
$ 616,268
Total 1,870,749
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,304,000
10.427%,  (TSFR3M +
4.750%), 4/20/2028
b
2,332,800
Air Canada, Term Loan
967,750
9.128%,  (TSFR3M +
3.500%), 8/11/2028
b
966,056
Total 3,298,856
Total Bank Loans
(cost $22,963,709) 21,272,657
Principal
Amount Long-Term Fixed Income ( 89.8% ) Value
Basic Materials (5.5%)
ACN 113 874 712, Pty. Ltd.
2,859,934 11.500%,  2/15/2018
*,f,g
2,860
ATI, Inc.
1,358,000 7.250%,  8/15/2030 1,307,320
Cascades, Inc./Cascades USA,
Inc.
1,372,000 5.125%,  1/15/2026
h
1,302,200
Chemours Company
2,410,000 5.750%,  11/15/2028
h
2,038,257
Cleveland-Cliffs, Inc.
1,450,000 4.625%,  3/1/2029
h,i
1,249,759
1,090,000 4.875%,  3/1/2031
h
899,052
Consolidated Energy Finance SA
3,482,000 5.625%,  10/15/2028
h
2,861,159
First Quantum Minerals, Ltd.
935,000 6.875%,  3/1/2026
h
821,225
1,938,000 6.875%,  10/15/2027
h
1,650,644
Hecla Mining Company
805,000 7.250%,  2/15/2028 768,575
Hudbay Minerals, Inc.
725,000 4.500%,  4/1/2026
h
674,768
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
1,500,000 9.000%,  7/1/2028
h
1,401,450
Mercer International, Inc.
709,000 5.500%,  1/15/2026 659,370
Methanex Corporation
1,817,000 4.250%,  12/1/2024 1,774,223
Mineral Resources, Ltd.
417,000 9.250%,  10/1/2028
h
417,000
Novelis Corporation
580,000 3.250%,  11/15/2026
h
516,282
2,010,000 4.750%,  1/30/2030
h
1,705,434
580,000 3.875%,  8/15/2031
h
452,980
OCI NV
2,564,000 4.625%,  10/15/2025
h
2,423,259
Olin Corporation
2,450,000 5.625%,  8/1/2029
i
2,227,533

High Yield Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.8%) Value
Basic Materials (5.5%) - continued
SCIL IV, LLC/SCIL USA Holdings,
LLC
$ 2,049,000 5.375%,  11/1/2026
h
$ 1,817,516
SNF Group SACA
926,000 3.125%,  3/15/2027
h
819,405
1,157,000 3.375%,  3/15/2030
h
925,286
SunCoke Energy, Inc.
2,234,000 4.875%,  6/30/2029
h
1,869,858
Taseko Mines, Ltd.
2,420,000 7.000%,  2/15/2026
h
2,195,195
Unifrax Escrow Issuer Corporation
1,887,000 5.250%,  9/30/2028
h
1,274,568
United States Steel Corporation
2,111,000 6.875%,  3/1/2029 2,050,870
Total 36,106,048
Capital Goods (12.0%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,449,988
0.000%,PIK 1.500%,
4/26/2024
*,f,g,j
17,250
Advanced Drainage Systems, Inc.
2,360,000 5.000%,  9/30/2027
h,i
2,200,700
AECOM
1,850,000 5.125%,  3/15/2027 1,746,587
Amsted Industries, Inc.
1,875,000 5.625%,  7/1/2027
h
1,725,349
2,750,000 4.625%,  5/15/2030
h
2,218,523
ARD Finance SA
1,500,000 6.500%,  6/30/2027
h
873,269
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
2,861,000 5.250%,  8/15/2027
h
2,079,602
Berry Global, Inc.
1,577,000 4.500%,  2/15/2026
h
1,485,509
Bombardier, Inc.
4,000 7.125%,  6/15/2026
h
3,849
2,250,000 7.875%,  4/15/2027
h
2,164,439
1,755,000 6.000%,  2/15/2028
h
1,552,962
Builders FirstSource, Inc.
900,000 5.000%,  3/1/2030
h
785,401
Canpack SA/Canpack US, LLC
1,380,000 3.125%,  11/1/2025
h
1,265,101
Chart Industries, Inc.
2,030,000 7.500%,  1/1/2030
h
1,993,430
Clean Harbors, Inc.
2,920,000 5.125%,  7/15/2029
h
2,626,320
Clydesdale Acquisition Holdings,
Inc.
273,000 6.625%,  4/15/2029
h
247,992
546,000 8.750%,  4/15/2030
h,i
435,206
Cornerstone Building Brands, Inc.
1,401,000 6.125%,  1/15/2029
h
1,024,273
Covanta Holding Corporation
826,000 4.875%,  12/1/2029
h
644,280
CP Atlas Buyer, Inc.
1,935,000 7.000%,  12/1/2028
h
1,474,818
Crown Cork & Seal Company, Inc.
1,700,000 7.375%,  12/15/2026 1,725,585
Principal
Amount Long-Term Fixed Income (89.8%) Value
Capital Goods (12.0%) - continued
Emerald Debt Merger Sub, LLC
$ 1,819,000 6.625%,  12/15/2030
h
$ 1,730,324
GFL Environmental, Inc.
3,885,000 4.000%,  8/1/2028
h
3,343,388
H&E Equipment Services, Inc.
4,500,000 3.875%,  12/15/2028
h
3,811,660
Herc Holdings, Inc.
4,680,000 5.500%,  7/15/2027
h
4,399,111
Howmet Aerospace, Inc.
3,168,000 3.000%,  1/15/2029 2,674,002
Mauser Packaging Solutions
Holding Company
1,080,000 9.250%,  4/15/2027
h,i
899,434
MIWD Holdco II, LLC
1,163,000 5.500%,  2/1/2030
h
923,131
Mueller Water Products, Inc.
1,135,000 4.000%,  6/15/2029
h
970,425
Nesco Holdings II, Inc.
2,170,000 5.500%,  4/15/2029
h
1,860,775
New Enterprise Stone and Lime
Company, Inc.
3,053,000 5.250%,  7/15/2028
h
2,694,246
OI European Group BV
2,270,000 4.750%,  2/15/2030
h
1,931,566
Owens-Brockway Glass Container,
Inc.
1,093,000 6.625%,  5/13/2027
h
1,038,350
Pactiv Evergreen Group
1,610,000 4.375%,  10/15/2028
h
1,369,511
PGT Innovations, Inc.
2,153,000 4.375%,  10/1/2029
h
2,009,987
Roller Bearing Company of
America, Inc.
1,463,000 4.375%,  10/15/2029
h
1,240,639
Rolls-Royce plc
1,008,000 5.750%,  10/15/2027
h
955,155
Sealed Air Corporation
1,089,000 6.125%,  2/1/2028
h
1,036,531
Silgan Holdings, Inc.
810,000 4.125%,  2/1/2028 715,307
SRM Escrow Issuer, LLC
3,575,000 6.000%,  11/1/2028
h
3,305,397
TransDigm, Inc.
4,255,000 6.250%,  3/15/2026
h
4,154,836
713,000 6.750%,  8/15/2028
h
692,311
110,000 4.625%,  1/15/2029 94,846
1,885,000 4.875%,  5/1/2029 1,633,133
Triumph Group, Inc.
1,407,000 9.000%,  3/15/2028
h,i
1,366,532
Trivium Packaging Finance
1,040,000 5.500%,  8/15/2026
h
942,743
470,000 8.500%,  8/15/2027
h,i
392,174
United Rentals North America, Inc.
1,710,000 3.875%,  2/15/2031 1,407,423
WESCO Distribution, Inc.
2,510,000 7.250%,  6/15/2028
h
2,494,062
Total 78,377,444

High Yield Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.8%) Value
Communications Services (11.3%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
$ 1,873,000 10.500%,  2/15/2028
h
$ 975,468
Altice Financing SA
1,217,000 5.750%,  8/15/2029
h
941,116
Altice France SA/France
1,410,000 5.125%,  7/15/2029
h
965,373
2,676,000 5.500%,  10/15/2029
h
1,840,822
AMC Networks, Inc.
810,000 5.000%,  4/1/2024 803,682
1,623,000 4.250%,  2/15/2029
i
997,154
C&W Senior Financing DAC
475,000 6.875%,  9/15/2027
h
408,405
CCO Holdings, LLC/CCO Holdings
Capital Corporation
2,521,000 5.000%,  2/1/2028
h
2,263,700
3,250,000 5.375%,  6/1/2029
h
2,844,658
347,000 6.375%,  9/1/2029
h
317,574
3,760,000 4.750%,  3/1/2030
h
3,101,710
1,814,000 4.250%,  2/1/2031
h
1,411,651
1,218,000 4.750%,  2/1/2032
h
950,722
Cimpress plc
1,827,000 7.000%,  6/15/2026 1,690,742
Clear Channel Outdoor Holdings,
Inc.
407,000 7.500%,  6/1/2029
h,i
296,249
Clear Channel Worldwide
Holdings, Inc.
2,458,000 5.125%,  8/15/2027
h
2,184,660
Connect Finco SARL/Connect US
Finco, LLC
1,048,000 6.750%,  10/1/2026
h
977,298
CSC Holdings, LLC
2,340,000 5.375%,  2/1/2028
h
1,863,425
1,432,000 6.500%,  2/1/2029
h
1,132,270
2,325,000 4.125%,  12/1/2030
h
1,557,662
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
835,000 5.875%,  8/15/2027
h
731,656
DISH DBS Corporation
634,000 5.875%,  11/15/2024 581,705
1,019,000 5.250%,  12/1/2026
h
821,977
719,000 7.375%,  7/1/2028 406,046
760,000 5.750%,  12/1/2028
h
551,950
1,162,000 5.125%,  6/1/2029 598,430
DISH Network Corporation
321,000 11.750%,  11/15/2027
h
317,970
Frontier Communications
Holdings, LLC
840,000 5.875%,  10/15/2027
h
765,801
1,410,000 5.000%,  5/1/2028
h
1,217,380
840,000 6.750%,  5/1/2029
h
664,695
510,000 8.750%,  5/15/2030
h
485,904
GCI, LLC
3,410,000 4.750%,  10/15/2028
h
2,926,121
Gray Escrow II, Inc.
5,021,000 5.375%,  11/15/2031
h
3,164,492
Iliad Holding SASU
2,471,000 6.500%,  10/15/2026
h
2,309,030
Lamar Media Corporation
1,109,000 3.625%,  1/15/2031 896,416
Principal
Amount Long-Term Fixed Income (89.8%) Value
Communications Services (11.3%) - continued
LCPR Senior Secured Financing
DAC
$ 3,330,000 6.750%,  10/15/2027
h
$ 3,013,650
Level 3 Financing, Inc.
1,981,000 4.625%,  9/15/2027
h
1,317,365
1,640,000 4.250%,  7/1/2028
h
927,376
957,000 10.500%,  5/15/2030
h,i
957,750
McGraw-Hill Education, Inc.
936,000 5.750%,  8/1/2028
h
788,861
410,000 8.000%,  8/1/2029
h,i
337,824
News Corporation
1,610,000 3.875%,  5/15/2029
h
1,378,128
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
1,188,000 6.250%,  6/15/2025
h
1,171,629
815,000 4.625%,  3/15/2030
h,i
654,037
Playtika Holding Corporation
1,770,000 4.250%,  3/15/2029
h
1,427,930
Radiate Holdco, LLC/Radiate
Finance, Inc.
945,000 6.500%,  9/15/2028
h
467,775
Scripps Escrow II, Inc.
761,000 3.875%,  1/15/2029
h
577,690
Sirius XM Radio, Inc.
630,000 3.125%,  9/1/2026
h
564,965
360,000 5.000%,  8/1/2027
h
330,084
1,640,000 4.000%,  7/15/2028
h
1,394,709
860,000 3.875%,  9/1/2031
h
647,741
Sprint Corporation
3,076,000 7.625%,  2/15/2025 3,119,775
TEGNA, Inc.
2,170,000 4.625%,  3/15/2028 1,871,625
Telecom Italia Capital SA
240,000 6.000%,  9/30/2034 197,523
Telecom Italia SPA/Milano
424,000 5.303%,  5/30/2024
h
415,760
Telesat Canada/Telesat, LLC
1,080,000 4.875%,  6/1/2027
h
639,900
405,000 6.500%,  10/15/2027
h
194,400
United States Cellular Corporation
1,013,000 6.700%,  12/15/2033 961,327
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
2,232,000 4.750%,  4/15/2028
h
1,803,841
Univision Communications, Inc.
1,397,000 6.625%,  6/1/2027
h
1,276,015
Virgin Media Finance plc
808,000 5.000%,  7/15/2030
h
635,236
Virgin Media Secured Finance plc
1,085,000 5.500%,  5/15/2029
h
960,765
VZ Secured Financing BV
2,000,000 5.000%,  1/15/2032
h
1,517,450
YPSO Finance BIS SA
780,000 10.500%,  5/15/2027
h
424,398
Total 73,939,443
Consumer Cyclical (17.2%)
1011778 B.C., ULC/New Red
Finance, Inc.
4,025,000 4.375%,  1/15/2028
h
3,624,036

High Yield Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.8%) Value
Consumer Cyclical (17.2%) - continued
$ 1,385,000 4.000%,  10/15/2030
h
$ 1,134,346
Adient Global Holdings, Ltd.
1,097,000 4.875%,  8/15/2026
h
1,021,653
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
1,465,000 6.625%,  7/15/2026
h
1,371,972
940,000 6.000%,  6/1/2029
h
679,150
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,175,000 4.625%,  6/1/2028
h
961,044
700,000 4.625%,  6/1/2028
h
570,292
Allison Transmission, Inc.
1,137,000 3.750%,  1/30/2031
h
901,207
American Axle & Manufacturing,
Inc.
1,945,000 6.500%,  4/1/2027
i
1,833,385
Arko Corporation
1,344,000 5.125%,  11/15/2029
h
1,089,715
Ashton Woods USA, LLC/Ashton
Woods Finance Company
700,000 4.625%,  8/1/2029
h
566,427
1,333,000 4.625%,  4/1/2030
h
1,032,146
Boyd Gaming Corporation
1,880,000 4.750%,  6/15/2031
h
1,560,210
Boyne USA, Inc.
754,000 4.750%,  5/15/2029
h
656,479
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
1,875,000 5.000%,  6/15/2029
h
1,463,416
435,000 4.875%,  2/15/2030
h
330,799
Caesars Entertainment, Inc.
3,072,000 6.250%,  7/1/2025
h
3,022,502
1,400,000 8.125%,  7/1/2027
h
1,387,224
2,153,000 4.625%,  10/15/2029
h
1,769,392
Carnival Corporation
703,000 7.625%,  3/1/2026
h,i
683,592
2,147,000 5.750%,  3/1/2027
h
1,916,975
850,000 4.000%,  8/1/2028
h
739,347
Cedar Fair, LP
1,849,000 5.250%,  7/15/2029
i
1,592,427
Churchill Downs, Inc.
935,000 4.750%,  1/15/2028
h
837,316
809,000 6.750%,  5/1/2031
h
746,303
Cinemark USA, Inc.
2,246,000 5.875%,  3/15/2026
h
2,132,640
Clarios Global, LP/Clarios US
Finance Company, Inc.
1,800,000 6.750%,  5/15/2028
h
1,754,748
Ford Motor Company
3,138,000 3.250%,  2/12/2032 2,368,402
1,656,000 6.100%,  8/19/2032
i
1,531,716
Ford Motor Credit Company, LLC
2,000,000 2.300%,  2/10/2025 1,888,619
2,090,000 4.134%,  8/4/2025 1,992,055
2,900,000 3.375%,  11/13/2025 2,706,287
1,725,000 7.350%,  3/6/2030 1,732,369
Goodyear Tire & Rubber Company
1,405,000 5.000%,  7/15/2029
i
1,208,332
Guitar Center Escrow Issuer II, Inc.
500,000 8.500%,  1/15/2026
h,i
421,009
Principal
Amount Long-Term Fixed Income (89.8%) Value
Consumer Cyclical (17.2%) - continued
Hanesbrands, Inc.
$ 1,885,000 4.875%,  5/15/2026
h,i
$ 1,731,966
Hilton Domestic Operating
Company, Inc.
1,303,000 4.875%,  1/15/2030 1,169,737
887,000 3.625%,  2/15/2032
h
701,150
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
1,742,000 5.000%,  6/1/2029
h
1,458,921
International Game Technology plc
1,500,000 6.250%,  1/15/2027
h
1,461,910
550,000 5.250%,  1/15/2029
h
500,434
Jacobs Entertainment, Inc.
1,097,000 6.750%,  2/15/2029
h
932,450
KB Home
1,870,000 6.875%,  6/15/2027 1,855,704
L Brands, Inc.
1,810,000 5.250%,  2/1/2028 1,659,676
2,190,000 6.625%,  10/1/2030
h
2,027,492
970,000 6.875%,  11/1/2035 855,978
Light & Wonder International, Inc.
2,700,000 7.250%,  11/15/2029
h
2,618,379
Live Nation Entertainment, Inc.
1,440,000 4.750%,  10/15/2027
h,i
1,315,886
Macy's Retail Holdings, LLC
2,240,000 5.875%,  4/1/2029
h,i
1,974,784
Mattamy Group Corporation
1,300,000 4.625%,  3/1/2030
h
1,061,396
Michaels Companies, Inc.
1,314,000 5.250%,  5/1/2028
h,i
952,072
NCL Corporation, Ltd.
389,000 3.625%,  12/15/2024
h
367,979
1,000,000 5.875%,  3/15/2026
h
897,500
2,017,000 5.875%,  2/15/2027
h
1,856,586
Nissan Motor Company, Ltd.
398,000 3.522%,  9/17/2025
h
376,379
369,000 4.345%,  9/17/2027
h
333,641
367,000 4.810%,  9/17/2030
h
311,797
Nordstrom, Inc.
764,000 4.250%,  8/1/2031
i
559,691
OPENLANE, Inc.
287,000 5.125%,  6/1/2025
h
276,850
PENN Entertainment, Inc.
1,400,000 4.125%,  7/1/2029
h,i
1,087,744
PetSmart, Inc./PetSmart Finance
Corporation
1,408,000 4.750%,  2/15/2028
h
1,245,909
3,225,000 7.750%,  2/15/2029
h
2,969,071
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
3,337,000 5.750%,  4/15/2026
h
3,237,250
1,595,000 3.375%,  8/31/2027
h
1,402,342
1,484,000 6.250%,  1/15/2028
h,i
1,376,117
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
1,905,000 5.750%,  1/15/2029
h
1,200,518
Royal Caribbean Cruises, Ltd.
2,628,000 4.250%,  7/1/2026
h
2,416,710
1,200,000 5.375%,  7/15/2027
h
1,105,891
1,261,000 9.250%,  1/15/2029
h
1,316,281
1,142,000 7.250%,  1/15/2030
h
1,126,554

High Yield Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.8%) Value
Consumer Cyclical (17.2%) - continued
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
$ 680,000 6.625%,  3/1/2030
h
$ 584,800
SeaWorld Parks and
Entertainment, Inc.
1,219,000 5.250%,  8/15/2029
h,i
1,061,786
Six Flags Theme Parks, Inc.
503,000 7.000%,  7/1/2025
h
499,529
Staples, Inc.
656,000 10.750%,  4/15/2027
h
361,357
Station Casinos, LLC
700,000 4.500%,  2/15/2028
h
604,538
724,000 4.625%,  12/1/2031
h
571,641
Tenneco, Inc.
1,366,000 8.000%,  11/17/2028
h
1,096,215
Tripadvisor, Inc.
406,000 7.000%,  7/15/2025
h
401,940
Uber Technologies, Inc.
1,460,000 6.250%,  1/15/2028
h
1,405,250
VICI Properties, LP/VICI Note
Company, Inc.
2,250,000 5.750%,  2/1/2027
h
2,153,281
2,010,000 3.750%,  2/15/2027
h
1,808,648
Viking Cruises, Ltd.
2,331,000 5.875%,  9/15/2027
h
2,099,998
Wabash National Corporation
2,141,000 4.500%,  10/15/2028
h
1,771,678
WASH Multifamily Acquisition, Inc.
945,000 5.750%,  4/15/2026
h
874,125
Wyndham Hotels & Resorts, Inc.
1,460,000 4.375%,  8/15/2028
h
1,288,523
ZF North America Capital, Inc.
947,000 6.875%,  4/14/2028
h
917,688
Total 112,471,274
Consumer Non-Cyclical (12.3%)
1375209 B.C., Ltd.
1,339,000 9.000%,  1/30/2028
h
1,298,008
AdaptHealth, LLC
2,415,000 4.625%,  8/1/2029
h
1,805,212
Albertson's Companies, Inc.
4,230,000 5.875%,  2/15/2028
h
4,051,912
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
1,830,000 4.625%,  1/15/2027
h
1,715,097
384,000 3.500%,  3/15/2029
h
327,399
B&G Foods, Inc.
811,000 5.250%,  9/15/2027 667,461
1,810,000 8.000%,  9/15/2028
h
1,763,830
Bausch & Lomb Escrow
Corporation
414,000 8.375%,  10/1/2028
h
411,205
Bausch Health Companies, Inc.
1,154,000 5.500%,  11/1/2025
h
995,325
1,635,000 4.875%,  6/1/2028
h
815,522
1,577,000 11.000%,  9/30/2028
h
961,970
BellRing Brands, Inc.
1,124,000 7.000%,  3/15/2030
h
1,091,685
Catalent Pharma Solutions, Inc.
1,358,000 3.125%,  2/15/2029
h
1,067,727
Principal
Amount Long-Term Fixed Income (89.8%) Value
Consumer Non-Cyclical (12.3%) - continued
Central Garden & Pet Company
$ 2,320,000 4.125%,  10/15/2030 $ 1,892,202
Cheplapharm Arzneimittel GmbH
280,000 5.500%,  1/15/2028
h
248,356
Chobani, LLC/Chobani Finance
Corporation, Inc.
1,968,000 4.625%,  11/15/2028
h
1,701,477
CHS/Community Health Systems,
Inc.
1,835,000 5.625%,  3/15/2027
h
1,490,816
440,000 6.000%,  1/15/2029
h
333,300
418,000 5.250%,  5/15/2030
h
296,844
1,576,000 4.750%,  2/15/2031
h
1,056,306
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
2,393,000 4.750%,  1/15/2029
h
2,118,355
1,358,000 6.625%,  7/15/2030
h
1,293,796
Edgewell Personal Care Company
1,460,000 5.500%,  6/1/2028
h
1,332,491
Embecta Corporation
1,210,000 5.000%,  2/15/2030
h,i
960,825
Encompass Health Corporation
3,545,000 4.500%,  2/1/2028 3,195,924
Energizer Holdings, Inc.
2,330,000 4.750%,  6/15/2028
h
1,990,144
Fortrea Holdings, Inc.
1,056,000 7.500%,  7/1/2030
h,i
1,019,040
Grifols SA
1,900,000 4.750%,  10/15/2028
h
1,596,000
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
950,000 7.875%,  9/1/2025
h
894,012
HLF Financing SARL, LLC/
Herbalife International, Inc.
2,345,000 4.875%,  6/1/2029
h
1,600,462
Jazz Securities DAC
1,066,000 4.375%,  1/15/2029
h
927,067
Lamb Weston Holdings, Inc.
920,000 4.125%,  1/31/2030
h
780,457
Legacy LifePoint Health, LLC
814,000 4.375%,  2/15/2027
h
673,105
LifePoint Health, Inc.
600,000 11.000%,  10/15/2030
h
564,647
Mattel, Inc.
2,275,000 3.375%,  4/1/2026
h
2,101,354
1,025,000 5.875%,  12/15/2027
h
982,683
ModivCare Escrow Issuer, Inc.
683,000 5.000%,  10/1/2029
h,i
497,764
ModivCare, Inc.
547,000 5.875%,  11/15/2025
h
516,915
Mozart Debt Merger Sub, Inc.
1,398,000 3.875%,  4/1/2029
h
1,180,423
1,527,000 5.250%,  10/1/2029
h,i
1,299,816
Organon & Company/Organon
Foreign Debt Co-Issuer BV
2,359,000 4.125%,  4/30/2028
h
2,037,610
1,000,000 5.125%,  4/30/2031
h
780,917
Owens & Minor, Inc.
1,820,000 6.625%,  4/1/2030
h,i
1,590,398

High Yield Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.8%) Value
Consumer Non-Cyclical (12.3%) - continued
Perrigo Finance Unlimited
Company
$ 1,614,000 4.375%,  3/15/2026 $ 1,515,168
Pilgrim's Pride Corporation
1,366,000 3.500%,  3/1/2032 1,040,619
Post Holdings, Inc.
1,715,000 4.500%,  9/15/2031
h
1,387,667
Primo Water Holdings, Inc.
1,633,000 4.375%,  4/30/2029
h
1,377,778
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
814,000 9.750%,  12/1/2026
h
761,078
SEG Holding, LLC
3,275,000 5.625%,  10/15/2028
h
3,280,666
Simmons Foods, Inc.
2,079,000 4.625%,  3/1/2029
h
1,688,813
Spectrum Brands, Inc.
1,740,000 5.000%,  10/1/2029
h
1,560,937
730,000 5.500%,  7/15/2030
h
651,525
1,282,000 3.875%,  3/15/2031
h
1,026,164
Star Parent, Inc.
1,380,000 9.000%,  10/1/2030
h
1,369,490
Tenet Healthcare Corporation
3,960,000 5.125%,  11/1/2027 3,655,544
1,545,000 6.750%,  5/15/2031
h
1,467,183
Teva Pharmaceutical Finance
Netherlands III BV
3,933,000 3.150%,  10/1/2026 3,462,711
TreeHouse Foods, Inc.
2,174,000 4.000%,  9/1/2028 1,768,563
Total 79,939,765
Energy (13.4%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
1,283,000 5.375%,  6/15/2029
h
1,165,025
Antero Resources Corporation
490,000 5.375%,  3/1/2030
h
447,135
Archrock Partners, LP/Archrock
Partners Finance Corporation
970,000 6.250%,  4/1/2028
h
900,887
Baytex Energy Corporation
1,082,000 8.500%,  4/30/2030
h
1,071,663
Borr IHC, Ltd./Borr Finance, LLC
940,000 10.000%,  11/15/2028
e,h
935,518
300,000 10.375%,  11/15/2030
e,h
297,450
Buckeye Partners, LP
825,000 4.125%,  12/1/2027 716,760
1,530,000 4.500%,  3/1/2028
h
1,331,100
Callon Petroleum Company
1,971,000 6.375%,  7/1/2026
i
1,924,847
669,000 7.500%,  6/15/2030
h,i
647,969
Chesapeake Energy Corporation
930,000 6.750%,  4/15/2029
h
909,965
Chord Energy Corporation
930,000 6.375%,  6/1/2026
h
913,018
Civitas Resources, Inc.
613,000 8.375%,  7/1/2028
h
616,777
486,000 8.625%,  11/1/2030
h
494,663
Principal
Amount Long-Term Fixed Income (89.8%) Value
Energy (13.4%) - continued
$ 952,000 8.750%,  7/1/2031
h
$ 960,822
CNX Resources Corporation
732,000 7.375%,  1/15/2031
h
699,408
Comstock Resources, Inc.
2,700,000 5.875%,  1/15/2030
h
2,308,527
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
2,345,000 5.500%,  6/15/2031
h
2,039,565
Crescent Energy Finance, LLC
1,494,000 9.250%,  2/15/2028
h
1,504,699
CrownRock, LP/CrownRock
Finance, Inc.
1,710,000 5.625%,  10/15/2025
h
1,681,909
Diamond Foreign Asset Company/
Diamond Finance, LLC
552,000 8.500%,  10/1/2030
h
538,037
DT Midstream, Inc.
1,390,000 4.125%,  6/15/2029
h
1,195,135
540,000 4.375%,  6/15/2031
h
448,448
Enerflex, Ltd.
1,080,000 9.000%,  10/15/2027
h
982,800
EnLink Midstream, LLC
1,741,000 5.625%,  1/15/2028
h
1,641,633
EQM Midstream Partners, LP
3,733,000 4.750%,  1/15/2031
h
3,143,196
Ferrellgas, LP/Ferrellgas Finance
Corporation
1,591,000 5.375%,  4/1/2026
h
1,489,145
Genesis Energy LP/Genesis
Energy Finance Corporation
2,181,000 8.875%,  4/15/2030 2,108,386
Harvest Midstream, LP
2,049,000 7.500%,  9/1/2028
h
1,941,536
Hess Midstream Operations, LP
1,395,000 4.250%,  2/15/2030
h
1,193,668
Hilcorp Energy I, LP/Hilcorp
Finance Company
1,911,000 5.750%,  2/1/2029
h
1,720,435
935,000 6.000%,  2/1/2031
h
819,035
1,440,000 6.250%,  4/15/2032
h
1,257,554
Howard Midstream Energy
Partners, LLC
2,091,000 6.750%,  1/15/2027
h
1,976,202
ITT Holdings, LLC
1,670,000 6.500%,  8/1/2029
h
1,396,537
Laredo Petroleum, Inc.
2,690,000 7.750%,  7/31/2029
h
2,435,677
MEG Energy Corporation
1,778,000 5.875%,  2/1/2029
h
1,661,512
Mesquite Energy, Inc.
3,260,000 0.000%,  2/15/2023
f,g
277,100
Murphy Oil Corporation
1,465,000 5.875%,  12/1/2027 1,408,746
Nabors Industries, Ltd.
1,755,000 7.250%,  1/15/2026
h
1,648,770
New Fortress Energy, Inc.
840,000 6.750%,  9/15/2025
h
779,297
Noble Finance II, LLC
1,350,000 8.000%,  4/15/2030
h
1,349,175
Northern Oil and Gas, Inc.
1,368,000 8.750%,  6/15/2031
h
1,361,090

High Yield Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.8%) Value
Energy (13.4%) - continued
Northriver Midstream Finance, LP
$ 665,000 5.625%,  2/15/2026
h
$ 628,425
NuStar Logistics, LP
485,000 5.750%,  10/1/2025 469,377
Patterson-UTI Energy, Inc.
935,000 3.950%,  2/1/2028 828,103
470,000 5.150%,  11/15/2029 420,295
PBF Holding Company, LLC/PBF
Finance Corporation
1,112,000 6.000%,  2/15/2028 1,022,264
Permian Resources Operating,
LLC
1,242,000 7.000%,  1/15/2032
h
1,203,986
Precision Drilling Corporation
1,395,000 6.875%,  1/15/2029
h,i
1,291,635
Range Resources Corporation
1,718,000 4.750%,  2/15/2030
h
1,525,842
Rockcliff Energy II, LLC
1,509,000 5.500%,  10/15/2029
h
1,361,998
Rockies Express Pipeline, LLC
715,000 4.950%,  7/15/2029
h
630,150
SM Energy Company
820,000 5.625%,  6/1/2025 798,182
908,000 6.750%,  9/15/2026 891,847
Southwestern Energy Company
976,000 4.750%,  2/1/2032 839,348
Sunoco, LP/Sunoco Finance
Corporation
975,000 4.500%,  5/15/2029 844,576
784,000 4.500%,  4/30/2030 669,633
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
2,497,000 5.500%,  1/15/2028
h
2,187,498
Targa Resources Partners, LP
1,415,000 6.500%,  7/15/2027 1,398,444
Teine Energy, Ltd.
1,398,000 6.875%,  4/15/2029
h
1,294,898
Transocean, Inc.
2,922,000 11.500%,  1/30/2027
h
3,040,721
USA Compression Partners, LP/
USA Compression Finance
Corporation
1,100,000 6.875%,  4/1/2026 1,068,214
700,000 6.875%,  9/1/2027 670,675
Valaris, Ltd.
1,358,000 8.375%,  4/30/2030
h
1,332,538
Venture Global Calcasieu Pass,
LLC
1,969,000 3.875%,  8/15/2029
h
1,638,559
882,000 6.250%,  1/15/2030
h
832,042
1,280,000 4.125%,  8/15/2031
h
1,029,129
Venture Global LNG, Inc.
940,000 9.500%,  2/1/2029
h
954,984
2,787,000 8.375%,  6/1/2031
h
2,659,509
Weatherford International, Ltd.
1,255,000 8.625%,  4/30/2030
h
1,268,151
Total 87,141,844
Principal
Amount Long-Term Fixed Income (89.8%) Value
Financials (7.8%)
Acrisure, LLC/Acrisure Finance,
Inc.
$ 461,000 6.000%,  8/1/2029
h
$ 371,868
AerCap Holdings NV
2,460,000 5.875%,  10/10/2079
b
2,308,840
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
1,075,000 6.750%,  10/15/2027
h
981,754
Ally Financial, Inc.
348,000 6.700%,  2/14/2033
i
292,515
AmWINS Group, Inc.
1,238,000 4.875%,  6/30/2029
h
1,059,780
Avolon Holdings Funding, Ltd.
952,000 2.528%,  11/18/2027
h
795,094
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
476,000 4.500%,  4/1/2027
h
397,079
Burford Capital Global Finance,
LLC
1,600,000 9.250%,  7/1/2031
h
1,579,200
Castlelake Aviation Finance DAC
705,000 5.000%,  4/15/2027
h
622,017
Centene Corporation
871,000 4.625%,  12/15/2029 778,030
830,000 3.375%,  2/15/2030 686,285
Credit Acceptance Corporation
1,903,000 5.125%,  12/31/2024
h
1,839,830
Drawbridge Special Opportunities
Fund, LP
3,052,000 3.875%,  2/15/2026
h
2,692,625
Enact Holdings, Inc.
1,032,000 6.500%,  8/15/2025
h
1,013,693
Fortress Transportation and
Infrastructure Investors, LLC
1,659,000 6.500%,  10/1/2025
h
1,642,600
702,000 9.750%,  8/1/2027
h
722,182
Freedom Mortgage Corporation
686,000 7.625%,  5/1/2026
h
631,316
552,000 12.000%,  10/1/2028
h
553,766
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
2,593,000 3.750%,  12/15/2027
h
1,963,144
HUB International, Ltd.
2,024,000 5.625%,  12/1/2029
h
1,743,112
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
955,000 4.750%,  9/15/2024 915,936
461,000 6.250%,  5/15/2026 421,387
1,538,000 5.250%,  5/15/2027 1,316,913
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
544,000 5.000%,  8/15/2028
h
434,159
Molina Healthcare, Inc.
1,370,000 4.375%,  6/15/2028
h
1,219,323
MPT Operating Partnership, LP/
MPT Finance Corporation
1,376,000 4.625%,  8/1/2029 952,648
Nationstar Mortgage Holdings,
Inc.
1,364,000 6.000%,  1/15/2027
h
1,267,865

High Yield Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.8%) Value
Financials (7.8%) - continued
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
$ 1,595,000 4.500%,  9/30/2028
h
$ 1,194,256
NFP Corporation
815,000 6.875%,  8/15/2028
h
695,936
Office Properties Income Trust
589,000 2.650%,  6/15/2026 387,253
OneMain Finance Corporation
1,058,000 6.875%,  3/15/2025 1,043,817
1,753,000 7.125%,  3/15/2026 1,702,510
709,000 3.500%,  1/15/2027 599,105
1,152,000 4.000%,  9/15/2030 842,689
Park Intermediate Holdings, LLC
1,477,000 4.875%,  5/15/2029
h
1,232,696
PRA Group, Inc.
1,293,000 7.375%,  9/1/2025
h
1,208,955
1,099,000 8.375%,  2/1/2028
h
905,301
Quicken Loans, LLC
1,514,000 3.875%,  3/1/2031
h
1,170,776
RLJ Lodging Trust, LP
677,000 3.750%,  7/1/2026
h
609,271
1,466,000 4.000%,  9/15/2029
h
1,194,790
Service Properties Trust
1,448,000 4.650%,  3/15/2024 1,430,691
424,000 4.350%,  10/1/2024 406,436
2,137,000 7.500%,  9/15/2025 2,076,247
SLM Corporation
700,000 4.200%,  10/29/2025 651,000
Synchrony Financial
348,000 7.250%,  2/2/2033 295,107
UBS Group AG
950,000 2.193%,  6/5/2026
b,h
884,350
United Wholesale Mortgage, LLC
375,000 5.500%,  11/15/2025
h
356,431
1,059,000 5.500%,  4/15/2029
h
886,913
USI, Inc./NY
542,000 6.875%,  5/1/2025
h
537,046
XHR, LP
677,000 6.375%,  8/15/2025
h
656,690
762,000 4.875%,  6/1/2029
h,i
644,705
Total 50,815,932
Technology (5.1%)
AthenaHealth Group, Inc.
1,788,000 6.500%,  2/15/2030
h,i
1,461,236
Cloud Software Group, Inc.
721,000 6.500%,  3/31/2029
h
633,000
540,000 9.000%,  9/30/2029
h
459,856
CommScope, Inc.
1,470,000 7.125%,  7/1/2028
h
551,250
Everi Holdings, Inc.
935,000 5.000%,  7/15/2029
h
785,662
GTCR W-2 Merger Sub, LLC
1,092,000 7.500%,  1/15/2031
h
1,078,186
II-VI, Inc.
848,000 5.000%,  12/15/2029
h
719,587
Iron Mountain, Inc.
3,455,000 5.250%,  3/15/2028
h
3,160,086
610,000 5.000%,  7/15/2028
h
545,876
Principal
Amount Long-Term Fixed Income (89.8%) Value
Technology (5.1%) - continued
$ 980,000 5.250%,  7/15/2030
h
$ 850,712
1,830,000 4.500%,  2/15/2031
h
1,496,909
MSCI, Inc.
2,390,000 3.250%,  8/15/2033
h
1,768,310
NCR Voyix Corporation
2,056,000 5.125%,  4/15/2029
h
1,767,989
Open Text Corporation
2,058,000 3.875%,  12/1/2029
h
1,682,993
1,427,000 4.125%,  2/15/2030
h
1,182,411
PTC, Inc.
360,000 3.625%,  2/15/2025
h
347,028
1,055,000 4.000%,  2/15/2028
h
935,445
Rackspace Technology Global,
Inc.
965,000 3.500%,  2/15/2028
h
422,995
550,000 5.375%,  12/1/2028
h
160,831
RingCentral, Inc.
1,359,000 8.500%,  8/15/2030
h
1,291,050
Seagate HDD Cayman
2,208,000 4.091%,  6/1/2029 1,903,608
Sensata Technologies BV
2,750,000 4.000%,  4/15/2029
h
2,337,795
Sensata Technologies, Inc.
1,157,000 3.750%,  2/15/2031
h
926,002
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
1,000,000 4.625%,  11/1/2026
h
923,750
SS&C Technologies, Inc.
3,990,000 5.500%,  9/30/2027
h
3,743,706
Unisys Corporation
1,460,000 6.875%,  11/1/2027
h,i
1,069,450
Viavi Solutions, Inc.
1,606,000 3.750%,  10/1/2029
h
1,250,084
Total 33,455,807
Transportation (2.3%)
American Airlines Group, Inc.
469,000 3.750%,  3/1/2025
h,i
437,582
American Airlines, Inc.
1,381,000 11.750%,  7/15/2025
h
1,463,168
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
1,185,833 5.500%,  4/20/2026
h
1,153,162
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
884,000 5.375%,  3/1/2029
h
757,154
Delta Air Lines, Inc.
798,000 7.000%,  5/1/2025
h
801,404
Hawaiian Brand Intellectual
Property, Ltd.
2,612,000 5.750%,  1/20/2026
h
1,929,927
Hertz Corporation
1,333,000 4.625%,  12/1/2026
h
1,116,553
1,599,000 5.000%,  12/1/2029
h
1,147,929
Rand Parent, LLC
1,418,000 8.500%,  2/15/2030
h,i
1,294,912
RXO, Inc.
1,619,000 7.500%,  11/15/2027
h
1,618,563
Spirit Loyalty Cayman, Ltd.
824,000 8.000%,  9/20/2025
h
607,700

High Yield Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.8%) Value
Transportation (2.3%) - continued
United Airlines, Inc.
$ 1,058,000 4.375%,  4/15/2026
h
$ 981,416
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
407,000 7.875%,  5/1/2027
h,i
313,016
2,063,000 6.375%,  2/1/2030
h
1,375,799
Total 14,998,285
Utilities (2.9%)
Calpine Corporation
1,145,000 4.500%,  2/15/2028
h
1,032,445
Edison International
1,155,000 5.000%,  12/15/2026
b,k
1,027,906
Leeward Renewable Energy
Operations, LLC
935,000 4.250%,  7/1/2029
h
763,588
NextEra Energy Operating
Partners, LP
2,548,000 3.875%,  10/15/2026
h
2,316,690
NRG Energy, Inc.
1,270,000 5.250%,  6/15/2029
h
1,120,471
PG&E Corporation
1,944,000 5.000%,  7/1/2028
i
1,761,157
Sunnova Energy Corporation
930,000 5.875%,  9/1/2026
h
753,328
Talen Energy Supply, LLC
1,312,000 8.625%,  6/1/2030
h
1,333,135
Terraform Global Operating, LLC
2,340,000 6.125%,  3/1/2026
h
2,249,502
TerraForm Power Operating, LLC
3,120,000 5.000%,  1/31/2028
h
2,858,294
Vistra Corporation
1,938,000 7.000%,  12/15/2026
b,h,k
1,763,580
Vistra Operations Company, LLC
2,042,000 5.000%,  7/31/2027
h
1,867,994
Total 18,848,090
Total Long-Term Fixed Income
(cost $660,101,554) 586,093,932
Shares
Collateral Held for Securities
Loaned ( 6.8% ) Value
44,464,941 Thrivent Cash Management Trust 44,464,941
Total Collateral Held for
Securities Loaned
(cost $44,464,941) 44,464,941
Shares
Registered Investment
Companies ( 2.3% ) Value
U.S. Unaffiliated  (2.3%)
8,076 SPDR Bloomberg High Yield Bond
ETF
i
718,118
593,361 SPDR Bloomberg Short Term High
Yield Bond ETF
i
14,288,133
Total 15,006,251
Total Registered Investment
Companies (cost $15,726,399) 15,006,251
Shares Common Stock ( 0.1% ) Value
Communications Services (0.1%)
73,061 Windstream Services, LLC
l
$ 675,814
Total 675,814
Energy (<0.1%)
11,318 California Resources Corporation,
Warrants (Expires 10/27/2024)
l
201,913
Total 201,913
Total Common Stock
(cost $721,635) 877,727
Shares or
Principal
Amount Short-Term Investments ( 3.6% ) Value
Thrivent Core Short-Term Reserve
Fund
2,209,900 5.690% 22,099,006
U.S. Treasury Bills
1,100,000 5.337%, 1/18/2024
m,n
1,087,338
Total Short-Term Investments
(cost $23,180,797) 23,186,344
Total Investments (cost
$767,159,035) 105.9% $690,901,852
Other Assets and Liabilities, Net
(5.9%) (38,524,175)
Total Net Assets 100.0% $652,377,677
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Defaulted security.  Interest is not being accrued.
g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2023, the value of these investments was $476,855,176 or
73.1% of total net assets.
i All or a portion of the security is on loan.
j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of October 31, 2023.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
m The interest rate shown reflects the yield.

High Yield Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Fund as of October 31, 2023 was $20,110 or 0.00% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
October 31, 2023.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 490,667
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 2,712,434
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
October 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 29,650,966
Common Stock 13,457,456
Total lending $43,108,422
Gross amount payable upon return of
collateral for securities loaned $44,464,941
Net amounts due to counterparty $1,356,519
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $3,957,376
Gross unrealized depreciation (85,049,332)
Net unrealized appreciation (depreciation) ($81,091,956)
Cost for federal income tax purposes $772,206,681

High Yield Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,816,628 – – 2,816,628
Capital Goods 1,351,350 – 1,351,350 –
Communications Services 6,582,068 – 6,582,068 –
Consumer Cyclical 1,304,497 – 1,304,497 –
Consumer Non-Cyclical 3,093,523 – 1,694,017 1,399,506
Energy 954,986 – 954,986 –
Technology 1,870,749 – 1,870,749 –
Transportation 3,298,856 – 3,298,856 –
Long-Term Fixed Income
Basic Materials 36,106,048 – 36,106,048 –
Capital Goods 78,377,444 – 78,377,444 –
Communications Services 73,939,443 – 73,939,443 –
Consumer Cyclical 112,471,274 – 112,471,274 –
Consumer Non-Cyclical 79,939,765 – 79,939,765 –
Energy 87,141,844 – 87,141,844 –
Financials 50,815,932 – 50,815,932 –
Technology 33,455,807 – 33,455,807 –
Transportation 14,998,285 – 14,998,285 –
Utilities 18,848,090 – 18,848,090 –
Registered Investment Companies
U.S. Unaffiliated 15,006,251 15,006,251 – –
Common Stock
Communications Services 675,814 – 675,814 –
Energy 201,913 201,913 – –
Short-Term Investments 1,087,338 – 1,087,338 –
Subtotal Investments in Securities $624,337,905 $15,208,164 $604,913,607 $4,216,134
Other Investments  * Total
Affiliated Short-Term Investments 22,099,006
Collateral Held for Securities Loaned 44,464,941
Subtotal Other Investments $66,563,947
Total Investments at Value $690,901,852
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of October 31, 2023, in valuing High Yield Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Credit Default Swaps 212,873 – 212,873 –
Total Asset Derivatives $212,873 $– $212,873 $–

High Yield Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents High Yield Fund's swaps contracts held as of October 31, 2023. Investments totaling $1,087,339 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 41, 5 Year, at 5.00%, Quarterly Buy 12/20/2028 $ 14,200,000 $ – $ 212,873 $ 212,873
Total Credit Default Swaps $– $212,873 $212,873
1 As the buyer of protection, High Yield Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments High Yield Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2023, for High Yield Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) $ 212,873
Total Credit Contracts 212,873
Total Asset Derivatives $212,873
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2023, for
High Yield Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (53,431)
Total Credit Contracts (53,431)
Total ($53,431)

High Yield Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2023, for High Yield Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 212,873
Total Credit Contracts 212,873
Total $212,873
The following table presents High Yield Fund's average volume of derivative activity during the period ended October 31, 2023.
Derivative Risk Category Average Notional Value
Credit Contracts
Credit Default Swaps - Buy Protection ($145,858)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $8,909 $144,818 $131,628 $22,099 2,210 3.4%
Total Affiliated Short-Term Investments 8,909 22,099 3.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   52,200 495,859 503,594 44,465 44,465 6.8
Total Collateral Held for Securities Loaned 52,200 44,465 6.8
Total Value $61,109 $66,564
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $– $– $– $669
Total Income/Non Cash Income from Affiliated Investments $669
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 550
Total Affiliated Income from Securities Loaned, Net $550
Total $– $– $–

Income Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 95.8% ) Value
Asset-Backed Securities (1.0%)
Benefit Street Partners CLO II, Ltd.
$ 2,400,000
7.556%,  (TSFR3M +
2.162%), 7/15/2029, Ser.
2013-IIA, Class BR2
a,b
$ 2,400,091
GMAC Mortgage Corporation
Loan Trust
64,701
5.939%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
36,171
OCP CLO, Ltd.
2,875,000
7.656%,  (TSFR3M +
2.262%), 7/15/2030, Ser.
2017-13A, Class BR
a,b
2,744,785
Octagon Investment Partners 31,
LLC
1,800,000
9.077%,  (TSFR3M +
3.662%), 7/20/2030, Ser.
2017-1A, Class DR
a,b
1,724,933
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
87,165
5.871%,  (LIBOR 3M +
0.200%), 12/22/2036, Ser.
A-FP
a,b
86,510
Sound Point CLO, Ltd.
1,800,000
7.927%,  (TSFR3M +
2.512%), 1/20/2032, Ser.
2019-1A, Class CR
a,b
1,727,545
Total 8,720,035
Basic Materials (1.0%)
Alcoa Nederland Holding BV
130,000 5.500%,  12/15/2027
a
123,198
Anglo American Capital plc
1,450,000 4.750%,  4/10/2027
a
1,386,756
Celanese US Holdings, LLC
2,200,000 6.550%,  11/15/2030 2,116,075
Freeport-McMoRan, Inc.
180,000 4.125%,  3/1/2028 163,591
Glencore Funding, LLC
1,200,000 3.375%,  9/23/2051
a
688,221
3,013,000 4.000%,  3/27/2027
a
2,809,971
1,800,000 2.500%,  9/1/2030
a
1,398,194
Olin Corporation
180,000 5.125%,  9/15/2027 165,027
Total 8,851,033
Capital Goods (4.3%)
BAE Systems plc
1,700,000 3.400%,  4/15/2030
a
1,454,336
1,400,000 1.900%,  2/15/2031
a
1,056,498
Boeing Company
1,250,000 5.805%,  5/1/2050 1,076,126
5,600,000 5.930%,  5/1/2060 4,711,304
3,000,000 5.705%,  5/1/2040 2,653,708
Carrier Global Corporation
1,450,000 2.700%,  2/15/2031 1,145,192
CNH Industrial Capital, LLC
2,100,000 4.550%,  4/10/2028 1,973,496
Howmet Aerospace, Inc.
2,750,000 3.000%,  1/15/2029 2,321,183
Principal
Amount Long-Term Fixed Income (95.8%) Value
Capital Goods (4.3%) - continued
$ 1,600,000 5.950%,  2/1/2037 $ 1,461,612
Huntington Ingalls Industries, Inc.
1,100,000 3.844%,  5/1/2025 1,064,615
Ingersoll Rand, Inc.
550,000 5.400%,  8/14/2028 535,914
750,000 5.700%,  8/14/2033 708,654
John Deere Capital Corporation
3,250,000 5.150%,  9/8/2033 3,090,726
L3Harris Technologies, Inc.
1,750,000 5.400%,  1/15/2027 1,718,651
Lockheed Martin Corporation
1,400,000 5.900%,  11/15/2063 1,338,122
Northrop Grumman Corporation
1,200,000 4.700%,  3/15/2033 1,092,936
Regal Rexnord Corporation
2,150,000 6.050%,  4/15/2028
a
2,056,675
2,200,000 6.300%,  2/15/2030
a
2,070,168
Republic Services, Inc.
2,100,000 4.875%,  4/1/2029 2,014,158
RTX Corporation
1,000,000 3.030%,  3/15/2052 558,832
1,075,000 4.450%,  11/16/2038 857,246
Teledyne Technologies, Inc.
2,000,000 2.250%,  4/1/2028 1,707,511
Textron, Inc.
1,440,000 3.650%,  3/15/2027 1,341,233
Total 38,008,896
Collateralized Mortgage Obligations (<0.1%)
Wachovia Mortgage Loan Trust,
LLC
33,090
4.624%,  5/20/2036, Ser.
2006-A, Class 2A1
b
30,835
Total 30,835
Communications Services (7.3%)
Activision Blizzard, Inc.
1,600,000 2.500%,  9/15/2050 894,431
American Tower Corporation
1,440,000 3.125%,  1/15/2027 1,306,997
1,900,000 1.875%,  10/15/2030 1,406,391
1,100,000 5.650%,  3/15/2033 1,023,402
AT&T, Inc.
1,750,000 3.650%,  6/1/2051 1,077,080
1,519,000 4.300%,  2/15/2030 1,362,260
1,750,000 2.750%,  6/1/2031 1,376,665
3,368,000 2.550%,  12/1/2033 2,417,215
3,200,000 5.400%,  2/15/2034 2,940,253
1,810,000 4.300%,  12/15/2042 1,340,238
1,800,000 4.500%,  3/9/2048 1,303,349
CCO Holdings, LLC/CCO Holdings
Capital Corporation
1,900,000 5.000%,  2/1/2028
a
1,706,081
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
2,500,000 4.800%,  3/1/2050 1,647,978
1,700,000 4.908%,  7/23/2025 1,662,224
1,550,000 6.384%,  10/23/2035 1,400,905
2,000,000 3.500%,  6/1/2041 1,198,397

Income Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.8%) Value
Communications Services (7.3%) - continued
Comcast Corporation
$ 1,600,000 4.600%,  10/15/2038 $ 1,329,210
1,800,000 4.650%,  7/15/2042 1,446,935
Cox Communications, Inc.
1,800,000 3.350%,  9/15/2026
a
1,674,526
Discovery Communications, LLC
900,000 4.900%,  3/11/2026 876,922
Meta Platforms, Inc.
1,500,000 5.600%,  5/15/2053 1,356,626
1,750,000 4.800%,  5/15/2030 1,687,422
1,750,000 4.950%,  5/15/2033 1,640,507
Netflix, Inc.
800,000 4.875%,  4/15/2028 770,749
2,155,000 5.875%,  11/15/2028 2,155,805
1,200,000 6.375%,  5/15/2029 1,232,507
3,700,000 4.875%,  6/15/2030
a,d
3,463,013
SBA Communications Corporation
180,000 3.125%,  2/1/2029 148,825
Sprint Capital Corporation
130,000 6.875%,  11/15/2028 133,325
5,050,000 8.750%,  3/15/2032 5,684,512
Sprint Corporation
330,000 7.125%,  6/15/2024 331,672
Take-Two Interactive Software, Inc.
1,400,000 4.950%,  3/28/2028 1,345,246
T-Mobile USA, Inc.
3,600,000 3.400%,  10/15/2052 2,130,503
1,200,000 3.500%,  4/15/2031 996,183
1,200,000 3.000%,  2/15/2041 757,439
Verizon Communications, Inc.
3,000,000 3.875%,  3/1/2052 2,001,093
1,400,000 4.000%,  3/22/2050 951,935
1,600,000 2.100%,  3/22/2028 1,364,798
1,409,000 1.680%,  10/30/2030 1,050,665
2,800,000 3.400%,  3/22/2041 1,889,458
Warnermedia Holdings, Inc.
2,200,000 5.141%,  3/15/2052 1,556,757
2,400,000 5.050%,  3/15/2042 1,777,749
Total 63,818,248
Consumer Cyclical (7.4%)
Amazon.com, Inc.
1,200,000 3.100%,  5/12/2051 743,486
American Honda Finance
Corporation
3,150,000 5.800%,  10/3/2025 3,159,359
Caesars Entertainment, Inc.
180,000 6.250%,  7/1/2025
a
177,100
Daimler Trucks Finance North
America, LLC
2,000,000 5.400%,  9/20/2028
a
1,938,300
3,500,000 2.375%,  12/14/2028
a
2,936,322
Expedia Group, Inc.
3,600,000 3.250%,  2/15/2030 2,981,200
Ford Motor Company
3,400,000 3.250%,  2/12/2032 2,566,146
Ford Motor Credit Company, LLC
1,250,000 6.800%,  5/12/2028 1,246,428
1,700,000 7.350%,  3/6/2030 1,707,262
General Motors Company
1,575,000 6.800%,  10/1/2027 1,599,576
Principal
Amount Long-Term Fixed Income (95.8%) Value
Consumer Cyclical (7.4%) - continued
General Motors Financial
Company, Inc.
$ 1,300,000 5.400%,  4/6/2026 $ 1,272,249
3,450,000 6.400%,  1/9/2033 3,305,346
GLP Capital, LP
2,000,000 3.250%,  1/15/2032 1,512,711
Home Depot, Inc.
1,820,000 4.250%,  4/1/2046 1,383,411
Hyatt Hotels Corporation
1,658,000 5.750%,  4/23/2030 1,571,882
Hyundai Capital America
2,500,000 1.800%,  1/10/2028
a
2,078,337
4,400,000 6.200%,  9/21/2030
a
4,274,328
Kohl's Corporation
2,600,000 4.625%,  5/1/2031 1,777,828
1,050,000 5.550%,  7/17/2045 609,000
Lennar Corporation
2,300,000 4.750%,  5/30/2025 2,251,792
Lowe's Companies, Inc.
1,300,000 5.625%,  4/15/2053 1,123,369
3,250,000 2.625%,  4/1/2031 2,566,987
Marriott International, Inc./MD
4,100,000 4.625%,  6/15/2030 3,699,176
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 1,400,256
Nissan Motor Acceptance
Company, LLC
1,300,000 7.050%,  9/15/2028
a
1,283,923
Starbucks Corporation
3,000,000 4.800%,  2/15/2033
d
2,747,478
Target Corporation
2,250,000 2.950%,  1/15/2052 1,295,866
Toll Brothers Finance Corporation
1,700,000 3.800%,  11/1/2029 1,464,392
Toyota Motor Credit Corporation
3,500,000 4.550%,  5/17/2030 3,274,397
VICI Properties, LP/VICI Note
Company, Inc.
1,600,000 4.625%,  6/15/2025
a
1,536,768
360,000 4.500%,  9/1/2026
a
336,046
90,000 4.250%,  12/1/2026
a
83,063
2,425,000 5.750%,  2/1/2027
a
2,320,758
1,200,000 3.750%,  2/15/2027
a
1,079,790
90,000 4.625%,  12/1/2029
a
77,846
Walmart, Inc.
1,800,000 4.500%,  9/9/2052 1,460,436
Total 64,842,614
Consumer Non-Cyclical (10.9%)
Abbott Laboratories
810,000 4.750%,  11/30/2036 738,382
2,000,000 6.000%,  4/1/2039 2,005,848
AbbVie, Inc.
3,900,000 4.550%,  3/15/2035 3,428,696
1,900,000 4.300%,  5/14/2036 1,613,494
1,100,000 4.850%,  6/15/2044 919,968
Amgen, Inc.
3,000,000 5.650%,  3/2/2053 2,638,538
2,100,000 5.250%,  3/2/2033 1,958,466

Income Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.8%) Value
Consumer Non-Cyclical (10.9%) - continued
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
$ 1,790,000 4.700%,  2/1/2036 $ 1,575,270
Anheuser-Busch InBev Worldwide,
Inc.
2,500,000 3.500%,  6/1/2030 2,197,153
414,000 4.600%,  4/15/2048 335,382
1,800,000 4.439%,  10/6/2048 1,392,783
2,600,000 5.550%,  1/23/2049 2,358,768
AstraZeneca plc
2,600,000 2.125%,  8/6/2050 1,340,080
2,500,000 1.375%,  8/6/2030 1,905,183
BAT Capital Corporation
1,750,000 4.700%,  4/2/2027 1,666,571
3,000,000 2.259%,  3/25/2028 2,517,623
1,900,000 6.343%,  8/2/2030 1,843,976
1,600,000 7.750%,  10/19/2032 1,641,852
Becton, Dickinson and Company
2,194,000 3.794%,  5/20/2050 1,477,231
Bristol-Myers Squibb Company
850,000 6.250%,  11/15/2053
e
841,178
Cargill, Inc.
1,250,000 3.125%,  5/25/2051
a
756,108
Constellation Brands, Inc.
360,000 3.500%,  5/9/2027 332,895
2,000,000 4.900%,  5/1/2033 1,805,772
CVS Health Corporation
2,250,000 5.625%,  2/21/2053 1,906,710
1,050,000 4.250%,  4/1/2050 727,672
1,350,000 5.125%,  2/21/2030 1,270,875
2,200,000 2.125%,  9/15/2031 1,639,351
Eli Lilly & Company
1,530,000 4.950%,  2/27/2063 1,303,096
1,750,000 4.700%,  2/27/2033 1,643,408
HCA, Inc.
2,500,000 5.875%,  2/15/2026 2,478,004
2,000,000 5.625%,  9/1/2028 1,934,911
Imperial Brands Finance plc
1,800,000 3.500%,  7/26/2026
a
1,676,813
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
2,800,000 4.375%,  2/2/2052 1,710,021
800,000 5.500%,  1/15/2030 731,099
1,650,000 3.625%,  1/15/2032 1,268,352
2,600,000 3.000%,  5/15/2032 1,890,903
Kenvue, Inc.
1,250,000 5.050%,  3/22/2053 1,073,993
1,150,000 5.000%,  3/22/2030 1,106,625
Kraft Heinz Foods Company
1,100,000 5.500%,  6/1/2050 944,086
250,000 3.750%,  4/1/2030 218,901
120,000 5.000%,  6/4/2042 98,903
1,230,000 4.375%,  6/1/2046 899,937
1,150,000 4.875%,  10/1/2049 900,330
Mattel, Inc.
1,250,000 3.375%,  4/1/2026
a
1,154,590
2,000,000 5.450%,  11/1/2041 1,560,122
Medtronic, Inc.
2,800,000 4.375%,  3/15/2035 2,449,580
Principal
Amount Long-Term Fixed Income (95.8%) Value
Consumer Non-Cyclical (10.9%) - continued
Nestle Holdings, Inc.
$ 3,000,000 4.950%,  3/14/2030
a
$ 2,900,218
2,100,000 4.850%,  3/14/2033
a
1,970,509
Newell Brands, Inc.
1,400,000 5.200%,  4/1/2026 1,321,814
Pfizer Investment Enterprises Pte,
Ltd.
1,675,000 5.300%,  5/19/2053 1,465,370
2,550,000 5.340%,  5/19/2063 2,184,477
833,000 4.750%,  5/19/2033 765,529
2,500,000 5.110%,  5/19/2043 2,194,297
Philip Morris International, Inc.
3,200,000 5.125%,  2/15/2030 3,014,595
3,500,000 5.500%,  9/7/2030 3,350,205
2,065,000 5.750%,  11/17/2032 1,972,899
Reynolds American, Inc.
940,000 5.850%,  8/15/2045 734,819
Roche Holdings, Inc.
2,700,000 2.607%,  12/13/2051
a
1,496,872
Royalty Pharma plc
1,450,000 1.750%,  9/2/2027 1,234,647
Smithfield Foods, Inc.
800,000 3.000%,  10/15/2030
a
605,230
Sysco Corporation
1,000,000 6.600%,  4/1/2040 985,382
Takeda Pharmaceutical Company,
Ltd.
2,200,000 3.175%,  7/9/2050 1,304,642
Total 95,381,004
Energy (6.0%)
BP Capital Markets America, Inc.
3,750,000 3.001%,  3/17/2052 2,178,319
Canadian Natural Resources, Ltd.
800,000 2.950%,  7/15/2030 652,351
Cheniere Energy Partners, LP
5,190,000 4.500%,  10/1/2029 4,646,856
1,500,000 4.000%,  3/1/2031 1,256,049
1,350,000 5.950%,  6/30/2033
a
1,262,493
Continental Resources, Inc.
800,000 2.268%,  11/15/2026
a
708,912
1,900,000 4.375%,  1/15/2028 1,750,538
Energy Transfer, LP
1,000,000 6.500%,  11/15/2026
b,f
905,680
2,520,000 4.200%,  4/15/2027 2,359,993
2,500,000 4.000%,  10/1/2027 2,301,766
2,350,000 3.750%,  5/15/2030 2,008,494
2,650,000 6.000%,  6/15/2048 2,253,162
Enterprise Products Operating,
LLC
900,000
8.619%,  (TSFR3M +
3.248%), 8/16/2077
b
879,769
EQT Corporation
1,328,000 6.125%,  2/1/2025 1,323,921
Halliburton Company
2,200,000 4.850%,  11/15/2035 1,935,700
MPLX, LP
1,750,000 4.800%,  2/15/2029 1,636,918
National Fuel Gas Company
3,025,000 5.500%,  1/15/2026 2,966,917

Income Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.8%) Value
Energy (6.0%) - continued
Occidental Petroleum Corporation
$ 2,500,000 6.625%,  9/1/2030 $ 2,507,641
ONEOK, Inc.
600,000 5.650%,  11/1/2028 585,481
Ovintiv, Inc.
2,911,000 5.375%,  1/1/2026 2,860,758
1,150,000 5.650%,  5/15/2028 1,116,528
Pioneer Natural Resources
Company
1,200,000 2.150%,  1/15/2031 942,439
Plains All American Pipeline, LP/
PAA Finance Corporation
1,800,000 3.800%,  9/15/2030 1,516,846
Schlumberger Holdings
Corporation
1,750,000 3.900%,  5/17/2028
a
1,612,976
Targa Resources Corporation
1,400,000 6.125%,  3/15/2033 1,340,840
TransCanada PipeLines, Ltd.
700,000 6.203%,  3/9/2026 699,567
1,250,000 4.625%,  3/1/2034 1,057,343
Western Gas Partners, LP
3,300,000 4.650%,  7/1/2026 3,155,142
Williams Companies, Inc.
1,300,000 5.300%,  8/15/2052 1,056,923
1,800,000 7.500%,  1/15/2031 1,868,505
Williams Partners, LP
1,730,000 4.850%,  3/1/2048 1,324,595
Total 52,673,422
Financials (35.7%)
AerCap Holdings NV
1,800,000 5.875%,  10/10/2079
b
1,689,395
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,350,000 6.500%,  7/15/2025 1,346,882
1,500,000 4.625%,  10/15/2027 1,390,110
2,200,000 3.875%,  1/23/2028 1,975,794
2,900,000 6.150%,  9/30/2030 2,773,571
1,600,000 3.400%,  10/29/2033 1,196,481
Air Lease Corporation
2,900,000 4.650%,  6/15/2026
b,f
2,468,313
1,200,000 3.625%,  4/1/2027 1,075,143
1,500,000 3.000%,  2/1/2030 1,218,354
Aircastle, Ltd.
1,200,000 2.850%,  1/26/2028
a
1,001,001
Allianz SE
1,800,000 3.200%,  10/30/2027
a,b,f
1,280,113
Ally Financial, Inc.
2,420,000 5.750%,  11/20/2025 2,311,747
1,250,000 8.000%,  11/1/2031 1,220,054
American Express Company
1,700,000 6.489%,  10/30/2031
b
1,702,553
American Homes 4 Rent, LP
950,000 2.375%,  7/15/2031 706,176
ANZ Bank New Zealand, Ltd.
1,300,000 5.548%,  8/11/2032
a,b
1,253,392
Aon Corporation/Aon Global
Holdings plc
1,500,000 5.350%,  2/28/2033 1,397,987
Principal
Amount Long-Term Fixed Income (95.8%) Value
Financials (35.7%) - continued
Ares Capital Corporation
$ 2,400,000 3.875%,  1/15/2026 $ 2,244,482
1,200,000 2.875%,  6/15/2027 1,040,732
Associated Banc-Corp
1,850,000 4.250%,  1/15/2025 1,773,417
Australia & New Zealand Banking
Group, Ltd.
1,800,000 2.950%,  7/22/2030
a,b
1,672,552
1,500,000 2.570%,  11/25/2035
a,b
1,082,902
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
a
693,416
1,200,000 5.500%,  1/15/2026
a
1,155,420
1,000,000 4.250%,  4/15/2026
a
933,378
3,600,000 4.375%,  5/1/2026
a
3,355,626
Banco Santander SA
1,800,000 2.746%,  5/28/2025 1,696,185
3,000,000 5.294%,  8/18/2027 2,862,760
1,200,000 4.379%,  4/12/2028 1,091,283
Bank of America Corporation
2,800,000 3.705%,  4/24/2028
b
2,557,771
1,500,000 5.202%,  4/25/2029
b
1,426,147
1,450,000 4.271%,  7/23/2029
b
1,319,524
3,000,000 5.819%,  9/15/2029
b
2,921,185
1,175,000 3.974%,  2/7/2030
b
1,039,142
2,030,000 3.194%,  7/23/2030
b
1,702,366
3,800,000 1.922%,  10/24/2031
b
2,802,246
2,750,000 2.572%,  10/20/2032
b
2,059,593
1,200,000 2.972%,  2/4/2033
b
919,721
3,200,000 4.571%,  4/27/2033
b
2,759,709
1,200,000 4.244%,  4/24/2038
b
947,008
Bank of New York Mellon
Corporation
2,075,000 5.802%,  10/25/2028
b
2,048,240
2,200,000 4.543%,  2/1/2029
b
2,064,152
Barclays plc
1,900,000 6.125%,  12/15/2025
b,f
1,697,118
2,200,000 5.829%,  5/9/2027
b
2,149,732
720,000 4.836%,  5/9/2028 647,055
1,900,000 2.645%,  6/24/2031
b
1,441,934
Berkshire Hathaway Finance
Corporation
4,500,000 2.850%,  10/15/2050 2,585,124
1,050,000 4.250%,  1/15/2049 810,593
Blackstone Private Credit Fund
1,400,000 7.050%,  9/29/2025 1,394,652
Blue Owl Credit Income
Corporation
2,000,000 4.700%,  2/8/2027 1,814,372
Blue Owl Technology Finance
Corporation
1,000,000 3.750%,  6/17/2026
a
885,518
BNP Paribas SA
1,800,000 6.625%,  3/25/2024
a,b,f
1,774,815
1,350,000 8.500%,  8/14/2028
a,b,f
1,293,555
BPCE SA
2,060,000 5.150%,  7/21/2024
a
2,030,027
1,250,000 6.612%,  10/19/2027
a,b
1,243,751
Brandywine Operating
Partnership, LP
1,467,000 3.950%,  11/15/2027 1,216,050
Brixmor Operating Partnership, LP
1,000,000 2.250%,  4/1/2028 834,815

Income Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.8%) Value
Financials (35.7%) - continued
Capital One Financial Corporation
$ 1,810,000 4.200%,  10/29/2025 $ 1,716,338
Centene Corporation
90,000 4.250%,  12/15/2027 82,827
270,000 4.625%,  12/15/2029 241,180
3,145,000 3.375%,  2/15/2030 2,600,440
2,000,000 2.500%,  3/1/2031 1,512,978
1,800,000 2.625%,  8/1/2031 1,351,800
Charles Schwab Corporation
1,450,000 5.375%,  6/1/2025
b,d,f
1,376,859
2,900,000 4.000%,  12/1/2030
b,f
1,979,012
Citigroup, Inc.
1,695,000 5.500%,  9/13/2025 1,671,183
1,510,000 4.450%,  9/29/2027 1,394,850
1,500,000 3.668%,  7/24/2028
b
1,358,885
2,000,000 4.075%,  4/23/2029
b
1,819,059
2,250,000 2.520%,  11/3/2032
b
1,673,871
4,100,000 3.057%,  1/25/2033
b
3,156,625
Comerica, Inc.
1,150,000 5.625%,  7/1/2025
b,d,f
988,724
Corebridge Financial, Inc.
950,000 3.650%,  4/5/2027 870,022
1,350,000 3.850%,  4/5/2029 1,193,092
Corebridge Global Funding
1,350,000 5.900%,  9/19/2028
a
1,333,399
CoreStates Capital III
1,360,000
6.196%,  (TSFR3M +
0.832%), 2/15/2027
a,b
1,289,366
Corporate Office Properties, LP
1,325,000 2.250%,  3/15/2026 1,198,166
Credit Agricole SA
1,400,000 6.875%,  9/23/2024
a,b,f
1,359,652
Credit Suisse Group AG
2,300,000 5.250%,  8/11/2024
a,b,f,g
241,500
2,350,000 7.250%,  9/12/2025
a,b,f,g
246,750
1,300,000 7.500%,  7/17/2028
*,b,f,g
136,500
Danske Bank AS
1,900,000 3.773%,  3/28/2025
a,b
1,876,713
Deutsche Bank AG
2,200,000 6.000%,  10/30/2025
b,f
1,771,343
Deutsche Bank AG/New York, NY
1,400,000 3.961%,  11/26/2025
b
1,350,040
1,800,000 2.311%,  11/16/2027
b
1,556,872
Discover Bank
2,510,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
2,259,000
Elevance Health, Inc.
1,250,000 5.125%,  2/15/2053 1,037,191
1,250,000 6.100%,  10/15/2052 1,181,948
1,500,000 4.750%,  2/15/2033 1,360,173
EPR Properties
1,318,000 4.950%,  4/15/2028 1,148,487
2,800,000 3.750%,  8/15/2029 2,209,096
Extra Space Storage, LP
1,500,000 5.500%,  7/1/2030 1,418,824
First Horizon Bank
1,250,000 5.750%,  5/1/2030
d
1,057,946
First Horizon National Corporation
1,875,000 4.000%,  5/26/2025 1,744,125
Principal
Amount Long-Term Fixed Income (95.8%) Value
Financials (35.7%) - continued
First-Citizens Bank & Trust
Company
$ 3,650,000 6.125%,  3/9/2028 $ 3,539,086
FS KKR Capital Corporation
3,150,000 4.250%,  2/14/2025
a
3,023,057
Goldman Sachs Group, Inc.
1,800,000 4.950%,  2/10/2025
b,f
1,657,711
1,900,000 3.691%,  6/5/2028
b
1,734,039
2,750,000 3.814%,  4/23/2029
b
2,470,273
1,900,000 4.223%,  5/1/2029
b
1,734,293
5,200,000 3.102%,  2/24/2033
b
4,042,445
HSBC Holdings plc
2,530,000 4.041%,  3/13/2028
b
2,323,737
ING Groep NV
2,000,000 6.083%,  9/11/2027
b
1,980,916
Intercontinental Exchange, Inc.
800,000 4.950%,  6/15/2052 654,032
900,000 4.350%,  6/15/2029 828,776
Invitation Homes Operating
Partnership, LP
1,000,000 2.300%,  11/15/2028 827,360
1,250,000 5.450%,  8/15/2030 1,165,512
1,000,000 2.000%,  8/15/2031 720,028
J.P. Morgan Chase & Company
1,150,000
8.884%,  (TSFR3M +
3.512%), 2/1/2024
b,d,f
1,152,409
1,250,000 6.070%,  10/22/2027
b
1,247,358
1,700,000 6.087%,  10/23/2029
b
1,689,918
1,800,000 2.956%,  5/13/2031
b
1,451,488
800,000 2.580%,  4/22/2032
b
617,867
2,100,000 2.545%,  11/8/2032
b
1,591,085
1,800,000 2.963%,  1/25/2033
b
1,402,370
3,200,000 4.586%,  4/26/2033
b
2,812,542
2,800,000 4.912%,  7/25/2033
b
2,515,044
2,000,000 5.717%,  9/14/2033
b
1,872,903
KeyBank NA/Cleveland, OH
1,775,000 4.150%,  8/8/2025 1,650,766
KeyCorp
2,100,000 2.250%,  4/6/2027 1,742,899
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,206,244
Kimco Realty OP, LLC
1,250,000 6.400%,  3/1/2034 1,227,090
Lloyds Banking Group plc
1,100,000 2.438%,  2/5/2026
b
1,042,760
1,090,000 4.650%,  3/24/2026 1,032,285
1,500,000 5.985%,  8/7/2027
b
1,478,200
M&T Bank Corporation
1,300,000 3.500%,  9/1/2026
b,f
869,320
Massachusetts Mutual Life
Insurance Company
3,400,000 3.200%,  12/1/2061
*
1,788,206
Metropolitan Life Global Funding I
3,050,000 4.300%,  8/25/2029
a
2,801,289
Mitsubishi UFJ Financial Group,
Inc.
835,000 5.541%,  4/17/2026
b
826,190
1,300,000 8.200%,  1/15/2029
b,f
1,320,361
2,250,000 5.133%,  7/20/2033
b
2,056,056
Mizuho Financial Group, Inc.
1,400,000 1.979%,  9/8/2031
b
1,038,872

Income Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.8%) Value
Financials (35.7%) - continued
Morgan Stanley
$ 1,140,000
8.831%,  (TSFR3M +
3.422%), 12/15/2025
b,f
$ 1,154,066
1,490,000 4.350%,  9/8/2026 1,409,696
1,150,000 5.123%,  2/1/2029
b
1,094,905
950,000 5.449%,  7/20/2029
b
913,653
2,400,000 3.622%,  4/1/2031
b
2,032,022
1,900,000 1.794%,  2/13/2032
b
1,374,581
2,000,000 2.943%,  1/21/2033
b
1,534,796
950,000 4.889%,  7/20/2033
b
841,277
2,900,000 6.342%,  10/18/2033
b
2,843,098
1,100,000 6.627%,  11/1/2034
b
1,098,350
1,400,000 5.297%,  4/20/2037
b
1,214,167
Nationwide Building Society
763,000 4.000%,  9/14/2026
a
706,691
2,200,000 6.557%,  10/18/2027
a,b
2,196,469
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
a
1,193,900
NatWest Group plc
600,000 3.754%,  11/1/2029
b
572,583
2,900,000 3.032%,  11/28/2035
b
2,124,588
New York Life Global Funding
2,350,000 4.550%,  1/28/2033
a
2,099,600
NNN REIT, Inc.
900,000 5.600%,  10/15/2033 829,554
Nomura Holdings, Inc.
2,500,000 5.709%,  1/9/2026 2,464,193
Omega Healthcare Investors, Inc.
1,667,000 4.750%,  1/15/2028 1,520,431
1,875,000 3.625%,  10/1/2029 1,527,514
Peachtree Corners Funding Trust
1,700,000 3.976%,  2/15/2025
a
1,642,662
PNC Financial Services Group,
Inc.
1,700,000 6.615%,  10/20/2027
b
1,704,225
2,500,000 6.250%,  3/15/2030
b,f
2,057,502
3,000,000 5.068%,  1/24/2034
b
2,639,829
3,250,000 6.875%,  10/20/2034
b
3,248,038
Prologis, LP
1,250,000 1.750%,  2/1/2031 934,679
Prudential Financial, Inc.
880,000 5.125%,  3/1/2052
b
748,213
1,025,000 5.200%,  3/15/2044
b
1,010,205
1,750,000 3.700%,  10/1/2050
b
1,378,759
Public Storage Operating
Company
1,250,000 5.125%,  1/15/2029 1,218,295
Realty Income Corporation
1,517,000 4.850%,  3/15/2030 1,401,135
Regency Centers, LP
1,440,000 3.600%,  2/1/2027 1,339,519
1,750,000 3.700%,  6/15/2030 1,486,015
Spirit Realty, LP
1,100,000 2.100%,  3/15/2028 916,869
2,250,000 3.400%,  1/15/2030 1,852,241
1,150,000 3.200%,  2/15/2031 905,419
Standard Chartered plc
2,100,000 0.991%,  1/12/2025
a,b
2,074,460
Sumitomo Mitsui Financial Group,
Inc.
2,900,000 5.808%,  9/14/2033 2,744,950
Principal
Amount Long-Term Fixed Income (95.8%) Value
Financials (35.7%) - continued
Synchrony Financial
$ 1,050,000 4.250%,  8/15/2024 $ 1,028,027
Synovus Bank
1,260,000 5.625%,  2/15/2028 1,119,050
Toronto-Dominion Bank
1,250,000 5.532%,  7/17/2026 1,237,064
Truist Financial Corporation
1,100,000 6.047%,  6/8/2027
b
1,077,467
1,250,000 5.125%,  12/15/2027
b,f
869,437
U.S. Bancorp
1,850,000 5.727%,  10/21/2026
b
1,823,459
2,150,000 5.775%,  6/12/2029
b
2,067,357
UBS Group AG
1,050,000 4.875%,  2/12/2027
a,b,f
863,492
1,900,000 4.282%,  1/9/2028
a
1,733,365
4,900,000 3.869%,  1/12/2029
a,b
4,386,632
250,000 3.091%,  5/14/2032
a,b
192,289
6,450,000 6.537%,  8/12/2033
a,b
6,198,135
UnitedHealth Group, Inc.
1,300,000 5.875%,  2/15/2053 1,229,411
2,400,000 4.950%,  5/15/2062 1,948,418
760,000 4.750%,  7/15/2045 623,952
1,775,000 4.450%,  12/15/2048 1,368,788
Wells Fargo & Company
3,050,000 3.526%,  3/24/2028
b
2,780,913
2,500,000 7.625%,  9/15/2028
b,d,f
2,503,242
1,500,000 6.303%,  10/23/2029
b
1,487,596
2,750,000 4.478%,  4/4/2031
b
2,443,413
2,700,000 4.897%,  7/25/2033
b
2,373,174
1,900,000 6.491%,  10/23/2034
b
1,866,943
Westpac Banking Corporation
1,600,000 2.894%,  2/4/2030
b
1,514,280
1,850,000 2.963%,  11/16/2040 1,079,703
Willis North America, Inc.
2,400,000 4.650%,  6/15/2027 2,284,210
Total 312,043,723
Foreign Government (0.4%)
Dominican Republic Government
International Bond
550,000 6.000%,  7/19/2028
a
520,631
3,200,000 6.000%,  2/22/2033
a
2,820,353
Total 3,340,984
Mortgage-Backed Securities (3.2%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
16,807,266 5.500%,  7/1/2053 15,982,254
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
12,500,000 6.000%,  11/1/2041
e
12,162,934
Total 28,145,188
Technology (4.3%)
Apple, Inc.
1,850,000 2.700%,  8/5/2051 1,069,880
1,750,000 3.950%,  8/8/2052 1,297,422
1,080,000 3.750%,  9/12/2047 787,839

Income Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.8%) Value
Technology (4.3%) - continued
Broadcom, Inc.
$ 1,743,000 3.469%,  4/15/2034
a
$ 1,328,061
2,400,000 3.137%,  11/15/2035
a
1,692,952
1,800,000 3.187%,  11/15/2036
a
1,246,606
1,800,000 4.926%,  5/15/2037
a
1,500,162
Dell International, LLC/EMC
Corporation
700,000 6.100%,  7/15/2027 701,747
641,000 8.350%,  7/15/2046 716,094
Equinix, Inc.
1,800,000 2.000%,  5/15/2028 1,501,379
Fiserv, Inc.
2,000,000 2.650%,  6/1/2030 1,611,712
2,500,000 5.600%,  3/2/2033 2,352,462
Global Payments, Inc.
900,000 5.300%,  8/15/2029 845,356
1,300,000 5.400%,  8/15/2032 1,177,893
Intel Corporation
1,350,000 4.875%,  2/10/2028 1,314,181
Marvell Technology, Inc.
1,100,000 4.875%,  6/22/2028 1,035,074
1,400,000 2.950%,  4/15/2031 1,105,178
Mastercard, Inc.
1,250,000 4.850%,  3/9/2033 1,175,890
NXP BV/NXP Funding, LLC
1,200,000 5.550%,  12/1/2028 1,158,053
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,100,000 3.150%,  5/1/2027 995,773
1,100,000 4.300%,  6/18/2029 992,562
1,850,000 3.250%,  5/11/2041 1,187,261
Oracle Corporation
2,400,000 3.950%,  3/25/2051 1,557,933
3,300,000 6.150%,  11/9/2029 3,311,925
1,800,000 4.300%,  7/8/2034 1,500,355
2,350,000 4.000%,  7/15/2046 1,578,911
Texas Instruments, Inc.
2,100,000 5.000%,  3/14/2053 1,788,230
VMware, Inc.
1,900,000 2.200%,  8/15/2031 1,404,603
Total 37,935,494
Transportation (2.5%)
American Airlines, Inc.
1,850,000 11.750%,  7/15/2025
a
1,960,073
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
1,066,667 5.500%,  4/20/2026
a
1,037,278
1,900,000 5.750%,  4/20/2029
a
1,713,904
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 1,213,540
1,800,000 4.050%,  6/15/2048 1,304,259
Canadian Pacific Railway
Company
1,480,000 4.700%,  5/1/2048 1,153,804
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
2,900,000 4.750%,  10/20/2028
a
2,725,947
ERAC USA Finance, LLC
2,440,000 4.200%,  11/1/2046
a
1,774,933
Principal
Amount Long-Term Fixed Income (95.8%) Value
Transportation (2.5%) - continued
FedEx Corporation
$ 1,500,000 3.250%,  5/15/2041 $ 988,810
Mileage Plus Holdings, LLC
2,625,000 6.500%,  6/20/2027
a
2,593,179
Norfolk Southern Corporation
4,000,000 4.450%,  3/1/2033 3,548,830
Southwest Airlines Company
1,375,000 2.625%,  2/10/2030 1,110,556
United Airlines Pass Through Trust
503,534 3.750%,  9/3/2026 469,647
United Airlines, Inc.
250,000 4.375%,  4/15/2026
a
231,904
225,000 4.625%,  4/15/2029
a
190,058
Total 22,016,722
U.S. Government & Agencies (4.1%)
U.S. Treasury Bonds
22,600,000 3.625%,  5/15/2053 17,617,406
1,150,000 4.000%,  11/15/2042 974,895
7,750,000 3.875%,  2/15/2043 6,443,398
4,500,000 4.375%,  8/15/2043 4,013,438
U.S. Treasury Notes
7,270,000 3.500%,  2/15/2033 6,507,786
Total 35,556,923
Utilities (7.7%)
AEP Transmission Company, LLC
1,000,000 5.400%,  3/15/2053 873,478
American Electric Power
Company, Inc.
2,300,000 3.875%,  2/15/2062
b
1,806,246
1,250,000 5.625%,  3/1/2033 1,173,280
American Water Capital
Corporation
1,800,000 3.450%,  5/1/2050 1,150,332
Arizona Public Service Company
1,950,000 5.550%,  8/1/2033 1,831,900
Berkshire Hathaway Energy
Company
1,425,000 4.450%,  1/15/2049 1,043,816
CenterPoint Energy Resources
Corporation
1,700,000 1.750%,  10/1/2030 1,280,040
CenterPoint Energy, Inc.
1,750,000 2.950%,  3/1/2030 1,437,106
1,850,000 2.650%,  6/1/2031 1,442,534
Consolidated Edison Company of
New York, Inc.
1,583,000 3.850%,  6/15/2046 1,073,358
2,250,000 4.125%,  5/15/2049 1,591,428
Constellation Energy Generation,
LLC
1,900,000 5.800%,  3/1/2033 1,801,963
Dominion Energy, Inc.
1,250,000 4.650%,  12/15/2024
b,f
1,135,206
2,350,000 4.350%,  1/15/2027
b,f
1,912,079
Duke Energy Corporation
2,950,000 3.250%,  1/15/2082
b
2,119,327
1,500,000 3.500%,  6/15/2051 909,523
3,000,000 5.000%,  8/15/2052 2,329,135
1,800,000 3.750%,  9/1/2046 1,172,800

Income Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.8%) Value
Utilities (7.7%) - continued
Edison International
$ 3,700,000 5.750%,  6/15/2027 $ 3,637,176
Enel Finance America, LLC
2,250,000 2.875%,  7/12/2041
a
1,287,617
Entergy Corporation
2,000,000 2.400%,  6/15/2031 1,519,629
Eversource Energy
1,600,000 5.450%,  3/1/2028 1,561,951
Exelon Corporation
1,200,000 4.100%,  3/15/2052 815,942
FirstEnergy Corporation
2,520,000 4.150%,  7/15/2027 2,332,490
2,200,000 5.100%,  7/15/2047 1,824,288
FirstEnergy Transmission, LLC
2,700,000 2.866%,  9/15/2028
a
2,308,408
1,850,000 5.450%,  7/15/2044
a
1,544,374
Georgia Power Company
2,000,000 3.250%,  3/15/2051 1,192,578
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053 885,281
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,041,458
Nevada Power Company
675,000 6.000%,  3/15/2054 620,454
NextEra Energy Capital Holdings,
Inc.
1,850,000 5.749%,  9/1/2025 1,841,303
NiSource Finance Corporation
1,080,000 4.375%,  5/15/2047 782,767
NiSource, Inc.
1,400,000 3.600%,  5/1/2030 1,198,331
NRG Energy, Inc.
1,300,000 4.450%,  6/15/2029
a
1,123,707
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,063,031
Pacific Gas and Electric Company
1,100,000 3.300%,  12/1/2027 957,966
3,200,000 4.550%,  7/1/2030 2,769,616
Public Service Company of
Colorado
1,200,000 4.500%,  6/1/2052 884,829
San Diego Gas & Electric
Company
1,800,000 4.150%,  5/15/2048 1,299,620
Sempra
1,800,000 3.250%,  6/15/2027 1,630,816
Southern Company
600,000 4.475%,  8/1/2024 592,006
2,000,000 5.700%,  10/15/2032 1,916,111
1,300,000 4.000%,  1/15/2051
b
1,186,099
1,350,000 3.750%,  9/15/2051
b
1,154,374
Vistra Operations Company, LLC
1,200,000 4.875%,  5/13/2024
a
1,186,425
1,200,000 5.125%,  5/13/2025
a
1,172,573
Total 67,414,771
Total Long-Term Fixed Income
(cost $975,337,222) 838,779,892
Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
8,411,548 Thrivent Cash Management Trust $ 8,411,548
Total Collateral Held for
Securities Loaned
(cost $8,411,548) 8,411,548
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
265 Windstream Services, LLC
h
2,452
Total 2,452
Total Common Stock
(cost $3,180) 2,452
Shares or
Principal
Amount Short-Term Investments ( 2.4% ) Value
Federal Home Loan Bank Discount
Notes
800,000 5.311%, 1/16/2024
i,j
791,301
600,000 5.330%, 1/17/2024
i,j
593,391
Thrivent Core Short-Term Reserve
Fund
1,848,591 5.690% 18,485,910
U.S. Treasury Bills
1,400,000 5.307%, 12/14/2023
i,k
1,391,150
Total Short-Term Investments
(cost $21,237,732) 21,261,752
Total Investments (cost
$1,004,989,682) 99.2% $868,455,644
Other Assets and Liabilities, Net
0.8% 6,677,847
Total Net Assets 100.0% $875,133,491
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2023, the value of these investments was $145,912,835 or
16.7% of total net assets.
b Denotes variable rate securities. The rate shown is as
of October 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d All or a portion of the security is on loan.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Defaulted security.  Interest is not being accrued.
h Non-income producing security.
i The interest rate shown reflects the yield.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
k All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.

Income Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Fund as of October 31, 2023 was $1,924,706 or 0.22% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of October 31, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 7/9/2018 $ 1,300,000
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 3,373,378
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of
October 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 8,119,227
Total lending $8,119,227
Gross amount payable upon return of
collateral for securities loaned $8,411,548
Net amounts due to counterparty $292,321
Definitions:
CLO - Collateralized Loan Obligation
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $642,207
Gross unrealized depreciation (137,625,842)
Net unrealized appreciation (depreciation) ($136,983,635)
Cost for federal income tax purposes $1,003,868,928

Income Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 8,720,035 – 8,720,035 –
Basic Materials 8,851,033 – 8,851,033 –
Capital Goods 38,008,896 – 38,008,896 –
Collateralized Mortgage Obligations 30,835 – 30,835 –
Communications Services 63,818,248 – 63,818,248 –
Consumer Cyclical 64,842,614 – 64,842,614 –
Consumer Non-Cyclical 95,381,004 – 95,381,004 –
Energy 52,673,422 – 52,673,422 –
Financials 312,043,723 – 312,043,723 –
Foreign Government 3,340,984 – 3,340,984 –
Mortgage-Backed Securities 28,145,188 – 28,145,188 –
Technology 37,935,494 – 37,935,494 –
Transportation 22,016,722 – 22,016,722 –
U.S. Government & Agencies 35,556,923 – 35,556,923 –
Utilities 67,414,771 – 67,414,771 –
Common Stock
Communications Services 2,452 – 2,452 –
Short-Term Investments 2,775,842 – 2,775,842 –
Subtotal Investments in Securities $841,558,186 $– $841,558,186 $–
Other Investments  * Total
Affiliated Short-Term Investments 18,485,910
Collateral Held for Securities Loaned 8,411,548
Subtotal Other Investments $26,897,458
Total Investments at Value $868,455,644
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Income Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Credit Default Swaps 284,830 – 284,830 –
Total Asset Derivatives $284,830 $– $284,830 $–
Liability Derivatives
Futures Contracts 1,855,181 1,855,181 – –
Total Liability Derivatives $1,855,181 $1,855,181 $– $–

Income Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Fund's futures contracts held as of October 31, 2023. Investments and/or cash totaling $1,384,692 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT U.S. Long Bond 120 December 2023 $ 14,446,608 ( $ 1,314,108)
Ultra 10-Yr. U.S. Treasury Note 275 December 2023 30,468,809 (541,073)
Total Futures Long Contracts $ 44,915,417 ( $ 1,855,181)
Total Futures Contracts $ 44,915,417 ($1,855,181)
The following table presents Income Fund's swaps contracts held as of October 31, 2023. Investments totaling $1,391,150 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 41, 5 Year, at 5.00%, Quarterly Buy 12/20/2028 $ 19,000,000 $ – $ 284,830 $ 284,830
Total Credit Default Swaps $– $284,830 $284,830
1 As the buyer of protection, Income Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Income Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2023, for Income Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) $ 284,830
Total Credit Contracts 284,830
Total Asset Derivatives $284,830
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,855,181
Total Interest Rate Contracts 1,855,181
Total Liability Derivatives $1,855,181
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Income Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2023, for
Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (3,115,031)
Total Interest Rate Contracts (3,115,031)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (1,228,495)
Total Credit Contracts (1,228,495)
Total ($4,343,526)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2023, for Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,400,830
Total Interest Rate Contracts 2,400,830
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 888,794
Total Credit Contracts 888,794
Total $3,289,624
The following table presents Income Fund's average volume of derivative activity during the period ended October 31, 2023.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $34,094,510
Futures - Short (1,189,367)
Credit Contracts
Credit Default Swaps - Buy Protection (321,088)

Income Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $31,600 $266,355 $279,469 $18,486 1,849 2.1%
Total Affiliated Short-Term Investments 31,600 18,486 2.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,268 89,351 86,207 8,412 8,412 1.0
Total Collateral Held for Securities Loaned 5,268 8,412 1.0
Total Value $36,868 $26,898
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $0 ($0) $– $1,548
Total Income/Non Cash Income from Affiliated Investments $1,548
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 87
Total Affiliated Income from Securities Loaned, Net $87
Total $0 ($0) $–

International Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 94.5% ) Value
Australia (5.6%)
14,376 ALS, Ltd. $ 98,387
1,278 Altium, Ltd. 32,236
304,337 AMP, Ltd. 202,777
8,569 Ansell, Ltd. 115,774
179,991 Aristocrat Leisure, Ltd. 4,424,189
189,803 Aurizon Holdings, Ltd. 413,412
81,251 Australia and New Zealand
Banking Group, Ltd. 1,281,243
220,054 BHP Group, Ltd. 6,229,161
285,322 BlueScope Steel, Ltd. 3,420,279
132,184 Brambles, Ltd. 1,103,173
14,111 Brickworks, Ltd. 219,933
14,040 Capricorn Metals, Ltd.
a
41,774
44,842 CAR Group, Ltd. 790,440
55,612 Charter Hall Retail REIT 108,062
34,955 Coles Group, Ltd. 339,262
29,556 Collins Foods, Ltd. 171,391
38,230 Computershare, Ltd. 603,343
48,725 CSL, Ltd. 7,201,157
18,757 CSR, Ltd. 67,022
11,804 Data#3, Ltd. 50,884
33,573 Deterra Royalties, Ltd. 100,316
24,038 Fortescue Metals Group, Ltd. 341,960
84,931 GrainCorp, Ltd. 375,364
76,919 Growthpoint Properties Australia,
Ltd. 96,571
3,896 Hansen Technologies, Ltd. 12,865
32,735 Helia Group, Ltd. 75,282
3,868 HUB24, Ltd. 74,682
808 Iluka Resources, Ltd. 3,731
19,457 Incitec Pivot, Ltd. 33,966
93,150 Independence Group NL 564,057
17,839 Inghams Group, Ltd. 41,781
55,849 IRESS, Ltd. 178,087
25,937 JB Hi-Fi, Ltd. 745,556
4,135 Johns Lyng Group, Ltd. 16,098
780,558 Lottery Corporation, Ltd. 2,253,131
158,699 Nine Entertainment Company
Holdings, Ltd. 187,009
24,184 NRW Holdings, Ltd. 38,629
6,985 Nufarm, Ltd. 19,301
160,093 Orora, Ltd. 250,886
142,115 Perseus Mining, Ltd. 151,844
2,722 PEXA Group, Ltd.
a
18,880
26,148 Premier Investments, Ltd. 379,153
99,982 Qantas Airways, Ltd.
a
313,233
391 REA Group, Ltd. 35,896
29,016 Rio Tinto, Ltd. 2,167,436
31,399 SEEK, Ltd. 414,236
6,309 Seven Group Holdings, Ltd. 111,490
6,497 Sims, Ltd. 51,790
2,829 Sonic Healthcare, Ltd. 51,802
58,388 South32, Ltd. 124,914
7,198 Super Retail Group, Ltd. 60,566
116,775 Tabcorp Holdings, Ltd. 57,620
39,376 Technology One, Ltd. 365,164
117,828 Ventia Services Group Pty, Ltd. 205,937
52,586 Waypoint REIT, Ltd. 71,019
43,633 Wesfarmers, Ltd. 1,403,838
Total 38,307,989
Austria (0.4%)
9,320 BAWAG Group AG
b
415,117
32,681 OMV AG 1,433,330
5,385 Verbund AG 467,885
Shares Common Stock (94.5%) Value
Austria (0.4%) - continued
8,532 Wienerberger AG $ 206,705
Total 2,523,037
Belgium (0.7%)
4,385 Bekaert SA 177,550
29,658 Groupe Bruxelles Lambert SA 2,169,204
973 Melexis NV 71,628
20,172 Solvay SA 2,132,497
475 Titan Cement International SA 8,896
6,494 UCB SA 474,972
Total 5,034,747
Bermuda (0.2%)
52,000 Cafe de Coral Holdings, Ltd. 65,493
7,500 Hongkong Land Holdings, Ltd. 23,788
23,400 Jardine Matheson Holdings, Ltd. 946,530
25,000 Road King Infrastructure, Ltd.
a
4,854
111,800 Shanghai Industrial Urban
Development Group, Ltd. 4,931
2,117 Stolt-Nielsen, Ltd. 69,645
Total 1,115,241
Brazil (0.5%)
5,200 Alupar Investimento SA 28,992
12,000 Ambev SA 30,561
31,000 B3 SA - Brasil Bolsa Balcao 68,558
26,478 Banco Bradesco SA ADR 73,874
600 Banco BTG Pactual SA 3,537
24,600 Banco do Brasil SA 236,010
27,899 Companhia Energetica de Minas
Gerais ADR 63,331
38,600 CPFL Energia SA 256,555
10,400 ENGIE Brasil Energia SA 81,377
28,554 Gerdau SA ADR 123,925
785,800 Grupo Casas Bahia SA
a
70,136
14,200 Hypera SA 85,452
39,600 Iochpe-Maxion SA 88,441
32,469 Itau Unibanco Holding SA ADR 172,410
75,500 Itausa SA 129,533
13,605 Jalles Machado SA 22,181
2,200 Localiza Rent a Car SA 22,250
16 Localiza Rent a Car SA, Rights
a
17
27,700 Metalurgica Gerdau SA 56,809
68,890 Petroleo Brasileiro SA 474,547
28,370 Petroleo Brasileiro SA ADR 425,550
19,200 Randon SA Implementos e
Participacoes 41,433
32,300 Telefonica Brasil SA 289,318
1,078 Telefonica Brasil SA ADR 9,605
93,700 TIM SA/Brazil 282,303
20,100 Usinas Siderurgicas de Minas
Gerais SA Usiminas 26,352
33,531 Vale SA ADR 459,710
17,700 Vibra Energia SA 69,582
1,600 WEG SA 10,450
Total 3,702,799
Canada (8.2%)
8,875 Agnico Eagle Mines, Ltd. 416,247
112,318 Air Canada
a
1,355,025
33,397 ATCO, Ltd. 856,148
19,775 Bank of Montreal 1,494,301
45,024 Bank of Nova Scotia 1,823,038

International Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.5%) Value
Canada (8.2%) - continued
85,936 Barrick Gold Corporation $ 1,372,621
13,040 Boralex, Inc. 242,699
5,942 BRP, Inc. 401,618
42,797 Canadian Imperial Bank of
Commerce 1,509,429
60,562 Canadian National Railway
Company 6,407,977
95,307 Canadian Utilities, Ltd. 2,016,447
15,073 Canadian Western Bank 298,688
32,207 Capital Power Corporation 824,248
25,840 CGI, Inc.
a
2,494,653
8,316 Cogeco Communications, Inc. 327,543
1,708 Descartes Systems Group, Inc.
a
123,449
18,712 Dream Industrial REIT 158,008
1,642 Emera, Inc. 53,780
24,203 Enbridge, Inc. 775,613
12,571 Finning International, Inc. 336,858
2,483 First Quantum Minerals, Ltd. 28,774
53,449 Fortis, Inc. 2,122,158
3,792 Franco-Nevada Corporation 460,917
5,111 George Weston, Ltd. 554,387
2,330 Granite REIT 106,104
2,520 Intact Financial Corporation 354,063
11,400 InterRent REIT 96,675
12,922 Laurentian Bank of Canada 236,682
13,811 Loblaw Companies, Ltd. 1,129,579
191,772 Manulife Financial Corporation 3,338,292
36,292 Metro, Inc./CN 1,843,453
5,630 National Bank of Canada 350,041
127,755 Power Corporation of Canada 3,077,912
18,761 Rogers Communications, Inc. 695,107
42,647 Royal Bank of Canada 3,406,224
18,227 Russel Metals, Inc. 454,114
40,238 Shopify, Inc.
a
1,898,831
7,915 Sun Life Financial, Inc. 361,519
43,534 Superior Plus Corporation 292,581
61,752 TC Energy Corporation 2,126,754
4,214 Teck Resources, Ltd. 148,923
22,632 Toromont Industries, Ltd. 1,703,826
55,789 Toronto-Dominion Bank 3,116,219
64,067 Tourmaline Oil Corporation 3,387,801
57,438 TransAlta Corporation 420,404
8,033 Tricon Residential, Inc. 53,234
12,565 West Fraser Timber Company, Ltd. 847,996
6,321 Wheaton Precious Metals
Corporation 267,062
Total 56,168,022
Cayman Islands (1.4%)
171,088 Alibaba Group Holding, Ltd.
a
1,761,364
20,100 ASMPT, Ltd. 170,238
4,746 Baidu.com, Inc. ADR
a
498,330
28,000 China Feihe, Ltd.
b
17,398
22,000 China Meidong Auto Holdings, Ltd. 11,798
49,000 China Mengniu Dairy Company,
Ltd. 159,992
58,000 China Resources Cement Holdings,
Ltd. 14,914
81,800 Chow Tai Fook Jewellery Group,
Ltd. 115,512
92,000 Consun Pharmaceutical Group,
Ltd. 54,113
38,000 Geely Automobile Holdings, Ltd. 43,142
65,000 Haidilao International Holding, Ltd.
b
162,747
24,167 Hello Group, Inc. ADR 171,102
Shares Common Stock (94.5%) Value
Cayman Islands (1.4%) - continued
7,907 Huazhu Group, Ltd. ADR
a
$ 297,778
9,749 JD.com, Inc. 123,941
2,493 JOYY, Inc. ADR 97,027
15,265 KE Holdings, Inc. ADR 224,548
7,000 Kingboard Holdings, Ltd. 17,047
7,700 Kuaishou Technology
a,b
49,587
49,217 Lufax Holding, Ltd. ADR 46,992
50,129 Meituan
a,b
710,579
2,333 MINISO Group Holding, Ltd. ADR 59,048
13,000 NetDragon Websoft Holdings, Ltd. 23,099
1,169 NetEase, Inc. ADR 124,989
5,695 PDD Holdings, Inc. ADR
a
577,587
74,000 Seazen Group, Ltd.
a
12,010
673,000 Shui On Land, Ltd. 59,327
116,000 Sino Biopharmaceutical, Ltd. 45,063
23,000 Sunny Optical Technology (Group)
Company, Ltd. 192,692
4,288 TAL Education Group ADR
a
37,606
70,890 Tencent Holdings, Ltd. 2,623,551
38,187 Tencent Music Entertainment Group
ADR
a
277,238
94,800 Tongcheng Travel Holdings, Ltd.
a
181,111
158,000 Topsports International Holdings,
Ltd.
b
132,869
6,226 Trip.com Group, Ltd. ADR
a
211,684
70,000 VSTECS Holdings, Ltd. 35,396
14,000 Want Want China Holdings, Ltd. 8,699
126,400 Xiaomi Corporation
a,b
226,638
36,000 Zhongsheng Group Holdings, Ltd. 83,135
Total 9,659,891
Chile (<0.1%)
368 Banco de Chile ADR 7,537
56,206 Cencosud SA 91,060
617,851 Colbun SA 89,702
18,082 Embotelladora Andina SA 36,770
9,397 Empresas CMPC SA 16,799
28,916 S.A.C.I. Falabella
a
58,904
Total 300,772
China (1.2%)
368,000 Agricultural Bank of China, Ltd. 180,589
359,500 Aluminum Corporation of China,
Ltd., Class A 304,644
456,000 Aluminum Corporation of China,
Ltd., Class H 243,928
17,000 Anhui Conch Cement Company,
Ltd., Class H 42,308
1,048,900 Bank of China, Ltd., Class A 559,095
413,000 Bank of Communications
Company, Ltd. 317,786
409,300 Baoshan Iron & Steel Company,
Ltd. 350,127
18,000 Beijing North Star Company, Ltd.
a
1,818
380,500 BOE Technology Group Company,
Ltd. 203,944
1,500 BYD Company, Ltd., Class H 45,615
716,000 CGN Power Company, Ltd.
b
172,060
352,000 China Cinda Asset Management
Company, Ltd. 34,230
33,000 China Construction Bank
Corporation 18,663
73,000 China Merchants Securities
Company, Ltd. 141,117

International Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.5%) Value
China (1.2%) - continued
10,000 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. $ 15,084
28,000 China National Building Material
Company, Ltd. 13,328
544,800 China Petroleum & Chemical
Corporation, Class H 278,632
231,000 China Railway Group, Ltd. 109,024
7,600 China Resources Sanjiu Medical &
Pharmaceutical Company, Ltd. 44,802
45,500 China State Construction
Engineering Corporation, Ltd. 32,201
1,200 China Tourism Group Duty Free
Corporation, Ltd.
b
13,552
8,100 CITIC Securities Company, Ltd.,
Class A 24,044
360,000 CMOC Group, Ltd. 214,708
535,000 CRRC Corporation, Ltd. 222,894
87,100 Focus Media Information
Technology Company, Ltd. 82,333
148,600 Foxconn Industrial Internet
Company, Ltd. 299,404
14,800 Fuyao Glass Industry Group
Company, Ltd., Class H
b
67,474
46,800 GF Securities Company, Ltd., Class
H 60,932
53,100 Gree Electric Appliances, Inc. of
Zhuhai 246,282
750,390 Greenland Holdings Corporation,
Ltd.
a
261,506
44,291 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 180,446
148,100 Guotai Junan Securities Company,
Ltd. 299,118
5,600 Huatai Securities Company, Ltd.
b
7,332
42,800 Jiangxi Copper Company, Ltd.,
Class A 107,270
205,000 Jiangxi Copper Company, Ltd.,
Class H 289,861
145,160 Jointown Pharmaceutical Group
Company, Ltd. 141,231
562,000 People's Insurance Company
(Group) of China, Ltd. 185,437
114,500 PetroChina Company, Ltd., Class A 111,532
312,000 PetroChina Company, Ltd., Class H 203,647
58,168 Ping An Insurance (Group)
Company of China, Ltd. 295,056
129,900 Seazen Holdings Company, Ltd.
a
210,938
2,600 Shanghai Pharmaceuticals Holding
Company, Ltd., Class A 6,406
26,100 Shanghai Pharmaceuticals Holding
Company, Ltd., Class H 37,970
272,700 Shenwan Hongyuan Group
Company, Ltd. 163,614
247,500 Shenzhen Overseas Chinese Town
Company, Ltd.
a
122,312
23,100 Shenzhou International Group
Holdings, Ltd. 226,899
5,600 Sichuan Kelun Pharmaceutical
Company, Ltd. 21,034
87,000 Tong Ren Tang Technologies
Company, Ltd. 66,349
10,000 Tsingtao Brewery Company, Ltd. 75,835
18,595 Vipshop Holdings, Ltd. ADR
a
265,165
77,000 Wanda Film Holding Company,
Ltd.
a
131,496
Shares Common Stock (94.5%) Value
China (1.2%) - continued
10,088 Xinjiang Daqo New Energy
Company, Ltd. $ 49,264
30,800 Yunnan Baiyao Group Company,
Ltd. 214,004
Total 8,014,340
Colombia (<0.1%)
1,198 Bancolombia SA 8,543
Total 8,543
Cyprus (<0.1%)
9,845 Ros Agro plc GDR
a,c
0
Total 0
Czech Republic (<0.1%)
7,192 Komercni Banka AS 210,787
39 Philip Morris CR 26,842
Total 237,629
Denmark (3.4%)
531 A.P. Moller - Maersk AS, Class B 884,769
13,047 ALK-Abello AS
a
144,827
20,662 Carlsberg AS 2,462,357
7,105 Dampskibsselskabet Norden AS 403,680
19,652 Danske Bank AS 461,011
5,123 Demant AS
a
195,491
2,098 DFDS AS 60,605
25,777 DSV AS 3,852,139
2,782 H Lundbeck A/S 12,585
8,153 Jyske Bank AS
a
574,578
133,830 Novo Nordisk AS 12,911,415
10,628 Pandora AS 1,205,434
318 Per Aarsleff Holding A/S 13,909
558 Rockwool International AS 124,168
735 Scandinavian Tobacco Group AS
b
10,914
115 Solar AS 6,863
7,017 Sydbank AS 304,816
Total 23,629,561
Egypt (<0.1%)
28,247 Commercial International Bank
Egypt SAE GDR 32,145
Total 32,145
Finland (0.2%)
4,957 Cargotec Oyj 195,664
964 Kemira Oyj 15,608
18,428 Kesko Oyj 311,645
19,540 Kojamo Oyj 166,927
3,187 Konecranes Oyj 104,496
2,944 Musti Group Oyj 58,084
1,916 Orion Oyj 76,229
11,143 Outokumpu Oyj 45,723
11,066 Tokmanni Group Corporation 149,431
Total 1,123,807
France (6.5%)
4,337 Air Liquide SA 743,155
2,423 Arkema SA 227,042
2,428 AXA SA 71,943
1,627 BioMerieux 156,212
20,845 Carrefour SA 365,443

International Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.5%) Value
France (6.5%) - continued
62,424 Compagnie de Saint-Gobain SA $ 3,397,998
127,713 Credit Agricole SA 1,542,121
51,843 Dassault Systemes SE 2,135,589
35,928 Eiffage SA 3,260,487
31,645 Engie SA 503,310
1,081 Eurazeo SE 60,943
13,101 Eutelsat Communications SACA 55,945
1,050 Hermes International SCA 1,959,118
520 Ipsen SA 61,460
11,801 Ipsos SA 573,500
43,472 Legrand SA 3,747,895
6,048 LVMH Moet Hennessy Louis Vuitton
SE 4,329,949
24,417 Publicis Groupe SA 1,859,192
12,455 Rexel SA 254,366
99,107 Sanofi SA 8,999,535
5,167 Schneider Electric SE 794,981
106,410 Societe Generale SA 2,391,221
54 SOITEC
a
8,060
2,411 Sopra Group SA 432,862
14,659 Thales SA 2,163,341
12,355 TotalEnergies SE 826,024
42,960 Veolia Environnement SA 1,177,122
4,204 Verallia SA
b
136,699
21,352 Vinci SA 2,360,985
2,229 Wendel SA 166,969
Total 44,763,467
Germany (5.2%)
3,904 Aixtron SE 109,705
9,221 Allianz SE 2,159,951
53 Amadeus Fire AG 6,120
8,374 BASF SE 386,939
42,220 Bayer AG 1,824,266
21,195 Bayerische Motoren Werke AG 1,971,228
32 Bilfinger SE 1,175
937 BRANICKS Group AG 3,877
329 Carl Zeiss Meditec AG 28,568
2,528 Commerzbank AG 27,266
2,052 CTS Eventim AG & Company
KGAA 124,241
18,132 Daimler Truck Holding AG 569,712
1,873 Dermapharm Holding SE 72,488
164,185 Deutsche Bank AG 1,806,783
12,839 Deutsche Boerse AG 2,113,255
4,693 Deutsche Lufthansa AG
a
32,907
61,877 Deutsche Post AG 2,415,895
63,561 Deutsche Telekom AG 1,379,507
14,957 Deutz AG 60,618
1,604 Duerr AG 33,003
150,816 E.ON SE 1,794,428
99 Elmos Semiconductor SE 6,497
1,918 Fielmann Group AG 82,615
206 Fresenius Medical Care AG &
Company KGaA 6,845
54,389 Fresenius SE & Company KGaA 1,399,064
1,191 Gerresheimer AG 111,089
17,586 Heidelberg Materials AG 1,276,626
939 Hugo Boss AG 54,917
79,748 Infineon Technologies AG 2,329,457
507 Ionos SE
a
6,700
3,782 Jenoptik AG 89,835
255 JOST Werke SE
b
11,701
9,613 Klockner & Company SE 59,680
9,254 LEG Immobilien AG
a
578,483
Shares Common Stock (94.5%) Value
Germany (5.2%) - continued
11,453 Mercedes-Benz Group AG $ 673,829
10,881 Merck KGaA 1,643,449
2,034 Muenchener Rueckversicherungs-
Gesellschaft AG 816,260
1,251 SAF-Holland SE 16,726
28,997 SAP SE 3,889,436
13,563 Scout24 SE
b
834,397
34,313 Siemens AG 4,553,297
634 Stabilus SE 40,257
2,164 Stroeer SE & Company KGaA 99,008
20,842 TAG Immobilien AG
a
227,887
6,571 TeamViewer SE
a,b
101,102
756 VIB Vermoegen AG
a
9,071
3,048 Vonovia SE 70,171
335 Vossloh AG 13,013
492 Wacker Neuson SE 9,028
Total 35,932,372
Greece (<0.1%)
1,369 Mytilineos SA 50,670
14,517 National Bank of Greece SA
a
83,144
Total 133,814
Guernsey (<0.1%)
68,173 UK Commercial Property REIT, Ltd. 43,731
Total 43,731
Hong Kong (1.6%)
51,600 Bank of East Asia, Ltd. 61,282
306,500 BOC Hong Kong (Holdings), Ltd. 810,551
46,000 China Resources Beer (Holdings)
Company, Ltd. 243,417
53,000 CITIC, Ltd. 45,047
256,500 CK Hutchison Holdings, Ltd. 1,298,476
46,960 CSPC Pharmaceutical Group, Ltd. 41,018
20,000 Far East Horizon, Ltd. 14,073
29,500 Genertec Universal Medical Group
Company, Ltd.
b
14,980
19,000 Hang Lung Group, Ltd. 25,307
202,000 Hang Lung Properties, Ltd. 265,520
55,000 Henderson Land Development
Company, Ltd. 143,905
200,400 Hong Kong Exchanges & Clearing,
Ltd. 7,010,524
34,000 Hysan Development Company, Ltd. 62,586
14,000 Luk Fook Holdings International,
Ltd. 34,731
73,000 Swire Pacific, Ltd. 466,313
326,000 United Laboratories International
Holdings, Ltd. 332,776
6,300 VTech Holdings, Ltd. 36,658
14,000 Yuexiu Property Company, Ltd. 14,562
Total 10,921,726
Hungary (0.1%)
17,479 MOL Hungarian Oil & Gas plc 139,078
5,549 OTP Bank Nyrt 206,534
Total 345,612
India (1.6%)
460 ABB India, Ltd. 22,687
959 Alembic Pharmaceuticals, Ltd. 8,216
2,797 Amara Raja Energy & Mobility, Ltd. 20,595

International Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.5%) Value
India (1.6%) - continued
10,598 Asian Paints, Ltd. $ 381,753
12,867 Bajaj Auto, Ltd. 820,797
11,897 Bajaj Finserv, Ltd. 224,326
30,016 Bharat Petroleum Corporation, Ltd. 125,832
126,520 Brightcom Group, Ltd.
a
25,453
36,371 Cipla, Ltd. 524,292
20,642 Coal India, Ltd. 77,918
5,139 Coromandel International, Ltd. 64,394
860 CRISIL, Ltd. 42,324
7,312 Cummins India, Ltd. 147,281
2,678 Dr. Reddy's Laboratories, Ltd. ADR 174,418
3,666 Gujarat State Petronet, Ltd. 11,781
31,935 HCL Technologies, Ltd. 489,833
9,745 HDFC Asset Management
Company, Ltd.
b
320,096
35,876 HDFC Life Insurance Company,
Ltd.
b
266,511
3,649 Hero MotoCorp, Ltd. 135,412
7,791 Hindustan Petroleum Corporation,
Ltd.
a
23,179
1,061 ICICI Securities, Ltd.
b
8,144
195,882 Indian Oil Corporation, Ltd. 211,011
1,443 Indraprastha Gas, Ltd. 6,629
38,498 Infosys, Ltd. ADR 632,137
25,395 ITC, Ltd. 130,722
3,441 Jindal Saw, Ltd. 18,309
38,375 Jio Financial Services, Ltd.
a
100,940
3,658 JK Tyre & Industries, Ltd. 13,367
23,517 Kotak Mahindra Bank, Ltd. 491,619
26,756 Larsen & Toubro, Ltd. 941,568
2,383 LTIMindtree, Ltd.
b
144,984
974 Mphasis, Ltd. 24,866
126 MRF, Ltd. 163,940
333 Nestle India, Ltd. 96,966
2,549 Nippon Life India Asset
Management, Ltd.
b
11,990
80,849 Oil & Natural Gas Corporation, Ltd. 180,907
1,859 Persistent Systems, Ltd. 137,694
9,222 PI Industries, Ltd. 376,642
8,300 Pidilite Industries, Ltd. 245,057
3,070 Polycab India, Ltd. 181,422
7,600 Power Finance Corporation, Ltd. 22,507
68,020 REC, Ltd. 235,112
8,665 Reliance Industries, Ltd. 238,268
22,679 Samvardhana Motherson
International, Ltd. 25,047
11,778 SBI Life Insurance Company, Ltd.
b
193,445
3,436 Schaeffler India, Ltd. 116,268
5,028 Siemens, Ltd. 201,175
955 Solar Industries India, Ltd. 63,086
1,140 Supreme Industries, Ltd. 59,276
23,906 Tata Consultancy Services, Ltd. 967,801
21,579 Tata Motors, Ltd. 162,987
8,045 Tech Mahindra, Ltd. 109,638
788 Thermax, Ltd. 26,819
1,241 Torrent Power, Ltd. 10,841
3,092 UltraTech Cement, Ltd. 312,923
Total 10,771,205
Indonesia (0.2%)
469,600 Astra International Tbk PT 170,831
1,537,700 Bank Central Asia Tbk PT 847,151
566,600 Bank Mandiri Persero Tbk PT 202,419
Shares Common Stock (94.5%) Value
Indonesia (0.2%) - continued
757,500 Bank Rakyat Indonesia Persero
Tbk PT $ 236,858
Total 1,457,259
Ireland (<0.1%)
1,610 Flutter Entertainment plc
a
252,862
Total 252,862
Israel (0.8%)
181 Arad Investment & Industrial
Development, Ltd. 17,621
7,721 Azrieli Group, Ltd. 332,445
41,673 Bank Hapoalim BM 298,085
123,373 Bank Leumi Le-Israel BM 794,636
8,323 Check Point Software Technologies,
Ltd.
a
1,117,363
12,978 Doral Group Renewable Energy
Resources, Ltd.
a
17,440
625 First International Bank of Israel,
Ltd. 21,275
1,875 Israel Corporation, Ltd.
a
404,713
3,222 Magic Software Enterprises, Ltd. 32,092
17,141 Mivne Real Estate (KD), Ltd. 36,985
15,866 Mizrahi Tefahot Bank, Ltd. 491,078
4,604 NICE, Ltd.
a
705,774
1,743 Nova, Ltd.
a
166,904
1,376 One Software Technologies, Ltd. 13,973
40,899 Plus500, Ltd. 701,418
7,648 Radware, Ltd.
a
114,032
491 Wix.com, Ltd.
a
39,231
Total 5,305,065
Italy (3.2%)
78,350 A2A SPA 147,062
4,889 ACEA SPA 58,869
12,051 Arnoldo Mondadori Editore SpA 26,409
23,482 Azimut Holding SPA 494,787
20,167 Banca Farmafactoring SPA
b
193,884
13,071 Banca IFIS SPA 223,537
122,486 Banca Mediolanum SPA 1,000,167
49,024 Banca Popolare di Sondrio SPA 267,486
10,480 BPER Banca 34,104
2,031 Brunello Cucinelli SPA 163,369
979 Buzzi SpA 25,923
4,726 Credito Emiliano SpA 38,321
681,145 Enel SPA 4,323,624
81,138 Hera SPA 228,249
1,721,643 Intesa Sanpaolo SPA 4,486,244
155,380 Iren SpA 311,371
371,688 Italgas SPA 1,888,847
12,095 Mediobanca SPA 144,480
32,404 Moncler SPA 1,682,973
68,482 OVS SPA
b
121,283
109,324 Recordati SPA 5,056,716
3,197 Reply SPA 301,663
4,640 Technogym SpA
b
34,929
81,622 Unipol Gruppo SpA 442,194
Total 21,696,491
Japan (18.5%)
18 Activia Properties, Inc. 48,699
60,300 Advantest Corporation 1,553,246
13,000 AGC, Inc. 442,248

International Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.5%) Value
Japan (18.5%) - continued
8,100 Aica Kogyo Company, Ltd. $ 186,102
13,500 Ain Holdings, Inc. 381,703
11,900 Air Water, Inc. 150,044
3,100 Aisin Corporation 107,988
1,800 Amvis Holdings, Inc. 30,706
10,100 Aozora Bank, Ltd. 206,007
17,200 Arcs Company, Ltd. 328,666
5,200 ARE Holdings, Inc. 65,831
123,300 Asahi Kasei Corporation 758,022
142,100 Astellas Pharma, Inc. 1,797,547
500 Axial Retailing, Inc. 12,806
400 BayCurrent Consulting, Inc. 10,043
3,500 BellSystem24 Holdings, Inc. 35,902
7,900 Benefit One, Inc. 56,646
45,100 Benesse Holdings, Inc. 533,235
2,700 BML, Inc. 51,096
1,800 Canon Marketing Japan, Inc. 43,165
134,000 Canon, Inc. 3,167,853
9,600 Chiyoda Company, Ltd. 53,000
7,100 Chudenko Corporation 115,545
13,100 Chugin Financial Group, Inc. 104,452
10,200 Chugoku Electric Power Company,
Inc. 63,782
17,900 Coca-Cola Bottlers Japan, Inc. 240,013
8,600 COMSYS Holdings Corporation 176,904
7,400 Dai Nippon Printing Company, Ltd. 193,046
1,000 Daido Steel Company, Ltd. 39,229
20,400 Daiichi Sankyo Company, Ltd. 525,998
9,000 Daikin Industries, Ltd. 1,297,610
5,400 Daito Trust Construction Company,
Ltd. 579,238
65,300 Daiwa House Industry Company,
Ltd. 1,796,121
70 Daiwa House REIT Investment
Corporation 123,882
40,600 Demae-Can Company, Ltd.
a
86,008
6,300 Denso Corporation 93,028
1,100 Descente, Ltd. 30,680
14,500 Doutor Nichires Holdings
Company, Ltd. 209,361
7,200 DTS Corporation 147,876
4,300 Electric Power Development
Company, Ltd. 65,922
854,800 Eneos Holdings, Inc. 3,167,391
10,200 FANUC Corporation 253,127
1,400 Fast Retailing Company, Ltd. 309,955
9,900 Ferrotec Holdings Corporation 174,014
5,800 Food & Life Companies, Ltd. 97,758
10,200 Fuji Media Holdings, Inc. 101,303
10,700 Fuji Soft, Inc. 385,043
23,000 FUJIFILM Holdings NPV 1,258,049
1,700 Fujimi, Inc. 33,935
17,300 Fujitsu, Ltd. 2,241,173
5,300 Fukuyama Transporting Company,
Ltd. 144,840
4,800 Future Corporation 54,782
1,100 Fuyo General Lease Company, Ltd. 89,431
1,000 G-7 Holdings, Inc. 7,636
12,300 Gree, Inc. 45,966
800 Gunze, Ltd. 23,989
3,600 Hanwa Company, Ltd. 108,515
1,100 Haseko Corporation 13,537
35,200 Heiwa Corporation 498,267
16,800 Hitachi, Ltd. 1,064,895
700 Hokuhoku Financial Group, Inc. 8,173
Shares Common Stock (94.5%) Value
Japan (18.5%) - continued
192,200 Honda Motor Company, Ltd. $ 1,969,814
10,400 Hoya Corporation 1,001,194
10,100 Hyakugo Bank, Ltd. 38,188
10,300 IDOM, Inc. 61,982
53,500 Inaba Denki Sangyo Company, Ltd. 1,115,630
189 Industrial & Infrastructure Fund
Investment Corporation 169,873
10,800 ITOCHU Corporation 389,027
12,400 JAFCO Group Company, Ltd. 133,558
1,100 Japan Material Company, Ltd. 15,448
81 Japan Metropolitan Fund
Investment Corporation 52,273
15,500 Japan Post Bank Company, Ltd. 143,673
67,700 Japan Post Holdings Company,
Ltd. 599,226
7,100 Japan Post Insurance Company,
Ltd. 136,718
107,400 Japan Tobacco, Inc. 2,500,151
3,700 Jeol, Ltd. 104,463
102,900 JFE Holdings, Inc. 1,433,692
11,900 JGC Corporation 146,572
500 JMDC, Inc. 14,003
2,600 Juroku Financial Group, Inc. 70,049
19,200 Kajima Corporation 317,326
1,400 Kakaku.com, Inc. 13,502
10,900 Kamigumi Company, Ltd. 221,123
9,300 Kanematsu Corporation 125,676
54,100 Kawasaki Kisen Kaisha, Ltd. 1,855,088
134,300 KDDI Corporation 4,017,550
126 KDX Realty Investment Corporation 131,417
15,300 Keiyo Bank, Ltd. 69,419
10 Kenedix Retail REIT Corporation
c
17,522
6,400 Keyence Corporation 2,477,560
30,100 Kinden Corporation 455,938
2,300 Komatsu, Ltd. 52,846
12,900 Konica Minolta, Inc. 36,133
10,200 K's Holdings Corporation 94,919
6,100 Kumagai Gumi Company, Ltd. 152,873
6,500 Kuraray Company, Ltd. 74,368
600 Kureha Corporation 35,633
800 KYB Corporation 23,634
3,400 Kyocera Corporation 167,591
56,400 Kyoei Steel, Ltd. 715,458
300 Kyowa Hakko Kirin Company, Ltd. 4,705
28 LaSalle Logiport REIT 27,460
4,900 Lintec Corporation 80,993
11,000 Lion Corporation 105,564
3,600 M&A Research Institute Holdings,
Inc.
a
78,898
2,700 Management Solutions Company,
Ltd. 47,000
3,500 Mandom Corporation 32,104
5,700 Maruichi Steel Tube, Ltd. 141,453
9,400 Mazda Motor Corporation 90,860
3,600 Megachips Corporation 92,818
26,400 MEITEC Group Holdings, Inc. 464,643
6,500 Menicon Company, Ltd. 75,355
1,300 Micronics Japan Company, Ltd. 19,696
29,300 Mitsubishi Corporation 1,365,836
64,800 Mitsubishi Electric Corporation 743,030
319,000 Mitsubishi HC Capital, Inc. 2,102,921
1,400 Mitsubishi Logistics Corporation 36,624
1,200 Mitsubishi Materials Corporation 19,284
900 Mitsubishi Research Institute, Inc. 29,095
7,200 Mitsubishi Shokuhin Company, Ltd. 189,849

International Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.5%) Value
Japan (18.5%) - continued
319,500 Mitsubishi UFJ Financial Group,
Inc. $ 2,680,333
16,800 Mitsui & Company, Ltd. 610,582
4,100 Mitsui O.S.K. Lines, Ltd. 105,851
6,900 Mixi, Inc. 104,508
191,300 Mizuho Financial Group, Inc. 3,247,966
75,800 Murata Manufacturing Company,
Ltd. 1,298,407
10,700 NEC Networks & System Integration
Corporation 144,810
4,500 Nextage Company, Ltd. 62,173
4,600 NHK Spring Company, Ltd. 32,550
25,100 Nidec Corporation 920,694
153,700 Nihon M&A Center Holdings, Inc. 701,994
8,500 Nikkon Holdings Company, Ltd. 180,359
56,300 Nikon Corporation 534,536
78,300 Nintendo Company, Ltd. 3,234,922
6,000 Nippon Express Holdings, Inc. 308,373
68 Nippon REIT Investment
Corporation 157,102
1,600 Nippon Shokubai Company, Ltd. 59,427
1,800 Nippon Signal Company, Ltd. 11,131
23,100 Nippon Steel Corporation 498,241
79,200 Nippon Television Holdings, Inc. 770,501
1,200 Nippon Yusen Kabushiki Kaisha 29,361
900 Nishimatsu Construction Company,
Ltd. 21,669
254,400 Nissan Motor Company, Ltd. 978,927
2,400 Nisshin Oillio Group, Ltd. 67,031
4,300 Nissui Corporation 20,866
17,000 Nitori Holdings Company, Ltd. 1,841,012
1,000 Nitto Boseki Company, Ltd. 22,506
25,400 Nitto Kogyo Corporation 580,561
8,100 NOK Corporation 96,016
104,100 Nomura Holdings, Inc. 402,181
5,400 Nomura Research Institute, Ltd. 141,750
1,100 NS United Kaiun Kaisha, Ltd. 31,268
16,900 NSD Company, Ltd. 294,041
148,700 NTT Data Group Corporation 1,833,458
2,200 OBIC Business Consultants
Company, Ltd. 94,512
3,100 Ohsho Food Service Corporation 143,297
6,200 Okamura Corporation 88,267
17,000 Okinawa Electric Power Company,
Inc. 124,133
3,700 Okumura Corporation 113,181
7,300 Olympus Corporation 97,494
5,500 Ono Pharmaceutical Company, Ltd. 94,982
101,100 Oriental Land Company, Ltd. 3,270,117
46,800 ORIX Corporation 851,121
14,200 Otsuka Holdings Company, Ltd. 477,773
2,700 PeptiDream, Inc.
a
19,683
1,000 PHC Holdings Corporation 9,457
700 Pigeon Corporation 7,433
2,900 Plus Alpha Consulting Company,
Ltd. 46,653
4,200 Rakus Company, Ltd. 52,293
67,916 Recruit Holdings Company, Ltd. 1,947,336
34,800 Renesas Electronics Corporation
a
457,120
17,800 Resona Holdings, Inc. 95,111
8,800 Resorttrust, Inc. 126,633
93,700 Rohm Company, Ltd. 1,501,259
400 Roland Corporation 11,566
10,200 Sangetsu Company, Ltd. 191,688
1,700 Sankyo Company, Ltd. 70,648
Shares Common Stock (94.5%) Value
Japan (18.5%) - continued
5,200 Sankyu, Inc. $ 156,573
10,700 Santen Pharmaceutical Company,
Ltd. 92,807
4,500 Sanyo Chemical Industries, Ltd. 119,636
1,100 Sanyo Special Steel Company, Ltd. 18,747
3,300 Sawai Group Holdings Company,
Ltd. 105,169
1,200 SB Technology Corporation 17,808
1,200 SCREEN Holdings Company, Ltd. 55,791
38,400 Secom Company, Ltd. 2,667,066
2,600 Sega Sammy Holdings, Inc. 40,663
33,300 Seino Holdings Company, Ltd. 484,380
42,700 Sekisui House, Ltd. 836,183
600 SHIFT, Inc.
a
108,864
35,400 Shin-Etsu Chemical Company, Ltd. 1,058,580
34,200 SKY Perfect JSAT Holdings, Inc. 158,293
3,200 SMC Corporation 1,477,642
1,000 Socionext, Inc. 97,537
72,700 SoftBank Group Corporation 2,977,361
19,800 Sojitz Corporation 411,155
48,500 Sompo Holdings, Inc. 2,101,018
33,800 Sony Group Corporation 2,810,094
190 Star Asia Investment Corporation 71,588
3,000 Starts Corporation, Inc. 56,978
6,500 Sumco Corporation 83,994
16,200 Sumitomo Corporation 318,454
43,200 Sumitomo Dainippon Pharma
Company, Ltd. 131,918
23,000 Sumitomo Mitsui Financial Group,
Inc. 1,108,784
53,900 Sumitomo Mitsui Trust Holdings,
Inc. 2,021,078
900 Sumitomo Osaka Cement
Company, Ltd. 20,951
81,900 Systena Corporation 139,426
4,100 Taikisha, Ltd. 119,309
5,700 Taisho Pharmaceutical Holdings
Company, Ltd. 225,709
20,400 Taiyo Holdings Company, Ltd. 332,703
2,600 Takamatsu Construction Group
Company, Ltd. 47,338
5,200 Takara Standard Company, Ltd. 63,124
154,700 Takeda Pharmaceutical Company,
Ltd. 4,199,293
5,300 Takuma Company, Ltd. 51,419
24,800 Terumo Corporation 678,483
26,600 TIS, Inc. 569,635
46,500 Toagosei Company, Ltd. 426,616
2,100 Tokai Corporation/Gifu 26,543
11,800 Tokio Marine Holdings, Inc. 263,992
11,600 Tokyo Electron, Ltd. 1,532,797
2,300 Tokyo Seimitsu Company, Ltd. 107,514
4,200 Tokyotokeiba Company, Ltd. 108,763
36,100 Tokyu Fudosan Holdings
Corporation 210,330
38,100 TOPPAN Holdings, Inc. 878,734
2,700 Torii Pharmaceutical Company, Ltd. 65,245
7,300 Totetsu Kogyo Company, Ltd. 142,267
1,800 Towa Pharmaceutical Company,
Ltd. 33,088
3,200 Toyo Suisan Kaisha, Ltd. 147,619
471,800 Toyota Motor Corporation 8,253,551
5,100 Transcosmos, Inc. 103,856
11,400 TRE Holdings Corporation 88,987
1,100 Tri Chemical Laboratories, Inc. 23,395

International Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.5%) Value
Japan (18.5%) - continued
22,200 Tsubakimoto Chain Company $ 561,178
200 Tsuruha Holdings, Inc. 14,691
73,500 TV Asahi Holdings Corporation 792,331
28,200 UBE Corporation 434,246
4,900 Universal Entertainment
Corporation 69,895
1,900 UT Group Company, Ltd.
a
23,468
7,100 Valor Holdings Company, Ltd. 111,147
7,000 ValueCommerce Company, Ltd. 58,190
10,800 Wacom Company, Ltd. 37,234
1,600 WDB Holdings Company, Ltd. 22,713
19,100 Yakult Honsha Company, Ltd. 450,090
1,600 Yellow Hat, Ltd. 19,358
12,100 Yuasa Trading Company, Ltd. 330,956
49,400 ZOZO, Inc. 939,328
Total 127,120,864
Jersey (0.6%)
7,495 Experian plc 227,389
311,349 Glencore plc 1,649,164
693,437 Man Group plc 1,854,002
15,818 TP ICAP Group plc 30,288
17,024 WPP plc 146,598
Total 3,907,441
Kuwait (0.1%)
5,088 Boubyan Petrochemicals Company
KSCP 10,075
13,804 HumanSoft Holding Company
KSCC 135,609
6,946 Kuwait Finance House KSCP 15,367
44,499 Mobile Telecommunications
Company KSCP 69,226
98,024 National Bank of Kuwait KSC 277,874
45,100 National Industries Group Holding 25,960
Total 534,111
Luxembourg (1.0%)
5,777 APERAM SA 160,082
37,443 ArcelorMittal SA 828,511
49,636 Aroundtown SA
a
112,169
242,023 B&M European Value Retail SA 1,558,083
9,635 Grand City Properties SA
a
86,157
5,958 Reinet Investments SCA 123,799
122,025 Tenaris SA ADR 3,821,823
Total 6,690,624
Malaysia (0.1%)
4,000 AEON Credit Service (M) Bhd 9,537
90,100 Hong Leong Bank Bhd 366,870
16,900 IOI Corporation Bhd 13,944
3,600 Kuala Lumpur Kepong Bhd 16,618
82,600 Mah Sing Group Bhd 14,231
5,500 MISC Bhd 8,369
4,500 Petronas Dagangan Bhd 21,591
29,700 QL Resources Bhd 34,472
52,066 Sports Toto Bhd 15,845
12,800 Ta Ann Holdings Bhd 9,000
52,900 Tenaga Nasional Bhd 109,919
Total 620,396
Mexico (0.2%)
2,374 America Movil SAB de CV ADR 39,408
Shares Common Stock (94.5%) Value
Mexico (0.2%) - continued
18,300 Arca Continental SAB de CV $ 164,212
40,663 Cemex SAB de CV ADR
a
242,758
4,266 Coca-Cola Femsa SAB de CV ADR 324,301
368 Fomento Economico Mexicano SAB
de CV ADR 41,735
13,730 Grupo Financiero Banorte SAB de
CV ADR 111,224
52,500 Grupo Mexico SAB de CV 218,020
77,500 Megacable Holdings SAB de CV 151,957
7,900 Wal-Mart de Mexico SAB de CV 28,307
Total 1,321,922
Netherlands (4.7%)
3,293 Aalberts NV 102,815
2,506 ASM International NV 1,034,176
17,715 ASML Holding NV 10,648,851
14 BE Semiconductor Industries NV 1,446
2,610 Cementir Holding NV 21,734
20,794 Euronext NV
b
1,450,145
4,643 EXOR NV 398,505
7,082 ForFarmers NV 17,385
2,727 IMCD NV 328,319
201,995 Koninklijke Ahold Delhaize NV 5,981,435
17,966 Koninklijke Vopak NV 605,762
254,095 MFE-MediaForEurope NV 460,930
3,882 NEPI Rockcastle NV 20,966
36,162 QIAGEN NV
a
1,347,690
7,683 Signify NV
b
199,165
222,592 Stellantis NV 4,158,542
79,171 STMicroelectronics NV 3,018,008
52,536 Unilever plc 2,485,182
2,248 Van Lanschot Kempen NV 60,413
669 Wolters Kluwer NV 85,837
Total 32,427,306
New Zealand (0.1%)
17,135 Air New Zealand, Ltd. 6,688
69,813 Contact Energy, Ltd. 316,844
2,724 Xero, Ltd.
a
186,232
Total 509,764
Norway (1.3%)
54,134 Aker Solutions ASA 216,171
758 Atea ASA 7,885
154,981 DNB Bank ASA 2,796,146
33,699 Elkem ASA
b
52,128
90,911 Equinor ASA 3,047,629
27,075 Europris ASA
b
153,457
9,109 Hoegh Autoliners ASA 73,632
21,645 Norsk Hydro ASA 123,435
3,583 Veidekke ASA 30,920
4,289 Wallenius Wilhelmsen ASA 36,046
73,879 Yara International ASA 2,417,464
Total 8,954,913
Philippines (<0.1%)
10,300 Aboitiz Equity Ventures, Inc. 8,315
6,940 Jollibee Foods Corporation 25,087
18,200 SM Investments Corporation 257,226
Total 290,628
Poland (0.1%)
6,654 Asseco Poland SA 121,833

International Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.5%) Value
Poland (0.1%) - continued
2,629 Bank Polska Kasa Opieki SA $ 79,888
178 Budimex SA 19,926
6,956 Orlen SA 110,002
13,646 Powszechna Kasa Oszczednosci
Bank Polski SA
a
141,356
30,791 Powszechny Zaklad Ubezpieczen
SA 348,427
530 Santander Bank Polska SA
a
57,562
Total 878,994
Portugal (0.2%)
24,528 CTT-Correios de Portugal SA 93,561
46,386 EDP - Energias de Portugal SA 194,937
50,150 Galp Energia SGPS SA 754,997
40,348 REN - Redes Energeticas
Nacionais SGPS SA 105,044
Total 1,148,539
Qatar (<0.1%)
32,570 Commercial Bank PSQC 45,854
23,274 Doha Bank QPSC 9,691
18,138 Gulf International Services QSC 13,678
9,983 Gulf Warehousing Company 8,138
95,629 Masraf Al Rayan QSC 55,155
13,769 Ooredoo QPSC 37,401
2,847 Qatar Electricity & Water Company
QSC 12,935
20,949 Qatar Gas Transport Company, Ltd. 20,253
Total 203,105
Russian Federation (<0.1%)
89,225 Gazprom PJSC ADR
a,c
9
3,228 LUKOIL PJSC
c,d
0
3,189 Mechel PJSC ADR
a,c
0
7,840 MMC Norilsk Nickel PJSC ADR
a,c
1
234 Novatek PJSC GDR
a,c
0
361 Polyus PJSC
a,c
0
1 Polyus PJSC GDR
a,c
0
174,130 Sberbank of Russia PJSC
c,d
0
9,280 Sovcomflot OAO
c,d
0
404,300 Surgutneftegas PJSC
c,d
0
35,587 Surgutneftegas PJSC ADR
a,c
4
Total 14
Saudi Arabia (0.3%)
771 Al Masane Al Kobra Mining
Company 10,834
28,446 Al Rajhi Bank 509,199
32,981 Alinma Bank 289,462
1,147 Almarai Company JSC 17,090
2,624 Arab National Bank 16,619
2,658 Dr. Sulaiman Al Habib Medical
Services Group Company 178,534
1,818 Eastern Province Cement Company 17,909
13,273 Fawaz Abdulaziz Al Hokair &
Company
a
68,715
51,818 Jarir Marketing Company 200,001
13,397 Riyad Bank 94,810
2,958 SABIC Agri-Nutrients Company 105,610
5,460 Saudi Arabian Oil Company
b
48,509
1,329 Saudi Aramco Base Oil Company 45,764
2,405 Saudi Basic Industries Corporation 49,421
11,244 Saudi Electricity Company 53,384
Shares Common Stock (94.5%) Value
Saudi Arabia (0.3%) - continued
31,188 Saudi National Bank $ 279,075
4,668 Saudi Public Transport Company
a
20,202
26,745 Saudi Telecom Company 273,979
3,860 Savola Group 37,452
Total 2,316,569
Singapore (1.4%)
42,300 CapitaLand Integrated Commercial
Trust 54,365
518,200 ComfortDelGro Corporation, Ltd. 500,511
219,100 DBS Group Holdings, Ltd. 5,263,512
5,558 Kenon Holdings, Ltd. 101,632
86,900 Singapore Exchange, Ltd. 601,666
25,200 Singapore Technologies
Engineering, Ltd. 69,181
118,500 United Overseas Bank, Ltd. 2,337,377
349,500 Yangzijiang Shipbuilding Holdings,
Ltd. 370,464
200,600 Yanlord Land Group, Ltd.
a
82,887
Total 9,381,595
South Africa (0.2%)
18,510 Absa Group, Ltd. 168,897
32,106 AECI, Ltd. 190,296
16,003 Aspen Pharmacare Holdings, Ltd. 145,360
3,048 Barloworld, Ltd. 12,820
4,336 Coronation Fund Managers, Ltd. 7,028
30,373 DataTec, Ltd. 57,446
26,603 FirstRand, Ltd. 87,702
6,183 Kumba Iron Ore, Ltd. 163,825
37,471 Momentum Metropolitan Holdings 42,161
363 MTN Group, Ltd. 1,772
1,391 Naspers, Ltd.
a
217,136
9,165 Sasol, Ltd. 115,843
16,520 Standard Bank Group 162,111
4,762 Super Group, Ltd. 8,120
10,974 Vukile Property Fund, Ltd. 7,319
Total 1,387,836
South Korea (0.9%)
1,093 AfreecaTV Company, Ltd. 54,425
409 Caregen Company, Ltd. 8,153
188 Chong Kun Dang Pharmaceutical
Corporation 13,210
255 Chongkundang Holdings
Corporation 9,724
911 CJ Corporation 56,825
2,039 Doosan Bobcat, Inc. 58,583
3,063 Green Cross Holdings Corporation 30,756
10,717 GS Holdings Corporation 312,956
688 Hanmi Pharm Company, Ltd. 143,852
5,626 Hanon Systems 28,708
2,345 Hanwha Corporation 38,627
1,229 Huons Global Company, Ltd. 18,293
453 HYBE Company, Ltd.
a
73,777
439 Hyundai Motor Company 32,614
327 Hyundai Motor Company 24,148
1,235 Hyundai Motor Company 155,590
6,052 Kakao Corporation 170,581
5,963 Kia Corporation 340,675
183 Korea Zinc Company, Ltd. 63,596
153 Krafton, Inc.
a
18,625
167 LG Chem, Ltd. 54,733
3,684 Lotte Shopping Company, Ltd. 197,015

International Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.5%) Value
South Korea (0.9%) - continued
1,487 NAVER Corporation $ 207,887
270 NCSoft Corporation 46,647
24,090 NH Investment & Securities
Company, Ltd. 172,832
53 NongShim Company, Ltd. 17,431
2,212 PharmaResearch Company, Ltd. 190,996
1,061 POSCO Holdings, Inc. 324,799
627 Samsung Biologics Company,
Ltd.
a,b
329,618
3,162 Samsung C&T Corporation 250,006
44,855 Samsung Electronics Company,
Ltd. 2,232,652
116 Samsung SDI Company, Ltd. 36,730
8,824 Samsung Securities Corporation,
Ltd. 231,157
4,723 SD Biosensor, Inc. 33,747
2,149 Seoul Semiconductor Company,
Ltd. 16,081
347 SGC Energy Company, Ltd. 6,936
99 SK Biopharmaceuticals Company,
Ltd.
a
5,540
4,045 SK Hynix, Inc. 351,276
1,432 Yuhan Corporation 61,044
Total 6,420,845
Spain (3.0%)
145,431 Acerinox SA 1,416,911
3,979 Aena SME SA
b
577,356
42,382 Amadeus IT Holding SA 2,418,860
5,275 Atresmedia Corporacion de Medios
de Comunicacion SA 19,766
511,848 Banco Bilbao Vizcaya Argentaria
SA 4,026,830
738,838 Banco Santander SA
e
2,717,399
58,437 Cia de Distribucion Integral Logista
Holdings SA 1,434,933
1,387 Global Dominion Access SA
b
4,512
82,932 Industria de Diseno Textil SA
e
2,862,646
1,637 Laboratorios Farmaceuticos ROVI
SA 87,545
4,443 Let's GOWEX SA
a,c,f
0
10,779 Melia Hotels International SA
a
59,969
30,948 Merlin Properties Socimi SA 258,038
325,129 Repsol SA 4,760,588
13,890 Sacyr SA 40,108
1,167 Vidrala SA 86,738
Total 20,772,199
Sweden (2.2%)
44,576 AB Industrivarden, Class A 1,153,423
44,410 AB Industrivarden, Class C 1,145,303
16,457 AcadeMedia AB
b
68,172
10,095 AddLife AB 65,943
11,439 AddTech AB 168,157
4,941 Alleima AB 30,077
34,607 Arjo AB 115,741
158,211 Assa Abloy AB 3,372,280
15,981 Atlas Copco AB, Class A 206,938
1,792 Atrium Ljungberg AB 27,557
15,956 Attendo AB
a,b
50,531
17,762 Betsson AB 178,763
6,947 BioGaia AB 61,986
10,579 Biotage AB 108,067
226 Bravida Holding AB
b
1,414
Shares Common Stock (94.5%) Value
Sweden (2.2%) - continued
1,438 Bufab AB $ 34,187
910 Camurus AB
a
27,274
150,097 Corem Property Group AB 96,897
3,541 Dios Fastigheter AB 19,169
134,494 Granges AB 1,294,875
56,212 Hexagon AB 458,108
69,578 Hexpol AB 617,507
506 Indutrade AB 8,968
65,279 Investor AB, Class B 1,198,333
15,680 Inwido AB 160,233
36 L E Lundbergforetagen AB 1,470
5,886 Lifco AB 107,702
10,754 Lindab International AB 165,713
19,372 NCC AB 198,452
19,827 Nyfosa AB 95,948
7,680 Pandox AB 75,594
11,759 Peab AB 43,834
4,540 Platzer Fastigheter Holding AB 23,793
34,758 SKF AB 563,513
266,691 SSAB AB, Class A 1,597,617
138,611 SSAB AB, Class B 804,158
8,950 Svolder AB 40,073
6,557 Sweco AB 60,456
9,119 Swedbank AB 149,764
10,236 Trelleborg AB 258,859
454 Troax Group AB 7,277
4,836 Vitrolife AB 63,048
10,529 Volvo AB, Class B 208,634
Total 15,135,808
Switzerland (6.1%)
54,880 ABB, Ltd. 1,843,843
3,706 Alcon, Inc. 265,261
44 Bucher Industries AG 15,707
476 Burckhardt Compression Holding
AG 241,294
2,048 Cembra Money Bank AG 141,210
6,961 Coca-Cola HBC AG 180,719
10,149 Compagnie Financiere Richemont
SA 1,197,334
527 DKSH Holding AG 32,269
3,043 Galenica AG
b
229,895
71,734 Holcim AG 4,435,153
611 Huber+Suhner AG 41,842
16 LEM Holding SA 32,364
82 Lindt & Spruengli AG 907,840
76,754 Nestle SA 8,277,058
140,419 Novartis AG 13,145,966
1,467 Partners Group Holding AG 1,553,353
18,309 PSP Swiss Property AG 2,252,725
8,126 Roche Holding AG, Participation
Certificates 2,094,149
27,492 Sandoz Group AG
a
714,765
8,754 Schindler Holding AG, Participation
Certificates 1,771,134
482 Siegfried Holding AG 382,235
152 Sika AG 36,375
4,560 Swiss Prime Site AG 423,843
3,005 Tecan Group AG 864,840
8,537 Temenos AG 615,053
883 u-blox Holding AG 83,524
869 Vontobel Holding AG 50,835

International Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.5%) Value
Switzerland (6.1%) - continued
225 Zehnder Group AG $ 11,625
Total 41,842,211
Taiwan (1.4%)
11,222 ASE Technology Holding Company,
Ltd. ADR 83,604
67,000 Asia Cement Corporation 82,737
7,000 Asustek Computer, Inc. 73,396
195,000 Capital Securities Corporation 85,950
66,000 Cathay Financial Holding
Company, Ltd. 89,565
201,000 Cheng Shin Rubber Industry
Company, Ltd. 274,675
3,000 Chicony Power Technology
Company, Ltd. 10,386
8,000 China Steel Chemical Corporation 29,420
75,000 China Steel Corporation 55,954
112,000 Chipbond Technology Corporation 235,258
892 Chunghwa Telecom Company, Ltd.
ADR 31,782
22,000 Delta Electronics, Inc. 198,262
26,000 Elan Microelectronics Corporation 115,903
33,000 Everlight Electronics Company, Ltd. 45,214
67,000 Feng Hsin Steel Company, Ltd. 130,085
11,000 Getac Holdings Corporation 24,666
4,000 Global Mixed Mode Technology,
Inc. 30,786
2,000 Grape King Bio, Ltd. 9,141
1,060 Hotai Motor Company, Ltd. 19,779
16,000 MediaTek, Inc. 417,590
42,000 Micro-Star International Company,
Ltd. 215,012
176,000 Nan Ya Plastics Corporation 336,745
40,000 Novatek Microelectronics
Corporation 563,323
111,000 Pou Chen Corporation 98,941
27,000 Powertech Technology, Inc. 87,718
8,000 President Chain Store Corporation 63,635
72,000 Quanta Computer, Inc. 425,110
24,000 Radiant Opto-Electronics
Corporation 91,992
41,000 Realtek Semiconductor Corporation 510,978
22,000 Sigurd Microelectronics
Corporation 40,394
5,100 SinoPac Financial Holdings
Company, Ltd. 2,813
16,000 Systex Corporation 49,563
94,244 Taichung Commercial Bank
Company, Ltd. 42,778
251,400 Taiwan Cooperative Financial
Holding Company, Ltd. 195,229
6,000 Taiwan Fertilizer Company, Ltd. 10,993
246,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 4,027,926
47,762 Topco Scientific Company, Ltd. 249,552
4,000 TTY Biopharm Company, Ltd. 10,350
121,000 Uni-President Enterprises
Corporation 253,852
20,000 USI Corporation 11,904
572,599 Yuanta Financial Holding Company,
Ltd. 430,203
Total 9,763,164
Shares Common Stock (94.5%) Value
Thailand (0.1%)
35,200 Bangchak Corporation pcl NVDR $ 40,427
340,100 Krung Thai Bank pcl NVDR 177,826
412,600 Land and Houses pcl NVDR 86,673
Total 304,926
Turkey (0.1%)
17,594 BIM Birlesik Magazalar AS 168,986
36,110 KOC Holding AS 174,667
26,232 Turk Hava Yollari Anonim Ortakligi
a
201,284
Total 544,937
United Arab Emirates (0.2%)
9,685 Abu Dhabi Commercial Bank PJSC 21,173
11,827 Abu Dhabi Islamic Bank PJSC 33,166
184,592 Deyaar Development PJSC
a
29,590
182,219 Dubai Islamic Bank PJSC 267,897
225,619 Emaar Properties PJSC 411,029
37,134 Emirates Central Cooling Systems
Corporation 18,097
86,529 Emirates NBD Bank PJSC 399,310
Total 1,180,262
United Kingdom (10.6%)
62,631 AstraZeneca plc 7,841,641
433,119 Auto Trader Group plc
b
3,276,224
11,453 Babcock International Group plc
a
54,494
54,681 Balfour Beatty plc 205,501
412,326 Barclays plc 661,804
10,747 Bellway plc 273,498
5,532 Berkeley Group Holdings plc 271,935
1,493 Big Yellow Group plc 17,364
2,912 Bodycote plc 20,316
611,358 BP plc 3,732,966
16,176 Breedon Group plc 61,441
13,809 Britvic plc 140,651
10,519 Bunzl plc 375,278
23,887 Burberry Group plc 492,313
3,771 Bytes Technology Group plc 22,572
4,534 Central Asia Metals plc 9,027
14,978 Coca-Cola European Partners plc 876,363
72,005 Compass Group plc 1,815,347
7,525 Computacenter plc 235,364
105,716 Diageo plc 3,997,761
18,655 Domino's Pizza Group plc 77,840
39,138 DS Smith plc 135,749
52,744 Evraz plc
a,c
6
27,974 FirstGroup plc 53,833
8,475 Future plc 91,509
275 Games Workshop Group plc 33,064
3,002 Genus plc 78,091
3,993 Greggs plc 115,023
113,580 GSK plc 2,024,766
133,405 Halma plc 3,000,064
23,167 Harbour Energy plc 71,606
15,958 Hays plc 18,701
10,855 Hikma Pharmaceuticals plc 251,506
22,502 Howden Joinery Group plc 174,753
958,810 HSBC Holdings plc 6,923,021
150,067 IG Group Holdings plc 1,165,811
3,023 IMI plc 53,988
161,429 Imperial Brands plc 3,439,117
25,534 Inchcape plc 207,017
49,103 InterContinental Hotels Group plc 3,479,567
1,866 Intermediate Capital Group plc 29,709

International Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.5%) Value
United Kingdom (10.6%) - continued
7,749 J D Wetherspoon plc
a
$ 59,525
8,256 Jet2 plc 100,895
9,088 Lancashire Holdings, Ltd. 62,741
930 Liontrust Asset Management plc 6,343
90,579 Marks & Spencer Group plc
a
239,182
17,474 Mondi plc 282,651
141,794 Moneysupermarket.com Group plc 447,458
4,123 Morgan Sindall Group plc 94,213
25,818 Next plc 2,164,646
23,546 PageGroup plc 107,904
37,751 Paragon Banking Group plc 203,544
71,972 Pets at Home Group plc 245,639
899 Playtech plc
a
4,290
46,242 Redde Northgate plc 188,848
13,582 Redrow plc 80,329
160,213 RELX plc 5,595,878
113,116 Rightmove plc 652,299
50,793 Rio Tinto plc 3,240,622
46,843 Rotork plc 167,507
3,050 RS Group plc 25,170
5,028 Safestore Holdings plc 41,841
155,643 Serco Group plc 270,522
330,944 Shell plc 10,665,291
11,614 Spectris plc 438,858
360 Spirax-Sarco Engineering plc 35,933
47,938 SSP Group plc
a
104,879
34,942 Standard Chartered plc 267,912
242,542 Tesco plc 795,917
2,136 Tritax Big Box REIT plc 3,556
28,064 Virgin Money UK plc 50,201
11,221 Watches of Switzerland Group plc
a,b
68,511
9,257 Whitbread plc 375,354
39,556 Wickes Group plc 61,725
9,227 YouGov plc 95,327
1,495 Young & Company's Brewery plc 18,898
Total 73,071,010
United States (0.1%)
10,397 Yum China Holding, Inc. 546,466
Total 546,466
Virgin Islands, British (<0.1%)
2,348 VK IPJSC GDR
a,c
0
Total 0
Total Common Stock
(cost $630,432,367) 648,758,576
Shares
Collateral Held for Securities
Loaned ( 0.8% )
5,685,400 Thrivent Cash Management Trust 5,685,400
Total Collateral Held for
Securities Loaned
(cost $5,685,400) 5,685,400
Principal
Amount Long-Term Fixed Income ( 0.2% )
Venezuela (0.2%)
Petroleos de Venezuela SA
$ 5,360,000 6.000%,  10/28/2022
g
509,200
3,250,000 6.000%,  5/16/2024
g
412,750
637,000 6.000%,  11/15/2026
g
79,307
680,000 5.375%,  4/12/2027
g
90,440
Principal
Amount Long-Term Fixed Income (0.2%) Value
Venezuela (0.2%) - continued
$ 70,000 5.500%,  4/12/2037
g
$ 8,864
Total 1,100,561
Total Long-Term Fixed Income
(cost $3,822,422) 1,100,561
Shares Preferred Stock ( <0.1% )
Brazil (<0.1%)
15,700 Companhia de Saneamento do
Parana 13,577
Total 13,577
Germany (<0.1%)
2,343 Bayerische Motoren Werke AG 199,225
Total 199,225
Russian Federation (<0.1%)
90 Transneft PJSC
c,d
0
Total 0
South Korea (0.1%)
11,317 Samsung Electronics Company,
Ltd. 451,828
Total 451,828
Total Preferred Stock
(cost $894,702) 664,630
Shares or
Principal
Amount Short-Term Investments ( 4.6% )
Federal Home Loan Bank Discount
Notes
100,000 5.284%,  11/15/2023
h,i
99,800
600,000 5.300%,  12/6/2023
h
596,995
300,000 5.315%,  12/13/2023
h,i
298,198
600,000 5.315%,  12/15/2023
h
596,225
100,000 5.305%,  1/16/2024
h,i
98,913
1,800,000 5.350%,  1/17/2024
h,i
1,780,172
Thrivent Core Short-Term Reserve
Fund
2,827,762 5.690% 28,277,619
Total Short-Term Investments
(cost $31,746,846) 31,747,922
Total Investments (cost
$672,581,737) 100.2% $687,957,089
Other Assets and Liabilities,
Net (0.2%) (1,097,862)
Total Net Assets 100.0% $686,859,227

International Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2023, the value of these investments was $10,890,049 or
1.6% of total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e All or a portion of the security is on loan.
f In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
g Defaulted security.  Interest is not being accrued.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Fund as of October 31, 2023:
Securities Lending Transactions
Common Stock $ 5,273,579
Total lending $5,273,579
Gross amount payable upon return of
collateral for securities loaned $5,685,400
Net amounts due to counterparty $411,821
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Borhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $54,502,924
Gross unrealized depreciation (46,584,456)
Net unrealized appreciation (depreciation) $7,918,468
Cost for federal income tax purposes $678,268,929

International Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing International Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 30,729,866 1,249,481 29,480,385 0
Consumer Discretionary 79,378,456 1,995,334 77,383,122 –
Consumer Staples^ 41,530,783 1,242,399 40,288,384 0
Energy^ 42,138,320 4,247,373 37,890,934 13
Financials^ 118,737,992 300,813 118,437,179 0
Health Care 83,384,362 174,418 83,209,944 –
Industrials 95,086,053 – 95,086,053 –
Information Technology 71,168,559 3,885,198 67,283,361 –
Materials^ 55,181,047 1,703,295 53,477,745 7
Real Estate 11,781,633 224,548 11,539,563 17,522
Utilities 19,641,505 63,331 19,578,174 –
Long-Term Fixed Income
Energy 1,100,561 – 1,100,561 –
Preferred Stock
Consumer Discretionary 199,225 – 199,225 –
Energy^ – – – 0
Information Technology 451,828 – 451,828 –
Utilities 13,577 – 13,577 –
Short-Term Investments 3,470,303 – 3,470,303 –
Subtotal Investments in Securities $653,994,070 $15,086,190 $638,890,338 $17,542
Other Investments  * Total
Affiliated Short-Term Investments 28,277,619
Collateral Held for Securities Loaned 5,685,400
Subtotal Other Investments $33,963,019
Total Investments at Value $687,957,089
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of October 31, 2023, in valuing International Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 1,769,692 1,769,692 – –
Total Liability Derivatives $1,769,692 $1,769,692 $– $–
The following table presents International Allocation Fund's futures contracts held as of October 31, 2023. Investments and/or cash totaling
$1,584,794 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 363 December 2023 $ 37,484,900 ( $ 1,654,985)
ICE US mini MSCI Emerging Markets Index 38 December 2023 1,861,187 (114,707)
Total Futures Long Contracts $ 39,346,087 ( $ 1,769,692)
Total Futures Contracts $ 39,346,087 ($1,769,692)

International Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2023, for International Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,769,692
Total Equity Contracts 1,769,692
Total Liability Derivatives $1,769,692
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2023, for
International Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 4,506,717
Total Equity Contracts 4,506,717
Total $4,506,717
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2023, for International Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,568,274
Total Equity Contracts 1,568,274
Total $1,568,274
The following table presents International Allocation Fund's average volume of derivative activity during the period ended October 31, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $49,213,804

International Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $54,447 $301,206 $327,375 $28,278 2,828 4.1%
Total Affiliated Short-Term Investments 54,447 28,278 4.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,936 67,430 66,681 5,685 5,685 0.8
Total Collateral Held for Securities Loaned 4,936 5,685 0.8
Total Value $59,383 $33,963
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $67 ($67) $– $2,037
Total Income/Non Cash Income from Affiliated Investments $2,037
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 125
Total Affiliated Income from Securities Loaned, Net $125
Total $67 ($67) $–

Large Cap Growth Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.6% ) Value
Communications Services (11.7%)
1,157,942 Alphabet, Inc., Class C
a
$ 145,090,132
250,474 Meta Platforms, Inc.
a
75,460,302
69,727 Netflix, Inc.
a
28,705,909
Total 249,256,343
Consumer Discretionary (14.6%)
1,186,805 Amazon.com, Inc.
a
157,951,877
66,807 Domino's Pizza, Inc. 22,646,905
182,217 Home Depot, Inc. 51,875,358
100,548 McDonald's Corporation 26,360,669
260,138 Tesla, Inc.
a
52,246,116
Total 311,080,925
Consumer Staples (3.2%)
275,015 BJ's Wholesale Club Holdings,
Inc.
a
18,734,022
417,519 US Foods Holding Corporation
a
16,258,190
204,623 Walmart, Inc. 33,437,444
Total 68,429,656
Energy (2.4%)
605,696 Halliburton Company 23,828,081
111,563 Pioneer Natural Resources
Company 26,663,557
Total 50,491,638
Financials (9.7%)
178,345 American Express Company 26,043,721
69,160 Ameriprise Financial, Inc. 21,755,661
55,060 FactSet Research Systems, Inc. 23,779,864
227,364 Intercontinental Exchange, Inc. 24,427,988
177,363 J.P. Morgan Chase & Company 24,664,099
101,501 Mastercard, Inc. 38,199,901
570,214 PayPal Holdings, Inc.
a
29,537,085
207,096 Raymond James Financial, Inc. 19,765,242
Total 208,173,561
Health Care (13.0%)
112,809 Amgen, Inc. 28,845,261
162,048 Danaher Corporation 31,116,457
101,592 Intuitive Surgical, Inc.
a
26,639,454
105,947 Laboratory Corporation of America
Holdings 21,160,794
328,238 Medtronic plc 23,160,473
74,219 Molina Healthcare, Inc.
a
24,711,216
357,417 Novo Nordisk AS ADR 34,515,760
106,751 UnitedHealth Group, Inc. 57,171,566
199,315 Zoetis, Inc. 31,292,455
Total 278,613,436
Industrials (6.1%)
477,400 Fastenal Company 27,851,516
53,092 Northrop Grumman Corporation 25,029,161
49,270 Parker-Hannifin Corporation 18,176,196
813,288 Uber Technologies, Inc.
a
35,199,105
163,992 United Parcel Service, Inc. 23,163,870
Total 129,419,848
Information Technology (34.5%)
79,159 Adobe, Inc.
a
42,117,338
411,060 Advanced Micro Devices, Inc.
a
40,489,410
473,964 Apple, Inc. 80,938,832
Shares Common Stock (97.6%) Value
Information Technology (34.5%) - continued
188,813 Applied Materials, Inc. $ 24,989,401
688,655 Cisco Systems, Inc. 35,899,585
278,207 Fortinet, Inc.
a
15,905,094
684,140 Microsoft Corporation 231,314,575
279,636 NVIDIA Corporation 114,035,561
354,357 QUALCOMM, Inc. 38,621,369
177,738 Salesforce, Inc.
a
35,695,123
92,912 ServiceNow, Inc.
a
54,060,847
61,321 Tyler Technologies, Inc.
a
22,866,601
Total 736,933,736
Materials (1.2%)
175,406 Nucor Corporation 25,923,253
Total 25,923,253
Real Estate (1.2%)
124,895 SBA Communications Corporation 26,056,844
Total 26,056,844
Total Common Stock
(cost $1,537,198,343) 2,084,379,240
Shares Short-Term Investments ( 2.4% ) Value
Thrivent Core Short-Term Reserve
Fund
5,066,392 5.690% 50,663,916
Total Short-Term Investments
(cost $50,644,627) 50,663,916
Total Investments (cost
$1,587,842,970) 100.0% $2,135,043,156
Other Assets and Liabilities, Net
(<0.1%) (660,316)
Total Net Assets 100.0% $2,134,382,840
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $606,956,648
Gross unrealized depreciation (69,818,585)
Net unrealized appreciation (depreciation) $537,138,063
Cost for federal income tax purposes $1,597,905,093

Large Cap Growth Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 249,256,343 249,256,343 – –
Consumer Discretionary 311,080,925 311,080,925 – –
Consumer Staples 68,429,656 68,429,656 – –
Energy 50,491,638 50,491,638 – –
Financials 208,173,561 208,173,561 – –
Health Care 278,613,436 278,613,436 – –
Industrials 129,419,848 129,419,848 – –
Information Technology 736,933,736 736,933,736 – –
Materials 25,923,253 25,923,253 – –
Real Estate 26,056,844 26,056,844 – –
Subtotal Investments in Securities $2,084,379,240 $2,084,379,240 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 50,663,916
Subtotal Other Investments $50,663,916
Total Investments at Value $2,135,043,156
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $41,567 $295,522 $286,425 $50,664 5,066 2.4%
Total Affiliated Short-Term Investments 41,567 50,664 2.4
Total Value $41,567 $50,664
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $– $– $– $2,459
Total Income/Non Cash Income from Affiliated Investments $2,459
Total $– $– $–

Large Cap Value Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.3% ) Value
Communications Services (8.2%)
364,324 Alphabet, Inc., Class C
a
$ 45,649,797
727,387 Comcast Corporation 30,033,809
104,999 Meta Platforms, Inc.
a
31,633,049
1,061,198 Verizon Communications, Inc. 37,279,886
1,249,079 Warner Brothers Discovery, Inc.
a
12,415,845
Total 157,012,386
Consumer Discretionary (6.0%)
191,271 Aptiv plc
a
16,678,831
8,250 Booking Holdings, Inc.
a
23,013,870
168,886 D.R. Horton, Inc. 17,631,699
183,744 Lowe's Companies, Inc. 35,016,094
266,004 Sony Group Corporation ADR 22,091,632
Total 114,432,126
Consumer Staples (8.3%)
1,731,911 Coty, Inc.
a
16,228,006
762,147 Kenvue, Inc. 14,175,934
270,025 Lamb Weston Holdings, Inc. 24,248,245
438,167 Philip Morris International, Inc. 39,066,970
335,720 Sysco Corporation 22,322,023
259,041 Walmart, Inc. 42,329,890
Total 158,371,068
Energy (10.0%)
526,865 BP plc ADR 19,272,722
350,240 ConocoPhillips 41,608,512
287,475 Devon Energy Corporation 13,387,711
1,038,822 Enterprise Products Partners, LP 27,050,925
347,170 Exxon Mobil Corporation 36,747,944
299,524 Halliburton Company 11,783,274
146,341 Marathon Petroleum Corporation 22,134,076
79,768 Pioneer Natural Resources
Company 19,064,552
Total 191,049,716
Financials (18.9%)
98,036 Allstate Corporation 12,561,353
384,769 American International Group, Inc. 23,590,187
1,183,147 Bank of America Corporation 31,164,092
566,785 Bank of New York Mellon
Corporation 24,088,362
147,957 Capital One Financial Corporation 14,986,565
336,486 Charles Schwab Corporation 17,510,731
109,396 Chubb, Ltd. 23,478,570
363,699 Comerica, Inc. 14,329,741
134,698 Discover Financial Services 11,056,012
174,930 Intercontinental Exchange, Inc. 18,794,479
307,406 J.P. Morgan Chase & Company 42,747,878
136,050 M&T Bank Corporation 15,339,638
321,775 MetLife, Inc. 19,309,718
179,392 Morgan Stanley 12,704,541
265,484 PayPal Holdings, Inc.
a
13,752,071
205,079 Raymond James Financial, Inc. 19,572,740
1,131,520 Wells Fargo & Company 45,000,550
Total 359,987,228
Health Care (14.8%)
175,386 AstraZeneca plc ADR 11,089,656
835,753 Avantor, Inc.
a
14,567,175
71,676 Biogen, Inc.
a
17,025,917
101,344 Cigna Group 31,335,565
186,891 CVS Health Corporation 12,897,348
Shares Common Stock (99.3%) Value
Health Care (14.8%) - continued
69,457 Elevance Health, Inc. $ 31,261,901
376,387 Gilead Sciences, Inc. 29,561,435
75,721 HCA Healthcare, Inc. 17,123,547
166,926 Johnson & Johnson 24,761,803
96,358 Laboratory Corporation of America
Holdings 19,245,583
347,390 Merck & Company, Inc. 35,676,953
608,007 Pfizer, Inc. 18,580,694
181,278 Zimmer Biomet Holdings, Inc. 18,927,236
Total 282,054,813
Industrials (11.6%)
51,091 Carlisle Companies, Inc. 12,981,712
1,531,825 CNH Industrial NV 16,819,438
554,360 CSX Corporation 16,547,646
554,600 Delta Air Lines, Inc. 17,331,250
429,530 Flowserve Corporation 15,772,342
121,250 General Dynamics Corporation 29,258,837
141,191 Honeywell International, Inc. 25,874,663
67,165 JB Hunt Transport Services, Inc. 11,543,649
115,236 L3Harris Technologies, Inc. 20,674,491
48,164 Parker-Hannifin Corporation 17,768,181
189,822 United Parcel Service, Inc. 26,812,357
23,289 United Rentals, Inc. 9,461,622
Total 220,846,188
Information Technology (10.1%)
1,068,408 Cisco Systems, Inc. 55,696,109
116,675 Crane NXT Company 6,067,100
127,838 Microsoft Corporation 43,223,306
323,170 QUALCOMM, Inc. 35,222,298
719,763 Samsung Electronics Company,
Ltd. 35,826,116
120,350 Texas Instruments, Inc. 17,090,904
Total 193,125,833
Materials (4.1%)
706,549 Axalta Coating Systems, Ltd.
a
18,532,780
303,395 CF Industries Holdings, Inc. 24,204,853
201,020 Eastman Chemical Company 15,022,225
137,438 Nucor Corporation 20,311,962
Total 78,071,820
Real Estate (2.7%)
51,742 AvalonBay Communities, Inc. 8,575,719
133,168 CBRE Group, Inc.
a
9,233,869
1,095,282 Healthcare Realty Trust, Inc. 15,717,297
1,138,468 Host Hotels & Resorts, Inc. 17,623,485
Total 51,150,370
Utilities (4.6%)
294,256 Constellation Energy Corporation 33,227,387
255,167 Duke Energy Corporation 22,681,795
157,762 Entergy Corporation 15,080,470
278,322 Public Service Enterprise Group,
Inc. 17,158,551
Total 88,148,203
Total Common Stock
(cost $1,529,480,613) 1,894,249,751

Large Cap Value Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments ( 0.6% ) Value
Thrivent Core Short-Term Reserve
Fund
1,141,138 5.690% $ 11,411,376
Total Short-Term Investments
(cost $11,388,786) 11,411,376
Total Investments (cost
$1,540,869,399) 99.9% $1,905,661,127
Other Assets and Liabilities, Net
0.1% 2,293,334
Total Net Assets 100.0% $1,907,954,461
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $484,743,873
Gross unrealized depreciation (109,724,682)
Net unrealized appreciation (depreciation) $375,019,191
Cost for federal income tax purposes $1,530,641,936
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 157,012,386 157,012,386 – –
Consumer Discretionary 114,432,126 114,432,126 – –
Consumer Staples 158,371,068 158,371,068 – –
Energy 191,049,716 191,049,716 – –
Financials 359,987,228 359,987,228 – –
Health Care 282,054,813 282,054,813 – –
Industrials 220,846,188 220,846,188 – –
Information Technology 193,125,833 157,299,717 35,826,116 –
Materials 78,071,820 78,071,820 – –
Real Estate 51,150,370 51,150,370 – –
Utilities 88,148,203 88,148,203 – –
Subtotal Investments in Securities $1,894,249,751 $1,858,423,635 $35,826,116 $–
Other Investments  * Total
Affiliated Short-Term Investments 11,411,376
Subtotal Other Investments $11,411,376
Total Investments at Value $1,905,661,127
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $23,279 $192,867 $ 204,735 $11,411 1,141 0.6%
Total Affiliated Short-Term Investments 23,279 11,411 0.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 32,174 32,174 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $23,279 $11,411
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $0 ($0) $– $1,870
Total Income/Non Cash Income from Affiliated Investments $1,870
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total $0 ($0) $–

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Asset-Backed Securities (17.1%)
510 Asset Backed Trust
$ 3,734,642
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
$ 3,453,050
2,841,734
2.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b
2,651,654
ACHV ABS Trust
85,902
6.420%,  3/18/2030, Ser.
2023-1PL, Class A
a
85,897
798,121
6.420%,  5/20/2030, Ser.
2023-2PL, Class A
a
798,161
649,846
6.600%,  8/19/2030, Ser.
2023-3PL, Class A
a
649,672
Affirm Asset Securitization Trust
298,965
1.750%,  2/15/2027, Ser.
2022-X1, Class A
a
293,313
4,000,000
4.300%,  5/17/2027, Ser.
2022-A, Class A
a
3,907,108
2,500,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
2,500,918
Americredit Automobile
Receivables Trust
4,565,456
5.840%,  10/19/2026, Ser.
2023-1, Class A2A 4,554,587
AMSR Trust
6,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
5,287,958
Ares XL CLO, Ltd.
9,000,000
7.056%,  (TSFR3M +
1.662%), 1/15/2029, Ser.
2016-40A, Class A3RR
a,c
8,883,792
Avant Credit Card Master Trust
10,500,000
1.370%,  4/15/2027, Ser.
2021-1A, Class A
a
9,821,472
Bankers Healthcare Group
Securitization Trust
1,797,741
5.280%,  10/17/2035, Ser.
2022-C, Class A
a
1,784,065
BHG Securitization Trust
2,278,090
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
2,194,990
BRAVO Residential Funding Trust
3,594,112
6.071%,  (SOFR30A +
0.750%), 11/27/2023, Ser.
2021-HE2, Class A1
a,c
3,526,083
CarVal CLO VII-C, Ltd.
3,250,000
7.616%,  (TSFR3M +
2.200%), 1/20/2035, Ser.
2023-1A, Class A1
a,c
3,258,655
Cascade Funding Mortgage Trust
2,872,897
0.898%,  6/25/2036, Ser.
2021-HB6, Class A
a,c
2,783,113
1,340,986
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
1,261,687
Cascade Funding Mortgage Trust,
LLC
874,894
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,c
866,216
1,383,749
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,c
1,324,541
CIM Trust
2,438,441
2.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,b
2,347,202
Principal
Amount Long-Term Fixed Income (98.8%) Value
Asset-Backed Securities (17.1%) - continued
Commonbond Student Loan Trust
$ 192,122
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
$ 177,361
495,264
5.939%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
482,690
DT Auto Owner Trust
1,862,049
5.880%,  4/15/2027, Ser.
2023-2A, Class A
a
1,857,121
Education Funding Trust
1,411,060
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
1,271,302
Elmwood CLO 18, Ltd.
3,500,000
7.053%,  (TSFR3M +
1.650%), 7/17/2033, Ser.
2022-5A, Class AR
a,c
3,499,857
FirstKey Homes Trust
1,000,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
907,061
Flatiron CLO, Ltd.
4,000,000
7.076%,  (TSFR3M +
1.712%), 5/15/2030, Ser.
2017-1A, Class BR
a,c
3,951,220
Foundation Finance Trust
1,447,001
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
1,258,963
4,500,000
6.530%,  6/15/2049, Ser.
2023-2A, Class A
a
4,494,324
Galaxy XXIII CLO, Ltd.
6,000,000
7.010%,  (TSFR3M +
1.612%), 4/24/2029, Ser.
2017-23A, Class B1R
a,c
5,911,464
Genesis Sales Finance Master
Trust
10,000,000
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
9,491,615
GMAC Mortgage Corporation
Loan Trust
16,175
5.939%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
9,043
GSAA Home Equity Trust
458,646
7.389%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
c
491,772
920,881
4.467%,  8/25/2034, Ser.
2004-10, Class M2
b,c
778,850
Marlette Funding Trust
3,859,313
6.070%,  4/15/2033, Ser.
2023-1A, Class A
a
3,846,398
Mercury Financial Credit Card
Master Trust
4,000,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
a
3,848,534
National Collegiate Trust
591,304
5.734%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
571,944
Navient Student Loan Trust
2,061,925
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
1,889,625

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Asset-Backed Securities (17.1%) - continued
Oak Street Investment
$ 2,467,754
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
$ 2,187,435
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,133,235
OZLM VIII, Ltd.
4,000,000
7.314%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
3,952,296
Pagaya AI Debt Trust
1,170,518
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
1,173,079
Pagaya AI Technology in Housing
Trust
4,000,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
3,771,168
Palmer Square Loan Funding, Ltd.
6,250,000
6.955%,  (TSFR3M +
1.700%), 7/20/2031, Ser.
2023-1A, Class A1
a,c
6,239,775
Park Blue CLO 2022-II, Ltd.
4,000,000
7.966%,  (TSFR3M +
2.550%), 1/20/2035, Ser.
2022-2A, Class A1
a,c
4,017,172
PPM CLO 6, Ltd.
5,692,424
7.866%,  (TSFR3M +
2.450%), 1/20/2031, Ser.
2022-6A, Class A
a,c
5,697,223
Preston Ridge Partners Mortgage
Trust, LLC
2,278,751
2.115%,  1/25/2026, Ser.
2021-1, Class A1
a,c
2,183,279
Pretium Mortgage Credit Partners,
LLC
1,979,043
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
a,b
1,914,282
3,833,959
1.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,b
3,517,223
1,275,921
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
1,230,938
Progress Residential Trust
2,996,299
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
2,801,987
3,982,745
1.524%,  7/17/2038, Ser.
2021-SFR6, Class A
a
3,509,186
Santander Drive Auto Receivables
Trust
1,502,484
5.870%,  3/16/2026, Ser.
2023-2, Class A2 1,499,336
2,238,363
5.360%,  5/15/2026, Ser.
2023-1, Class A2 2,234,707
5,000,000
6.310%,  7/15/2027, Ser.
2023-5, Class A2 4,999,169
SFS Auto Receivables
Securitization Trust
1,590,000
5.890%,  3/22/2027, Ser.
2023-1A, Class A2A
a
1,586,024
Sound Point CLO XIV, Ltd.
2,737,775
7.174%,  (TSFR3M +
1.762%), 1/23/2029, Ser.
2016-3A, Class B1R
a,c
2,736,513
Principal
Amount Long-Term Fixed Income (98.8%) Value
Asset-Backed Securities (17.1%) - continued
$ 9,250,000
7.724%,  (TSFR3M +
2.312%), 1/23/2029, Ser.
2016-3A, Class CR
a,c
$ 9,251,240
Sound Point CLO XV, Ltd.
9,000,000
7.174%,  (TSFR3M +
1.762%), 1/23/2029, Ser.
2017-1A, Class BR
a,c
8,920,791
Terwin Mortgage Trust
1,049,107
5.111%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,c
1,012,774
Tesla Auto Lease Trust
2,750,000
0.910%,  9/22/2025, Ser.
2021-B, Class B
a
2,650,409
5,300,000
6.130%,  9/21/2026, Ser.
2023-B, Class A3
a
5,293,589
Towd Point Asset Trust
2,437,101
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
2,218,568
Tricon Residential Trust
4,750,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
4,223,091
Upstart Securitization Trust
2,521,077
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
2,514,735
VCAT Asset Securitization, LLC
1,191,491
2.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,b
1,161,721
Vericrest Opportunity Loan
Transferee
2,381,353
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,b
2,239,210
2,612,399
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
2,427,040
2,141,420
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
1,991,390
3,804,592
1.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,b
3,512,384
Veridian Auto Receivables Trust
2,940,358
5.970%,  8/17/2026, Ser.
2023-1A, Class A2
a
2,931,643
Wind River CLO, Ltd.
5,000,000
7.277%,  (TSFR3M +
1.862%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,c
4,942,625
Total 220,648,515
Basic Materials (1.5%)
Anglo American Capital plc
1,860,000 4.875%,  5/14/2025
a
1,824,275
EIDP, Inc.
1,543,000 4.500%,  5/15/2026 1,498,183
FMC Corporation
1,575,000 5.150%,  5/18/2026 1,520,636
Freeport-McMoRan, Inc.
3,700,000 4.550%,  11/14/2024 3,620,946
Glencore Funding, LLC
2,000,000 4.625%,  4/29/2024
a
1,984,707
2,525,000 6.125%,  10/6/2028
a
2,503,134
LYB International Finance III, LLC
1,374,000 1.250%,  10/1/2025 1,253,478

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Basic Materials (1.5%) - continued
Nucor Corporation
$ 950,000 2.000%,  6/1/2025 $ 894,053
Steel Dynamics, Inc.
925,000 2.400%,  6/15/2025 871,084
Syngenta Finance NV
3,352,000 4.892%,  4/24/2025
a
3,275,010
Total 19,245,506
Capital Goods (2.0%)
Amphenol Corporation
2,000,000 4.750%,  3/30/2026 1,953,927
Boeing Company
4,500,000 4.875%,  5/1/2025 4,420,785
2,500,000 2.196%,  2/4/2026 2,297,078
Howmet Aerospace, Inc.
1,700,000 6.875%,  5/1/2025 1,705,924
1,900,000 3.000%,  1/15/2029 1,603,726
Huntington Ingalls Industries, Inc.
800,000 3.844%,  5/1/2025 774,265
Ingersoll Rand, Inc.
500,000 5.400%,  8/14/2028 487,195
John Deere Capital Corporation
1,900,000 4.950%,  7/14/2028 1,853,310
Otis Worldwide Corporation
2,375,000 2.056%,  4/5/2025 2,250,672
Regal Rexnord Corporation
1,650,000 6.050%,  2/15/2026
a
1,622,948
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,216,015
1,750,000 0.875%,  11/15/2025 1,587,886
Textron, Inc.
2,000,000 3.875%,  3/1/2025 1,943,728
Veralto Corporation
1,900,000 5.500%,  9/18/2026
a
1,880,886
Total 25,598,345
Collateralized Mortgage Obligations (9.4%)
A&D Mortgage Trust
3,930,047
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,b
3,903,863
Angel Oak Mortgage Trust
5,755,175
3.085%,  12/25/2066, Ser.
2022-1, Class A2
a,c
4,680,063
Banc of America Funding Trust
269,183
4.115%,  1/25/2035, Ser.
2004-D, Class 4A1
c
262,983
557,956
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 497,470
Bear Stearns Adjustable Rate
Mortgage Trust
78,958
7.670%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
72,175
CAFL Issuer, LLC
4,650,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
4,313,851
Cascade Funding Mortgage Trust
892,079
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,c
877,864
Principal
Amount Long-Term Fixed Income (98.8%) Value
Collateralized Mortgage Obligations (9.4%) -
continued
Chase Mortgage Finance Trust
Series
$ 1,283,714
5.259%,  7/25/2037, Ser.
2007-A2, Class 1M
c
$ 1,170,564
CHNGE Mortgage Trust
2,439,069
6.000%,  1/25/2058, Ser.
2022-5, Class A1
a,c
2,359,440
4,211,961
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,c
3,669,328
5,166,979
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,c
5,096,209
5,710,896
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
5,173,925
4,151,441
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,b
4,061,744
4,693,258
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,b
4,656,307
Citigroup Mortgage Loan Trust,
Inc.
635,854
4.090%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
c
573,645
COLT Mortgage Loan Trust
5,483,391
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,c
4,425,947
Countrywide Alternative Loan Trust
97,626
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 63,137
99,556
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 74,590
Credit Suisse Mortgage Capital
Certificates
4,913,465
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,c
3,813,403
Deephaven Residential Mortgage
Trust
5,653,814
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,c
4,841,836
5,381,417
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,c
4,371,755
Federal National Mortgage
Association - REMIC
3,241,628
4.500%,  1/25/2046, Ser.
2022-68, Class BA 3,109,190
Flagstar Mortgage Trust
2,514,051
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
2,052,312
GCAT Trust
4,424,499
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,c
3,673,500
GS Mortgage-Backed Securities
Trust
380,182
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,c
339,395
Homeward Opportunities Fund
Trust
197,693
6.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a
197,730
J.P. Morgan Alternative Loan Trust
289,842
4.188%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
219,768

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Collateralized Mortgage Obligations (9.4%) -
continued
J.P. Morgan Mortgage Trust
$ 147,803
4.219%,  2/25/2036, Ser.
2006-A1, Class 2A2
c
$ 109,067
LHOME Mortgage Trust
662,666
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
a,c
659,975
4,700,416
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
a,b
4,642,568
6,000,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a,b
5,884,799
1,900,000
8.000%,  6/25/2028, Ser.
2023-RTL2, Class A1
a,b
1,892,099
MFRA Trust
4,911,522
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,b
4,464,313
Mortgage Equity Conversion Asset
Trust
418,483
5.910%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,c
414,246
404,311
5.880%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,c
400,224
New York Mortgage Trust
3,041,287
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
a,b
3,012,299
Palisades Mortgage Loan Trust
5,700,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
a,b
5,554,493
Preston Ridge Partners Mortgage
Trust, LLC
2,104,626
2.363%,  11/25/2025, Ser.
2020-6, Class A1
a,b
2,038,444
ROC Securities Trust Series
3,964,455
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
3,872,492
Starwood Mortgage Residential
Trust
3,000,000
2.731%,  11/25/2066, Ser.
2021-6, Class A2
a,c
1,781,555
Toorak Mortgage Corporation, Ltd.
5,702,170
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,c
4,891,154
3,058,006
2.240%,  6/25/2024, Ser.
2021-1, Class A1
a,b
2,976,040
TRK Trust
5,443,594
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,c
4,322,273
TVC Mortgage Trust
2,500,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,b
2,486,416
Vericrest Opportunity Loan
Transferee
1,932,483
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
1,830,613
Verus Securitization Trust
1,892,690
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,c
1,498,386
Visio 2020-1R Trust
535,372
1.567%,  11/25/2055, Ser.
2020-1R, Class A2
a
470,798
Principal
Amount Long-Term Fixed Income (98.8%) Value
Collateralized Mortgage Obligations (9.4%) -
continued
Wachovia Mortgage Loan Trust,
LLC
$ 12,605
4.624%,  5/20/2036, Ser.
2006-A, Class 2A1
c
$ 11,746
Total 121,765,994
Commercial Mortgage-Backed Securities (0.3%)
GCT Commercial Mortgage Trust
2,500,000
6.699%,  (TSFR1M +
1.364%), 2/15/2038, Ser.
2021-GCT, Class B
a,c
1,075,000
Silver Hill Trust
2,762,768
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
2,603,831
Total 3,678,831
Communications Services (2.9%)
American Tower Corporation
1,500,000 4.400%,  2/15/2026 1,443,989
1,000,000 1.450%,  9/15/2026 877,696
2,050,000 5.500%,  3/15/2028 1,985,730
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
2,125,000 4.500%,  2/1/2024 2,107,827
3,380,000 4.908%,  7/23/2025 3,304,892
Cox Communications, Inc.
517,000 3.150%,  8/15/2024
a
504,853
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 975,878
Crown Castle, Inc.
1,260,000 4.800%,  9/1/2028 1,177,326
Meta Platforms, Inc.
1,900,000 4.600%,  5/15/2028 1,841,742
Netflix, Inc.
2,000,000 5.875%,  2/15/2025 1,999,685
NTT Finance Corporation
1,400,000 4.142%,  7/26/2024
a
1,381,690
Paramount Global
710,000 4.750%,  5/15/2025 693,646
Sprint Capital Corporation
4,730,000 6.875%,  11/15/2028 4,850,974
Sprint Corporation
3,550,000 7.125%,  6/15/2024 3,567,984
1,500,000 7.625%,  2/15/2025 1,521,346
Take-Two Interactive Software, Inc.
750,000 5.000%,  3/28/2026 735,009
T-Mobile USA, Inc.
2,500,000 3.500%,  4/15/2025 2,415,306
Warnermedia Holdings, Inc.
3,600,000 3.638%,  3/15/2025 3,479,398
3,200,000 3.755%,  3/15/2027 2,945,920
Total 37,810,891
Consumer Cyclical (5.5%)
D.R. Horton, Inc.
950,000 2.600%,  10/15/2025 890,956

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Consumer Cyclical (5.5%) - continued
Daimler Trucks Finance North
America, LLC
$ 4,000,000 1.625%,  12/13/2024
a
$ 3,812,750
1,900,000 5.600%,  8/8/2025
a
1,886,774
Expedia Group, Inc.
4,850,000 6.250%,  5/1/2025
a
4,844,612
Ford Motor Credit Company, LLC
2,160,000 3.370%,  11/17/2023 2,157,093
2,750,000 3.810%,  1/9/2024 2,736,367
1,000,000 2.300%,  2/10/2025 944,310
1,400,000 3.375%,  11/13/2025 1,306,483
2,500,000 5.113%,  5/3/2029 2,275,392
General Motors Company
1,500,000 6.125%,  10/1/2025 1,497,336
General Motors Financial
Company, Inc.
1,500,000 1.050%,  3/8/2024 1,473,349
2,100,000 3.950%,  4/13/2024 2,076,567
1,580,000 2.900%,  2/26/2025 1,508,570
1,075,000 2.750%,  6/20/2025 1,014,467
Hyatt Hotels Corporation
2,850,000 5.750%,  1/30/2027 2,816,625
Hyundai Capital America
1,360,000 1.800%,  10/15/2025
a
1,252,799
1,250,000 6.250%,  11/3/2025
a,e
1,249,817
1,250,000 1.650%,  9/17/2026
a
1,099,912
Hyundai Capital Services, Inc.
1,250,000 1.250%,  2/8/2026
a
1,121,594
Kohl's Corporation
3,164,000 10.750%,  5/15/2025 3,241,236
Lennar Corporation
1,400,000 4.750%,  5/30/2025 1,370,656
Lowe's Companies, Inc.
3,250,000 4.000%,  4/15/2025 3,167,745
3,000,000 4.400%,  9/8/2025 2,932,703
Marriott International, Inc./MD
1,350,000 3.600%,  4/15/2024 1,334,577
2,500,000 5.750%,  5/1/2025 2,492,226
1,250,000 5.450%,  9/15/2026 1,234,113
McDonald's Corporation
1,300,000 4.800%,  8/14/2028 1,253,753
Mercedes-Benz Finance North
America, LLC
1,575,000 5.200%,  8/3/2026
a
1,553,867
1,250,000 5.100%,  8/3/2028
a
1,211,875
Meritage Homes Corporation
1,875,000 6.000%,  6/1/2025 1,838,400
PACCAR Financial Corporation
1,900,000 5.050%,  8/10/2026 1,888,421
1,575,000 4.950%,  8/10/2028 1,545,497
PulteGroup, Inc.
2,250,000 5.500%,  3/1/2026 2,222,347
Starbucks Corporation
1,600,000 4.750%,  2/15/2026 1,571,508
Toyota Motor Credit Corporation
1,900,000 4.450%,  5/18/2026 1,855,852
VICI Properties, LP/VICI Note
Company, Inc.
4,500,000 4.625%,  6/15/2025
a
4,322,160
Total 71,002,709
Principal
Amount Long-Term Fixed Income (98.8%) Value
Consumer Non-Cyclical (5.8%)
AbbVie, Inc.
$ 3,330,000 3.600%,  5/14/2025 $ 3,221,471
Altria Group, Inc.
1,575,000 4.400%,  2/14/2026 1,523,287
1,900,000 6.200%,  11/1/2028 1,889,417
Amgen, Inc.
2,000,000 5.250%,  3/2/2025 1,983,864
1,425,000 5.150%,  3/2/2028 1,390,773
BAT International Finance plc
3,000,000 1.668%,  3/25/2026 2,701,704
1,900,000 5.931%,  2/2/2029 1,847,577
Becton, Dickinson and Company
2,250,000 4.693%,  2/13/2028 2,153,741
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,733,572
CVS Health Corporation
1,600,000 5.000%,  2/20/2026 1,569,633
General Mills, Inc.
1,900,000 5.500%,  10/17/2028 1,865,580
GSK Consumer Healthcare Capital
US, LLC
1,900,000 3.375%,  3/24/2027 1,752,125
HCA, Inc.
2,750,000 5.875%,  2/15/2026 2,725,804
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,708,408
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
3,600,000 2.500%,  1/15/2027 3,161,736
Kenvue, Inc.
1,585,000 5.050%,  3/22/2028 1,555,408
Kraft Heinz Foods Company
3,500,000 3.000%,  6/1/2026 3,270,615
Mattel, Inc.
3,500,000 3.375%,  4/1/2026
a
3,232,852
McKesson Corporation
2,000,000 0.900%,  12/3/2025 1,813,103
Mondelez International Holdings
Netherlands BV
2,000,000 0.750%,  9/24/2024
a,f
1,909,118
Nestle Holdings, Inc.
2,525,000 5.000%,  3/14/2028
a
2,492,548
Newell Brands, Inc.
4,000,000 4.875%,  6/1/2025 3,838,291
Pfizer Investment Enterprises Pte,
Ltd.
3,310,000 4.450%,  5/19/2026 3,231,476
1,900,000 4.450%,  5/19/2028 1,816,043
Philip Morris International, Inc.
2,750,000 5.000%,  11/17/2025 2,715,609
1,650,000 0.875%,  5/1/2026 1,468,594
1,600,000 4.875%,  2/15/2028 1,537,556
Royalty Pharma plc
3,825,000 1.200%,  9/2/2025 3,487,840
Stryker Corporation
4,000,000 3.500%,  3/15/2026 3,803,853
Universal Health Services, Inc.
2,600,000 1.650%,  9/1/2026 2,293,209
Utah Acquisition Sub, Inc.
2,685,000 3.950%,  6/15/2026 2,515,008

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Consumer Non-Cyclical (5.8%) - continued
Zoetis, Inc.
$ 2,350,000 5.400%,  11/14/2025 $ 2,333,053
Total 74,542,868
Energy (4.5%)
Apache Corporation
1,900,000 4.375%,  10/15/2028 1,698,068
Canadian Natural Resources, Ltd.
1,600,000 2.050%,  7/15/2025 1,494,188
Cheniere Corpus Christi Holdings,
LLC
2,675,000 5.875%,  3/31/2025 2,662,037
Cheniere Energy Partners, LP
4,000,000 4.500%,  10/1/2029 3,581,392
Columbia Pipelines Holding
Company, LLC
1,575,000 6.055%,  8/15/2026
a
1,572,686
1,260,000 6.042%,  8/15/2028
a
1,238,128
Continental Resources, Inc.
4,850,000 2.268%,  11/15/2026
a
4,297,778
Devon Energy Corporation
3,150,000 5.250%,  9/15/2024 3,124,791
1,350,000 5.850%,  12/15/2025 1,341,036
Energy Transfer, LP
1,050,000 2.900%,  5/15/2025 1,000,226
1,250,000 6.050%,  12/1/2026 1,247,446
EQT Corporation
554,000 6.125%,  2/1/2025 552,298
Hess Corporation
2,301,000 3.500%,  7/15/2024 2,259,132
Marathon Petroleum Corporation
3,000,000 4.700%,  5/1/2025 2,937,487
MPLX, LP
1,500,000 4.875%,  6/1/2025 1,470,479
1,300,000 1.750%,  3/1/2026 1,179,494
National Fuel Gas Company
1,297,000 5.200%,  7/15/2025 1,274,446
1,630,000 5.500%,  1/15/2026 1,598,703
Occidental Petroleum Corporation
3,500,000 5.875%,  9/1/2025 3,487,855
ONEOK Partners, LP
2,250,000 4.900%,  3/15/2025 2,209,977
ONEOK, Inc.
1,000,000 5.550%,  11/1/2026 987,922
1,000,000 5.650%,  11/1/2028 975,801
Ovintiv, Inc.
900,000 5.650%,  5/15/2025 895,073
2,550,000 5.375%,  1/1/2026 2,505,989
Phillips 66 Company
1,200,000 4.950%,  12/1/2027 1,165,821
Pioneer Natural Resources
Company
2,550,000 1.125%,  1/15/2026 2,313,886
Plains All American Pipeline, LP/
PAA Finance Corporation
1,625,000 4.650%,  10/15/2025 1,574,026
Sabine Pass Liquefaction, LLC
1,231,000 5.625%,  3/1/2025 1,222,949
Principal
Amount Long-Term Fixed Income (98.8%) Value
Energy (4.5%) - continued
Targa Resources Partners, LP/
Targa Resources Partners
Finance Corporation
$ 3,250,000 6.875%,  1/15/2029 $ 3,234,139
Transcontinental Gas Pipe Line
Company, LLC
650,000 7.850%,  2/1/2026 671,100
Western Midstream Operating, LP
2,500,000 3.100%,  2/1/2025 2,401,869
Total 58,176,222
Financials (32.5%)
ABN AMRO Bank NV
1,900,000 6.339%,  9/18/2027
a,c
1,879,187
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,625,000 3.150%,  2/15/2024 1,609,063
2,500,000 1.650%,  10/29/2024 2,383,866
2,000,000 6.500%,  7/15/2025 1,995,381
1,800,000 1.750%,  1/30/2026 1,618,606
750,000 2.450%,  10/29/2026 667,147
1,550,000 6.100%,  1/15/2027 1,524,576
Air Lease Corporation
1,500,000 4.250%,  2/1/2024 1,492,118
1,000,000 0.700%,  2/15/2024 983,678
2,500,000 0.800%,  8/18/2024 2,390,576
Aircastle, Ltd.
3,400,000 5.250%,  8/11/2025
a
3,310,061
Allstate Corporation
1,000,000 0.750%,  12/15/2025 901,179
Ally Financial, Inc.
4,750,000 5.750%,  11/20/2025 4,537,520
American Express Company
2,750,000 3.950%,  8/1/2025 2,656,969
1,125,000 4.900%,  2/13/2026 1,102,294
American International Group, Inc.
800,000 2.500%,  6/30/2025 755,011
Anthem, Inc.
1,225,000 2.375%,  1/15/2025 1,175,393
Ares Capital Corporation
1,386,000 4.250%,  3/1/2025 1,334,156
2,000,000 3.875%,  1/15/2026 1,870,402
1,200,000 2.150%,  7/15/2026 1,053,951
Australia & New Zealand Banking
Group, Ltd.
2,110,000 2.950%,  7/22/2030
a,c
1,960,603
Aviation Capital Group, LLC
2,500,000 4.875%,  10/1/2025
a
2,405,785
Avolon Holdings Funding, Ltd.
3,000,000 3.950%,  7/1/2024
a
2,940,544
2,150,000 5.500%,  1/15/2026
a
2,070,127
1,500,000 2.125%,  2/21/2026
a
1,337,848
650,000 4.250%,  4/15/2026
a
606,696
Banco Santander Mexico SA
380,000 5.375%,  4/17/2025
a
373,082
Banco Santander SA
2,400,000 5.147%,  8/18/2025 2,337,910
2,000,000 1.849%,  3/25/2026 1,786,787
1,000,000 4.175%,  3/24/2028
c
915,674
2,000,000 5.588%,  8/8/2028 1,926,566

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Financials (32.5%) - continued
Bank of America Corporation
$ 2,150,000 4.200%,  8/26/2024 $ 2,115,271
1,000,000 3.458%,  3/15/2025
c
988,118
2,750,000 0.976%,  4/22/2025
c
2,674,669
2,500,000 3.841%,  4/25/2025
c
2,468,675
1,375,000 0.981%,  9/25/2025
c
1,308,741
2,100,000 2.456%,  10/22/2025
c
2,018,521
3,000,000 1.530%,  12/6/2025
c
2,833,107
1,650,000 3.384%,  4/2/2026
c
1,580,950
1,475,000 1.319%,  6/19/2026
c
1,355,555
2,000,000 4.827%,  7/22/2026
c
1,948,925
3,500,000 1.734%,  7/22/2027
c
3,088,786
Bank of Montreal
2,000,000 1.500%,  1/10/2025 1,896,485
1,900,000 5.920%,  9/25/2025 1,895,149
Bank of New York Mellon
Corporation
800,000 4.700%,  9/20/2025
c,g
757,177
2,000,000 4.414%,  7/24/2026
c
1,941,987
1,250,000 6.317%,  10/25/2029
c
1,259,670
Bank of New Zealand
1,125,000 2.000%,  2/21/2025
a
1,068,428
3,200,000 4.846%,  2/7/2028
a
3,059,957
Bank of Nova Scotia
1,065,000 4.900%,  6/4/2025
c,g
971,841
Barclays plc
2,000,000 4.375%,  9/11/2024 1,957,951
2,400,000 1.007%,  12/10/2024
c
2,384,564
1,900,000 6.496%,  9/13/2027
c
1,882,201
2,000,000 2.279%,  11/24/2027
c
1,750,713
Blackstone Private Credit Fund
3,250,000 2.700%,  1/15/2025 3,084,243
1,650,000 4.700%,  3/24/2025 1,598,206
Blue Owl Capital Corporation
1,250,000 4.250%,  1/15/2026 1,165,092
1,500,000 3.400%,  7/15/2026 1,338,395
Blue Owl Credit Income
Corporation
1,100,000 4.700%,  2/8/2027 997,904
Blue Owl Technology Finance
Corporation
2,000,000 4.750%,  12/15/2025
a
1,852,906
1,250,000 3.750%,  6/17/2026
a
1,106,898
BNP Paribas SA
3,100,000 6.625%,  3/25/2024
a,c,g
3,056,625
1,930,000 2.819%,  11/19/2025
a,c
1,856,923
2,200,000 1.323%,  1/13/2027
a,c
1,965,776
BPCE SA
1,050,000 2.375%,  1/14/2025
a
998,489
1,750,000 5.975%,  1/18/2027
a,c
1,722,152
Camden Property Trust
1,900,000 5.850%,  11/3/2026 1,901,254
Canadian Imperial Bank of
Commerce
2,200,000 5.144%,  4/28/2025 2,170,706
2,000,000 3.945%,  8/4/2025 1,929,350
1,900,000 5.926%,  10/2/2026 1,896,270
Capital One Financial Corporation
2,500,000 1.343%,  12/6/2024
c
2,474,849
1,250,000 2.636%,  3/3/2026
c
1,172,361
1,500,000 4.985%,  7/24/2026
c
1,446,170
Principal
Amount Long-Term Fixed Income (98.8%) Value
Financials (32.5%) - continued
Centene Corporation
$ 3,000,000 4.250%,  12/15/2027 $ 2,760,900
1,800,000 4.625%,  12/15/2029 1,607,869
Charles Schwab Corporation
600,000 5.375%,  6/1/2025
c,f,g
569,735
1,750,000 4.000%,  6/1/2026
c,g
1,388,924
1,900,000 5.875%,  8/24/2026 1,886,856
Citigroup, Inc.
3,500,000
6.051%,  (SOFRRATE +
0.686%), 10/30/2024
c
3,488,415
4,000,000 0.981%,  5/1/2025
c
3,882,650
1,000,000 4.000%,  12/10/2025
c,g
858,583
2,000,000 3.290%,  3/17/2026
c
1,915,272
1,075,000 3.106%,  4/8/2026
c
1,025,958
1,850,000 1.122%,  1/28/2027
c
1,645,220
Comerica, Inc.
665,000 5.625%,  7/1/2025
c,f,g
571,741
Cooperatieve Rabobank UA
1,875,000 1.339%,  6/24/2026
a,c
1,729,481
Corebridge Financial, Inc.
2,000,000 3.650%,  4/5/2027 1,831,625
Corporate Office Properties, LP
550,000 2.250%,  3/15/2026 497,352
Credit Agricole SA
2,500,000 6.875%,  9/23/2024
a,c,g
2,427,949
1,250,000 1.247%,  1/26/2027
a,c
1,114,639
1,275,000 6.316%,  10/3/2029
a,c
1,252,738
Credit Suisse Group AG
810,000 7.500%,  12/11/2023
*,c,g,h
85,050
Danske Bank AS
1,500,000 5.375%,  1/12/2024
a
1,495,653
2,000,000 0.976%,  9/10/2025
a,c
1,904,897
1,000,000 6.466%,  1/9/2026
a,c
995,879
Deutsche Bank AG
4,300,000 4.500%,  4/1/2025 4,110,753
3,000,000 6.000%,  10/30/2025
c,g
2,415,468
Deutsche Bank AG/New York, NY
1,800,000 3.700%,  5/30/2024 1,771,848
1,450,000 2.129%,  11/24/2026
c
1,309,296
Discover Bank
1,250,000 2.450%,  9/12/2024 1,202,370
2,175,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
1,957,500
Elevance Health, Inc.
2,000,000 5.350%,  10/15/2025 1,984,494
Equitable Financial Life Global
Funding
2,500,000 0.800%,  8/12/2024
a
2,400,256
Fifth Third Bancorp
2,100,000 2.375%,  1/28/2025
f
1,994,652
Fifth Third Bank NA
1,400,000 3.850%,  3/15/2026 1,289,831
First-Citizens Bank & Trust
Company
2,050,000 6.125%,  3/9/2028 1,987,706
FS KKR Capital Corporation
1,900,000 4.250%,  2/14/2025
a
1,823,431
3,000,000 3.400%,  1/15/2026 2,744,368
GA Global Funding Trust
1,800,000 1.625%,  1/15/2026
a
1,611,132

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Financials (32.5%) - continued
Goldman Sachs Group, Inc.
$ 2,500,000
5.848%,  (SOFRRATE +
0.486%), 10/21/2024
c
$ 2,496,250
1,060,000 3.500%,  4/1/2025 1,020,181
2,085,000 3.272%,  9/29/2025
c
2,023,379
325,000 4.250%,  10/21/2025 311,489
2,550,000 0.855%,  2/12/2026
c
2,365,200
2,000,000 3.800%,  5/10/2026
c,g
1,562,990
2,500,000 3.615%,  3/15/2028
c
2,288,964
1,900,000 4.482%,  8/23/2028
c
1,778,882
1,900,000 6.484%,  10/24/2029
c
1,899,553
HSBC Holdings plc
1,645,000 4.250%,  3/14/2024 1,630,235
2,500,000 1.162%,  11/22/2024
c
2,492,497
500,000 0.976%,  5/24/2025
c
483,349
1,750,000 2.999%,  3/10/2026
c
1,668,733
1,575,000 1.645%,  4/18/2026
c
1,464,397
1,400,000 1.589%,  5/24/2027
c
1,233,140
Huntington National Bank
2,000,000 5.699%,  11/18/2025
c
1,941,834
ING Groep NV
500,000 4.625%,  1/6/2026
a
484,127
2,000,000 1.726%,  4/1/2027
c
1,786,417
2,000,000 4.017%,  3/28/2028
c
1,840,088
J.P. Morgan Chase & Company
1,500,000
6.518%,  (TSFR3M +
1.112%), 1/10/2025
c
1,501,432
1,300,000 0.563%,  2/16/2025
c
1,275,224
3,500,000 0.969%,  6/23/2025
c
3,371,699
1,850,000 1.561%,  12/10/2025
c
1,750,704
2,000,000 5.546%,  12/15/2025
c
1,984,974
1,200,000 2.005%,  3/13/2026
c
1,132,388
1,100,000 2.083%,  4/22/2026
c
1,033,808
2,000,000 3.650%,  6/1/2026
c,g
1,734,948
3,500,000 1.045%,  11/19/2026
c
3,147,794
1,275,000 1.040%,  2/4/2027
c
1,133,760
1,000,000 1.578%,  4/22/2027
c
892,135
1,700,000 4.851%,  7/25/2028
c
1,624,361
KeyBank NA/Cleveland, OH
1,500,000 4.700%,  1/26/2026 1,393,124
KeyCorp
950,000 3.878%,  5/23/2025
c,f
909,412
Kilroy Realty, LP
880,000 3.450%,  12/15/2024 848,267
2,881,000 4.375%,  10/1/2025 2,752,154
Lloyds Banking Group plc
1,075,000 7.500%,  6/27/2024
c,g
1,047,664
350,000 4.582%,  12/10/2025 332,873
950,000 5.985%,  8/7/2027
c
936,193
2,000,000 3.750%,  3/18/2028
c
1,822,795
M&T Bank Corporation
1,750,000 3.500%,  9/1/2026
c,g
1,170,238
Macquarie Group, Ltd.
2,750,000 1.201%,  10/14/2025
a,c
2,616,047
Manufacturers & Traders Trust
Company
2,000,000 5.400%,  11/21/2025 1,935,339
2,000,000 4.650%,  1/27/2026 1,888,954
Met Tower Global Funding
1,900,000 5.400%,  6/20/2026
a
1,880,291
Metropolitan Life Global Funding I
1,900,000 5.400%,  9/12/2028
a
1,854,118
Principal
Amount Long-Term Fixed Income (98.8%) Value
Financials (32.5%) - continued
Mitsubishi UFJ Financial Group,
Inc.
$ 1,125,000 2.193%,  2/25/2025 $ 1,069,007
4,000,000 0.953%,  7/19/2025
c
3,847,345
1,800,000 5.063%,  9/12/2025
c
1,780,322
Mizuho Financial Group Cayman
3, Ltd.
675,000 4.600%,  3/27/2024
a
669,182
Mizuho Financial Group, Inc.
1,500,000 2.555%,  9/13/2025
c
1,451,766
Morgan Stanley
1,500,000 0.791%,  1/22/2025
c
1,477,490
750,000 2.720%,  7/22/2025
c
729,738
1,700,000 0.864%,  10/21/2025
c
1,605,271
2,500,000 1.164%,  10/21/2025
c
2,365,134
2,075,000 5.000%,  11/24/2025 2,027,603
1,500,000 4.679%,  7/17/2026
c
1,457,488
2,250,000 6.138%,  10/16/2026
c
2,243,729
1,500,000 0.985%,  12/10/2026
c
1,334,925
1,000,000 1.593%,  5/4/2027
c
888,576
3,000,000 5.164%,  4/20/2029
c
2,854,284
785,000 5.449%,  7/20/2029
c
754,966
NatWest Group plc
2,500,000 4.269%,  3/22/2025
c
2,474,850
1,250,000 5.847%,  3/2/2027
c
1,229,073
649,000 3.754%,  11/1/2029
c
619,344
New York Life Global Funding
1,900,000 4.900%,  6/13/2028
a
1,828,775
Nomura Holdings, Inc.
2,110,000 2.648%,  1/16/2025 2,015,157
1,500,000 2.329%,  1/22/2027 1,315,045
Nordea Bank ABP
3,300,000 1.500%,  9/30/2026
a
2,894,065
Northwestern Mutual Global
Funding
1,900,000 4.900%,  6/12/2028
a
1,822,951
Omega Healthcare Investors, Inc.
650,000 4.950%,  4/1/2024 646,511
1,115,000 4.500%,  1/15/2025 1,081,171
1,630,000 5.250%,  1/15/2026 1,575,002
Peachtree Corners Funding Trust
1,125,000 3.976%,  2/15/2025
a
1,087,056
PNC Financial Services Group,
Inc.
1,750,000 5.671%,  10/28/2025
c
1,732,308
2,500,000 3.400%,  9/15/2026
c,g
1,798,854
2,000,000 4.758%,  1/26/2027
c
1,924,836
1,250,000 6.615%,  10/20/2027
c
1,253,106
1,575,000 5.582%,  6/12/2029
c
1,507,997
Pricoa Global Funding I
2,500,000 5.550%,  8/28/2026
a
2,487,530
Principal Life Global Funding II
2,000,000 1.375%,  1/10/2025
a
1,895,119
1,600,000 0.875%,  1/12/2026
a
1,432,561
Realty Income Corporation
4,000,000 4.625%,  11/1/2025 3,899,596
546,000 4.875%,  6/1/2026 531,726
Regency Centers, LP
2,955,000 3.750%,  6/15/2024 2,908,799
Regions Financial Corporation
2,215,000 2.250%,  5/18/2025 2,033,830

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Financials (32.5%) - continued
Royal Bank of Canada
$ 2,525,000 4.950%,  4/25/2025 $ 2,487,297
3,175,000 4.875%,  1/12/2026 3,107,112
1,900,000 5.200%,  8/1/2028 1,832,321
Santander Holdings USA, Inc.
400,000 3.450%,  6/2/2025 378,435
1,750,000 2.490%,  1/6/2028
c
1,506,613
Santander UK Group Holdings plc
1,075,000 1.532%,  8/21/2026
c
973,726
Simon Property Group, LP
1,750,000 3.300%,  1/15/2026 1,654,957
Societe Generale SA
2,200,000 2.625%,  10/16/2024
a
2,123,301
2,000,000 2.226%,  1/21/2026
a,c
1,884,200
2,000,000 1.488%,  12/14/2026
a,c
1,782,098
Standard Chartered plc
1,500,000 0.991%,  1/12/2025
a,c
1,481,757
1,000,000 1.214%,  3/23/2025
a,c
976,744
2,000,000 1.822%,  11/23/2025
a,c
1,895,958
2,100,000 2.608%,  1/12/2028
a,c
1,844,338
State Street Corporation
1,900,000 5.104%,  5/18/2026
c
1,872,991
2,000,000 5.751%,  11/4/2026
c
1,988,676
Sumitomo Mitsui Financial Group,
Inc.
1,750,000 0.948%,  1/12/2026 1,564,870
2,400,000 2.174%,  1/14/2027 2,124,427
1,900,000 5.716%,  9/14/2028 1,859,418
Sumitomo Mitsui Trust Bank, Ltd.
1,900,000 5.650%,  9/14/2026
a
1,885,695
Synchrony Financial
1,780,000 4.250%,  8/15/2024 1,742,751
3,500,000 4.500%,  7/23/2025 3,287,958
Synovus Bank
3,155,000 5.625%,  2/15/2028 2,802,066
Toronto-Dominion Bank
2,000,000 5.103%,  1/9/2026 1,969,890
Truist Financial Corporation
825,000 4.950%,  9/1/2025
c,g
748,225
1,350,000 4.260%,  7/28/2026
c
1,292,967
1,900,000 1.267%,  3/2/2027
c
1,665,618
U.S. Bancorp
2,000,000 5.727%,  10/21/2026
c
1,971,307
1,000,000 6.787%,  10/26/2027
c
1,007,480
1,750,000 4.548%,  7/22/2028
c
1,624,435
UBS AG
4,350,000 5.125%,  5/15/2024 4,285,724
UBS Group AG
2,200,000 4.490%,  8/5/2025
a,c
2,164,084
5,650,000 1.305%,  2/2/2027
a,c
5,001,640
1,900,000 6.327%,  12/22/2027
a,c
1,880,856
Wells Fargo & Company
5,735,000 2.406%,  10/30/2025
c
5,502,867
2,000,000 3.908%,  4/25/2026
c
1,928,409
1,500,000 4.540%,  8/15/2026
c
1,453,652
1,650,000 3.526%,  3/24/2028
c
1,504,428
1,900,000 5.574%,  7/25/2029
c
1,832,139
Welltower OP, LLC
3,000,000 3.625%,  3/15/2024 2,972,069
Westpac Banking Corporation
1,060,000 2.894%,  2/4/2030
c
1,003,210
Principal
Amount Long-Term Fixed Income (98.8%) Value
Financials (32.5%) - continued
Westpac New Zealand, Ltd.
$ 1,900,000 4.902%,  2/15/2028
a
$ 1,818,603
Total 420,365,058
Foreign Government (0.3%)
NBN Company, Ltd.
2,500,000 0.875%,  10/8/2024
a
2,383,701
2,000,000 1.450%,  5/5/2026
a
1,799,405
Total 4,183,106
Mortgage-Backed Securities (0.5%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
6,500,000 6.000%,  11/1/2038
e
6,476,640
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
44,790
5.764%,  (RFUCCT1Y +
1.514%), 1/1/2043
c
43,752
Total 6,520,392
Technology (3.3%)
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
2,250,000 3.125%,  1/15/2025 2,171,138
Dell International, LLC/EMC
Corporation
3,000,000 5.850%,  7/15/2025 2,994,380
Fidelity National Information
Services, Inc.
1,800,000 0.600%,  3/1/2024 1,767,348
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 1,956,640
1,900,000 5.450%,  3/2/2028 1,862,478
Global Payments, Inc.
2,000,000 1.500%,  11/15/2024 1,903,010
875,000 2.650%,  2/15/2025 834,246
Hewlett Packard Enterprise
Company
2,525,000 5.900%,  10/1/2024 2,520,446
Intel Corporation
1,275,000 4.875%,  2/10/2026 1,257,608
Jabil, Inc.
1,500,000 4.250%,  5/15/2027 1,407,610
Microchip Technology, Inc.
2,000,000 0.983%,  9/1/2024 1,916,367
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,605,000 2.700%,  5/1/2025 1,525,368
Oracle Corporation
1,195,000 2.500%,  4/1/2025 1,139,962
3,250,000 2.950%,  5/15/2025 3,110,613
2,000,000 5.800%,  11/10/2025 1,999,601
1,900,000 4.500%,  5/6/2028 1,797,739
Panasonic Corporation
1,000,000 2.679%,  7/19/2024
a
975,765
Qorvo, Inc.
3,700,000 4.375%,  10/15/2029 3,212,611
Roper Technologies, Inc.
825,000 1.000%,  9/15/2025 755,671

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Technology (3.3%) - continued
Seagate HDD Cayman
$ 1,475,000 4.750%,  1/1/2025 $ 1,442,828
SK Hynix, Inc.
1,000,000 1.000%,  1/19/2024
a
988,343
VeriSign, Inc.
2,350,000 5.250%,  4/1/2025 2,322,109
VMware, Inc.
650,000 1.400%,  8/15/2026 572,566
Western Digital Corporation
3,000,000 4.750%,  2/15/2026 2,813,053
Total 43,247,500
Transportation (1.3%)
British Airways plc
363,513 4.625%,  6/20/2024
a
359,588
Canadian Pacific Railway
Company
2,000,000 1.350%,  12/2/2024 1,904,539
Continental Airlines, Inc.
1,135,528 4.150%,  4/11/2024 1,121,906
Delta Air Lines, Inc.
2,000,000 7.000%,  5/1/2025
a
2,008,530
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,900,000 4.500%,  10/20/2025
a
1,846,755
Mileage Plus Holdings, LLC
2,325,000 6.500%,  6/20/2027
a
2,296,815
Penske Truck Leasing Company,
LP/PTL Finance Corporation
1,000,000 2.700%,  11/1/2024
a
965,063
1,000,000 3.950%,  3/10/2025
a
968,257
1,200,000 1.200%,  11/15/2025
a
1,083,159
Southwest Airlines Company
1,650,000 5.250%,  5/4/2025 1,627,131
TTX Company
2,500,000 5.500%,  9/25/2026
a
2,478,930
Total 16,660,673
U.S. Government & Agencies (7.5%)
U.S. Treasury Notes
7,855,000 4.250%,  5/31/2025 7,742,084
5,350,000 4.125%,  6/15/2026 5,243,418
69,375,000 3.500%,  1/31/2028 65,778,882
13,000,000 4.000%,  10/31/2029 12,379,961
7,000,000 3.500%,  2/15/2033 6,266,094
Total 97,410,439
Utilities (4.4%)
AES Corporation
2,750,000 3.300%,  7/15/2025
a
2,598,310
Alexander Funding Trust
3,500,000 1.841%,  11/15/2023
a
3,493,070
Ameren Corporation
750,000 2.500%,  9/15/2024 727,521
American Electric Power
Company, Inc.
1,250,000 2.031%,  3/15/2024 1,228,943
3,000,000 5.699%,  8/15/2025 2,975,353
1,425,000 1.000%,  11/1/2025 1,293,087
Principal
Amount Long-Term Fixed Income (98.8%) Value
Utilities (4.4%) - continued
Berkshire Hathaway Energy
Company
$ 1,925,000 4.050%,  4/15/2025 $ 1,880,197
CenterPoint Energy, Inc.
1,250,000 1.450%,  6/1/2026 1,122,484
1,100,000 5.250%,  8/10/2026 1,083,260
Constellation Energy Generation,
LLC
1,900,000 5.600%,  3/1/2028 1,865,242
Dominion Energy, Inc.
2,350,000 1.450%,  4/15/2026 2,113,263
DTE Energy Company
1,500,000 2.529%,  10/1/2024 1,451,981
1,750,000 4.220%,  11/1/2024 1,715,857
Duke Energy Corporation
1,000,000 3.250%,  1/15/2082
c
718,416
1,085,000 0.900%,  9/15/2025 989,403
2,650,000 5.000%,  12/8/2025 2,607,374
Enel Finance International NV
2,000,000 6.800%,  10/14/2025
a
2,022,582
Entergy Corporation
1,130,000 0.900%,  9/15/2025 1,028,403
Eversource Energy
1,575,000 4.750%,  5/15/2026 1,531,374
1,900,000 5.450%,  3/1/2028 1,854,817
Exelon Corporation
1,275,000 5.150%,  3/15/2028 1,236,841
Georgia Power Company
1,900,000 4.650%,  5/16/2028 1,815,100
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,440,886
National Rural Utilities Cooperative
Finance Corporation
1,900,000 4.800%,  3/15/2028 1,838,470
637,000
8.562%,  (TSFR3M +
3.172%), 4/30/2043
c
623,063
NextEra Energy Capital Holdings,
Inc.
2,000,000 5.749%,  9/1/2025 1,990,598
NiSource, Inc.
1,080,000 0.950%,  8/15/2025 986,758
Public Service Enterprise Group,
Inc.
2,000,000 2.875%,  6/15/2024 1,959,641
Sempra
3,250,000 3.300%,  4/1/2025 3,125,366
Southern Company
1,100,000 4.000%,  1/15/2051
c
1,003,623
1,250,000 3.750%,  9/15/2051
c
1,068,864
Vistra Operations Company, LLC
3,000,000 5.125%,  5/13/2025
a
2,931,432
WEC Energy Group, Inc.
1,900,000 5.600%,  9/12/2026 1,888,544
Total 56,210,123
Total Long-Term Fixed Income
(cost $1,346,289,117) 1,277,067,172

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
3,556,345 Thrivent Cash Management Trust $ 3,556,345
Total Collateral Held for
Securities Loaned
(cost $3,556,345) 3,556,345
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
54,000 Citigroup Capital XIII, 12.022%
c
1,548,180
Total 1,548,180
Total Preferred Stock
(cost $1,490,400) 1,548,180
Shares or
Principal
Amount Short-Term Investments ( 0.6% ) Value
Federal National Mortgage
Association Discount Notes
7,880,000 5.210%, 11/1/2023
i
7,880,000
Total Short-Term Investments
(cost $7,880,000) 7,880,000
Total Investments (cost
$1,359,215,862) 99.8% $1,290,051,697
Other Assets and Liabilities, Net
0.2% 3,052,964
Total Net Assets 100.0% $1,293,104,661
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2023, the value of these investments was $505,806,551 or
39.1% of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2023.
c Denotes variable rate securities. The rate shown is as
of October 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d All or a portion of the security is insured or guaranteed.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Defaulted security.  Interest is not being accrued.
i The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited
Maturity Bond Fund as of October 31, 2023 was $85,050 or
0.01% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of October 31, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 12/4/2013 $ 810,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Fund as of October 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 3,456,074
Total lending $3,456,074
Gross amount payable upon return of
collateral for securities loaned $3,556,345
Net amounts due to counterparty $100,271
Definitions:
CLO - Collateralized Loan Obligation
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks
Term 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $1,859,141
Gross unrealized depreciation (72,708,655)
Net unrealized appreciation (depreciation) ($70,849,514)
Cost for federal income tax purposes $1,360,901,211

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Limited Maturity Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 220,648,515 – 220,648,515 –
Basic Materials 19,245,506 – 19,245,506 –
Capital Goods 25,598,345 – 25,598,345 –
Collateralized Mortgage Obligations 121,765,994 – 121,765,994 –
Commercial Mortgage-Backed Securities 3,678,831 – 3,678,831 –
Communications Services 37,810,891 – 37,810,891 –
Consumer Cyclical 71,002,709 – 71,002,709 –
Consumer Non-Cyclical 74,542,868 – 74,542,868 –
Energy 58,176,222 – 58,176,222 –
Financials 420,365,058 – 420,365,058 –
Foreign Government 4,183,106 – 4,183,106 –
Mortgage-Backed Securities 6,520,392 – 6,520,392 –
Technology 43,247,500 – 43,247,500 –
Transportation 16,660,673 – 16,660,673 –
U.S. Government & Agencies 97,410,439 – 97,410,439 –
Utilities 56,210,123 – 56,210,123 –
Preferred Stock
Financials 1,548,180 1,548,180 – –
Short-Term Investments 7,880,000 – 7,880,000 –
Subtotal Investments in Securities $1,286,495,352 $1,548,180 $1,284,947,172 $–
Other Investments  * Total
Collateral Held for Securities Loaned 3,556,345
Subtotal Other Investments $3,556,345
Total Investments at Value $1,290,051,697
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2023, for
Limited Maturity Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (415,476)
Total Interest Rate Contracts (415,476)
Total ($415,476)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2023, for Limited Maturity Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,107,278
Total Interest Rate Contracts 1,107,278
Total $1,107,278

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Limited Maturity Bond Fund's average volume of derivative activity during the period ended October 31, 2023.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $29,781,954
Futures - Short (62,969,179)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership
or control with the Fund.   The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Fund.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $4,500 $51,714 $52,658 $3,556 3,556 0.3%
Total Collateral Held for Securities Loaned 4,500 3,556 0.3
Total Value $4,500 $3,556
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– – $61
Total Affiliated Income from Securities Loaned, Net $61
Total $– $– $–

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.5% ) Value
Communications Services (11.2%)
137 Alphabet, Inc., Class C
a
$ 17,166
12,661 AT&T, Inc. 194,979
4,503 BCE, Inc. 167,164
126,000 CITIC Telecom International
Holdings, Ltd. 48,040
5,080 Comcast Corporation 209,753
11,143 Deutsche Telekom AG 241,844
2,900 KDDI Corporation 86,753
5,737 Koninklijke (Royal) KPN NV 19,283
8,100 Nintendo Company, Ltd. 334,647
38,000 Nippon Television Holdings, Inc. 369,685
4,200 SKY Perfect JSAT Holdings, Inc. 19,440
19,400 SoftBank Corporation 219,353
462 Swisscom AG 276,825
23,838 Telefonica Deutschland Holding
AG 40,526
24,462 Telefonica SA 94,488
16,366 Verizon Communications, Inc. 574,938
Total 2,914,884
Consumer Discretionary (4.8%)
81 Bayerische Motoren Werke AG 7,533
15,877 Europris ASA
b
89,988
27,000 Heiwa Corporation 382,194
1,161 McDonald's Corporation 304,379
303 O'Reilly Automotive, Inc.
a
281,923
6,800 Sekisui House, Ltd. 133,163
131 Ulta Beauty, Inc.
a
49,952
Total 1,249,132
Consumer Staples (13.4%)
5,193 Carrefour SA 91,041
643 Church & Dwight Company, Inc. 58,474
6,506 Coca-Cola Company 367,524
894 Coles Group, Ltd. 8,677
6,332 Colgate-Palmolive Company 475,660
260 Hershey Company 48,711
7,084 Hormel Foods Corporation 230,584
1,546 J.M. Smucker Company 175,997
2,000 Japan Tobacco, Inc. 46,558
3,136 Kimberly-Clark Corporation 375,191
7,282 Koninklijke Ahold Delhaize NV 215,633
915 Kroger Company 41,514
1 Lindt & Spruengli AG 11,071
303 Loblaw Companies, Ltd. 24,782
6,065 Metro, Inc./CN 308,072
5,224 Mondelez International, Inc. 345,881
24 Nestle SA 2,588
2,122 PepsiCo, Inc. 346,480
1,276 Procter & Gamble Company 191,438
105,500 Sheng Siong Group, Ltd. 119,435
Total 3,485,311
Energy (2.5%)
79,500 Eneos Holdings, Inc. 294,581
7,620 Equinor ASA 255,447
4,695 Galp Energia SGPS SA 70,682
1,813 Repsol SA 26,546
Total 647,256
Financials (11.3%)
312 Aon plc 96,533
6,972 Bank Leumi Le-Israel BM 44,906
Shares Common Stock (97.5%) Value
Financials (11.3%) - continued
646 Berkshire Hathaway, Inc.
a
$ 220,499
97,500 BOC Hong Kong (Holdings), Ltd. 257,843
1,981 Cboe Global Markets, Inc. 324,666
152 Chubb, Ltd. 32,622
1,274 Cincinnati Financial Corporation 126,980
1,864 CME Group, Inc. 397,889
456 Deutsche Boerse AG 75,056
2,952 First Horizon Corporation 31,734
3,141 Hartford Financial Services Group,
Inc. 230,706
941 Intercontinental Exchange, Inc. 101,101
18,300 Japan Post Bank Company, Ltd. 169,626
855 Marsh & McLennan Companies,
Inc. 162,151
475 Mastercard, Inc. 178,766
11,100 Matsui Securities Company, Ltd. 55,207
52,698 Medibank Private, Ltd. 115,002
541 Mizrahi Tefahot Bank, Ltd. 16,745
8,100 Mizuho Financial Group, Inc. 137,525
898 Toronto-Dominion Bank 50,160
510 Visa, Inc. 119,901
Total 2,945,618
Health Care (20.1%)
193 Abbott Laboratories 18,248
2,056 AbbVie, Inc. 290,266
735 Agilent Technologies, Inc. 75,977
528 Amgen, Inc. 135,010
58 Biogen, Inc.
a
13,777
1,495 Boston Scientific Corporation
a
76,529
3,071 Centene Corporation
a
211,838
314 CSL, Ltd. 46,407
319 Eli Lilly & Company 176,704
4,102 Galenica AG
b
309,902
6,973 Gilead Sciences, Inc. 547,659
3,382 GSK plc 60,290
153 Humana, Inc. 80,125
571 Incyte Corporation
a
30,794
4,143 Johnson & Johnson 614,573
1,800 Kaken Pharmaceutical Company,
Ltd. 39,861
286 Laboratorios Farmaceuticos ROVI
SA 15,295
682 Medtronic plc 48,122
4,971 Merck & Company, Inc. 510,522
1,163 Novartis AG 108,879
3,569 Novo Nordisk AS 344,324
3,859 Pfizer, Inc. 117,931
97 QIAGEN NV
a
3,615
533 Quest Diagnostics, Inc. 69,343
148 Regeneron Pharmaceuticals, Inc.
a
115,424
1,352 Roche Holding AG, Participation
Certificates 348,423
175 Sandoz Group AG
a
4,550
3,968 Sanofi SA 360,319
269 UnitedHealth Group, Inc. 144,065
902 Vertex Pharmaceuticals, Inc.
a
326,623
Total 5,245,395
Industrials (10.7%)
1,346 AMETEK, Inc. 189,476
550 Automatic Data Processing, Inc. 120,021
225 BAE Systems plc 3,026
3,700 BellSystem24 Holdings, Inc. 37,953

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Industrials (10.7%) - continued
6,352 Brambles, Ltd. $ 53,012
5,562 Cia de Distribucion Integral
Logista Holdings SA 136,576
59,000 ComfortDelGro Corporation, Ltd. 56,986
456 Computershare, Ltd. 7,197
1,800 COMSYS Holdings Corporation 37,027
5,438 CSX Corporation 162,324
13 Cummins, Inc. 2,812
392 Dampskibsselskabet Norden AS 22,272
599 Eiffage SA 54,360
1,863 Expeditors International of
Washington, Inc. 203,533
674 Fastenal Company 39,321
530 Honeywell International, Inc. 97,128
2,600 Jardine Matheson Holdings, Ltd. 105,170
472 Lockheed Martin Corporation 214,590
4,900 Nikkon Holdings Company, Ltd. 103,972
266 Paychex, Inc. 29,539
2,082 Republic Services, Inc. 309,156
769 Thales SA 113,487
1,063 Thomson Reuters Corporation 127,330
116 W.W. Grainger, Inc. 84,660
2,236 Waste Management, Inc. 367,442
951 Wolters Kluwer NV 122,019
Total 2,800,389
Information Technology (13.8%)
319 Accenture plc 94,772
3,223 Akamai Technologies, Inc.
a
333,033
700 Amphenol Corporation 56,385
325 Apple, Inc. 55,500
446 Cadence Design Systems, Inc.
a
106,973
6,000 Canon, Inc. 141,844
211 Check Point Software
Technologies, Ltd.
a
28,327
13,663 Cisco Systems, Inc. 712,252
471 F5, Inc.
a
71,399
3,772 Hewlett Packard Enterprise
Company 58,013
2,301 Juniper Networks, Inc. 61,943
2,090 Keysight Technologies, Inc.
a
255,085
4,100 Kyocera Corporation 202,095
1,158 Microsoft Corporation 391,531
529 Motorola Solutions, Inc. 147,305
3,800 NEC Networks & System
Integration Corporation 51,428
116 Roper Industries, Inc. 56,674
1,623 TE Connectivity, Ltd. 191,271
1,748 Texas Instruments, Inc. 248,233
5,300 Venture Corporation, Ltd. 45,253
1,452 VeriSign, Inc.
a
289,906
Total 3,599,222
Materials (1.4%)
1,336 Barrick Gold Corporation 21,339
1,656 Franco-Nevada Corporation 201,287
601 Heidelberg Materials AG 43,629
1,554 Holcim AG 96,080
Total 362,335
Real Estate (0.3%)
91 Public Storage 21,723
4,000 Swire Pacific, Ltd. 25,551
Shares Common Stock (97.5%) Value
Real Estate (0.3%) - continued
217 Swiss Prime Site AG $ 20,170
Total 67,444
Utilities (8.0%)
4,247 American Electric Power
Company, Inc. 320,818
4,045 ATCO, Ltd. 103,696
6,296 Capital Power Corporation 161,129
500 CLP Holdings, Ltd. 3,659
695 Dominion Energy, Inc. 28,022
4,888 Duke Energy Corporation 434,494
1,531 E.ON SE 18,216
1,449 Edison International 91,374
5,400 Electric Power Development
Company, Ltd. 82,786
5,468 Evergy, Inc. 268,698
1,779 Fortis, Inc. 70,634
17,000 Hong Kong and China Gas
Company, Ltd. 11,834
43,314 Italgas SPA 220,114
8,820 NiSource, Inc. 221,911
91 Pinnacle West Capital Corporation 6,750
901 Portland General Electric
Company 36,058
Total 2,080,193
Total Common Stock
(cost $24,593,925) 25,397,179
Shares Short-Term Investments ( 1.9% ) Value
Thrivent Core Short-Term Reserve
Fund
48,269 5.690% 482,692
Total Short-Term Investments
(cost $482,692) 482,692
Total Investments (cost
$25,076,617) 99.4% $25,879,871
Other Assets and Liabilities, Net
0.6% 162,074
Total Net Assets 100.0% $26,041,945
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2023, the value of these investments was $399,890 or 1.5%
of total net assets.
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $2,025,478
Gross unrealized depreciation (1,348,522)
Net unrealized appreciation (depreciation) $676,956
Cost for federal income tax purposes $25,186,036

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 2,914,884 996,836 1,918,048 –
Consumer Discretionary 1,249,132 636,254 612,878 –
Consumer Staples 3,485,311 2,657,454 827,857 –
Energy 647,256 – 647,256 –
Financials 2,945,618 2,023,548 922,070 –
Health Care 5,245,395 3,603,530 1,641,865 –
Industrials 2,800,389 1,820,002 980,387 –
Information Technology 3,599,222 3,158,602 440,620 –
Materials 362,335 201,287 161,048 –
Real Estate 67,444 21,723 45,721 –
Utilities 2,080,193 1,408,125 672,068 –
Subtotal Investments in Securities $25,397,179 $16,527,361 $8,869,818 $–
Other Investments  * Total
Affiliated Short-Term Investments 482,692
Subtotal Other Investments $482,692
Total Investments at Value $25,879,871
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Low Volatility Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 16,879 16,879 – –
Total Liability Derivatives $16,879 $16,879 $– $–

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
The following table presents Low Volatility Equity Fund's futures contracts held as of October 31, 2023. Investments and/or cash totaling $117,971 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
Eurex MSCI World Index 5 December 2023 $ 449,279 ( $ 16,879)
Total Futures Long Contracts $ 449,279 ( $ 16,879)
Total Futures Contracts $ 449,279 ($16,879)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2023, for Low Volatility Equity
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 16,879
Total Equity Contracts 16,879
Total Liability Derivatives $16,879
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2023, for
Low Volatility Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 58,901
Total Equity Contracts 58,901
Total $58,901
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2023, for Low Volatility Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (25,577)
Total Equity Contracts (25,577)
Total ($25,577)
The following table presents Low Volatility Equity Fund's average volume of derivative activity during the period ended October 31, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $549,237

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $674 $ 8,227 $8,418 $483 48 1.9%
Total Affiliated Short-Term Investments 674 483 1.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 344 344 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $674 $483
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $– $– $– $36
Total Income/Non Cash Income from Affiliated Investments $36
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $ –

Mid Cap Growth Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 96.9% ) Value
Communications Services (2.2%)
4,548 Trade Desk, Inc.
a
$ 322,726
3,770 Ziff Davis, Inc.
a
227,934
Total 550,660
Consumer Discretionary (13.1%)
3,905 Aptiv plc
a
340,516
278 Chipotle Mexican Grill, Inc.
a
539,932
730 Deckers Outdoor Corporation
a
435,853
2,721 Five Below, Inc.
a
473,399
3,638 Fox Factory Holding Corporation
a
296,388
815 Lululemon Athletica , Inc.
a
320,686
59 NVR, Inc.
a
319,345
1,018 Pool Corporation 321,454
3,338 Wyndham Hotels & Resorts, Inc. 241,671
Total 3,289,244
Consumer Staples (4.0%)
1,479 Casey's General Stores, Inc. 402,155
2,042 Celsius Holdings, Inc.
a
310,568
1,725 Lancaster Colony Corporation 291,818
Total 1,004,541
Energy (2.5%)
3,475 Matador Resources Company 214,373
19,776 TechnipFMC plc 425,579
Total 639,952
Financials (9.8%)
1,973 Arthur J. Gallagher & Company 464,622
1,824 Houlihan Lokey , Inc. 183,348
1,865 Kinsale Capital Group, Inc. 622,742
1,007 MSCI, Inc. 474,851
4,179 PayPal Holdings, Inc.
a
216,472
3,863 Tradeweb Markets, Inc. 347,709
3,839 Western Alliance Bancorp 157,783
Total 2,467,527
Health Care (17.4%)
741 Align Technology, Inc.
a
136,781
1,841 Apellis Pharmaceuticals, Inc.
a
89,583
788 Argenx SE ADR
a
370,021
1,285 Ascendis Pharma AS ADR
a
114,763
12,062 Avantor , Inc.
a
210,241
6,338 Bio- Techne Corporation 346,245
800 Cooper Companies, Inc. 249,400
3,867 Dexcom , Inc.
a
343,506
4,384 Edwards Lifesciences Corporation
a
279,348
1,082 ICON plc
a
263,965
2,377 Immunocore Holdings plc ADR
a
105,539
9,162 Progyny , Inc.
a
282,739
17,383 R1 RCM, Inc.
a
204,946
1,517 Repligen Corporation
a
204,127
1,271 Sarepta Therapeutics, Inc.
a
85,551
1,676 ShockWave Medical, Inc.
a
345,692
2,375 Veeva Systems, Inc.
a
457,686
1,737 Zoetis, Inc. 272,709
Total 4,362,842
Industrials (16.1%)
3,439 Advanced Drainage Systems, Inc. 367,388
3,430 ASGN, Inc.
a
286,268
1,273 Carlisle Companies, Inc. 323,456
Shares Common Stock (96.9%) Value
Industrials (16.1%) - continued
1,599 Chart Industries, Inc.
a
$ 185,852
8,737 ExlService Holdings, Inc.
a
228,123
16,652 Howmet Aerospace, Inc. 734,353
2,264 Middleby Corporation
a
255,538
968 Old Dominion Freight Line, Inc. 364,607
4,294 RB Global, Inc. 280,827
2,609 Regal Rexnord Corporation 308,932
526 Saia, Inc.
a
188,566
5,576 TransUnion 244,675
7,153 WillScot Mobile Mini Holdings
Corporation
a
281,900
Total 4,050,485
Information Technology (25.6%)
4,892 Amphenol Corporation 394,051
2,089 Arista Networks, Inc.
a
418,573
7,979 Calix, Inc.
a
264,264
6,709 Cognex Corporation 241,457
7,588 Dynatrace Holdings, LLC
a
339,259
1,080 Enphase Energy, Inc.
a
85,946
996 EPAM Systems, Inc.
a
216,700
3,891 Guidewire Software, Inc.
a
350,696
805 HubSpot , Inc.
a
341,135
420 Lam Research Corporation 247,052
4,673 Lattice Semiconductor
Corporation
a
259,866
906 Monolithic Power Systems, Inc. 400,216
2,916 Palo Alto Networks, Inc.
a
708,646
3,356 PTC, Inc.
a
471,250
5,781 Sprout Social, Inc.
a
250,202
1,440 Synopsys, Inc.
a
675,994
1,328 Tyler Technologies, Inc.
a
495,211
1,026 Universal Display Corporation 142,799
3,532 Wolfspeed , Inc.
a
119,523
Total 6,422,840
Materials (2.6%)
737 Martin Marietta Materials, Inc. 301,389
3,801 RPM International, Inc. 346,917
Total 648,306
Real Estate (3.6%)
2,914 CBRE Group, Inc.
a
202,057
3,269 CoStar Group, Inc.
a
239,977
3,188 Regency Centers Corporation 192,109
1,306 SBA Communications Corporation 272,471
Total 906,614
Total Common Stock
(cost $23,763,166) 24,343,011
Shares
Registered Investment
Companies ( 1.2% ) Value
U.S. Unaffiliated  (1.2%)
3,591 Communication Services Select
Sector SPDR Fund
b
232,410
556 SPDR S&P Oil & Gas Exploration
ETF
b
80,742
Total 313,152
Total Registered Investment
Companies (cost $241,319) 313,152

Mid Cap Growth Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 1.2% ) Value
296,700 Thrivent Cash Management Trust $ 296,700
Total Collateral Held for
Securities Loaned
(cost $296,700) 296,700
Shares Short-Term Investments ( 2.2% ) Value
Thrivent Core Short-Term Reserve
Fund
54,294 5.690% 542,940
Total Short-Term Investments
(cost $542,940) 542,940
Total Investments (cost
$24,844,125) 101.5% $25,495,803
Other Assets and Liabilities, Net
(1.5%) (380,359)
Total Net Assets 100.0% $25,115,444
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Fund as of October 31, 2023:
Securities Lending Transactions
Common Stock $ 292,658
Total lending $292,658
Gross amount payable upon return of
collateral for securities loaned $296,700
Net amounts due to counterparty $4,042
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $3,034,055
Gross unrealized depreciation (2,617,750)
Net unrealized appreciation (depreciation) $416,305
Cost for federal income tax purposes $25,079,498

Mid Cap Growth Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 550,660 550,660 – –
Consumer Discretionary 3,289,244 3,289,244 – –
Consumer Staples 1,004,541 1,004,541 – –
Energy 639,952 639,952 – –
Financials 2,467,527 2,467,527 – –
Health Care 4,362,842 4,362,842 – –
Industrials 4,050,485 4,050,485 – –
Information Technology 6,422,840 6,422,840 – –
Materials 648,306 648,306 – –
Real Estate 906,614 906,614 – –
Registered Investment Companies
U.S. Unaffiliated 313,152 313,152 – –
Subtotal Investments in Securities $24,656,163 $24,656,163 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 542,940
Collateral Held for Securities Loaned 296,700
Subtotal Other Investments $839,640
Total Investments at Value $25,495,803
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $831 $8,510 $8,798 $543 54 2.2%
Total Affiliated Short-Term Investments 831 543 2.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   43 7,457 7,203 297 297 1.2
Total Collateral Held for Securities Loaned 43 297 1.2
Total Value $874 $840
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $– $– $– $32
Total Income/Non Cash Income from Affiliated Investments $32
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total $– $– $–

Mid Cap Stock Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 95.2% ) Value
Communications Services (0.8%)
5,383,063 DISH Network Corporation
a
$ 26,377,009
Total 26,377,009
Consumer Discretionary (13.2%)
414,772 Aptiv plc
a
36,168,118
48,549 Chipotle Mexican Grill, Inc.
a
94,291,868
758,983 Crocs, Inc.
a
67,792,362
125,713 Domino's Pizza, Inc. 42,615,450
142,154 Lululemon Athletica , Inc.
a
55,934,756
21,429 NVR, Inc.
a
115,987,034
850,315 Skyline Champion Corporation
a
49,853,968
Total 462,643,556
Consumer Staples (4.5%)
666,678 BJ's Wholesale Club Holdings,
Inc.
a
45,414,105
271,083 Casey's General Stores, Inc. 73,710,179
863,709 Tyson Foods, Inc. 40,032,912
Total 159,157,196
Energy (5.3%)
859,129 Chesapeake Energy Corporation 73,953,824
1,300,584 Devon Energy Corporation 60,568,197
2,493,191 NOV, Inc. 49,764,093
Total 184,286,114
Financials (16.1%)
1,805,622 Ally Financial, Inc. 43,677,996
172,674 Ameriprise Financial, Inc. 54,318,060
1,548,615 Arch Capital Group, Ltd.
a
134,233,948
388,262 Kinsale Capital Group, Inc. 129,644,565
1,703,038 Radian Group, Inc. 43,154,983
897,055 Voya Financial, Inc. 59,896,362
1,169,644 Western Alliance Bancorp 48,072,369
1,672,708 Zions Bancorp NA 51,603,042
Total 564,601,325
Health Care (7.9%)
320,261 Align Technology, Inc.
a
59,116,978
594,902 Bio- Techne Corporation 32,499,496
1,185,822 Centene Corporation
a
81,798,001
849,472 Edwards Lifesciences Corporation
a
54,128,356
3,776,903 Maravai LifeSciences Holdings,
Inc.
a
25,909,555
330,657 Sarepta Therapeutics, Inc.
a
22,256,523
Total 275,708,909
Industrials (19.1%)
842,375 Advanced Drainage Systems, Inc. 89,990,921
228,877 Axon Enterprise, Inc.
a
46,803,058
1,115,534 Fastenal Company 65,080,253
1,769,849 Howmet Aerospace, Inc. 78,050,341
263,891 Lincoln Electric Holdings, Inc. 46,128,147
283,209 Old Dominion Freight Line, Inc. 106,673,502
367,079 Quanta Services, Inc. 61,346,242
1,006,130 Timken Company 69,543,706
266,384 United Rentals, Inc. 108,223,828
Total 671,839,998
Information Technology (10.7%)
184,880 ANSYS, Inc.
a
51,444,709
1,112,900 Ciena Corporation
a
46,964,380
Shares Common Stock (95.2%) Value
Information Technology (10.7%) - continued
2,696,195 Dropbox, Inc.
a
$ 70,909,928
353,864 Enphase Energy, Inc.
a
28,160,497
325,358 NICE, Ltd. ADR
a
50,219,007
818,291 ON Semiconductor Corporation
a
51,257,748
918,334 Trimble, Inc.
a
43,281,082
1,004,076 Wolfspeed , Inc.
a
33,977,932
Total 376,215,283
Materials (8.0%)
1,579,130 Ball Corporation 76,035,109
802,182 PPG Industries, Inc. 98,483,884
1,011,019 Steel Dynamics, Inc. 107,683,634
Total 282,202,627
Real Estate (4.5%)
582,208 Alexandria Real Estate Equities,
Inc. 54,221,031
337,498 Camden Property Trust 28,646,830
360,459 SBA Communications Corporation 75,202,561
Total 158,070,422
Utilities (5.1%)
1,356,927 Alliant Energy Corporation 66,204,468
1,747,173 CenterPoint Energy, Inc. 46,964,010
2,584,247 NiSource, Inc. 65,019,655
Total 178,188,133
Total Common Stock
(cost $2,974,610,319) 3,339,290,572
Shares Short-Term Investments ( 4.8% ) Value
Thrivent Core Short-Term Reserve
Fund
16,931,040 5.690% 169,310,395
Total Short-Term Investments
(cost $169,282,257) 169,310,395
Total Investments (cost
$3,143,892,576) 100.0% $3,508,600,967
Other Assets and Liabilities, Net
<0.1% 1,303,566
Total Net Assets 100.0% $3,509,904,533
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $740,114,342
Gross unrealized depreciation (376,491,975)
Net unrealized appreciation (depreciation) $363,622,367
Cost for federal income tax purposes $3,144,978,600

Mid Cap Stock Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 26,377,009 26,377,009 – –
Consumer Discretionary 462,643,556 462,643,556 – –
Consumer Staples 159,157,196 159,157,196 – –
Energy 184,286,114 184,286,114 – –
Financials 564,601,325 564,601,325 – –
Health Care 275,708,909 275,708,909 – –
Industrials 671,839,998 671,839,998 – –
Information Technology 376,215,283 376,215,283 – –
Materials 282,202,627 282,202,627 – –
Real Estate 158,070,422 158,070,422 – –
Utilities 178,188,133 178,188,133 – –
Subtotal Investments in Securities $3,339,290,572 $3,339,290,572 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 169,310,395
Subtotal Other Investments $169,310,395
Total Investments at Value $3,508,600,967
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $174,339 $588,391 $593,420 $169,310 16,931 4.8%
Total Affiliated Short-Term Investments 174,339 169,310 4.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 357,216 357,216 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $174,339 $169,310
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $– $– $– $8,942
Total Income/Non Cash Income from Affiliated Investments $8,942
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 149
Total Affiliated Income from Securities Loaned, Net $149
Total $– $– $–

Mid Cap Value Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.3% ) Value
Communications Services (2.6%)
27,659 Imax Corporation
a
$ 503,670
35,573 Warner Brothers Discovery, Inc.
a
353,596
Total 857,266
Consumer Discretionary (10.3%)
2,994 Aptiv plc
a
261,077
7,583 Cedar Fair, LP 269,196
13,272 Cheesecake Factory, Inc. 412,361
4,383 D.R. Horton, Inc. 457,585
11,630 eBay, Inc. 456,245
4,430 Lear Corporation 574,837
8,920 PUMA SE 505,480
12,625 Six Flags Entertainment
Corporation
a
251,237
8,837 Tapestry, Inc. 243,548
Total 3,431,566
Consumer Staples (7.2%)
4,733 Dollar Tree, Inc.
a
525,789
4,922 Lamb Weston Holdings, Inc. 441,995
4,980 Reckitt Benckiser Group plc 333,197
6,655 Sysco Corporation 442,491
16,652 US Foods Holding Corporation
a
648,429
Total 2,391,901
Energy (8.9%)
3,891 Chesapeake Energy Corporation 334,937
12,137 Coterra Energy, Inc. 333,767
17,742 Enterprise Products Partners, LP 462,002
9,560 Helmerich & Payne, Inc. 378,289
2,923 Marathon Petroleum Corporation 442,104
9,650 Noble Corporation plc 450,559
2,334 Pioneer Natural Resources
Company 557,826
Total 2,959,484
Financials (18.5%)
6,201 Allstate Corporation 794,534
5,442 Capital One Financial Corporation 551,220
22,399 Carlyle Group, Inc. 616,869
2,700 Cboe Global Markets, Inc. 442,503
8,408 Comerica, Inc. 331,275
19,287 Equitable Holdings, Inc. 512,456
4,403 M&T Bank Corporation 496,438
2,437 Raymond James Financial, Inc. 232,587
2,940 Selective Insurance Group, Inc. 306,083
7,886 Synovus Financial Corporation 205,588
10,319 Texas Capital Bancshares, Inc.
a
568,164
8,484 Voya Financial, Inc. 566,477
6,979 Wintrust Financial Corporation 521,262
Total 6,145,456
Health Care (7.4%)
23,248 Avantor, Inc.
a
405,213
14,545 Baxter International, Inc. 471,694
4,614 Cardinal Health, Inc. 419,874
3,497 Laboratory Corporation of America
Holdings 698,456
3,849 Universal Health Services, Inc. 484,550
Total 2,479,787
Shares Common Stock (98.3%) Value
Industrials (16.9%)
3,765 AGCO Corporation $ 431,695
19,134 Barnes Group, Inc. 397,796
4,133 Booz Allen Hamilton Holding
Corporation 495,671
1,667 Carlisle Companies, Inc. 423,568
21,899 Flowserve Corporation 804,131
3,435 General Dynamics Corporation 828,900
8,369 Hexcel Corporation 518,209
4,082 JB Hunt Transport Services, Inc. 701,573
19,505 Sensata Technologies Holding plc 621,819
17,407 Southwest Airlines Company 386,958
Total 5,610,320
Information Technology (7.8%)
6,798 CommVault Systems, Inc.
a
444,249
3,286 Jabil, Inc. 403,521
18,095 Knowles Corporation
a
235,054
7,081 MKS Instruments, Inc. 464,938
2,651 ON Semiconductor Corporation
a
166,059
3,602 PTC, Inc.
a
505,793
9,320 Western Digital Corporation
a
374,198
Total 2,593,812
Materials (7.5%)
13,452 Alcoa Corporation 344,909
13,007 Axalta Coating Systems, Ltd.
a
341,174
10,587 Berry Plastics Group, Inc. 582,285
5,907 Celanese Corporation 676,410
6,751 CF Industries Holdings, Inc. 538,595
Total 2,483,373
Real Estate (5.4%)
2,013 AvalonBay Communities, Inc. 333,635
3,232 CBRE Group, Inc.
a
224,107
29,069 Healthcare Realty Trust, Inc. 417,140
31,215 Host Hotels & Resorts, Inc. 483,208
3,140 Simon Property Group, Inc. 345,055
Total 1,803,145
Utilities (5.8%)
7,713 Alliant Energy Corporation 376,317
4,757 Constellation Energy Corporation 537,161
4,488 DTE Energy Company 432,553
22,749 NiSource, Inc. 572,365
Total 1,918,396
Total Common Stock
(cost $33,267,299) 32,674,506
Shares Short-Term Investments ( 1.5% ) Value
Thrivent Core Short-Term Reserve
Fund
48,849 5.690% 488,489
Total Short-Term Investments
(cost $488,489) 488,489
Total Investments (cost
$33,755,788) 99.8% $33,162,995
Other Assets and Liabilities, Net
0.2% 72,870
Total Net Assets 100.0% $33,235,865

Mid Cap Value Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Non-income producing security.
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $3,033,286
Gross unrealized depreciation (3,657,523)
Net unrealized appreciation (depreciation) ($624,237)
Cost for federal income tax purposes $33,787,232
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 857,266 857,266 – –
Consumer Discretionary 3,431,566 2,926,086 505,480 –
Consumer Staples 2,391,901 2,058,704 333,197 –
Energy 2,959,484 2,959,484 – –
Financials 6,145,456 6,145,456 – –
Health Care 2,479,787 2,479,787 – –
Industrials 5,610,320 5,610,320 – –
Information Technology 2,593,812 2,593,812 – –
Materials 2,483,373 2,483,373 – –
Real Estate 1,803,145 1,803,145 – –
Utilities 1,918,396 1,918,396 – –
Subtotal Investments in Securities $32,674,506 $31,835,829 $838,677 $–
Other Investments  * Total
Affiliated Short-Term Investments 488,489
Subtotal Other Investments $488,489
Total Investments at Value $33,162,995
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $462 $18,854 $18,828 $488 49 1.5%
Total Affiliated Short-Term Investments 462 488 1.5
Total Value $462 $488
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $– $– $– $45
Total Income/Non Cash Income from Affiliated Investments $45
Total $– $– $–

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.3% )
a
Value
Basic Materials (<0.1%)
Arsenal AIC Parent, LLC, Term
Loan
$ 131,902
9.883%,  (TSFR3M +
4.500%), 8/18/2030
b
$ 131,478
Grinding Media, Inc., Term Loan
155,909
9.684%,  (TSFR3M +
4.000%), 10/12/2028
b,c
151,232
INEOS US Petrochem, LLC, Term
Loan
395,887
8.189%,  (TSFR1M +
2.750%), 1/29/2026
b
388,370
Lummus Technology Holdings V,
LLC, Term Loan
142,464
8.939%,  (TSFR1M +
3.500%), 6/30/2027
b
141,414
Spectrum Group Buyer, Inc., Term
Loan
140,400
11.953%,  (TSFR6M +
6.500%), 5/19/2028
b
131,757
Total 944,251
Capital Goods (0.2%)
Ali Group North America
Corporation, Term Loan
203,681
7.439%,  (TSFR1M +
2.000%), 7/22/2029
b
203,330
Brookfield WEC Holdings, Inc.,
Term Loan
338,519
8.189%,  (TSFR1M +
2.750%), 8/1/2025
b
337,937
BW Holding, Inc., Term Loan
147,005
9.573%,  (TSFR3M +
4.000%), 12/14/2028
b
129,670
Chart Industries, Inc., Term Loan
132,966
8.665%,  (TSFR1M +
3.250%), 3/17/2030
b
132,523
Charter Next Generation, Inc.,
Term Loan
381,124
9.189%,  (TSFR1M +
3.750%), 12/1/2027
b
370,643
Clydesdale Acquisition Holdings,
Inc., Term Loan
392,030
9.599%,  (TSFR1M +
4.175%), 4/13/2029
b
378,670
Cornerstone Building Brands, Inc.,
Term Loan
375,512
8.685%,  (TSFR1M +
3.250%), 4/12/2028
b
355,955
Emerald Debt Merger Sub, LLC,
Term Loan
296,720
8.324%,  (TSFR1M +
3.000%), 5/31/2030
b
295,931
EnergySolutions, LLC, Term Loan
105,911
9.382%,  (TSFR3M +
4.000%), 9/18/2030
b
105,090
Foley Products Company, LLC,
Term Loan
126,135
10.290%,  (TSFR3M +
4.750%), 2/16/2029
b
125,662
Proampac PG Borrower, LLC, Term
Loan
213,576
10.585%,  (PRIME + 3.500%),
9/26/2028
b
210,507
Principal
Amount Bank Loans (1.3%)
a
Value
Capital Goods (0.2%) - continued
Quikrete Holdings, Inc., Term Loan
$ 129,653
8.064%,  (TSFR1M +
2.625%), 1/31/2027
b
$ 129,291
320,125
8.189%,  (TSFR1M +
2.750%), 3/18/2029
b
319,760
Smyrna Ready Mix Concrete, LLC,
Term Loan
275,628
9.674%,  (TSFR1M +
4.250%), 4/1/2029
b,c
275,628
TK Elevator U.S. Newco, Inc., Term
Loan
231,669
9.381%,  (TSFR6M +
3.500%), 7/31/2027
b
229,904
TransDigm, Inc., Term Loan
607,547
8.640%,  (TSFR3M +
3.250%), 8/24/2028
b
606,587
Vertiv Group Corporation, Term
Loan
227,659
8.179%,  (TSFR1M +
2.750%), 3/2/2027
b
227,033
Total 4,434,121
Communications Services (0.2%)
Altice France SA/France, Term
Loan
473,379
10.894%,  (TSFR3M +
5.500%), 8/31/2028
b
419,532
CCI Buyer, Inc., Term Loan
183,122
9.390%,  (TSFR3M +
4.000%), 12/17/2027
b
179,002
Cengage Learning, Inc., Term
Loan
151,454
10.406%,  (TSFR3M +
4.750%), 7/14/2026
b
149,648
Charter Communications
Operating, LLC, Term Loan
570,062
7.133%,  (TSFR1M +
1.750%), 2/1/2027
b
568,506
Clear Channel Outdoor Holdings,
Inc., Term Loan
413,042
9.145%,  (TSFR3M +
3.500%), 8/21/2026
b
395,830
CMG Media Corporation, Term
Loan
278,783
8.990%,  (TSFR3M +
3.500%), 12/17/2026
b
250,208
Crown Subsea Communications
Holding, Inc., Term Loan
139,500
10.429%,  (TSFR1M +
5.000%), 4/27/2027
b
139,267
189,470
10.679%,  (TSFR1M +
5.250%), 4/27/2027
b
189,233
DIRECTV Financing, LLC, Term
Loan
504,300
10.439%,  (TSFR1M +
5.000%), 8/2/2027
b
489,983
Level 3 Financing, Inc., Term Loan
238,000
7.189%,  (TSFR1M +
1.750%), 3/1/2027
b
221,802
Lumen Technologies, Inc., Term
Loan
292,680
7.689%,  (TSFR1M +
2.250%), 3/15/2027
b
219,647

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Communications Services (0.2%) - continued
McGraw-Hill Education, Inc., Term
Loan
$ 268,116
10.189%,  (TSFR1M +
4.750%), 7/30/2028
b
$ 253,608
MH Sub I, LLC, Term Loan
353,381
9.574%,  (TSFR1M +
4.250%), 5/3/2028
b
337,281
NEP Group, Inc., Term Loan
151,411
8.689%,  (TSFR1M +
3.250%), 10/20/2025
b
136,107
Playtika Holding Corporation, Term
Loan
182,132
8.189%,  (TSFR1M +
2.750%), 3/11/2028
b
176,109
Radiate Holdco, LLC, Term Loan
296,551
8.689%,  (TSFR1M +
3.250%), 9/25/2026
b
244,711
RLG Holdings, LLC, Term Loan
147,004
9.689%,  (TSFR1M +
4.250%), 7/8/2028
b
135,520
SBA Senior Finance II, LLC, Term
Loan
201,568
7.180%,  (TSFR1M +
1.750%), 4/11/2025
b
201,415
UPC Financing Partnership, Term
Loan
139,000
8.374%,  (TSFR1M +
3.000%), 1/31/2029
b
136,105
Virgin Media Bristol, LLC, Term
Loan
347,000
7.949%,  (TSFR1M +
2.500%), 1/31/2028
b
336,809
Zayo Group Holdings, Inc., Term
Loan
293,000
8.439%,  (TSFR1M +
3.000%), 3/9/2027
b
246,533
Ziggo Financing Partnership, Term
Loan
234,000
7.949%,  (TSFR1M +
2.500%), 4/30/2028
b
228,765
Total 5,655,621
Consumer Cyclical (0.2%)
1011778 B.C., ULC, Term Loan
567,589
7.574%,  (TSFR1M +
2.250%), 9/21/2030
b
561,771
AlixPartners, LLP, Term Loan
160,355
8.189%,  (TSFR1M +
2.750%), 2/4/2028
b
160,124
Allied Universal Holdco, LLC, Term
Loan
566,222
9.174%,  (TSFR1M +
3.750%), 5/14/2028
b
536,711
Alterra Mountain Company, Term
Loan
178,182
8.939%,  (TSFR1M +
3.500%), 8/17/2028
b
177,959
Caesars Entertainment, Inc., Term
Loan
348,250
8.674%,  (TSFR1M +
3.250%), 2/6/2030
b
346,558
Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Cyclical (0.2%) - continued
Carnival Corporation, Term Loan
$ 180,543
8.336%,  (TSFR1M +
3.000%), 8/8/2027
b
$ 177,157
187,096
8.689%,  (TSFR1M +
3.250%), 10/18/2028
b
183,432
Cinemark USA, Inc., Term Loan
151,989
9.094%,  (TSFR3M +
3.750%), 5/24/2030
b
151,609
Clarios Global, LP, Term Loan
318,841
9.074%,  (TSFR1M +
3.750%), 5/4/2030
b
318,044
Delta 2 Lux SARL, Term Loan
338,000
7.574%,  (TSFR1M +
2.250%), 1/15/2030
b
337,682
Ensemble RCM, LLC, Term Loan
128,332
9.233%,  (TSFR3M +
3.750%), 8/1/2026
b
128,229
Fertitta Entertainment, LLC/NV,
Term Loan
138,593
9.324%,  (TSFR1M +
4.000%), 1/27/2029
b
135,354
First Brands Group, LLC, Term
Loan
183,588
10.881%,  (TSFR6M +
5.000%), 3/30/2027
b
180,757
GoDaddy Operating Company,
LLC, Term Loan
223,315
7.824%,  (TSFR1M +
2.500%), 11/10/2029
b
223,367
Great Outdoors Group, LLC, Term
Loan
315,778
9.402%,  (TSFR3M +
3.750%), 3/5/2028
b
312,948
Harbor Freight Tools USA, Inc.,
Term Loan
280,112
8.189%,  (TSFR1M +
2.750%), 10/19/2027
b
276,289
Hilton Worldwide Finance, LLC,
Term Loan
342,000
7.174%,  (TSFR1M +
1.750%), 6/21/2026
b
341,556
IRB Holding Corporation, Term
Loan
325,521
8.424%,  (TSFR1M +
3.000%), 12/15/2027
b
321,722
Light & Wonder International, Inc.,
Term Loan
343,521
8.435%,  (TSFR1M +
3.000%), 4/14/2029
b
342,395
Petco Health & Wellness
Company, Inc., Term Loan
147,085
8.902%,  (TSFR3M +
3.250%), 3/4/2028
b
143,653
PetSmart, LLC, Term Loan
445,443
9.174%,  (TSFR1M +
3.750%), 2/12/2028
b
439,412
Pilot Travel Centers, LLC, Term
Loan
382,114
7.424%,  (TSFR1M +
2.000%), 8/6/2028
b
381,877
Prime Security Services Borrower,
LLC, Term Loan
168,675
7.950%,  (TSFR1M +
2.500%), 10/13/2030
b
168,253

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Cyclical (0.2%) - continued
Scientific Games Holdings, LP,
Term Loan
$ 231,660
8.914%,  (TSFR3M +
3.500%), 4/4/2029
b
$ 227,520
Staples, Inc., Term Loan
221,678
10.634%,  (LIBOR 1M +
5.000%), 4/12/2026
b
190,229
Stars Group Holdings BV, Term
Loan
133,636
7.902%,  (TSFR3M +
2.250%), 7/21/2026
b
133,495
Uber Technologies, Inc., Term
Loan
165,731
8.159%,  (TSFR3M +
2.750%), 3/3/2030
b
165,507
UFC Holdings, LLC, Term Loan
222,416
8.399%,  (TSFR3M +
2.750%), 4/29/2026
b
222,076
Total 7,285,686
Consumer Non-Cyclical (0.2%)
AI Aqua Merger Sub, Inc., Term
Loan
327,727
9.082%,  (TSFR1M +
3.750%), 7/30/2028
b
321,136
Alltech, Inc., Term Loan
138,094
9.439%,  (TSFR1M +
4.000%), 10/15/2028
b,c
134,642
Amneal Pharmaceuticals, LLC,
Term Loan
314,166
8.939%,  (TSFR1M +
3.500%), 5/4/2025
b
306,928
Bausch + Lomb Corporation, Term
Loan
356,391
8.755%,  (TSFR3M +
3.250%), 5/10/2027
b
340,631
148,911
9.324%,  (TSFR1M +
4.000%), 9/29/2028
b
142,954
Chobani, LLC, Term Loan
142,531
8.939%,  (TSFR1M +
3.500%), 10/23/2027
b
142,130
DaVita, Inc., Term Loan
114,372
7.189%,  (TSFR1M +
1.750%), 8/12/2026
b
112,986
Elanco Animal Health, Inc., Term
Loan
179,670
7.165%,  (TSFR1M +
1.750%), 8/1/2027
b
175,336
Froneri U.S., Inc., Term Loan
347,409
7.674%,  (TSFR1M +
2.250%), 1/31/2027
b
345,311
Gainwell Acquisition Corporation,
Term Loan
497,761
9.490%,  (TSFR3M +
4.000%), 10/1/2027
b
474,949
ICON Luxembourg SARL, Term
Loan
361,079
7.902%,  (TSFR3M +
2.250%), 7/1/2028
b
361,162
Jazz Financing Lux SARL, Term
Loan
448,903
8.939%,  (TSFR1M +
3.500%), 5/5/2028
b
448,652
Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Non-Cyclical (0.2%) - continued
LifePoint Health, Inc., Term Loan
$ 130,164
0.000%,  (TSFR3M +
3.750%), 11/16/2025
b,d,e
$ 129,151
176,485
11.157%,  (TSFR3M +
5.500%), 11/16/2028
b
166,420
Medline Borrower, LP, Term Loan
824,628
8.689%,  (TSFR1M +
3.250%), 10/21/2028
b
818,963
Organon & Company, Term Loan
413,355
8.451%,  (TSFR1M +
3.000%), 6/2/2028
b
412,012
Packaging Coordinators Midco,
Inc., Term Loan
134,962
9.152%,  (TSFR3M +
3.500%), 11/30/2027
b
133,106
Phoenix Newco, Inc., Term Loan
316,593
8.689%,  (TSFR1M +
3.250%), 11/15/2028
b
312,557
PRA Health Sciences, Inc., Term
Loan
89,963
7.902%,  (TSFR3M +
2.250%), 7/1/2028
b
89,984
Reynolds Consumer Products,
LLC, Term Loan
258,627
7.174%,  (TSFR1M +
1.750%), 2/4/2027
b
257,856
Select Medical Corporation, Term
Loan
228,428
8.324%,  (TSFR1M +
3.000%), 3/6/2027
b
227,500
Sotera Health Holdings, LLC, Term
Loan
288,100
8.395%,  (TSFR3M +
2.750%), 12/11/2026
b
285,075
Star Parent, Inc., Term Loan
326,800
9.386%,  (TSFR3M +
4.000%), 9/28/2030
b
310,993
Total 6,450,434
Energy (<0.1%)
Buckeye Partners, LP, Term Loan
226,669
7.666%,  (TSFR1M +
2.250%), 11/1/2026
b
226,363
CQP Holdco, LP, Term Loan
455,342
8.990%,  (TSFR3M +
3.500%), 6/4/2028
b
454,677
GIP II Blue Holding, LP, Term Loan
78,485
9.939%,  (TSFR1M +
4.500%), 9/29/2028
b
78,471
GIP III Stetson I, LP, Term Loan
121,312
9.574%,  (TSFR1M +
4.250%), 7/18/2025
b
121,197
64,576
0.000%,  (TSFR1M +
4.250%), 10/5/2028
b,d,e
64,112
ITT Holdings, LLC, Term Loan
183,761
0.000%,  (TSFR1M +
3.250%), 10/5/2030
b,d,e
181,234

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Energy (<0.1%) - continued
Oryx Midstream Services Permian
Basin, LLC, Term Loan
$ 104,190
8.692%,  (TSFR1M +
3.250%), 10/5/2028
b
$ 103,959
Total 1,230,013
Financials (0.1%)
Acrisure, LLC, Term Loan
213,785
8.939%,  (TSFR1M +
3.500%), 2/15/2027
b
207,871
Alliant Holdings Intermediate, LLC,
Term Loan
89,092
8.835%,  (TSFR1M +
3.500%), 11/6/2027
b
88,749
AmWINS Group, Inc., Term Loan
343,470
7.689%,  (TSFR1M +
2.250%), 2/19/2028
b
340,231
Asurion, LLC, Term Loan
455,318
8.689%,  (TSFR1M +
3.250%), 12/23/2026
b
439,382
44,546
9.674%,  (TSFR1M +
4.250%), 8/19/2028
b
42,472
Edelman Financial Engines Center,
LLC, Term Loan
94,038
8.939%,  (TSFR1M +
3.500%), 4/7/2028
b
92,284
First Eagle Holdings, Inc., Term
Loan
93,007
7.990%,  (TSFR3M +
2.500%), 2/2/2027
b
91,909
FleetCor Technologies Operating
Company, LLC, Term  Loan
182,139
7.174%,  (TSFR1M +
1.750%), 4/30/2028
b
181,632
Focus Financial Partners, LLC,
Term Loan
156,812
8.574%,  (TSFR1M +
3.250%), 6/30/2028
b
156,009
Howden Group Holdings, Ltd.,
Term Loan
93,043
8.750%,  (LIBOR 1M +
3.250%), 11/12/2027
b
92,208
HUB International, Ltd., Term Loan
408,500
9.662%,  (TSFR3M +
4.250%), 6/20/2030
b
408,210
Hudson River Trading, LLC, Term
Loan
97,995
8.439%,  (TSFR1M +
3.000%), 3/18/2028
b
96,470
Jane Street Group, LLC, Term
Loan
183,117
8.189%,  (TSFR1M +
2.750%), 1/26/2028
b
182,522
Osaic Holdings, Inc., Term Loan
78,067
9.824%,  (TSFR1M +
4.500%), 8/16/2028
b
77,618
Sedgwick Claims Management
Services, Inc., Term Loan
153,230
9.074%,  (TSFR1M +
3.750%), 2/24/2028
b
152,560
Trans Union, LLC, Term Loan
245,408
7.689%,  (TSFR1M +
2.250%), 12/1/2028
b
244,810
Principal
Amount Bank Loans (1.3%)
a
Value
Financials (0.1%) - continued
USI, Inc./NY, Term Loan
$ 338,580
9.140%,  (TSFR3M +
3.750%), 11/22/2029
b
$ 337,381
VFH Parent, LLC, Term Loan
137,610
8.427%,  (TSFR1M +
3.000%), 1/13/2029
b
136,493
Total 3,368,811
Technology (0.3%)
Amentum Government Services
Holdings, LLC, Term  Loan
226,704
9.335%,  (TSFR1M +
4.000%), 2/15/2029
b
221,250
AthenaHealth Group, Inc., Term
Loan
615,321
8.577%,  (TSFR1M +
3.250%), 2/15/2029
b
595,212
Boxer Parent Company, Inc., Term
Loan
346,902
9.189%,  (TSFR1M +
3.750%), 10/2/2025
b
346,360
Central Parent, Inc., Term Loan
405,932
9.406%,  (TSFR3M +
4.000%), 7/6/2029
b
403,278
Cloud Software Group, Inc., Term
Loan
460,100
9.990%,  (TSFR3M +
4.500%), 3/30/2029
b,d,e
436,571
Coherent Corporation, Term Loan
209,341
8.189%,  (TSFR1M +
2.750%), 7/1/2029
b
208,621
CommScope, Inc., Term Loan
140,071
8.689%,  (TSFR1M +
3.250%), 4/4/2026
b
119,702
CoreLogic, Inc., Term Loan
178,633
8.939%,  (TSFR1M +
3.500%), 6/2/2028
b
162,174
Cornerstone OnDemand, Inc.,
Term Loan
249,467
9.189%,  (TSFR1M +
3.750%), 10/15/2028
b
235,248
Dcert Buyer, Inc., Term Loan
276,138
9.324%,  (TSFR1M +
4.000%), 10/16/2026
b
270,745
Dun & Bradstreet Corporation,
Term Loan
271,133
8.176%,  (TSFR1M +
2.750%), 2/8/2026
b
270,710
Entegris, Inc., Term Loan
105,738
7.890%,  (TSFR1M +
2.500%), 7/6/2029
b
105,776
Gen Digital, Inc., Term Loan
246,480
7.424%,  (TSFR1M +
2.000%), 9/12/2029
b
244,118
Genesys Cloud Services Holdings
II, LLC, Term Loan
226,669
9.439%,  (TSFR1M +
4.000%), 12/1/2027
b
226,291
GTCR W Merger Sub, LLC, Term
Loan
447,200
0.000%,  (TSFR1M +
3.000%), 9/20/2030
b,d,e
443,658

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Technology (0.3%) - continued
Informatica, LLC, Term Loan
$ 227,688
8.189%,  (TSFR1M +
2.750%), 10/29/2028
b
$ 226,764
Magenta Buyer, LLC, Term Loan
245,495
10.645%,  (TSFR3M +
5.000%), 7/27/2028
b
171,846
McAfee Corporation, Term Loan
468,258
9.165%,  (TSFR1M +
3.750%), 3/1/2029
b
446,896
Mitchell International, Inc., Term
Loan
285,106
9.189%,  (TSFR1M +
3.750%), 10/15/2028
b
277,858
MKS Instruments, Inc., Term Loan
409,860
7.819%,  (TSFR1M +
2.500%), 8/17/2029
b
406,102
Open Text Corporation, Term Loan
344,911
8.174%,  (TSFR1M +
2.750%), 1/31/2030
b
344,528
Peraton Corporation, Term Loan
706,110
9.174%,  (TSFR1M +
3.750%), 2/1/2028
b
691,987
Polaris Newco, LLC, Term Loan
277,201
9.439%,  (TSFR1M +
4.000%), 6/4/2028
b
261,262
Project Alpha Intermediate
Holding, Inc., Term Loan
285,000
10.074%,  (TSFR1M +
4.750%), 10/26/2030
b
276,228
Proofpoint, Inc., Term Loan
302,917
8.689%,  (TSFR1M +
3.250%), 8/31/2028
b
297,531
RealPage, Inc., Term Loan
231,636
8.439%,  (TSFR1M +
3.000%), 4/22/2028
b
226,184
Tempo Acquisition, LLC, Term
Loan
222,741
8.074%,  (TSFR1M +
2.750%), 8/31/2028
b
222,394
UKG, Inc., Term Loan
486,053
8.764%,  (TSFR3M +
3.250%), 5/3/2026
b
483,068
Verscend Holding Corporation,
Term Loan
334,502
9.439%,  (TSFR1M +
4.000%), 8/27/2025
b
334,013
Total 8,956,375
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
498,150
10.427%,  (TSFR3M +
4.750%), 4/20/2028
b
504,377
Air Canada, Term Loan
432,151
9.128%,  (TSFR3M +
3.500%), 8/11/2028
b
431,395
Brown Group Holding, LLC, Term
Loan
182,999
8.174%,  (TSFR1M +
2.750%), 6/7/2028
b
179,491
Principal
Amount Bank Loans (1.3%)
a
Value
Transportation (0.1%) - continued
Genesee & Wyoming, Inc., Term
Loan
$ 227,641
7.490%,  (TSFR3M +
2.000%), 12/30/2026
b
$ 227,356
Mileage Plus Holdings, LLC, Term
Loan
183,750
10.798%,  (TSFR3M +
5.250%), 6/20/2027
b
189,086
SkyMiles IP, Ltd., Term Loan
388,800
9.166%,  (TSFR3M +
3.750%), 10/20/2027
b
397,793
United Airlines, Inc., Term Loan
333,945
9.189%,  (TSFR1M +
3.750%), 4/21/2028
b
332,693
Total 2,262,191
Utilities (<0.1%)
PG&E Corporation, Term Loan
333,889
8.439%,  (TSFR1M +
3.000%), 6/23/2025
b
333,055
Talen Energy Supply, LLC, Term
Loan
142,975
9.877%,  (TSFR3M +
4.500%), 5/17/2030
b
142,694
Total 475,749
Total Bank Loans
(cost $41,284,483) 41,063,252
Shares
Registered Investment
Companies ( 44.0% ) Value
U.S. Affiliated  (43.4%)
7,729,230 Thrivent Core Emerging Markets
Debt Fund 56,191,499
2,114,247 Thrivent Core Emerging Markets
Equity Fund 17,083,117
1,132,108 Thrivent Core International Equity
Fund 10,324,821
4,147,615 Thrivent Core Low Volatility Equity
Fund 45,872,627
4,049,747 Thrivent Core Mid Cap Value Fund 37,379,166
5,424,995 Thrivent Core Small Cap Value
Fund 46,166,709
2,787,922 Thrivent Global Stock Fund, Class
S 67,356,195
10,132,007 Thrivent High Yield Fund, Class S 39,920,108
15,427,232 Thrivent Income Fund, Class S 115,087,147
13,013,039 Thrivent International Allocation
Fund, Class S 119,459,699
17,688,709 Thrivent Large Cap Growth Fund,
Class S 278,420,276
10,940,628 Thrivent Large Cap Value Fund,
Class S 277,454,328
5,797,750 Thrivent Limited Maturity Bond
Fund, Class S 68,819,296
5,014,977 Thrivent Mid Cap Stock Fund,
Class S 148,393,177

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (44.0%) Value
U.S. Affiliated  (43.4%)- continued
1,596,231 Thrivent Small Cap Stock Fund,
Class S $ 39,426,903
Total 1,367,355,068
U.S. Unaffiliated  (0.6%)
10,013 Communication Services Select
Sector SPDR Fund 648,041
3,971 Invesco QQQ Trust Series 1
f
1,393,305
15,668 SPDR Bloomberg High Yield Bond
ETF
f
1,393,199
38,152 SPDR S&P 500 ETF Trust 15,955,167
2,943 SPDR S&P Biotech ETF 194,915
1,538 SPDR S&P Oil & Gas Exploration
ETF 223,348
Total 19,807,975
Total Registered Investment
Companies (cost $1,144,325,030) 1,387,163,043
Principal
Amount Long-Term Fixed Income ( 20.7% ) Value
Asset-Backed Securities (0.6%)
510 Asset Backed Trust
$ 850,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
g,h
719,874
720 East CLO I, Ltd.
900,000
8.666%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
b,g
904,281
300,000
9.666%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,g
302,150
Access Group, Inc.
27,915
5.935%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
b,g
27,426
AMSR Trust
1,000,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
g
822,646
1,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
g
1,311,601
600,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
g
523,566
Ares XL CLO, Ltd.
875,000
8.456%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
b,g
855,474
CMFT Net Lease Master Issuer,
LLC
550,680
2.090%,  7/20/2051, Ser.
2021-1, Class A1
g
437,030
Commonbond Student Loan Trust
26,532
5.939%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
b,g
25,858
Dryden 36 Senior Loan Fund
700,000
7.706%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,g
688,814
Foundation Finance Trust
333,923
1.270%,  5/15/2041, Ser.
2021-1A, Class A
g
290,530
Principal
Amount Long-Term Fixed Income (20.7%) Value
Asset-Backed Securities (0.6%) - continued
FRTKL Trust
$ 1,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
g
$ 908,738
GSAA Home Equity Trust
1,534,801
4.467%,  8/25/2034, Ser.
2004-10, Class M2
b,h
1,298,083
Harley Marine Financing, LLC
1,934,337
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,927,120
Home Partners of America Trust
1,058,915
2.302%,  12/17/2026, Ser.
2021-2, Class B
g
930,747
855,501
2.078%,  9/17/2041, Ser.
2021-1, Class C
g
689,309
Laurel Road Prime Student Loan
Trust
355,883
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,g
328,046
Longfellow Place CLO, Ltd.
420,527
7.956%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
b,g
419,857
National Collegiate Trust
197,101
5.734%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,g
190,648
Oak Street Investment
664,395
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
g
588,925
Preston Ridge Partners Mortgage
Trust, LLC
539,704
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,g
517,092
Pretium Mortgage Credit Partners,
LLC
477,091
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
g,h
461,479
283,538
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
g,h
273,542
VCAT Asset Securitization, LLC
425,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
g,h
399,233
Vericrest Opportunity Loan
Transferee
417,984
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
g,h
388,326
294,445
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
g,h
273,816
375,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
g,h
284,856
375,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
g,h
277,849
Wind River CLO, Ltd.
525,000
7.677%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
b,g
521,665
Total 17,588,581
Basic Materials (0.2%)
Alcoa Nederland Holding BV
165,000 5.500%,  12/15/2027
g
156,367

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Basic Materials (0.2%) - continued
Anglo American Capital plc
$ 300,000 3.875%,  3/16/2029
g
$ 265,709
ATI, Inc.
116,000 7.250%,  8/15/2030 111,671
Cascades, Inc./Cascades USA,
Inc.
180,000 5.125%,  1/15/2026
g
170,843
Chemours Company
140,000 5.750%,  11/15/2028
g
118,405
Cleveland-Cliffs, Inc.
180,000 5.875%,  6/1/2027
f
171,500
80,000 4.625%,  3/1/2029
g
68,952
Consolidated Energy Finance SA
295,000 5.625%,  10/15/2028
g
242,401
EIDP, Inc.
227,000 4.500%,  5/15/2026 220,407
First Quantum Minerals, Ltd.
303,000 6.875%,  10/15/2027
g
258,073
FMC Corporation
230,000 5.150%,  5/18/2026 222,061
Glencore Funding, LLC
228,000 3.375%,  9/23/2051
g
130,762
325,000 4.000%,  3/27/2027
g
303,100
234,000 6.125%,  10/6/2028
g
231,974
Hecla Mining Company
110,000 7.250%,  2/15/2028 105,023
Hudbay Minerals, Inc.
192,000 4.500%,  4/1/2026
g
178,697
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
128,000 9.000%,  7/1/2028
f,g
119,590
International Flavors & Fragrances,
Inc.
272,000 1.230%,  10/1/2025
g
245,219
Methanex Corporation
162,000 4.250%,  12/1/2024 158,186
Mineral Resources, Ltd.
35,000 9.250%,  10/1/2028
g
35,000
Mosaic Company
285,000 4.050%,  11/15/2027 265,972
Novelis Corporation
90,000 3.250%,  11/15/2026
g
80,113
70,000 4.750%,  1/30/2030
g
59,393
90,000 3.875%,  8/15/2031
g
70,290
Nutrien, Ltd.
113,000 4.900%,  3/27/2028 108,248
OCI NV
101,000 4.625%,  10/15/2025
g
95,456
Olin Corporation
291,000 5.125%,  9/15/2027 266,793
15,000 5.625%,  8/1/2029 13,638
SCIL IV, LLC/SCIL USA Holdings,
LLC
178,000 5.375%,  11/1/2026
g
157,891
SNF Group SACA
147,000 3.375%,  3/15/2030
g
117,560
SunCoke Energy, Inc.
164,000 4.875%,  6/30/2029
g
137,268
Taseko Mines, Ltd.
125,000 7.000%,  2/15/2026
f,g
113,388
Principal
Amount Long-Term Fixed Income (20.7%) Value
Basic Materials (0.2%) - continued
Unifrax Escrow Issuer Corporation
$ 138,000 5.250%,  9/30/2028
g
$ 93,212
United States Steel Corporation
184,000 6.875%,  3/1/2029 178,759
Total 5,271,921
Capital Goods (0.4%)
Advanced Drainage Systems, Inc.
178,000 6.375%,  6/15/2030
g
168,062
AECOM
265,000 5.125%,  3/15/2027 250,187
Amsted Industries, Inc.
240,000 5.625%,  7/1/2027
g
220,845
15,000 4.625%,  5/15/2030
g
12,101
ARD Finance SA
55,000 6.500%,  6/30/2027
g
32,020
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
210,000 5.250%,  8/15/2027
g
152,645
34,000 5.250%,  8/15/2027
g
24,714
Boeing Company
460,000 5.930%,  5/1/2060 387,000
265,000 5.040%,  5/1/2027 256,599
544,000 5.705%,  5/1/2040 481,206
Bombardier, Inc.
75,000 7.125%,  6/15/2026
g
72,164
186,000 7.875%,  4/15/2027
g
178,927
120,000 6.000%,  2/15/2028
g
106,185
Brand Industrial Services, Inc.
56,000 10.375%,  8/1/2030
g
55,580
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
g
122,173
Canpack SA/Canpack US, LLC
220,000 3.125%,  11/1/2025
g
201,683
Carrier Global Corporation
320,000 2.700%,  2/15/2031 252,732
Chart Industries, Inc.
173,000 7.500%,  1/1/2030
g
169,884
Clean Harbors, Inc.
229,000 6.375%,  2/1/2031
g
217,656
Clydesdale Acquisition Holdings,
Inc.
23,000 6.625%,  4/15/2029
g
20,893
46,000 8.750%,  4/15/2030
g
36,666
CNH Industrial NV
181,000 3.850%,  11/15/2027 166,804
Cornerstone Building Brands, Inc.
119,000 6.125%,  1/15/2029
g
87,001
Covanta Holding Corporation
90,000 4.875%,  12/1/2029
g
70,200
CP Atlas Buyer, Inc.
162,000 7.000%,  12/1/2028
g
123,473
Crown Cork & Seal Company, Inc.
148,000 7.375%,  12/15/2026 150,227
Emerald Debt Merger Sub, LLC
174,000 6.625%,  12/15/2030
g
165,518
GFL Environmental, Inc.
116,000 4.000%,  8/1/2028
g
99,828
250,000 3.500%,  9/1/2028
g
214,059

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Capital Goods (0.4%) - continued
H&E Equipment Services, Inc.
$ 299,000 3.875%,  12/15/2028
g
$ 253,264
Herc Holdings, Inc.
110,000 5.500%,  7/15/2027
g
103,398
Howmet Aerospace, Inc.
378,000 3.000%,  1/15/2029 319,057
343,000 5.950%,  2/1/2037 313,333
Ingersoll Rand, Inc.
60,000 5.700%,  8/14/2033 56,692
John Deere Capital Corporation
186,000 4.950%,  7/14/2028 181,429
Lockheed Martin Corporation
304,000 4.500%,  5/15/2036 266,210
78,000 6.150%,  9/1/2036 79,389
Mauser Packaging Solutions
Holding Company
92,000 9.250%,  4/15/2027
g
76,618
MIWD Holdco II, LLC
93,000 5.500%,  2/1/2030
g
73,819
Mueller Water Products, Inc.
97,000 4.000%,  6/15/2029
g
82,935
Nesco Holdings II, Inc.
170,000 5.500%,  4/15/2029
g
145,775
New Enterprise Stone and Lime
Company, Inc.
196,000 5.250%,  7/15/2028
g
172,968
Nordson Corporation
234,000 5.600%,  9/15/2028 229,684
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 389,813
OI European Group BV
243,000 4.750%,  2/15/2030
g
206,771
Owens-Brockway Glass Container,
Inc.
93,000 6.625%,  5/13/2027
g
88,350
Pactiv Evergreen Group
120,000 4.375%,  10/15/2028
g
102,075
Parker-Hannifin Corporation
570,000 4.500%,  9/15/2029 529,761
PGT Innovations, Inc.
156,000 4.375%,  10/1/2029
g
145,638
Regal Rexnord Corporation
284,000 6.050%,  2/15/2026
g
279,344
Republic Services, Inc.
235,000 2.900%,  7/1/2026 219,634
Roller Bearing Company of
America, Inc.
131,000 4.375%,  10/15/2029
g
111,089
Rolls-Royce plc
86,000 5.750%,  10/15/2027
g
81,491
RTX Corporation
186,000 4.125%,  11/16/2028 170,799
375,000 4.450%,  11/16/2038 299,039
Sealed Air Corporation
144,000 6.125%,  2/1/2028
g
137,062
Silgan Holdings, Inc.
69,000 4.125%,  2/1/2028 60,934
SRM Escrow Issuer, LLC
271,000 6.000%,  11/1/2028
g
250,563
Principal
Amount Long-Term Fixed Income (20.7%) Value
Capital Goods (0.4%) - continued
Textron, Inc.
$ 338,000 3.375%,  3/1/2028 $ 304,096
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
115,000 7.750%,  4/15/2026
g
106,963
Trane Technologies Financing, Ltd.
232,000 3.500%,  3/21/2026 220,377
TransDigm, Inc.
138,000 6.250%,  3/15/2026
g
134,751
584,000 5.500%,  11/15/2027 543,677
Triumph Group, Inc.
148,000 9.000%,  3/15/2028
f,g
143,743
United Rentals North America, Inc.
180,000 4.875%,  1/15/2028 167,000
170,000 4.000%,  7/15/2030 142,857
Veralto Corporation
232,000 5.350%,  9/18/2028
g
224,439
Waste Management, Inc.
239,000 4.875%,  2/15/2034 218,862
Waste Pro USA, Inc.
105,000 5.500%,  2/15/2026
g
96,517
WESCO Distribution, Inc.
200,000 7.250%,  6/15/2028
g
198,730
Total 12,425,978
Collateralized Mortgage Obligations (0.9%)
Alternative Loan Trust
112,112
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 59,715
Arroyo Mortgage Trust
1,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
g,h
802,676
BINOM Securitization Trust
473,913
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,g
390,799
CHL Mortgage Pass-Through Trust
1,215,266
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 459,221
CHNGE Mortgage Trust
844,786
7.100%,  7/25/2058, Ser.
2023-3, Class A1
g,h
838,135
974,272
6.000%,  10/25/2057, Ser.
2022-4, Class A1
g,h
946,473
Citicorp Mortgage Securities, Inc.
400,309
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 333,237
COLT Mortgage Loan Trust
900,843
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,g
727,120
Countrywide Alternative Loan Trust
131,520
3.784%,  10/25/2035, Ser.
2005-43, Class 4A1
b
104,248
592,898
7.000%,  10/25/2037, Ser.
2007-24, Class A10 207,895
Countrywide Home Loans, Inc.
149,612
5.750%,  4/25/2037, Ser.
2007-3, Class A27 66,111
Credit Suisse Mortgage Trust
550,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,g
441,347

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Collateralized Mortgage Obligations (0.9%) -
continued
$ 850,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,g
$ 688,417
475,608
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,g
462,491
478,953
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,g
373,344
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
63,722
6.000%,  11/25/2023, Ser.
2006-AR5, Class 23A 32,251
Federal Home Loan Mortgage
Corporation - REMIC
1,582,097
4.000%,  1/25/2051, Ser.
5249, Class LA 1,476,400
213,353
3.000%,  2/15/2033, Ser.
4170, Class IG
i
18,057
586,774
3.000%,  3/15/2033, Ser.
4180, Class PI
i
59,335
1,316,145
4.500%,  10/15/2033, Ser.
2695, Class BH 1,250,257
1,100,000
2.500%,  12/15/2048, Ser.
5094, Class BC 781,043
Federal National Mortgage
Association - REMIC
1,557,680
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,465,268
887,673
4.000%,  7/25/2052, Ser.
2022-37, Class PE 826,700
594,709
3.000%,  12/25/2027, Ser.
2012-137, Class AI
i
21,895
2,276,906
5.250%,  7/25/2039, Ser.
2022-72, Class CB 2,217,799
1,296,651
4.500%,  1/25/2046, Ser.
2022-68, Class BA 1,243,676
Flagstar Mortgage Trust
514,238
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,g
419,791
GCAT Trust
716,644
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,g
595,004
GS Mortgage-Backed Securities
Trust
1,073,141
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,g
819,402
GSR Mortgage Loan Trust
634,478
5.015%,  9/25/2034, Ser.
2004-11, Class 2A2
b
596,265
J.P. Morgan Mortgage Trust
902,141
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,g
659,021
703,006
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,g
528,019
LHOME Mortgage Trust
149,100
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
b,g
148,494
216,467
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
g,h
213,802
Mello Mortgage Capital
Acceptance
972,302
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,g
710,275
Principal
Amount Long-Term Fixed Income (20.7%) Value
Collateralized Mortgage Obligations (0.9%) -
continued
Merrill Lynch Alternative Note
Asset Trust
$ 146,329
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 $ 53,823
New Residential Mortgage Loan
Trust
1,918,516
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,g
1,401,491
New York Mortgage Trust
675,842
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
g,h
669,400
Onslow Bay Financial, LLC
575,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,g
450,982
Palisades Mortgage Loan Trust
1,450,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
g,h
1,412,985
Residential Accredit Loans, Inc.
Trust
178,869
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 145,199
ROC Securities Trust Series
849,526
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,g
829,820
Toorak Mortgage Corporation, Ltd.
679,557
2.240%,  6/25/2024, Ser.
2021-1, Class A1
g,h
661,342
TRK Trust
699,891
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,g
555,721
Vericrest Opportunity Loan
Transferee
410,653
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
g,h
389,005
Verus Securitization Trust
378,538
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,g
299,677
Total 27,853,428
Commercial Mortgage-Backed Securities (0.8%)
BANK 2022-BNK39
3,986,020
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,i
104,609
BANK5 2023-5YR2
833,000
7.379%,  7/15/2056, Ser.
2023-5YR2, Class AS
b
833,798
BBCMS Mortgage Trust
2,259,754
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,i
88,001
6,983,801
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,i
516,373
5,581,441
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,i
470,542
BFLD Trust
325,000
7.150%,  (TSFR1M +
1.814%), 10/15/2035, Ser.
2020-EYP, Class B
b,g
189,150

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Commercial Mortgage-Backed Securities (0.8%)
- continued
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 3,000,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,j
$ 2,460,680
2,000,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,j
1,704,340
3,000,000
3.530%,  8/25/2032, Ser.
K149, Class A2
j
2,560,204
250,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,j
216,053
3,000,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,j
2,607,859
3,800,000
3.780%,  11/25/2032, Ser.
K-152, Class A2
b,j
3,297,494
3,500,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
b,j
3,041,770
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
1,000,000
4.500%,  12/25/2033, Ser.
K160, Class A2 911,729
2,500,000
4.900%,  1/25/2034, Ser.
K161, Class A2 2,346,715
MIRA Trust
1,000,000
6.755%,  6/10/2038, Ser.
2023-MILE, Class A
g
972,023
Morgan Stanley Capital I Trust
5,931,159
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,i
529,705
SCOTT Trust
1,000,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
g
954,057
Total 23,805,102
Communications Services (0.6%)
Activision Blizzard, Inc.
456,000 2.500%,  9/15/2050 254,913
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
137,000 10.500%,  2/15/2028
g
71,350
Altice Financing SA
139,000 5.750%,  8/15/2029
f,g
107,490
Altice France SA/France
110,000 8.125%,  2/1/2027
g
92,726
81,000 5.125%,  7/15/2029
g
55,458
175,000 5.500%,  10/15/2029
g
120,383
AMC Networks, Inc.
70,000 5.000%,  4/1/2024 69,454
223,000 4.250%,  2/15/2029
f
137,009
American Tower Corporation
100,000 3.375%,  10/15/2026 92,570
165,000 5.500%,  3/15/2028 159,827
235,000 5.800%,  11/15/2028 229,583
275,000 2.900%,  1/15/2030 224,263
205,000 5.650%,  3/15/2033 190,725
AT&T, Inc.
342,000 3.650%,  6/1/2051 210,492
502,000 3.500%,  9/15/2053 295,602
215,000 2.300%,  6/1/2027 189,949
442,000 4.350%,  3/1/2029 406,899
Principal
Amount Long-Term Fixed Income (20.7%) Value
Communications Services (0.6%) - continued
$ 230,000 5.400%,  2/15/2034 $ 211,331
300,000 4.900%,  8/15/2037 252,220
CCO Holdings, LLC/CCO Holdings
Capital Corporation
138,000 5.500%,  5/1/2026
g
131,605
220,000 5.125%,  5/1/2027
g
202,553
100,000 5.000%,  2/1/2028
g
89,794
18,000 6.375%,  9/1/2029
g
16,474
185,000 4.750%,  3/1/2030
g
152,611
40,000 4.500%,  8/15/2030
g
32,073
99,000 4.250%,  2/1/2031
g
77,042
362,000 4.750%,  2/1/2032
g
282,563
150,000 4.250%,  1/15/2034
g
108,345
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
341,000 4.200%,  3/15/2028 310,340
650,000 3.500%,  6/1/2041 389,479
Cimpress plc
116,000 7.000%,  6/15/2026 107,349
Clear Channel Outdoor Holdings,
Inc.
35,000 7.500%,  6/1/2029
f,g
25,476
Clear Channel Worldwide
Holdings, Inc.
274,000 5.125%,  8/15/2027
f,g
243,530
Comcast Corporation
341,000 5.350%,  5/15/2053 293,375
285,000 2.887%,  11/1/2051 157,396
284,000 4.250%,  10/15/2030 256,903
130,000 4.400%,  8/15/2035 110,604
546,000 4.750%,  3/1/2044 439,729
Connect Finco SARL/Connect US
Finco, LLC
89,000 6.750%,  10/1/2026
g
82,996
CSC Holdings, LLC
60,000 5.375%,  2/1/2028
g
47,780
237,000 6.500%,  2/1/2029
g
187,394
354,000 4.125%,  12/1/2030
g
237,167
Deutsche Telekom International
Finance BV
569,000 8.750%,  6/15/2030 637,530
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
325,000 5.875%,  8/15/2027
g
284,776
Discovery Communications, LLC
390,000 4.900%,  3/11/2026 379,999
DISH DBS Corporation
60,000 5.875%,  11/15/2024 55,051
60,000 5.250%,  12/1/2026
g
48,399
60,000 7.375%,  7/1/2028 33,884
95,000 5.750%,  12/1/2028
g
68,994
91,000 5.125%,  6/1/2029 46,865
DISH Network Corporation
111,000 11.750%,  11/15/2027
g
109,952
Frontier Communications
Holdings, LLC
196,000 5.875%,  10/15/2027
g
178,687
136,000 6.750%,  5/1/2029
f,g
107,617
43,000 8.750%,  5/15/2030
g
40,968
GCI, LLC
150,000 4.750%,  10/15/2028
g
128,715

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Communications Services (0.6%) - continued
Gray Escrow II, Inc.
$ 196,000 5.375%,  11/15/2031
g
$ 123,529
Gray Television, Inc.
235,000 4.750%,  10/15/2030
f,g
150,667
Iliad Holding SASU
214,000 6.500%,  10/15/2026
g
199,973
Lamar Media Corporation
94,000 3.625%,  1/15/2031 75,981
LCPR Senior Secured Financing
DAC
130,000 6.750%,  10/15/2027
g
117,650
Level 3 Financing, Inc.
108,000 4.625%,  9/15/2027
g
71,820
300,000 4.250%,  7/1/2028
g
169,642
83,000 10.500%,  5/15/2030
g
83,065
McGraw-Hill Education, Inc.
128,000 5.750%,  8/1/2028
g
107,878
35,000 8.000%,  8/1/2029
g
28,839
Meta Platforms, Inc.
170,000 5.600%,  5/15/2053 153,751
227,000 4.800%,  5/15/2030 218,883
456,000 3.850%,  8/15/2032 396,323
Netflix, Inc.
150,000 5.875%,  11/15/2028 150,056
272,000 5.375%,  11/15/2029
g
263,724
300,000 4.875%,  6/15/2030
g
280,785
News Corporation
166,000 3.875%,  5/15/2029
g
142,093
NTT Finance Corporation
398,000 4.372%,  7/27/2027
g
380,344
Omnicom Group, Inc.
156,000 3.600%,  4/15/2026 147,762
210,000 4.200%,  6/1/2030 184,961
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
98,000 6.250%,  6/15/2025
g
96,650
70,000 4.625%,  3/15/2030
g
56,175
Playtika Holding Corporation
146,000 4.250%,  3/15/2029
g
117,784
Radiate Holdco, LLC/Radiate
Finance, Inc.
145,000 6.500%,  9/15/2028
g
71,775
Scripps Escrow II, Inc.
65,000 3.875%,  1/15/2029
g
49,343
Sirius XM Radio, Inc.
215,000 5.000%,  8/1/2027
g
197,133
105,000 4.000%,  7/15/2028
g
89,295
125,000 4.125%,  7/1/2030
g
99,252
Sprint Capital Corporation
573,000 8.750%,  3/15/2032 644,995
Take-Two Interactive Software, Inc.
224,000 4.950%,  3/28/2028 215,239
TEGNA, Inc.
246,000 4.625%,  3/15/2028 212,175
Telecom Italia Capital SA
53,000 6.000%,  9/30/2034 43,620
Telecom Italia SPA/Milano
72,000 5.303%,  5/30/2024
g
70,601
Telesat Canada/Telesat, LLC
80,000 4.875%,  6/1/2027
f,g
47,400
Principal
Amount Long-Term Fixed Income (20.7%) Value
Communications Services (0.6%) - continued
$ 45,000 6.500%,  10/15/2027
g
$ 21,600
T-Mobile USA, Inc.
569,000 3.600%,  11/15/2060 331,009
300,000 4.375%,  4/15/2040 232,031
United States Cellular Corporation
87,000 6.700%,  12/15/2033 82,562
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
224,000 4.750%,  4/15/2028
g
181,031
Univision Communications, Inc.
179,000 6.625%,  6/1/2027
g
163,498
Verizon Communications, Inc.
342,000 3.000%,  11/20/2060 175,074
994,000 2.650%,  11/20/2040 600,850
500,000 3.400%,  3/22/2041 337,403
Virgin Media Finance plc
72,000 5.000%,  7/15/2030
g
56,605
Virgin Media Secured Finance plc
92,000 5.500%,  5/15/2029
g
81,466
VZ Secured Financing BV
235,000 5.000%,  1/15/2032
g
178,300
Warnermedia Holdings, Inc.
399,000 5.141%,  3/15/2052 282,339
343,000 4.054%,  3/15/2029 303,510
343,000 5.050%,  3/15/2042 254,070
YPSO Finance BIS SA
74,000 10.500%,  5/15/2027
g
40,263
Total 18,257,033
Consumer Cyclical (0.6%)
1011778 B.C., ULC/New Red
Finance, Inc.
210,000 4.375%,  1/15/2028
g
189,080
Adient Global Holdings, Ltd.
93,000 4.875%,  8/15/2026
g
86,612
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
75,000 6.625%,  7/15/2026
g
70,237
100,000 6.000%,  6/1/2029
g
72,250
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
255,000 4.625%,  6/1/2028
g
208,567
Allison Transmission, Inc.
94,000 3.750%,  1/30/2031
g
74,506
Amazon.com, Inc.
324,000 3.875%,  8/22/2037 265,367
American Axle & Manufacturing,
Inc.
325,000 6.500%,  4/1/2027 306,350
American Honda Finance
Corporation
239,000 5.850%,  10/4/2030 237,312
Arko Corporation
97,000 5.125%,  11/15/2029
g
78,648
Ashton Woods USA, LLC/Ashton
Woods Finance Company
140,000 4.625%,  8/1/2029
g
113,285
40,000 4.625%,  4/1/2030
g
30,972
Boyd Gaming Corporation
150,000 4.750%,  6/15/2031
g
124,485

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Consumer Cyclical (0.6%) - continued
Boyne USA, Inc.
$ 63,000 4.750%,  5/15/2029
g
$ 54,852
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
150,000 6.250%,  9/15/2027
g
130,503
Caesars Entertainment, Inc.
263,000 6.250%,  7/1/2025
g
258,762
75,000 8.125%,  7/1/2027
g
74,316
156,000 4.625%,  10/15/2029
g
128,205
Carnival Corporation
41,000 7.625%,  3/1/2026
g
39,868
357,000 5.750%,  3/1/2027
g
318,752
68,000 4.000%,  8/1/2028
g
59,148
Cedar Fair, LP
163,000 5.250%,  7/15/2029 140,382
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
g
125,374
69,000 6.750%,  5/1/2031
g
63,652
Cinemark USA, Inc.
195,000 5.875%,  3/15/2026
f,g
185,158
Clarios Global, LP/Clarios US
Finance Company, Inc.
105,000 8.500%,  5/15/2027
g
103,380
172,000 6.750%,  5/15/2028
g
167,676
D.R. Horton, Inc.
117,000 2.600%,  10/15/2025 109,728
Daimler Trucks Finance North
America, LLC
392,000 2.000%,  12/14/2026
g
348,956
Expedia Group, Inc.
595,000 3.250%,  2/15/2030 492,726
Ford Motor Company
259,000 3.250%,  2/12/2032 195,480
151,000 6.100%,  8/19/2032 139,667
Ford Motor Credit Company, LLC
525,000 2.300%,  2/10/2025 495,763
370,000 4.134%,  8/4/2025 352,660
270,000 2.700%,  8/10/2026 242,011
354,000 2.900%,  2/10/2029 289,487
200,000 7.350%,  3/6/2030 200,854
Forestar Group, Inc.
140,000 3.850%,  5/15/2026
g
124,611
General Motors Company
450,000 6.125%,  10/1/2025 449,201
545,000 6.800%,  10/1/2027 553,504
General Motors Financial
Company, Inc.
300,000 1.500%,  6/10/2026 264,830
GLP Capital, LP
469,000 5.750%,  6/1/2028 439,709
Goodyear Tire & Rubber Company
105,000 5.000%,  7/15/2029 90,302
Guitar Center Escrow Issuer II, Inc.
71,000 8.500%,  1/15/2026
f,g
59,783
Hanesbrands, Inc.
135,000 4.875%,  5/15/2026
f,g
124,040
Hilton Domestic Operating
Company, Inc.
217,000 4.875%,  1/15/2030 194,806
68,000 3.625%,  2/15/2032
g
53,752
Principal
Amount Long-Term Fixed Income (20.7%) Value
Consumer Cyclical (0.6%) - continued
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
$ 111,000 5.000%,  6/1/2029
g
$ 92,962
Home Depot, Inc.
375,000 5.400%,  9/15/2040 342,821
228,000 4.250%,  4/1/2046 173,306
340,000 3.900%,  6/15/2047 243,275
Hyundai Capital America
237,000 6.250%,  11/3/2025
e,g
236,965
375,000 1.800%,  1/10/2028
g
311,750
International Game Technology plc
206,000 5.250%,  1/15/2029
g
187,435
Jacobs Entertainment, Inc.
94,000 6.750%,  2/15/2029
g
79,900
KB Home
215,000 4.800%,  11/15/2029 186,289
Kohl's Corporation
182,000 4.625%,  5/1/2031 124,448
174,000 5.550%,  7/17/2045 100,920
L Brands, Inc.
240,000 6.625%,  10/1/2030
g
222,191
70,000 6.875%,  11/1/2035 61,772
Lennar Corporation
392,000 4.750%,  5/30/2025 383,784
Light & Wonder International, Inc.
160,000 7.250%,  11/15/2029
g
155,163
Lowe's Companies, Inc.
228,000 5.625%,  4/15/2053 197,022
558,000 2.625%,  4/1/2031 440,732
Macy's Retail Holdings, LLC
140,000 5.875%,  4/1/2029
f,g
123,424
Marriott International, Inc./MD
426,000 4.625%,  6/15/2030 384,353
Mattamy Group Corporation
129,000 5.250%,  12/15/2027
g
115,901
McDonald's Corporation
470,000 4.450%,  3/1/2047 360,614
Michaels Companies, Inc.
112,000 5.250%,  5/1/2028
f,g
81,151
NCL Corporation, Ltd.
63,000 3.625%,  12/15/2024
g
59,596
47,000 5.875%,  3/15/2026
g
42,182
158,000 5.875%,  2/15/2027
g
145,434
Nissan Motor Acceptance
Company, LLC
361,000 1.125%,  9/16/2024
g
344,437
Nissan Motor Company, Ltd.
60,000 3.522%,  9/17/2025
g
56,741
62,000 4.345%,  9/17/2027
g
56,059
78,000 4.810%,  9/17/2030
g
66,267
Nordstrom, Inc.
55,000 4.375%,  4/1/2030
f
42,692
78,000 4.250%,  8/1/2031
f
57,141
PENN Entertainment, Inc.
150,000 4.125%,  7/1/2029
f,g
116,544
PetSmart, Inc./PetSmart Finance
Corporation
180,000 4.750%,  2/15/2028
g
159,278
190,000 7.750%,  2/15/2029
g
174,922

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Consumer Cyclical (0.6%) - continued
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
$ 289,000 5.750%,  4/15/2026
g
$ 280,361
128,000 6.250%,  1/15/2028
g
118,695
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
168,000 5.750%,  1/15/2029
g
105,872
Royal Caribbean Cruises, Ltd.
26,000 11.500%,  6/1/2025
g
27,478
288,000 4.250%,  7/1/2026
g
264,845
138,000 9.250%,  1/15/2029
g
144,050
110,000 7.250%,  1/15/2030
g
108,512
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
72,000 6.625%,  3/1/2030
g
61,920
SeaWorld Parks and
Entertainment, Inc.
104,000 5.250%,  8/15/2029
g
90,587
Six Flags Theme Parks, Inc.
73,000 7.000%,  7/1/2025
g
72,496
Staples, Inc.
132,000 7.500%,  4/15/2026
g
107,672
83,000 10.750%,  4/15/2027
g
45,720
Starbucks Corporation
284,000 4.750%,  2/15/2026 278,943
Station Casinos, LLC
111,000 4.625%,  12/1/2031
f,g
87,641
Target Corporation
342,000 2.950%,  1/15/2052 196,972
Tenneco, Inc.
117,000 8.000%,  11/17/2028
g
93,893
Tripadvisor, Inc.
35,000 7.000%,  7/15/2025
g
34,650
Uber Technologies, Inc.
100,000 6.250%,  1/15/2028
g
96,250
VICI Properties, LP/VICI Note
Company, Inc.
466,000 4.625%,  6/15/2025
g
447,584
256,000 5.750%,  2/1/2027
g
244,996
115,000 3.750%,  2/15/2027
g
103,480
176,000 4.125%,  8/15/2030
g
145,191
Viking Cruises, Ltd.
224,000 5.875%,  9/15/2027
g
201,802
Volkswagen Group of America
Finance, LLC
292,000 4.350%,  6/8/2027
g
275,558
Wabash National Corporation
157,000 4.500%,  10/15/2028
g
129,918
Walmart, Inc.
342,000 4.500%,  9/9/2052 277,483
Wyndham Hotels & Resorts, Inc.
95,000 4.375%,  8/15/2028
g
83,842
Yum! Brands, Inc.
170,000 4.750%,  1/15/2030
g
151,336
ZF North America Capital, Inc.
93,000 7.125%,  4/14/2030
g
90,216
Total 19,225,003
Consumer Non-Cyclical (0.7%)
1375209 B.C., Ltd.
116,000 9.000%,  1/30/2028
g
112,449
Principal
Amount Long-Term Fixed Income (20.7%) Value
Consumer Non-Cyclical (0.7%) - continued
Abbott Laboratories
$ 375,000 4.750%,  11/30/2036 $ 341,843
AbbVie, Inc.
125,000 2.950%,  11/21/2026 115,771
200,000 4.500%,  5/14/2035 174,720
545,000 4.300%,  5/14/2036 462,818
325,000 4.850%,  6/15/2044 271,809
450,000 4.875%,  11/14/2048 372,596
AdaptHealth, LLC
212,000 4.625%,  8/1/2029
g
158,470
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
219,000 4.625%,  1/15/2027
g
205,249
246,000 3.500%,  3/15/2029
g
209,740
Altria Group, Inc.
237,000 6.875%,  11/1/2033 234,945
Amgen, Inc.
375,000 4.200%,  2/22/2052 263,818
340,000 5.250%,  3/2/2030 326,399
340,000 5.600%,  3/2/2043 303,251
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
522,000 4.700%,  2/1/2036 459,381
Anheuser-Busch InBev Worldwide,
Inc.
643,000 4.375%,  4/15/2038 531,886
341,000 5.550%,  1/23/2049 309,361
Archer-Daniels-Midland Company
450,000 2.700%,  9/15/2051 252,984
AstraZeneca plc
600,000 3.000%,  5/28/2051
f
367,705
B&G Foods, Inc.
70,000 5.250%,  9/15/2027
f
57,611
154,000 8.000%,  9/15/2028
g
150,072
BAT Capital Corporation
114,000 7.750%,  10/19/2032 116,982
244,000 7.079%,  8/2/2043 222,448
Bausch & Lomb Escrow
Corporation
36,000 8.375%,  10/1/2028
g
35,757
Bausch Health Companies, Inc.
64,000 5.500%,  11/1/2025
g
55,200
237,000 4.875%,  6/1/2028
g
118,213
158,000 11.000%,  9/30/2028
g
96,380
Baxter International, Inc.
355,000 3.132%,  12/1/2051
f
195,078
Becton, Dickinson and Company
132,000 3.794%,  5/20/2050 88,876
325,000 3.700%,  6/6/2027 302,410
BellRing Brands, Inc.
97,000 7.000%,  3/15/2030
g
94,211
Bristol-Myers Squibb Company
568,000 3.550%,  3/15/2042 402,589
Cargill, Inc.
336,000 3.125%,  5/25/2051
g
203,242
Catalent Pharma Solutions, Inc.
116,000 3.125%,  2/15/2029
f,g
91,205
Central Garden & Pet Company
205,000 4.125%,  10/15/2030 167,199

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Consumer Non-Cyclical (0.7%) - continued
Cheplapharm Arzneimittel GmbH
$ 20,000 5.500%,  1/15/2028
g
$ 17,740
Chobani, LLC/Chobani Finance
Corporation, Inc.
168,000 4.625%,  11/15/2028
g
145,248
CHS/Community Health Systems,
Inc.
128,000 5.625%,  3/15/2027
g
103,992
40,000 8.000%,  12/15/2027
g
33,927
167,000 6.000%,  1/15/2029
g
126,502
71,000 5.250%,  5/15/2030
g
50,421
75,000 4.750%,  2/15/2031
g
50,268
Constellation Brands, Inc.
339,000 3.600%,  2/15/2028 310,058
275,000 2.875%,  5/1/2030 226,452
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
207,000 4.750%,  1/15/2029
g
183,243
116,000 6.625%,  7/15/2030
g
110,516
CVS Health Corporation
511,000 5.625%,  2/21/2053 433,035
256,000 5.125%,  2/21/2030 240,996
435,000 4.875%,  7/20/2035 375,595
Edgewell Personal Care Company
125,000 5.500%,  6/1/2028
g
114,083
Eli Lilly & Company
169,000 4.950%,  2/27/2063 143,937
Embecta Corporation
54,000 6.750%,  2/15/2030
g
44,766
Encompass Health Corporation
240,000 4.500%,  2/1/2028 216,367
Energizer Holdings, Inc.
160,000 4.750%,  6/15/2028
g
136,662
Fortrea Holdings, Inc.
91,000 7.500%,  7/1/2030
g
87,815
General Mills, Inc.
91,000 4.950%,  3/29/2033 82,645
Grifols SA
162,000 4.750%,  10/15/2028
g
136,080
HCA, Inc.
396,000 3.500%,  9/1/2030 327,747
HLF Financing SARL, LLC/
Herbalife International, Inc.
262,000 4.875%,  6/1/2029
g
178,815
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
g
348,887
Jazz Securities DAC
94,000 4.375%,  1/15/2029
g
81,749
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
232,000 6.750%,  3/15/2034
g
217,403
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
114,000 4.375%,  2/2/2052 69,622
227,000 5.500%,  1/15/2030 207,449
392,000 3.000%,  5/15/2032 285,090
Kenvue, Inc.
454,000 5.350%,  3/22/2026 452,389
Principal
Amount Long-Term Fixed Income (20.7%) Value
Consumer Non-Cyclical (0.7%) - continued
Kimberly-Clark Corporation
$ 390,000 3.900%,  5/4/2047 $ 282,912
Kraft Heinz Foods Company
269,000 3.875%,  5/15/2027 252,177
70,000 5.200%,  7/15/2045 57,846
300,000 4.375%,  6/1/2046 219,497
Lamb Weston Holdings, Inc.
100,000 4.125%,  1/31/2030
g
84,832
Legacy LifePoint Health, LLC
70,000 4.375%,  2/15/2027
g
57,884
LifePoint Health, Inc.
72,000 11.000%,  10/15/2030
g
67,758
Mattel, Inc.
207,000 3.375%,  4/1/2026
g
191,200
286,000 5.450%,  11/1/2041 223,097
Medtronic, Inc.
343,000 4.375%,  3/15/2035 300,074
ModivCare Escrow Issuer, Inc.
58,000 5.000%,  10/1/2029
g
42,270
ModivCare, Inc.
47,000 5.875%,  11/15/2025
g
44,415
Mozart Debt Merger Sub, Inc.
129,000 3.875%,  4/1/2029
g
108,923
113,000 5.250%,  10/1/2029
f,g
96,188
Newell Brands, Inc.
362,000 5.200%,  4/1/2026 341,783
Organon & Company/Organon
Foreign Debt Co-Issuer BV
161,000 4.125%,  4/30/2028
g
139,065
96,000 5.125%,  4/30/2031
g
74,968
Owens & Minor, Inc.
157,000 6.625%,  4/1/2030
f,g
137,194
PepsiCo, Inc.
225,000 4.200%,  7/18/2052 173,587
Perrigo Finance Unlimited
Company
169,000 4.375%,  3/15/2026 158,651
Pfizer Investment Enterprises Pte,
Ltd.
511,000 5.300%,  5/19/2053 447,047
171,000 4.750%,  5/19/2033 157,149
230,000 5.110%,  5/19/2043 201,875
Philip Morris International, Inc.
341,000 4.875%,  2/13/2026 334,937
228,000 5.125%,  11/17/2027 222,246
236,000 5.500%,  9/7/2030 225,900
341,000 5.375%,  2/15/2033 315,049
Post Holdings, Inc.
135,000 4.500%,  9/15/2031
g
109,233
Primo Water Holdings, Inc.
140,000 4.375%,  4/30/2029
g
118,119
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
70,000 9.750%,  12/1/2026
g
65,449
Reynolds American, Inc.
481,000 5.700%,  8/15/2035 412,110
Roche Holdings, Inc.
228,000 4.000%,  11/28/2044
g
175,069
Scotts Miracle-Gro Company
65,000 4.500%,  10/15/2029 51,350

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Consumer Non-Cyclical (0.7%) - continued
SEG Holding, LLC
$ 185,000 5.625%,  10/15/2028
g
$ 185,320
Simmons Foods, Inc.
177,000 4.625%,  3/1/2029
g
143,781
Spectrum Brands, Inc.
125,000 5.000%,  10/1/2029
g
112,136
100,000 5.500%,  7/15/2030
g
89,250
105,000 3.875%,  3/15/2031
g
84,046
Star Parent, Inc.
119,000 9.000%,  10/1/2030
g
118,094
Sysco Corporation
325,000 6.600%,  4/1/2040 320,249
Takeda Pharmaceutical Company,
Ltd.
340,000 3.175%,  7/9/2050 201,626
Teleflex, Inc.
320,000 4.625%,  11/15/2027 292,800
Tenet Healthcare Corporation
465,000 5.125%,  11/1/2027 429,250
105,000 6.125%,  10/1/2028 97,387
139,000 6.750%,  5/15/2031
g
131,999
Teva Pharmaceutical Finance
Netherlands III BV
127,000 3.150%,  10/1/2026 111,814
TreeHouse Foods, Inc.
184,000 4.000%,  9/1/2028
f
149,685
Utah Acquisition Sub, Inc.
239,000 3.950%,  6/15/2026 223,868
Viterra Finance BV
295,000 3.200%,  4/21/2031
g
232,946
Wyeth, LLC
229,000 6.500%,  2/1/2034 236,380
Zoetis, Inc.
509,000 4.700%,  2/1/2043 417,948
Total 22,880,600
Energy (0.5%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
89,000 5.375%,  6/15/2029
g
80,816
Antero Resources Corporation
62,000 5.375%,  3/1/2030
g
56,576
Archrock Partners, LP/Archrock
Partners Finance Corporation
170,000 6.250%,  4/1/2028
g
157,887
Baytex Energy Corporation
115,000 8.500%,  4/30/2030
g
113,901
BP Capital Markets America, Inc.
736,000 2.939%,  6/4/2051 423,165
Buckeye Partners, LP
175,000 3.950%,  12/1/2026 159,498
Callon Petroleum Company
74,000 7.500%,  6/15/2030
f,g
71,674
Canadian Natural Resources, Ltd.
325,000 2.950%,  7/15/2030 265,018
Cheniere Energy Partners, LP
911,000 4.500%,  10/1/2029 815,662
Chesapeake Energy Corporation
88,000 6.750%,  4/15/2029
g
86,104
Principal
Amount Long-Term Fixed Income (20.7%) Value
Energy (0.5%) - continued
Chord Energy Corporation
$ 87,000 6.375%,  6/1/2026
g
$ 85,411
Civitas Resources, Inc.
52,000 8.375%,  7/1/2028
g
52,320
42,000 8.625%,  11/1/2030
g
42,749
81,000 8.750%,  7/1/2031
g
81,751
CNX Resources Corporation
67,000 6.000%,  1/15/2029
g
61,436
Columbia Pipelines Holding
Company, LLC
240,000 6.042%,  8/15/2028
g
235,834
Columbia Pipelines Operating
Company, LLC
59,000 5.927%,  8/15/2030
g
56,969
Comstock Resources, Inc.
115,000 5.875%,  1/15/2030
g
98,326
Continental Resources, Inc.
398,000 2.268%,  11/15/2026
g
352,684
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
129,000 5.500%,  6/15/2031
g
112,198
Crescent Energy Finance, LLC
128,000 9.250%,  2/15/2028
g
128,917
CrownRock, LP/CrownRock
Finance, Inc.
105,000 5.625%,  10/15/2025
g
103,275
Diamond Foreign Asset Company/
Diamond Finance, LLC
47,000 8.500%,  10/1/2030
g
45,811
Diamondback Energy, Inc.
234,000 3.125%,  3/24/2031 191,581
DT Midstream, Inc.
97,000 4.125%,  6/15/2029
g
83,401
70,000 4.375%,  6/15/2031
g
58,132
Enbridge, Inc.
321,000 2.500%,  2/14/2025 307,009
Enerflex, Ltd.
94,000 9.000%,  10/15/2027
g
85,540
Energy Transfer, LP
250,000 4.000%,  10/1/2027 230,177
215,000 4.900%,  3/15/2035 182,558
175,000 5.150%,  2/1/2043 134,298
445,000 6.000%,  6/15/2048 378,361
EnLink Midstream Partners, LP
206,000 4.850%,  7/15/2026 193,643
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 183,694
EQM Midstream Partners, LP
318,000 4.750%,  1/15/2031
g
267,757
EQT Corporation
190,000 6.125%,  2/1/2025 189,416
342,000 3.900%,  10/1/2027 314,671
Exxon Mobil Corporation
450,000 3.452%,  4/15/2051 295,695
Ferrellgas, LP/Ferrellgas Finance
Corporation
132,000 5.375%,  4/1/2026
g
123,549
Genesis Energy LP/Genesis
Energy Finance Corporation
191,000 8.875%,  4/15/2030 184,641

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Energy (0.5%) - continued
Halliburton Company
$ 297,000 4.850%,  11/15/2035 $ 261,319
228,000 5.000%,  11/15/2045 187,303
Harvest Midstream, LP
145,000 7.500%,  9/1/2028
g
137,395
Hess Midstream Operations, LP
116,000 5.625%,  2/15/2026
g
112,339
Hilcorp Energy I, LP/Hilcorp
Finance Company
255,000 5.750%,  2/1/2029
g
229,571
70,000 6.250%,  4/15/2032
g
61,131
Howard Midstream Energy
Partners, LLC
172,000 6.750%,  1/15/2027
g
162,557
ITT Holdings, LLC
135,000 6.500%,  8/1/2029
g
112,894
Laredo Petroleum, Inc.
199,000 7.750%,  7/31/2029
g
180,186
Magellan Midstream Partners, LP
121,000 5.000%,  3/1/2026 118,050
MEG Energy Corporation
151,000 5.875%,  2/1/2029
g
141,107
MPLX, LP
290,000 4.875%,  6/1/2025 284,293
455,000 4.950%,  9/1/2032 403,929
84,000 5.000%,  3/1/2033 74,385
Murphy Oil Corporation
110,000 5.875%,  12/1/2027
f
105,776
Nabors Industries, Ltd.
175,000 7.250%,  1/15/2026
g
164,407
National Fuel Gas Company
415,000 5.500%,  1/15/2026 407,032
New Fortress Energy, Inc.
70,000 6.750%,  9/15/2025
g
64,941
Noble Finance II, LLC
115,000 8.000%,  4/15/2030
g
114,930
Northern Oil and Gas, Inc.
116,000 8.750%,  6/15/2031
g
115,414
Northriver Midstream Finance, LP
56,000 5.625%,  2/15/2026
g
52,920
NuStar Logistics, LP
105,000 5.750%,  10/1/2025 101,618
Occidental Petroleum Corporation
601,000 7.875%,  9/15/2031 643,461
Ovintiv, Inc.
397,000 5.375%,  1/1/2026 390,148
235,000 6.250%,  7/15/2033 223,386
PBF Holding Company, LLC/PBF
Finance Corporation
95,000 6.000%,  2/15/2028 87,334
Permian Resources Operating,
LLC
106,000 7.000%,  1/15/2032
g
102,756
Phillips 66 Company
254,000 4.950%,  12/1/2027 246,765
Precision Drilling Corporation
115,000 6.875%,  1/15/2029
g
106,479
Range Resources Corporation
94,000 4.750%,  2/15/2030
g
83,486
Principal
Amount Long-Term Fixed Income (20.7%) Value
Energy (0.5%) - continued
Rockcliff Energy II, LLC
$ 123,000 5.500%,  10/15/2029
g
$ 111,018
Rockies Express Pipeline, LLC
91,000 4.950%,  7/15/2029
g
80,201
SM Energy Company
34,000 6.625%,  1/15/2027 33,039
105,000 6.500%,  7/15/2028 101,085
Southwestern Energy Company
128,000 5.375%,  3/15/2030 117,408
80,000 4.750%,  2/1/2032 68,799
Suncor Energy, Inc.
411,000 7.150%,  2/1/2032 424,077
Sunoco, LP/Sunoco Finance
Corporation
200,000 5.875%,  3/15/2028 189,198
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
215,000 5.500%,  1/15/2028
g
188,351
Targa Resources Corporation
400,000 4.200%,  2/1/2033 331,545
Teine Energy, Ltd.
140,000 6.875%,  4/15/2029
g
129,675
Transocean, Inc.
140,000 11.500%,  1/30/2027
g
145,688
161,500 8.750%,  2/15/2030
g
161,024
USA Compression Partners, LP/
USA Compression Finance
Corporation
156,000 6.875%,  4/1/2026 151,492
Valaris, Ltd.
116,000 8.375%,  4/30/2030
g
113,825
Venture Global Calcasieu Pass,
LLC
147,000 3.875%,  8/15/2029
g
122,330
146,000 6.250%,  1/15/2030
g
137,730
85,000 4.125%,  8/15/2031
g
68,341
Venture Global LNG, Inc.
236,000 8.375%,  6/1/2031
g
225,204
116,000 9.875%,  2/1/2032
g
117,623
Weatherford International, Ltd.
107,000 8.625%,  4/30/2030
g
108,121
Western Midstream Operating, LP
234,000 6.350%,  1/15/2029 232,742
114,000 6.150%,  4/1/2033 107,819
Williams Companies, Inc.
228,000 5.300%,  8/15/2052 185,368
420,000 7.500%,  1/15/2031 435,985
Total 16,657,105
Financials (1.8%)
Acrisure, LLC/Acrisure Finance,
Inc.
40,000 6.000%,  8/1/2029
g
32,266
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
275,000 3.500%,  1/15/2025 265,175
259,000 6.100%,  1/15/2027 254,752
425,000 3.875%,  1/23/2028 381,688
265,000 3.400%,  10/29/2033 198,167

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Financials (1.8%) - continued
Air Lease Corporation
$ 569,000 3.000%,  2/1/2030 $ 462,162
Aircastle, Ltd.
375,000 5.250%,  8/11/2025
g
365,080
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
77,000 6.750%,  10/15/2027
g
70,321
Ally Financial, Inc.
400,000 5.750%,  11/20/2025 382,107
400,000 8.000%,  11/1/2031 390,417
30,000 6.700%,  2/14/2033 25,217
American Homes 4 Rent, LP
640,000 2.375%,  7/15/2031 475,740
American International Group, Inc.
469,000 5.125%,  3/27/2033 426,489
AmWINS Group, Inc.
140,000 4.875%,  6/30/2029
g
119,846
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
b,g
216,933
Aon Corporation/Aon Global
Holdings plc
114,000 5.350%,  2/28/2033 106,247
Ares Capital Corporation
170,000 3.250%,  7/15/2025 159,417
375,000 3.875%,  1/15/2026 350,700
241,000 2.150%,  7/15/2026 211,669
Arthur J. Gallagher & Company
59,000 6.750%,  2/15/2054 57,973
Associated Banc-Corp
325,000 4.250%,  1/15/2025 311,546
Australia & New Zealand Banking
Group, Ltd.
300,000 2.950%,  7/22/2030
b,g
278,759
Avolon Holdings Funding, Ltd.
199,000 5.250%,  5/15/2024
g
197,128
130,000 4.250%,  4/15/2026
g
121,339
Banco Santander Mexico SA
225,000 5.375%,  4/17/2025
g
220,904
Banco Santander SA
400,000 4.175%,  3/24/2028
b
366,270
Bank of America Corporation
408,000 5.080%,  1/20/2027
b
397,174
325,000 1.734%,  7/22/2027
b
286,816
425,000 3.824%,  1/20/2028
b
392,219
199,000 5.202%,  4/25/2029
b
189,202
300,000 2.087%,  6/14/2029
b
247,694
150,000 3.974%,  2/7/2030
b
132,656
350,000 2.496%,  2/13/2031
b
275,870
600,000 1.922%,  10/24/2031
b
442,460
343,000 2.972%,  2/4/2033
b
262,887
685,000 4.571%,  4/27/2033
b
590,750
352,000 5.872%,  9/15/2034
b
331,469
455,000 3.846%,  3/8/2037
b
358,944
Bank of New York Mellon
Corporation
243,000 6.317%,  10/25/2029
b
244,880
Bank of Nova Scotia
112,000 4.850%,  2/1/2030 102,990
Barclays plc
345,000 6.496%,  9/13/2027
b
341,768
550,000 4.972%,  5/16/2029
b
506,300
Principal
Amount Long-Term Fixed Income (20.7%) Value
Financials (1.8%) - continued
$ 340,000 5.746%,  8/9/2033
b
$ 305,138
Berkshire Hathaway Finance
Corporation
456,000 2.850%,  10/15/2050 261,959
Blackstone Private Credit Fund
341,000 2.700%,  1/15/2025 323,608
Blue Owl Capital Corporation
150,000 4.250%,  1/15/2026 139,811
Blue Owl Credit Income
Corporation
286,000 4.700%,  2/8/2027 259,455
Blue Owl Technology Finance
Corporation
150,000 4.750%,  12/15/2025
g
138,968
BNP Paribas SA
572,000 3.132%,  1/20/2033
b,g
436,552
BPCE SA
588,000 3.500%,  10/23/2027
g
524,774
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
41,000 4.500%,  4/1/2027
g
34,202
Burford Capital Global Finance,
LLC
142,000 9.250%,  7/1/2031
g
140,154
Camden Property Trust
400,000 3.150%,  7/1/2029 347,976
Canadian Imperial Bank of
Commerce
341,000 5.001%,  4/28/2028 324,658
Capital One Financial Corporation
425,000 4.200%,  10/29/2025 403,007
350,000 2.636%,  3/3/2026
b
328,261
Castlelake Aviation Finance DAC
62,000 5.000%,  4/15/2027
g
54,702
Centene Corporation
600,000 2.625%,  8/1/2031 450,600
Charles Schwab Corporation
600,000 2.450%,  3/3/2027 528,990
234,000 6.136%,  8/24/2034
b
219,165
Chubb INA Holdings, Inc.
225,000 4.350%,  11/3/2045 175,603
Citigroup, Inc.
408,000 0.981%,  5/1/2025
b
396,030
455,000 4.400%,  6/10/2025 440,353
304,000 3.200%,  10/21/2026 280,246
468,000 3.668%,  7/24/2028
b
423,972
228,000 4.125%,  7/25/2028 204,661
99,000 3.520%,  10/27/2028
b
88,990
484,000 4.910%,  5/24/2033
b
428,936
287,000 6.174%,  5/25/2034
b
266,776
Cooperatieve Rabobank UA
455,000 5.564%,  2/28/2029
b,g
438,546
Corebridge Financial, Inc.
171,000 4.350%,  4/5/2042 123,985
Credit Acceptance Corporation
245,000 5.125%,  12/31/2024
g
236,867
Credit Agricole SA
400,000 6.875%,  9/23/2024
b,g,k
388,472
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
b,g,k,l
36,750

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Financials (1.8%) - continued
Danske Bank AS
$ 350,000 0.976%,  9/10/2025
b,g
$ 333,357
Deutsche Bank AG/New York, NY
525,000 3.729%,  1/14/2032
b
380,119
Discover Bank
480,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
432,000
Drawbridge Special Opportunities
Fund, LP
235,000 3.875%,  2/15/2026
g
207,329
Elevance Health, Inc.
460,000 3.125%,  5/15/2050 272,575
306,000 4.625%,  5/15/2042 245,352
Enact Holdings, Inc.
88,000 6.500%,  8/15/2025
g
86,439
EPR Properties
210,000 4.950%,  4/15/2028 182,991
Fifth Third Bancorp
179,000 6.339%,  7/27/2029
b
173,379
First Horizon Bank
150,000 5.750%,  5/1/2030
f
126,953
First Horizon National Corporation
510,000 4.000%,  5/26/2025 474,402
First-Citizens Bank & Trust
Company
210,000 6.125%,  3/9/2028 203,619
Five Corners Funding Trust IV
227,000 5.997%,  2/15/2053
g
204,391
Fortress Transportation and
Infrastructure Investors, LLC
102,000 6.500%,  10/1/2025
g
100,992
58,000 9.750%,  8/1/2027
g
59,667
49,000 5.500%,  5/1/2028
g
44,556
Freedom Mortgage Corporation
59,000 7.625%,  5/1/2026
g
54,297
47,000 12.000%,  10/1/2028
g
47,150
FS KKR Capital Corporation
296,000 4.250%,  2/14/2025
g
284,071
325,000 3.400%,  1/15/2026 297,307
GGAM Finance, Ltd.
115,000 7.750%,  5/15/2026
g
114,082
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
222,000 3.750%,  12/15/2027
g
168,075
Goldman Sachs Group, Inc.
320,000 1.948%,  10/21/2027
b
280,645
356,000 6.484%,  10/24/2029
b
355,916
145,000 1.992%,  1/27/2032
b
106,373
1,029,000 3.102%,  2/24/2033
b
799,938
Healthpeak OP, LLC
87,000 3.400%,  2/1/2025 84,065
HSBC Holdings plc
210,000 1.162%,  11/22/2024
b
209,370
725,000 3.803%,  3/11/2025
b
717,404
450,000 2.999%,  3/10/2026
b
429,103
275,000 3.900%,  5/25/2026 259,477
350,000 5.402%,  8/11/2033
b
314,711
HUB International, Ltd.
210,000 5.625%,  12/1/2029
f,g
180,856
Principal
Amount Long-Term Fixed Income (20.7%) Value
Financials (1.8%) - continued
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
$ 119,000 6.375%,  12/15/2025 $ 111,949
132,000 5.250%,  5/15/2027 113,025
Intercontinental Exchange, Inc.
200,000 4.950%,  6/15/2052 163,508
Invitation Homes Operating
Partnership, LP
286,000 2.000%,  8/15/2031 205,928
J.P. Morgan Chase & Company
300,000 0.824%,  6/1/2025
b
289,877
375,000 1.040%,  2/4/2027
b
333,459
456,000 1.578%,  4/22/2027
b
406,813
460,000 2.947%,  2/24/2028
b
414,051
575,000 4.203%,  7/23/2029
b
527,335
425,000 2.522%,  4/22/2031
b
338,018
450,000 1.953%,  2/4/2032
b
334,304
457,000 4.586%,  4/26/2033
b
401,666
342,000 4.912%,  7/25/2033
b
307,195
470,000 3.882%,  7/24/2038
b
359,611
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
47,000 5.000%,  8/15/2028
g
37,510
KeyBank NA/Cleveland, OH
203,000 5.000%,  1/26/2033 163,436
KeyCorp
168,000 3.878%,  5/23/2025
b
160,822
Kimco Realty OP, LLC
362,000 3.300%,  2/1/2025 348,830
Lloyds Banking Group plc
340,000 5.871%,  3/6/2029
b
329,251
LPL Holdings, Inc.
205,000 4.000%,  3/15/2029
g
176,273
Macquarie Group, Ltd.
344,000 1.201%,  10/14/2025
b,g
327,244
Manufacturers & Traders Trust
Company
341,000 4.700%,  1/27/2028 309,006
Marsh & McLennan Companies,
Inc.
84,000 5.450%,  3/15/2053 74,006
239,000 5.400%,  9/15/2033 227,167
Massachusetts Mutual Life
Insurance Company
525,000 3.200%,  12/1/2061
*
276,120
Mitsubishi UFJ Financial Group,
Inc.
300,000 0.962%,  10/11/2025
b
284,821
339,000 5.422%,  2/22/2029
b
328,280
350,000 2.048%,  7/17/2030 266,709
Molina Healthcare, Inc.
122,000 4.375%,  6/15/2028
g
108,582
Morgan Stanley
350,000 2.630%,  2/18/2026
b
333,235
275,000 2.188%,  4/28/2026
b
258,663
450,000 4.350%,  9/8/2026 425,747
469,000 5.050%,  1/28/2027
b
458,035
468,000 3.591%,  7/22/2028
b
424,435
227,000 5.164%,  4/20/2029
b
215,974
440,000 3.622%,  4/1/2031
b
372,537
227,000 5.250%,  4/21/2034
b
204,529
400,000 5.297%,  4/20/2037
b
346,905

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Financials (1.8%) - continued
MPT Operating Partnership, LP/
MPT Finance Corporation
$ 138,000 4.625%,  8/1/2029
f
$ 95,542
Nasdaq, Inc.
325,000 3.250%,  4/28/2050 190,497
Nationstar Mortgage Holdings,
Inc.
116,000 6.000%,  1/15/2027
g
107,824
NatWest Group plc
225,000 4.445%,  5/8/2030
b
199,443
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
137,000 4.500%,  9/30/2028
g
102,579
New York Life Global Funding
337,000 4.550%,  1/28/2033
g
301,092
NFP Corporation
70,000 6.875%,  8/15/2028
g
59,774
NNN REIT, Inc.
357,000 5.600%,  10/15/2033 329,056
Office Properties Income Trust
51,000 2.650%,  6/15/2026 33,531
Omega Healthcare Investors, Inc.
432,000 3.625%,  10/1/2029 351,939
375,000 3.375%,  2/1/2031 288,297
OneMain Finance Corporation
190,000 6.875%,  3/15/2025 187,453
253,000 3.875%,  9/15/2028 200,034
Park Intermediate Holdings, LLC
186,000 4.875%,  5/15/2029
g
155,235
Pine Street Trust I
342,000 4.572%,  2/15/2029
g
304,007
PNC Financial Services Group,
Inc.
351,000 5.812%,  6/12/2026
b
346,346
120,000 6.615%,  10/20/2027
b
120,298
456,000 4.626%,  6/6/2033
b
380,445
PRA Group, Inc.
114,000 7.375%,  9/1/2025
g
106,590
94,000 8.375%,  2/1/2028
g
77,432
Principal Life Global Funding II
338,000 1.250%,  8/16/2026
g
296,778
Prologis, LP
227,000 2.875%,  11/15/2029 191,176
Prudential Financial, Inc.
434,000 5.125%,  3/1/2052
b
369,005
Radian Group, Inc.
140,000 4.875%,  3/15/2027 129,929
Regency Centers, LP
350,000 4.125%,  3/15/2028 320,401
RLJ Lodging Trust, LP
59,000 3.750%,  7/1/2026
g
53,097
124,000 4.000%,  9/15/2029
g
101,060
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
215,000 3.625%,  3/1/2029
g
174,729
Royal Bank of Canada
352,000 5.200%,  7/20/2026 346,262
284,000 5.000%,  5/2/2033 255,725
Santander Holdings USA, Inc.
113,000 6.499%,  3/9/2029
b
109,291
Principal
Amount Long-Term Fixed Income (20.7%) Value
Financials (1.8%) - continued
Santander UK Group Holdings plc
$ 600,000 1.673%,  6/14/2027
b
$ 522,948
Service Properties Trust
66,000 4.650%,  3/15/2024 65,211
38,000 4.350%,  10/1/2024 36,426
121,000 7.500%,  9/15/2025 117,560
130,000 5.500%,  12/15/2027 109,753
Simon Property Group, LP
400,000 3.800%,  7/15/2050 254,244
SLM Corporation
60,000 4.200%,  10/29/2025 55,800
Societe Generale SA
234,000 4.750%,  11/24/2025
g
222,439
Spirit Realty, LP
450,000 2.100%,  3/15/2028 375,083
Standard Chartered plc
399,000 1.822%,  11/23/2025
b,g
378,244
Sumitomo Mitsui Financial Group,
Inc.
228,000 3.010%,  10/19/2026 209,263
338,000 5.710%,  1/13/2030 325,606
200,000 1.710%,  1/12/2031 145,279
Synchrony Financial
29,000 7.250%,  2/2/2033 24,592
Synovus Bank
250,000 5.625%,  2/15/2028 222,034
Toronto-Dominion Bank
341,000 5.156%,  1/10/2028 328,752
296,000 5.523%,  7/17/2028 288,582
Truist Financial Corporation
230,000 6.047%,  6/8/2027
b
225,288
162,000 5.125%,  12/15/2027
b,k
112,679
270,000 5.122%,  1/26/2034
b
231,666
U.S. Bancorp
228,000 5.727%,  10/21/2026
b
224,729
352,000 5.775%,  6/12/2029
b
338,470
89,000 5.836%,  6/12/2034
b
81,975
UBS Group AG
600,000 2.193%,  6/5/2026
b,g
558,537
355,000 6.246%,  9/22/2029
b,g
347,816
282,000 3.091%,  5/14/2032
b,g
216,902
UDR, Inc.
425,000 2.100%,  8/1/2032 300,004
United Wholesale Mortgage, LLC
37,000 5.500%,  11/15/2025
g
35,168
92,000 5.500%,  4/15/2029
g
77,050
UnitedHealth Group, Inc.
228,000 5.875%,  2/15/2053 215,620
342,000 4.750%,  5/15/2052 273,768
472,000 4.625%,  7/15/2035 419,613
USI, Inc./NY
47,000 6.875%,  5/1/2025
g
46,570
Wells Fargo & Company
203,000 3.000%,  4/22/2026 188,613
304,000 3.000%,  10/23/2026 278,482
342,000 3.526%,  3/24/2028
b
311,827
481,000 2.393%,  6/2/2028
b
419,272
236,000 5.574%,  7/25/2029
b
227,571
187,000 5.389%,  4/24/2034
b
169,283
550,000 4.900%,  11/17/2045 418,312

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Financials (1.8%) - continued
Willis North America, Inc.
$ 456,000 4.650%,  6/15/2027 $ 434,000
XHR, LP
59,000 6.375%,  8/15/2025
g
57,230
64,000 4.875%,  6/1/2029
g
54,148
Total 55,931,651
Foreign Government (<0.1%)
NBN Company, Ltd.
375,000 2.625%,  5/5/2031
g
296,435
Total 296,435
Mortgage-Backed Securities (5.9%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,825,262 2.000%,  5/1/2051 1,352,476
6,967,798 2.500%,  5/1/2051 5,376,412
2,927,186 3.500%,  5/1/2052 2,441,188
3,311,385 4.000%,  5/1/2052 2,887,105
7,718,261 3.500%,  6/1/2052 6,441,628
2,027,324 5.000%,  7/1/2053 1,876,049
1,779,593 5.500%,  7/1/2053 1,692,239
2,337,858 3.500%,  8/1/2052 1,962,875
2,075,183 5.000%,  8/1/2053 1,924,196
6,091,418 5.500%,  9/1/2053 5,789,788
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
2,271,776 2.500%,  7/1/2030 2,100,078
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
2,447,404 3.000%,  12/1/2036 2,118,722
2,136,571 3.000%,  8/1/2038 1,862,843
3,016,426 3.500%,  5/1/2040 2,604,193
1,896,449 2.500%,  4/1/2042 1,524,706
770,946 2.000%,  5/1/2042 611,187
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
7,504,950 3.000%,  1/1/2052 6,057,749
789,926 2.000%,  2/1/2051 584,997
1,238,804 2.000%,  2/1/2051 918,945
2,074,209 2.500%,  2/1/2051 1,608,042
3,567,826 2.500%,  2/1/2051 2,758,704
1,809,729 2.000%,  3/1/2051 1,337,735
13,782,216 2.000%,  3/1/2051 10,201,645
5,467,854 4.000%,  3/1/2051 4,821,706
7,772,716 3.000%,  3/1/2052 6,242,200
9,181,408 2.000%,  4/1/2051 6,793,555
4,604,378 3.000%,  4/1/2051 3,700,267
4,772,631 3.000%,  5/1/2050 3,868,126
1,476,470 2.000%,  5/1/2051 1,090,157
3,572,324 3.000%,  5/1/2051 2,916,835
2,548,731 3.000%,  6/1/2050 2,088,913
1,392,768 5.000%,  6/1/2053 1,289,706
5,402,987 2.500%,  7/1/2051 4,169,864
2,042,080 3.500%,  7/1/2051 1,735,727
3,841,307 3.500%,  8/1/2050 3,269,558
6,920,784 4.500%,  8/1/2052
e
6,219,927
2,713,924 5.000%,  8/1/2053 2,513,100
3,018,913 3.500%,  9/1/2052 2,530,183
Principal
Amount Long-Term Fixed Income (20.7%) Value
Mortgage-Backed Securities (5.9%) - continued
$ 2,320,647 5.000%,  9/1/2052 $ 2,141,324
2,076,973 4.500%,  9/1/2053 1,862,750
3,191,910 4.500%,  9/1/2053 2,853,680
5,560,667 4.000%,  10/1/2052 4,821,710
1,478,370 2.000%,  11/1/2051 1,092,308
3,050,000 2.000%,  11/1/2053
e
2,239,367
5,996,764 2.000%,  12/1/2050 4,442,486
9,307,786 2.500%,  12/1/2051 7,197,119
4,142,296 4.500%,  12/1/2052 3,724,508
6,350,000 5.500%,  11/1/2040
e
6,022,578
7,575,000 6.000%,  11/1/2041
e
7,370,738
5,250,000 4.000%,  11/1/2048
e
4,534,688
2,275,000 4.500%,  11/1/2048
e
2,031,290
10,000,000 5.000%,  11/1/2048
e
9,218,750
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
6,175,803 2.500%,  3/1/2062 4,576,242
1,952,811 3.500%,  7/1/2061 1,607,484
2,844,475 4.000%,  12/1/2061 2,458,115
Total 187,478,463
Technology (0.3%)
Advanced Micro Devices, Inc.
228,000 4.393%,  6/1/2052 175,632
Analog Devices, Inc.
700,000 2.950%,  10/1/2051 410,124
Apple, Inc.
400,000 2.650%,  2/8/2051 229,691
746,000 3.750%,  9/12/2047 544,192
AthenaHealth Group, Inc.
164,000 6.500%,  2/15/2030
f,g
134,028
Broadcom, Inc.
75,000 3.469%,  4/15/2034
g
57,145
457,000 3.137%,  11/15/2035
g
322,366
380,000 3.187%,  11/15/2036
g
263,172
275,000 4.926%,  5/15/2037
g
229,191
Cloud Software Group, Inc.
131,000 6.500%,  3/31/2029
g
115,011
46,000 9.000%,  9/30/2029
g
39,173
CommScope, Inc.
125,000 7.125%,  7/1/2028
f,g
46,875
Dell International, LLC/EMC
Corporation
342,000 6.020%,  6/15/2026 342,438
Fiserv, Inc.
250,000 2.250%,  6/1/2027 220,911
238,000 2.650%,  6/1/2030 191,794
198,000 5.600%,  3/2/2033 186,315
Gartner, Inc.
200,000 3.625%,  6/15/2029
g
168,891
230,000 3.750%,  10/1/2030
g
190,369
Global Payments, Inc.
342,000 5.300%,  8/15/2029 321,235
II-VI, Inc.
56,000 5.000%,  12/15/2029
g
47,520
Iron Mountain, Inc.
140,000 5.000%,  7/15/2028
g
125,283
190,000 4.875%,  9/15/2029
g
165,502
140,000 5.250%,  7/15/2030
g
121,530
164,000 4.500%,  2/15/2031
g
134,149

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Technology (0.3%) - continued
KLA Corporation
$ 343,000 3.300%,  3/1/2050 $ 216,164
Marvell Technology, Inc.
57,000 5.950%,  9/15/2033 54,139
Mastercard, Inc.
275,000 3.950%,  2/26/2048 207,641
Microsoft Corporation
208,000 3.041%,  3/17/2062 123,510
352,000 3.700%,  8/8/2046 262,092
NCR Voyix Corporation
176,000 5.125%,  4/15/2029
g
151,345
NXP BV/NXP Funding, LLC
115,000 5.550%,  12/1/2028 110,980
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
154,000 4.300%,  6/18/2029 138,959
305,000 3.250%,  5/11/2041 195,738
Open Text Corporation
134,000 3.875%,  12/1/2029
g
109,583
175,000 4.125%,  2/15/2030
g
145,005
Oracle Corporation
228,000 6.900%,  11/9/2052 224,672
568,000 6.150%,  11/9/2029 570,053
420,000 3.850%,  7/15/2036 320,333
663,000 4.000%,  7/15/2046 445,455
PTC, Inc.
130,000 3.625%,  2/15/2025
g
125,316
60,000 4.000%,  2/15/2028
g
53,201
Rackspace Technology Global,
Inc.
140,000 5.375%,  12/1/2028
g
40,939
RingCentral, Inc.
118,000 8.500%,  8/15/2030
g
112,100
Roper Technologies, Inc.
298,000 1.750%,  2/15/2031 220,168
S&P Global, Inc.
57,000 5.250%,  9/15/2033
g
53,779
Seagate HDD Cayman
68,000 8.500%,  7/15/2031
g
69,194
136,475 9.625%,  12/1/2032
g
145,485
Sensata Technologies BV
200,000 4.000%,  4/15/2029
g
170,021
Sensata Technologies, Inc.
134,000 3.750%,  2/15/2031
g
107,246
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
50,000 4.625%,  11/1/2026
g
46,188
SS&C Technologies, Inc.
408,000 5.500%,  9/30/2027
g
382,815
Texas Instruments, Inc.
227,000 5.050%,  5/18/2063 189,021
Viavi Solutions, Inc.
118,000 3.750%,  10/1/2029
g
91,849
Visa, Inc.
470,000 2.700%,  4/15/2040 314,414
VMware, Inc.
208,000 4.650%,  5/15/2027 199,237
335,000 2.200%,  8/15/2031 247,654
Total 10,626,833
Principal
Amount Long-Term Fixed Income (20.7%) Value
Transportation (0.2%)
American Airlines Group, Inc.
$ 40,000 3.750%,  3/1/2025
g
$ 37,321
American Airlines, Inc.
305,000 11.750%,  7/15/2025
g
323,147
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
270,833 5.500%,  4/20/2026
g
263,372
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
75,000 5.375%,  3/1/2029
g
64,238
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 176,340
235,000 5.750%,  5/1/2040 224,008
230,000 4.450%,  3/15/2043 182,092
Canadian Pacific Railway
Company
228,000 4.700%,  5/1/2048 177,748
CSX Corporation
270,000 3.800%,  4/15/2050 182,612
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
479,000 4.750%,  10/20/2028
g
450,251
ERAC USA Finance, LLC
227,000 5.400%,  5/1/2053
g
196,162
Hawaiian Brand Intellectual
Property, Ltd.
237,000 5.750%,  1/20/2026
g
175,112
Hertz Corporation
145,000 4.625%,  12/1/2026
g
121,456
174,000 5.000%,  12/1/2029
g
124,915
Mileage Plus Holdings, LLC
428,250 6.500%,  6/20/2027
g
423,059
Norfolk Southern Corporation
795,000 4.450%,  3/1/2033 705,330
Penske Truck Leasing Company,
LP/PTL Finance Corporation
343,000 5.750%,  5/24/2026
g
337,400
Rand Parent, LLC
121,000 8.500%,  2/15/2030
f,g
110,497
RXO, Inc.
141,000 7.500%,  11/15/2027
g
140,962
Southwest Airlines Company
353,000 2.625%,  2/10/2030 285,110
Spirit Loyalty Cayman, Ltd.
70,000 8.000%,  9/20/2025
g
51,625
Union Pacific Corporation
455,000 2.973%,  9/16/2062 239,957
United Airlines, Inc.
129,000 4.375%,  4/15/2026
g
119,662
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
35,000 7.875%,  5/1/2027
f,g
26,918
153,000 6.375%,  2/1/2030
g
102,035
Total 5,241,329
U.S. Government & Agencies (6.9%)
U.S. Treasury Bonds
1,676,000 3.625%,  5/15/2053 1,306,495
475,000 3.000%,  8/15/2052 325,820
6,200,000 1.625%,  11/15/2050 3,036,789
5,090,000 5.250%,  11/15/2028 5,174,104

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
U.S. Government & Agencies (6.9%) -
continued
$ 1,175,000 4.375%,  5/15/2040 $ 1,067,047
10,800,000 1.375%,  11/15/2040 6,087,234
560,000 3.000%,  5/15/2042 410,047
15,871,000 2.500%,  5/15/2046 10,058,866
13,950,000 2.875%,  5/15/2049 9,362,303
U.S. Treasury Notes
1,050,000 2.500%,  1/31/2024 1,042,412
18,590,000 3.000%,  6/30/2024 18,285,008
5,990,000 2.125%,  7/31/2024 5,842,590
10,000,000 1.250%,  8/31/2024 9,658,203
5,740,000 2.250%,  11/15/2024 5,555,917
6,340,000 2.125%,  11/30/2024 6,121,567
700,000 1.375%,  1/31/2025 666,832
16,300,000 3.875%,  3/31/2025 15,995,648
4,625,000 0.250%,  8/31/2025 4,234,946
1,100,000 5.000%,  8/31/2025 1,097,680
9,100,000 2.625%,  1/31/2026 8,641,090
9,100,000 0.500%,  2/28/2026 8,209,906
23,740,000 2.500%,  2/28/2026 22,452,847
7,450,000 0.500%,  4/30/2027 6,409,619
2,055,000 2.250%,  11/15/2027 1,858,892
9,775,000 3.875%,  12/31/2027 9,413,783
1,700,000 0.750%,  1/31/2028 1,433,844
10,200,000 3.500%,  1/31/2028 9,671,274
5,400,000 3.625%,  3/31/2028 5,139,492
21,400,000 2.875%,  5/15/2028 19,682,148
1,100,000 4.375%,  8/31/2028 1,079,031
9,780,000 1.375%,  11/15/2031 7,506,150
10,800,000 4.125%,  11/15/2032 10,174,781
Total 217,002,365
Utilities (0.3%)
AES Corporation
456,000 3.950%,  7/15/2030
g
381,115
Ameren Illinois Company
257,000 4.500%,  3/15/2049 200,955
American Electric Power
Company, Inc.
198,000 5.625%,  3/1/2033 185,848
Appalachian Power Company
155,000 3.300%,  6/1/2027 141,570
Atmos Energy Corporation
178,000 5.900%,  11/15/2033 175,387
Berkshire Hathaway Energy
Company
265,000 4.500%,  2/1/2045 203,763
Calpine Corporation
131,000 4.500%,  2/15/2028
g
118,123
CenterPoint Energy Resources
Corporation
400,000 1.750%,  10/1/2030 301,186
CenterPoint Energy, Inc.
107,000 4.250%,  11/1/2028 97,852
Commonwealth Edison Company
290,000 3.700%,  3/1/2045 199,440
Consolidated Edison Company of
New York, Inc.
114,000 4.500%,  12/1/2045 86,280
425,000 4.125%,  5/15/2049 300,603
Constellation Energy Generation,
LLC
120,000 6.125%,  1/15/2034 115,994
Principal
Amount Long-Term Fixed Income (20.7%) Value
Utilities (0.3%) - continued
Consumers Energy Company
$ 380,000 4.350%,  4/15/2049 $ 288,538
DTE Electric Company
215,000 3.700%,  3/15/2045 148,570
245,000 3.700%,  6/1/2046 167,227
Duke Energy Carolinas, LLC
435,000 3.700%,  12/1/2047 292,340
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 208,262
Edison International
325,000 5.750%,  6/15/2027 319,482
Eversource Energy
284,000 4.750%,  5/15/2026 276,134
Exelon Corporation
265,000 4.700%,  4/15/2050 199,808
459,000 4.450%,  4/15/2046 336,873
FirstEnergy Corporation
285,000 5.100%,  7/15/2047 236,328
Georgia Power Company
193,000 4.950%,  5/17/2033 176,163
ITC Holdings Corporation
152,000 5.300%,  7/1/2043 127,241
Jersey Central Power & Light
Company
275,000 2.750%,  3/1/2032
g
210,891
MidAmerican Energy Company
117,000 5.850%,  9/15/2054 109,559
National Rural Utilities Cooperative
Finance Corporation
153,000 3.700%,  3/15/2029 137,209
NextEra Energy Capital Holdings,
Inc.
241,000 5.749%,  9/1/2025 239,867
NextEra Energy Operating
Partners, LP
257,000 3.875%,  10/15/2026
g
233,669
NiSource Finance Corporation
435,000 5.650%,  2/1/2045 377,211
NRG Energy, Inc.
49,000 3.375%,  2/15/2029
g
39,881
342,000 4.450%,  6/15/2029
g
295,621
65,000 5.250%,  6/15/2029
g
57,347
Pacific Gas and Electric Company
265,000 3.300%,  12/1/2027 230,783
195,000 4.550%,  7/1/2030 168,773
PacifiCorp
230,000 5.500%,  5/15/2054 187,327
PG&E Corporation
151,000 5.000%,  7/1/2028
f
136,798
PPL Electric Utilities Corporation
234,000 3.950%,  6/1/2047 166,463
Public Service Company of
Colorado
342,000 4.500%,  6/1/2052 252,176
Public Service Enterprise Group,
Inc.
239,000 5.875%,  10/15/2028 236,520
San Diego Gas & Electric
Company
540,000 4.150%,  5/15/2048 389,886

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.7%) Value
Utilities (0.3%) - continued
Southern California Edison
Company
$ 320,000 4.000%,  4/1/2047 $ 219,035
Southern Company
456,000 5.113%,  8/1/2027 439,825
Southern Company Gas Capital
Corporation
190,000 4.400%,  5/30/2047 136,858
Southwestern Electric Power
Company
190,000 3.900%,  4/1/2045 125,674
Talen Energy Supply, LLC
112,000 8.625%,  6/1/2030
g
113,804
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
g
215,288
Virginia Electric and Power
Company
375,000 4.600%,  12/1/2048 286,582
Vistra Operations Company, LLC
325,000 5.125%,  5/13/2025
g
317,572
269,000 5.000%,  7/31/2027
g
246,078
Xcel Energy, Inc.
256,000 4.600%,  6/1/2032 226,305
Total 11,082,084
Total Long-Term Fixed Income
(cost $740,916,576) 651,623,911
Shares Common Stock ( 20.1% ) Value
Communications Services (1.3%)
29,434 Alphabet, Inc., Class A
m
3,652,171
88,212 Alphabet, Inc., Class C
m
11,052,964
32,130 Altice USA, Inc.
m
92,856
11,034 AMC Networks, Inc.
m
130,201
4,401 Bumble, Inc.
m
59,149
29 Cable One, Inc. 15,946
51,313 Cargurus, Inc.
m
884,123
111,729 Comcast Corporation 4,613,290
14,406 DISH Network Corporation
m
70,589
295 Electronic Arts, Inc. 36,518
10,367 Emerald Holding, Inc.
m
51,628
4,256 Entravision Communications
Corporation 15,236
2,385 Frontier Communications Parent,
Inc.
m
42,739
26,804 iHeartMedia, Inc.
m
62,989
7,103 Imax Corporation
m
129,346
20,756 Integral Ad Science Holding
Corporation
m
238,279
2,636 Interpublic Group of Companies,
Inc. 74,862
16,873 Liberty Global plc, Class A
m
262,544
32,815 Liberty Global plc, Class C
m
556,542
11,868 Liberty Latin America, Ltd., Class
A
m
81,058
2,005 Live Nation Entertainment, Inc.
m
160,440
143,974 Lumen Technologies, Inc.
m
210,202
1,497 Match Group, Inc.
m
51,796
25,763 Meta Platforms, Inc.
m
7,761,619
2,268 Netflix, Inc.
m
933,713
490 Omnicom Group, Inc. 36,706
99,534 QuinStreet, Inc.
m
1,125,730
2,039 Roku, Inc.
m
121,463
Shares Common Stock (20.1%) Value
Communications Services (1.3%) - continued
4,147 Sinclair, Inc. $ 45,078
3,676 TechTarget, Inc.
m
92,562
8,482 Telephone and Data Systems, Inc. 154,288
13,427 Trade Desk, Inc.
m
952,780
2,031 Tripadvisor, Inc.
m
29,978
163,586 Verizon Communications, Inc. 5,746,776
93,391 Warner Brothers Discovery, Inc.
m
928,307
618 Windstream Services, LLC
m
5,717
295 Yelp, Inc.
m
12,446
27,852 Ziff Davis, Inc.
m
1,683,932
Total 42,176,563
Consumer Discretionary (2.0%)
8,585 2U, Inc.
m
18,200
224 Adient plc
m
7,547
75,019 Amazon.com, Inc.
m
9,984,279
1,637 American Axle & Manufacturing
Holdings, Inc.
m
11,050
22,240 American Eagle Outfitters, Inc. 388,533
38,603 Aptiv plc
m
3,366,182
9,408 Autoliv, Inc. 862,243
54 AutoNation, Inc.
m
7,024
2,486 Beazer Homes USA, Inc.
m
60,136
1,046 Best Buy Company, Inc. 69,894
1,162 Booking Holdings, Inc.
m
3,241,469
12,282 Boot Barn Holdings, Inc.
m
853,599
1,432 Brunswick Corporation 99,481
5,334 Buckle, Inc. 180,129
6,692 Cedar Fair, LP 237,566
1,096 Chegg, Inc.
m
8,253
923 Chipotle Mexican Grill, Inc.
m
1,792,651
94,454 Clarus Corporation 546,889
12,464 Columbia Sportswear Company 919,843
3,852 Container Store Group, Inc.
m
7,126
16,724 Cooper-Standard Holdings, Inc.
m
207,712
2,008 Crocs, Inc.
m
179,354
2,886 Culp, Inc.
m
15,786
11,983 D.R. Horton, Inc. 1,251,025
21,553 Dana, Inc. 247,428
1,375 Darden Restaurants, Inc. 200,104
2,023 Deckers Outdoor Corporation
m
1,207,852
2,481 Domino's Pizza, Inc. 841,034
236 DoorDash, Inc.
m
17,688
715 Dorman Products, Inc.
m
44,459
2,890 eBay, Inc. 113,375
2,944 Etsy, Inc.
m
183,411
94,282 Everi Holdings, Inc.
m
1,017,303
13,030 Five Below, Inc.
m
2,266,959
15,625 Fox Factory Holding Corporation
m
1,272,969
34,628 General Motors Company 976,510
14,562 Gentex Corporation 417,638
12,633 Goodyear Tire & Rubber
Company
m
150,333
1,486 Grand Canyon Education, Inc.
m
175,838
3,989 Green Brick Partners, Inc.
m
154,374
11,124 Harley-Davidson, Inc. 298,679
11,369 Hilton Worldwide Holdings, Inc. 1,722,745
14,424 Home Depot, Inc. 4,106,369
1,448 KB Home 64,002
22,388 Laureate Education, Inc. 316,566
3,139 La-Z-Boy, Inc. 91,784
4,633 Lear Corporation 601,178
862 Lennar Corporation 91,958
12,961 Lowe's Companies, Inc. 2,469,978
2,645 Lululemon Athletica, Inc.
m
1,040,755

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.1%) Value
Consumer Discretionary (2.0%) - continued
2,062 M/I Homes, Inc.
m
$ 169,228
61 Marriott Vacations Worldwide
Corporation 5,481
10,145 McDonald's Corporation 2,659,715
5,982 Meritage Homes Corporation 682,068
3,705 MGM Resorts International 129,379
651 Modine Manufacturing Company
m
25,714
6,827 Mohawk Industries, Inc.
m
548,754
17,061 Nordstrom, Inc.
f
238,513
234 NVR, Inc.
m
1,266,553
1,390 ODP Corporation
m
62,439
12,131 Papa John's International, Inc. 788,758
1,720 PENN Entertainment, Inc.
m
33,936
5,562 Playa Hotels and Resorts NV
m
40,213
4,594 Polaris, Inc. 397,013
2,910 Pool Corporation 918,891
1,132 PulteGroup, Inc. 83,304
60,592 Qurate Retail, Inc.
m
26,703
2,210 Ross Stores, Inc. 256,294
9,010 SeaWorld Entertainment, Inc.
m
388,151
1,862 Six Flags Entertainment
Corporation
m
37,054
13,050 Skyline Champion Corporation
m
765,121
19,173 Sony Group Corporation ADR 1,592,318
56,004 Stoneridge, Inc.
m
911,185
760 Taylor Morrison Home
Corporation
m
29,123
18,708 Tesla, Inc.
m
3,757,315
91,535 ThredUp, Inc.
m
294,743
539 TopBuild Corporation
m
123,302
13,968 Travel + Leisure Company 475,331
7 Ulta Beauty, Inc.
m
2,669
6,999 Upbound Group, Inc. 182,394
6,975 Urban Outfitters, Inc.
m
241,474
85 Vail Resorts, Inc. 18,041
81 Visteon Corporation
m
9,325
7,446 Wendy's Company 141,623
4,211 Wingstop, Inc. 769,644
10,552 Wyndham Hotels & Resorts, Inc. 763,965
Total 63,242,994
Consumer Staples (1.1%)
29,839 Altria Group, Inc. 1,198,633
7,136 Archer-Daniels-Midland Company 510,724
10,639 BJ's Wholesale Club Holdings,
Inc.
m
724,729
601 Boston Beer Company, Inc.
m
200,704
1,551 Cal-Maine Foods, Inc. 70,276
4,887 Casey's General Stores, Inc. 1,328,824
12,001 Celsius Holdings, Inc.
m
1,825,232
66,049 Coca-Cola Company 3,731,108
3,445 Constellation Brands, Inc. 806,647
123,058 Coty, Inc.
m
1,153,053
739 Darling Ingredients, Inc.
m
32,730
14,038 e.l.f. Beauty, Inc.
m
1,300,340
8,981 Flowers Foods, Inc. 196,953
1,205 Hain Celestial Group, Inc.
m
13,315
129 Hershey Company 24,168
5,421 J & J Snack Foods Corporation 848,983
3,045 John B. Sanfilippo & Son, Inc. 311,382
53,919 Kenvue, Inc. 1,002,893
19,089 Kimberly-Clark Corporation 2,283,808
2,255 Kroger Company 102,309
19,915 Lamb Weston Holdings, Inc. 1,788,367
8,990 Lancaster Colony Corporation 1,520,838
Shares Common Stock (20.1%) Value
Consumer Staples (1.1%) - continued
132 McCormick & Company, Inc. $ 8,435
22,319 Mondelez International, Inc. 1,477,741
580 PepsiCo, Inc. 94,702
31,036 Philip Morris International, Inc. 2,767,170
9,957 Pilgrim's Pride Corporation
m
253,903
648 PriceSmart, Inc. 40,494
21,388 Primo Water Corporation 279,327
10,151 Procter & Gamble Company 1,522,955
3,714 Simply Good Foods Company
m
138,495
1,663 SpartanNash Company 37,401
24,127 Sysco Corporation 1,604,204
42,410 Turning Point Brands, Inc. 850,321
2,309 Tyson Foods, Inc. 107,022
13,364 US Foods Holding Corporation
m
520,394
24,775 Walmart, Inc. 4,048,483
Total 34,727,063
Energy (1.0%)
5,252 APA Corporation 208,610
1,723 Baker Hughes Company 59,306
37,291 BP plc ADR 1,364,105
1,971 Cactus, Inc. 92,519
2,561 California Resources Corporation 134,683
3,703 Cheniere Energy, Inc. 616,253
2,273 Chesapeake Energy Corporation 195,660
13,695 Chevron Corporation 1,995,772
1,322 Chord Energy Corporation 218,553
251 Civitas Resources, Inc. 18,933
1,219 Comstock Resources, Inc.
f
15,359
24,667 ConocoPhillips 2,930,440
2,250 CVR Energy, Inc. 73,688
24,623 Devon Energy Corporation 1,146,693
74,097 Enterprise Products Partners, LP 1,929,486
5,147 Expro Group Holdings NV
m
81,065
44,227 Exxon Mobil Corporation 4,681,428
903 Gran Tierra Energy, Inc.
m
5,526
43,860 Halliburton Company 1,725,452
1,078 Helmerich & Payne, Inc. 42,657
2,416 HF Sinclair Corporation 133,798
9,193 International Seaways, Inc. 442,091
21,323 Liberty Energy, Inc. 420,063
3,823 Magnolia Oil & Gas Corporation 85,826
18,434 Marathon Oil Corporation 503,433
20,441 Marathon Petroleum Corporation 3,091,701
23,664 Matador Resources Company 1,459,832
7,381 Murphy Oil Corporation 331,186
39,601 NOV, Inc. 790,436
534 ONEOK, Inc. 34,817
3,571 Ovintiv, Inc. 171,408
12,505 Par Pacific Holdings, Inc.
m
410,414
3,376 Patterson-UTI Energy, Inc. 42,875
6,340 PBF Energy, Inc. 301,340
4,416 Phillips 66 503,733
9,240 Pioneer Natural Resources
Company 2,208,360
39,769 ProPetro Holding Corporation
m
416,779
17,735 RPC, Inc. 147,555
10,600 SM Energy Company 427,392
2,200 Solaris Oilfield Infrastructure, Inc. 20,328
11,230 Talos Energy, Inc.
m
174,065
120,373 TechnipFMC plc 2,590,427
12,153 U.S. Silica Holdings, Inc.
m
146,687
14,266 Viper Energy Partners, LP 406,296

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.1%) Value
Energy (1.0%) - continued
3,256 Williams Companies, Inc. $ 112,006
Total 32,909,036
Financials (3.2%)
8,845 Allstate Corporation 1,133,310
20,724 Ally Financial, Inc. 501,314
5,192 Amalgamated Financial
Corporation 94,702
2,616 Amerant Bancorp, Inc. 47,690
16,203 American Express Company 2,366,124
1,933 American Financial Group, Inc. 211,393
27,306 American International Group, Inc. 1,674,131
2,687 Ameriprise Financial, Inc. 845,250
798 Ameris Bancorp 29,765
4,248 Annaly Capital Management, Inc. 66,311
45 Apollo Global Management, Inc. 3,485
4,159 Arch Capital Group, Ltd.
m
360,502
5,471 Arthur J. Gallagher & Company 1,288,366
3,782 Artisan Partners Asset
Management, Inc. 124,806
11,091 Associated Banc-Corp 179,785
1,049 Assurant, Inc. 156,196
2,624 Assured Guaranty, Ltd. 163,738
569 Atlantic Union Bankshares
Corporation 16,393
1,004 Axis Capital Holdings, Ltd. 57,328
407 Axos Financial, Inc.
m
14,664
8,753 Banc of California, Inc.
f
98,121
108,722 Bank of America Corporation 2,863,737
1,415 Bank of Hawaii Corporation
f
69,887
5,679 Bank of Marin Bancorp 95,407
7,003 Bank of N.T. Butterfield & Son, Ltd. 176,896
47,866 Bank of New York Mellon
Corporation 2,034,305
2,545 Bank OZK 91,136
2,804 BankFinancial Corporation 23,554
6,652 BankUnited, Inc. 145,080
3,301 Banner Corporation 139,335
902 BayCom Corporation 17,860
5,275 BCB Bancorp, Inc. 54,227
9,226 Berkshire Hathaway, Inc.
m
3,149,111
5,619 Berkshire Hills Bancorp, Inc. 110,189
1,557 BlackRock, Inc. 953,320
2,903 Block, Inc.
m
116,846
223 BOK Financial Corporation 14,611
16,384 Bridgewater Bancshares, Inc.
m
157,778
5,284 Brighthouse Financial, Inc.
m
239,365
8,775 Brookline Bancorp, Inc. 71,428
223 Brown & Brown, Inc. 15,481
4,065 Business First Bancshares, Inc. 79,430
2,562 Byline Bancorp, Inc. 48,601
4,268 Cadence Bank 90,396
988 Camden National Corporation 28,810
11,028 Capital One Financial Corporation 1,117,026
5,694 Capitol Federal Financial, Inc. 29,609
20,796 Carlyle Group, Inc. 572,722
748 Cathay General Bancorp 25,365
17,157 Central Pacific Financial
Corporation 270,737
483 Central Valley Community Bancorp 7,617
53,261 Charles Schwab Corporation 2,771,702
16,395 Chubb, Ltd. 3,518,695
9,872 Cincinnati Financial Corporation 983,942
12,559 Citigroup, Inc. 495,955
13,869 Citizens Financial Group, Inc. 324,951
Shares Common Stock (20.1%) Value
Financials (3.2%) - continued
4,271 CNB Financial Corporation $ 77,647
12,924 Columbia Banking System, Inc. 254,215
34,373 Comerica, Inc. 1,354,296
3,533 Commerce Bancshares, Inc. 154,957
626 Community Bank System, Inc. 25,009
6,645 Community Trust Bancorp, Inc. 249,586
4,772 ConnectOne Bancorp, Inc. 77,736
1,743 CrossFirst Bankshares, Inc.
m
18,441
1,784 Cullen/Frost Bankers, Inc. 162,326
3,467 Customers Bancorp, Inc.
m
139,408
1,783 CVB Financial Corporation 27,850
9,388 Dime Community Bancshares, Inc. 172,645
10,075 Discover Financial Services 826,956
12,064 Eagle Bancorp, Inc. 235,007
5,950 East West Bancorp, Inc. 319,039
1,648 Eastern Bankshares, Inc. 18,144
7,046 Ellington Residential Mortgage
REIT 37,203
2,184 Employers Holdings, Inc. 82,992
4,079 Enova International, Inc.
m
162,671
3,768 Enterprise Financial Services
Corporation 131,013
2,153 Equity Bancshares, Inc. 52,103
435 EVERTEC, Inc. 13,824
30,046 F.N.B. Corporation 321,192
1,778 FactSet Research Systems, Inc. 767,900
30,591 Federated Hermes, Inc. 969,735
2,444 Fidelity National Information
Services, Inc. 120,025
1,819 Fifth Third Bancorp 43,128
5,904 Financial Institutions, Inc. 93,519
1,811 First Bancorp/Puerto Rico 24,177
22 First Citizens BancShares, Inc./NC 30,376
2,639 First Financial Bankshares, Inc. 63,468
2,784 First Financial Corporation 95,797
16,193 First Foundation, Inc. 73,516
1,210 First Hawaiian, Inc. 21,695
23,005 First Horizon Corporation 247,304
2,713 First Internet Bancorp 44,412
710 First Interstate BancSystem, Inc. 16,380
2,068 First Merchants Corporation 56,477
892 First Mid-Illinois Bancshares, Inc. 24,369
6,426 First of Long Island Corporation 69,015
6,161 Fiserv, Inc.
m
700,814
400 Five Star Bancorp 7,788
717 FleetCor Technologies, Inc.
m
161,447
7,358 Flushing Financial Corporation 90,798
13,440 Fulton Financial Corporation 174,586
14,604 Genworth Financial, Inc.
m
87,478
10,073 Glacier Bancorp, Inc. 304,104
815 Global Life, Inc. 94,833
2,352 Global Payments, Inc. 249,829
3,992 Great Southern Bancorp, Inc. 198,482
3,978 Green Dot Corporation
m
44,474
11,505 Hamilton Lane, Inc. 967,801
3,507 Hancock Whitney Corporation 120,746
18,571 Hanmi Financial Corporation 272,622
3,080 Hanover Insurance Group, Inc. 361,007
2,625 Hartford Financial Services Group,
Inc. 192,806
19,410 Heartland Financial USA, Inc. 531,834
11,865 Heritage Commerce Corporation 97,056
10,594 Heritage Financial Corporation 172,364
140 Hingham Institution For Savings
f
20,801
4,589 Home BancShares, Inc. 93,845

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.1%) Value
Financials (3.2%) - continued
13,449 HomeStreet, Inc. $ 64,959
7,152 Hometrust Bancshares, Inc. 147,403
34,300 Hope Bancorp, Inc. 300,468
9,369 Horizon Bancorp, Inc. 88,912
20,008 Houlihan Lokey, Inc. 2,011,204
8,815 Huntington Bancshares, Inc. 85,065
2,837 Independent Bank Corporation 138,446
6,681 Independent Bank Corporation/MI 133,286
36,018 Intercontinental Exchange, Inc. 3,869,774
617 International Bancshares
Corporation 27,043
13,057 Invesco Mortgage Capital, Inc. 89,179
9,224 Invesco, Ltd. 119,635
39,375 J.P. Morgan Chase & Company 5,475,487
588 Jack Henry & Associates, Inc. 82,902
20,342 Janus Henderson Group plc 469,290
9,519 Kearny Financial Corporation/MD 66,062
8,209 KeyCorp 83,896
10,370 Kinsale Capital Group, Inc. 3,462,647
1,517 KKR & Company, Inc. 84,042
7,922 Lazard, Ltd. 219,994
10,026 M&T Bank Corporation 1,130,431
5,565 Marsh & McLennan Companies,
Inc. 1,055,402
10,227 Mastercard, Inc. 3,848,931
1,283 Mercantile Bank Corporation 42,262
22,688 MetLife, Inc. 1,361,507
5,498 Metropolitan Bank Holding
Corporation
f,m
178,190
19,580 MFA Financial, Inc. 174,066
85,756 MGIC Investment Corporation 1,444,131
1,053 Mid Penn Bancorp, Inc. 20,070
5,859 Midland States Bancorp, Inc. 127,843
10,670 MidWestOne Financial Group, Inc. 212,546
12,754 Morgan Stanley 903,238
13,333 Mr. Cooper Group, Inc.
m
753,714
4,392 MSCI, Inc. 2,071,048
850 MVB Financial Corporation 16,703
29,743 Nasdaq, Inc. 1,475,253
11,415 Navient Corporation 181,613
2,323 NCR Atleos Corporation
m
51,245
24,796 New York Community Bancorp,
Inc. 235,066
28,172 NMI Holdings, Inc.
m
770,504
3,805 Northfield Bancorp, Inc. 32,723
332 Northrim BanCorp, Inc. 13,848
28,477 NU Holdings, Ltd./Cayman
Islands
m
233,511
10,302 OceanFirst Financial Corporation 130,423
2,185 OFG Bancorp 64,720
6,993 Old National Bancorp 95,804
5,870 Old Republic International
Corporation 160,721
4,270 Old Second Bancorp, Inc. 57,901
16,124 OneMain Holdings, Inc. 579,335
892 Pacific Premier Bancorp, Inc. 16,948
48,341 PayPal Holdings, Inc.
m
2,504,064
1,754 PCB Bancorp 26,977
1,403 PennyMac Financial Services, Inc. 94,282
2,139 Pinnacle Financial Partners, Inc. 133,388
323 PNC Financial Services Group,
Inc. 36,974
3,109 Popular, Inc. 202,209
5,818 Premier Financial Corporation 100,942
532 PROG Holdings, Inc.
m
14,571
Shares Common Stock (20.1%) Value
Financials (3.2%) - continued
2,627 Prosperity Bancshares, Inc. $ 143,277
8,653 Provident Financial Services, Inc. 121,575
1,465 Prudential Financial, Inc. 133,960
17,393 Radian Group, Inc. 440,739
21,122 Raymond James Financial, Inc. 2,015,884
2,322 Regions Financial Corporation 33,739
64,410 Rithm Capital Corporation 600,945
13,085 RLI Corporation 1,743,445
1,501 S&T Bancorp, Inc. 38,666
5,531 Sandy Spring Bancorp, Inc. 113,109
20,068 SEI Investments Company 1,076,849
3,710 Shore Bancshares, Inc. 38,065
1,088 Simmons First National
Corporation 15,460
814 SmartFinancial, Inc. 16,972
463 Southern First Bancshares, Inc.
m
12,501
2,095 SouthState Corporation 138,480
2,521 Synchrony Financial 70,714
10,876 Synovus Financial Corporation 283,537
1,134 T. Rowe Price Group, Inc. 102,627
2,767 Territorial Bancorp, Inc. 21,361
4,166 TPG, Inc. 115,148
11,661 Tradeweb Markets, Inc. 1,049,607
22,423 Triumph Financial, Inc.
m
1,395,832
5,056 TrustCo Bank Corporation NY 129,080
6,180 Trustmark Corporation 124,280
12,660 Two Harbors Investment
Corporation 146,983
1,437 U.S. Bancorp 45,812
705 UMB Financial Corporation 44,218
3,103 United Bankshares, Inc. 88,249
2,105 United Community Banks, Inc. 46,499
5,836 Univest Financial Corporation 97,228
6,755 Unum Group 330,320
14,434 Valley National Bancorp 112,297
6,591 Veritex Holdings, Inc. 113,497
21,674 Virtu Financial, Inc. 400,752
1,639 Visa, Inc. 385,329
4,016 Voya Financial, Inc. 268,148
1,414 W.R. Berkley Corporation 95,332
5,792 WaFd, Inc. 142,947
1,073 Walker & Dunlop, Inc. 69,530
68 Webster Financial Corporation 2,582
91,560 Wells Fargo & Company 3,641,341
2,910 Westamerica Bancorporation 137,468
39,261 Western Alliance Bancorp 1,613,627
60,385 Western Union Company 681,747
550 WEX, Inc.
m
91,564
86 Willis Towers Watson plc 20,287
1,542 Wintrust Financial Corporation 115,172
492 WSFS Financial Corporation 17,417
1,137 XP, Inc. 22,740
13,785 Zions Bancorp NA 425,267
Total 99,664,556
Health Care (2.7%)
28,782 Abbott Laboratories 2,721,338
5,768 ACADIA Pharmaceuticals, Inc.
m
130,184
11,266 Agilent Technologies, Inc. 1,164,566
4,257 Agios Pharmaceuticals, Inc.
m
89,440
4,694 Aldeyra Therapeutics, Inc.
m
8,027
2,909 Align Technology, Inc.
m
536,972
18,888 Alkermes plc
m
456,901
3,677 Amgen, Inc. 940,209
6,480 Amicus Therapeutics, Inc.
m
71,086

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.1%) Value
Health Care (2.7%) - continued
2,763 Amphastar Pharmaceuticals, Inc.
m
$ 125,081
2,826 Anika Therapeutics, Inc.
m
55,107
5,108 Apellis Pharmaceuticals, Inc.
m
248,555
4,217 Argenx SE ADR
m
1,980,177
7,035 Ascendis Pharma AS ADR
m
628,296
12,472 AstraZeneca plc ADR 788,605
3,034 Avanos Medical, Inc.
m
55,704
92,335 Avantor, Inc.
m
1,609,399
10,754 Azenta, Inc.
m
488,769
18,141 Baxter International, Inc. 588,313
5,921 Biogen, Inc.
m
1,406,474
133 BioMarin Pharmaceutical, Inc.
m
10,833
171 Bio-Rad Laboratories, Inc.
m
47,073
20,122 Bio-Techne Corporation 1,099,265
816 Blueprint Medicines Corporation
m
48,030
6,553 Bruker Corporation 373,521
827 Cardinal Health, Inc. 75,257
3,723 Centene Corporation
m
256,813
2,873 Charles River Laboratories
International, Inc.
m
483,698
7,246 Cigna Group 2,240,463
5,031 Codexis, Inc.
m
8,351
3,640 Cooper Companies, Inc. 1,134,770
22,625 CVS Health Corporation 1,561,351
9,219 Danaher Corporation 1,770,232
8,238 Deciphera Pharmaceuticals, Inc.
m
98,774
30,164 Dentsply Sirona, Inc. 917,287
10,748 Dexcom, Inc.
m
954,745
17,213 Dynavax Technologies
Corporation
m
244,597
14,556 Edwards Lifesciences
Corporation
m
927,508
95,736 Elanco Animal Health, Inc.
m
843,434
4,918 Elevance Health, Inc. 2,213,543
1,361 Eli Lilly & Company 753,899
1,626 Enanta Pharmaceuticals, Inc.
m
14,667
30,855 Enovis Corporation
m
1,416,244
13,131 Exelixis, Inc.
m
270,367
26,649 Gilead Sciences, Inc. 2,093,012
2,093 Globus Medical, Inc.
m
95,671
8,725 GoodRx Holdings, Inc.
m
43,014
32,182 Halozyme Therapeutics, Inc.
m
1,090,004
5,327 HCA Healthcare, Inc. 1,204,648
7,863 Hologic, Inc.
m
520,295
3,053 ICON plc
m
744,810
79 IDEXX Laboratories, Inc.
m
31,558
47 Illumina, Inc.
m
5,143
13,178 Immunocore Holdings plc ADR
m
585,103
3,343 Inspire Medical Systems, Inc.
m
491,956
3,351 Intuitive Surgical, Inc.
m
878,699
582 IQVIA Holding, Inc.
m
105,243
1,191 Jazz Pharmaceuticals, Inc.
m
151,281
15,229 Johnson & Johnson 2,259,070
10,387 Laboratory Corporation of America
Holdings 2,074,596
19,165 Lantheus Holdings, Inc.
m
1,238,059
121 Ligand Pharmaceuticals, Inc.
m
6,327
1,750 LivaNova plc
m
85,838
101,662 Maravai LifeSciences Holdings,
Inc.
m
697,401
56 Medpace Holdings, Inc.
m
13,590
45,565 Medtronic plc 3,215,066
47,941 Merck & Company, Inc. 4,923,541
2,374 Molina Healthcare, Inc.
m
790,423
3,941 Myriad Genetics, Inc.
m
61,401
Shares Common Stock (20.1%) Value
Health Care (2.7%) - continued
11,595 Natera, Inc.
m
$ 457,655
3,606 National HealthCare Corporation 242,900
6,619 Neogen Corporation
m
98,557
11,641 Novo Nordisk AS ADR 1,124,171
27,414 Option Care Health, Inc.
m
760,190
946 OraSure Technologies, Inc.
m
4,881
4,684 Pacira Pharmaceuticals, Inc.
m
132,370
5,044 Pediatrix Medical Group, Inc.
m
57,804
58,038 Pfizer, Inc. 1,773,641
29,935 Phreesia, Inc.
m
408,912
64,239 Progyny, Inc.
m
1,982,416
3,377 PTC Therapeutics, Inc.
m
63,319
5,345 Qiagen NV
m
200,063
2,395 QuidelOrtho Corporation
m
146,287
54,956 R1 RCM, Inc.
m
647,931
10,899 Repligen Corporation
m
1,466,569
6,737 Revance Therapeutics, Inc.
m
53,155
7,815 Rocket Pharmaceuticals, Inc.
m
141,452
1,251 Royalty Pharma plc 33,614
4,406 Sarepta Therapeutics, Inc.
m
296,568
60,285 scPharmaceuticals, Inc.
m
322,525
3,552 Sensus Healthcare, Inc.
m
7,779
4,651 ShockWave Medical, Inc.
m
959,315
3,958 Stryker Corporation 1,069,531
1,189 Teleflex, Inc. 219,668
6,386 TG Therapeutics, Inc.
m
49,364
5,420 Thermo Fisher Scientific, Inc. 2,410,653
6,713 UnitedHealth Group, Inc. 3,595,214
2,995 Vanda Pharmaceuticals, Inc.
m
13,118
6,905 Veeva Systems, Inc.
m
1,330,663
11,049 Veracyte, Inc.
m
228,935
29,355 Vericel Corporation
m
1,032,709
1,725 Vertex Pharmaceuticals, Inc.
m
624,640
20,469 Viemed Healthcare, Inc.
m
129,159
4,685 Waters Corporation
m
1,117,513
743 West Pharmaceutical Services,
Inc. 236,489
2,870 Zentalis Pharmaceuticals, Inc.
m
46,953
14,163 Zimmer Biomet Holdings, Inc. 1,478,759
23,216 Zoetis, Inc. 3,644,912
Total 83,874,028
Industrials (2.7%)
4,387 A.O. Smith Corporation 306,037
2,076 Acuity Brands, Inc. 336,250
11,712 Advanced Drainage Systems, Inc. 1,251,193
4,963 AECOM 379,918
4,772 AGCO Corporation 547,158
22,635 Air Lease Corporation 783,850
9,261 Alight, Inc.
m
61,493
3,605 Allison Transmission Holdings, Inc. 181,764
13,154 AMETEK, Inc. 1,851,689
780 Apogee Enterprises, Inc. 33,478
9,206 Armstrong World Industries, Inc. 698,643
27,452 ASGN, Inc.
m
2,291,144
8,706 Automatic Data Processing, Inc. 1,899,823
607 Axon Enterprise, Inc.
m
124,125
3,208 AZZ, Inc. 151,642
51,070 Badger Infrastructure Solutions,
Ltd. 1,352,660
8,317 Barnes Group, Inc. 172,910
9,196 Beacon Roofing Supply, Inc.
m
654,479
80 Boise Cascade Company 7,500
145 Brady Corporation 7,462
1,952 Builders FirstSource, Inc.
m
211,831

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.1%) Value
Industrials (2.7%) - continued
7,110 Carlisle Companies, Inc. $ 1,806,580
818 Caterpillar, Inc. 184,909
10,109 Chart Industries, Inc.
m
1,174,969
3,323 Cimpress plc
m
198,283
108,259 CNH Industrial NV 1,188,684
277 Columbus McKinnon Corporation 8,468
19,071 Conduent Incorporated
m
60,837
2,107 CSW Industrials, Inc. 373,487
95,174 CSX Corporation 2,840,944
7,260 Cummins, Inc. 1,570,338
4,677 Curtiss-Wright Corporation 929,834
2,073 Daseke, Inc.
m
9,204
3,068 Deere & Company 1,120,925
39,274 Delta Air Lines, Inc. 1,227,313
4,045 Donaldson Company, Inc. 233,235
21 Dover Corporation 2,729
4,681 EMCOR Group, Inc. 967,329
155 Equifax, Inc. 26,283
74,978 ExlService Holdings, Inc.
m
1,957,676
1,227 Expeditors International of
Washington, Inc. 134,050
22,615 Fastenal Company 1,319,359
11,221 Ferguson plc 1,685,394
44,892 First Advantage Corporation 584,045
30,359 Flowserve Corporation 1,114,783
8,442 Fluor Corporation
m
281,034
1,077 Forrester Research, Inc.
m
24,986
6,874 Fortune Brands Innovations, Inc. 383,569
3,662 Gates Industrial Corporation plc
m
39,989
8,607 General Dynamics Corporation 2,076,955
2,295 Gibraltar Industries, Inc.
m
139,674
119 GMS, Inc.
m
6,959
520 Gorman-Rupp Company 15,366
6,344 Greenbrier Companies, Inc. 219,439
1,316 Griffon Corporation 52,561
20,401 Helios Technologies, Inc. 1,055,140
2,412 Herc Holdings, Inc. 257,577
7,711 Hillman Solutions Corporation
m
50,584
9,944 Honeywell International, Inc. 1,822,337
91,917 Howmet Aerospace, Inc. 4,053,540
392 Hubbell, Inc. 105,879
1,103 IDEX Corporation 211,125
476 Ingersoll Rand, Inc. 28,884
3,594 Interface, Inc. 31,951
120,778 Janus International Group, Inc.
m
1,130,482
4,756 JB Hunt Transport Services, Inc. 817,414
17,723 JetBlue Airways Corporation
m
66,638
220 Johnson Controls International plc 10,784
6,203 Kennametal, Inc. 143,351
8,610 L3Harris Technologies, Inc. 1,544,720
3,203 Legalzoom.com, Inc.
m
31,934
9,008 Lincoln Electric Holdings, Inc. 1,574,598
4,873 ManpowerGroup, Inc. 340,964
17,864 Masco Corporation 930,536
26,624 Masterbrand, Inc.
m
295,793
2,414 Matson, Inc. 210,139
4,651 Maximus, Inc. 347,523
14,668 Middleby Corporation
m
1,655,577
6,476 Miller Industries, Inc. 235,532
1,841 Moog, Inc. 213,648
3,547 MSC Industrial Direct Company,
Inc. 336,078
863 MYR Group, Inc.
m
99,961
271 National Presto Industries, Inc. 20,257
1,698 Northrop Grumman Corporation 800,488
Shares Common Stock (20.1%) Value
Industrials (2.7%) - continued
8,287 nVent Electric plc $ 398,853
3,511 Old Dominion Freight Line, Inc. 1,322,453
20,609 Oshkosh Corporation 1,808,028
1,175 Otis Worldwide Corporation 90,722
17,208 Owens Corning, Inc. 1,950,871
5,343 PACCAR, Inc. 440,958
5,444 Parker-Hannifin Corporation 2,008,346
438 Paycom Software, Inc. 107,297
487 Paylocity Holding Corporation
m
87,368
31,323 Pentair plc 1,820,493
974 Quanta Services, Inc. 162,775
28,846 RB Global, Inc. 1,886,528
9,319 Regal Rexnord Corporation 1,103,463
1,589 Republic Services, Inc. 235,951
3,687 Resideo Technologies, Inc.
m
53,388
4,594 Saia, Inc.
m
1,646,903
12,601 Schneider National, Inc. 319,183
8,299 Simpson Manufacturing Company,
Inc. 1,105,261
3,561 SiteOne Landscape Supply, Inc.
m
490,599
8,473 SkyWest, Inc.
m
357,306
362 Snap-On, Inc. 93,374
1,665 Southwest Airlines Company 37,013
5,385 Standex International Corporation 773,124
1,036 Sterling Construction Company,
Inc.
m
75,473
3,986 Tennant Company 295,841
5,491 Terex Corporation 251,488
2,901 Textron, Inc. 220,476
15,168 Timken Company 1,048,412
2,277 Titan Machinery, Inc.
m
56,561
9,652 Trane Technologies plc 1,836,872
15,589 TransUnion 684,045
4,811 Trex Company, Inc.
m
270,426
26,407 Uber Technologies, Inc.
m
1,142,895
62 UniFirst Corporation/MA 10,195
18,708 United Parcel Service, Inc. 2,642,505
2,560 United Rentals, Inc. 1,040,051
731 Valmont Industries, Inc. 143,941
1,322 Veralto Corporation
m
91,218
1,594 Vertiv Holdings Company 62,596
3,012 Wabash National Corporation 62,318
37,451 WillScot Mobile Mini Holdings
Corporation
m
1,475,944
Total 85,400,187
Information Technology (4.1%)
15,463 8x8, Inc.
m
36,802
6,617 Adobe, Inc.
m
3,520,641
13,197 Advanced Micro Devices, Inc.
m
1,299,905
1,968 Alpha and Omega Semiconductor,
Ltd.
m
46,681
6,097 Amkor Technology, Inc. 127,183
28,253 Amphenol Corporation 2,275,779
518 ANSYS, Inc.
m
144,139
83,551 Apple, Inc. 14,268,004
15,018 Applied Materials, Inc. 1,987,632
5,787 Arista Networks, Inc.
m
1,159,541
5,891 Autodesk, Inc.
m
1,164,238
369 Broadcom, Inc. 310,466
53,157 Calix, Inc.
m
1,760,560
356 CDW Corporation 71,342
8,114 Ciena Corporation
m
342,411
156,594 Cisco Systems, Inc. 8,163,245
18,678 Cognex Corporation 672,221

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.1%) Value
Information Technology (4.1%) - continued
107 Cognizant Technology Solutions
Corporation $ 6,898
7,636 Cohu, Inc.
m
230,149
18,864 CommScope Holding Company,
Inc.
m
27,919
247 CommVault Systems, Inc.
m
16,141
751 Corning, Inc. 20,097
8,694 Crane NXT Company 452,088
1,362 Datadog, Inc.
m
110,962
15,457 Descartes Systems Group, Inc.
m
1,116,150
2,682 DocuSign, Inc.
m
104,276
7,950 Dolby Laboratories, Inc. 643,473
60,475 Dropbox, Inc.
m
1,590,493
20,986 Dynatrace Holdings, LLC
m
938,284
838 Elastic NV
m
62,884
3,921 Enphase Energy, Inc.
m
312,033
3,404 EPAM Systems, Inc.
m
740,608
615 F5, Inc.
m
93,228
25 Fair Isaac Corporation
m
21,147
40,894 Flex, Ltd.
m
1,051,794
1,722 FormFactor, Inc.
m
58,341
8,869 Fortinet, Inc.
m
507,041
12 Gartner, Inc.
m
3,984
16,926 Gilat Satellite Networks, Ltd.
m
101,725
293 GoDaddy, Inc.
m
21,456
69,252 Grid Dynamics Holdings, Inc.
m
702,215
29,950 Guidewire Software, Inc.
m
2,699,394
40,169 Hackett Group, Inc. 895,367
10,696 Hewlett Packard Enterprise
Company 164,504
101 HP, Inc. 2,659
2,293 HubSpot, Inc.
m
971,705
898 Insight Enterprises, Inc.
m
128,683
2,657 IPG Photonics Corporation
m
228,236
2,503 JFrog, Ltd.
m
56,292
24,982 Juniper Networks, Inc. 672,515
1,982 Keysight Technologies, Inc.
m
241,903
2,321 KLA Corporation 1,090,174
18,092 Knowles Corporation
m
235,015
11,575 Kyndryl Holdings, Inc.
m
169,342
2,043 Lam Research Corporation 1,201,733
26,733 Lattice Semiconductor
Corporation
m
1,486,622
3,488 Littelfuse, Inc. 755,745
9,736 LiveRamp Holding, Inc.
m
269,298
3,764 Marvell Technology, Inc. 177,736
323 Microchip Technology, Inc. 23,027
65,571 Microsoft Corporation 22,170,211
3,671 MKS Instruments, Inc. 241,038
3,321 Monolithic Power Systems, Inc. 1,467,019
173 Motorola Solutions, Inc. 48,174
4,647 NCR Voyix Corporation
m
71,053
4,618 NetApp, Inc. 336,098
870 NICE, Ltd. ADR
m
134,285
7,801 Nova, Ltd.
m
740,861
21,081 NVIDIA Corporation 8,596,832
2,220 ON Semiconductor Corporation
m
139,061
306 OSI Systems, Inc.
m
31,907
31,150 PagerDuty, Inc.
m
628,296
8,142 Palo Alto Networks, Inc.
m
1,978,669
11,854 PDF Solutions, Inc.
m
314,487
3,991 Plexus Corporation
m
392,395
9,285 PTC, Inc.
m
1,303,800
6,740 Q2 Holdings, Inc.
m
202,402
994 Qorvo, Inc.
m
86,895
Shares Common Stock (20.1%) Value
Information Technology (4.1%) - continued
44,200 QUALCOMM, Inc. $ 4,817,358
10,043 Rackspace Technology, Inc.
f,m
12,252
2,998 Rapid7, Inc.
m
139,377
4,078 RingCentral, Inc.
m
108,393
1,274 Roper Industries, Inc. 622,438
15,928 Salesforce, Inc.
m
3,198,820
51,555 Samsung Electronics Company,
Ltd. 2,566,144
1,031 Sanmina Corporation
m
52,447
4,467 ServiceNow, Inc.
m
2,599,124
5,970 Silicon Laboratories, Inc.
m
550,315
2,324 Skyworks Solutions, Inc. 201,584
10,806 SolarWinds Corporation
m
99,523
3,099 Sprinklr, Inc.
m
42,115
47,251 Sprout Social, Inc.
m
2,045,023
3,379 SPS Commerce, Inc.
m
541,789
3,992 Synopsys, Inc.
m
1,874,004
14,111 TE Connectivity, Ltd. 1,662,981
252 Teledyne Technologies, Inc.
m
94,397
286 Tenable Holdings, Inc.
m
12,043
6,015 Teradata Corporation
m
256,961
62 Teradyne, Inc. 5,163
19,931 Texas Instruments, Inc. 2,830,401
2,572 Trimble, Inc.
m
121,218
110,935 TTM Technologies, Inc.
m
1,274,643
5,675 Tyler Technologies, Inc.
m
2,116,208
17,327 Unisys Corporation
m
48,169
3,662 Universal Display Corporation 509,677
6,102 Upland Software, Inc.
m
20,381
40,481 Varonis Systems, Inc.
m
1,361,781
3,818 Verint Systems, Inc.
m
71,817
6,927 VeriSign, Inc.
m
1,383,045
13,243 Viavi Solutions, Inc.
m
103,031
14,197 Vishay Intertechnology, Inc. 315,741
15,380 Vontier Corporation 454,633
12,456 Wolfspeed, Inc.
m
421,511
16,639 Workiva, Inc.
m
1,449,091
2,705 Xerox Holdings Corporation 34,732
11,461 Yext, Inc.
m
69,110
1,543 Zoom Video Communications,
Inc.
m
92,549
Total 130,817,598
Materials (0.6%)
525 Albemarle Corporation 66,559
6,216 Alcoa Corporation 159,378
822 AptarGroup, Inc. 100,506
50,203 Axalta Coating Systems, Ltd.
m
1,316,825
4,247 Ball Corporation 204,493
2,259 Berry Plastics Group, Inc. 124,245
3,837 Carpenter Technology Corporation 240,657
5,165 Celanese Corporation 591,444
21,292 CF Industries Holdings, Inc. 1,698,676
21,715 Cleveland-Cliffs, Inc.
m
364,378
4,896 Commercial Metals Company 207,052
3,421 Eagle Materials, Inc. 526,526
14,797 Eastman Chemical Company 1,105,780
223 Hawkins, Inc. 12,807
22,078 Huntsman Corporation 515,080
8,165 Ingevity Corporation
m
328,886
3,878 Innospec, Inc. 380,044
22,215 Ivanhoe Mines, Ltd.
m
163,719
1,313 Kaiser Aluminum Corporation 74,578
3,462 Linde plc 1,323,038
2,968 LSB Industries, Inc.
m
27,038

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.1%) Value
Materials (0.6%) - continued
255 LyondellBasell Industries NV $ 23,011
2,676 Martin Marietta Materials, Inc. 1,094,323
8,308 Mosaic Company 269,844
1,282 Myers Industries, Inc. 21,499
1,926 Newmont Corporation 72,167
15,630 Nucor Corporation 2,309,958
7,570 O-I Glass, Inc.
m
116,956
4,236 Orion SA 85,991
2,846 PPG Industries, Inc. 349,403
150,947 Ranpak Holdings Corporation
m
476,993
312 Reliance Steel & Aluminum
Company 79,367
10,462 RPM International, Inc. 954,867
2,918 Ryerson Holding Corporation 84,768
4,334 Schnitzer Steel Industries, Inc. 98,425
2,721 Steel Dynamics, Inc. 289,814
22,910 Summit Materials, Inc.
m
753,739
9,930 SunCoke Energy, Inc. 94,434
3,698 TimkenSteel Corporation
m
75,180
1,364 TriMas Corporation 33,022
9,111 Trinseo plc 56,397
77,209 Tronox Holdings plc 825,364
2,046 United States Lime & Minerals, Inc. 405,088
16,540 United States Steel Corporation 560,541
1,373 Vulcan Materials Company 269,781
Total 18,932,641
Real Estate (0.9%)
41,836 Agree Realty Corporation 2,340,306
1,540 Alexandria Real Estate Equities,
Inc. 143,420
16,004 Apartment Income REIT
Corporation 467,477
10,537 AvalonBay Communities, Inc. 1,746,402
919 Camden Property Trust 78,005
3,482 CareTrust REIT, Inc. 74,933
17,785 CBRE Group, Inc.
m
1,233,212
3,051 Centerspace 148,218
6,511 Chatham Lodging Trust 60,227
22,237 Compass, Inc.
m
44,029
9,153 CoStar Group, Inc.
m
671,922
25,468 CubeSmart 868,204
38,010 Cushman and Wakefield plc
m
280,134
8,040 DigitalBridge Group, Inc. 127,434
1,205 EastGroup Properties, Inc. 196,716
20,016 Elme Communities 255,404
15,709 EPR Properties 670,774
43,871 Equity Commonwealth 830,917
10,322 Equity Residential 571,116
49,920 Essential Properties Realty Trust,
Inc. 1,095,744
610 Essex Property Trust, Inc. 130,491
12,625 First Industrial Realty Trust, Inc. 534,037
6,110 FirstService Corporation 864,382
23,659 Four Corners Property Trust, Inc. 503,937
4,621 Getty Realty Corporation 123,011
77,802 Healthcare Realty Trust, Inc. 1,116,459
82,416 Host Hotels & Resorts, Inc. 1,275,800
2,744 Howard Hughes Holdings, Inc.
m
182,009
34,362 Independence Realty Trust, Inc. 425,745
21,092 Invitation Homes, Inc. 626,221
4,394 Kennedy-Wilson Holdings, Inc. 56,551
1,653 LTC Properties, Inc. 52,251
69,942 LXP Industrial Trust 553,241
Shares Common Stock (20.1%) Value
Real Estate (0.9%) - continued
2,146 Mid-America Apartment
Communities, Inc. $ 253,550
12,515 National Storage Affiliates Trust 356,928
24,947 NetSTREIT Corporation 355,495
4,532 NNN REIT, Inc. 164,648
16,630 Pebblebrook Hotel Trust 198,396
12,266 Phillips Edison and Company, Inc. 433,112
6,452 Public Storage 1,540,157
2,520 Realty Income Corporation 119,398
8,955 Regency Centers Corporation 539,628
16,420 Rexford Industrial Realty, Inc. 710,001
1,543 RMR Group, Inc. 34,748
21,888 Sabra Health Care REIT, Inc. 298,552
8,570 SBA Communications Corporation 1,787,959
39,939 Service Properties Trust 289,558
10,964 Terreno Realty Corporation 584,162
24,144 UDR, Inc. 768,021
1,543 Welltower, Inc. 129,010
Total 26,912,052
Utilities (0.5%)
24,293 AES Corporation 361,966
3,572 Alliant Energy Corporation 174,278
25,361 American Electric Power
Company, Inc. 1,915,770
354 American Water Works Company,
Inc. 41,648
2,549 Artesian Resources Corporation 100,176
1,744 Avista Corporation 55,267
1,800 Black Hills Corporation 87,030
4,601 CenterPoint Energy, Inc. 123,675
20,838 Constellation Energy Corporation 2,353,027
18,075 Duke Energy Corporation 1,606,687
14,344 Entergy Corporation 1,371,143
20,244 Evergy, Inc. 994,790
904 NextEra Energy Partners, LP
f
24,471
116,303 NiSource, Inc. 2,926,183
18,538 Northwestern Energy Group, Inc. 890,009
36,084 OGE Energy Corporation 1,234,073
19,234 Portland General Electric
Company 769,745
19,907 Public Service Enterprise Group,
Inc. 1,227,266
2,920 Spire, Inc. 162,440
36,479 UGI Corporation 758,763
Total 17,178,407
Total Common Stock
(cost $572,189,505) 635,835,125
Shares Private Equity Funds ( 0.3% ) Value
Secondary (0.3%)
1 LCP X (Offshore), LP
c*
8,405,282
Total 8,405,282
Total Private Equity Funds
(cost $5,700,000) 8,405,282

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
6,898,334 Thrivent Cash Management Trust $ 6,898,334
Total Collateral Held for
Securities Loaned
(cost $6,898,334) 6,898,334
Shares or
Principal
Amount Short-Term Investments ( 14.7% ) Value
Federal Home Loan Bank Discount
Notes
500,000 5.275%, 11/10/2023
n,o
499,358
3,700,000 5.283%, 11/15/2023
n,o
3,692,618
300,000 5.298%, 11/17/2023
n,o
299,316
5,900,000 5.300%, 12/6/2023
n,o
5,870,451
3,400,000 5.313%, 12/13/2023
n,o
3,379,576
8,600,000 5.315%, 12/15/2023
n,o
8,545,888
6,100,000 5.322%, 1/16/2024
n,o
6,033,675
1,500,000 5.334%, 1/17/2024
n,o
1,483,477
200,000 5.335%, 1/31/2024
n,o
197,399
Thrivent Core Short-Term Reserve
Fund
43,120,126 5.690% 431,201,258
U.S. Treasury Bills
1,500,000 5.312%, 1/9/2024
n,p
1,484,813
Total Short-Term Investments
(cost $462,550,102) 462,687,829
Total Investments (cost
$2,973,864,030) 101.3% $3,193,676,776
Other Assets and Liabilities, Net
(1.3%) (40,240,198)
Total Net Assets 100.0% $3,153,436,578
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2023, the value of these investments was $93,625,467 or
3.0% of total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2023.
i Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
j All or a portion of the security is insured or guaranteed.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Defaulted security.  Interest is not being accrued.
m Non-income producing security.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p At October 31, 2023, $549,381 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Fund as of October 31, 2023 was $8,681,402 or
0.28% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of October 31, 2023.
Security
Acquisition
Date Cost
LCP X (Offshore), LP  10/25/2023 $ 5,700,000
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 520,889
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of October 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 3,478,250
Common Stock 3,231,415
Total lending $6,709,665
Gross amount payable upon return of
collateral for securities loaned $6,898,334
Net amounts due to counterparty $188,669
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $428,324,080
Gross unrealized depreciation (231,035,899)
Net unrealized appreciation (depreciation) $197,288,181
Cost for federal income tax purposes $2,981,260,656

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 944,251 – 793,019 151,232
Capital Goods 4,434,121 – 4,158,493 275,628
Communications Services 5,655,621 – 5,655,621 –
Consumer Cyclical 7,285,686 – 7,285,686 –
Consumer Non-Cyclical 6,450,434 – 6,315,792 134,642
Energy 1,230,013 – 1,230,013 –
Financials 3,368,811 – 3,368,811 –
Technology 8,956,375 – 8,956,375 –
Transportation 2,262,191 – 2,262,191 –
Utilities 475,749 – 475,749 –
Registered Investment Companies
U.S. Affiliated 1,154,337,129 1,154,337,129 – –
U.S. Unaffiliated 19,807,975 19,807,975 – –
Long-Term Fixed Income
Asset-Backed Securities 17,588,581 – 17,588,581 –
Basic Materials 5,271,921 – 5,271,921 –
Capital Goods 12,425,978 – 12,425,978 –
Collateralized Mortgage Obligations 27,853,428 – 27,853,428 –
Commercial Mortgage-Backed Securities 23,805,102 – 23,805,102 –
Communications Services 18,257,033 – 18,257,033 –
Consumer Cyclical 19,225,003 – 19,225,003 –
Consumer Non-Cyclical 22,880,600 – 22,880,600 –
Energy 16,657,105 – 16,657,105 –
Financials 55,931,651 – 55,931,651 –
Foreign Government 296,435 – 296,435 –
Mortgage-Backed Securities 187,478,463 – 187,478,463 –
Technology 10,626,833 – 10,626,833 –
Transportation 5,241,329 – 5,241,329 –
U.S. Government & Agencies 217,002,365 – 217,002,365 –
Utilities 11,082,084 – 11,082,084 –
Common Stock
Communications Services 42,176,563 42,170,846 5,717 –
Consumer Discretionary 63,242,994 63,242,994 – –
Consumer Staples 34,727,063 34,727,063 – –
Energy 32,909,036 32,909,036 – –
Financials 99,664,556 99,664,556 – –
Health Care 83,874,028 83,874,028 – –
Industrials 85,400,187 84,047,527 1,352,660 –
Information Technology 130,817,598 128,251,454 2,566,144 –
Materials 18,932,641 18,768,922 163,719 –
Real Estate 26,912,052 26,912,052 – –
Utilities 17,178,407 17,178,407 – –
Private Equity Funds
Secondary 8,405,282 – – 8,405,282
Short-Term Investments 31,486,571 – 31,486,571 –
Subtotal Investments in Securities $2,542,559,245 $1,805,891,989 $727,700,472 $8,966,784
Other Investments  * Total
Affiliated Short-Term Investments 431,201,258
U.S. Affiliated Registered Investment Cos. 213,017,939
Collateral Held for Securities Loaned 6,898,334
Subtotal Other Investments $651,117,531
Total Investments at Value $3,193,676,776
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Moderate Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 27,599,215 27,599,215 – –
Total Asset Derivatives $27,599,215 $27,599,215 $– $–
Liability Derivatives
Futures Contracts 42,727,154 42,727,154 – –
Total Liability Derivatives $42,727,154 $42,727,154 $– $–
The following table presents Moderate Allocation Fund's futures contracts held as of October 31, 2023. Investments and/or cash totaling
$30,001,758 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 167 December 2023 $ 18,430,479 ( $ 699,775)
CBOT 2-Yr. U.S. Treasury Note 433 December 2023 88,141,002 (492,328)
CBOT 5-Yr. U.S. Treasury Note 410 December 2023 43,611,677 (776,287)
CBOT U.S. Long Bond 258 December 2023 31,060,207 (2,825,332)
CME E-mini S&P 500 Index 2,391 December 2023 537,704,073 (34,129,586)
CME Ultra Long Term U.S. Treasury Bond 206 December 2023 26,338,023 (3,150,148)
ICE mini MSCI EAFE Index 20 December 2023 2,099,941 (125,841)
Ultra 10-Yr. U.S. Treasury Note 84 December 2023 9,669,420 (527,857)
Total Futures Long Contracts $ 757,054,822 ( $ 42,727,154)
CME E-mini Russell 2000 Index (1,086) December 2023 ( $ 101,411,461) $ 10,817,341
CME E-mini S&P Mid-Cap 400 Index (597) December 2023 (155,392,637) 13,599,167
CME Euro Foreign Exchange Currency (224) December 2023 (30,121,746) 434,746
Eurex Euro STOXX 50 Index (693) December 2023 (31,195,133) 1,248,652
ICE US mini MSCI Emerging Markets Index (447) December 2023 (21,892,934) 1,348,813
Ultra 10-Yr. U.S. Treasury Note (24) December 2023 (2,762,371) 150,496
Total Futures Short Contracts ( $ 342,776,282) $27,599,215
Total Futures Contracts $ 414,278,540 ($15,127,939)

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2023, for Moderate Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 434,746
Total Foreign Exchange Contracts 434,746
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 27,013,973
Total Equity Contracts 27,013,973
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 150,496
Total Interest Rate Contracts 150,496
Total Asset Derivatives $27,599,215
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 34,255,427
Total Equity Contracts 34,255,427
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 8,471,727
Total Interest Rate Contracts 8,471,727
Total Liability Derivatives $42,727,154
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2023, for
Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 39,648
Futures Net realized gains/(losses) on Futures contracts (13,950,324)
Total Interest Rate Contracts (13,910,676)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 42,174,460
Total Equity Contracts 42,174,460
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 1,042,744
Total Foreign Exchange Contracts 1,042,744
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 580,151
Total Credit Contracts 580,151
Total $29,886,679

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2023, for Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 434,746
Total Foreign Exchange Contracts 434,746
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 410,160
Total Equity Contracts 410,160
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (538,178)
Total Interest Rate Contracts (538,178)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (364,628)
Total Credit Contracts (364,628)
Total ($57,900)
The following table presents Moderate Allocation Fund's average volume of derivative activity during the period ended October 31, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $447,795,303
Futures - Short (292,617,532)
Interest Rate Contracts
Futures - Long 166,073,725
Futures - Short (11,053,353)
Options Written (1,322,048)
Foreign Exchange Contracts
Futures - Short (17,271,479)
Credit Contracts
Credit Default Swaps - Buy Protection (13,840)
Credit Default Swaps - Sell Protection 63,055

Moderate Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $52,770 $3,506 $1,392 $56,191 7,729 1.8%
Core Emerging Markets Equity 15,143 624 – 17,083 2,114 0.5
Core International Equity 9,129 249 – 10,325 1,132 0.3
Core Low Volatility Equity 88,716 8,876 45,000 45,873 4,148 1.5
Core Mid Cap Value – 43,020 5,000 37,379 4,050 1.2
Core Small Cap Value 55,375 665 5,000 46,167 5,425 1.5
Global Stock, Class S 61,951 2,176 – 67,356 2,788 2.1
High Yield, Class S 38,588 2,368 600 39,920 10,132 1.3
Income, Class S 111,668 4,774 72 115,087 15,427 3.6
International Allocation, Class S 122,829 2,812 19,000 119,460 13,013 3.8
Large Cap Growth, Class S 228,266 16,301 – 278,420 17,689 8.8
Large Cap Value, Class S 275,378 16,909 – 277,454 10,941 8.8
Limited Maturity Bond, Class S 65,534 2,053 – 68,819 5,798 2.2
Mid Cap Stock, Class S 154,663 4,259 – 148,393 5,015 4.7
Small Cap Stock, Class S 42,529 3,693 – 39,427 1,596 1.3
Total U.S. Affiliated Registered Investment
Companies 1,322,539 1,367,354 43.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% 313,197 759,095 641,091 431,201 43,120 13.7
Total Affiliated Short-Term Investments 313,197 431,201 13.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   23,624 327,408 344,134 6,898 6,898 0.2
Total Collateral Held for Securities Loaned 23,624 6,898 0.2
Total Value $1,659,360 $1,805,453
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($476) $1,783 $– $3,506
Core Emerging Markets Equity – 1,316 – 624
Core International Equity – 947 – 248
Core Low Volatility Equity Fund 866 (7,585) 7,086 1,791
Core Mid Cap Value (106) (535) – –
Core Small Cap Value (632) (4,241) – 665
Global Stock, Class S – 3,229 1,353 823
High Yield, Class S (132) (304) – 2,366
Income, Class S (25) (1,258) – 4,771
International Allocation, Class S (3,279) 16,098 – 2,812
Large Cap Growth, Class S – 33,853 16,301 –
Large Cap Value, Class S – (14,833) 11,880 5,029
Limited Maturity Bond, Class S – 1,232 – 2,053
Mid Cap Stock, Class S – (10,529) 3,691 569
Small Cap Stock, Class S – (6,795) 3,515 178
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% – – – 19,141
Total Income/Non Cash Income from Affiliated Investments $44,576
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 74
Total Affiliated Income from Securities Loaned, Net $74
Total ($3,784) $12,378 $43,826

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.7% )
a
Value
Basic Materials (<0.1%)
Arsenal AIC Parent, LLC, Term
Loan
$ 76,687
9.883%,  (TSFR3M +
4.500%), 8/18/2030
b
$ 76,441
Grinding Media, Inc., Term Loan
90,081
9.684%,  (TSFR3M +
4.000%), 10/12/2028
b,c
87,378
INEOS US Petrochem, LLC, Term
Loan
234,600
8.189%,  (TSFR1M +
2.750%), 1/29/2026
b
230,145
Spectrum Group Buyer, Inc., Term
Loan
81,120
11.953%,  (TSFR6M +
6.500%), 5/19/2028
b
76,126
Total 470,090
Capital Goods (0.1%)
Ali Group North America
Corporation, Term Loan
118,295
7.439%,  (TSFR1M +
2.000%), 7/22/2029
b
118,091
Brookfield WEC Holdings, Inc.,
Term Loan
195,985
8.189%,  (TSFR1M +
2.750%), 8/1/2025
b
195,648
BW Holding, Inc., Term Loan
84,937
9.573%,  (TSFR3M +
4.000%), 12/14/2028
b
74,921
Chart Industries, Inc., Term Loan
77,306
8.665%,  (TSFR1M +
3.250%), 3/17/2030
b
77,048
Charter Next Generation, Inc.,
Term Loan
221,584
9.189%,  (TSFR1M +
3.750%), 12/1/2027
b
215,490
Clydesdale Acquisition Holdings,
Inc., Term Loan
226,704
9.599%,  (TSFR1M +
4.175%), 4/13/2029
b
218,978
Cornerstone Building Brands, Inc.,
Term Loan
213,359
8.685%,  (TSFR1M +
3.250%), 4/12/2028
b
202,247
Emerald Debt Merger Sub, LLC,
Term Loan
168,591
8.324%,  (TSFR1M +
3.000%), 5/31/2030
b
168,143
EnergySolutions, LLC, Term Loan
61,576
9.382%,  (TSFR3M +
4.000%), 9/18/2030
b
61,099
Foley Products Company, LLC,
Term Loan
72,878
10.290%,  (TSFR3M +
4.750%), 2/16/2029
b
72,604
Proampac PG Borrower, LLC, Term
Loan
124,172
10.585%,  (PRIME + 3.500%),
9/26/2028
b
122,388
Quikrete Holdings, Inc., Term Loan
58,393
8.064%,  (TSFR1M +
2.625%), 1/31/2027
b
58,230
Principal
Amount Bank Loans (0.7%)
a
Value
Capital Goods (0.1%) - continued
$ 201,925
8.189%,  (TSFR1M +
2.750%), 3/18/2029
b
$ 201,695
Smyrna Ready Mix Concrete, LLC,
Term Loan
160,248
9.674%,  (TSFR1M +
4.250%), 4/1/2029
b,c
160,248
TK Elevator U.S. Newco, Inc., Term
Loan
133,655
9.381%,  (TSFR6M +
3.500%), 7/31/2027
b
132,637
TransDigm, Inc., Term Loan
353,225
8.640%,  (TSFR3M +
3.250%), 8/24/2028
b
352,667
Vertiv Group Corporation, Term
Loan
133,626
8.179%,  (TSFR1M +
2.750%), 3/2/2027
b
133,259
Total 2,565,393
Communications Services (0.1%)
Altice France SA/France, Term
Loan
273,905
10.894%,  (TSFR3M +
5.500%), 8/31/2028
b
242,748
CCI Buyer, Inc., Term Loan
105,914
9.390%,  (TSFR3M +
4.000%), 12/17/2027
b
103,531
Cengage Learning, Inc., Term
Loan
87,507
10.406%,  (TSFR3M +
4.750%), 7/14/2026
b
86,463
Charter Communications
Operating, LLC, Term Loan
329,567
7.133%,  (TSFR1M +
1.750%), 2/1/2027
b
328,667
Clear Channel Outdoor Holdings,
Inc., Term Loan
244,680
9.145%,  (TSFR3M +
3.500%), 8/21/2026
b
234,484
CMG Media Corporation, Term
Loan
162,083
8.990%,  (TSFR3M +
3.500%), 12/17/2026
b
145,470
Crown Subsea Communications
Holding, Inc., Term Loan
80,600
10.429%,  (TSFR1M +
5.000%), 4/27/2027
b
80,465
110,655
10.679%,  (TSFR1M +
5.250%), 4/27/2027
b
110,517
DIRECTV Financing, LLC, Term
Loan
297,543
10.439%,  (TSFR1M +
5.000%), 8/2/2027
b
289,096
Level 3 Financing, Inc., Term Loan
138,000
7.189%,  (TSFR1M +
1.750%), 3/1/2027
b
128,608
Lumen Technologies, Inc., Term
Loan
169,499
7.689%,  (TSFR1M +
2.250%), 3/15/2027
b
127,204
McGraw-Hill Education, Inc., Term
Loan
159,593
10.189%,  (TSFR1M +
4.750%), 7/30/2028
b
150,957

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Communications Services (0.1%) - continued
MH Sub I, LLC, Term Loan
$ 200,785
9.574%,  (TSFR1M +
4.250%), 5/3/2028
b
$ 191,637
NEP Group, Inc., Term Loan
87,481
8.689%,  (TSFR1M +
3.250%), 10/20/2025
b
78,639
Playtika Holding Corporation, Term
Loan
105,914
8.189%,  (TSFR1M +
2.750%), 3/11/2028
b
102,411
Radiate Holdco, LLC, Term Loan
175,240
8.689%,  (TSFR1M +
3.250%), 9/25/2026
b
144,607
RLG Holdings, LLC, Term Loan
84,935
9.689%,  (TSFR1M +
4.250%), 7/8/2028
b
78,300
SBA Senior Finance II, LLC, Term
Loan
117,191
7.180%,  (TSFR1M +
1.750%), 4/11/2025
b
117,102
UPC Financing Partnership, Term
Loan
81,000
8.374%,  (TSFR1M +
3.000%), 1/31/2029
b
79,313
Virgin Media Bristol, LLC, Term
Loan
200,000
7.949%,  (TSFR1M +
2.500%), 1/31/2028
b
194,126
Zayo Group Holdings, Inc., Term
Loan
169,000
8.439%,  (TSFR1M +
3.000%), 3/9/2027
b
142,198
Ziggo Financing Partnership, Term
Loan
135,000
7.949%,  (TSFR1M +
2.500%), 4/30/2028
b
131,980
Total 3,288,523
Consumer Cyclical (0.1%)
1011778 B.C., ULC, Term Loan
327,455
7.574%,  (TSFR1M +
2.250%), 9/21/2030
b
324,099
AlixPartners, LLP, Term Loan
93,046
8.189%,  (TSFR1M +
2.750%), 2/4/2028
b
92,912
Allied Universal Holdco, LLC, Term
Loan
326,667
9.174%,  (TSFR1M +
3.750%), 5/14/2028
b
309,641
Alterra Mountain Company, Term
Loan
102,949
8.939%,  (TSFR1M +
3.500%), 8/17/2028
b
102,821
Caesars Entertainment, Inc., Term
Loan
205,965
8.674%,  (TSFR1M +
3.250%), 2/6/2030
b
204,964
Carnival Corporation, Term Loan
119,701
8.336%,  (TSFR1M +
3.000%), 8/8/2027
b
117,457
94,043
8.689%,  (TSFR1M +
3.250%), 10/18/2028
b
92,201
Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Cyclical (0.1%) - continued
Clarios Global, LP, Term Loan
$ 181,159
9.074%,  (TSFR1M +
3.750%), 5/4/2030
b
$ 180,706
Delta 2 Lux SARL, Term Loan
195,000
7.574%,  (TSFR1M +
2.250%), 1/15/2030
b
194,817
Ensemble RCM, LLC, Term Loan
74,611
9.233%,  (TSFR3M +
3.750%), 8/1/2026
b
74,552
Fertitta Entertainment, LLC/NV,
Term Loan
80,186
9.324%,  (TSFR1M +
4.000%), 1/27/2029
b
78,312
First Brands Group, LLC, Term
Loan
104,198
10.881%,  (TSFR6M +
5.000%), 3/30/2027
b
102,592
GoDaddy Operating Company,
LLC, Term Loan
129,027
7.824%,  (TSFR1M +
2.500%), 11/10/2029
b
129,056
Great Outdoors Group, LLC, Term
Loan
183,131
9.402%,  (TSFR3M +
3.750%), 3/5/2028
b
181,490
Harbor Freight Tools USA, Inc.,
Term Loan
162,327
8.189%,  (TSFR1M +
2.750%), 10/19/2027
b
160,111
Hilton Worldwide Finance, LLC,
Term Loan
198,000
7.174%,  (TSFR1M +
1.750%), 6/21/2026
b
197,743
IRB Holding Corporation, Term
Loan
188,564
8.424%,  (TSFR1M +
3.000%), 12/15/2027
b
186,363
Light & Wonder International, Inc.,
Term Loan
197,995
8.435%,  (TSFR1M +
3.000%), 4/14/2029
b
197,345
PetSmart, LLC, Term Loan
257,367
9.174%,  (TSFR1M +
3.750%), 2/12/2028
b
253,882
Pilot Travel Centers, LLC, Term
Loan
221,172
7.424%,  (TSFR1M +
2.000%), 8/6/2028
b
221,034
Prime Security Services Borrower,
LLC, Term Loan
96,385
7.950%,  (TSFR1M +
2.500%), 10/13/2030
b
96,144
Scientific Games Holdings, LP,
Term Loan
133,650
8.914%,  (TSFR3M +
3.500%), 4/4/2029
b
131,262
Staples, Inc., Term Loan
126,764
10.634%,  (LIBOR 1M +
5.000%), 4/12/2026
b
108,780
Stars Group Holdings BV, Term
Loan
77,212
7.902%,  (TSFR3M +
2.250%), 7/21/2026
b
77,130

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Cyclical (0.1%) - continued
UFC Holdings, LLC, Term Loan
$ 129,176
8.399%,  (TSFR3M +
2.750%), 4/29/2026
b
$ 128,979
Total 3,944,393
Consumer Non-Cyclical (0.1%)
AI Aqua Merger Sub, Inc., Term
Loan
211,078
9.082%,  (TSFR1M +
3.750%), 7/30/2028
b
206,833
Alltech, Inc., Term Loan
79,787
9.439%,  (TSFR1M +
4.000%), 10/15/2028
b,c
77,793
Amneal Pharmaceuticals, LLC,
Term Loan
187,004
8.939%,  (TSFR1M +
3.500%), 5/4/2025
b
182,695
Bausch + Lomb Corporation, Term
Loan
205,915
8.755%,  (TSFR3M +
3.250%), 5/10/2027
b
196,809
87,869
9.324%,  (TSFR1M +
4.000%), 9/29/2028
b
84,354
DaVita, Inc., Term Loan
66,473
7.189%,  (TSFR1M +
1.750%), 8/12/2026
b
65,667
Elanco Animal Health, Inc., Term
Loan
104,482
7.165%,  (TSFR1M +
1.750%), 8/1/2027
b
101,962
Froneri U.S., Inc., Term Loan
200,923
7.674%,  (TSFR1M +
2.250%), 1/31/2027
b
199,710
Gainwell Acquisition Corporation,
Term Loan
282,818
9.490%,  (TSFR3M +
4.000%), 10/1/2027
b
269,857
ICON Luxembourg SARL, Term
Loan
208,624
7.902%,  (TSFR3M +
2.250%), 7/1/2028
b
208,671
Jazz Financing Lux SARL, Term
Loan
260,047
8.939%,  (TSFR1M +
3.500%), 5/5/2028
b
259,902
LifePoint Health, Inc., Term Loan
82,056
0.000%,  (TSFR3M +
3.750%), 11/16/2025
b,d,e
81,417
102,608
11.157%,  (TSFR3M +
5.500%), 11/16/2028
b
96,756
Medline Borrower, LP, Term Loan
476,166
8.689%,  (TSFR1M +
3.250%), 10/21/2028
b
472,895
Organon & Company, Term Loan
239,455
8.451%,  (TSFR1M +
3.000%), 6/2/2028
b
238,677
Packaging Coordinators Midco,
Inc., Term Loan
80,382
9.152%,  (TSFR3M +
3.500%), 11/30/2027
b
79,276
Phoenix Newco, Inc., Term Loan
184,066
8.689%,  (TSFR1M +
3.250%), 11/15/2028
b
181,719
Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
PRA Health Sciences, Inc., Term
Loan
$ 51,979
7.902%,  (TSFR3M +
2.250%), 7/1/2028
b
$ 51,991
Reynolds Consumer Products,
LLC, Term Loan
150,079
7.174%,  (TSFR1M +
1.750%), 2/4/2027
b
149,632
Select Medical Corporation, Term
Loan
132,667
8.324%,  (TSFR1M +
3.000%), 3/6/2027
b
132,129
Sotera Health Holdings, LLC, Term
Loan
167,500
8.395%,  (TSFR3M +
2.750%), 12/11/2026
b
165,741
Star Parent, Inc., Term Loan
190,000
9.386%,  (TSFR3M +
4.000%), 9/28/2030
b
180,810
Total 3,685,296
Energy (<0.1%)
Buckeye Partners, LP, Term Loan
131,646
7.666%,  (TSFR1M +
2.250%), 11/1/2026
b
131,469
CQP Holdco, LP, Term Loan
267,266
8.990%,  (TSFR3M +
3.500%), 6/4/2028
b
266,876
GIP II Blue Holding, LP, Term Loan
45,347
9.939%,  (TSFR1M +
4.500%), 9/29/2028
b
45,339
GIP III Stetson I, LP, Term Loan
71,684
9.574%,  (TSFR1M +
4.250%), 7/18/2025
b
71,617
36,390
0.000%,  (TSFR1M +
4.250%), 10/5/2028
b,d,e
36,128
ITT Holdings, LLC, Term Loan
106,838
0.000%,  (TSFR1M +
3.250%), 10/5/2030
b,d,e
105,369
Oryx Midstream Services Permian
Basin, LLC, Term Loan
61,522
8.692%,  (TSFR1M +
3.250%), 10/5/2028
b
61,385
Total 718,183
Financials (0.1%)
Acrisure, LLC, Term Loan
123,718
8.939%,  (TSFR1M +
3.500%), 2/15/2027
b
120,296
Alliant Holdings Intermediate, LLC,
Term Loan
51,475
8.835%,  (TSFR1M +
3.500%), 11/6/2027
b
51,277
AmWINS Group, Inc., Term Loan
197,966
7.689%,  (TSFR1M +
2.250%), 2/19/2028
b
196,099
Asurion, LLC, Term Loan
160,005
8.689%,  (TSFR1M +
3.250%), 12/23/2026
b
154,405
107,250
8.689%,  (TSFR1M +
3.250%), 7/31/2027
b
102,379

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Financials (0.1%) - continued
$ 23,364
9.674%,  (TSFR1M +
4.250%), 8/19/2028
b
$ 22,276
Edelman Financial Engines Center,
LLC, Term Loan
54,443
8.939%,  (TSFR1M +
3.500%), 4/7/2028
b
53,428
First Eagle Holdings, Inc., Term
Loan
54,419
7.990%,  (TSFR3M +
2.500%), 2/2/2027
b
53,776
FleetCor Technologies Operating
Company, LLC, Term  Loan
105,918
7.174%,  (TSFR1M +
1.750%), 4/30/2028
b
105,623
Focus Financial Partners, LLC,
Term Loan
89,323
8.574%,  (TSFR1M +
3.250%), 6/30/2028
b
88,866
Howden Group Holdings, Ltd.,
Term Loan
54,440
8.750%,  (LIBOR 1M +
3.250%), 11/12/2027
b
53,951
HUB International, Ltd., Term Loan
237,500
9.662%,  (TSFR3M +
4.250%), 6/20/2030
b
237,331
Hudson River Trading, LLC, Term
Loan
56,421
8.439%,  (TSFR1M +
3.000%), 3/18/2028
b
55,543
Jane Street Group, LLC, Term
Loan
105,911
8.189%,  (TSFR1M +
2.750%), 1/26/2028
b
105,567
Sedgwick Claims Management
Services, Inc., Term Loan
87,063
9.074%,  (TSFR1M +
3.750%), 2/24/2028
b
86,682
Trans Union, LLC, Term Loan
142,078
7.689%,  (TSFR1M +
2.250%), 12/1/2028
b
141,732
USI, Inc./NY, Term Loan
196,020
9.140%,  (TSFR3M +
3.750%), 11/22/2029
b
195,326
VFH Parent, LLC, Term Loan
80,190
8.427%,  (TSFR1M +
3.000%), 1/13/2029
b
79,539
Total 1,904,096
Technology (0.2%)
Amentum Government Services
Holdings, LLC, Term  Loan
131,667
9.335%,  (TSFR1M +
4.000%), 2/15/2029
b
128,499
AthenaHealth Group, Inc., Term
Loan
356,156
8.577%,  (TSFR1M +
3.250%), 2/15/2029
b
344,517
Boxer Parent Company, Inc., Term
Loan
200,630
9.189%,  (TSFR1M +
3.750%), 10/2/2025
b
200,317
Principal
Amount Bank Loans (0.7%)
a
Value
Technology (0.2%) - continued
Central Parent, Inc., Term Loan
$ 235,222
9.406%,  (TSFR3M +
4.000%), 7/6/2029
b
$ 233,684
Cloud Software Group, Inc., Term
Loan
267,500
9.990%,  (TSFR3M +
4.500%), 3/30/2029
b,d,e
253,820
Coherent Corporation, Term Loan
121,582
8.189%,  (TSFR1M +
2.750%), 7/1/2029
b
121,164
CommScope, Inc., Term Loan
79,586
8.689%,  (TSFR1M +
3.250%), 4/4/2026
b
68,013
CoreLogic, Inc., Term Loan
106,187
8.939%,  (TSFR1M +
3.500%), 6/2/2028
b
96,403
Cornerstone OnDemand, Inc.,
Term Loan
144,533
9.189%,  (TSFR1M +
3.750%), 10/15/2028
b
136,294
Dcert Buyer, Inc., Term Loan
159,349
9.324%,  (TSFR1M +
4.000%), 10/16/2026
b
156,237
Dun & Bradstreet Corporation,
Term Loan
157,337
8.176%,  (TSFR1M +
2.750%), 2/8/2026
b
157,091
Entegris, Inc., Term Loan
61,093
7.890%,  (TSFR1M +
2.500%), 7/6/2029
b
61,115
Gen Digital, Inc., Term Loan
142,742
7.424%,  (TSFR1M +
2.000%), 9/12/2029
b
141,375
Genesys Cloud Services Holdings
II, LLC, Term Loan
131,646
9.439%,  (TSFR1M +
4.000%), 12/1/2027
b
131,426
GTCR W Merger Sub, LLC, Term
Loan
260,000
0.000%,  (TSFR1M +
3.000%), 9/20/2030
b,d,e
257,941
Informatica, LLC, Term Loan
131,663
8.189%,  (TSFR1M +
2.750%), 10/29/2028
b
131,129
Magenta Buyer, LLC, Term Loan
141,556
10.645%,  (TSFR3M +
5.000%), 7/27/2028
b
99,089
McAfee Corporation, Term Loan
270,263
9.165%,  (TSFR1M +
3.750%), 3/1/2029
b
257,934
Mitchell International, Inc., Term
Loan
164,332
9.189%,  (TSFR1M +
3.750%), 10/15/2028
b
160,154
MKS Instruments, Inc., Term Loan
236,610
7.819%,  (TSFR1M +
2.500%), 8/17/2029
b
234,440
Open Text Corporation, Term Loan
199,174
8.174%,  (TSFR1M +
2.750%), 1/31/2030
b
198,953

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Technology (0.2%) - continued
Peraton Corporation, Term Loan
$ 408,004
9.174%,  (TSFR1M +
3.750%), 2/1/2028
b
$ 399,844
Polaris Newco, LLC, Term Loan
158,401
9.439%,  (TSFR1M +
4.000%), 6/4/2028
b
149,293
Project Alpha Intermediate
Holding, Inc., Term Loan
165,000
10.074%,  (TSFR1M +
4.750%), 10/26/2030
b
159,921
Proofpoint, Inc., Term Loan
175,217
8.689%,  (TSFR1M +
3.250%), 8/31/2028
b
172,101
RealPage, Inc., Term Loan
133,636
8.439%,  (TSFR1M +
3.000%), 4/22/2028
b
130,491
Tempo Acquisition, LLC, Term
Loan
128,695
8.074%,  (TSFR1M +
2.750%), 8/31/2028
b
128,494
UKG, Inc., Term Loan
280,149
8.764%,  (TSFR3M +
3.250%), 5/3/2026
b
278,429
Verscend Holding Corporation,
Term Loan
192,769
9.439%,  (TSFR1M +
4.000%), 8/27/2025
b
192,488
Total 5,180,656
Transportation (<0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
287,820
10.427%,  (TSFR3M +
4.750%), 4/20/2028
b
291,418
Air Canada, Term Loan
249,179
9.128%,  (TSFR3M +
3.500%), 8/11/2028
b
248,743
Brown Group Holding, LLC, Term
Loan
105,843
8.174%,  (TSFR1M +
2.750%), 6/7/2028
b
103,813
Genesee & Wyoming, Inc., Term
Loan
133,615
7.490%,  (TSFR3M +
2.000%), 12/30/2026
b
133,448
Mileage Plus Holdings, LLC, Term
Loan
123,750
10.798%,  (TSFR3M +
5.250%), 6/20/2027
b
127,344
SkyMiles IP, Ltd., Term Loan
224,800
9.166%,  (TSFR3M +
3.750%), 10/20/2027
b
230,000
United Airlines, Inc., Term Loan
175,196
9.189%,  (TSFR1M +
3.750%), 4/21/2028
b
174,539
Total 1,309,305
Utilities (<0.1%)
PG&E Corporation, Term Loan
192,609
8.439%,  (TSFR1M +
3.000%), 6/23/2025
b
192,128
Principal
Amount Bank Loans (0.7%)
a
Value
Utilities (<0.1%) - continued
Talen Energy Supply, LLC, Term
Loan
$ 83,125
9.877%,  (TSFR3M +
4.500%), 5/17/2030
b
$ 82,962
Total 275,090
Total Bank Loans
(cost $23,471,320) 23,341,025
Shares
Registered Investment
Companies ( 51.6% ) Value
U.S. Affiliated  (51.0%)
4,455,554 Thrivent Core Emerging Markets
Debt Fund 32,391,881
7,214,053 Thrivent Core Emerging Markets
Equity Fund 58,289,549
7,553,235 Thrivent Core International Equity
Fund 68,885,506
5,938,757 Thrivent Core Low Volatility Equity
Fund 65,682,656
5,325,581 Thrivent Core Mid Cap Value Fund 49,155,111
6,458,725 Thrivent Core Small Cap Value
Fund 54,963,752
7,127,937 Thrivent Global Stock Fund, Class
S 172,210,948
5,781,115 Thrivent High Yield Fund, Class S 22,777,594
8,585,934 Thrivent Income Fund, Class S 64,051,068
26,101,033 Thrivent International Allocation
Fund, Class S 239,607,481
22,471,359 Thrivent Large Cap Growth Fund,
Class S 353,699,188
12,850,841 Thrivent Large Cap Value Fund,
Class S 325,897,316
3,243,255 Thrivent Limited Maturity Bond
Fund, Class S 38,497,432
7,696,981 Thrivent Mid Cap Stock Fund,
Class S 227,753,675
2,458,729 Thrivent Small Cap Stock Fund,
Class S 60,730,595
Total 1,834,593,752
U.S. Unaffiliated  (0.6%)
14,236 Communication Services Select
Sector SPDR Fund 921,354
3,933 Invesco QQQ Trust Series 1
f
1,379,972
10,273 SPDR Bloomberg High Yield Bond
ETF
f
913,475
44,406 SPDR S&P 500 ETF Trust 18,570,589
9,978 SPDR S&P Biotech ETF 660,843
2,186 SPDR S&P Oil & Gas Exploration
ETF 317,451
Total 22,763,684
Total Registered Investment
Companies (cost $1,566,564,811) 1,857,357,436
Shares Common Stock ( 22.9% ) Value
Communications Services (1.3%)
37,023 Alphabet, Inc., Class A
g
4,593,814
78,619 Alphabet, Inc., Class C
g
9,850,961
41,301 Altice USA, Inc.
g
119,360
14,183 AMC Networks, Inc.
g
167,359
5,657 Bumble, Inc.
g
76,030

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (22.9%) Value
Communications Services (1.3%) - continued
40 Cable One, Inc. $ 21,995
90,950 Cargurus, Inc.
g
1,567,068
124,445 Comcast Corporation 5,138,334
44,081 DISH Network Corporation
g
215,997
405 Electronic Arts, Inc. 50,135
13,204 Emerald Holding, Inc.
g
65,756
5,471 Entravision Communications
Corporation 19,586
3,288 Frontier Communications Parent,
Inc.
g
58,921
34,454 iHeartMedia, Inc.
g
80,967
9,131 Imax Corporation
g
166,276
27,112 Integral Ad Science Holding
Corporation
g
311,246
3,619 Interpublic Group of Companies,
Inc. 102,780
21,731 Liberty Global plc, Class A
g
338,134
42,930 Liberty Global plc, Class C
g
728,093
15,192 Liberty Latin America, Ltd., Class
A
g
103,761
2,753 Live Nation Entertainment, Inc.
g
220,295
185,068 Lumen Technologies, Inc.
f,g
270,199
2,055 Match Group, Inc.
g
71,103
24,687 Meta Platforms, Inc.
g
7,437,452
1,348 Netflix, Inc.
g
554,958
672 Omnicom Group, Inc. 50,340
216,855 QuinStreet, Inc.
g
2,452,630
2,649 Roku, Inc.
g
157,801
5,330 Sinclair, Inc. 57,937
4,725 TechTarget, Inc.
g
118,975
10,903 Telephone and Data Systems, Inc. 198,326
19,053 Trade Desk, Inc.
g
1,352,001
2,611 Tripadvisor, Inc.
g
38,538
182,821 Verizon Communications, Inc. 6,422,502
91,375 Warner Brothers Discovery, Inc.
g
908,267
379 Windstream Services, LLC
g
3,506
379 Yelp, Inc.
g
15,990
54,260 Ziff Davis, Inc.
g
3,280,560
Total 47,387,953
Consumer Discretionary (2.3%)
11,035 2U, Inc.
g
23,394
287 Adient plc
g
9,669
69,424 Amazon.com, Inc.
g
9,239,640
2,104 American Axle & Manufacturing
Holdings, Inc.
g
14,202
28,588 American Eagle Outfitters, Inc. 499,432
48,571 Aptiv plc
g
4,235,391
12,093 Autoliv, Inc. 1,108,323
74 AutoNation, Inc.
g
9,626
3,196 Beazer Homes USA, Inc.
g
77,311
1,436 Best Buy Company, Inc. 95,954
1,277 Booking Holdings, Inc.
g
3,562,268
24,608 Boot Barn Holdings, Inc.
g
1,710,256
1,840 Brunswick Corporation 127,825
6,856 Buckle, Inc. 231,527
22,686 Cedar Fair, LP 805,353
1,409 Chegg, Inc.
g
10,610
1,533 Chipotle Mexican Grill, Inc.
g
2,977,393
187,222 Clarus Corporation 1,084,015
28,953 Columbia Sportswear Company 2,136,731
4,952 Container Store Group, Inc.
g
9,161
56,693 Cooper-Standard Holdings, Inc.
g
704,127
6,144 Crocs, Inc.
g
548,782
3,710 Culp, Inc.
g
20,294
Shares Common Stock (22.9%) Value
Consumer Discretionary (2.3%) - continued
11,424 D.R. Horton, Inc. $ 1,192,666
27,705 Dana, Inc. 318,053
1,887 Darden Restaurants, Inc. 274,615
2,876 Deckers Outdoor Corporation
g
1,717,145
2,311 Domino's Pizza, Inc. 783,406
324 DoorDash, Inc.
g
24,284
919 Dorman Products, Inc.
g
57,143
3,967 eBay, Inc. 155,625
3,784 Etsy, Inc.
g
235,743
182,039 Everi Holdings, Inc.
g
1,964,201
20,439 Five Below, Inc.
g
3,555,977
24,166 Fox Factory Holding Corporation
g
1,968,804
43,531 General Motors Company 1,227,574
18,892 Gentex Corporation 541,823
16,238 Goodyear Tire & Rubber
Company
g
193,232
5,035 Grand Canyon Education, Inc.
g
595,792
5,128 Green Brick Partners, Inc.
g
198,454
14,299 Harley-Davidson, Inc. 383,928
14,519 Hilton Worldwide Holdings, Inc. 2,200,064
14,338 Home Depot, Inc. 4,081,885
1,861 KB Home 82,256
28,778 Laureate Education, Inc. 406,921
4,035 La-Z-Boy, Inc. 117,983
6,076 Lear Corporation 788,422
1,184 Lennar Corporation 126,309
12,359 Lowe's Companies, Inc. 2,355,255
4,383 Lululemon Athletica, Inc.
g
1,724,623
2,650 M/I Homes, Inc.
g
217,486
78 Marriott Vacations Worldwide
Corporation 7,009
10,710 McDonald's Corporation 2,807,841
12,168 Meritage Homes Corporation 1,387,395
5,086 MGM Resorts International 177,603
837 Modine Manufacturing Company
g
33,062
8,850 Mohawk Industries, Inc.
g
711,363
21,931 Nordstrom, Inc.
f
306,595
424 NVR, Inc.
g
2,294,951
1,787 ODP Corporation
g
80,272
26,337 Papa John's International, Inc. 1,712,432
2,361 PENN Entertainment, Inc.
g
46,583
7,150 Playa Hotels and Resorts NV
g
51,695
5,946 Polaris, Inc. 513,853
4,131 Pool Corporation 1,304,446
1,555 PulteGroup, Inc. 114,432
77,887 Qurate Retail, Inc.
g
34,325
3,033 Ross Stores, Inc. 351,737
11,581 SeaWorld Entertainment, Inc.
g
498,910
2,394 Six Flags Entertainment
Corporation
g
47,641
28,847 Skyline Champion Corporation
g
1,691,300
18,282 Sony Group Corporation ADR 1,518,320
121,480 Stoneridge, Inc.
g
1,976,480
977 Taylor Morrison Home Corporation
g
37,439
18,188 Tesla, Inc.
g
3,652,878
222,501 ThredUp, Inc.
g
716,453
692 TopBuild Corporation
g
158,302
17,967 Travel + Leisure Company 611,417
10 Ulta Beauty, Inc.
g
3,813
8,996 Upbound Group, Inc. 234,436
8,966 Urban Outfitters, Inc.
g
310,403
117 Vail Resorts, Inc. 24,833
111 Visteon Corporation
g
12,779
10,221 Wendy's Company 194,403
7,464 Wingstop, Inc. 1,364,195

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (22.9%) Value
Consumer Discretionary (2.3%) - continued
14,826 Wyndham Hotels & Resorts, Inc. $ 1,073,402
Total 82,793,951
Consumer Staples (1.2%)
37,613 Altria Group, Inc. 1,510,914
9,202 Archer-Daniels-Midland Company 658,587
10,708 BJ's Wholesale Club Holdings,
Inc.
g
729,429
773 Boston Beer Company, Inc.
g
258,143
1,994 Cal-Maine Foods, Inc. 90,348
8,158 Casey's General Stores, Inc. 2,218,242
19,288 Celsius Holdings, Inc.
g
2,933,512
83,080 Coca-Cola Company 4,693,189
4,333 Constellation Brands, Inc. 1,014,572
116,362 Coty, Inc.
g
1,090,312
1,014 Darling Ingredients, Inc.
g
44,910
24,881 e.l.f. Beauty, Inc.
g
2,304,727
11,977 Flowers Foods, Inc. 262,656
1,549 Hain Celestial Group, Inc.
g
17,116
177 Hershey Company 33,161
9,609 J & J Snack Foods Corporation 1,504,865
10,322 John B. Sanfilippo & Son, Inc. 1,055,528
51,410 Kenvue, Inc. 956,226
23,984 Kimberly-Clark Corporation 2,869,446
3,096 Kroger Company 140,466
19,357 Lamb Weston Holdings, Inc. 1,738,259
14,257 Lancaster Colony Corporation 2,411,857
181 McCormick & Company, Inc. 11,566
28,043 Mondelez International, Inc. 1,856,727
729 PepsiCo, Inc. 119,031
29,594 Philip Morris International, Inc. 2,638,601
33,758 Pilgrim's Pride Corporation
g
860,829
834 PriceSmart, Inc. 52,117
72,498 Primo Water Corporation 946,824
12,730 Procter & Gamble Company 1,909,882
4,774 Simply Good Foods Company
g
178,022
2,137 SpartanNash Company 48,061
23,237 Sysco Corporation 1,545,028
87,761 Turning Point Brands, Inc. 1,759,608
7,067 Tyson Foods, Inc. 327,555
7,940 US Foods Holding Corporation
g
309,184
21,318 Walmart, Inc. 3,483,574
Total 44,583,074
Energy (1.1%)
7,188 APA Corporation 285,507
2,366 Baker Hughes Company 81,438
35,552 BP plc ADR 1,300,492
2,534 Cactus, Inc. 118,946
3,292 California Resources Corporation 173,126
4,689 Cheniere Energy, Inc. 780,343
6,955 Chesapeake Energy Corporation 598,686
17,224 Chevron Corporation 2,510,054
1,700 Chord Energy Corporation 281,044
323 Civitas Resources, Inc. 24,364
1,566 Comstock Resources, Inc.
f
19,732
23,522 ConocoPhillips 2,794,414
2,892 CVR Energy, Inc. 94,713
30,900 Devon Energy Corporation 1,439,013
70,654 Enterprise Products Partners, LP 1,839,830
6,616 Expro Group Holdings NV
g
104,202
48,141 Exxon Mobil Corporation 5,095,725
1,160 Gran Tierra Energy, Inc.
g
7,099
35,938 Halliburton Company 1,413,801
Shares Common Stock (22.9%) Value
Energy (1.1%) - continued
1,479 Helmerich & Payne, Inc. $ 58,524
3,317 HF Sinclair Corporation 183,695
11,817 International Seaways, Inc. 568,280
27,409 Liberty Energy, Inc. 539,957
4,914 Magnolia Oil & Gas Corporation 110,319
23,837 Marathon Oil Corporation 650,988
22,559 Marathon Petroleum Corporation 3,412,049
38,581 Matador Resources Company 2,380,062
9,487 Murphy Oil Corporation 425,682
98,649 NOV, Inc. 1,969,034
733 ONEOK, Inc. 47,792
4,902 Ovintiv, Inc. 235,296
16,075 Par Pacific Holdings, Inc.
g
527,581
4,339 Patterson-UTI Energy, Inc. 55,105
8,149 PBF Energy, Inc. 387,322
6,061 Phillips 66 691,378
7,525 Pioneer Natural Resources
Company 1,798,475
51,121 ProPetro Holding Corporation
g
535,748
22,798 RPC, Inc. 189,679
13,626 SM Energy Company 549,400
2,828 Solaris Oilfield Infrastructure, Inc. 26,131
14,435 Talos Energy, Inc.
g
223,743
207,453 TechnipFMC plc 4,464,389
15,622 U.S. Silica Holdings, Inc.
g
188,558
18,492 Viper Energy Partners, LP 526,652
4,470 Williams Companies, Inc. 153,768
Total 39,862,136
Financials (3.6%)
9,227 Allstate Corporation 1,182,256
68,586 Ally Financial, Inc. 1,659,095
6,673 Amalgamated Financial
Corporation 121,716
3,363 Amerant Bancorp, Inc. 61,307
16,523 American Express Company 2,412,854
2,484 American Financial Group, Inc. 271,650
26,033 American International Group, Inc. 1,596,083
2,752 Ameriprise Financial, Inc. 865,697
1,026 Ameris Bancorp 38,270
5,831 Annaly Capital Management, Inc. 91,022
61 Apollo Global Management, Inc. 4,724
12,726 Arch Capital Group, Ltd.
g
1,103,090
7,776 Arthur J. Gallagher & Company 1,831,170
4,861 Artisan Partners Asset
Management, Inc. 160,413
14,257 Associated Banc-Corp 231,106
1,348 Assurant, Inc. 200,717
3,372 Assured Guaranty, Ltd. 210,413
732 Atlantic Union Bankshares
Corporation 21,089
1,290 Axis Capital Holdings, Ltd. 73,659
523 Axos Financial, Inc.
g
18,844
11,251 Banc of California, Inc.
f
126,124
111,043 Bank of America Corporation 2,924,873
1,819 Bank of Hawaii Corporation
f
89,840
7,212 Bank of Marin Bancorp 121,162
23,743 Bank of N.T. Butterfield & Son, Ltd. 599,748
48,843 Bank of New York Mellon
Corporation 2,075,827
3,272 Bank OZK 117,170
3,604 BankFinancial Corporation 30,274
8,550 BankUnited, Inc. 186,475
4,243 Banner Corporation 179,097
1,159 BayCom Corporation 22,948

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (22.9%) Value
Financials (3.6%) - continued
6,781 BCB Bancorp, Inc. $ 69,709
11,592 Berkshire Hathaway, Inc.
g
3,956,697
7,223 Berkshire Hills Bancorp, Inc. 141,643
1,956 BlackRock, Inc. 1,197,620
3,985 Block, Inc.
g
160,396
286 BOK Financial Corporation 18,739
55,542 Bridgewater Bancshares, Inc.
g
534,869
6,793 Brighthouse Financial, Inc.
g
307,723
11,280 Brookline Bancorp, Inc. 91,819
307 Brown & Brown, Inc. 21,312
5,226 Business First Bancshares, Inc. 102,116
8,691 Byline Bancorp, Inc. 164,868
5,486 Cadence Bank 116,193
1,270 Camden National Corporation 37,033
10,718 Capital One Financial Corporation 1,085,626
7,319 Capitol Federal Financial, Inc. 38,059
26,908 Carlyle Group, Inc. 741,046
962 Cathay General Bancorp 32,621
21,921 Central Pacific Financial
Corporation 345,913
621 Central Valley Community Bancorp 9,793
59,771 Charles Schwab Corporation 3,110,483
18,239 Chubb, Ltd. 3,914,454
12,718 Cincinnati Financial Corporation 1,267,603
15,723 Citigroup, Inc. 620,901
17,898 Citizens Financial Group, Inc. 419,350
5,483 CNB Financial Corporation 99,681
16,613 Columbia Banking System, Inc. 326,778
35,808 Comerica, Inc. 1,410,835
4,542 Commerce Bancshares, Inc. 199,212
805 Community Bank System, Inc. 32,160
8,414 Community Trust Bancorp, Inc. 316,030
6,134 ConnectOne Bancorp, Inc. 99,923
2,240 CrossFirst Bankshares, Inc.
g
23,699
2,294 Cullen/Frost Bankers, Inc. 208,731
4,457 Customers Bancorp, Inc.
g
179,216
2,292 CVB Financial Corporation 35,801
12,104 Dime Community Bancshares, Inc. 222,593
9,802 Discover Financial Services 804,548
15,489 Eagle Bancorp, Inc. 301,726
7,657 East West Bancorp, Inc. 410,568
2,118 Eastern Bankshares, Inc. 23,319
8,833 Ellington Residential Mortgage
REIT 46,638
2,807 Employers Holdings, Inc. 106,666
5,243 Enova International, Inc.
g
209,091
4,843 Enterprise Financial Services
Corporation 168,391
2,768 Equity Bancshares, Inc. 66,986
560 EVERTEC, Inc. 17,797
83,629 F.N.B. Corporation 893,994
1,050 FactSet Research Systems, Inc. 453,484
51,453 Federated Hermes, Inc. 1,631,060
3,354 Fidelity National Information
Services, Inc. 164,715
2,498 Fifth Third Bancorp 59,228
7,425 Financial Institutions, Inc. 117,612
2,328 First Bancorp/Puerto Rico 31,079
30 First Citizens BancShares, Inc./NC 41,422
3,393 First Financial Bankshares, Inc. 81,602
3,534 First Financial Corporation 121,605
20,815 First Foundation, Inc. 94,500
1,556 First Hawaiian, Inc. 27,899
29,672 First Horizon Corporation 318,974
3,487 First Internet Bancorp 57,082
Shares Common Stock (22.9%) Value
Financials (3.6%) - continued
913 First Interstate BancSystem, Inc. $ 21,063
2,658 First Merchants Corporation 72,590
1,117 First Mid-Illinois Bancshares, Inc. 30,516
8,260 First of Long Island Corporation 88,712
7,748 Fiserv, Inc.
g
881,335
514 Five Star Bancorp 10,008
984 FleetCor Technologies, Inc.
g
221,567
9,458 Flushing Financial Corporation 116,712
17,276 Fulton Financial Corporation 224,415
18,773 Genworth Financial, Inc.
g
112,450
29,693 Glacier Bancorp, Inc. 896,432
1,119 Global Life, Inc. 130,207
3,229 Global Payments, Inc. 342,984
5,044 Great Southern Bancorp, Inc. 250,788
5,114 Green Dot Corporation
g
57,175
20,389 Hamilton Lane, Inc. 1,715,123
4,507 Hancock Whitney Corporation 155,176
23,697 Hanmi Financial Corporation 347,872
3,960 Hanover Insurance Group, Inc. 464,152
3,603 Hartford Financial Services Group,
Inc. 264,640
43,057 Heartland Financial USA, Inc. 1,179,762
15,116 Heritage Commerce Corporation 123,649
13,692 Heritage Financial Corporation 222,769
180 Hingham Institution For Savings
f
26,744
5,899 Home BancShares, Inc. 120,635
17,287 HomeStreet, Inc. 83,496
9,090 Hometrust Bancshares, Inc. 187,345
43,851 Hope Bancorp, Inc. 384,135
11,968 Horizon Bancorp, Inc. 113,576
39,713 Houlihan Lokey, Inc. 3,991,951
12,152 Huntington Bancshares, Inc. 117,267
3,647 Independent Bank Corporation 177,974
8,543 Independent Bank Corporation/MI 170,433
36,635 Intercontinental Exchange, Inc. 3,936,064
794 International Bancshares
Corporation 34,801
16,784 Invesco Mortgage Capital, Inc. 114,635
12,662 Invesco, Ltd. 164,226
39,043 J.P. Morgan Chase & Company 5,429,320
783 Jack Henry & Associates, Inc. 110,395
26,459 Janus Henderson Group plc 610,409
12,236 Kearny Financial Corporation/MD 84,918
10,676 KeyCorp 109,109
18,819 Kinsale Capital Group, Inc. 6,283,852
2,091 KKR & Company, Inc. 115,841
10,183 Lazard, Ltd. 282,782
9,757 M&T Bank Corporation 1,100,102
6,999 Marsh & McLennan Companies,
Inc. 1,327,360
10,688 Mastercard, Inc. 4,022,429
1,649 Mercantile Bank Corporation 54,318
21,587 MetLife, Inc. 1,295,436
7,077 Metropolitan Bank Holding
Corporation
f,g
229,366
25,169 MFA Financial, Inc. 223,752
111,102 MGIC Investment Corporation 1,870,958
1,353 Mid Penn Bancorp, Inc. 25,788
7,641 Midland States Bancorp, Inc. 166,727
13,526 MidWestOne Financial Group, Inc. 269,438
12,187 Morgan Stanley 863,083
17,139 Mr. Cooper Group, Inc.
g
968,868
6,049 MSCI, Inc. 2,852,406
1,093 MVB Financial Corporation 21,477
38,083 Nasdaq, Inc. 1,888,917

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (22.9%) Value
Financials (3.6%) - continued
14,673 Navient Corporation $ 233,447
2,986 NCR Atleos Corporation
g
65,871
31,915 New York Community Bancorp,
Inc. 302,554
36,316 NMI Holdings, Inc.
g
993,243
4,891 Northfield Bancorp, Inc. 42,063
427 Northrim BanCorp, Inc. 17,810
36,584 NU Holdings, Ltd./Cayman
Islands
g
299,989
13,420 OceanFirst Financial Corporation 169,897
2,808 OFG Bancorp 83,173
8,989 Old National Bancorp 123,149
7,546 Old Republic International
Corporation 206,609
5,489 Old Second Bancorp, Inc. 74,431
20,726 OneMain Holdings, Inc. 744,685
1,147 Pacific Premier Bancorp, Inc. 21,793
45,049 PayPal Holdings, Inc.
g
2,333,538
2,254 PCB Bancorp 34,667
1,804 PennyMac Financial Services, Inc. 121,229
2,749 Pinnacle Financial Partners, Inc. 171,428
406 PNC Financial Services Group,
Inc. 46,475
3,996 Popular, Inc. 259,900
7,479 Premier Financial Corporation 129,761
684 PROG Holdings, Inc.
g
18,735
3,377 Prosperity Bancshares, Inc. 184,182
11,123 Provident Financial Services, Inc. 156,278
2,011 Prudential Financial, Inc. 183,886
30,352 Radian Group, Inc. 769,120
17,740 Raymond James Financial, Inc. 1,693,106
3,187 Regions Financial Corporation 46,307
82,861 Rithm Capital Corporation 773,093
29,016 RLI Corporation 3,866,092
1,929 S&T Bancorp, Inc. 49,691
7,110 Sandy Spring Bancorp, Inc. 145,399
26,191 SEI Investments Company 1,405,409
4,768 Shore Bancshares, Inc. 48,920
1,398 Simmons First National
Corporation 19,866
1,046 SmartFinancial, Inc. 21,809
595 Southern First Bancshares, Inc.
g
16,065
2,693 SouthState Corporation 178,007
3,460 Synchrony Financial 97,053
14,119 Synovus Financial Corporation 368,082
1,556 T. Rowe Price Group, Inc. 140,818
3,557 Territorial Bancorp, Inc. 27,460
5,355 TPG, Inc. 148,012
16,538 Tradeweb Markets, Inc. 1,488,585
47,929 Triumph Financial, Inc.
g
2,983,580
6,464 TrustCo Bank Corporation NY 165,026
7,944 Trustmark Corporation 159,754
16,274 Two Harbors Investment
Corporation 188,941
1,807 U.S. Bancorp 57,607
906 UMB Financial Corporation 56,824
3,989 United Bankshares, Inc. 113,447
2,705 United Community Banks, Inc. 59,753
7,501 Univest Financial Corporation 124,967
8,683 Unum Group 424,599
18,554 Valley National Bancorp 144,350
8,472 Veritex Holdings, Inc. 145,888
27,860 Virtu Financial, Inc. 515,131
2,062 Visa, Inc. 484,776
12,817 Voya Financial, Inc. 855,791
Shares Common Stock (22.9%) Value
Financials (3.6%) - continued
1,941 W.R. Berkley Corporation $ 130,862
7,445 WaFd, Inc. 183,743
1,379 Walker & Dunlop, Inc. 89,359
93 Webster Financial Corporation 3,531
90,940 Wells Fargo & Company 3,616,684
3,740 Westamerica Bancorporation 176,678
75,878 Western Alliance Bancorp 3,118,586
78,842 Western Union Company 890,126
755 WEX, Inc.
g
125,692
118 Willis Towers Watson plc 27,835
1,982 Wintrust Financial Corporation 148,036
633 WSFS Financial Corporation 22,408
1,560 XP, Inc. 31,200
25,753 Zions Bancorp NA 794,480
Total 128,461,715
Health Care (2.9%)
36,198 Abbott Laboratories 3,422,521
7,415 ACADIA Pharmaceuticals, Inc.
g
167,357
14,396 Agilent Technologies, Inc. 1,488,114
5,473 Agios Pharmaceuticals, Inc.
g
114,988
6,034 Aldeyra Therapeutics, Inc.
g
10,318
5,543 Align Technology, Inc.
g
1,023,182
24,580 Alkermes plc
g
594,590
2,181 Amgen, Inc. 557,682
8,330 Amicus Therapeutics, Inc.
g
91,380
3,552 Amphastar Pharmaceuticals, Inc.
g
160,799
3,633 Anika Therapeutics, Inc.
g
70,843
7,262 Apellis Pharmaceuticals, Inc.
g
353,369
6,708 Argenx SE ADR
g
3,149,876
11,213 Ascendis Pharma AS ADR
g
1,001,433
11,890 AstraZeneca plc ADR 751,805
3,900 Avanos Medical, Inc.
g
71,604
103,707 Avantor, Inc.
g
1,807,613
13,876 Azenta, Inc.
g
630,664
22,988 Baxter International, Inc. 745,501
5,991 Biogen, Inc.
g
1,423,102
183 BioMarin Pharmaceutical, Inc.
g
14,905
234 Bio-Rad Laboratories, Inc.
g
64,416
31,208 Bio-Techne Corporation 1,704,893
1,049 Blueprint Medicines Corporation
g
61,744
8,424 Bruker Corporation 480,168
1,135 Cardinal Health, Inc. 103,285
10,378 Centene Corporation
g
715,874
3,716 Charles River Laboratories
International, Inc.
g
625,626
6,910 Cigna Group 2,136,572
6,467 Codexis, Inc.
g
10,735
4,994 Cooper Companies, Inc. 1,556,879
24,393 CVS Health Corporation 1,683,361
8,108 Danaher Corporation 1,556,898
10,590 Deciphera Pharmaceuticals, Inc.
g
126,974
39,233 Dentsply Sirona, Inc. 1,193,076
15,282 Dexcom, Inc.
g
1,357,500
22,126 Dynavax Technologies
Corporation
g
314,410
24,457 Edwards Lifesciences
Corporation
g
1,558,400
124,016 Elanco Animal Health, Inc.
g
1,092,581
4,689 Elevance Health, Inc. 2,110,472
1,711 Eli Lilly & Company 947,774
2,090 Enanta Pharmaceuticals, Inc.
g
18,852
67,198 Enovis Corporation
g
3,084,388
16,879 Exelixis, Inc.
g
347,539
25,413 Gilead Sciences, Inc. 1,995,937

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (22.9%) Value
Health Care (2.9%) - continued
2,873 Globus Medical, Inc.
g
$ 131,325
11,215 GoodRx Holdings, Inc.
g
55,290
70,866 Halozyme Therapeutics, Inc.
g
2,400,231
5,080 HCA Healthcare, Inc. 1,148,791
9,979 Hologic, Inc.
g
660,310
4,337 ICON plc
g
1,058,055
108 IDEXX Laboratories, Inc.
g
43,143
64 Illumina, Inc.
g
7,003
21,000 Immunocore Holdings plc ADR
g
932,400
5,925 Inspire Medical Systems, Inc.
g
871,923
1,998 Intuitive Surgical, Inc.
g
523,916
799 IQVIA Holding, Inc.
g
144,483
1,634 Jazz Pharmaceuticals, Inc.
g
207,551
15,482 Johnson & Johnson 2,296,600
8,755 Laboratory Corporation of America
Holdings 1,748,636
37,422 Lantheus Holdings, Inc.
g
2,417,461
156 Ligand Pharmaceuticals, Inc.
g
8,157
2,250 LivaNova plc
g
110,362
225,223 Maravai LifeSciences Holdings,
Inc.
g
1,545,030
72 Medpace Holdings, Inc.
g
17,472
50,268 Medtronic plc 3,546,910
52,694 Merck & Company, Inc. 5,411,674
1,411 Molina Healthcare, Inc.
g
469,792
5,066 Myriad Genetics, Inc.
g
78,928
18,195 Natera, Inc.
g
718,157
4,636 National HealthCare Corporation 312,281
8,509 Neogen Corporation
g
126,699
6,924 Novo Nordisk AS ADR 668,651
59,634 Option Care Health, Inc.
g
1,653,651
1,216 OraSure Technologies, Inc.
g
6,275
6,021 Pacira Pharmaceuticals, Inc.
g
170,153
6,484 Pediatrix Medical Group, Inc.
g
74,307
59,943 Pfizer, Inc. 1,831,858
53,051 Phreesia, Inc.
g
724,677
114,805 Progyny, Inc.
g
3,542,882
4,341 PTC Therapeutics, Inc.
g
81,394
6,870 Qiagen NV
g
257,144
8,120 QuidelOrtho Corporation
g
495,970
91,594 R1 RCM, Inc.
g
1,079,893
17,557 Repligen Corporation
g
2,362,470
8,660 Revance Therapeutics, Inc.
g
68,327
10,046 Rocket Pharmaceuticals, Inc.
g
181,833
1,717 Royalty Pharma plc 46,136
7,689 Sarepta Therapeutics, Inc.
g
517,547
106,846 scPharmaceuticals, Inc.
g
571,626
4,566 Sensus Healthcare, Inc.
g
10,000
6,612 ShockWave Medical, Inc.
g
1,363,791
4,979 Stryker Corporation 1,345,425
1,541 Teleflex, Inc. 284,700
8,209 TG Therapeutics, Inc.
g
63,456
6,816 Thermo Fisher Scientific, Inc. 3,031,552
6,168 UnitedHealth Group, Inc. 3,303,334
3,849 Vanda Pharmaceuticals, Inc.
g
16,859
9,796 Veeva Systems, Inc.
g
1,887,787
14,203 Veracyte, Inc.
g
294,286
52,028 Vericel Corporation
g
1,830,345
2,169 Vertex Pharmaceuticals, Inc.
g
785,417
69,391 Viemed Healthcare, Inc.
g
437,857
5,863 Waters Corporation
g
1,398,501
1,020 West Pharmaceutical Services,
Inc. 324,656
3,690 Zentalis Pharmaceuticals, Inc.
g
60,368
13,934 Zimmer Biomet Holdings, Inc. 1,454,849
Shares Common Stock (22.9%) Value
Health Care (2.9%) - continued
25,595 Zoetis, Inc. $ 4,018,415
Total 105,738,972
Industrials (3.5%)
5,716 A.O. Smith Corporation 398,748
2,669 Acuity Brands, Inc. 432,298
20,351 Advanced Drainage Systems, Inc. 2,174,097
6,431 AECOM 492,293
6,268 AGCO Corporation 718,689
53,247 Air Lease Corporation 1,843,944
11,904 Alight, Inc.
g
79,043
4,635 Allison Transmission Holdings, Inc. 233,697
16,844 AMETEK, Inc. 2,371,130
1,003 Apogee Enterprises, Inc. 43,049
11,768 Armstrong World Industries, Inc. 893,073
51,793 ASGN, Inc.
g
4,322,644
10,938 Automatic Data Processing, Inc. 2,386,890
1,857 Axon Enterprise, Inc.
g
379,738
4,123 AZZ, Inc. 194,894
119,166 Badger Infrastructure Solutions,
Ltd. 3,156,277
28,197 Barnes Group, Inc. 586,216
15,502 Beacon Roofing Supply, Inc.
g
1,103,277
103 Boise Cascade Company 9,656
186 Brady Corporation 9,572
2,679 Builders FirstSource, Inc.
g
290,725
8,400 Carlisle Companies, Inc. 2,134,356
1,026 Caterpillar, Inc. 231,927
16,361 Chart Industries, Inc.
g
1,901,639
11,265 Cimpress plc
g
672,183
103,215 CNH Industrial NV 1,133,301
356 Columbus McKinnon Corporation 10,883
24,514 Conduent Incorporated
g
78,200
2,708 CSW Industrials, Inc. 480,020
107,563 CSX Corporation 3,210,756
9,296 Cummins, Inc. 2,010,725
9,826 Curtiss-Wright Corporation 1,953,507
2,664 Daseke, Inc.
g
11,828
3,858 Deere & Company 1,409,559
37,443 Delta Air Lines, Inc. 1,170,094
5,199 Donaldson Company, Inc. 299,774
28 Dover Corporation 3,639
6,063 EMCOR Group, Inc. 1,252,919
213 Equifax, Inc. 36,118
137,487 ExlService Holdings, Inc.
g
3,589,786
1,684 Expeditors International of
Washington, Inc. 183,977
24,145 Fastenal Company 1,408,619
14,286 Ferguson plc 2,145,757
79,544 First Advantage Corporation 1,034,867
28,944 Flowserve Corporation 1,062,824
28,616 Fluor Corporation
g
952,627
1,384 Forrester Research, Inc.
g
32,109
8,836 Fortune Brands Innovations, Inc. 493,049
4,708 Gates Industrial Corporation plc
g
51,411
8,206 General Dynamics Corporation 1,980,190
2,985 Gibraltar Industries, Inc.
g
181,667
153 GMS, Inc.
g
8,947
655 Gorman-Rupp Company 19,355
21,508 Greenbrier Companies, Inc. 743,962
1,692 Griffon Corporation 67,578
47,067 Helios Technologies, Inc. 2,434,305
3,101 Herc Holdings, Inc. 331,156
9,913 Hillman Solutions Corporation
g
65,029
9,481 Honeywell International, Inc. 1,737,488

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (22.9%) Value
Industrials (3.5%) - continued
132,765 Howmet Aerospace, Inc. $ 5,854,936
537 Hubbell, Inc. 145,044
1,514 IDEX Corporation 289,795
654 Ingersoll Rand, Inc. 39,685
4,620 Interface, Inc. 41,072
253,604 Janus International Group, Inc.
g
2,373,733
4,534 JB Hunt Transport Services, Inc. 779,259
22,782 JetBlue Airways Corporation
g
85,660
302 Johnson Controls International plc 14,804
7,974 Kennametal, Inc. 184,279
8,391 L3Harris Technologies, Inc. 1,505,429
4,118 Legalzoom.com, Inc.
g
41,056
14,890 Lincoln Electric Holdings, Inc. 2,602,772
16,523 ManpowerGroup, Inc. 1,156,114
23,079 Masco Corporation 1,202,185
75,798 Masterbrand, Inc.
g
842,116
3,103 Matson, Inc. 270,116
15,769 Maximus, Inc. 1,178,260
23,767 Middleby Corporation
g
2,682,581
21,957 Miller Industries, Inc. 798,576
6,244 Moog, Inc. 724,616
4,560 MSC Industrial Direct Company,
Inc. 432,060
1,110 MYR Group, Inc.
g
128,571
348 National Presto Industries, Inc. 26,013
1,010 Northrop Grumman Corporation 476,144
10,652 nVent Electric plc 512,681
6,311 Old Dominion Freight Line, Inc. 2,377,101
26,409 Oshkosh Corporation 2,316,862
1,612 Otis Worldwide Corporation 124,462
22,032 Owens Corning, Inc. 2,497,768
7,334 PACCAR, Inc. 605,275
4,822 Parker-Hannifin Corporation 1,778,884
601 Paycom Software, Inc. 147,227
668 Paylocity Holding Corporation
g
119,839
40,132 Pentair plc 2,332,472
2,980 Quanta Services, Inc. 498,018
54,927 RB Global, Inc. 3,592,226
12,964 Regal Rexnord Corporation 1,535,067
2,181 Republic Services, Inc. 323,857
4,739 Resideo Technologies, Inc.
g
68,621
7,631 Saia, Inc.
g
2,735,637
42,725 Schneider National, Inc. 1,082,224
15,961 Simpson Manufacturing Company,
Inc. 2,125,686
6,309 SiteOne Landscape Supply, Inc.
g
869,191
10,891 SkyWest, Inc.
g
459,273
465 Snap-On, Inc. 119,942
2,296 Southwest Airlines Company 51,040
6,922 Standex International Corporation 993,792
1,332 Sterling Construction Company,
Inc.
g
97,036
13,515 Tennant Company 1,003,083
7,059 Terex Corporation 323,302
3,982 Textron, Inc. 302,632
27,938 Timken Company 1,931,075
2,927 Titan Machinery, Inc.
g
72,707
12,338 Trane Technologies plc 2,348,045
22,165 TransUnion 972,600
6,184 Trex Company, Inc.
g
347,603
15,677 Uber Technologies, Inc.
g
678,501
79 UniFirst Corporation/MA 12,990
15,968 United Parcel Service, Inc. 2,255,480
4,033 United Rentals, Inc. 1,638,487
940 Valmont Industries, Inc. 185,095
Shares Common Stock (22.9%) Value
Industrials (3.5%) - continued
1,661 Veralto Corporation
g
$ 114,609
2,189 Vertiv Holdings Company 85,962
3,871 Wabash National Corporation 80,091
59,447 WillScot Mobile Mini Holdings
Corporation
g
2,342,806
Total 124,580,206
Information Technology (4.6%)
19,877 8x8, Inc.
g
47,307
6,638 Adobe, Inc.
g
3,531,814
7,842 Advanced Micro Devices, Inc.
g
772,437
2,530 Alpha and Omega Semiconductor,
Ltd.
g
60,012
7,837 Amkor Technology, Inc. 163,480
38,144 Amphenol Corporation 3,072,499
1,585 ANSYS, Inc.
g
441,042
94,384 Apple, Inc. 16,117,956
14,865 Applied Materials, Inc. 1,967,383
8,225 Arista Networks, Inc.
g
1,648,043
7,402 Autodesk, Inc.
g
1,462,857
465 Broadcom, Inc. 391,237
90,414 Calix, Inc.
g
2,994,512
488 CDW Corporation 97,795
24,604 Ciena Corporation
g
1,038,289
159,747 Cisco Systems, Inc. 8,327,611
26,554 Cognex Corporation 955,678
147 Cognizant Technology Solutions
Corporation 9,477
25,885 Cohu, Inc.
g
780,174
24,248 CommScope Holding Company,
Inc.
g
35,887
317 CommVault Systems, Inc.
g
20,716
1,031 Corning, Inc. 27,590
8,293 Crane NXT Company 431,236
1,869 Datadog, Inc.
g
152,267
27,389 Descartes Systems Group, Inc.
g
1,977,760
3,563 DocuSign, Inc.
g
138,529
10,219 Dolby Laboratories, Inc. 827,126
90,356 Dropbox, Inc.
g
2,376,363
29,836 Dynatrace Holdings, LLC
g
1,333,968
1,104 Elastic NV
g
82,844
7,087 Enphase Energy, Inc.
g
563,983
4,808 EPAM Systems, Inc.
g
1,046,077
790 F5, Inc.
g
119,756
34 Fair Isaac Corporation
g
28,760
52,921 Flex, Ltd.
g
1,361,128
5,838 FormFactor, Inc.
g
197,791
5,282 Fortinet, Inc.
g
301,972
17 Gartner, Inc.
g
5,645
57,381 Gilat Satellite Networks, Ltd.
g
344,860
381 GoDaddy, Inc.
g
27,901
122,726 Grid Dynamics Holdings, Inc.
g
1,244,442
55,063 Guidewire Software, Inc.
g
4,962,828
71,194 Hackett Group, Inc. 1,586,914
14,682 Hewlett Packard Enterprise
Company 225,809
138 HP, Inc. 3,634
3,257 HubSpot, Inc.
g
1,380,219
3,047 Insight Enterprises, Inc.
g
436,635
3,454 IPG Photonics Corporation
g
296,699
3,218 JFrog, Ltd.
g
72,373
32,112 Juniper Networks, Inc. 864,455
2,720 Keysight Technologies, Inc.
g
331,976
2,919 KLA Corporation 1,371,054
61,327 Knowles Corporation
g
796,638

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (22.9%) Value
Information Technology (4.6%) - continued
14,879 Kyndryl Holdings, Inc.
g
$ 217,680
2,759 Lam Research Corporation 1,622,899
42,838 Lattice Semiconductor
Corporation
g
2,382,221
7,874 Littelfuse, Inc. 1,706,060
12,515 LiveRamp Holding, Inc.
g
346,165
5,189 Marvell Technology, Inc. 245,025
444 Microchip Technology, Inc. 31,653
64,773 Microsoft Corporation 21,900,399
4,719 MKS Instruments, Inc. 309,850
4,992 Monolithic Power Systems, Inc. 2,205,166
237 Motorola Solutions, Inc. 65,995
5,974 NCR Voyix Corporation
g
91,342
5,974 NetApp, Inc. 434,788
2,664 NICE, Ltd. ADR
g
411,188
13,829 Nova, Ltd.
g
1,313,340
20,395 NVIDIA Corporation 8,317,081
6,795 ON Semiconductor Corporation
g
425,639
394 OSI Systems, Inc.
g
41,082
52,488 PagerDuty, Inc.
g
1,058,683
11,574 Palo Alto Networks, Inc.
g
2,812,713
21,011 PDF Solutions, Inc.
g
557,422
13,529 Plexus Corporation
g
1,330,171
13,201 PTC, Inc.
g
1,853,684
8,795 Q2 Holdings, Inc.
g
264,114
1,365 Qorvo, Inc.
g
119,328
41,238 QUALCOMM, Inc. 4,494,530
12,910 Rackspace Technology, Inc.
f,g
15,750
3,853 Rapid7, Inc.
g
179,126
5,241 RingCentral, Inc.
g
139,306
1,601 Roper Industries, Inc. 782,201
16,104 Salesforce, Inc.
g
3,234,166
49,152 Samsung Electronics Company,
Ltd. 2,446,535
1,326 Sanmina Corporation
g
67,454
3,654 ServiceNow, Inc.
g
2,126,080
13,252 Silicon Laboratories, Inc.
g
1,221,569
3,190 Skyworks Solutions, Inc. 276,701
13,891 SolarWinds Corporation
g
127,936
3,984 Sprinklr, Inc.
g
54,143
84,732 Sprout Social, Inc.
g
3,667,201
5,989 SPS Commerce, Inc.
g
960,276
5,676 Synopsys, Inc.
g
2,664,541
17,937 TE Connectivity, Ltd. 2,113,875
346 Teledyne Technologies, Inc.
g
129,608
393 Tenable Holdings, Inc.
g
16,549
7,732 Teradata Corporation
g
330,311
86 Teradyne, Inc. 7,161
22,291 Texas Instruments, Inc. 3,165,545
7,872 Trimble, Inc.
g
371,007
270,457 TTM Technologies, Inc.
g
3,107,551
6,438 Tyler Technologies, Inc.
g
2,400,730
22,272 Unisys Corporation
g
61,916
6,700 Universal Display Corporation 932,506
7,843 Upland Software, Inc.
g
26,196
81,257 Varonis Systems, Inc.
g
2,733,485
4,908 Verint Systems, Inc.
g
92,319
8,880 VeriSign, Inc.
g
1,772,981
17,023 Viavi Solutions, Inc.
g
132,439
18,249 Vishay Intertechnology, Inc. 405,858
19,770 Vontier Corporation 584,401
22,082 Wolfspeed, Inc.
g
747,255
32,799 Workiva, Inc.
g
2,856,465
3,478 Xerox Holdings Corporation 44,657
14,733 Yext, Inc.
g
88,840
Shares Common Stock (22.9%) Value
Information Technology (4.6%) - continued
2,118 Zoom Video Communications,
Inc.
g
$ 127,038
Total 163,625,334
Materials (0.8%)
720 Albemarle Corporation 91,282
21,076 Alcoa Corporation 540,389
1,056 AptarGroup, Inc. 129,117
47,472 Axalta Coating Systems, Ltd.
g
1,245,191
12,998 Ball Corporation 625,854
6,990 Berry Plastics Group, Inc. 384,450
13,009 Carpenter Technology Corporation 815,924
6,793 Celanese Corporation 777,866
20,302 CF Industries Holdings, Inc. 1,619,694
28,124 Cleveland-Cliffs, Inc.
g
471,921
6,455 Commercial Metals Company 272,982
4,487 Eagle Materials, Inc. 690,594
14,230 Eastman Chemical Company 1,063,408
287 Hawkins, Inc. 16,482
28,380 Huntsman Corporation 662,105
24,082 Ingevity Corporation
g
970,023
5,047 Innospec, Inc. 494,606
75,305 Ivanhoe Mines, Ltd.
g
554,979
1,688 Kaiser Aluminum Corporation 95,878
4,352 Linde plc 1,663,160
3,816 LSB Industries, Inc.
g
34,764
349 LyondellBasell Industries NV 31,494
3,777 Martin Marietta Materials, Inc. 1,544,566
10,867 Mosaic Company 352,960
1,648 Myers Industries, Inc. 27,637
2,656 Newmont Corporation 99,520
12,970 Nucor Corporation 1,916,836
9,730 O-I Glass, Inc.
g
150,329
5,445 Orion SA 110,534
7,557 PPG Industries, Inc. 927,773
267,528 Ranpak Holdings Corporation
g
845,388
428 Reliance Steel & Aluminum
Company 108,875
14,875 RPM International, Inc. 1,357,641
3,751 Ryerson Holding Corporation 108,967
5,571 Schnitzer Steel Industries, Inc. 126,517
8,326 Steel Dynamics, Inc. 886,802
40,603 Summit Materials, Inc.
g
1,335,839
12,764 SunCoke Energy, Inc. 121,386
4,753 TimkenSteel Corporation
g
96,628
1,753 TriMas Corporation 42,440
11,711 Trinseo plc 72,491
167,658 Tronox Holdings plc 1,792,264
6,936 United States Lime & Minerals, Inc. 1,373,259
21,573 United States Steel Corporation 731,109
1,885 Vulcan Materials Company 370,384
Total 27,752,308
Real Estate (1.0%)
72,776 Agree Realty Corporation 4,071,089
4,713 Alexandria Real Estate Equities,
Inc. 438,922
20,572 Apartment Income REIT
Corporation 600,908
12,229 AvalonBay Communities, Inc. 2,026,834
2,811 Camden Property Trust 238,598
4,476 CareTrust REIT, Inc. 96,324
20,741 CBRE Group, Inc.
g
1,438,181
3,922 Centerspace 190,531

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (22.9%) Value
Real Estate (1.0%) - continued
8,370 Chatham Lodging Trust $ 77,423
28,584 Compass, Inc.
g
56,596
13,013 CoStar Group, Inc.
g
955,284
33,192 CubeSmart 1,131,515
128,852 Cushman and Wakefield plc
g
949,639
10,335 DigitalBridge Group, Inc. 163,810
1,549 EastGroup Properties, Inc. 252,874
25,730 Elme Communities 328,315
20,192 EPR Properties 862,198
56,790 Equity Commonwealth 1,075,603
13,580 Equity Residential 751,381
64,460 Essential Properties Realty Trust,
Inc. 1,414,897
838 Essex Property Trust, Inc. 179,265
16,228 First Industrial Realty Trust, Inc. 686,444
10,828 FirstService Corporation 1,531,837
30,411 Four Corners Property Trust, Inc. 647,754
5,940 Getty Realty Corporation 158,123
74,188 Healthcare Realty Trust, Inc. 1,064,598
78,585 Host Hotels & Resorts, Inc. 1,216,496
3,528 Howard Hughes Holdings, Inc.
g
234,012
83,833 Independence Realty Trust, Inc. 1,038,691
26,686 Invitation Homes, Inc. 792,307
5,648 Kennedy-Wilson Holdings, Inc. 72,690
2,125 LTC Properties, Inc. 67,171
90,076 LXP Industrial Trust 712,501
2,946 Mid-America Apartment
Communities, Inc. 348,070
42,429 National Storage Affiliates Trust 1,210,075
32,067 NetSTREIT Corporation 456,955
6,221 NNN REIT, Inc. 226,009
21,377 Pebblebrook Hotel Trust 255,028
16,053 Phillips Edison and Company, Inc. 566,831
8,111 Public Storage 1,936,177
3,459 Realty Income Corporation 163,887
12,731 Regency Centers Corporation 767,170
21,466 Rexford Industrial Realty, Inc. 928,190
1,984 RMR Group, Inc. 44,680
28,136 Sabra Health Care REIT, Inc. 383,775
10,430 SBA Communications Corporation 2,176,011
51,338 Service Properties Trust 372,201
13,977 Terreno Realty Corporation 744,695
31,672 UDR, Inc. 1,007,486
2,118 Welltower, Inc. 177,086
Total 37,287,137
Utilities (0.6%)
32,392 AES Corporation 482,641
10,931 Alliant Energy Corporation 533,323
32,377 American Electric Power
Company, Inc. 2,445,759
486 American Water Works Company,
Inc. 57,178
3,276 Artesian Resources Corporation 128,747
2,242 Avista Corporation 71,049
6,107 Black Hills Corporation 295,273
14,076 CenterPoint Energy, Inc. 378,363
19,867 Constellation Energy Corporation 2,243,382
17,232 Duke Energy Corporation 1,531,752
15,001 Entergy Corporation 1,433,946
26,044 Evergy, Inc. 1,279,802
1,162 NextEra Energy Partners, LP
f
31,455
160,746 NiSource, Inc. 4,044,369
28,470 Northwestern Energy Group, Inc. 1,366,845
47,053 OGE Energy Corporation 1,609,213
Shares Common Stock (22.9%) Value
Utilities (0.6%) - continued
34,413 Portland General Electric
Company $ 1,377,208
18,981 Public Service Enterprise Group,
Inc. 1,170,179
9,904 Spire, Inc. 550,960
47,308 UGI Corporation 984,006
Total 22,015,450
Total Common Stock
(cost $768,717,562) 824,088,236
Principal
Amount Long-Term Fixed Income ( 10.3% ) Value
Asset-Backed Securities (0.2%)
510 Asset Backed Trust
$ 525,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
444,628
720 East CLO I, Ltd.
550,000
8.666%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
b,h
552,616
175,000
9.666%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,h
176,254
Access Group, Inc.
33,497
5.935%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
b,h
32,911
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
h
411,323
350,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
305,414
Ares XL CLO, Ltd.
525,000
8.456%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
513,284
CMFT Net Lease Master Issuer,
LLC
335,197
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
266,018
Commonbond Student Loan Trust
26,532
5.939%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
25,858
Dryden 36 Senior Loan Fund
450,000
7.706%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
442,809
Foundation Finance Trust
204,064
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
177,546
FRTKL Trust
625,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
540,916
GSAA Home Equity Trust
959,251
4.467%,  8/25/2034, Ser.
2004-10, Class M2
b,i
811,302
Harley Marine Financing, LLC
1,247,959
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
1,243,303

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.3%) Value
Asset-Backed Securities (0.2%) - continued
Home Partners of America Trust
$ 625,723
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
$ 549,987
484,214
2.078%,  9/17/2041, Ser.
2021-1, Class C
h
390,149
Laurel Road Prime Student Loan
Trust
124,559
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
114,816
Longfellow Place CLO, Ltd.
247,369
7.956%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
246,975
National Collegiate Trust
131,401
5.734%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
127,099
Preston Ridge Partners Mortgage
Trust, LLC
329,819
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
316,001
Pretium Mortgage Credit Partners,
LLC
282,720
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
h,i
273,469
189,025
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
182,361
VCAT Asset Securitization, LLC
250,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
234,843
Vericrest Opportunity Loan
Transferee
261,240
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
242,704
173,990
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
161,800
250,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
189,904
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
185,233
Wind River CLO, Ltd.
325,000
7.677%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
322,936
Total 9,482,459
Basic Materials (0.1%)
Alcoa Nederland Holding BV
94,000 5.500%,  12/15/2027
h
89,082
Anglo American Capital plc
200,000 3.875%,  3/16/2029
h
177,140
ATI, Inc.
66,000 7.250%,  8/15/2030 63,537
Cascades, Inc./Cascades USA,
Inc.
120,000 5.125%,  1/15/2026
h
113,895
Chemours Company
85,000 5.750%,  11/15/2028
h
71,889
Cleveland-Cliffs, Inc.
110,000 5.875%,  6/1/2027
f
104,805
40,000 4.625%,  3/1/2029
h
34,476
Principal
Amount Long-Term Fixed Income (10.3%) Value
Basic Materials (0.1%) - continued
Consolidated Energy Finance SA
$ 178,000 5.625%,  10/15/2028
h
$ 146,263
EIDP, Inc.
132,000 4.500%,  5/15/2026 128,166
First Quantum Minerals, Ltd.
172,000 6.875%,  10/15/2027
h
146,497
FMC Corporation
134,000 5.150%,  5/18/2026 129,375
Glencore Funding, LLC
133,000 3.375%,  9/23/2051
h
76,278
189,000 4.000%,  3/27/2027
h
176,264
133,000 6.125%,  10/6/2028
h
131,848
Hecla Mining Company
60,000 7.250%,  2/15/2028 57,285
Hudbay Minerals, Inc.
101,000 4.500%,  4/1/2026
h
94,002
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
73,000 9.000%,  7/1/2028
h
68,204
International Flavors & Fragrances,
Inc.
158,000 1.230%,  10/1/2025
h
142,443
Methanex Corporation
92,000 4.250%,  12/1/2024 89,834
Mineral Resources, Ltd.
20,000 9.250%,  10/1/2028
h
20,000
Mosaic Company
175,000 4.050%,  11/15/2027 163,316
Novelis Corporation
55,000 3.250%,  11/15/2026
h
48,958
40,000 4.750%,  1/30/2030
h
33,939
55,000 3.875%,  8/15/2031
h
42,955
Nutrien, Ltd.
66,000 4.900%,  3/27/2028 63,225
OCI NV
64,000 4.625%,  10/15/2025
h
60,487
Olin Corporation
130,000 5.125%,  9/15/2027 119,186
10,000 5.625%,  8/1/2029 9,092
SCIL IV, LLC/SCIL USA Holdings,
LLC
101,000 5.375%,  11/1/2026
h
89,590
SNF Group SACA
89,000 3.375%,  3/15/2030
h
71,176
SunCoke Energy, Inc.
86,000 4.875%,  6/30/2029
h
71,982
Taseko Mines, Ltd.
71,000 7.000%,  2/15/2026
h
64,404
Unifrax Escrow Issuer Corporation
74,000 5.250%,  9/30/2028
h
49,983
United States Steel Corporation
105,000 6.875%,  3/1/2029
f
102,009
Total 3,051,585
Capital Goods (0.2%)
Advanced Drainage Systems, Inc.
97,000 6.375%,  6/15/2030
h
91,584
AECOM
185,000 5.125%,  3/15/2027 174,659

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.3%) Value
Capital Goods (0.2%) - continued
Amsted Industries, Inc.
$ 150,000 5.625%,  7/1/2027
h
$ 138,028
10,000 4.625%,  5/15/2030
h
8,067
ARD Finance SA
31,000 6.500%,  6/30/2027
h
18,048
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
138,000 5.250%,  8/15/2027
h
100,309
Boeing Company
290,000 5.930%,  5/1/2060 243,978
157,000 5.040%,  5/1/2027 152,022
318,000 5.705%,  5/1/2040 281,293
Bombardier, Inc.
53,000 7.125%,  6/15/2026
h
50,996
89,000 7.875%,  4/15/2027
h
85,616
75,000 6.000%,  2/15/2028
h
66,366
Brand Industrial Services, Inc.
32,000 10.375%,  8/1/2030
h
31,760
Builders FirstSource, Inc.
85,000 5.000%,  3/1/2030
h
74,177
Canpack SA/Canpack US, LLC
120,000 3.125%,  11/1/2025
h
110,009
Carrier Global Corporation
125,000 2.700%,  2/15/2031 98,723
Chart Industries, Inc.
98,000 7.500%,  1/1/2030
h
96,235
Clean Harbors, Inc.
130,000 6.375%,  2/1/2031
h
123,560
Clydesdale Acquisition Holdings,
Inc.
13,000 6.625%,  4/15/2029
h
11,809
26,000 8.750%,  4/15/2030
h
20,724
CNH Industrial NV
104,000 3.850%,  11/15/2027 95,843
Cornerstone Building Brands, Inc.
68,000 6.125%,  1/15/2029
h
49,715
Covanta Holding Corporation
54,000 4.875%,  12/1/2029
h
42,120
CP Atlas Buyer, Inc.
94,000 7.000%,  12/1/2028
f,h
71,645
Crown Cork & Seal Company, Inc.
84,000 7.375%,  12/15/2026 85,264
Emerald Debt Merger Sub, LLC
99,000 6.625%,  12/15/2030
h
94,174
GFL Environmental, Inc.
63,000 4.000%,  8/1/2028
h
54,217
145,000 3.500%,  9/1/2028
h
124,154
H&E Equipment Services, Inc.
169,000 3.875%,  12/15/2028
h
143,149
Herc Holdings, Inc.
70,000 5.500%,  7/15/2027
h
65,799
Howmet Aerospace, Inc.
215,000 3.000%,  1/15/2029 181,474
199,000 5.950%,  2/1/2037 181,788
Ingersoll Rand, Inc.
35,000 5.700%,  8/14/2033 33,071
John Deere Capital Corporation
108,000 4.950%,  7/14/2028 105,346
Lockheed Martin Corporation
168,000 4.500%,  5/15/2036 147,116
Principal
Amount Long-Term Fixed Income (10.3%) Value
Capital Goods (0.2%) - continued
$ 46,000 6.150%,  9/1/2036 $ 46,819
Mauser Packaging Solutions
Holding Company
53,000 9.250%,  4/15/2027
h
44,139
MIWD Holdco II, LLC
100,000 5.500%,  2/1/2030
h
79,375
Mueller Water Products, Inc.
55,000 4.000%,  6/15/2029
h
47,025
Nesco Holdings II, Inc.
100,000 5.500%,  4/15/2029
h
85,750
New Enterprise Stone and Lime
Company, Inc.
107,000 5.250%,  7/15/2028
h
94,427
Nordson Corporation
132,000 5.600%,  9/15/2028 129,566
Northrop Grumman Corporation
320,000 3.850%,  4/15/2045 226,800
OI European Group BV
87,000 4.750%,  2/15/2030
h
74,029
Owens-Brockway Glass Container,
Inc.
53,000 6.625%,  5/13/2027
h
50,350
Pactiv Evergreen Group
65,000 4.375%,  10/15/2028
h
55,291
Parker-Hannifin Corporation
331,000 4.500%,  9/15/2029 307,633
PGT Innovations, Inc.
91,000 4.375%,  10/1/2029
h
84,955
Regal Rexnord Corporation
165,000 6.050%,  2/15/2026
h
162,295
Republic Services, Inc.
130,000 2.900%,  7/1/2026 121,500
Roller Bearing Company of
America, Inc.
75,000 4.375%,  10/15/2029
h
63,601
Rolls-Royce plc
49,000 5.750%,  10/15/2027
h
46,431
RTX Corporation
101,000 4.125%,  11/16/2028 92,745
225,000 4.450%,  11/16/2038 179,424
Sealed Air Corporation
82,000 6.125%,  2/1/2028
h
78,049
Silgan Holdings, Inc.
39,000 4.125%,  2/1/2028 34,441
SRM Escrow Issuer, LLC
160,000 6.000%,  11/1/2028
h
147,934
Textron, Inc.
200,000 3.375%,  3/1/2028 179,938
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
60,000 7.750%,  4/15/2026
h
55,807
Trane Technologies Financing, Ltd.
135,000 3.500%,  3/21/2026 128,237
TransDigm, Inc.
127,000 6.250%,  3/15/2026
h
124,010
278,000 5.500%,  11/15/2027 258,805
Triumph Group, Inc.
84,000 9.000%,  3/15/2028
h
81,584
United Rentals North America, Inc.
110,000 4.875%,  1/15/2028 102,055
110,000 4.000%,  7/15/2030 92,437

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.3%) Value
Capital Goods (0.2%) - continued
Veralto Corporation
$ 133,000 5.350%,  9/18/2028
h
$ 128,665
Waste Management, Inc.
139,000 4.875%,  2/15/2034 127,288
Waste Pro USA, Inc.
65,000 5.500%,  2/15/2026
h
59,748
WESCO Distribution, Inc.
110,000 7.250%,  6/15/2028
h
109,302
Total 7,153,293
Collateralized Mortgage Obligations (0.4%)
Banc of America Alternative Loan
Trust
11,799
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 9,674
BINOM Securitization Trust
270,807
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
223,314
CHL Mortgage Pass-Through Trust
773,351
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 292,232
CHNGE Mortgage Trust
469,326
7.100%,  7/25/2058, Ser.
2023-3, Class A1
h,i
465,631
568,325
6.000%,  10/25/2057, Ser.
2022-4, Class A1
h,i
552,109
Citicorp Mortgage Securities, Inc.
259,672
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 216,164
Citigroup Mortgage Loan Trust,
Inc.
1,918
4.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
1,846
COLT Mortgage Loan Trust
548,339
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
442,595
Countrywide Alternative Loan Trust
55,377
3.784%,  10/25/2035, Ser.
2005-43, Class 4A1
b
43,894
285,630
7.000%,  10/25/2037, Ser.
2007-24, Class A10 100,154
Countrywide Home Loan
Mortgage Pass Through Trust
31,445
3.728%,  11/25/2035, Ser.
2005-22, Class 2A1
b
24,708
Countrywide Home Loans, Inc.
74,806
5.750%,  4/25/2037, Ser.
2007-3, Class A27 33,055
Credit Suisse Mortgage Trust
325,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
260,796
500,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
404,951
277,438
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,h
269,786
283,018
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
220,613
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
31,861
6.000%,  11/25/2023, Ser.
2006-AR5, Class 23A 16,125
Principal
Amount Long-Term Fixed Income (10.3%) Value
Collateralized Mortgage Obligations (0.4%) -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 791,048
4.000%,  1/25/2051, Ser.
5249, Class LA $ 738,200
94,823
3.000%,  2/15/2033, Ser.
4170, Class IG
j
8,025
304,443
3.000%,  3/15/2033, Ser.
4180, Class PI
j
30,785
760,629
4.500%,  10/15/2033, Ser.
2695, Class BH 722,551
600,000
2.500%,  12/15/2048, Ser.
5094, Class BC 426,023
Federal National Mortgage
Association - REMIC
865,378
4.500%,  6/25/2052, Ser.
2022-43, Class MA 814,038
532,604
4.000%,  7/25/2052, Ser.
2022-37, Class PE 496,020
356,826
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
13,137
1,374,736
5.250%,  7/25/2039, Ser.
2022-72, Class CB 1,339,049
729,366
4.500%,  1/25/2046, Ser.
2022-68, Class BA 699,568
Flagstar Mortgage Trust
304,733
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
248,765
GCAT Trust
436,218
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
362,176
GS Mortgage-Backed Securities
Trust
625,999
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
477,985
J.P. Morgan Mortgage Trust
558,468
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
407,966
413,533
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
310,599
LHOME Mortgage Trust
86,975
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
b,h
86,622
154,619
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
152,716
Mello Mortgage Capital
Acceptance
570,699
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
416,900
Merrill Lynch Alternative Note
Asset Trust
78,042
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 28,706
New Residential Mortgage Loan
Trust
1,126,086
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
822,614
New York Mortgage Trust
405,505
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
401,640
Onslow Bay Financial, LLC
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
274,511

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.3%) Value
Collateralized Mortgage Obligations (0.4%) -
continued
Palisades Mortgage Loan Trust
$ 875,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
$ 852,663
Residential Accredit Loans, Inc.
Trust
116,837
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 94,844
Residential Funding Mortgage
Security I Trust
18,567
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 13,516
ROC Securities Trust Series
519,155
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
507,112
Sequoia Mortgage Trust
89,112
3.482%,  9/20/2046, Ser.
2007-1, Class 4A1
b
59,716
Toorak Mortgage Corporation, Ltd.
339,779
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
330,671
TRK Trust
408,270
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
324,171
Vericrest Opportunity Loan
Transferee
241,560
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
228,827
Verus Securitization Trust
227,123
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
179,806
Total 15,447,569
Commercial Mortgage-Backed Securities (0.3%)
BANK 2022-BNK39
2,740,388
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
71,919
BANK5 2023-5YR2
475,000
7.379%,  7/15/2056, Ser.
2023-5YR2, Class AS
b
475,455
BBCMS Mortgage Trust
1,326,378
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
51,653
3,990,744
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
295,070
3,525,120
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
297,185
BFLD Trust
200,000
7.150%,  (TSFR1M +
1.814%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
116,400
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,750,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,k
1,435,396
1,150,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,k
979,996
1,750,000
3.530%,  8/25/2032, Ser.
K149, Class A2
k
1,493,452
300,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,k
259,264
Principal
Amount Long-Term Fixed Income (10.3%) Value
Commercial Mortgage-Backed Securities (0.3%)
- continued
$ 1,800,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,k
$ 1,564,715
600,000
3.780%,  11/25/2032, Ser.
K-152, Class A2
b,k
520,657
550,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
b,k
477,992
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
400,000
4.500%,  12/25/2033, Ser.
K160, Class A2 364,692
1,500,000
4.900%,  1/25/2034, Ser.
K161, Class A2 1,408,029
MIRA Trust
500,000
6.755%,  6/10/2038, Ser.
2023-MILE, Class A
h
486,012
Morgan Stanley Capital I Trust
3,706,974
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
331,065
SCOTT Trust
625,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
h
596,285
Total 11,225,237
Communications Services (0.3%)
Activision Blizzard, Inc.
265,000 2.500%,  9/15/2050 148,140
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
73,000 10.500%,  2/15/2028
h
38,019
Altice Financing SA
79,000 5.750%,  8/15/2029
h
61,091
Altice France SA/France
168,000 5.125%,  7/15/2029
h
115,023
50,000 5.500%,  10/15/2029
h
34,395
AMC Networks, Inc.
40,000 5.000%,  4/1/2024 39,688
126,000 4.250%,  2/15/2029 77,413
American Tower Corporation
80,000 3.375%,  10/15/2026 74,056
133,000 5.800%,  11/15/2028 129,935
171,000 2.900%,  1/15/2030 139,451
88,000 5.650%,  3/15/2033 81,872
AT&T, Inc.
198,000 3.650%,  6/1/2051 121,864
283,000 3.500%,  9/15/2053 166,644
250,000 2.300%,  6/1/2027 220,871
260,000 4.350%,  3/1/2029 239,353
134,000 5.400%,  2/15/2034 123,123
180,000 4.900%,  8/15/2037 151,332
CCO Holdings, LLC/CCO Holdings
Capital Corporation
138,000 5.500%,  5/1/2026
h
131,605
120,000 5.125%,  5/1/2027
h
110,484
60,000 5.000%,  2/1/2028
h
53,876
6,000 6.375%,  9/1/2029
h
5,491
125,000 4.750%,  3/1/2030
h
103,115
40,000 4.500%,  8/15/2030
h
32,073
52,000 4.250%,  2/1/2031
h
40,466
110,000 4.750%,  2/1/2032
h
85,862
86,000 4.250%,  1/15/2034
h
62,118

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.3%) Value
Communications Services (0.3%) - continued
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
$ 198,000 4.200%,  3/15/2028 $ 180,198
400,000 3.500%,  6/1/2041 239,680
Cimpress plc
66,000 7.000%,  6/15/2026 61,078
Clear Channel Outdoor Holdings,
Inc.
20,000 7.500%,  6/1/2029
f,h
14,558
Clear Channel Worldwide
Holdings, Inc.
156,000 5.125%,  8/15/2027
h
138,652
Comcast Corporation
198,000 5.350%,  5/15/2053 170,347
152,000 2.887%,  11/1/2051 83,945
165,000 4.250%,  10/15/2030 149,257
180,000 4.400%,  8/15/2035 153,144
243,000 4.750%,  3/1/2044 195,703
Connect Finco SARL/Connect US
Finco, LLC
50,000 6.750%,  10/1/2026
h
46,627
CSC Holdings, LLC
30,000 5.375%,  2/1/2028
h
23,890
145,000 6.500%,  2/1/2029
h
114,650
191,000 4.125%,  12/1/2030
h
127,963
Deutsche Telekom International
Finance BV
330,000 8.750%,  6/15/2030 369,745
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
185,000 5.875%,  8/15/2027
h
162,103
Discovery Communications, LLC
230,000 4.900%,  3/11/2026 224,102
DISH DBS Corporation
34,000 5.875%,  11/15/2024 31,196
29,000 5.250%,  12/1/2026
h
23,393
34,000 7.375%,  7/1/2028 19,201
57,000 5.750%,  12/1/2028
h
41,396
52,000 5.125%,  6/1/2029 26,780
DISH Network Corporation
66,000 11.750%,  11/15/2027
h
65,377
Frontier Communications
Holdings, LLC
110,000 5.875%,  10/15/2027
h
100,284
77,000 6.750%,  5/1/2029
f,h
60,930
25,000 8.750%,  5/15/2030
h
23,819
GCI, LLC
85,000 4.750%,  10/15/2028
h
72,939
Gray Escrow II, Inc.
111,000 5.375%,  11/15/2031
h
69,958
Gray Television, Inc.
135,000 4.750%,  10/15/2030
f,h
86,554
Iliad Holding SASU
122,000 6.500%,  10/15/2026
h
114,003
Lamar Media Corporation
53,000 3.625%,  1/15/2031 42,840
LCPR Senior Secured Financing
DAC
63,000 6.750%,  10/15/2027
h
57,015
Principal
Amount Long-Term Fixed Income (10.3%) Value
Communications Services (0.3%) - continued
Level 3 Financing, Inc.
$ 144,000 4.625%,  9/15/2027
h
$ 95,760
85,000 4.250%,  7/1/2028
h
48,065
47,000 10.500%,  5/15/2030
h
47,037
McGraw-Hill Education, Inc.
73,000 5.750%,  8/1/2028
h
61,524
20,000 8.000%,  8/1/2029
h
16,479
Meta Platforms, Inc.
99,000 5.600%,  5/15/2053 89,537
132,000 4.800%,  5/15/2030 127,280
265,000 3.850%,  8/15/2032 230,319
Netflix, Inc.
105,000 5.875%,  11/15/2028 105,039
169,000 5.375%,  11/15/2029
h
163,858
180,000 4.875%,  6/15/2030
h
168,471
News Corporation
94,000 3.875%,  5/15/2029
h
80,462
NTT Finance Corporation
231,000 4.372%,  7/27/2027
h
220,753
Omnicom Group, Inc.
85,000 3.600%,  4/15/2026 80,511
135,000 4.200%,  6/1/2030 118,903
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
55,000 6.250%,  6/15/2025
h
54,242
40,000 4.625%,  3/15/2030
h
32,100
Playtika Holding Corporation
83,000 4.250%,  3/15/2029
h
66,959
Radiate Holdco, LLC/Radiate
Finance, Inc.
80,000 6.500%,  9/15/2028
h
39,600
Scripps Escrow II, Inc.
37,000 3.875%,  1/15/2029
h
28,087
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
h
100,859
55,000 4.000%,  7/15/2028
h
46,774
95,000 4.125%,  7/1/2030
h
75,431
Sprint Capital Corporation
334,000 8.750%,  3/15/2032 375,966
Take-Two Interactive Software, Inc.
133,000 4.950%,  3/28/2028 127,798
TEGNA, Inc.
157,000 4.625%,  3/15/2028 135,413
Telecom Italia Capital SA
30,000 6.000%,  9/30/2034 24,690
Telecom Italia SPA/Milano
41,000 5.303%,  5/30/2024
h
40,203
Telesat Canada/Telesat, LLC
40,000 4.875%,  6/1/2027
f,h
23,700
25,000 6.500%,  10/15/2027
h
12,000
T-Mobile USA, Inc.
331,000 3.600%,  11/15/2060 192,555
200,000 4.375%,  4/15/2040 154,687
United States Cellular Corporation
49,000 6.700%,  12/15/2033 46,501
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
125,000 4.750%,  4/15/2028
h
101,022
Univision Communications, Inc.
102,000 6.625%,  6/1/2027
h
93,166

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.3%) Value
Communications Services (0.3%) - continued
Verizon Communications, Inc.
$ 198,000 3.000%,  11/20/2060 $ 101,359
425,000 2.650%,  11/20/2040 256,903
290,000 3.400%,  3/22/2041 195,694
Virgin Media Finance plc
41,000 5.000%,  7/15/2030
h
32,234
Virgin Media Secured Finance plc
53,000 5.500%,  5/15/2029
h
46,931
VZ Secured Financing BV
134,000 5.000%,  1/15/2032
f,h
101,669
Warnermedia Holdings, Inc.
233,000 5.141%,  3/15/2052 164,875
199,000 4.054%,  3/15/2029 176,089
199,000 5.050%,  3/15/2042 147,405
YPSO Finance BIS SA
42,000 10.500%,  5/15/2027
h
22,852
Total 10,550,449
Consumer Cyclical (0.3%)
1011778 B.C., ULC/New Red
Finance, Inc.
120,000 4.375%,  1/15/2028
h
108,046
Adient Global Holdings, Ltd.
53,000 4.875%,  8/15/2026
h
49,360
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
40,000 6.625%,  7/15/2026
h
37,460
65,000 6.000%,  6/1/2029
h
46,962
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
130,000 4.625%,  6/1/2028
h
106,328
Allison Transmission, Inc.
54,000 3.750%,  1/30/2031
h
42,801
Amazon.com, Inc.
169,000 3.875%,  8/22/2037 138,416
American Axle & Manufacturing,
Inc.
200,000 6.500%,  4/1/2027 188,523
American Honda Finance
Corporation
133,000 5.850%,  10/4/2030 132,061
Arko Corporation
58,000 5.125%,  11/15/2029
h
47,026
Ashton Woods USA, LLC/Ashton
Woods Finance Company
80,000 4.625%,  8/1/2029
h
64,734
20,000 4.625%,  4/1/2030
h
15,486
Boyd Gaming Corporation
85,000 4.750%,  6/15/2031
h
70,541
Boyne USA, Inc.
36,000 4.750%,  5/15/2029
h
31,344
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
85,000 6.250%,  9/15/2027
h
73,952
Caesars Entertainment, Inc.
151,000 6.250%,  7/1/2025
h
148,567
40,000 8.125%,  7/1/2027
h
39,635
91,000 4.625%,  10/15/2029
h
74,786
Principal
Amount Long-Term Fixed Income (10.3%) Value
Consumer Cyclical (0.3%) - continued
Carnival Corporation
$ 22,000 7.625%,  3/1/2026
h
$ 21,393
202,000 5.750%,  3/1/2027
h
180,358
38,000 4.000%,  8/1/2028
h
33,053
Cedar Fair, LP
92,000 5.250%,  7/15/2029 79,234
Churchill Downs, Inc.
85,000 4.750%,  1/15/2028
h
76,120
39,000 6.750%,  5/1/2031
h
35,977
Cinemark USA, Inc.
111,000 5.875%,  3/15/2026
f,h
105,398
Clarios Global, LP/Clarios US
Finance Company, Inc.
65,000 8.500%,  5/15/2027
h
63,997
98,000 6.750%,  5/15/2028
h
95,536
D.R. Horton, Inc.
69,000 2.600%,  10/15/2025 64,712
Daimler Trucks Finance North
America, LLC
249,000 2.000%,  12/14/2026
h
221,659
Expedia Group, Inc.
348,000 3.250%,  2/15/2030 288,183
Ford Motor Company
143,000 3.250%,  2/12/2032 107,929
86,000 6.100%,  8/19/2032 79,546
Ford Motor Credit Company, LLC
347,000 2.300%,  2/10/2025 327,675
210,000 4.134%,  8/4/2025 200,159
171,000 2.700%,  8/10/2026 153,273
200,000 2.900%,  2/10/2029 163,552
Forestar Group, Inc.
85,000 3.850%,  5/15/2026
h
75,657
General Motors Company
150,000 6.125%,  10/1/2025 149,734
305,000 6.800%,  10/1/2027 309,759
General Motors Financial
Company, Inc.
180,000 1.500%,  6/10/2026 158,898
GLP Capital, LP
298,000 5.750%,  6/1/2028 279,388
Goodyear Tire & Rubber Company
50,000 5.000%,  7/15/2029 43,001
Guitar Center Escrow Issuer II, Inc.
42,000 8.500%,  1/15/2026
f,h
35,365
Hanesbrands, Inc.
72,000 4.875%,  5/15/2026
f,h
66,155
Hilton Domestic Operating
Company, Inc.
123,000 4.875%,  1/15/2030 110,420
39,000 3.625%,  2/15/2032
h
30,828
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
63,000 5.000%,  6/1/2029
h
52,762
Home Depot, Inc.
215,000 5.400%,  9/15/2040 196,551
126,000 4.250%,  4/1/2046 95,775
205,000 3.900%,  6/15/2047 146,681
Hyundai Capital America
134,000 6.250%,  11/3/2025
e,h
133,980
300,000 1.800%,  1/10/2028
h
249,400

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.3%) Value
Consumer Cyclical (0.3%) - continued
International Game Technology plc
$ 90,000 5.250%,  1/15/2029
h
$ 81,889
Jacobs Entertainment, Inc.
53,000 6.750%,  2/15/2029
h
45,050
KB Home
120,000 4.800%,  11/15/2029 103,975
Kohl's Corporation
128,000 4.625%,  5/1/2031 87,524
100,000 5.550%,  7/17/2045 58,000
L Brands, Inc.
120,000 6.625%,  10/1/2030
h
111,095
40,000 6.875%,  11/1/2035 35,298
Lennar Corporation
258,000 4.750%,  5/30/2025 252,592
Light & Wonder International, Inc.
90,000 7.250%,  11/15/2029
h
87,279
Lowe's Companies, Inc.
132,000 5.625%,  4/15/2053 114,065
324,000 2.625%,  4/1/2031 255,909
Macy's Retail Holdings, LLC
75,000 5.875%,  4/1/2029
h
66,120
Marriott International, Inc./MD
248,000 4.625%,  6/15/2030 223,755
Mattamy Group Corporation
74,000 5.250%,  12/15/2027
h
66,486
McDonald's Corporation
225,000 4.450%,  3/1/2047 172,634
Michaels Companies, Inc.
64,000 5.250%,  5/1/2028
f,h
46,372
NCL Corporation, Ltd.
36,000 3.625%,  12/15/2024
h
34,055
27,000 5.875%,  3/15/2026
h
24,233
89,000 5.875%,  2/15/2027
h
81,922
Nissan Motor Acceptance
Company, LLC
204,000 1.125%,  9/16/2024
h
194,640
Nissan Motor Company, Ltd.
34,000 3.522%,  9/17/2025
h
32,153
35,000 4.345%,  9/17/2027
h
31,646
44,000 4.810%,  9/17/2030
h
37,382
Nordstrom, Inc.
32,000 4.375%,  4/1/2030
f
24,839
44,000 4.250%,  8/1/2031
f
32,234
PENN Entertainment, Inc.
100,000 4.125%,  7/1/2029
f,h
77,696
PetSmart, Inc./PetSmart Finance
Corporation
105,000 4.750%,  2/15/2028
h
92,912
50,000 7.750%,  2/15/2029
h
46,032
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
165,000 5.750%,  4/15/2026
h
160,068
73,000 6.250%,  1/15/2028
h
67,693
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
95,000 5.750%,  1/15/2029
h
59,868
Royal Caribbean Cruises, Ltd.
14,000 11.500%,  6/1/2025
h
14,796
176,000 4.250%,  7/1/2026
h
161,850
69,000 9.250%,  1/15/2029
h
72,025
63,000 7.250%,  1/15/2030
h
62,148
Principal
Amount Long-Term Fixed Income (10.3%) Value
Consumer Cyclical (0.3%) - continued
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
$ 41,000 6.625%,  3/1/2030
h
$ 35,260
SeaWorld Parks and
Entertainment, Inc.
59,000 5.250%,  8/15/2029
h
51,391
Six Flags Theme Parks, Inc.
30,000 7.000%,  7/1/2025
h
29,793
Staples, Inc.
75,000 7.500%,  4/15/2026
h
61,177
47,000 10.750%,  4/15/2027
h
25,890
Starbucks Corporation
157,000 4.750%,  2/15/2026 154,204
Station Casinos, LLC
62,000 4.625%,  12/1/2031
h
48,953
Target Corporation
198,000 2.950%,  1/15/2052 114,036
Tenneco, Inc.
67,000 8.000%,  11/17/2028
h
53,768
Tripadvisor, Inc.
20,000 7.000%,  7/15/2025
h
19,800
Uber Technologies, Inc.
50,000 6.250%,  1/15/2028
h
48,125
VICI Properties, LP/VICI Note
Company, Inc.
229,000 4.625%,  6/15/2025
h
219,950
165,000 5.750%,  2/1/2027
h
157,907
90,000 3.750%,  2/15/2027
h
80,984
98,000 4.125%,  8/15/2030
h
80,845
Viking Cruises, Ltd.
127,000 5.875%,  9/15/2027
h
114,414
Volkswagen Group of America
Finance, LLC
170,000 4.350%,  6/8/2027
h
160,428
Wabash National Corporation
92,000 4.500%,  10/15/2028
h
76,130
Walmart, Inc.
198,000 4.500%,  9/9/2052 160,648
Wyndham Hotels & Resorts, Inc.
45,000 4.375%,  8/15/2028
h
39,715
Yum! Brands, Inc.
100,000 4.750%,  1/15/2030
h
89,021
ZF North America Capital, Inc.
53,000 7.125%,  4/14/2030
h
51,413
Total 10,838,223
Consumer Non-Cyclical (0.4%)
1375209 B.C., Ltd.
66,000 9.000%,  1/30/2028
h
63,980
Abbott Laboratories
219,000 4.750%,  11/30/2036 199,637
AbbVie, Inc.
100,000 2.950%,  11/21/2026 92,616
100,000 4.500%,  5/14/2035 87,360
317,000 4.300%,  5/14/2036 269,199
140,000 4.850%,  6/15/2044 117,087
275,000 4.875%,  11/14/2048 227,698
AdaptHealth, LLC
121,000 4.625%,  8/1/2029
h
90,448

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.3%) Value
Consumer Non-Cyclical (0.4%) - continued
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
$ 124,000 4.625%,  1/15/2027
h
$ 116,214
141,000 3.500%,  3/15/2029
h
120,217
Altria Group, Inc.
134,000 6.875%,  11/1/2033 132,838
Amgen, Inc.
150,000 4.200%,  2/22/2052 105,527
198,000 5.250%,  3/2/2030 190,079
198,000 5.600%,  3/2/2043 176,599
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
304,000 4.700%,  2/1/2036 267,532
Anheuser-Busch InBev Worldwide,
Inc.
375,000 4.375%,  4/15/2038 310,198
198,000 5.550%,  1/23/2049 179,629
Archer-Daniels-Midland Company
255,000 2.700%,  9/15/2051 143,358
AstraZeneca plc
360,000 3.000%,  5/28/2051
f
220,623
B&G Foods, Inc.
40,000 5.250%,  9/15/2027
f
32,920
88,000 8.000%,  9/15/2028
h
85,755
BAT Capital Corporation
66,000 7.750%,  10/19/2032 67,726
142,000 7.079%,  8/2/2043 129,457
Bausch & Lomb Escrow
Corporation
20,000 8.375%,  10/1/2028
h
19,865
Bausch Health Companies, Inc.
36,000 5.500%,  11/1/2025
h
31,050
134,000 4.875%,  6/1/2028
h
66,838
90,000 11.000%,  9/30/2028
h
54,900
Baxter International, Inc.
199,000 3.132%,  12/1/2051
f
109,354
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 68,004
225,000 3.700%,  6/6/2027 209,361
BellRing Brands, Inc.
55,000 7.000%,  3/15/2030
h
53,419
Bristol-Myers Squibb Company
327,000 3.550%,  3/15/2042 231,772
Cargill, Inc.
196,000 3.125%,  5/25/2051
h
118,558
Catalent Pharma Solutions, Inc.
66,000 3.125%,  2/15/2029
f,h
51,893
Central Garden & Pet Company
100,000 4.125%,  10/15/2030 81,560
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
h
8,870
Chobani, LLC/Chobani Finance
Corporation, Inc.
96,000 4.625%,  11/15/2028
h
82,999
CHS/Community Health Systems,
Inc.
72,000 5.625%,  3/15/2027
h
58,495
23,000 8.000%,  12/15/2027
h
19,508
98,000 6.000%,  1/15/2029
h
74,235
41,000 5.250%,  5/15/2030
h
29,116
Principal
Amount Long-Term Fixed Income (10.3%) Value
Consumer Non-Cyclical (0.4%) - continued
$ 42,000 4.750%,  2/15/2031
h
$ 28,150
Constellation Brands, Inc.
198,000 3.600%,  2/15/2028 181,096
180,000 2.875%,  5/1/2030 148,223
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
118,000 4.750%,  1/15/2029
h
104,457
66,000 6.625%,  7/15/2030
h
62,880
CVS Health Corporation
298,000 5.625%,  2/21/2053 252,533
149,000 5.125%,  2/21/2030 140,267
250,000 4.875%,  7/20/2035 215,859
Edgewell Personal Care Company
60,000 5.500%,  6/1/2028
h
54,760
Eli Lilly & Company
98,000 4.950%,  2/27/2063 83,466
Embecta Corporation
31,000 6.750%,  2/15/2030
h
25,699
Encompass Health Corporation
135,000 4.500%,  2/1/2028 121,707
Energizer Holdings, Inc.
85,000 4.750%,  6/15/2028
h
72,602
Fortrea Holdings, Inc.
52,000 7.500%,  7/1/2030
h
50,180
General Mills, Inc.
53,000 4.950%,  3/29/2033 48,134
Grifols SA
92,000 4.750%,  10/15/2028
h
77,280
HCA, Inc.
265,000 3.500%,  9/1/2030 219,326
HLF Financing SARL, LLC/
Herbalife International, Inc.
150,000 4.875%,  6/1/2029
h
102,375
Imperial Brands Finance plc
275,000 3.875%,  7/26/2029
h
239,860
Jazz Securities DAC
53,000 4.375%,  1/15/2029
h
46,092
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
135,000 6.750%,  3/15/2034
h
126,506
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
67,000 4.375%,  2/2/2052 40,918
142,000 5.500%,  1/15/2030 129,770
243,000 3.000%,  5/15/2032 176,727
Kenvue, Inc.
240,000 5.350%,  3/22/2026 239,149
Kimberly-Clark Corporation
230,000 3.900%,  5/4/2047 166,845
Kraft Heinz Foods Company
150,000 3.875%,  5/15/2027 140,619
40,000 5.200%,  7/15/2045 33,055
90,000 4.375%,  6/1/2046 65,849
Lamb Weston Holdings, Inc.
59,000 4.125%,  1/31/2030
h
50,051
Legacy LifePoint Health, LLC
40,000 4.375%,  2/15/2027
h
33,076

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.3%) Value
Consumer Non-Cyclical (0.4%) - continued
LifePoint Health, Inc.
$ 41,000 11.000%,  10/15/2030
h
$ 38,584
Mattel, Inc.
123,000 3.375%,  4/1/2026
h
113,612
166,000 5.450%,  11/1/2041 129,490
Medtronic, Inc.
200,000 4.375%,  3/15/2035 174,970
ModivCare Escrow Issuer, Inc.
33,000 5.000%,  10/1/2029
h
24,050
ModivCare, Inc.
27,000 5.875%,  11/15/2025
h
25,515
Mozart Debt Merger Sub, Inc.
74,000 3.875%,  4/1/2029
h
62,483
63,000 5.250%,  10/1/2029
f,h
53,627
Newell Brands, Inc.
230,000 5.200%,  4/1/2026 217,155
Organon & Company/Organon
Foreign Debt Co-Issuer BV
128,000 4.125%,  4/30/2028
h
110,561
54,000 5.125%,  4/30/2031
h
42,170
Owens & Minor, Inc.
89,000 6.625%,  4/1/2030
h
77,772
PepsiCo, Inc.
125,000 4.200%,  7/18/2052 96,437
Perrigo Finance Unlimited
Company
96,000 4.375%,  3/15/2026 90,122
Pfizer Investment Enterprises Pte,
Ltd.
297,000 5.300%,  5/19/2053 259,830
99,000 4.750%,  5/19/2033 90,981
132,000 5.110%,  5/19/2043 115,859
Philip Morris International, Inc.
198,000 4.875%,  2/13/2026 194,480
126,000 5.125%,  11/17/2027 122,820
133,000 5.500%,  9/7/2030 127,308
198,000 5.375%,  2/15/2033 182,932
Post Holdings, Inc.
77,000 4.500%,  9/15/2031
h
62,303
Primo Water Holdings, Inc.
99,000 4.375%,  4/30/2029
h
83,527
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
40,000 9.750%,  12/1/2026
h
37,399
Reynolds American, Inc.
257,000 5.700%,  8/15/2035 220,192
Roche Holdings, Inc.
130,000 4.000%,  11/28/2044
h
99,820
Scotts Miracle-Gro Company
37,000 4.500%,  10/15/2029 29,230
SEG Holding, LLC
110,000 5.625%,  10/15/2028
h
110,190
Simmons Foods, Inc.
101,000 4.625%,  3/1/2029
h
82,044
Spectrum Brands, Inc.
70,000 5.000%,  10/1/2029
h
62,796
70,000 5.500%,  7/15/2030
h
62,475
44,000 3.875%,  3/15/2031
h
35,219
Star Parent, Inc.
68,000 9.000%,  10/1/2030
h
67,482
Principal
Amount Long-Term Fixed Income (10.3%) Value
Consumer Non-Cyclical (0.4%) - continued
Sysco Corporation
$ 200,000 6.600%,  4/1/2040 $ 197,076
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 118,604
Teleflex, Inc.
230,000 4.625%,  11/15/2027 210,450
Tenet Healthcare Corporation
245,000 5.125%,  11/1/2027 226,164
65,000 6.125%,  10/1/2028 60,288
79,000 6.750%,  5/15/2031
h
75,021
Teva Pharmaceutical Finance
Netherlands III BV
72,000 3.150%,  10/1/2026 63,391
TreeHouse Foods, Inc.
125,000 4.000%,  9/1/2028
f
101,688
Utah Acquisition Sub, Inc.
133,000 3.950%,  6/15/2026 124,580
Viterra Finance BV
167,000 3.200%,  4/21/2031
h
131,871
Wyeth, LLC
134,000 6.500%,  2/1/2034 138,318
Zoetis, Inc.
288,000 4.700%,  2/1/2043 236,481
Total 13,261,372
Energy (0.3%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
51,000 5.375%,  6/15/2029
h
46,310
Antero Resources Corporation
35,000 5.375%,  3/1/2030
h
31,938
Archrock Partners, LP/Archrock
Partners Finance Corporation
85,000 6.250%,  4/1/2028
h
78,944
Baytex Energy Corporation
65,000 8.500%,  4/30/2030
h
64,379
BP Capital Markets America, Inc.
436,000 2.939%,  6/4/2051 250,679
Buckeye Partners, LP
105,000 3.950%,  12/1/2026 95,699
Callon Petroleum Company
61,000 7.500%,  6/15/2030
f,h
59,082
Canadian Natural Resources, Ltd.
215,000 2.950%,  7/15/2030 175,319
Cheniere Energy Partners, LP
528,000 4.500%,  10/1/2029 472,744
Chesapeake Energy Corporation
50,000 6.750%,  4/15/2029
h
48,923
Chord Energy Corporation
50,000 6.375%,  6/1/2026
h
49,087
Civitas Resources, Inc.
30,000 8.375%,  7/1/2028
h
30,185
24,000 8.625%,  11/1/2030
h
24,428
46,000 8.750%,  7/1/2031
h
46,426
CNX Resources Corporation
38,000 6.000%,  1/15/2029
h
34,844

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.3%) Value
Energy (0.3%) - continued
Columbia Pipelines Holding
Company, LLC
$ 140,000 6.042%,  8/15/2028
h
$ 137,570
Columbia Pipelines Operating
Company, LLC
35,000 5.927%,  8/15/2030
h
33,795
Comstock Resources, Inc.
65,000 5.875%,  1/15/2030
h
55,576
Continental Resources, Inc.
232,000 2.268%,  11/15/2026
h
205,584
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
73,000 5.500%,  6/15/2031
h
63,492
Crescent Energy Finance, LLC
72,000 9.250%,  2/15/2028
h
72,516
CrownRock, LP/CrownRock
Finance, Inc.
60,000 5.625%,  10/15/2025
h
59,014
Diamond Foreign Asset Company/
Diamond Finance, LLC
27,000 8.500%,  10/1/2030
h
26,317
Diamondback Energy, Inc.
134,000 3.125%,  3/24/2031 109,709
DT Midstream, Inc.
55,000 4.125%,  6/15/2029
h
47,290
40,000 4.375%,  6/15/2031
h
33,218
Enbridge, Inc.
86,000 2.500%,  2/14/2025 82,252
Enerflex, Ltd.
54,000 9.000%,  10/15/2027
h
49,140
Energy Transfer, LP
177,000 4.000%,  10/1/2027 162,965
90,000 4.900%,  3/15/2035 76,420
125,000 5.150%,  2/1/2043 95,927
255,000 6.000%,  6/15/2048 216,814
EnLink Midstream Partners, LP
118,000 4.850%,  7/15/2026 110,922
Enterprise Products Operating,
LLC
200,000 3.300%,  2/15/2053 122,463
EQM Midstream Partners, LP
181,000 4.750%,  1/15/2031
h
152,402
EQT Corporation
111,000 6.125%,  2/1/2025 110,659
199,000 3.900%,  10/1/2027 183,098
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 197,130
Ferrellgas, LP/Ferrellgas Finance
Corporation
75,000 5.375%,  4/1/2026
h
70,199
Genesis Energy LP/Genesis
Energy Finance Corporation
109,000 8.875%,  4/15/2030 105,371
Halliburton Company
175,000 4.850%,  11/15/2035 153,976
133,000 5.000%,  11/15/2045 109,260
Harvest Midstream, LP
82,000 7.500%,  9/1/2028
h
77,699
Hess Midstream Operations, LP
66,000 5.625%,  2/15/2026
h
63,917
Principal
Amount Long-Term Fixed Income (10.3%) Value
Energy (0.3%) - continued
Hilcorp Energy I, LP/Hilcorp
Finance Company
$ 140,000 5.750%,  2/1/2029
h
$ 126,039
39,000 6.250%,  4/15/2032
h
34,059
Howard Midstream Energy
Partners, LLC
97,000 6.750%,  1/15/2027
h
91,675
ITT Holdings, LLC
70,000 6.500%,  8/1/2029
h
58,538
Laredo Petroleum, Inc.
113,000 7.750%,  7/31/2029
h
102,317
Magellan Midstream Partners, LP
67,000 5.000%,  3/1/2026 65,367
MEG Energy Corporation
86,000 5.875%,  2/1/2029
h
80,366
MPLX, LP
170,000 4.875%,  6/1/2025 166,654
265,000 4.950%,  9/1/2032 235,256
49,000 5.000%,  3/1/2033 43,391
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 48,080
Nabors Industries, Ltd.
100,000 7.250%,  1/15/2026
h
93,947
National Fuel Gas Company
242,000 5.500%,  1/15/2026 237,353
New Fortress Energy, Inc.
40,000 6.750%,  9/15/2025
h
37,109
Noble Finance II, LLC
65,000 8.000%,  4/15/2030
h
64,960
Northern Oil and Gas, Inc.
66,000 8.750%,  6/15/2031
h
65,667
Northriver Midstream Finance, LP
32,000 5.625%,  2/15/2026
h
30,240
NuStar Logistics, LP
60,000 5.750%,  10/1/2025 58,067
Occidental Petroleum Corporation
349,000 7.875%,  9/15/2031 373,657
Ovintiv, Inc.
230,000 5.375%,  1/1/2026 226,030
134,000 6.250%,  7/15/2033 127,377
PBF Holding Company, LLC/PBF
Finance Corporation
54,000 6.000%,  2/15/2028 49,642
Permian Resources Operating,
LLC
61,000 7.000%,  1/15/2032
h
59,133
Phillips 66 Company
150,000 4.950%,  12/1/2027 145,728
Precision Drilling Corporation
65,000 6.875%,  1/15/2029
h
60,184
Range Resources Corporation
53,000 4.750%,  2/15/2030
h
47,072
Rockcliff Energy II, LLC
70,000 5.500%,  10/15/2029
h
63,181
Rockies Express Pipeline, LLC
52,000 4.950%,  7/15/2029
h
45,829
SM Energy Company
16,000 6.625%,  1/15/2027 15,548
65,000 6.500%,  7/15/2028 62,577

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.3%) Value
Energy (0.3%) - continued
Southwestern Energy Company
$ 73,000 5.375%,  3/15/2030 $ 66,959
46,000 4.750%,  2/1/2032 39,559
Suncor Energy, Inc.
239,000 7.150%,  2/1/2032 246,604
Sunoco, LP/Sunoco Finance
Corporation
140,000 5.875%,  3/15/2028 132,439
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
122,000 5.500%,  1/15/2028
h
106,878
Targa Resources Corporation
232,000 4.200%,  2/1/2033 192,296
Teine Energy, Ltd.
85,000 6.875%,  4/15/2029
h
78,731
Transocean, Inc.
85,000 11.500%,  1/30/2027
h
88,454
81,700 8.750%,  2/15/2030
h
81,459
USA Compression Partners, LP/
USA Compression Finance
Corporation
88,000 6.875%,  4/1/2026 85,457
Valaris, Ltd.
66,000 8.375%,  4/30/2030
h
64,763
Venture Global Calcasieu Pass,
LLC
79,000 3.875%,  8/15/2029
h
65,742
90,000 6.250%,  1/15/2030
h
84,902
45,000 4.125%,  8/15/2031
h
36,180
Venture Global LNG, Inc.
134,000 8.375%,  6/1/2031
h
127,870
66,000 9.875%,  2/1/2032
h
66,923
Weatherford International, Ltd.
61,000 8.625%,  4/30/2030
h
61,639
Western Midstream Operating, LP
133,000 6.350%,  1/15/2029 132,285
66,000 6.150%,  4/1/2033 62,421
Williams Companies, Inc.
132,000 5.300%,  8/15/2052 107,318
250,000 7.500%,  1/15/2031 259,515
Total 9,597,119
Financials (0.9%)
Acrisure, LLC/Acrisure Finance,
Inc.
23,000 6.000%,  8/1/2029
h
18,553
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
155,000 3.500%,  1/15/2025 149,462
150,000 6.100%,  1/15/2027 147,540
200,000 3.875%,  1/23/2028 179,618
160,000 3.400%,  10/29/2033 119,648
Air Lease Corporation
334,000 3.000%,  2/1/2030 271,287
Aircastle, Ltd.
200,000 5.250%,  8/11/2025
h
194,709
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
40,000 6.750%,  10/15/2027
h
36,530
Ally Financial, Inc.
260,000 5.750%,  11/20/2025 248,369
Principal
Amount Long-Term Fixed Income (10.3%) Value
Financials (0.9%) - continued
$ 260,000 8.000%,  11/1/2031 $ 253,771
17,000 6.700%,  2/14/2033 14,290
American Homes 4 Rent, LP
380,000 2.375%,  7/15/2031 282,471
American International Group, Inc.
273,000 5.125%,  3/27/2033 248,255
AmWINS Group, Inc.
80,000 4.875%,  6/30/2029
h
68,483
Aon Corporation/Aon Global
Holdings plc
66,000 5.350%,  2/28/2033 61,511
Ares Capital Corporation
114,000 3.250%,  7/15/2025 106,903
225,000 3.875%,  1/15/2026 210,420
107,000 2.150%,  7/15/2026 93,977
Arthur J. Gallagher & Company
33,000 6.750%,  2/15/2054 32,426
Associated Banc-Corp
75,000 4.250%,  1/15/2025 71,895
Australia & New Zealand Banking
Group, Ltd.
250,000 2.950%,  7/22/2030
b,h
232,299
Avolon Holdings Funding, Ltd.
116,000 5.250%,  5/15/2024
h
114,909
25,000 4.250%,  4/15/2026
h
23,334
Banco Santander Mexico SA
125,000 5.375%,  4/17/2025
h
122,724
Banco Santander SA
200,000 4.175%,  3/24/2028
b
183,135
Bank of America Corporation
238,000 5.080%,  1/20/2027
b
231,685
180,000 1.734%,  7/22/2027
b
158,852
285,000 3.824%,  1/20/2028
b
263,017
116,000 5.202%,  4/25/2029
b
110,289
180,000 2.087%,  6/14/2029
b
148,616
125,000 3.974%,  2/7/2030
b
110,547
300,000 2.496%,  2/13/2031
b
236,460
400,000 1.922%,  10/24/2031
b
294,973
200,000 2.972%,  2/4/2033
b
153,287
398,000 4.571%,  4/27/2033
b
343,239
200,000 5.872%,  9/15/2034
b
188,335
265,000 3.846%,  3/8/2037
b
209,055
Bank of New York Mellon
Corporation
134,000 6.317%,  10/25/2029
b
135,037
Bank of Nova Scotia
65,000 4.850%,  2/1/2030 59,771
Barclays plc
200,000 6.496%,  9/13/2027
b
198,126
280,000 4.972%,  5/16/2029
b
257,753
200,000 5.746%,  8/9/2033
b
179,493
Berkshire Hathaway Finance
Corporation
265,000 2.850%,  10/15/2050 152,235
Blackstone Private Credit Fund
213,000 2.700%,  1/15/2025 202,137
Blue Owl Capital Corporation
90,000 4.250%,  1/15/2026 83,887
Blue Owl Credit Income
Corporation
166,000 4.700%,  2/8/2027 150,593

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.3%) Value
Financials (0.9%) - continued
Blue Owl Technology Finance
Corporation
$ 90,000 4.750%,  12/15/2025
h
$ 83,381
BNP Paribas SA
333,000 3.132%,  1/20/2033
b,h
254,146
BPCE SA
350,000 3.500%,  10/23/2027
h
312,365
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
23,000 4.500%,  4/1/2027
h
19,187
Burford Capital Global Finance,
LLC
81,000 9.250%,  7/1/2031
h
79,947
Camden Property Trust
275,000 3.150%,  7/1/2029 239,234
Canadian Imperial Bank of
Commerce
199,000 5.001%,  4/28/2028 189,463
Capital One Financial Corporation
275,000 4.200%,  10/29/2025 260,770
175,000 2.636%,  3/3/2026
b
164,131
Castlelake Aviation Finance DAC
35,000 5.000%,  4/15/2027
h
30,880
Centene Corporation
340,000 2.625%,  8/1/2031 255,340
Charles Schwab Corporation
325,000 2.450%,  3/3/2027 286,536
136,000 6.136%,  8/24/2034
b
127,378
Chubb INA Holdings, Inc.
125,000 4.350%,  11/3/2045 97,557
Citigroup, Inc.
254,000 0.981%,  5/1/2025
b
246,548
335,000 4.400%,  6/10/2025 324,216
168,000 3.200%,  10/21/2026 154,873
326,000 3.668%,  7/24/2028
b
295,331
126,000 4.125%,  7/25/2028 113,102
50,000 3.520%,  10/27/2028
b
44,944
281,000 4.910%,  5/24/2033
b
249,031
169,000 6.174%,  5/25/2034
b
157,091
Cooperatieve Rabobank UA
265,000 5.564%,  2/28/2029
b,h
255,417
Corebridge Financial, Inc.
100,000 4.350%,  4/5/2042 72,506
Credit Acceptance Corporation
150,000 5.125%,  12/31/2024
h
145,021
Credit Agricole SA
238,000 6.875%,  9/23/2024
b,h,l
231,141
Credit Suisse Group AG
225,000 7.250%,  9/12/2025
b,h,l,m
23,625
Danske Bank AS
200,000 0.976%,  9/10/2025
b,h
190,490
Deutsche Bank AG/New York, NY
300,000 3.729%,  1/14/2032
b
217,211
Discover Bank
290,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
261,000
Drawbridge Special Opportunities
Fund, LP
120,000 3.875%,  2/15/2026
h
105,870
Principal
Amount Long-Term Fixed Income (10.3%) Value
Financials (0.9%) - continued
Elevance Health, Inc.
$ 110,000 3.125%,  5/15/2050 $ 65,181
179,000 4.625%,  5/15/2042 143,523
Enact Holdings, Inc.
50,000 6.500%,  8/15/2025
h
49,113
EPR Properties
130,000 4.950%,  4/15/2028 113,280
Fifth Third Bancorp
104,000 6.339%,  7/27/2029
b
100,734
First Horizon Bank
90,000 5.750%,  5/1/2030 76,172
First Horizon National Corporation
255,000 4.000%,  5/26/2025 237,201
First-Citizens Bank & Trust
Company
117,000 6.125%,  3/9/2028 113,445
Five Corners Funding Trust IV
132,000 5.997%,  2/15/2053
h
118,853
Fortress Transportation and
Infrastructure Investors, LLC
73,000 6.500%,  10/1/2025
h
72,278
33,000 9.750%,  8/1/2027
h
33,949
8,000 5.500%,  5/1/2028
h
7,274
Freedom Mortgage Corporation
33,000 7.625%,  5/1/2026
h
30,369
27,000 12.000%,  10/1/2028
h
27,086
FS KKR Capital Corporation
154,000 4.250%,  2/14/2025
h
147,794
250,000 3.400%,  1/15/2026 228,697
GGAM Finance, Ltd.
66,000 7.750%,  5/15/2026
h
65,473
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
126,000 3.750%,  12/15/2027
h
95,394
Goldman Sachs Group, Inc.
203,000 1.948%,  10/21/2027
b
178,034
201,000 6.484%,  10/24/2029
b
200,953
80,000 1.992%,  1/27/2032
b
58,689
598,000 3.102%,  2/24/2033
b
464,881
Healthpeak OP, LLC
53,000 3.400%,  2/1/2025 51,212
HSBC Holdings plc
116,000 1.162%,  11/22/2024
b
115,652
525,000 3.803%,  3/11/2025
b
519,499
225,000 2.999%,  3/10/2026
b
214,551
200,000 3.900%,  5/25/2026 188,710
200,000 5.402%,  8/11/2033
b
179,835
HUB International, Ltd.
124,000 5.625%,  12/1/2029
f,h
106,791
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
68,000 6.375%,  12/15/2025 63,971
75,000 5.250%,  5/15/2027 64,219
Intercontinental Exchange, Inc.
100,000 4.950%,  6/15/2052 81,754
Invitation Homes Operating
Partnership, LP
167,000 2.000%,  8/15/2031 120,245
J.P. Morgan Chase & Company
230,000 1.040%,  2/4/2027
b
204,521
276,000 1.578%,  4/22/2027
b
246,229

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.3%) Value
Financials (0.9%) - continued
$ 210,000 2.947%,  2/24/2028
b
$ 189,023
375,000 4.203%,  7/23/2029
b
343,914
250,000 2.522%,  4/22/2031
b
198,834
300,000 1.953%,  2/4/2032
b
222,869
265,000 4.586%,  4/26/2033
b
232,914
198,000 4.912%,  7/25/2033
b
177,850
195,000 3.882%,  7/24/2038
b
149,200
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
27,000 5.000%,  8/15/2028
h
21,548
KeyBank NA/Cleveland, OH
119,000 5.000%,  1/26/2033 95,807
KeyCorp
95,000 3.878%,  5/23/2025
b
90,941
Kimco Realty OP, LLC
206,000 3.300%,  2/1/2025 198,506
Lloyds Banking Group plc
200,000 5.871%,  3/6/2029
b
193,677
LPL Holdings, Inc.
120,000 4.000%,  3/15/2029
h
103,184
Macquarie Group, Ltd.
214,000 1.201%,  10/14/2025
b,h
203,576
Manufacturers & Traders Trust
Company
198,000 4.700%,  1/27/2028 179,423
Marsh & McLennan Companies,
Inc.
50,000 5.450%,  3/15/2053 44,051
136,000 5.400%,  9/15/2033 129,267
Massachusetts Mutual Life
Insurance Company
325,000 3.200%,  12/1/2061
*
170,931
Mitsubishi UFJ Financial Group,
Inc.
200,000 0.962%,  10/11/2025
b
189,881
200,000 5.422%,  2/22/2029
b
193,675
250,000 2.048%,  7/17/2030 190,506
Molina Healthcare, Inc.
69,000 4.375%,  6/15/2028
h
61,411
Morgan Stanley
50,000 2.630%,  2/18/2026
b
47,605
180,000 2.188%,  4/28/2026
b
169,307
210,000 4.350%,  9/8/2026 198,682
273,000 5.050%,  1/28/2027
b
266,618
276,000 3.591%,  7/22/2028
b
250,308
132,000 5.164%,  4/20/2029
b
125,588
290,000 3.622%,  4/1/2031
b
245,536
132,000 5.250%,  4/21/2034
b
118,933
232,000 5.297%,  4/20/2037
b
201,205
MPT Operating Partnership, LP/
MPT Finance Corporation
80,000 4.625%,  8/1/2029 55,387
Nasdaq, Inc.
225,000 3.250%,  4/28/2050 131,883
Nationstar Mortgage Holdings,
Inc.
66,000 6.000%,  1/15/2027
h
61,348
NatWest Group plc
200,000 4.445%,  5/8/2030
b
177,282
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
74,000 4.500%,  9/30/2028
h
55,407
Principal
Amount Long-Term Fixed Income (10.3%) Value
Financials (0.9%) - continued
New York Life Global Funding
$ 196,000 4.550%,  1/28/2033
h
$ 175,116
NFP Corporation
40,000 6.875%,  8/15/2028
h
34,156
NNN REIT, Inc.
203,000 5.600%,  10/15/2033 187,111
Office Properties Income Trust
29,000 2.650%,  6/15/2026 19,067
Omega Healthcare Investors, Inc.
299,000 3.625%,  10/1/2029 243,588
225,000 3.375%,  2/1/2031 172,978
OneMain Finance Corporation
100,000 6.875%,  3/15/2025 98,659
152,000 3.875%,  9/15/2028 120,179
Park Intermediate Holdings, LLC
106,000 4.875%,  5/15/2029
h
88,467
Pine Street Trust I
198,000 4.572%,  2/15/2029
h
176,004
PNC Financial Services Group,
Inc.
204,000 5.812%,  6/12/2026
b
201,295
67,000 6.615%,  10/20/2027
b
67,166
265,000 4.626%,  6/6/2033
b
221,092
PRA Group, Inc.
65,000 7.375%,  9/1/2025
h
60,775
54,000 8.375%,  2/1/2028
h
44,483
Principal Life Global Funding II
176,000 1.250%,  8/16/2026
h
154,536
Prologis, LP
132,000 2.875%,  11/15/2029 111,169
Prudential Financial, Inc.
252,000 5.125%,  3/1/2052
b
214,261
Radian Group, Inc.
85,000 4.875%,  3/15/2027 78,885
Regency Centers, LP
196,000 4.125%,  3/15/2028 179,425
RLJ Lodging Trust, LP
33,000 3.750%,  7/1/2026
h
29,699
71,000 4.000%,  9/15/2029
h
57,865
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
120,000 3.625%,  3/1/2029
f,h
97,523
Royal Bank of Canada
204,000 5.200%,  7/20/2026 200,674
166,000 5.000%,  5/2/2033 149,473
Santander Holdings USA, Inc.
66,000 6.499%,  3/9/2029
b
63,834
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
b
313,769
Service Properties Trust
38,000 4.650%,  3/15/2024 37,546
21,000 4.350%,  10/1/2024 20,130
55,000 7.500%,  9/15/2025 53,436
90,000 5.500%,  12/15/2027 75,983
Simon Property Group, LP
217,000 3.800%,  7/15/2050 137,927
SLM Corporation
40,000 4.200%,  10/29/2025 37,200
Societe Generale SA
138,000 4.750%,  11/24/2025
h
131,182

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.3%) Value
Financials (0.9%) - continued
Spirit Realty, LP
$ 262,000 2.100%,  3/15/2028 $ 218,382
Sumitomo Mitsui Financial Group,
Inc.
126,000 3.010%,  10/19/2026 115,646
200,000 5.710%,  1/13/2030 192,667
125,000 1.710%,  1/12/2031 90,799
Synchrony Financial
16,000 7.250%,  2/2/2033 13,568
Synovus Bank
250,000 5.625%,  2/15/2028 222,034
Toronto-Dominion Bank
198,000 5.156%,  1/10/2028 190,888
172,000 5.523%,  7/17/2028 167,689
Truist Financial Corporation
134,000 6.047%,  6/8/2027
b
131,255
94,000 5.125%,  12/15/2027
b,l
65,382
157,000 5.122%,  1/26/2034
b
134,709
U.S. Bancorp
132,000 5.727%,  10/21/2026
b
130,106
204,000 5.775%,  6/12/2029
b
196,159
52,000 5.836%,  6/12/2034
b
47,896
UBS Group AG
350,000 2.193%,  6/5/2026
b,h
325,813
200,000 6.246%,  9/22/2029
b,h
195,953
164,000 3.091%,  5/14/2032
b,h
126,141
UDR, Inc.
275,000 2.100%,  8/1/2032 194,120
United Wholesale Mortgage, LLC
21,000 5.500%,  11/15/2025
h
19,960
53,000 5.500%,  4/15/2029
h
44,388
UnitedHealth Group, Inc.
132,000 5.875%,  2/15/2053 124,833
198,000 4.750%,  5/15/2052 158,497
275,000 4.625%,  7/15/2035 244,478
USI, Inc./NY
27,000 6.875%,  5/1/2025
h
26,753
Wells Fargo & Company
121,000 3.000%,  4/22/2026 112,425
168,000 3.000%,  10/23/2026 153,898
199,000 3.526%,  3/24/2028
b
181,443
294,000 2.393%,  6/2/2028
b
256,270
139,000 5.574%,  7/25/2029
b
134,035
109,000 5.389%,  4/24/2034
b
98,673
323,000 4.900%,  11/17/2045 245,663
Willis North America, Inc.
265,000 4.650%,  6/15/2027 252,215
XHR, LP
33,000 6.375%,  8/15/2025
h
32,010
36,000 4.875%,  6/1/2029
h
30,458
Total 32,243,136
Foreign Government (<0.1%)
NBN Company, Ltd.
200,000 2.625%,  5/5/2031
h
158,099
Total 158,099
Principal
Amount Long-Term Fixed Income (10.3%) Value
Mortgage-Backed Securities (3.0%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 1,052,210 2.000%,  5/1/2051 $ 779,663
3,503,694 2.500%,  5/1/2051 2,703,480
1,618,823 3.500%,  5/1/2052 1,350,051
2,375,062 4.000%,  5/1/2052 2,070,751
3,623,818 3.500%,  6/1/2052 3,024,423
1,038,385 5.000%,  7/1/2053 960,903
494,331 5.500%,  7/1/2053 470,066
1,363,750 3.500%,  8/1/2052 1,145,010
1,185,819 5.000%,  8/1/2053 1,099,541
3,594,935 5.500%,  9/1/2053 3,416,924
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,221,385 2.500%,  7/1/2030 1,129,074
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,400,143 3.000%,  12/1/2036 1,212,106
1,196,480 3.000%,  8/1/2038 1,043,192
1,779,353 3.500%,  5/1/2040 1,536,181
2,097,249 2.500%,  4/1/2042 1,686,146
530,025 2.000%,  5/1/2042 420,191
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,149,796 3.000%,  1/1/2052 3,349,579
719,306 2.000%,  2/1/2051 533,581
478,113 2.000%,  2/1/2051 354,077
2,608,733 2.500%,  2/1/2051 2,017,117
2,285,146 2.500%,  2/1/2051 1,771,571
7,920,814 2.000%,  3/1/2051 5,863,014
1,010,081 2.000%,  3/1/2051 746,643
2,932,758 4.000%,  3/1/2051 2,586,188
4,288,395 3.000%,  3/1/2052 3,443,973
5,194,633 2.000%,  4/1/2051 3,843,640
2,562,437 3.000%,  4/1/2051 2,059,279
2,668,906 3.000%,  5/1/2050 2,163,097
873,043 2.000%,  5/1/2051 644,615
2,486,951 3.000%,  5/1/2051 2,030,618
1,639,630 3.000%,  6/1/2050 1,343,823
795,867 5.000%,  6/1/2053 736,975
3,951,438 2.500%,  7/1/2051 3,049,602
1,087,630 3.500%,  7/1/2051 924,463
1,373,428 3.500%,  8/1/2050 1,169,004
4,194,415 4.500%,  8/1/2052
e
3,769,653
1,543,700 5.000%,  8/1/2053 1,429,470
1,396,810 3.500%,  9/1/2052 1,170,682
1,299,562 5.000%,  9/1/2052 1,199,141
2,094,691 4.500%,  9/1/2053 1,872,727
1,285,745 4.500%,  9/1/2053 1,153,131
3,981,712 4.000%,  10/1/2052 3,452,583
857,026 2.000%,  11/1/2051 633,222
800,000 2.000%,  11/1/2053
e
587,375
3,527,508 2.000%,  12/1/2050 2,613,227
5,540,349 2.500%,  12/1/2051 4,283,999
2,461,707 4.500%,  12/1/2052 2,213,422
3,400,000 5.500%,  11/1/2040
e
3,224,687
4,400,000 6.000%,  11/1/2041
e
4,281,353
2,800,000 4.000%,  11/1/2048
e
2,418,500
1,375,000 4.500%,  11/1/2048
e
1,227,703
6,125,000 5.000%,  11/1/2048
e
5,646,484

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.3%) Value
Mortgage-Backed Securities (3.0%) - continued
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
$ 4,465,581 2.500%,  3/1/2062 $ 3,308,975
985,202 3.500%,  7/1/2061 810,983
2,041,073 4.000%,  12/1/2061 1,763,838
Total 109,739,716
Technology (0.2%)
Advanced Micro Devices, Inc.
132,000 4.393%,  6/1/2052 101,682
Analog Devices, Inc.
425,000 2.950%,  10/1/2051 249,004
Apple, Inc.
232,000 2.650%,  2/8/2051 133,221
437,000 3.750%,  9/12/2047 318,783
AthenaHealth Group, Inc.
93,000 6.500%,  2/15/2030
h
76,004
Broadcom, Inc.
76,000 3.469%,  4/15/2034
h
57,907
266,000 3.137%,  11/15/2035
h
187,636
220,000 3.187%,  11/15/2036
h
152,363
180,000 4.926%,  5/15/2037
h
150,016
Cloud Software Group, Inc.
74,000 6.500%,  3/31/2029
h
64,968
26,000 9.000%,  9/30/2029
h
22,141
CommScope, Inc.
60,000 7.125%,  7/1/2028
h
22,500
Dell International, LLC/EMC
Corporation
201,000 6.020%,  6/15/2026 201,257
Fiserv, Inc.
250,000 2.250%,  6/1/2027 220,911
137,000 2.650%,  6/1/2030 110,402
116,000 5.600%,  3/2/2033 109,154
Gartner, Inc.
85,000 3.625%,  6/15/2029
h
71,779
165,000 3.750%,  10/1/2030
h
136,569
Global Payments, Inc.
198,000 5.300%,  8/15/2029 185,978
II-VI, Inc.
32,000 5.000%,  12/15/2029
h
27,154
Iron Mountain, Inc.
75,000 4.875%,  9/15/2027
h
68,560
101,000 4.875%,  9/15/2029
h
87,977
90,000 5.250%,  7/15/2030
h
78,127
96,000 4.500%,  2/15/2031
h
78,526
KLA Corporation
199,000 3.300%,  3/1/2050 125,413
Marvell Technology, Inc.
33,000 5.950%,  9/15/2033 31,344
Mastercard, Inc.
160,000 3.950%,  2/26/2048 120,809
Microsoft Corporation
95,000 3.041%,  3/17/2062 56,411
200,000 3.700%,  8/8/2046 148,916
NCR Voyix Corporation
100,000 5.125%,  4/15/2029
h
85,992
NXP BV/NXP Funding, LLC
75,000 5.550%,  12/1/2028 72,378
Principal
Amount Long-Term Fixed Income (10.3%) Value
Technology (0.2%) - continued
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
$ 84,000 4.300%,  6/18/2029 $ 75,796
180,000 3.250%,  5/11/2041 115,517
Open Text Corporation
72,000 3.875%,  12/1/2029
h
58,880
105,000 4.125%,  2/15/2030
h
87,003
Oracle Corporation
132,000 6.900%,  11/9/2052 130,073
330,000 6.150%,  11/9/2029 331,193
250,000 3.850%,  7/15/2036 190,674
380,000 4.000%,  7/15/2046 255,313
PTC, Inc.
88,000 3.625%,  2/15/2025
h
84,829
40,000 4.000%,  2/15/2028
h
35,467
Rackspace Technology Global,
Inc.
90,000 5.375%,  12/1/2028
h
26,318
RingCentral, Inc.
67,000 8.500%,  8/15/2030
h
63,650
Roper Technologies, Inc.
173,000 1.750%,  2/15/2031 127,816
S&P Global, Inc.
33,000 5.250%,  9/15/2033
h
31,135
Seagate HDD Cayman
39,000 8.500%,  7/15/2031
h
39,685
77,685 9.625%,  12/1/2032
h
82,813
Sensata Technologies, Inc.
77,000 3.750%,  2/15/2031
h
61,627
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
30,000 4.625%,  11/1/2026
h
27,713
SS&C Technologies, Inc.
232,000 5.500%,  9/30/2027
h
217,679
Texas Instruments, Inc.
133,000 5.050%,  5/18/2063 110,748
Viavi Solutions, Inc.
66,000 3.750%,  10/1/2029
h
51,373
Visa, Inc.
225,000 2.700%,  4/15/2040 150,517
VMware, Inc.
121,000 4.650%,  5/15/2027 115,902
180,000 2.200%,  8/15/2031 133,068
Total 6,158,671
Transportation (0.1%)
American Airlines Group, Inc.
23,000 3.750%,  3/1/2025
h
21,459
American Airlines, Inc.
175,000 11.750%,  7/15/2025
h
185,412
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
152,500 5.500%,  4/20/2026
h
148,298
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
43,000 5.375%,  3/1/2029
h
36,830
Burlington Northern Santa Fe, LLC
199,000 2.875%,  6/15/2052 113,565
140,000 5.750%,  5/1/2040 133,452
100,000 4.450%,  3/15/2043 79,171

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.3%) Value
Transportation (0.1%) - continued
Canadian Pacific Railway
Company
$ 132,000 4.700%,  5/1/2048 $ 102,907
CSX Corporation
170,000 3.800%,  4/15/2050 114,978
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
284,000 4.750%,  10/20/2028
h
266,955
ERAC USA Finance, LLC
132,000 5.400%,  5/1/2053
h
114,068
Hawaiian Brand Intellectual
Property, Ltd.
135,000 5.750%,  1/20/2026
h
99,747
Hertz Corporation
87,000 4.625%,  12/1/2026
h
72,873
104,000 5.000%,  12/1/2029
h
74,662
Mileage Plus Holdings, LLC
249,000 6.500%,  6/20/2027
h
245,982
Norfolk Southern Corporation
463,000 4.450%,  3/1/2033 410,777
Penske Truck Leasing Company,
LP/PTL Finance Corporation
201,000 5.750%,  5/24/2026
h
197,719
Rand Parent, LLC
69,000 8.500%,  2/15/2030
h
63,011
RXO, Inc.
80,000 7.500%,  11/15/2027
h
79,978
Southwest Airlines Company
206,000 2.625%,  2/10/2030 166,382
Spirit Loyalty Cayman, Ltd.
40,000 8.000%,  9/20/2025
h
29,500
Union Pacific Corporation
265,000 2.973%,  9/16/2062 139,755
United Airlines, Inc.
74,000 4.375%,  4/15/2026
h
68,643
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
20,000 7.875%,  5/1/2027
f,h
15,382
87,000 6.375%,  2/1/2030
h
58,020
Total 3,039,526
U.S. Government & Agencies (3.4%)
U.S. Treasury Bonds
848,000 3.625%,  5/15/2053 661,042
275,000 3.000%,  8/15/2052 188,633
400,000 1.625%,  11/15/2050 195,922
1,510,000 5.250%,  11/15/2028 1,534,950
1,175,000 4.375%,  5/15/2040 1,067,047
6,780,000 3.000%,  5/15/2042 4,964,496
12,618,000 2.500%,  5/15/2046 7,997,150
10,050,000 2.875%,  5/15/2049 6,744,885
U.S. Treasury Notes
2,260,000 3.000%,  6/30/2024 2,222,922
1,585,000 2.125%,  7/31/2024 1,545,994
2,490,000 2.250%,  11/15/2024 2,410,145
4,360,000 2.125%,  11/30/2024 4,209,784
700,000 1.375%,  1/31/2025 666,832
9,100,000 3.875%,  3/31/2025 8,930,086
17,550,000 2.875%,  5/31/2025 16,937,807
250,000 0.250%,  8/31/2025 228,916
5,715,000 2.625%,  1/31/2026 5,426,794
3,990,000 0.500%,  2/28/2026 3,599,728
Principal
Amount Long-Term Fixed Income (10.3%) Value
U.S. Government & Agencies (3.4%) -
continued
$ 20,870,000 2.500%,  2/28/2026 $ 19,738,455
5,000,000 0.500%,  4/30/2027 4,301,758
4,485,000 2.250%,  11/15/2027 4,056,998
5,600,000 3.875%,  12/31/2027 5,393,063
5,100,000 3.500%,  1/31/2028 4,835,637
3,000,000 3.625%,  3/31/2028 2,855,273
7,300,000 2.875%,  5/15/2028 6,714,004
4,680,000 1.375%,  11/15/2031 3,591,900
1,175,000 4.125%,  11/15/2032 1,106,978
Total 122,127,199
Utilities (0.2%)
AES Corporation
265,000 3.950%,  7/15/2030
h
221,481
Ameren Illinois Company
150,000 4.500%,  3/15/2049 117,289
American Electric Power
Company, Inc.
116,000 5.625%,  3/1/2033 108,880
Appalachian Power Company
92,000 3.300%,  6/1/2027 84,029
Atmos Energy Corporation
100,000 5.900%,  11/15/2033 98,532
Berkshire Hathaway Energy
Company
155,000 4.500%,  2/1/2045 119,182
Calpine Corporation
75,000 4.500%,  2/15/2028
h
67,627
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 188,241
CenterPoint Energy, Inc.
73,000 4.250%,  11/1/2028 66,759
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 85,966
Consolidated Edison Company of
New York, Inc.
63,000 4.500%,  12/1/2045 47,681
175,000 4.125%,  5/15/2049 123,778
Constellation Energy Generation,
LLC
67,000 6.125%,  1/15/2034 64,763
Consumers Energy Company
221,000 4.350%,  4/15/2049 167,808
DTE Electric Company
95,000 3.700%,  3/15/2045 65,647
135,000 3.700%,  6/1/2046 92,146
Duke Energy Carolinas, LLC
250,000 3.700%,  12/1/2047 168,012
Duke Energy Indiana, LLC
170,000 3.750%,  5/15/2046 114,208
Edison International
187,000 5.750%,  6/15/2027 183,825
Eversource Energy
166,000 4.750%,  5/15/2026 161,402
Exelon Corporation
190,000 4.700%,  4/15/2050 143,258
376,000 4.450%,  4/15/2046 275,957
FirstEnergy Corporation
165,000 5.100%,  7/15/2047 136,822

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.3%) Value
Utilities (0.2%) - continued
Georgia Power Company
$ 113,000 4.950%,  5/17/2033 $ 103,142
ITC Holdings Corporation
84,000 5.300%,  7/1/2043 70,317
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
h
115,031
MidAmerican Energy Company
68,000 5.850%,  9/15/2054 63,675
National Rural Utilities Cooperative
Finance Corporation
83,000 3.700%,  3/15/2029 74,434
NextEra Energy Capital Holdings,
Inc.
141,000 5.749%,  9/1/2025 140,337
NextEra Energy Operating
Partners, LP
156,000 3.875%,  10/15/2026
h
141,838
NiSource Finance Corporation
245,000 5.650%,  2/1/2045 212,452
NRG Energy, Inc.
28,000 3.375%,  2/15/2029
h
22,789
198,000 4.450%,  6/15/2029
h
171,149
35,000 5.250%,  6/15/2029
h
30,879
Pacific Gas and Electric Company
135,000 3.300%,  12/1/2027 117,569
114,000 4.550%,  7/1/2030 98,668
PacifiCorp
134,000 5.500%,  5/15/2054 109,139
PG&E Corporation
86,000 5.000%,  7/1/2028
f
77,911
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 98,170
Public Service Company of
Colorado
199,000 4.500%,  6/1/2052 146,734
Public Service Enterprise Group,
Inc.
133,000 5.875%,  10/15/2028 131,620
San Diego Gas & Electric
Company
330,000 4.150%,  5/15/2048 238,264
Southern California Edison
Company
185,000 4.000%,  4/1/2047 126,630
Southern Company
265,000 5.113%,  8/1/2027 255,600
Southern Company Gas Capital
Corporation
155,000 4.400%,  5/30/2047 111,648
Southwestern Electric Power
Company
105,000 3.900%,  4/1/2045 69,451
Talen Energy Supply, LLC
64,000 8.625%,  6/1/2030
h
65,031
TerraForm Power Operating, LLC
125,000 5.000%,  1/31/2028
h
114,515
Virginia Electric and Power
Company
191,000 4.600%,  12/1/2048 145,966
Vistra Operations Company, LLC
185,000 5.125%,  5/13/2025
h
180,772
Principal
Amount Long-Term Fixed Income (10.3%) Value
Utilities (0.2%) - continued
$ 153,000 5.000%,  7/31/2027
h
$ 139,962
Xcel Energy, Inc.
149,000 4.600%,  6/1/2032 131,716
Total 6,408,702
Total Long-Term Fixed Income
(cost $420,167,925) 370,482,355
Shares Private Equity Funds ( 0.2% ) Value
Secondary (0.2%)
1 LCP X (Offshore), LP
c*
8,405,282
Total 8,405,282
Total Private Equity Funds
(cost $5,700,000) 8,405,282
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
4,765,229 Thrivent Cash Management Trust 4,765,229
Total Collateral Held for
Securities Loaned
(cost $4,765,229) 4,765,229
Shares or
Principal
Amount Short-Term Investments ( 14.8% ) Value
Federal Home Loan Bank Discount
Notes
400,000 5.275%, 11/10/2023
n,o
399,487
3,800,000 5.280%, 11/15/2023
n,o
3,792,418
300,000 5.298%, 11/17/2023
n,o
299,316
4,500,000 5.300%, 12/6/2023
n,o
4,477,463
2,600,000 5.315%, 12/13/2023
n,o
2,584,382
9,900,000 5.315%, 12/15/2023
n,o
9,837,708
6,100,000 5.321%, 1/16/2024
n,o
6,033,675
2,500,000 5.332%, 1/17/2024
n,o
2,472,462
2,700,000 5.348%, 1/31/2024
n,o
2,664,886
Thrivent Core Short-Term Reserve
Fund
49,872,365 5.690% 498,723,645
U.S. Treasury Bills
500,000 5.312%, 1/9/2024
n,p
494,938
Total Short-Term Investments
(cost $531,637,921) 531,780,380
Total Investments (cost
$3,321,024,768) 100.6% $3,620,219,943
Other Assets and Liabilities, Net
(0.6%) (21,315,459)
Total Net Assets 100.0% $3,598,904,484
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2023, the value of these investments was $52,499,408 or
1.5% of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2023.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m Defaulted security.  Interest is not being accrued.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p At October 31, 2023, $148,481 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Fund as of October 31,
2023 was $8,576,213 or 0.24% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of October
31, 2023.
Security
Acquisition
Date Cost
LCP X (Offshore), LP  10/25/2023 $ 5,700,000
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 322,455
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of October 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 1,692,732
Common Stock 2,959,997
Total lending $4,652,729
Gross amount payable upon return of
collateral for securities loaned $4,765,229
Net amounts due to counterparty $112,500
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $525,842,266
Gross unrealized depreciation (250,781,161)
Net unrealized appreciation (depreciation) $275,061,105
Cost for federal income tax purposes $3,331,857,313

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 470,090 – 382,712 87,378
Capital Goods 2,565,393 – 2,405,145 160,248
Communications Services 3,288,523 – 3,288,523 –
Consumer Cyclical 3,944,393 – 3,944,393 –
Consumer Non-Cyclical 3,685,296 – 3,607,503 77,793
Energy 718,183 – 718,183 –
Financials 1,904,096 – 1,904,096 –
Technology 5,180,656 – 5,180,656 –
Transportation 1,309,305 – 1,309,305 –
Utilities 275,090 – 275,090 –
Registered Investment Companies
U.S. Affiliated 1,505,225,297 1,505,225,297 – –
U.S. Unaffiliated 22,763,684 22,763,684 – –
Common Stock
Communications Services 47,387,953 47,384,447 3,506 –
Consumer Discretionary 82,793,951 82,793,951 – –
Consumer Staples 44,583,074 44,583,074 – –
Energy 39,862,136 39,862,136 – –
Financials 128,461,715 128,461,715 – –
Health Care 105,738,972 105,738,972 – –
Industrials 124,580,206 121,423,929 3,156,277 –
Information Technology 163,625,334 161,178,799 2,446,535 –
Materials 27,752,308 27,197,329 554,979 –
Real Estate 37,287,137 37,287,137 – –
Utilities 22,015,450 22,015,450 – –
Long-Term Fixed Income
Asset-Backed Securities 9,482,459 – 9,482,459 –
Basic Materials 3,051,585 – 3,051,585 –
Capital Goods 7,153,293 – 7,153,293 –
Collateralized Mortgage Obligations 15,447,569 – 15,447,569 –
Commercial Mortgage-Backed Securities 11,225,237 – 11,225,237 –
Communications Services 10,550,449 – 10,550,449 –
Consumer Cyclical 10,838,223 – 10,838,223 –
Consumer Non-Cyclical 13,261,372 – 13,261,372 –
Energy 9,597,119 – 9,597,119 –
Financials 32,243,136 – 32,243,136 –
Foreign Government 158,099 – 158,099 –
Mortgage-Backed Securities 109,739,716 – 109,739,716 –
Technology 6,158,671 – 6,158,671 –
Transportation 3,039,526 – 3,039,526 –
U.S. Government & Agencies 122,127,199 – 122,127,199 –
Utilities 6,408,702 – 6,408,702 –
Private Equity Funds
Secondary 8,405,282 – – 8,405,282
Short-Term Investments 33,056,735 – 33,056,735 –
Subtotal Investments in Securities $2,787,362,614 $2,345,915,920 $432,715,993 $8,730,701
Other Investments  * Total
Affiliated Short-Term Investments 498,723,645
U.S. Affiliated Registered Investment Cos. 329,368,455
Collateral Held for Securities Loaned 4,765,229
Subtotal Other Investments $832,857,329
Total Investments at Value $3,620,219,943
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Moderately Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 35,708,263 35,708,263 – –
Total Asset Derivatives $35,708,263 $35,708,263 $– $–
Liability Derivatives
Futures Contracts 49,009,788 49,009,788 – –
Total Liability Derivatives $49,009,788 $49,009,788 $– $–
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of October 31, 2023. Investments and/or cash totaling $32,561,797 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 193 December 2023 $ 21,299,895 ( $ 808,722)
CBOT 2-Yr. U.S. Treasury Note 270 December 2023 54,962,210 (308,302)
CBOT 5-Yr. U.S. Treasury Note 331 December 2023 35,237,317 (655,575)
CBOT U.S. Long Bond 106 December 2023 12,761,170 (1,160,795)
CME E-mini S&P 500 Index 2,783 December 2023 625,589,776 (39,455,188)
CME Ultra Long Term U.S. Treasury Bond 164 December 2023 20,968,135 (2,507,885)
ICE mini MSCI EAFE Index 451 December 2023 47,353,674 (2,837,719)
ICE US mini MSCI Emerging Markets Index 266 December 2023 13,029,660 (804,301)
Ultra 10-Yr. U.S. Treasury Note 75 December 2023 8,633,410 (471,301)
Total Futures Long Contracts $ 839,835,247 ( $ 49,009,788)
CME E-mini Russell 2000 Index (1,054) December 2023 ( $ 98,408,647) $ 10,483,967
CME E-mini S&P Mid-Cap 400 Index (1,024) December 2023 (266,547,385) 23,337,145
CME Euro Foreign Exchange Currency (251) December 2023 (33,752,492) 487,148
Eurex Euro STOXX 50 Index (777) December 2023 (34,976,361) 1,400,003
Total Futures Short Contracts ( $ 433,684,885) $35,708,263
Total Futures Contracts $ 406,150,362 ($13,301,525)

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2023, for Moderately Aggressive
Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 487,148
Total Foreign Exchange Contracts 487,148
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 35,221,115
Total Equity Contracts 35,221,115
Total Asset Derivatives $35,708,263
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 43,097,208
Total Equity Contracts 43,097,208
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 5,912,580
Total Interest Rate Contracts 5,912,580
Total Liability Derivatives $49,009,788
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2023, for
Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 23,563
Futures Net realized gains/(losses) on Futures contracts (10,058,193)
Total Interest Rate Contracts (10,034,630)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 43,220,923
Total Equity Contracts 43,220,923
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 1,168,579
Total Foreign Exchange Contracts 1,168,579
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 976,721
Total Credit Contracts 976,721
Total $35,331,593

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2023, for Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 487,148
Total Foreign Exchange Contracts 487,148
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 4,817,972
Total Equity Contracts 4,817,972
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (367,004)
Total Interest Rate Contracts (367,004)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (624,963)
Total Credit Contracts (624,963)
Total $4,313,153
The following table presents Moderately Aggressive Allocation Fund's average volume of derivative activity during the period ended October
31, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $586,499,859
Futures - Short (391,103,164)
Interest Rate Contracts
Futures - Long 128,217,340
Futures - Short (7,904,858)
Options Written (785,674)
Foreign Exchange Contracts
Futures - Short (19,355,364)
Credit Contracts
Credit Default Swaps - Buy Protection (8,202)
Credit Default Swaps - Sell Protection 91,835

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $30,562 $2,029 $960 $32,392 4,456 0.9%
Core Emerging Markets Equity 51,668 2,131 – 58,290 7,214 1.6
Core International Equity 60,909 1,656 – 68,886 7,553 1.9
Core Low Volatility Equity 128,528 12,861 66,000 65,683 5,939 1.8
Core Mid Cap Value – 56,010 6,000 49,155 5,326 1.4
Core Small Cap Value 65,976 792 6,000 54,964 6,459 1.5
Global Stock, Class S 158,393 5,563 – 172,211 7,128 4.8
High Yield, Class S 22,057 1,353 384 22,778 5,781 0.6
Income, Class S 61,780 2,991 – 64,051 8,586 1.8
International Allocation, Class S 229,106 5,244 18,000 239,607 26,101 6.7
Large Cap Growth, Class S 289,984 20,708 – 353,699 22,471 9.8
Large Cap Value, Class S 323,459 19,861 – 325,897 12,851 9.1
Limited Maturity Bond, Class S 36,511 1,300 – 38,497 3,243 1.1
Mid Cap Stock, Class S 237,376 6,538 – 227,754 7,697 6.3
Small Cap Stock, Class S 65,509 5,689 – 60,731 2,459 1.7
Total U.S. Affiliated Registered Investment
Companies 1,761,818 1,834,595 51.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% 343,488 744,710 589,474 498,724 49,872 13.9
Total Affiliated Short-Term Investments 343,488 498,724 13.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   10,871 421,908 428,014 4,765 4,765 0.1
Total Collateral Held for Securities Loaned 10,871 4,765 0.1
Total Value $2,116,177 $2,338,084
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($326) $1,087 $– $2,029
Core Emerging Markets Equity – 4,491 – 2,130
Core International Equity – 6,321 – 1,656
Core Low Volatility Equity Fund (704) (9,002) 10,265 2,595
Core Mid Cap Value (135) (720) – –
Core Small Cap Value (751) (5,053) – 792
Global Stock, Class S – 8,255 3,459 2,104
High Yield, Class S (84) (164) – 1,352
Income, Class S – (720) – 2,641
International Allocation, Class S (6,391) 29,648 – 5,244
Large Cap Growth, Class S – 43,007 20,708 –
Large Cap Value, Class S – (17,423) 13,955 5,907
Limited Maturity Bond, Class S – 686 – 1,144
Mid Cap Stock, Class S – (16,160) 5,665 873
Small Cap Stock, Class S – (10,467) 5,415 274
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% 2 (2) – 20,984
Total Income/Non Cash Income from Affiliated Investments $49,725
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 48
Total Affiliated Income from Securities Loaned, Net $48
Total ($8,389) $33,784 $59,467

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 2.3% )
a
Value
Basic Materials (0.1%)
Arsenal AIC Parent, LLC, Term
Loan
$ 76,687
9.883%,  (TSFR3M +
4.500%), 8/18/2030
b
$ 76,441
Grinding Media, Inc., Term Loan
90,081
9.684%,  (TSFR3M +
4.000%), 10/12/2028
b,c
87,378
INEOS US Petrochem, LLC, Term
Loan
229,032
8.189%,  (TSFR1M +
2.750%), 1/29/2026
b
224,683
Lummus Technology Holdings V,
LLC, Term Loan
82,312
8.939%,  (TSFR1M +
3.500%), 6/30/2027
b
81,706
Spectrum Group Buyer, Inc., Term
Loan
81,120
11.953%,  (TSFR6M +
6.500%), 5/19/2028
b
76,126
Total 546,334
Capital Goods (0.2%)
Ali Group North America
Corporation, Term Loan
118,295
7.439%,  (TSFR1M +
2.000%), 7/22/2029
b
118,091
Brookfield WEC Holdings, Inc.,
Term Loan
195,985
8.189%,  (TSFR1M +
2.750%), 8/1/2025
b
195,648
BW Holding, Inc., Term Loan
84,936
9.573%,  (TSFR3M +
4.000%), 12/14/2028
b
74,920
Chart Industries, Inc., Term Loan
74,213
8.665%,  (TSFR1M +
3.250%), 3/17/2030
b
73,966
Charter Next Generation, Inc.,
Term Loan
149,294
9.189%,  (TSFR1M +
3.750%), 12/1/2027
b
145,189
Clydesdale Acquisition Holdings,
Inc., Term Loan
226,704
9.599%,  (TSFR1M +
4.175%), 4/13/2029
b
218,978
Cornerstone Building Brands, Inc.,
Term Loan
213,359
8.685%,  (TSFR1M +
3.250%), 4/12/2028
b
202,247
Emerald Debt Merger Sub, LLC,
Term Loan
168,591
8.324%,  (TSFR1M +
3.000%), 5/31/2030
b
168,143
EnergySolutions, LLC, Term Loan
61,576
9.382%,  (TSFR3M +
4.000%), 9/18/2030
b
61,099
Foley Products Company, LLC,
Term Loan
72,878
10.290%,  (TSFR3M +
4.750%), 2/16/2029
b
72,604
Proampac PG Borrower, LLC, Term
Loan
124,172
10.585%,  (PRIME + 3.500%),
9/26/2028
b
122,388
Principal
Amount Bank Loans (2.3%)
a
Value
Capital Goods (0.2%) - continued
Quikrete Holdings, Inc., Term Loan
$ 92,044
8.064%,  (TSFR1M +
2.625%), 1/31/2027
b
$ 91,787
167,450
8.189%,  (TSFR1M +
2.750%), 3/18/2029
b
167,259
Smyrna Ready Mix Concrete, LLC,
Term Loan
160,249
9.674%,  (TSFR1M +
4.250%), 4/1/2029
b,c
160,249
TK Elevator U.S. Newco, Inc., Term
Loan
133,655
9.381%,  (TSFR6M +
3.500%), 7/31/2027
b
132,637
TransDigm, Inc., Term Loan
353,225
8.640%,  (TSFR3M +
3.250%), 8/24/2028
b
352,667
Vertiv Group Corporation, Term
Loan
131,646
8.179%,  (TSFR1M +
2.750%), 3/2/2027
b
131,284
Total 2,489,156
Communications Services (0.3%)
Altice France SA/France, Term
Loan
273,905
10.894%,  (TSFR3M +
5.500%), 8/31/2028
b
242,748
CCI Buyer, Inc., Term Loan
105,914
9.390%,  (TSFR3M +
4.000%), 12/17/2027
b
103,531
Cengage Learning, Inc., Term
Loan
87,507
10.406%,  (TSFR3M +
4.750%), 7/14/2026
b
86,463
Charter Communications
Operating, LLC, Term Loan
329,567
7.133%,  (TSFR1M +
1.750%), 2/1/2027
b
328,667
Clear Channel Outdoor Holdings,
Inc., Term Loan
211,334
9.145%,  (TSFR3M +
3.500%), 8/21/2026
b
202,528
CMG Media Corporation, Term
Loan
162,083
8.990%,  (TSFR3M +
3.500%), 12/17/2026
b
145,470
Crown Subsea Communications
Holding, Inc., Term Loan
80,600
10.429%,  (TSFR1M +
5.000%), 4/27/2027
b
80,465
110,655
10.679%,  (TSFR1M +
5.250%), 4/27/2027
b
110,517
DIRECTV Financing, LLC, Term
Loan
266,500
10.439%,  (TSFR1M +
5.000%), 8/2/2027
b
258,934
Level 3 Financing, Inc., Term Loan
138,000
7.189%,  (TSFR1M +
1.750%), 3/1/2027
b
128,608
Lumen Technologies, Inc., Term
Loan
169,499
7.689%,  (TSFR1M +
2.250%), 3/15/2027
b
127,204

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (2.3%)
a
Value
Communications Services (0.3%) - continued
McGraw-Hill Education, Inc., Term
Loan
$ 153,209
10.189%,  (TSFR1M +
4.750%), 7/30/2028
b
$ 144,919
MH Sub I, LLC, Term Loan
200,785
9.574%,  (TSFR1M +
4.250%), 5/3/2028
b
191,637
NEP Group, Inc., Term Loan
87,481
8.689%,  (TSFR1M +
3.250%), 10/20/2025
b
78,639
Playtika Holding Corporation, Term
Loan
105,914
8.189%,  (TSFR1M +
2.750%), 3/11/2028
b
102,411
Radiate Holdco, LLC, Term Loan
168,492
8.689%,  (TSFR1M +
3.250%), 9/25/2026
b
139,038
RLG Holdings, LLC, Term Loan
84,935
9.689%,  (TSFR1M +
4.250%), 7/8/2028
b
78,300
SBA Senior Finance II, LLC, Term
Loan
112,503
7.180%,  (TSFR1M +
1.750%), 4/11/2025
b
112,418
UPC Financing Partnership, Term
Loan
81,000
8.374%,  (TSFR1M +
3.000%), 1/31/2029
b
79,313
Virgin Media Bristol, LLC, Term
Loan
200,000
7.949%,  (TSFR1M +
2.500%), 1/31/2028
b
194,126
Zayo Group Holdings, Inc., Term
Loan
169,000
8.439%,  (TSFR1M +
3.000%), 3/9/2027
b
142,198
Ziggo Financing Partnership, Term
Loan
135,000
7.949%,  (TSFR1M +
2.500%), 4/30/2028
b
131,980
Total 3,210,114
Consumer Cyclical (0.4%)
1011778 B.C., ULC, Term Loan
327,455
7.574%,  (TSFR1M +
2.250%), 9/21/2030
b
324,099
AlixPartners, LLP, Term Loan
93,046
8.189%,  (TSFR1M +
2.750%), 2/4/2028
b
92,912
Allied Universal Holdco, LLC, Term
Loan
326,667
9.174%,  (TSFR1M +
3.750%), 5/14/2028
b
309,641
Alterra Mountain Company, Term
Loan
102,950
8.939%,  (TSFR1M +
3.500%), 8/17/2028
b
102,821
Caesars Entertainment, Inc., Term
Loan
198,005
8.674%,  (TSFR1M +
3.250%), 2/6/2030
b
197,043
Principal
Amount Bank Loans (2.3%)
a
Value
Consumer Cyclical (0.4%) - continued
Carnival Corporation, Term Loan
$ 90,001
8.336%,  (TSFR1M +
3.000%), 8/8/2027
b
$ 88,314
123,741
8.689%,  (TSFR1M +
3.250%), 10/18/2028
b
121,318
Cinemark USA, Inc., Term Loan
88,366
9.094%,  (TSFR3M +
3.750%), 5/24/2030
b
88,145
Clarios Global, LP, Term Loan
181,159
9.074%,  (TSFR1M +
3.750%), 5/4/2030
b
180,706
Delta 2 Lux SARL, Term Loan
195,000
7.574%,  (TSFR1M +
2.250%), 1/15/2030
b
194,817
Ensemble RCM, LLC, Term Loan
74,611
9.233%,  (TSFR3M +
3.750%), 8/1/2026
b
74,552
Fertitta Entertainment, LLC/NV,
Term Loan
80,186
9.324%,  (TSFR1M +
4.000%), 1/27/2029
b
78,312
First Brands Group, LLC, Term
Loan
104,198
10.881%,  (TSFR6M +
5.000%), 3/30/2027
b
102,592
GoDaddy Operating Company,
LLC, Term Loan
129,027
7.824%,  (TSFR1M +
2.500%), 11/10/2029
b
129,056
Great Outdoors Group, LLC, Term
Loan
183,131
9.402%,  (TSFR3M +
3.750%), 3/5/2028
b
181,490
Harbor Freight Tools USA, Inc.,
Term Loan
162,327
8.189%,  (TSFR1M +
2.750%), 10/19/2027
b
160,111
Hilton Worldwide Finance, LLC,
Term Loan
198,000
7.174%,  (TSFR1M +
1.750%), 6/21/2026
b
197,743
IRB Holding Corporation, Term
Loan
188,564
8.424%,  (TSFR1M +
3.000%), 12/15/2027
b
186,363
Light & Wonder International, Inc.,
Term Loan
197,995
8.435%,  (TSFR1M +
3.000%), 4/14/2029
b
197,345
Petco Health & Wellness
Company, Inc., Term Loan
83,093
8.902%,  (TSFR3M +
3.250%), 3/4/2028
b
81,155
PetSmart, LLC, Term Loan
257,367
9.174%,  (TSFR1M +
3.750%), 2/12/2028
b
253,882
Pilot Travel Centers, LLC, Term
Loan
221,172
7.424%,  (TSFR1M +
2.000%), 8/6/2028
b
221,034
Prime Security Services Borrower,
LLC, Term Loan
96,385
7.950%,  (TSFR1M +
2.500%), 10/13/2030
b
96,144

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (2.3%)
a
Value
Consumer Cyclical (0.4%) - continued
Scientific Games Holdings, LP,
Term Loan
$ 133,650
8.914%,  (TSFR3M +
3.500%), 4/4/2029
b
$ 131,262
Staples, Inc., Term Loan
137,680
10.634%,  (LIBOR 1M +
5.000%), 4/12/2026
b
118,147
Stars Group Holdings BV, Term
Loan
77,212
7.902%,  (TSFR3M +
2.250%), 7/21/2026
b
77,130
Uber Technologies, Inc., Term
Loan
94,165
8.159%,  (TSFR3M +
2.750%), 3/3/2030
b
94,038
UFC Holdings, LLC, Term Loan
129,176
8.399%,  (TSFR3M +
2.750%), 4/29/2026
b
128,979
Total 4,209,151
Consumer Non-Cyclical (0.4%)
AI Aqua Merger Sub, Inc., Term
Loan
172,195
9.082%,  (TSFR1M +
3.750%), 7/30/2028
b
168,732
Alltech, Inc., Term Loan
79,787
9.439%,  (TSFR1M +
4.000%), 10/15/2028
b,c
77,793
Amneal Pharmaceuticals, LLC,
Term Loan
179,524
8.939%,  (TSFR1M +
3.500%), 5/4/2025
b
175,387
Bausch + Lomb Corporation, Term
Loan
205,915
8.755%,  (TSFR3M +
3.250%), 5/10/2027
b
196,809
87,869
9.324%,  (TSFR1M +
4.000%), 9/29/2028
b
84,354
Chobani, LLC, Term Loan
82,351
8.939%,  (TSFR1M +
3.500%), 10/23/2027
b
82,120
DaVita, Inc., Term Loan
66,473
7.189%,  (TSFR1M +
1.750%), 8/12/2026
b
65,667
Elanco Animal Health, Inc., Term
Loan
104,482
7.165%,  (TSFR1M +
1.750%), 8/1/2027
b
101,962
Froneri U.S., Inc., Term Loan
200,923
7.674%,  (TSFR1M +
2.250%), 1/31/2027
b
199,710
Gainwell Acquisition Corporation,
Term Loan
282,819
9.490%,  (TSFR3M +
4.000%), 10/1/2027
b
269,857
ICON Luxembourg SARL, Term
Loan
208,623
7.902%,  (TSFR3M +
2.250%), 7/1/2028
b
208,671
Jazz Financing Lux SARL, Term
Loan
260,047
8.939%,  (TSFR1M +
3.500%), 5/5/2028
b
259,902
Principal
Amount Bank Loans (2.3%)
a
Value
Consumer Non-Cyclical (0.4%) - continued
LifePoint Health, Inc., Term Loan
$ 71,084
0.000%,  (TSFR3M +
3.750%), 11/16/2025
b,d,e
$ 70,531
102,608
11.157%,  (TSFR3M +
5.500%), 11/16/2028
b
96,756
Medline Borrower, LP, Term Loan
476,166
8.689%,  (TSFR1M +
3.250%), 10/21/2028
b
472,895
Organon & Company, Term Loan
239,455
8.451%,  (TSFR1M +
3.000%), 6/2/2028
b
238,676
Packaging Coordinators Midco,
Inc., Term Loan
77,405
9.152%,  (TSFR3M +
3.500%), 11/30/2027
b
76,340
Phoenix Newco, Inc., Term Loan
184,066
8.689%,  (TSFR1M +
3.250%), 11/15/2028
b
181,719
PRA Health Sciences, Inc., Term
Loan
51,979
7.902%,  (TSFR3M +
2.250%), 7/1/2028
b
51,991
Reynolds Consumer Products,
LLC, Term Loan
150,079
7.174%,  (TSFR1M +
1.750%), 2/4/2027
b
149,632
Select Medical Corporation, Term
Loan
132,667
8.324%,  (TSFR1M +
3.000%), 3/6/2027
b
132,129
Sotera Health Holdings, LLC, Term
Loan
167,500
8.395%,  (TSFR3M +
2.750%), 12/11/2026
b
165,741
Star Parent, Inc., Term Loan
190,000
9.386%,  (TSFR3M +
4.000%), 9/28/2030
b
180,810
Total 3,708,184
Energy (0.1%)
Buckeye Partners, LP, Term Loan
131,646
7.666%,  (TSFR1M +
2.250%), 11/1/2026
b
131,469
CQP Holdco, LP, Term Loan
262,317
8.990%,  (TSFR3M +
3.500%), 6/4/2028
b
261,933
GIP II Blue Holding, LP, Term Loan
45,347
9.939%,  (TSFR1M +
4.500%), 9/29/2028
b
45,339
GIP III Stetson I, LP, Term Loan
68,927
9.574%,  (TSFR1M +
4.250%), 7/18/2025
b
68,862
39,147
0.000%,  (TSFR1M +
4.250%), 10/5/2028
b,d,e
38,866
ITT Holdings, LLC, Term Loan
106,837
0.000%,  (TSFR1M +
3.250%), 10/5/2030
b,d,e
105,368

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (2.3%)
a
Value
Energy (0.1%) - continued
Oryx Midstream Services Permian
Basin, LLC, Term Loan
$ 59,537
8.692%,  (TSFR1M +
3.250%), 10/5/2028
b
$ 59,405
Total 711,242
Financials (0.2%)
Acrisure, LLC, Term Loan
123,718
8.939%,  (TSFR1M +
3.500%), 2/15/2027
b
120,296
Alliant Holdings Intermediate, LLC,
Term Loan
51,475
8.835%,  (TSFR1M +
3.500%), 11/6/2027
b
51,277
AmWINS Group, Inc., Term Loan
197,966
7.689%,  (TSFR1M +
2.250%), 2/19/2028
b
196,099
Asurion, LLC, Term Loan
164,731
8.689%,  (TSFR1M +
3.250%), 12/23/2026
b
158,965
92,625
8.689%,  (TSFR1M +
3.250%), 7/31/2027
b
88,418
33,263
9.674%,  (TSFR1M +
4.250%), 8/19/2028
b
31,715
Edelman Financial Engines Center,
LLC, Term Loan
54,443
8.939%,  (TSFR1M +
3.500%), 4/7/2028
b
53,428
First Eagle Holdings, Inc., Term
Loan
54,419
7.990%,  (TSFR3M +
2.500%), 2/2/2027
b
53,776
FleetCor Technologies Operating
Company, LLC, Term  Loan
105,918
7.174%,  (TSFR1M +
1.750%), 4/30/2028
b
105,623
Focus Financial Partners, LLC,
Term Loan
89,323
8.574%,  (TSFR1M +
3.250%), 6/30/2028
b
88,866
Howden Group Holdings, Ltd.,
Term Loan
54,440
8.750%,  (LIBOR 1M +
3.250%), 11/12/2027
b
53,951
HUB International, Ltd., Term Loan
237,500
9.662%,  (TSFR3M +
4.250%), 6/20/2030
b
237,331
Hudson River Trading, LLC, Term
Loan
56,421
8.439%,  (TSFR1M +
3.000%), 3/18/2028
b
55,543
Jane Street Group, LLC, Term
Loan
105,911
8.189%,  (TSFR1M +
2.750%), 1/26/2028
b
105,567
Sedgwick Claims Management
Services, Inc., Term Loan
87,063
9.074%,  (TSFR1M +
3.750%), 2/24/2028
b
86,682
Trans Union, LLC, Term Loan
142,079
7.689%,  (TSFR1M +
2.250%), 12/1/2028
b
141,732
Principal
Amount Bank Loans (2.3%)
a
Value
Financials (0.2%) - continued
USI, Inc./NY, Term Loan
$ 196,020
9.140%,  (TSFR3M +
3.750%), 11/22/2029
b
$ 195,326
VFH Parent, LLC, Term Loan
80,190
8.427%,  (TSFR1M +
3.000%), 1/13/2029
b
79,539
Total 1,904,134
Technology (0.5%)
Amentum Government Services
Holdings, LLC, Term  Loan
131,667
9.335%,  (TSFR1M +
4.000%), 2/15/2029
b
128,499
AthenaHealth Group, Inc., Term
Loan
356,156
8.577%,  (TSFR1M +
3.250%), 2/15/2029
b
344,517
Boxer Parent Company, Inc., Term
Loan
200,630
9.189%,  (TSFR1M +
3.750%), 10/2/2025
b
200,317
Central Parent, Inc., Term Loan
235,222
9.406%,  (TSFR3M +
4.000%), 7/6/2029
b
233,684
Cloud Software Group, Inc., Term
Loan
267,500
9.990%,  (TSFR3M +
4.500%), 3/30/2029
b,d,e
253,820
Coherent Corporation, Term Loan
121,582
8.189%,  (TSFR1M +
2.750%), 7/1/2029
b
121,164
CommScope, Inc., Term Loan
79,586
8.689%,  (TSFR1M +
3.250%), 4/4/2026
b
68,012
CoreLogic, Inc., Term Loan
101,225
8.939%,  (TSFR1M +
3.500%), 6/2/2028
b
91,898
Cornerstone OnDemand, Inc.,
Term Loan
144,533
9.189%,  (TSFR1M +
3.750%), 10/15/2028
b
136,294
Dcert Buyer, Inc., Term Loan
159,349
9.324%,  (TSFR1M +
4.000%), 10/16/2026
b
156,237
Dun & Bradstreet Corporation,
Term Loan
157,337
8.176%,  (TSFR1M +
2.750%), 2/8/2026
b
157,091
Entegris, Inc., Term Loan
61,093
7.890%,  (TSFR1M +
2.500%), 7/6/2029
b
61,115
Gen Digital, Inc., Term Loan
142,742
7.424%,  (TSFR1M +
2.000%), 9/12/2029
b
141,375
Genesys Cloud Services Holdings
II, LLC, Term Loan
131,646
9.439%,  (TSFR1M +
4.000%), 12/1/2027
b
131,427
GTCR W Merger Sub, LLC, Term
Loan
260,000
0.000%,  (TSFR1M +
3.000%), 9/20/2030
b,d,e
257,941

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (2.3%)
a
Value
Technology (0.5%) - continued
Informatica, LLC, Term Loan
$ 131,663
8.189%,  (TSFR1M +
2.750%), 10/29/2028
b
$ 131,129
Magenta Buyer, LLC, Term Loan
141,556
10.645%,  (TSFR3M +
5.000%), 7/27/2028
b
99,089
McAfee Corporation, Term Loan
270,263
9.165%,  (TSFR1M +
3.750%), 3/1/2029
b
257,934
Mitchell International, Inc., Term
Loan
164,332
9.189%,  (TSFR1M +
3.750%), 10/15/2028
b
160,154
MKS Instruments, Inc., Term Loan
236,610
7.819%,  (TSFR1M +
2.500%), 8/17/2029
b
234,440
Open Text Corporation, Term Loan
199,174
8.174%,  (TSFR1M +
2.750%), 1/31/2030
b
198,953
Peraton Corporation, Term Loan
407,666
9.174%,  (TSFR1M +
3.750%), 2/1/2028
b
399,513
Polaris Newco, LLC, Term Loan
158,401
9.439%,  (TSFR1M +
4.000%), 6/4/2028
b
149,293
Project Alpha Intermediate
Holding, Inc., Term Loan
165,000
10.074%,  (TSFR1M +
4.750%), 10/26/2030
b
159,921
Proofpoint, Inc., Term Loan
175,217
8.689%,  (TSFR1M +
3.250%), 8/31/2028
b
172,101
RealPage, Inc., Term Loan
133,636
8.439%,  (TSFR1M +
3.000%), 4/22/2028
b
130,491
Tempo Acquisition, LLC, Term
Loan
128,695
8.074%,  (TSFR1M +
2.750%), 8/31/2028
b
128,494
UKG, Inc., Term Loan
280,149
8.764%,  (TSFR3M +
3.250%), 5/3/2026
b
278,429
Verscend Holding Corporation,
Term Loan
192,894
9.439%,  (TSFR1M +
4.000%), 8/27/2025
b
192,612
Total 5,175,944
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
287,820
10.427%,  (TSFR3M +
4.750%), 4/20/2028
b
291,418
Air Canada, Term Loan
249,231
9.128%,  (TSFR3M +
3.500%), 8/11/2028
b
248,795
Brown Group Holding, LLC, Term
Loan
105,842
8.174%,  (TSFR1M +
2.750%), 6/7/2028
b
103,813
Principal
Amount Bank Loans (2.3%)
a
Value
Transportation (0.1%) - continued
Genesee & Wyoming, Inc., Term
Loan
$ 131,636
7.490%,  (TSFR3M +
2.000%), 12/30/2026
b
$ 131,471
Mileage Plus Holdings, LLC, Term
Loan
93,750
10.798%,  (TSFR3M +
5.250%), 6/20/2027
b
96,473
SkyMiles IP, Ltd., Term Loan
224,800
9.166%,  (TSFR3M +
3.750%), 10/20/2027
b
230,000
United Airlines, Inc., Term Loan
205,488
9.189%,  (TSFR1M +
3.750%), 4/21/2028
b
204,717
Total 1,306,687
Utilities (<0.1%)
PG&E Corporation, Term Loan
192,543
8.439%,  (TSFR1M +
3.000%), 6/23/2025
b
192,062
Total 192,062
Total Bank Loans
(cost $23,579,038) 23,453,008
Shares
Registered Investment
Companies ( 41.0% ) Value
U.S. Affiliated  (40.3%)
4,510,570 Thrivent Core Emerging Markets
Debt Fund 32,791,844
875,992 Thrivent Core Emerging Markets
Equity Fund 7,078,012
1,437,296 Thrivent Core International Equity
Fund 13,108,143
1,085,236 Thrivent Core Low Volatility Equity
Fund 12,002,714
960,415 Thrivent Core Mid Cap Value Fund 8,864,628
851,548 Thrivent Core Small Cap Value
Fund 7,246,675
72,373 Thrivent Global Stock Fund, Class
S 1,748,536
5,944,519 Thrivent High Yield Fund, Class S 23,421,406
9,165,579 Thrivent Income Fund, Class S 68,375,222
2,278,760 Thrivent International Allocation
Fund, Class S 20,919,015
3,540,701 Thrivent Large Cap Growth Fund,
Class S 55,730,640
3,695,806 Thrivent Large Cap Value Fund,
Class S 93,725,645
3,414,235 Thrivent Limited Maturity Bond
Fund, Class S 40,526,963
816,743 Thrivent Mid Cap Stock Fund,
Class S 24,167,429
264,226 Thrivent Small Cap Stock Fund,
Class S 6,526,387
Total 416,233,259
U.S. Unaffiliated  (0.7%)
2,469 Communication Services Select
Sector SPDR Fund 159,794
1,057 Invesco QQQ Trust Series 1
f
370,870

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (41.0%) Value
U.S. Unaffiliated  (0.7%)- continued
9,643 SPDR Bloomberg High Yield Bond
ETF
f
$ 857,455
12,792 SPDR S&P 500 ETF Trust 5,349,614
1,372 SPDR S&P Biotech ETF 90,868
379 SPDR S&P Oil & Gas Exploration
ETF 55,038
Total 6,883,639
Total Registered Investment
Companies (cost $374,444,245) 423,116,898
Principal
Amount Long-Term Fixed Income ( 36.8% ) Value
Asset-Backed Securities (0.9%)
510 Asset Backed Trust
$ 450,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
g,h
381,110
720 East CLO I, Ltd.
600,000
8.666%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
b,g
602,854
175,000
9.666%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,g
176,254
Access Group, Inc.
50,246
5.935%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
b,g
49,366
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
g
411,323
325,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
g
283,598
Ares XL CLO, Ltd.
450,000
8.456%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
b,g
439,958
CMFT Net Lease Master Issuer,
LLC
311,254
2.090%,  7/20/2051, Ser.
2021-1, Class A1
g
247,017
Commonbond Student Loan Trust
30,954
5.939%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
b,g
30,168
Dryden 36 Senior Loan Fund
375,000
7.706%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,g
369,008
Foundation Finance Trust
166,962
1.270%,  5/15/2041, Ser.
2021-1A, Class A
g
145,265
FRTKL Trust
575,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
g
497,642
GSAA Home Equity Trust
886,348
4.467%,  8/25/2034, Ser.
2004-10, Class M2
b,h
749,643
Harley Marine Financing, LLC
1,081,564
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,077,529
Principal
Amount Long-Term Fixed Income (36.8%) Value
Asset-Backed Securities (0.9%) - continued
Home Partners of America Trust
$ 577,590
2.302%,  12/17/2026, Ser.
2021-2, Class B
g
$ 507,680
470,525
2.078%,  9/17/2041, Ser.
2021-1, Class C
g
379,120
Laurel Road Prime Student Loan
Trust
177,941
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,g
164,023
Longfellow Place CLO, Ltd.
247,369
7.956%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
b,g
246,975
National Collegiate Trust
98,551
5.734%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,g
95,324
Oak Street Investment
379,654
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
g
336,528
Preston Ridge Partners Mortgage
Trust, LLC
299,836
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,g
287,274
Pretium Mortgage Credit Partners,
LLC
282,720
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
g,h
273,469
141,769
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
g,h
136,771
VCAT Asset Securitization, LLC
225,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
g,h
211,359
Vericrest Opportunity Loan
Transferee
208,992
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
g,h
194,163
160,607
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
g,h
149,354
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
g,h
151,923
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
g,h
185,233
Wind River CLO, Ltd.
275,000
7.677%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
b,g
273,253
Total 9,053,184
Basic Materials (0.3%)
Alcoa Nederland Holding BV
98,000 5.500%,  12/15/2027
g
92,873
Anglo American Capital plc
200,000 3.875%,  3/16/2029
g
177,140
ATI, Inc.
69,000 7.250%,  8/15/2030 66,425
Cascades, Inc./Cascades USA,
Inc.
90,000 5.125%,  1/15/2026
g
85,421
Chemours Company
95,000 5.750%,  11/15/2028
g
80,346

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Basic Materials (0.3%) - continued
Cleveland-Cliffs, Inc.
$ 80,000 5.875%,  6/1/2027 $ 76,222
50,000 4.625%,  3/1/2029
g
43,095
Consolidated Energy Finance SA
169,000 5.625%,  10/15/2028
g
138,867
EIDP, Inc.
136,000 4.500%,  5/15/2026 132,050
First Quantum Minerals, Ltd.
180,000 6.875%,  10/15/2027
g
153,311
FMC Corporation
135,000 5.150%,  5/18/2026 130,340
Glencore Funding, LLC
136,000 3.375%,  9/23/2051
g
77,998
193,000 4.000%,  3/27/2027
g
179,995
135,000 6.125%,  10/6/2028
g
133,831
Hecla Mining Company
55,000 7.250%,  2/15/2028 52,511
Hudbay Minerals, Inc.
109,000 4.500%,  4/1/2026
g
101,448
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
76,000 9.000%,  7/1/2028
g
71,007
International Flavors & Fragrances,
Inc.
143,000 1.230%,  10/1/2025
g
128,920
Methanex Corporation
96,000 4.250%,  12/1/2024 93,740
Mineral Resources, Ltd.
21,000 9.250%,  10/1/2028
g
21,000
Mosaic Company
166,000 4.050%,  11/15/2027 154,917
Novelis Corporation
45,000 3.250%,  11/15/2026
g
40,056
50,000 4.750%,  1/30/2030
g
42,424
45,000 3.875%,  8/15/2031
g
35,145
Nutrien, Ltd.
68,000 4.900%,  3/27/2028 65,141
OCI NV
76,000 4.625%,  10/15/2025
g
71,828
Olin Corporation
170,000 5.125%,  9/15/2027 155,859
10,000 5.625%,  8/1/2029 9,092
SCIL IV, LLC/SCIL USA Holdings,
LLC
106,000 5.375%,  11/1/2026
g
94,025
SNF Group SACA
105,000 3.375%,  3/15/2030
g
83,971
SunCoke Energy, Inc.
100,000 4.875%,  6/30/2029
g
83,700
Taseko Mines, Ltd.
74,000 7.000%,  2/15/2026
g
67,126
Unifrax Escrow Issuer Corporation
92,000 5.250%,  9/30/2028
g
62,141
United States Steel Corporation
110,000 6.875%,  3/1/2029
f
106,867
Total 3,108,832
Capital Goods (0.7%)
Advanced Drainage Systems, Inc.
90,000 6.375%,  6/15/2030
g
84,975
Principal
Amount Long-Term Fixed Income (36.8%) Value
Capital Goods (0.7%) - continued
AECOM
$ 165,000 5.125%,  3/15/2027 $ 155,777
Amsted Industries, Inc.
115,000 5.625%,  7/1/2027
g
105,821
15,000 4.625%,  5/15/2030
g
12,101
ARD Finance SA
32,000 6.500%,  6/30/2027
g
18,630
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
144,000 5.250%,  8/15/2027
g
104,671
Boeing Company
303,000 5.930%,  5/1/2060 254,915
156,000 5.040%,  5/1/2027 151,054
325,000 5.705%,  5/1/2040 287,485
Bombardier, Inc.
25,000 7.125%,  6/15/2026
g
24,055
117,000 7.875%,  4/15/2027
g
112,551
85,000 6.000%,  2/15/2028
g
75,215
Brand Industrial Services, Inc.
33,000 10.375%,  8/1/2030
g
32,752
Builders FirstSource, Inc.
70,000 5.000%,  3/1/2030
g
61,087
Canpack SA/Canpack US, LLC
150,000 3.125%,  11/1/2025
g
137,511
Carrier Global Corporation
188,000 2.700%,  2/15/2031 148,480
Chart Industries, Inc.
103,000 7.500%,  1/1/2030
g
101,144
Clean Harbors, Inc.
136,000 6.375%,  2/1/2031
g
129,263
Clydesdale Acquisition Holdings,
Inc.
14,000 6.625%,  4/15/2029
g
12,718
27,000 8.750%,  4/15/2030
g
21,521
CNH Industrial NV
110,000 3.850%,  11/15/2027 101,373
Cornerstone Building Brands, Inc.
71,000 6.125%,  1/15/2029
g
51,908
Covanta Holding Corporation
44,000 4.875%,  12/1/2029
g
34,320
CP Atlas Buyer, Inc.
101,000 7.000%,  12/1/2028
f,g
76,980
Crown Cork & Seal Company, Inc.
88,000 7.375%,  12/15/2026 89,324
Emerald Debt Merger Sub, LLC
103,000 6.625%,  12/15/2030
g
97,979
GFL Environmental, Inc.
72,000 4.000%,  8/1/2028
g
61,962
145,000 3.500%,  9/1/2028
g
124,154
H&E Equipment Services, Inc.
172,000 3.875%,  12/15/2028
g
145,690
Herc Holdings, Inc.
90,000 5.500%,  7/15/2027
g
84,598
Howmet Aerospace, Inc.
224,000 3.000%,  1/15/2029 189,071
204,000 5.950%,  2/1/2037 186,356
Ingersoll Rand, Inc.
34,000 5.700%,  8/14/2033 32,126
John Deere Capital Corporation
88,000 4.950%,  7/14/2028 85,838

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Capital Goods (0.7%) - continued
Lockheed Martin Corporation
$ 184,000 4.500%,  5/15/2036 $ 161,127
40,000 6.150%,  9/1/2036 40,712
Mauser Packaging Solutions
Holding Company
55,000 9.250%,  4/15/2027
g
45,805
MIWD Holdco II, LLC
55,000 5.500%,  2/1/2030
g
43,656
Mueller Water Products, Inc.
58,000 4.000%,  6/15/2029
g
49,590
Nesco Holdings II, Inc.
110,000 5.500%,  4/15/2029
g
94,325
New Enterprise Stone and Lime
Company, Inc.
126,000 5.250%,  7/15/2028
g
111,194
Nordson Corporation
134,000 5.600%,  9/15/2028 131,529
Northrop Grumman Corporation
300,000 3.850%,  4/15/2045 212,625
OI European Group BV
136,000 4.750%,  2/15/2030
g
115,724
Owens-Brockway Glass Container,
Inc.
55,000 6.625%,  5/13/2027
g
52,250
Pactiv Evergreen Group
80,000 4.375%,  10/15/2028
g
68,050
Parker-Hannifin Corporation
340,000 4.500%,  9/15/2029 315,998
PGT Innovations, Inc.
107,000 4.375%,  10/1/2029
g
99,893
Regal Rexnord Corporation
170,000 6.050%,  2/15/2026
g
167,213
Republic Services, Inc.
125,000 2.900%,  7/1/2026 116,826
Roller Bearing Company of
America, Inc.
78,000 4.375%,  10/15/2029
g
66,145
Rolls-Royce plc
51,000 5.750%,  10/15/2027
g
48,326
RTX Corporation
110,000 4.125%,  11/16/2028 101,010
200,000 4.450%,  11/16/2038 159,488
Sealed Air Corporation
86,000 6.125%,  2/1/2028
g
81,856
Silgan Holdings, Inc.
41,000 4.125%,  2/1/2028 36,207
SRM Escrow Issuer, LLC
160,000 6.000%,  11/1/2028
g
147,934
Textron, Inc.
197,000 3.375%,  3/1/2028 177,239
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
55,000 7.750%,  4/15/2026
g
51,156
Trane Technologies Financing, Ltd.
129,000 3.500%,  3/21/2026 122,537
TransDigm, Inc.
82,000 6.250%,  3/15/2026
g
80,070
345,000 5.500%,  11/15/2027 321,179
Triumph Group, Inc.
88,000 9.000%,  3/15/2028
g
85,469
Principal
Amount Long-Term Fixed Income (36.8%) Value
Capital Goods (0.7%) - continued
United Rentals North America, Inc.
$ 120,000 4.875%,  1/15/2028 $ 111,333
90,000 4.000%,  7/15/2030 75,630
Veralto Corporation
136,000 5.350%,  9/18/2028
g
131,568
Waste Management, Inc.
135,000 4.875%,  2/15/2034 123,625
Waste Pro USA, Inc.
50,000 5.500%,  2/15/2026
g
45,960
WESCO Distribution, Inc.
135,000 7.250%,  6/15/2028
g
134,143
Total 7,320,797
Collateralized Mortgage Obligations (1.5%)
Alternative Loan Trust
121,455
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 64,691
BINOM Securitization Trust
253,882
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,g
209,357
CHL Mortgage Pass-Through Trust
607,633
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 229,611
CHNGE Mortgage Trust
469,326
7.100%,  7/25/2058, Ser.
2023-3, Class A1
g,h
465,631
568,325
6.000%,  10/25/2057, Ser.
2022-4, Class A1
g,h
552,109
Citicorp Mortgage Securities, Inc.
197,350
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 164,284
COLT Mortgage Loan Trust
509,172
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,g
410,981
Countrywide Alternative Loan Trust
128,059
3.784%,  10/25/2035, Ser.
2005-43, Class 4A1
b
101,504
393,823
7.000%,  10/25/2037, Ser.
2007-24, Class A10 138,091
Countrywide Home Loans, Inc.
74,806
5.750%,  4/25/2037, Ser.
2007-3, Class A27 33,055
Credit Suisse Mortgage Trust
325,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,g
260,796
450,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,g
364,456
277,438
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,g
269,786
283,018
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,g
220,612
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
34,757
6.000%,  11/25/2023, Ser.
2006-AR5, Class 23A 17,591
Federal Home Loan Mortgage
Corporation - REMIC
1,039,663
4.000%,  1/25/2051, Ser.
5249, Class LA 970,205
221,255
3.000%,  2/15/2033, Ser.
4170, Class IG
i
18,725

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
$ 236,184
3.000%,  3/15/2033, Ser.
4180, Class PI
i
$ 23,883
846,093
4.500%,  10/15/2033, Ser.
2695, Class BH 803,737
650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 461,525
Federal National Mortgage
Association - REMIC
822,109
4.500%,  6/25/2052, Ser.
2022-43, Class MA 773,336
466,028
4.000%,  7/25/2052, Ser.
2022-37, Class PE 434,017
297,355
3.000%,  12/25/2027, Ser.
2012-137, Class AI
i
10,948
1,417,696
5.250%,  7/25/2039, Ser.
2022-72, Class CB 1,380,894
810,407
4.500%,  1/25/2046, Ser.
2022-68, Class BA 777,297
Flagstar Mortgage Trust
266,642
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,g
217,670
GCAT Trust
405,060
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,g
336,306
GS Mortgage-Backed Securities
Trust
648,356
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,g
495,056
GSR Mortgage Loan Trust
336,964
5.015%,  9/25/2034, Ser.
2004-11, Class 2A2
b
316,669
J.P. Morgan Mortgage Trust
472,550
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,g
345,202
372,180
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,g
279,539
LHOME Mortgage Trust
78,691
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
b,g
78,372
123,695
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
g,h
122,173
Mello Mortgage Capital
Acceptance
528,425
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,g
386,019
Merrill Lynch Alternative Note
Asset Trust
78,042
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 28,706
New Residential Mortgage Loan
Trust
1,042,672
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,g
761,680
New York Mortgage Trust
337,921
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
g,h
334,700
Onslow Bay Financial, LLC
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,g
274,511
Palisades Mortgage Loan Trust
800,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
g,h
779,578
Principal
Amount Long-Term Fixed Income (36.8%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
Residential Accredit Loans, Inc.
Trust
$ 85,857
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A $ 69,696
Residential Asset Securitization
Trust
425,687
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 250,766
ROC Securities Trust Series
471,959
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,g
461,011
Sequoia Mortgage Trust
215,689
3.482%,  9/20/2046, Ser.
2007-1, Class 4A1
b
144,538
Toorak Mortgage Corporation, Ltd.
339,778
2.240%,  6/25/2024, Ser.
2021-1, Class A1
g,h
330,671
TRK Trust
369,387
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,g
293,297
Vericrest Opportunity Loan
Transferee
241,560
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
g,h
228,827
Verus Securitization Trust
227,123
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,g
179,806
Total 15,871,915
Commercial Mortgage-Backed Securities (1.4%)
BANK 2022-BNK39
2,740,388
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,i
71,919
BANK5 2023-5YR2
500,000
7.379%,  7/15/2056, Ser.
2023-5YR2, Class AS
b
500,479
BBCMS Mortgage Trust
1,252,690
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,i
48,783
3,990,744
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,i
295,070
2,937,600
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,i
247,654
BFLD Trust
150,000
7.150%,  (TSFR1M +
1.814%), 10/15/2035, Ser.
2020-EYP, Class B
b,g
87,300
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,750,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,j
1,435,396
1,250,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,j
1,065,213
1,750,000
3.530%,  8/25/2032, Ser.
K149, Class A2
j
1,493,452
1,800,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,j
1,564,715
2,450,000
3.780%,  11/25/2032, Ser.
K-152, Class A2
b,j
2,126,016

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Commercial Mortgage-Backed Securities (1.4%)
- continued
$ 2,250,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
b,j
$ 1,955,424
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
400,000
4.500%,  12/25/2033, Ser.
K160, Class A2 364,692
1,500,000
4.900%,  1/25/2034, Ser.
K161, Class A2 1,408,029
MIRA Trust
500,000
6.755%,  6/10/2038, Ser.
2023-MILE, Class A
g
486,011
Morgan Stanley Capital I Trust
2,916,153
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,i
260,438
SCOTT Trust
575,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
g
548,583
Total 13,959,174
Communications Services (1.1%)
Activision Blizzard, Inc.
272,000 2.500%,  9/15/2050 152,053
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
92,000 10.500%,  2/15/2028
g
47,914
Altice Financing SA
81,000 5.750%,  8/15/2029
g
62,638
Altice France SA/France
184,000 5.125%,  7/15/2029
g
125,978
57,000 5.500%,  10/15/2029
g
39,210
AMC Networks, Inc.
40,000 5.000%,  4/1/2024 39,688
131,000 4.250%,  2/15/2029
f
80,485
American Tower Corporation
180,000 3.375%,  10/15/2026 166,625
135,000 5.800%,  11/15/2028 131,888
135,000 2.900%,  1/15/2030 110,093
157,000 5.650%,  3/15/2033 146,067
AT&T, Inc.
204,000 3.650%,  6/1/2051 125,557
301,000 3.500%,  9/15/2053 177,244
130,000 2.300%,  6/1/2027 114,853
275,000 4.350%,  3/1/2029
f
253,161
135,000 5.400%,  2/15/2034 124,042
200,000 4.900%,  8/15/2037 168,147
CCO Holdings, LLC/CCO Holdings
Capital Corporation
62,000 5.500%,  5/1/2026
g
59,127
160,000 5.125%,  5/1/2027
g
147,311
78,000 5.000%,  2/1/2028
g
70,039
10,000 6.375%,  9/1/2029
g
9,152
115,000 4.750%,  3/1/2030
g
94,866
100,000 4.500%,  8/15/2030
g
80,184
54,000 4.250%,  2/1/2031
g
42,023
107,000 4.750%,  2/1/2032
g
83,520
89,000 4.250%,  1/15/2034
g
64,285
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
203,000 4.200%,  3/15/2028 184,748
Principal
Amount Long-Term Fixed Income (36.8%) Value
Communications Services (1.1%) - continued
$ 360,000 3.500%,  6/1/2041 $ 215,712
Cimpress plc
69,000 7.000%,  6/15/2026 63,854
Clear Channel Outdoor Holdings,
Inc.
20,000 7.500%,  6/1/2029
f,g
14,558
Clear Channel Worldwide
Holdings, Inc.
162,000 5.125%,  8/15/2027
g
143,985
Comcast Corporation
204,000 5.350%,  5/15/2053 175,509
176,000 2.887%,  11/1/2051 97,199
168,000 4.250%,  10/15/2030 151,971
145,000 4.400%,  8/15/2035 123,366
317,000 4.750%,  3/1/2044 255,300
Connect Finco SARL/Connect US
Finco, LLC
53,000 6.750%,  10/1/2026
g
49,424
CSC Holdings, LLC
140,000 5.375%,  2/1/2028
g
111,487
110,000 6.500%,  2/1/2029
g
86,976
123,000 4.125%,  12/1/2030
g
82,405
Deutsche Telekom International
Finance BV
339,000 8.750%,  6/15/2030 379,829
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
192,000 5.875%,  8/15/2027
g
168,237
Discovery Communications, LLC
220,000 4.900%,  3/11/2026 214,359
DISH DBS Corporation
35,000 5.875%,  11/15/2024 32,113
48,000 5.250%,  12/1/2026
g
38,719
36,000 7.375%,  7/1/2028 20,331
62,000 5.750%,  12/1/2028
g
45,027
54,000 5.125%,  6/1/2029 27,810
DISH Network Corporation
52,000 11.750%,  11/15/2027
g
51,509
Frontier Communications
Holdings, LLC
124,000 5.875%,  10/15/2027
g
113,047
80,000 6.750%,  5/1/2029
f,g
63,304
26,000 8.750%,  5/15/2030
g
24,772
GCI, LLC
100,000 4.750%,  10/15/2028
g
85,810
Gray Escrow II, Inc.
134,000 5.375%,  11/15/2031
g
84,454
Gray Television, Inc.
115,000 4.750%,  10/15/2030
f,g
73,731
Iliad Holding SASU
127,000 6.500%,  10/15/2026
g
118,675
Lamar Media Corporation
56,000 3.625%,  1/15/2031 45,265
LCPR Senior Secured Financing
DAC
85,000 6.750%,  10/15/2027
g
76,925
Level 3 Financing, Inc.
103,000 4.625%,  9/15/2027
g
68,495
135,000 4.250%,  7/1/2028
g
76,339
49,000 10.500%,  5/15/2030
g
49,038
McGraw-Hill Education, Inc.
76,000 5.750%,  8/1/2028
g
64,053

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Communications Services (1.1%) - continued
$ 21,000 8.000%,  8/1/2029
g
$ 17,303
Meta Platforms, Inc.
102,000 5.600%,  5/15/2053 92,251
136,000 4.800%,  5/15/2030 131,137
272,000 3.850%,  8/15/2032 236,403
Netflix, Inc.
55,000 5.875%,  11/15/2028 55,021
138,000 5.375%,  11/15/2029
g
133,801
180,000 4.875%,  6/15/2030
g
168,471
News Corporation
98,000 3.875%,  5/15/2029
g
83,886
NTT Finance Corporation
238,000 4.372%,  7/27/2027
g
227,442
Omnicom Group, Inc.
95,000 3.600%,  4/15/2026 89,983
90,000 4.200%,  6/1/2030 79,269
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
55,000 6.250%,  6/15/2025
g
54,242
41,000 4.625%,  3/15/2030
g
32,903
Playtika Holding Corporation
87,000 4.250%,  3/15/2029
g
70,186
Radiate Holdco, LLC/Radiate
Finance, Inc.
70,000 6.500%,  9/15/2028
g
34,650
Scripps Escrow II, Inc.
39,000 3.875%,  1/15/2029
g
29,606
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
g
100,859
65,000 4.000%,  7/15/2028
g
55,278
55,000 4.125%,  7/1/2030
g
43,671
Sprint Capital Corporation
335,000 8.750%,  3/15/2032 377,091
Take-Two Interactive Software, Inc.
137,000 4.950%,  3/28/2028 131,642
TEGNA, Inc.
146,000 4.625%,  3/15/2028 125,925
Telecom Italia Capital SA
31,000 6.000%,  9/30/2034 25,513
Telecom Italia SPA/Milano
43,000 5.303%,  5/30/2024
g
42,164
Telesat Canada/Telesat, LLC
50,000 4.875%,  6/1/2027
f,g
29,625
20,000 6.500%,  10/15/2027
g
9,600
T-Mobile USA, Inc.
340,000 3.600%,  11/15/2060 197,791
210,000 4.375%,  4/15/2040 162,422
United States Cellular Corporation
51,000 6.700%,  12/15/2033 48,398
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
134,000 4.750%,  4/15/2028
g
108,295
Univision Communications, Inc.
106,000 6.625%,  6/1/2027
g
96,820
Verizon Communications, Inc.
204,000 3.000%,  11/20/2060 104,430
475,000 2.650%,  11/20/2040 287,126
310,000 3.400%,  3/22/2041 209,190
Virgin Media Finance plc
42,000 5.000%,  7/15/2030
g
33,020
Principal
Amount Long-Term Fixed Income (36.8%) Value
Communications Services (1.1%) - continued
Virgin Media Secured Finance plc
$ 54,000 5.500%,  5/15/2029
g
$ 47,817
VZ Secured Financing BV
140,000 5.000%,  1/15/2032
f,g
106,222
Warnermedia Holdings, Inc.
238,000 5.141%,  3/15/2052 168,413
204,000 4.054%,  3/15/2029 180,513
204,000 5.050%,  3/15/2042 151,109
YPSO Finance BIS SA
44,000 10.500%,  5/15/2027
g
23,940
Total 10,797,914
Consumer Cyclical (1.1%)
1011778 B.C., ULC/New Red
Finance, Inc.
140,000 4.375%,  1/15/2028
g
126,053
Adient Global Holdings, Ltd.
55,000 4.875%,  8/15/2026
g
51,222
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
45,000 6.625%,  7/15/2026
g
42,142
50,000 6.000%,  6/1/2029
g
36,125
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
170,000 4.625%,  6/1/2028
g
139,045
Allison Transmission, Inc.
56,000 3.750%,  1/30/2031
g
44,387
Amazon.com, Inc.
200,000 3.875%,  8/22/2037 163,806
American Axle & Manufacturing,
Inc.
165,000 6.500%,  4/1/2027 155,531
American Honda Finance
Corporation
135,000 5.850%,  10/4/2030 134,047
Arko Corporation
63,000 5.125%,  11/15/2029
g
51,080
Ashton Woods USA, LLC/Ashton
Woods Finance Company
70,000 4.625%,  8/1/2029
g
56,643
40,000 4.625%,  4/1/2030
g
30,972
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
g
87,139
Boyne USA, Inc.
38,000 4.750%,  5/15/2029
g
33,085
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
100,000 6.250%,  9/15/2027
g
87,002
Caesars Entertainment, Inc.
147,000 6.250%,  7/1/2025
g
144,631
50,000 8.125%,  7/1/2027
g
49,544
107,000 4.625%,  10/15/2029
g
87,935
Carnival Corporation
43,000 7.625%,  3/1/2026
g
41,813
190,000 5.750%,  3/1/2027
g
169,644
40,000 4.000%,  8/1/2028
g
34,793
Cedar Fair, LP
97,000 5.250%,  7/15/2029 83,540

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Consumer Cyclical (1.1%) - continued
Churchill Downs, Inc.
$ 70,000 4.750%,  1/15/2028
g
$ 62,687
41,000 6.750%,  5/1/2031
g
37,822
Cinemark USA, Inc.
116,000 5.875%,  3/15/2026
f,g
110,145
Clarios Global, LP/Clarios US
Finance Company, Inc.
50,000 8.500%,  5/15/2027
g
49,229
102,000 6.750%,  5/15/2028
g
99,436
D.R. Horton, Inc.
68,000 2.600%,  10/15/2025 63,774
Daimler Trucks Finance North
America, LLC
213,000 2.000%,  12/14/2026
g
189,612
Expedia Group, Inc.
352,000 3.250%,  2/15/2030 291,495
Ford Motor Company
154,000 3.250%,  2/12/2032 116,231
89,000 6.100%,  8/19/2032 82,320
Ford Motor Credit Company, LLC
375,000 2.300%,  2/10/2025 354,116
240,000 4.134%,  8/4/2025 228,753
195,000 2.700%,  8/10/2026 174,785
203,000 2.900%,  2/10/2029 166,005
Forestar Group, Inc.
70,000 3.850%,  5/15/2026
g
62,305
General Motors Company
165,000 6.125%,  10/1/2025 164,707
300,000 6.800%,  10/1/2027 304,681
General Motors Financial
Company, Inc.
180,000 1.500%,  6/10/2026 158,898
GLP Capital, LP
255,000 5.750%,  6/1/2028 239,074
Goodyear Tire & Rubber Company
75,000 5.000%,  7/15/2029 64,502
Guitar Center Escrow Issuer II, Inc.
35,000 8.500%,  1/15/2026
f,g
29,471
Hanesbrands, Inc.
91,000 4.875%,  5/15/2026
f,g
83,612
Hilton Domestic Operating
Company, Inc.
128,000 4.875%,  1/15/2030 114,909
40,000 3.625%,  2/15/2032
g
31,619
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
66,000 5.000%,  6/1/2029
g
55,275
Home Depot, Inc.
205,000 5.400%,  9/15/2040 187,409
120,000 4.250%,  4/1/2046 91,214
345,000 3.900%,  6/15/2047 246,853
Hyundai Capital America
136,000 6.250%,  11/3/2025
e,g
135,980
225,000 1.800%,  1/10/2028
g
187,050
International Game Technology plc
121,000 5.250%,  1/15/2029
g
110,095
Jacobs Entertainment, Inc.
56,000 6.750%,  2/15/2029
g
47,600
KB Home
105,000 4.800%,  11/15/2029 90,978
Principal
Amount Long-Term Fixed Income (36.8%) Value
Consumer Cyclical (1.1%) - continued
Kohl's Corporation
$ 114,000 4.625%,  5/1/2031 $ 77,951
102,000 5.550%,  7/17/2045 59,160
L Brands, Inc.
150,000 6.625%,  10/1/2030
g
138,869
30,000 6.875%,  11/1/2035 26,474
Lennar Corporation
234,000 4.750%,  5/30/2025 229,095
Light & Wonder International, Inc.
100,000 7.250%,  11/15/2029
g
96,977
Lowe's Companies, Inc.
136,000 5.625%,  4/15/2053 117,522
340,000 2.625%,  4/1/2031 268,546
Macy's Retail Holdings, LLC
95,000 5.875%,  4/1/2029
g
83,752
Marriott International, Inc./MD
255,000 4.625%,  6/15/2030 230,071
Mattamy Group Corporation
77,000 5.250%,  12/15/2027
g
69,181
McDonald's Corporation
282,000 4.450%,  3/1/2047 216,368
Michaels Companies, Inc.
66,000 5.250%,  5/1/2028
f,g
47,821
NCL Corporation, Ltd.
38,000 3.625%,  12/15/2024
g
35,947
28,000 5.875%,  3/15/2026
g
25,130
90,000 5.875%,  2/15/2027
g
82,842
Nissan Motor Acceptance
Company, LLC
207,000 1.125%,  9/16/2024
g
197,502
Nissan Motor Company, Ltd.
36,000 3.522%,  9/17/2025
g
34,044
37,000 4.345%,  9/17/2027
g
33,455
46,000 4.810%,  9/17/2030
g
39,081
Nordstrom, Inc.
33,000 4.375%,  4/1/2030
f
25,615
46,000 4.250%,  8/1/2031
f
33,699
PENN Entertainment, Inc.
95,000 4.125%,  7/1/2029
f,g
73,811
PetSmart, Inc./PetSmart Finance
Corporation
125,000 4.750%,  2/15/2028
g
110,610
94,000 7.750%,  2/15/2029
g
86,540
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
172,000 5.750%,  4/15/2026
g
166,859
76,000 6.250%,  1/15/2028
g
70,475
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
98,000 5.750%,  1/15/2029
g
61,759
Royal Caribbean Cruises, Ltd.
15,000 11.500%,  6/1/2025
g
15,853
184,000 4.250%,  7/1/2026
g
169,207
66,000 9.250%,  1/15/2029
g
68,893
65,000 7.250%,  1/15/2030
g
64,121
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
39,000 6.625%,  3/1/2030
g
33,540
SeaWorld Parks and
Entertainment, Inc.
62,000 5.250%,  8/15/2029
g
54,004

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Consumer Cyclical (1.1%) - continued
Six Flags Theme Parks, Inc.
$ 45,000 7.000%,  7/1/2025
g
$ 44,690
Staples, Inc.
79,000 7.500%,  4/15/2026
g
64,440
49,000 10.750%,  4/15/2027
g
26,992
Starbucks Corporation
162,000 4.750%,  2/15/2026 159,115
Station Casinos, LLC
74,000 4.625%,  12/1/2031
g
58,427
Target Corporation
204,000 2.950%,  1/15/2052 117,492
Tenneco, Inc.
69,000 8.000%,  11/17/2028
g
55,373
Tripadvisor, Inc.
21,000 7.000%,  7/15/2025
g
20,790
Uber Technologies, Inc.
60,000 6.250%,  1/15/2028
g
57,750
VICI Properties, LP/VICI Note
Company, Inc.
271,000 4.625%,  6/15/2025
g
260,290
129,000 5.750%,  2/1/2027
g
123,455
80,000 3.750%,  2/15/2027
g
71,986
99,000 4.125%,  8/15/2030
g
81,670
Viking Cruises, Ltd.
132,000 5.875%,  9/15/2027
g
118,919
Volkswagen Group of America
Finance, LLC
165,000 4.350%,  6/8/2027
g
155,709
Wabash National Corporation
97,000 4.500%,  10/15/2028
g
80,268
Walmart, Inc.
204,000 4.500%,  9/9/2052 165,516
Wyndham Hotels & Resorts, Inc.
60,000 4.375%,  8/15/2028
g
52,953
Yum! Brands, Inc.
110,000 4.750%,  1/15/2030
g
97,923
ZF North America Capital, Inc.
55,000 7.125%,  4/14/2030
g
53,354
Total 11,294,707
Consumer Non-Cyclical (1.3%)
1375209 B.C., Ltd.
69,000 9.000%,  1/30/2028
g
66,888
Abbott Laboratories
237,000 4.750%,  11/30/2036 216,045
AbbVie, Inc.
75,000 2.950%,  11/21/2026 69,462
100,000 4.500%,  5/14/2035 87,360
325,000 4.300%,  5/14/2036 275,992
200,000 4.850%,  6/15/2044 167,267
225,000 4.875%,  11/14/2048 186,298
AdaptHealth, LLC
125,000 4.625%,  8/1/2029
g
93,438
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
130,000 4.625%,  1/15/2027
g
121,837
136,000 3.500%,  3/15/2029
g
115,954
Altria Group, Inc.
136,000 6.875%,  11/1/2033 134,821
Principal
Amount Long-Term Fixed Income (36.8%) Value
Consumer Non-Cyclical (1.3%) - continued
Amgen, Inc.
$ 200,000 4.200%,  2/22/2052 $ 140,703
206,000 5.250%,  3/2/2030 197,759
206,000 5.600%,  3/2/2043 183,735
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
316,000 4.700%,  2/1/2036 278,092
Anheuser-Busch InBev Worldwide,
Inc.
383,000 4.375%,  4/15/2038 316,815
204,000 5.550%,  1/23/2049 185,073
Archer-Daniels-Midland Company
260,000 2.700%,  9/15/2051 146,169
AstraZeneca plc
360,000 3.000%,  5/28/2051
f
220,623
B&G Foods, Inc.
42,000 5.250%,  9/15/2027
f
34,566
90,000 8.000%,  9/15/2028
g
87,704
BAT Capital Corporation
68,000 7.750%,  10/19/2032 69,779
137,000 7.079%,  8/2/2043 124,899
Bausch & Lomb Escrow
Corporation
21,000 8.375%,  10/1/2028
g
20,858
Bausch Health Companies, Inc.
38,000 5.500%,  11/1/2025
g
32,775
140,000 4.875%,  6/1/2028
g
69,831
93,000 11.000%,  9/30/2028
g
56,730
Baxter International, Inc.
203,000 3.132%,  12/1/2051
f
111,552
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 68,004
160,000 3.700%,  6/6/2027 148,879
BellRing Brands, Inc.
58,000 7.000%,  3/15/2030
g
56,333
Bristol-Myers Squibb Company
342,000 3.550%,  3/15/2042 242,404
Cargill, Inc.
206,000 3.125%,  5/25/2051
g
124,607
Catalent Pharma Solutions, Inc.
69,000 3.125%,  2/15/2029
f,g
54,251
Central Garden & Pet Company
130,000 4.125%,  10/15/2030 106,029
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
g
8,870
Chobani, LLC/Chobani Finance
Corporation, Inc.
100,000 4.625%,  11/15/2028
g
86,457
CHS/Community Health Systems,
Inc.
76,000 5.625%,  3/15/2027
g
61,745
24,000 8.000%,  12/15/2027
g
20,356
102,000 6.000%,  1/15/2029
g
77,265
42,000 5.250%,  5/15/2030
g
29,826
44,000 4.750%,  2/15/2031
g
29,491
Constellation Brands, Inc.
190,000 3.600%,  2/15/2028 173,779
110,000 2.875%,  5/1/2030 90,581

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Consumer Non-Cyclical (1.3%) - continued
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
$ 123,000 4.750%,  1/15/2029
g
$ 108,883
69,000 6.625%,  7/15/2030
g
65,738
CVS Health Corporation
306,000 5.625%,  2/21/2053 259,313
153,000 5.125%,  2/21/2030 144,033
245,000 4.875%,  7/20/2035 211,542
Edgewell Personal Care Company
85,000 5.500%,  6/1/2028
g
77,577
Eli Lilly & Company
102,000 4.950%,  2/27/2063 86,873
Embecta Corporation
32,000 6.750%,  2/15/2030
g
26,528
Encompass Health Corporation
160,000 4.500%,  2/1/2028 144,245
Energizer Holdings, Inc.
100,000 4.750%,  6/15/2028
g
85,414
Fortrea Holdings, Inc.
54,000 7.500%,  7/1/2030
g
52,110
General Mills, Inc.
54,000 4.950%,  3/29/2033 49,042
Grifols SA
96,000 4.750%,  10/15/2028
g
80,640
HCA, Inc.
234,000 3.500%,  9/1/2030 193,669
HLF Financing SARL, LLC/
Herbalife International, Inc.
169,000 4.875%,  6/1/2029
g
115,343
Imperial Brands Finance plc
200,000 3.875%,  7/26/2029
g
174,443
Jazz Securities DAC
55,000 4.375%,  1/15/2029
g
47,832
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
135,000 6.750%,  3/15/2034
g
126,506
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
68,000 4.375%,  2/2/2052 41,529
135,000 5.500%,  1/15/2030 123,373
204,000 3.000%,  5/15/2032 148,363
Kenvue, Inc.
265,000 5.350%,  3/22/2026 264,060
Kimberly-Clark Corporation
220,000 3.900%,  5/4/2047 159,591
Kraft Heinz Foods Company
154,000 3.875%,  5/15/2027 144,369
30,000 5.200%,  7/15/2045 24,791
180,000 4.375%,  6/1/2046 131,698
Lamb Weston Holdings, Inc.
60,000 4.125%,  1/31/2030
g
50,899
Legacy LifePoint Health, LLC
41,000 4.375%,  2/15/2027
g
33,903
LifePoint Health, Inc.
43,000 11.000%,  10/15/2030
g
40,466
Mattel, Inc.
124,000 3.375%,  4/1/2026
g
114,535
170,000 5.450%,  11/1/2041 132,610
Principal
Amount Long-Term Fixed Income (36.8%) Value
Consumer Non-Cyclical (1.3%) - continued
Medtronic, Inc.
$ 204,000 4.375%,  3/15/2035 $ 178,469
ModivCare Escrow Issuer, Inc.
35,000 5.000%,  10/1/2029
g
25,508
ModivCare, Inc.
28,000 5.875%,  11/15/2025
g
26,460
Mozart Debt Merger Sub, Inc.
91,000 3.875%,  4/1/2029
g
76,837
68,000 5.250%,  10/1/2029
f,g
57,883
Newell Brands, Inc.
197,000 5.200%,  4/1/2026 185,998
Organon & Company/Organon
Foreign Debt Co-Issuer BV
96,000 4.125%,  4/30/2028
g
82,921
57,000 5.125%,  4/30/2031
g
44,512
Owens & Minor, Inc.
93,000 6.625%,  4/1/2030
g
81,268
PepsiCo, Inc.
175,000 4.200%,  7/18/2052 135,012
Perrigo Finance Unlimited
Company
100,000 4.375%,  3/15/2026 93,877
Pfizer Investment Enterprises Pte,
Ltd.
306,000 5.300%,  5/19/2053 267,703
102,000 4.750%,  5/19/2033 93,738
134,000 5.110%,  5/19/2043 117,614
Philip Morris International, Inc.
204,000 4.875%,  2/13/2026 200,373
139,000 5.125%,  11/17/2027 135,492
135,000 5.500%,  9/7/2030 129,222
204,000 5.375%,  2/15/2033 188,475
Post Holdings, Inc.
80,000 4.500%,  9/15/2031
g
64,731
Primo Water Holdings, Inc.
83,000 4.375%,  4/30/2029
g
70,028
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
41,000 9.750%,  12/1/2026
g
38,334
Reynolds American, Inc.
299,000 5.700%,  8/15/2035 256,176
Roche Holdings, Inc.
138,000 4.000%,  11/28/2044
g
105,963
Scotts Miracle-Gro Company
38,000 4.500%,  10/15/2029 30,020
SEG Holding, LLC
130,000 5.625%,  10/15/2028
g
130,225
Simmons Foods, Inc.
104,000 4.625%,  3/1/2029
g
84,481
Spectrum Brands, Inc.
85,000 5.000%,  10/1/2029
g
76,253
40,000 5.500%,  7/15/2030
g
35,700
70,000 3.875%,  3/15/2031
g
56,031
Star Parent, Inc.
70,000 9.000%,  10/1/2030
g
69,467
Sysco Corporation
205,000 6.600%,  4/1/2040 202,003
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 118,604

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Consumer Non-Cyclical (1.3%) - continued
Teleflex, Inc.
$ 140,000 4.250%,  6/1/2028
g
$ 123,550
Tenet Healthcare Corporation
285,000 5.125%,  11/1/2027 263,088
50,000 6.125%,  10/1/2028 46,375
82,000 6.750%,  5/15/2031
g
77,870
Teva Pharmaceutical Finance
Netherlands III BV
75,000 3.150%,  10/1/2026 66,032
TreeHouse Foods, Inc.
109,000 4.000%,  9/1/2028
f
88,672
Utah Acquisition Sub, Inc.
135,000 3.950%,  6/15/2026 126,453
Viterra Finance BV
169,000 3.200%,  4/21/2031
g
133,450
Wyeth, LLC
135,000 6.500%,  2/1/2034 139,350
Zoetis, Inc.
318,000 4.700%,  2/1/2043 261,115
Total 13,437,153
Energy (0.9%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
53,000 5.375%,  6/15/2029
g
48,127
Antero Resources Corporation
37,000 5.375%,  3/1/2030
g
33,763
Archrock Partners, LP/Archrock
Partners Finance Corporation
105,000 6.250%,  4/1/2028
g
97,519
Baytex Energy Corporation
68,000 8.500%,  4/30/2030
g
67,350
BP Capital Markets America, Inc.
440,000 2.939%,  6/4/2051 252,979
Buckeye Partners, LP
120,000 3.950%,  12/1/2026 109,370
Callon Petroleum Company
44,000 7.500%,  6/15/2030
f,g
42,617
Canadian Natural Resources, Ltd.
140,000 2.950%,  7/15/2030 114,162
Cheniere Energy Partners, LP
544,000 4.500%,  10/1/2029 487,069
Chesapeake Energy Corporation
52,000 6.750%,  4/15/2029
g
50,880
Chord Energy Corporation
52,000 6.375%,  6/1/2026
g
51,050
Civitas Resources, Inc.
31,000 8.375%,  7/1/2028
g
31,191
24,000 8.625%,  11/1/2030
g
24,428
48,000 8.750%,  7/1/2031
g
48,445
CNX Resources Corporation
40,000 6.000%,  1/15/2029
g
36,678
Columbia Pipelines Holding
Company, LLC
134,000 6.042%,  8/15/2028
g
131,674
Columbia Pipelines Operating
Company, LLC
33,000 5.927%,  8/15/2030
g
31,864
Principal
Amount Long-Term Fixed Income (36.8%) Value
Energy (0.9%) - continued
Comstock Resources, Inc.
$ 75,000 5.875%,  1/15/2030
g
$ 64,126
Continental Resources, Inc.
237,000 2.268%,  11/15/2026
g
210,015
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
76,000 5.500%,  6/15/2031
g
66,101
Crescent Energy Finance, LLC
75,000 9.250%,  2/15/2028
g
75,537
CrownRock, LP/CrownRock
Finance, Inc.
62,000 5.625%,  10/15/2025
g
60,982
Diamond Foreign Asset Company/
Diamond Finance, LLC
28,000 8.500%,  10/1/2030
g
27,292
Diamondback Energy, Inc.
135,000 3.125%,  3/24/2031 110,527
DT Midstream, Inc.
57,000 4.125%,  6/15/2029
g
49,009
35,000 4.375%,  6/15/2031
g
29,066
Enbridge, Inc.
86,000 2.500%,  2/14/2025 82,252
Enerflex, Ltd.
56,000 9.000%,  10/15/2027
g
50,960
Energy Transfer, LP
150,000 4.000%,  10/1/2027 138,106
155,000 4.900%,  3/15/2035 131,611
50,000 5.150%,  2/1/2043 38,371
275,000 6.000%,  6/15/2048 233,819
EnLink Midstream Partners, LP
133,000 4.850%,  7/15/2026 125,022
Enterprise Products Operating,
LLC
175,000 3.300%,  2/15/2053 107,155
EQM Midstream Partners, LP
188,000 4.750%,  1/15/2031
g
158,297
EQT Corporation
113,000 6.125%,  2/1/2025 112,653
204,000 3.900%,  10/1/2027 187,698
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 197,130
Ferrellgas, LP/Ferrellgas Finance
Corporation
78,000 5.375%,  4/1/2026
g
73,006
Genesis Energy LP/Genesis
Energy Finance Corporation
112,000 8.875%,  4/15/2030 108,271
Halliburton Company
172,000 4.850%,  11/15/2035 151,337
136,000 5.000%,  11/15/2045 111,724
Harvest Midstream, LP
85,000 7.500%,  9/1/2028
g
80,542
Hess Midstream Operations, LP
68,000 5.625%,  2/15/2026
g
65,854
Hilcorp Energy I, LP/Hilcorp
Finance Company
125,000 5.750%,  2/1/2029
g
112,535
37,000 6.250%,  4/15/2032
g
32,312
Howard Midstream Energy
Partners, LLC
102,000 6.750%,  1/15/2027
g
96,400

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Energy (0.9%) - continued
ITT Holdings, LLC
$ 90,000 6.500%,  8/1/2029
g
$ 75,263
Laredo Petroleum, Inc.
118,000 7.750%,  7/31/2029
g
106,844
Magellan Midstream Partners, LP
74,000 5.000%,  3/1/2026 72,196
MEG Energy Corporation
89,000 5.875%,  2/1/2029
g
83,169
MPLX, LP
177,000 4.875%,  6/1/2025 173,517
272,000 4.950%,  9/1/2032 241,470
52,000 5.000%,  3/1/2033 46,048
Murphy Oil Corporation
70,000 5.875%,  12/1/2027 67,312
Nabors Industries, Ltd.
110,000 7.250%,  1/15/2026
g
103,342
National Fuel Gas Company
244,000 5.500%,  1/15/2026 239,315
New Fortress Energy, Inc.
40,000 6.750%,  9/15/2025
g
37,109
Noble Finance II, LLC
68,000 8.000%,  4/15/2030
g
67,958
Northern Oil and Gas, Inc.
69,000 8.750%,  6/15/2031
g
68,651
Northriver Midstream Finance, LP
33,000 5.625%,  2/15/2026
g
31,185
NuStar Logistics, LP
62,000 5.750%,  10/1/2025 60,003
Occidental Petroleum Corporation
340,000 7.875%,  9/15/2031 364,021
Ovintiv, Inc.
237,000 5.375%,  1/1/2026 232,910
135,000 6.250%,  7/15/2033 128,328
PBF Holding Company, LLC/PBF
Finance Corporation
56,000 6.000%,  2/15/2028 51,481
Permian Resources Operating,
LLC
63,000 7.000%,  1/15/2032
g
61,072
Phillips 66 Company
152,000 4.950%,  12/1/2027 147,671
Precision Drilling Corporation
75,000 6.875%,  1/15/2029
g
69,443
Range Resources Corporation
56,000 4.750%,  2/15/2030
g
49,736
Rockcliff Energy II, LLC
73,000 5.500%,  10/15/2029
g
65,889
Rockies Express Pipeline, LLC
54,000 4.950%,  7/15/2029
g
47,592
SM Energy Company
33,000 6.625%,  1/15/2027 32,067
50,000 6.500%,  7/15/2028 48,136
Southwestern Energy Company
68,000 5.375%,  3/15/2030 62,373
48,000 4.750%,  2/1/2032 41,279
Suncor Energy, Inc.
248,000 7.150%,  2/1/2032 255,891
Sunoco, LP/Sunoco Finance
Corporation
90,000 5.875%,  3/15/2028 85,139
Principal
Amount Long-Term Fixed Income (36.8%) Value
Energy (0.9%) - continued
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
$ 126,000 5.500%,  1/15/2028
g
$ 110,382
Targa Resources Corporation
238,000 4.200%,  2/1/2033 197,269
Teine Energy, Ltd.
65,000 6.875%,  4/15/2029
g
60,206
Transocean, Inc.
70,000 11.500%,  1/30/2027
g
72,844
95,950 8.750%,  2/15/2030
g
95,667
USA Compression Partners, LP/
USA Compression Finance
Corporation
92,000 6.875%,  4/1/2026 89,342
Valaris, Ltd.
69,000 8.375%,  4/30/2030
g
67,706
Venture Global Calcasieu Pass,
LLC
97,000 3.875%,  8/15/2029
g
80,721
73,000 6.250%,  1/15/2030
g
68,865
55,000 4.125%,  8/15/2031
g
44,220
Venture Global LNG, Inc.
140,000 8.375%,  6/1/2031
g
133,596
68,000 9.875%,  2/1/2032
g
68,951
Weatherford International, Ltd.
63,000 8.625%,  4/30/2030
g
63,660
Western Midstream Operating, LP
135,000 6.350%,  1/15/2029 134,274
68,000 6.150%,  4/1/2033 64,313
Williams Companies, Inc.
136,000 5.300%,  8/15/2052 110,570
225,000 7.500%,  1/15/2031 233,563
Total 9,659,435
Financials (3.2%)
Acrisure, LLC/Acrisure Finance,
Inc.
24,000 6.000%,  8/1/2029
g
19,360
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
150,000 3.500%,  1/15/2025 144,641
151,000 6.100%,  1/15/2027 148,523
175,000 3.875%,  1/23/2028 157,165
150,000 3.400%,  10/29/2033 112,170
Air Lease Corporation
337,000 3.000%,  2/1/2030 273,724
Aircastle, Ltd.
225,000 5.250%,  8/11/2025
g
219,048
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
48,000 6.750%,  10/15/2027
g
43,836
Ally Financial, Inc.
160,000 5.750%,  11/20/2025 152,843
270,000 8.000%,  11/1/2031 263,532
18,000 6.700%,  2/14/2033 15,130
American Homes 4 Rent, LP
300,000 2.375%,  7/15/2031 223,003
American International Group, Inc.
266,000 5.125%,  3/27/2033 241,889

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Financials (3.2%) - continued
AmWINS Group, Inc.
$ 70,000 4.875%,  6/30/2029
g
$ 59,923
ANZ Bank New Zealand, Ltd.
200,000 5.548%,  8/11/2032
b,g
192,830
Aon Corporation/Aon Global
Holdings plc
70,000 5.350%,  2/28/2033 65,239
Ares Capital Corporation
101,000 3.250%,  7/15/2025 94,713
200,000 3.875%,  1/15/2026 187,040
157,000 2.150%,  7/15/2026 137,892
Arthur J. Gallagher & Company
34,000 6.750%,  2/15/2054 33,408
Associated Banc-Corp
275,000 4.250%,  1/15/2025 263,616
Australia & New Zealand Banking
Group, Ltd.
250,000 2.950%,  7/22/2030
b,g
232,299
Avolon Holdings Funding, Ltd.
112,000 5.250%,  5/15/2024
g
110,947
135,000 4.250%,  4/15/2026
g
126,006
Banco Santander Mexico SA
200,000 5.375%,  4/17/2025
g
196,359
Banco Santander SA
200,000 4.175%,  3/24/2028
b
183,135
Bank of America Corporation
234,000 5.080%,  1/20/2027
b
227,791
225,000 1.734%,  7/22/2027
b
198,565
205,000 3.824%,  1/20/2028
b
189,188
119,000 5.202%,  4/25/2029
b
113,141
180,000 2.087%,  6/14/2029
b
148,616
125,000 2.496%,  2/13/2031
b
98,525
325,000 1.922%,  10/24/2031
b
239,666
204,000 2.972%,  2/4/2033
b
156,352
409,000 4.571%,  4/27/2033
b
352,725
203,000 5.872%,  9/15/2034
b
191,160
275,000 3.846%,  3/8/2037
b
216,944
Bank of New York Mellon
Corporation
135,000 6.317%,  10/25/2029
b
136,044
Bank of Nova Scotia
70,000 4.850%,  2/1/2030 64,369
Barclays plc
204,000 6.496%,  9/13/2027
b
202,089
410,000 4.972%,  5/16/2029
b
377,424
200,000 5.746%,  8/9/2033
b
179,493
Berkshire Hathaway Finance
Corporation
272,000 2.850%,  10/15/2050 156,256
Blackstone Private Credit Fund
203,000 2.700%,  1/15/2025 192,647
Blue Owl Capital Corporation
90,000 4.250%,  1/15/2026 83,887
Blue Owl Credit Income
Corporation
170,000 4.700%,  2/8/2027 154,222
Blue Owl Technology Finance
Corporation
90,000 4.750%,  12/15/2025
g
83,381
BNP Paribas SA
340,000 3.132%,  1/20/2033
b,g
259,489
Principal
Amount Long-Term Fixed Income (36.8%) Value
Financials (3.2%) - continued
BPCE SA
$ 315,000 3.500%,  10/23/2027
g
$ 281,129
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
24,000 4.500%,  4/1/2027
g
20,021
Burford Capital Global Finance,
LLC
84,000 9.250%,  7/1/2031
g
82,908
Camden Property Trust
150,000 3.150%,  7/1/2029 130,491
Canadian Imperial Bank of
Commerce
204,000 5.001%,  4/28/2028 194,223
Capital One Financial Corporation
200,000 4.200%,  10/29/2025 189,651
225,000 2.636%,  3/3/2026
b
211,025
Castlelake Aviation Finance DAC
37,000 5.000%,  4/15/2027
g
32,645
Centene Corporation
370,000 2.625%,  8/1/2031 277,870
Charles Schwab Corporation
350,000 2.450%,  3/3/2027 308,577
136,000 6.136%,  8/24/2034
b
127,378
Chubb INA Holdings, Inc.
138,000 4.350%,  11/3/2045 107,703
Citigroup, Inc.
207,000 0.981%,  5/1/2025
b
200,927
370,000 4.400%,  6/10/2025 358,089
160,000 3.200%,  10/21/2026 147,498
240,000 3.668%,  7/24/2028
b
217,421
120,000 4.125%,  7/25/2028 107,716
225,000 3.520%,  10/27/2028
b
202,249
289,000 4.910%,  5/24/2033
b
256,121
167,000 6.174%,  5/25/2034
b
155,232
Cooperatieve Rabobank UA
273,000 5.564%,  2/28/2029
b,g
263,128
Corebridge Financial, Inc.
102,000 4.350%,  4/5/2042 73,956
Credit Acceptance Corporation
120,000 5.125%,  12/31/2024
g
116,017
Credit Agricole SA
187,000 6.875%,  9/23/2024
b,g,k
181,611
Credit Suisse Group AG
200,000 7.250%,  9/12/2025
b,g,k,l
21,000
Danske Bank AS
200,000 0.976%,  9/10/2025
b,g
190,490
Deutsche Bank AG/New York, NY
300,000 3.729%,  1/14/2032
b
217,211
Discover Bank
260,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
234,000
Drawbridge Special Opportunities
Fund, LP
155,000 3.875%,  2/15/2026
g
136,749
Elevance Health, Inc.
250,000 3.125%,  5/15/2050 148,138
220,000 4.625%,  5/15/2042 176,397
Enact Holdings, Inc.
52,000 6.500%,  8/15/2025
g
51,077

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Financials (3.2%) - continued
EPR Properties
$ 105,000 4.950%,  4/15/2028 $ 91,496
Fifth Third Bancorp
95,000 6.339%,  7/27/2029
b
92,017
First Horizon Bank
90,000 5.750%,  5/1/2030 76,172
First Horizon National Corporation
350,000 4.000%,  5/26/2025 325,570
First-Citizens Bank & Trust
Company
119,000 6.125%,  3/9/2028 115,384
Five Corners Funding Trust IV
136,000 5.997%,  2/15/2053
g
122,454
Fortress Transportation and
Infrastructure Investors, LLC
66,000 6.500%,  10/1/2025
g
65,348
35,000 9.750%,  8/1/2027
g
36,006
22,000 5.500%,  5/1/2028
g
20,005
Freedom Mortgage Corporation
34,000 7.625%,  5/1/2026
g
31,290
28,000 12.000%,  10/1/2028
g
28,090
FS KKR Capital Corporation
180,000 4.250%,  2/14/2025
g
172,746
225,000 3.400%,  1/15/2026 205,828
GGAM Finance, Ltd.
68,000 7.750%,  5/15/2026
g
67,457
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
131,000 3.750%,  12/15/2027
g
99,179
Goldman Sachs Group, Inc.
174,000 1.948%,  10/21/2027
b
152,601
204,000 6.484%,  10/24/2029
b
203,952
85,000 1.992%,  1/27/2032
b
62,357
612,000 3.102%,  2/24/2033
b
475,765
Healthpeak OP, LLC
47,000 3.400%,  2/1/2025 45,414
HSBC Holdings plc
275,000 3.803%,  3/11/2025
b
272,119
300,000 2.999%,  3/10/2026
b
286,068
350,000 3.900%,  5/25/2026 330,243
225,000 5.402%,  8/11/2033
b
202,314
HUB International, Ltd.
111,000 5.625%,  12/1/2029
f,g
95,596
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
70,000 6.375%,  12/15/2025 65,852
78,000 5.250%,  5/15/2027 66,787
Intercontinental Exchange, Inc.
100,000 4.950%,  6/15/2052 81,754
Invitation Homes Operating
Partnership, LP
170,000 2.000%,  8/15/2031 122,405
J.P. Morgan Chase & Company
180,000 0.824%,  6/1/2025
b
173,926
250,000 1.040%,  2/4/2027
b
222,306
270,000 1.578%,  4/22/2027
b
240,876
300,000 2.947%,  2/24/2028
b
270,033
275,000 4.203%,  7/23/2029
b
252,203
175,000 2.522%,  4/22/2031
b
139,184
265,000 1.953%,  2/4/2032
b
196,868
273,000 4.586%,  4/26/2033
b
239,945
Principal
Amount Long-Term Fixed Income (36.8%) Value
Financials (3.2%) - continued
$ 204,000 4.912%,  7/25/2033
b
$ 183,239
280,000 3.882%,  7/24/2038
b
214,237
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
28,000 5.000%,  8/15/2028
g
22,346
KeyBank NA/Cleveland, OH
125,000 5.000%,  1/26/2033 100,638
KeyCorp
100,000 3.878%,  5/23/2025
b
95,728
Kimco Realty OP, LLC
209,000 3.300%,  2/1/2025 201,396
Lloyds Banking Group plc
203,000 5.871%,  3/6/2029
b
196,582
LPL Holdings, Inc.
100,000 4.000%,  3/15/2029
g
85,987
Macquarie Group, Ltd.
276,000 1.201%,  10/14/2025
b,g
262,556
Manufacturers & Traders Trust
Company
203,000 4.700%,  1/27/2028 183,954
Marsh & McLennan Companies,
Inc.
51,000 5.450%,  3/15/2053 44,932
136,000 5.400%,  9/15/2033 129,267
Massachusetts Mutual Life
Insurance Company
275,000 3.200%,  12/1/2061
*
144,634
Mitsubishi UFJ Financial Group,
Inc.
200,000 0.962%,  10/11/2025
b
189,881
202,000 5.422%,  2/22/2029
b
195,612
250,000 2.048%,  7/17/2030 190,506
Molina Healthcare, Inc.
73,000 4.375%,  6/15/2028
g
64,971
Morgan Stanley
100,000 2.630%,  2/18/2026
b
95,210
110,000 2.188%,  4/28/2026
b
103,465
275,000 4.350%,  9/8/2026 260,179
267,000 5.050%,  1/28/2027
b
260,758
240,000 3.591%,  7/22/2028
b
217,659
136,000 5.164%,  4/20/2029
b
129,394
350,000 3.622%,  4/1/2031
b
296,337
136,000 5.250%,  4/21/2034
b
122,537
238,000 5.297%,  4/20/2037
b
206,408
MPT Operating Partnership, LP/
MPT Finance Corporation
97,000 4.625%,  8/1/2029 67,156
Nasdaq, Inc.
150,000 3.250%,  4/28/2050
f
87,922
Nationstar Mortgage Holdings,
Inc.
69,000 6.000%,  1/15/2027
g
64,137
NatWest Group plc
100,000 4.445%,  5/8/2030
b
88,641
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
79,000 4.500%,  9/30/2028
g
59,151
New York Life Global Funding
206,000 4.550%,  1/28/2033
g
184,050
NFP Corporation
41,000 6.875%,  8/15/2028
g
35,010

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Financials (3.2%) - continued
NNN REIT, Inc.
$ 206,000 5.600%,  10/15/2033 $ 189,876
Office Properties Income Trust
30,000 2.650%,  6/15/2026 19,724
Omega Healthcare Investors, Inc.
292,000 3.625%,  10/1/2029 237,885
225,000 3.375%,  2/1/2031 172,978
OneMain Finance Corporation
83,000 6.875%,  3/15/2025 81,887
187,000 3.875%,  9/15/2028 147,852
Park Intermediate Holdings, LLC
110,000 4.875%,  5/15/2029
g
91,805
Pine Street Trust I
204,000 4.572%,  2/15/2029
g
181,338
PNC Financial Services Group,
Inc.
194,000 5.812%,  6/12/2026
b
191,428
67,000 6.615%,  10/20/2027
b
67,166
272,000 4.626%,  6/6/2033
b
226,932
PRA Group, Inc.
67,000 7.375%,  9/1/2025
g
62,645
56,000 8.375%,  2/1/2028
g
46,130
Principal Life Global Funding II
179,000 1.250%,  8/16/2026
g
157,170
Prologis, LP
136,000 2.875%,  11/15/2029 114,537
Prudential Financial, Inc.
258,000 5.125%,  3/1/2052
b
219,362
Radian Group, Inc.
70,000 4.875%,  3/15/2027 64,964
Regency Centers, LP
190,000 4.125%,  3/15/2028 173,932
RLJ Lodging Trust, LP
35,000 3.750%,  7/1/2026
g
31,498
73,000 4.000%,  9/15/2029
g
59,495
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
105,000 3.625%,  3/1/2029
g
85,333
Royal Bank of Canada
194,000 5.200%,  7/20/2026 190,837
170,000 5.000%,  5/2/2033
f
153,075
Santander Holdings USA, Inc.
67,000 6.499%,  3/9/2029
b
64,801
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
b
313,769
Service Properties Trust
39,000 4.650%,  3/15/2024 38,534
22,000 4.350%,  10/1/2024 21,089
79,000 7.500%,  9/15/2025 76,754
70,000 5.500%,  12/15/2027 59,098
Simon Property Group, LP
235,000 3.800%,  7/15/2050 149,368
SLM Corporation
40,000 4.200%,  10/29/2025 37,200
Societe Generale SA
132,000 4.750%,  11/24/2025
g
125,479
Spirit Realty, LP
263,000 2.100%,  3/15/2028 219,215
Standard Chartered plc
241,000 1.822%,  11/23/2025
b,g
228,463
Principal
Amount Long-Term Fixed Income (36.8%) Value
Financials (3.2%) - continued
Sumitomo Mitsui Financial Group,
Inc.
$ 120,000 3.010%,  10/19/2026 $ 110,139
207,000 5.710%,  1/13/2030 199,410
250,000 1.710%,  1/12/2031 181,598
Synchrony Financial
70,000 4.250%,  8/15/2024 68,535
17,000 7.250%,  2/2/2033 14,416
Synovus Bank
250,000 5.625%,  2/15/2028 222,034
Toronto-Dominion Bank
204,000 5.156%,  1/10/2028 196,672
156,000 5.523%,  7/17/2028 152,090
Truist Financial Corporation
133,000 6.047%,  6/8/2027
b
130,275
97,000 5.125%,  12/15/2027
b,k
67,468
170,000 5.122%,  1/26/2034
b
145,864
U.S. Bancorp
136,000 5.727%,  10/21/2026
b
134,049
196,000 5.775%,  6/12/2029
b
188,466
47,000 5.836%,  6/12/2034
b
43,290
UBS Group AG
350,000 2.193%,  6/5/2026
b,g
325,813
203,000 6.246%,  9/22/2029
b,g
198,892
170,000 3.091%,  5/14/2032
b,g
130,756
UDR, Inc.
175,000 2.100%,  8/1/2032 123,531
United Wholesale Mortgage, LLC
22,000 5.500%,  11/15/2025
g
20,911
55,000 5.500%,  4/15/2029
g
46,062
UnitedHealth Group, Inc.
136,000 5.875%,  2/15/2053 128,615
204,000 4.750%,  5/15/2052 163,300
244,000 4.625%,  7/15/2035 216,919
USI, Inc./NY
28,000 6.875%,  5/1/2025
g
27,744
Wells Fargo & Company
114,000 3.000%,  4/22/2026 105,921
163,000 3.000%,  10/23/2026 149,318
204,000 3.526%,  3/24/2028
b
186,002
300,000 2.393%,  6/2/2028
b
261,500
128,000 5.574%,  7/25/2029
b
123,428
112,000 5.389%,  4/24/2034
b
101,389
307,000 4.900%,  11/17/2045 233,494
Willis North America, Inc.
272,000 4.650%,  6/15/2027 258,877
XHR, LP
35,000 6.375%,  8/15/2025
g
33,950
38,000 4.875%,  6/1/2029
g
32,151
Total 32,895,481
Foreign Government (<0.1%)
NBN Company, Ltd.
225,000 2.625%,  5/5/2031
g
177,861
Total 177,861
Mortgage-Backed Securities (10.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
966,315 2.000%,  5/1/2051 716,017

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Mortgage-Backed Securities (10.8%) -
continued
$ 3,602,668 2.500%,  5/1/2051 $ 2,779,850
1,774,052 3.500%,  5/1/2052 1,479,508
2,146,691 4.000%,  5/1/2052 1,871,640
4,941,570 3.500%,  6/1/2052 4,124,213
810,929 5.000%,  7/1/2053 750,420
444,898 5.500%,  7/1/2053 423,060
1,168,929 3.500%,  8/1/2052 981,437
1,161,114 5.000%,  8/1/2053 1,076,633
2,796,061 5.500%,  9/1/2053 2,657,607
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,376,094 2.500%,  7/1/2030 1,272,090
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,582,275 3.000%,  12/1/2036 1,369,778
1,281,942 3.000%,  8/1/2038 1,117,706
1,974,234 3.500%,  5/1/2040 1,704,430
2,275,738 2.500%,  4/1/2042 1,829,647
530,025 2.000%,  5/1/2042 420,191
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,701,630 3.000%,  1/1/2052 3,795,002
457,325 2.000%,  2/1/2051 338,683
719,306 2.000%,  2/1/2051 533,581
2,762,188 2.500%,  2/1/2051 2,135,771
2,478,504 2.500%,  2/1/2051 1,921,473
7,722,794 2.000%,  3/1/2051 5,716,439
757,561 2.000%,  3/1/2051 559,982
3,479,544 4.000%,  3/1/2051 3,068,359
4,869,115 3.000%,  3/1/2052 3,910,344
5,067,935 2.000%,  4/1/2051 3,749,892
2,862,722 3.000%,  4/1/2051 2,300,601
2,982,895 3.000%,  5/1/2050 2,417,578
855,925 2.000%,  5/1/2051 631,975
2,331,516 3.000%,  5/1/2051 1,903,705
1,915,607 3.000%,  6/1/2050 1,570,011
522,288 5.000%,  6/1/2053 483,640
4,193,363 2.500%,  7/1/2051 3,236,312
1,220,809 3.500%,  7/1/2051 1,037,663
938,002 2.500%,  8/1/2050 734,641
2,532,258 3.500%,  8/1/2050 2,155,351
3,868,183 4.500%,  8/1/2052
e
3,476,458
1,518,802 5.000%,  8/1/2053 1,406,414
1,937,511 3.500%,  9/1/2052 1,623,849
1,299,562 5.000%,  9/1/2052 1,199,141
1,186,842 4.500%,  9/1/2053 1,064,429
1,695,702 4.500%,  9/1/2053 1,516,017
2,654,475 4.000%,  10/1/2052 2,301,722
857,026 2.000%,  11/1/2051 633,222
850,000 2.000%,  11/1/2053
e
624,086
3,429,522 2.000%,  12/1/2050 2,540,637
4,875,507 2.500%,  12/1/2051 3,769,920
2,225,005 4.500%,  12/1/2052 2,000,593
3,400,000 5.500%,  11/1/2040
e
3,224,687
4,175,000 6.000%,  11/1/2041
e
4,062,420
3,250,000 4.000%,  11/1/2048
e
2,807,187
1,250,000 4.500%,  11/1/2048
e
1,116,094
5,800,000 5.000%,  11/1/2048
e
5,346,875
Principal
Amount Long-Term Fixed Income (36.8%) Value
Mortgage-Backed Securities (10.8%) -
continued
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
$ 4,845,630 2.500%,  3/1/2062 $ 3,590,590
1,319,467 3.500%,  7/1/2061 1,086,138
1,346,240 4.000%,  12/1/2061 1,163,382
Total 111,329,091
Technology (0.6%)
Advanced Micro Devices, Inc.
136,000 4.393%,  6/1/2052 104,763
Analog Devices, Inc.
350,000 2.950%,  10/1/2051 205,062
Apple, Inc.
238,000 2.650%,  2/8/2051 136,666
432,000 3.750%,  9/12/2047 315,136
AthenaHealth Group, Inc.
97,000 6.500%,  2/15/2030
g
79,273
Broadcom, Inc.
86,000 3.469%,  4/15/2034
g
65,527
272,000 3.137%,  11/15/2035
g
191,868
200,000 3.187%,  11/15/2036
g
138,512
125,000 4.926%,  5/15/2037
g
104,178
Cloud Software Group, Inc.
77,000 6.500%,  3/31/2029
g
67,602
27,000 9.000%,  9/30/2029
g
22,993
CommScope, Inc.
70,000 7.125%,  7/1/2028
g
26,250
Dell International, LLC/EMC
Corporation
187,000 6.020%,  6/15/2026 187,239
Fiserv, Inc.
200,000 2.250%,  6/1/2027 176,729
139,000 2.650%,  6/1/2030 112,014
119,000 5.600%,  3/2/2033 111,977
Gartner, Inc.
120,000 3.625%,  6/15/2029
g
101,335
95,000 3.750%,  10/1/2030
g
78,631
Global Payments, Inc.
204,000 5.300%,  8/15/2029 191,614
II-VI, Inc.
33,000 5.000%,  12/15/2029
g
28,003
Iron Mountain, Inc.
125,000 4.875%,  9/15/2027
g
114,266
55,000 5.000%,  7/15/2028
g
49,218
10,000 4.875%,  9/15/2029
g
8,711
80,000 5.250%,  7/15/2030
g
69,446
106,000 4.500%,  2/15/2031
g
86,706
KLA Corporation
204,000 3.300%,  3/1/2050 128,564
Marvell Technology, Inc.
34,000 5.950%,  9/15/2033 32,293
Mastercard, Inc.
140,000 3.950%,  2/26/2048 105,708
Microsoft Corporation
124,000 3.041%,  3/17/2062 73,631
201,000 3.700%,  8/8/2046 149,660
NCR Voyix Corporation
105,000 5.125%,  4/15/2029
g
90,291

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Technology (0.6%) - continued
NXP BV/NXP Funding, LLC
$ 110,000 5.550%,  12/1/2028 $ 106,155
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
80,000 4.300%,  6/18/2029 72,186
180,000 3.250%,  5/11/2041 115,517
Open Text Corporation
71,000 3.875%,  12/1/2029
g
58,062
115,000 4.125%,  2/15/2030
g
95,289
Oracle Corporation
136,000 6.900%,  11/9/2052 134,015
340,000 6.150%,  11/9/2029 341,229
225,000 3.850%,  7/15/2036 171,607
408,000 4.000%,  7/15/2046 274,126
PTC, Inc.
58,000 3.625%,  2/15/2025
g
55,910
70,000 4.000%,  2/15/2028
g
62,067
Rackspace Technology Global,
Inc.
100,000 5.375%,  12/1/2028
g
29,242
RingCentral, Inc.
70,000 8.500%,  8/15/2030
g
66,500
Roper Technologies, Inc.
165,000 1.750%,  2/15/2031 121,905
S&P Global, Inc.
34,000 5.250%,  9/15/2033
g
32,079
Seagate HDD Cayman
41,000 8.500%,  7/15/2031
g
41,720
79,925 9.625%,  12/1/2032
g
85,201
Sensata Technologies, Inc.
80,000 3.750%,  2/15/2031
g
64,028
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
30,000 4.625%,  11/1/2026
g
27,713
SS&C Technologies, Inc.
231,000 5.500%,  9/30/2027
g
216,741
Texas Instruments, Inc.
136,000 5.050%,  5/18/2063 113,246
Viavi Solutions, Inc.
78,000 3.750%,  10/1/2029
g
60,714
Visa, Inc.
280,000 2.700%,  4/15/2040
f
187,310
VMware, Inc.
108,000 4.650%,  5/15/2027 103,450
200,000 2.200%,  8/15/2031 147,853
Total 6,137,731
Transportation (0.3%)
American Airlines Group, Inc.
24,000 3.750%,  3/1/2025
g
22,392
American Airlines, Inc.
171,000 11.750%,  7/15/2025
g
181,174
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
170,833 5.500%,  4/20/2026
g
166,127
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
44,000 5.375%,  3/1/2029
g
37,686
Burlington Northern Santa Fe, LLC
168,000 2.875%,  6/15/2052 95,874
130,000 5.750%,  5/1/2040 123,919
Principal
Amount Long-Term Fixed Income (36.8%) Value
Transportation (0.3%) - continued
$ 136,000 4.450%,  3/15/2043 $ 107,672
Canadian Pacific Railway
Company
136,000 4.700%,  5/1/2048 106,025
CSX Corporation
165,000 3.800%,  4/15/2050 111,596
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
285,000 4.750%,  10/20/2028
g
267,895
ERAC USA Finance, LLC
136,000 5.400%,  5/1/2053
g
117,525
Hawaiian Brand Intellectual
Property, Ltd.
139,000 5.750%,  1/20/2026
g
102,703
Hertz Corporation
72,000 4.625%,  12/1/2026
g
60,309
86,000 5.000%,  12/1/2029
g
61,740
Mileage Plus Holdings, LLC
255,000 6.500%,  6/20/2027
g
251,909
Norfolk Southern Corporation
476,000 4.450%,  3/1/2033 422,311
Penske Truck Leasing Company,
LP/PTL Finance Corporation
202,000 5.750%,  5/24/2026
g
198,702
Rand Parent, LLC
72,000 8.500%,  2/15/2030
g
65,750
RXO, Inc.
84,000 7.500%,  11/15/2027
g
83,977
Southwest Airlines Company
189,000 2.625%,  2/10/2030 152,651
Spirit Loyalty Cayman, Ltd.
41,000 8.000%,  9/20/2025
g
30,238
Union Pacific Corporation
272,000 2.973%,  9/16/2062 143,447
United Airlines, Inc.
77,000 4.375%,  4/15/2026
g
71,426
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
20,000 7.875%,  5/1/2027
f,g
15,382
90,000 6.375%,  2/1/2030
g
60,020
Total 3,058,450
U.S. Government & Agencies (12.1%)
U.S. Treasury Bonds
918,000 3.625%,  5/15/2053 715,610
185,000 3.000%,  8/15/2052 126,898
5,300,000 1.625%,  11/15/2050 2,595,965
2,190,000 5.250%,  11/15/2028 2,226,186
550,000 4.375%,  5/15/2040 499,469
7,335,000 1.375%,  11/15/2040 4,134,247
2,000,000 3.000%,  5/15/2042 1,464,453
4,999,000 2.500%,  5/15/2046 3,168,312
7,300,000 2.875%,  5/15/2049 4,899,270
U.S. Treasury Notes
1,080,000 2.500%,  1/31/2024 1,072,195
19,985,000 3.000%,  6/30/2024 19,657,121
1,350,000 2.125%,  7/31/2024 1,316,777
8,000,000 1.250%,  8/31/2024 7,726,562
2,540,000 2.250%,  11/15/2024 2,458,541
1,090,000 2.125%,  11/30/2024 1,052,446
950,000 1.375%,  1/31/2025 904,986
9,700,000 3.875%,  3/31/2025 9,518,883

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
U.S. Government & Agencies (12.1%) -
continued
$ 5,000,000 0.250%,  8/31/2025 $ 4,578,320
5,900,000 5.000%,  8/31/2025 5,887,555
7,440,000 2.625%,  1/31/2026 7,064,803
3,610,000 0.500%,  2/28/2026 3,256,897
9,300,000 2.500%,  2/28/2026 8,795,766
4,200,000 0.500%,  4/30/2027 3,613,477
2,285,000 2.250%,  11/15/2027 2,066,943
4,700,000 3.875%,  12/31/2027 4,526,320
1,700,000 0.750%,  1/31/2028 1,433,844
3,400,000 3.500%,  1/31/2028 3,223,758
3,200,000 3.625%,  3/31/2028 3,045,625
5,450,000 2.875%,  5/15/2028 5,012,510
5,095,000 1.375%,  11/15/2031 3,910,412
5,025,000 4.125%,  11/15/2032 4,734,100
Total 124,688,251
Utilities (0.6%)
AES Corporation
271,000 3.950%,  7/15/2030
g
226,496
Ameren Illinois Company
150,000 4.500%,  3/15/2049 117,289
American Electric Power
Company, Inc.
119,000 5.625%,  3/1/2033 111,696
Appalachian Power Company
85,000 3.300%,  6/1/2027 77,635
Atmos Energy Corporation
102,000 5.900%,  11/15/2033 100,503
Berkshire Hathaway Energy
Company
228,000 4.500%,  2/1/2045 175,314
Calpine Corporation
78,000 4.500%,  2/15/2028
g
70,332
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 188,241
CenterPoint Energy, Inc.
42,000 4.250%,  11/1/2028 38,409
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 140,984
Consolidated Edison Company of
New York, Inc.
69,000 4.500%,  12/1/2045 52,222
325,000 4.125%,  5/15/2049 229,873
Constellation Energy Generation,
LLC
68,000 6.125%,  1/15/2034 65,730
Consumers Energy Company
175,000 4.350%,  4/15/2049 132,879
DTE Electric Company
115,000 3.700%,  3/15/2045 79,468
145,000 3.700%,  6/1/2046 98,971
Duke Energy Carolinas, LLC
215,000 3.700%,  12/1/2047 144,490
Duke Energy Indiana, LLC
185,000 3.750%,  5/15/2046 124,285
Edison International
193,000 5.750%,  6/15/2027 189,723
Eversource Energy
169,000 4.750%,  5/15/2026 164,319
Principal
Amount Long-Term Fixed Income (36.8%) Value
Utilities (0.6%) - continued
Exelon Corporation
$ 200,000 4.700%,  4/15/2050 $ 150,798
263,000 4.450%,  4/15/2046 193,023
FirstEnergy Corporation
170,000 5.100%,  7/15/2047 140,968
Georgia Power Company
116,000 4.950%,  5/17/2033 105,880
ITC Holdings Corporation
80,000 5.300%,  7/1/2043 66,969
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
g
115,031
MidAmerican Energy Company
67,000 5.850%,  9/15/2054 62,739
National Rural Utilities Cooperative
Finance Corporation
84,000 3.700%,  3/15/2029 75,331
NextEra Energy Capital Holdings,
Inc.
135,000 5.749%,  9/1/2025 134,365
NextEra Energy Operating
Partners, LP
150,000 3.875%,  10/15/2026
g
136,383
NiSource Finance Corporation
255,000 5.650%,  2/1/2045 221,124
NRG Energy, Inc.
29,000 3.375%,  2/15/2029
g
23,603
204,000 4.450%,  6/15/2029
g
176,336
40,000 5.250%,  6/15/2029
g
35,290
Pacific Gas and Electric Company
175,000 3.300%,  12/1/2027 152,404
126,000 4.550%,  7/1/2030 109,054
PacifiCorp
135,000 5.500%,  5/15/2054 109,953
PG&E Corporation
94,000 5.000%,  7/1/2028
f
85,159
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 93,902
Public Service Company of
Colorado
204,000 4.500%,  6/1/2052 150,421
Public Service Enterprise Group,
Inc.
135,000 5.875%,  10/15/2028 133,599
San Diego Gas & Electric
Company
270,000 4.150%,  5/15/2048 194,943
Southern California Edison
Company
175,000 4.000%,  4/1/2047 119,785
Southern Company
272,000 5.113%,  8/1/2027 262,352
Southern Company Gas Capital
Corporation
145,000 4.400%,  5/30/2047 104,445
Southwestern Electric Power
Company
136,000 3.900%,  4/1/2045 89,956
Talen Energy Supply, LLC
66,000 8.625%,  6/1/2030
g
67,063
TerraForm Power Operating, LLC
155,000 5.000%,  1/31/2028
g
141,999

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.8%) Value
Utilities (0.6%) - continued
Virginia Electric and Power
Company
$ 125,000 4.600%,  12/1/2048 $ 95,527
Vistra Operations Company, LLC
190,000 5.125%,  5/13/2025
g
185,657
159,000 5.000%,  7/31/2027
g
145,451
Xcel Energy, Inc.
153,000 4.600%,  6/1/2032 135,252
Total 6,543,621
Total Long-Term Fixed Income
(cost $431,106,584) 379,333,597
Shares Common Stock ( 9.9% ) Value
Communications Services (0.6%)
7,082 Alphabet, Inc., Class A
m
878,735
8,164 Alphabet, Inc., Class C
m
1,022,949
4,471 Altice USA, Inc.
m
12,921
1,535 AMC Networks, Inc.
m
18,113
612 Bumble, Inc.
m
8,225
7 Cable One, Inc. 3,849
8,566 Cargurus, Inc.
m
147,592
14,208 Comcast Corporation 586,648
6,109 DISH Network Corporation
m
29,934
70 Electronic Arts, Inc. 8,665
1,824 Emerald Holding, Inc.
m
9,084
592 Entravision Communications
Corporation 2,119
558 Frontier Communications Parent,
Inc.
m
9,999
3,730 iHeartMedia, Inc.
m
8,766
988 Imax Corporation
m
17,992
3,367 Integral Ad Science Holding
Corporation
m
38,653
623 Interpublic Group of Companies,
Inc. 17,693
2,395 Liberty Global plc, Class A
m
37,266
5,399 Liberty Global plc, Class C
m
91,567
1,866 Liberty Latin America, Ltd., Class
A
m
12,745
474 Live Nation Entertainment, Inc.
m
37,930
20,034 Lumen Technologies, Inc.
m
29,250
354 Match Group, Inc.
m
12,248
2,870 Meta Platforms, Inc.
m
864,645
128 Netflix, Inc.
m
52,696
116 Omnicom Group, Inc. 8,690
24,117 QuinStreet, Inc.
m
272,763
315 Roku, Inc.
m
18,765
577 Sinclair, Inc. 6,272
512 TechTarget, Inc.
m
12,892
1,180 Telephone and Data Systems, Inc. 21,464
3,301 Trade Desk, Inc.
m
234,239
283 Tripadvisor, Inc.
m
4,177
21,247 Verizon Communications, Inc. 746,407
1,309 Warner Brothers Discovery, Inc.
m
13,012
301 Windstream Services, LLC
m
2,784
41 Yelp, Inc.
m
1,730
7,054 Ziff Davis, Inc.
m
426,485
Total 5,729,964
Consumer Discretionary (1.1%)
1,195 2U, Inc.
m
2,533
31 Adient plc
m
1,044
Shares Common Stock (9.9%) Value
Consumer Discretionary (1.1%) - continued
11,013 Amazon.com, Inc.
m
$ 1,465,720
228 American Axle & Manufacturing
Holdings, Inc.
m
1,539
3,095 American Eagle Outfitters, Inc. 54,070
6,288 Aptiv plc
m
548,314
1,309 Autoliv, Inc. 119,970
13 AutoNation, Inc.
m
1,691
346 Beazer Homes USA, Inc.
m
8,370
247 Best Buy Company, Inc. 16,505
138 Booking Holdings, Inc.
m
384,959
2,575 Boot Barn Holdings, Inc.
m
178,962
199 Brunswick Corporation 13,825
742 Buckle, Inc. 25,057
3,121 Cedar Fair, LP 110,796
153 Chegg, Inc.
m
1,152
252 Chipotle Mexican Grill, Inc.
m
489,434
19,452 Clarus Corporation 112,627
3,349 Columbia Sportswear Company 247,156
536 Container Store Group, Inc.
m
992
7,802 Cooper-Standard Holdings, Inc.
m
96,901
851 Crocs, Inc.
m
76,011
402 Culp, Inc.
m
2,199
2,999 Dana, Inc. 34,429
325 Darden Restaurants, Inc. 47,297
499 Deckers Outdoor Corporation
m
297,933
262 Domino's Pizza, Inc. 88,815
56 DoorDash, Inc.
m
4,197
99 Dorman Products, Inc.
m
6,156
683 eBay, Inc. 26,794
410 Etsy, Inc.
m
25,543
19,701 Everi Holdings, Inc.
m
212,574
2,776 Five Below, Inc.
m
482,968
3,409 Fox Factory Holding Corporation
m
277,731
8,326 General Motors Company 234,793
2,203 Gentex Corporation 63,182
1,758 Goodyear Tire & Rubber
Company
m
20,920
693 Grand Canyon Education, Inc.
m
82,003
555 Green Brick Partners, Inc.
m
21,479
1,548 Harley-Davidson, Inc. 41,564
2,726 Hilton Worldwide Holdings, Inc. 413,071
2,408 Home Depot, Inc. 685,534
202 KB Home 8,928
3,115 Laureate Education, Inc. 44,046
437 La-Z-Boy, Inc. 12,778
780 Lear Corporation 101,213
204 Lennar Corporation 21,763
720 Lululemon Athletica, Inc.
m
283,306
287 M/I Homes, Inc.
m
23,554
8 Marriott Vacations Worldwide
Corporation 719
1,847 McDonald's Corporation 484,228
1,287 Meritage Homes Corporation 146,744
875 MGM Resorts International 30,555
91 Modine Manufacturing Company
m
3,595
1,023 Mohawk Industries, Inc.
m
82,229
2,374 Nordstrom, Inc.
f
33,189
68 NVR, Inc.
m
368,058
193 ODP Corporation
m
8,670
2,921 Papa John's International, Inc. 189,923
406 PENN Entertainment, Inc.
m
8,010
774 Playa Hotels and Resorts NV
m
5,596
684 Polaris, Inc. 59,111
716 Pool Corporation 226,091
256 PulteGroup, Inc. 18,839

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (9.9%) Value
Consumer Discretionary (1.1%) - continued
8,431 Qurate Retail, Inc.
m
$ 3,716
522 Ross Stores, Inc. 60,536
1,254 SeaWorld Entertainment, Inc.
m
54,022
259 Six Flags Entertainment
Corporation
m
5,154
3,278 Skyline Champion Corporation
m
192,189
13,471 Stoneridge, Inc.
m
219,173
106 Taylor Morrison Home
Corporation
m
4,062
2,983 Tesla, Inc.
m
599,106
26,455 ThredUp, Inc.
m
85,185
75 TopBuild Corporation
m
17,157
1,959 Travel + Leisure Company 66,665
2 Ulta Beauty, Inc.
m
763
974 Upbound Group, Inc. 25,382
971 Urban Outfitters, Inc.
m
33,616
20 Vail Resorts, Inc. 4,245
19 Visteon Corporation
m
2,187
1,759 Wendy's Company 33,456
700 Wingstop, Inc. 127,939
2,463 Wyndham Hotels & Resorts, Inc. 178,321
Total 10,900,829
Consumer Staples (0.5%)
7,183 Altria Group, Inc. 288,541
1,707 Archer-Daniels-Midland Company 122,170
1,247 BJ's Wholesale Club Holdings,
Inc.
m
84,946
84 Boston Beer Company, Inc.
m
28,052
216 Cal-Maine Foods, Inc. 9,787
1,335 Casey's General Stores, Inc. 363,000
2,453 Celsius Holdings, Inc.
m
373,077
15,891 Coca-Cola Company 897,683
829 Constellation Brands, Inc. 194,110
175 Darling Ingredients, Inc.
m
7,751
2,346 e.l.f. Beauty, Inc.
m
217,310
1,731 Flowers Foods, Inc. 37,961
168 Hain Celestial Group, Inc.
m
1,856
30 Hershey Company 5,620
904 J & J Snack Foods Corporation 141,575
1,419 John B. Sanfilippo & Son, Inc. 145,107
4,587 Kimberly-Clark Corporation 548,789
533 Kroger Company 24,182
208 Lamb Weston Holdings, Inc. 18,678
1,878 Lancaster Colony Corporation 317,701
31 McCormick & Company, Inc. 1,981
5,365 Mondelez International, Inc. 355,217
140 PepsiCo, Inc. 22,859
4,645 Pilgrim's Pride Corporation
m
118,447
90 PriceSmart, Inc. 5,624
9,977 Primo Water Corporation 130,300
2,441 Procter & Gamble Company 366,223
517 Simply Good Foods Company
m
19,279
231 SpartanNash Company 5,195
129 Sysco Corporation 8,577
9,498 Turning Point Brands, Inc. 190,435
979 Tyson Foods, Inc. 45,377
736 US Foods Holding Corporation
m
28,660
358 Walmart, Inc. 58,501
Total 5,184,571
Energy (0.4%)
1,216 APA Corporation 48,300
407 Baker Hughes Company 14,009
Shares Common Stock (9.9%) Value
Energy (0.4%) - continued
274 Cactus, Inc. $ 12,862
356 California Resources Corporation 18,722
890 Cheniere Energy, Inc. 148,114
964 Chesapeake Energy Corporation 82,981
3,296 Chevron Corporation 480,326
184 Chord Energy Corporation 30,419
35 Civitas Resources, Inc. 2,640
170 Comstock Resources, Inc.
f
2,142
313 CVR Energy, Inc. 10,251
1,495 Devon Energy Corporation 69,622
716 Expro Group Holdings NV
m
11,277
4,721 Exxon Mobil Corporation 499,718
126 Gran Tierra Energy, Inc.
m
771
1,694 Halliburton Company 66,642
255 Helmerich & Payne, Inc. 10,090
571 HF Sinclair Corporation 31,622
1,279 International Seaways, Inc. 61,507
2,967 Liberty Energy, Inc. 58,450
532 Magnolia Oil & Gas Corporation 11,943
2,723 Marathon Oil Corporation 74,365
2,429 Marathon Petroleum Corporation 367,386
4,715 Matador Resources Company 290,868
1,027 Murphy Oil Corporation 46,082
12,997 NOV, Inc. 259,420
126 ONEOK, Inc. 8,215
844 Ovintiv, Inc. 40,512
1,740 Par Pacific Holdings, Inc.
m
57,107
470 Patterson-UTI Energy, Inc. 5,969
882 PBF Energy, Inc. 41,922
1,043 Phillips 66 118,975
198 Pioneer Natural Resources
Company 47,322
5,534 ProPetro Holding Corporation
m
57,996
2,468 RPC, Inc. 20,534
1,475 SM Energy Company 59,472
306 Solaris Oilfield Infrastructure, Inc. 2,827
1,563 Talos Energy, Inc.
m
24,227
26,941 TechnipFMC plc 579,770
1,691 U.S. Silica Holdings, Inc.
m
20,410
2,155 Viper Energy Partners, LP 61,374
769 Williams Companies, Inc. 26,454
Total 3,883,615
Financials (1.5%)
447 Allstate Corporation 57,274
9,454 Ally Financial, Inc. 228,692
722 Amalgamated Financial
Corporation 13,169
364 Amerant Bancorp, Inc. 6,636
2,830 American Express Company 413,265
269 American Financial Group, Inc. 29,418
322 Ameriprise Financial, Inc. 101,292
111 Ameris Bancorp 4,140
1,003 Annaly Capital Management, Inc. 15,657
11 Apollo Global Management, Inc. 852
1,764 Arch Capital Group, Ltd.
m
152,904
1,349 Arthur J. Gallagher & Company 317,676
526 Artisan Partners Asset
Management, Inc. 17,358
1,543 Associated Banc-Corp 25,012
146 Assurant, Inc. 21,739
365 Assured Guaranty, Ltd. 22,776
79 Atlantic Union Bankshares
Corporation 2,276
140 Axis Capital Holdings, Ltd. 7,994

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (9.9%) Value
Financials (1.5%) - continued
57 Axos Financial, Inc.
m
$ 2,054
1,218 Banc of California, Inc.
f
13,654
5,849 Bank of America Corporation 154,063
197 Bank of Hawaii Corporation
f
9,730
856 Bank of Marin Bancorp 14,381
3,268 Bank of N.T. Butterfield & Son, Ltd. 82,550
1,807 Bank of New York Mellon
Corporation 76,797
354 Bank OZK 12,677
390 BankFinancial Corporation 3,276
926 BankUnited, Inc. 20,196
459 Banner Corporation 19,374
125 BayCom Corporation 2,475
734 BCB Bancorp, Inc. 7,546
2,217 Berkshire Hathaway, Inc.
m
756,729
782 Berkshire Hills Bancorp, Inc. 15,335
374 BlackRock, Inc. 228,993
686 Block, Inc.
m
27,611
31 BOK Financial Corporation 2,031
7,644 Bridgewater Bancshares, Inc.
m
73,612
735 Brighthouse Financial, Inc.
m
33,295
1,221 Brookline Bancorp, Inc. 9,939
52 Brown & Brown, Inc. 3,610
566 Business First Bancshares, Inc. 11,060
1,194 Byline Bancorp, Inc. 22,650
594 Cadence Bank 12,581
137 Camden National Corporation 3,995
113 Capital One Financial Corporation 11,446
792 Capitol Federal Financial, Inc. 4,118
3,089 Carlyle Group, Inc. 85,071
104 Cathay General Bancorp 3,527
3,515 Central Pacific Financial
Corporation 55,467
67 Central Valley Community Bancorp 1,057
7,105 Charles Schwab Corporation 369,744
2,066 Chubb, Ltd. 443,405
2,363 Cincinnati Financial Corporation 235,520
3,007 Citigroup, Inc. 118,746
3,024 Citizens Financial Group, Inc. 70,852
602 CNB Financial Corporation 10,944
1,798 Columbia Banking System, Inc. 35,367
1,341 Comerica, Inc. 52,835
492 Commerce Bancshares, Inc. 21,579
87 Community Bank System, Inc. 3,476
1,326 Community Trust Bancorp, Inc. 49,805
664 ConnectOne Bancorp, Inc. 10,817
243 CrossFirst Bankshares, Inc.
m
2,571
248 Cullen/Frost Bankers, Inc. 22,566
482 Customers Bancorp, Inc.
m
19,381
248 CVB Financial Corporation 3,874
1,708 Dime Community Bancshares, Inc. 31,410
110 Discover Financial Services 9,029
2,315 Eagle Bancorp, Inc. 45,096
837 East West Bancorp, Inc. 44,880
229 Eastern Bankshares, Inc. 2,521
1,697 Ellington Residential Mortgage
REIT 8,960
304 Employers Holdings, Inc. 11,552
568 Enova International, Inc.
m
22,652
524 Enterprise Financial Services
Corporation 18,219
300 Equity Bancshares, Inc. 7,260
61 EVERTEC, Inc. 1,939
11,179 F.N.B. Corporation 119,504
97 FactSet Research Systems, Inc. 41,893
Shares Common Stock (9.9%) Value
Financials (1.5%) - continued
6,144 Federated Hermes, Inc. $ 194,765
577 Fidelity National Information
Services, Inc. 28,336
430 Fifth Third Bancorp 10,195
951 Financial Institutions, Inc. 15,064
252 First Bancorp/Puerto Rico 3,364
5 First Citizens BancShares, Inc./NC 6,904
367 First Financial Bankshares, Inc. 8,826
387 First Financial Corporation 13,317
2,253 First Foundation, Inc. 10,229
168 First Hawaiian, Inc. 3,012
4,814 First Horizon Corporation 51,750
377 First Internet Bancorp 6,171
99 First Interstate BancSystem, Inc. 2,284
288 First Merchants Corporation 7,865
215 First Mid-Illinois Bancshares, Inc. 5,874
894 First of Long Island Corporation 9,602
1,483 Fiserv, Inc.
m
168,691
56 Five Star Bancorp 1,090
169 FleetCor Technologies, Inc.
m
38,054
1,024 Flushing Financial Corporation 12,636
1,870 Fulton Financial Corporation 24,291
2,032 Genworth Financial, Inc.
m
12,172
4,005 Glacier Bancorp, Inc. 120,911
193 Global Life, Inc. 22,457
556 Global Payments, Inc. 59,058
870 Great Southern Bancorp, Inc. 43,256
554 Green Dot Corporation
m
6,194
1,922 Hamilton Lane, Inc. 161,679
488 Hancock Whitney Corporation 16,802
3,845 Hanmi Financial Corporation 56,445
429 Hanover Insurance Group, Inc. 50,283
620 Hartford Financial Services Group,
Inc. 45,539
6,174 Heartland Financial USA, Inc. 169,168
1,651 Heritage Commerce Corporation 13,505
1,877 Heritage Financial Corporation 30,539
20 Hingham Institution For Savings 2,972
639 Home BancShares, Inc. 13,068
1,871 HomeStreet, Inc. 9,037
1,330 Hometrust Bancshares, Inc. 27,411
6,915 Hope Bancorp, Inc. 60,575
1,304 Horizon Bancorp, Inc. 12,375
4,856 Houlihan Lokey, Inc. 488,125
2,063 Huntington Bancshares, Inc. 19,908
395 Independent Bank Corporation 19,276
1,114 Independent Bank Corporation/MI 22,224
4,288 Intercontinental Exchange, Inc. 460,703
86 International Bancshares
Corporation 3,769
1,817 Invesco Mortgage Capital, Inc. 12,410
2,179 Invesco, Ltd. 28,262
3,134 J.P. Morgan Chase & Company 435,814
112 Jack Henry & Associates, Inc. 15,791
3,177 Janus Henderson Group plc 73,293
1,325 Kearny Financial Corporation/MD 9,195
1,279 KeyCorp 13,071
2,595 Kinsale Capital Group, Inc. 866,496
355 KKR & Company, Inc. 19,667
1,102 Lazard, Ltd. 30,603
111 M&T Bank Corporation 12,515
1,339 Marsh & McLennan Companies,
Inc. 253,941
1,855 Mastercard, Inc. 698,129
179 Mercantile Bank Corporation 5,896

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (9.9%) Value
Financials (1.5%) - continued
1,046 Metropolitan Bank Holding
Corporation
f,m
$ 33,901
2,725 MFA Financial, Inc. 24,225
15,264 MGIC Investment Corporation 257,046
146 Mid Penn Bancorp, Inc. 2,783
937 Midland States Bancorp, Inc. 20,445
2,159 MidWestOne Financial Group, Inc. 43,007
1,855 Mr. Cooper Group, Inc.
m
104,863
1,072 MSCI, Inc. 505,502
118 MVB Financial Corporation 2,319
7,131 Nasdaq, Inc. 353,698
1,588 Navient Corporation 25,265
323 NCR Atleos Corporation
m
7,125
3,497 New York Community Bancorp,
Inc. 33,152
4,035 NMI Holdings, Inc.
m
110,357
529 Northfield Bancorp, Inc. 4,549
46 Northrim BanCorp, Inc. 1,919
6,733 NU Holdings, Ltd./Cayman
Islands
m
55,211
1,630 OceanFirst Financial Corporation 20,636
304 OFG Bancorp 9,004
973 Old National Bancorp 13,330
817 Old Republic International
Corporation 22,369
594 Old Second Bancorp, Inc. 8,055
2,244 OneMain Holdings, Inc. 80,627
124 Pacific Premier Bancorp, Inc. 2,356
3,844 PayPal Holdings, Inc.
m
199,119
244 PCB Bancorp 3,753
195 PennyMac Financial Services, Inc. 13,104
298 Pinnacle Financial Partners, Inc. 18,583
78 PNC Financial Services Group,
Inc. 8,929
433 Popular, Inc. 28,162
810 Premier Financial Corporation 14,053
74 PROG Holdings, Inc.
m
2,027
366 Prosperity Bancshares, Inc. 19,962
1,204 Provident Financial Services, Inc. 16,916
346 Prudential Financial, Inc. 31,638
3,705 Radian Group, Inc. 93,885
367 Raymond James Financial, Inc. 35,026
548 Regions Financial Corporation 7,962
9,030 Rithm Capital Corporation 84,250
3,260 RLI Corporation 434,362
209 S&T Bancorp, Inc. 5,384
770 Sandy Spring Bancorp, Inc. 15,746
3,391 SEI Investments Company 181,961
516 Shore Bancshares, Inc. 5,294
151 Simmons First National
Corporation 2,146
113 SmartFinancial, Inc. 2,356
64 Southern First Bancshares, Inc.
m
1,728
292 SouthState Corporation 19,301
595 Synchrony Financial 16,690
1,669 Synovus Financial Corporation 43,511
268 T. Rowe Price Group, Inc. 24,254
385 Territorial Bancorp, Inc. 2,972
580 TPG, Inc. 16,031
2,868 Tradeweb Markets, Inc. 258,149
5,258 Triumph Financial, Inc.
m
327,310
843 TrustCo Bank Corporation NY 21,522
860 Trustmark Corporation 17,295
1,762 Two Harbors Investment
Corporation 20,457
Shares Common Stock (9.9%) Value
Financials (1.5%) - continued
346 U.S. Bancorp $ 11,030
98 UMB Financial Corporation 6,147
432 United Bankshares, Inc. 12,286
293 United Community Banks, Inc. 6,472
812 Univest Financial Corporation 13,528
940 Unum Group 45,966
2,009 Valley National Bancorp 15,630
917 Veritex Holdings, Inc. 15,791
3,016 Virtu Financial, Inc. 55,766
395 Visa, Inc. 92,865
1,770 Voya Financial, Inc. 118,183
334 W.R. Berkley Corporation 22,518
806 WaFd, Inc. 19,892
149 Walker & Dunlop, Inc. 9,655
16 Webster Financial Corporation 608
2,882 Wells Fargo & Company 114,617
405 Westamerica Bancorporation 19,132
9,605 Western Alliance Bancorp 394,766
9,762 Western Union Company 110,213
130 WEX, Inc.
m
21,642
20 Willis Towers Watson plc 4,718
215 Wintrust Financial Corporation 16,058
69 WSFS Financial Corporation 2,443
268 XP, Inc. 5,360
3,263 Zions Bancorp NA 100,664
Total 15,071,813
Health Care (1.2%)
6,927 Abbott Laboratories 654,948
803 ACADIA Pharmaceuticals, Inc.
m
18,124
2,702 Agilent Technologies, Inc. 279,306
592 Agios Pharmaceuticals, Inc.
m
12,438
653 Aldeyra Therapeutics, Inc.
m
1,117
868 Align Technology, Inc.
m
160,224
2,935 Alkermes plc
m
70,998
203 Amgen, Inc. 51,907
902 Amicus Therapeutics, Inc.
m
9,895
384 Amphastar Pharmaceuticals, Inc.
m
17,384
393 Anika Therapeutics, Inc.
m
7,663
1,259 Apellis Pharmaceuticals, Inc.
m
61,263
876 Argenx SE ADR
m
411,343
1,457 Ascendis Pharma AS ADR
m
130,125
422 Avanos Medical, Inc.
m
7,748
8,253 Avantor, Inc.
m
143,850
1,556 Azenta, Inc.
m
70,720
4,358 Baxter International, Inc. 141,330
194 Biogen, Inc.
m
46,083
31 BioMarin Pharmaceutical, Inc.
m
2,525
40 Bio-Rad Laboratories, Inc.
m
11,011
5,235 Bio-Techne Corporation 285,988
114 Blueprint Medicines Corporation
m
6,710
912 Bruker Corporation 51,984
195 Cardinal Health, Inc. 17,745
1,465 Centene Corporation
m
101,056
425 Charles River Laboratories
International, Inc.
m
71,553
700 Codexis, Inc.
m
1,162
887 Cooper Companies, Inc. 276,522
2,234 CVS Health Corporation 154,168
1,244 Danaher Corporation 238,873
1,146 Deciphera Pharmaceuticals, Inc.
m
13,741
5,064 Dentsply Sirona, Inc. 153,996
2,651 Dexcom, Inc.
m
235,488
2,395 Dynavax Technologies
Corporation
m
34,033

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (9.9%) Value
Health Care (1.2%) - continued
3,997 Edwards Lifesciences
Corporation
m
$ 254,689
16,230 Elanco Animal Health, Inc.
m
142,986
327 Eli Lilly & Company 181,135
226 Enanta Pharmaceuticals, Inc.
m
2,038
7,468 Enovis Corporation
m
342,781
1,827 Exelixis, Inc.
m
37,618
494 Globus Medical, Inc.
m
22,581
1,214 GoodRx Holdings, Inc.
m
5,985
7,935 Halozyme Therapeutics, Inc.
m
268,758
1,888 Hologic, Inc.
m
124,929
752 ICON plc
m
183,458
19 IDEXX Laboratories, Inc.
m
7,590
11 Illumina, Inc.
m
1,204
2,732 Immunocore Holdings plc ADR
m
121,301
557 Inspire Medical Systems, Inc.
m
81,968
191 Intuitive Surgical, Inc.
m
50,084
137 IQVIA Holding, Inc.
m
24,774
281 Jazz Pharmaceuticals, Inc.
m
35,693
762 Johnson & Johnson 113,035
224 Laboratory Corporation of America
Holdings 44,739
3,872 Lantheus Holdings, Inc.
m
250,131
17 Ligand Pharmaceuticals, Inc.
m
889
244 LivaNova plc
m
11,968
25,501 Maravai LifeSciences Holdings,
Inc.
m
174,937
8 Medpace Holdings, Inc.
m
1,941
8,998 Medtronic plc 634,899
5,538 Merck & Company, Inc. 568,753
130 Molina Healthcare, Inc.
m
43,283
548 Myriad Genetics, Inc.
m
8,538
1,800 Natera, Inc.
m
71,046
502 National HealthCare Corporation 33,815
921 Neogen Corporation
m
13,714
644 Novo Nordisk AS ADR 62,191
6,619 Option Care Health, Inc.
m
183,545
132 OraSure Technologies, Inc.
m
681
652 Pacira Pharmaceuticals, Inc.
m
18,426
702 Pediatrix Medical Group, Inc.
m
8,045
3,644 Pfizer, Inc. 111,361
5,000 Phreesia, Inc.
m
68,300
14,579 Progyny, Inc.
m
449,908
470 PTC Therapeutics, Inc.
m
8,812
744 Qiagen NV
m
27,848
1,117 QuidelOrtho Corporation
m
68,226
15,051 R1 RCM, Inc.
m
177,451
2,162 Repligen Corporation
m
290,919
937 Revance Therapeutics, Inc.
m
7,393
1,087 Rocket Pharmaceuticals, Inc.
m
19,675
295 Royalty Pharma plc 7,927
1,242 Sarepta Therapeutics, Inc.
m
83,599
10,064 scPharmaceuticals, Inc.
m
53,842
494 Sensus Healthcare, Inc.
m
1,082
1,146 ShockWave Medical, Inc.
m
236,374
952 Stryker Corporation 257,249
178 Teleflex, Inc. 32,885
889 TG Therapeutics, Inc.
m
6,872
1,304 Thermo Fisher Scientific, Inc. 579,980
978 UnitedHealth Group, Inc. 523,778
417 Vanda Pharmaceuticals, Inc.
m
1,826
1,699 Veeva Systems, Inc.
m
327,414
1,537 Veracyte, Inc.
m
31,847
4,899 Vericel Corporation
m
172,347
415 Vertex Pharmaceuticals, Inc.
m
150,276
Shares Common Stock (9.9%) Value
Health Care (1.2%) - continued
9,550 Viemed Healthcare, Inc.
m
$ 60,260
1,126 Waters Corporation
m
268,585
174 West Pharmaceutical Services,
Inc. 55,382
399 Zentalis Pharmaceuticals, Inc.
m
6,528
330 Zimmer Biomet Holdings, Inc. 34,455
4,397 Zoetis, Inc. 690,329
Total 12,899,899
Industrials (1.5%)
697 A.O. Smith Corporation 48,623
289 Acuity Brands, Inc. 46,809
3,288 Advanced Drainage Systems, Inc. 351,257
743 AECOM 56,877
813 AGCO Corporation 93,219
6,905 Air Lease Corporation 239,120
1,289 Alight, Inc.
m
8,559
502 Allison Transmission Holdings, Inc. 25,311
3,152 AMETEK, Inc. 443,707
109 Apogee Enterprises, Inc. 4,678
1,499 Armstrong World Industries, Inc. 113,759
6,539 ASGN, Inc.
m
545,745
2,092 Automatic Data Processing, Inc. 456,516
257 Axon Enterprise, Inc.
m
52,554
446 AZZ, Inc. 21,082
13,835 Badger Infrastructure Solutions,
Ltd. 366,439
3,879 Barnes Group, Inc. 80,644
1,488 Beacon Roofing Supply, Inc.
m
105,901
11 Boise Cascade Company 1,031
20 Brady Corporation 1,029
461 Builders FirstSource, Inc.
m
50,028
855 Carlisle Companies, Inc. 217,247
197 Caterpillar, Inc. 44,532
2,040 Chart Industries, Inc.
m
237,109
1,550 Cimpress plc
m
92,489
38 Columbus McKinnon Corporation 1,162
2,654 Conduent Incorporated
m
8,466
293 CSW Industrials, Inc. 51,937
13,305 CSX Corporation 397,154
1,740 Cummins, Inc. 376,362
1,081 Curtiss-Wright Corporation 214,914
288 Daseke, Inc.
m
1,279
738 Deere & Company 269,636
563 Donaldson Company, Inc. 32,463
5 Dover Corporation 650
701 EMCOR Group, Inc. 144,862
37 Equifax, Inc. 6,274
16,953 ExlService Holdings, Inc.
m
442,643
290 Expeditors International of
Washington, Inc. 31,682
3,129 Fastenal Company 182,546
2,692 Ferguson plc 404,338
7,501 First Advantage Corporation 97,588
3,937 Fluor Corporation
m
131,063
150 Forrester Research, Inc.
m
3,480
956 Fortune Brands Innovations, Inc. 53,345
510 Gates Industrial Corporation plc
m
5,569
359 Gibraltar Industries, Inc.
m
21,849
17 GMS, Inc.
m
994
125 Gorman-Rupp Company 3,694
2,959 Greenbrier Companies, Inc. 102,352
183 Griffon Corporation 7,309
5,427 Helios Technologies, Inc. 280,684
336 Herc Holdings, Inc. 35,881

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (9.9%) Value
Industrials (1.5%) - continued
1,073 Hillman Solutions Corporation
m
$ 7,039
23,281 Howmet Aerospace, Inc. 1,026,692
92 Hubbell, Inc. 24,849
260 IDEX Corporation 49,767
112 Ingersoll Rand, Inc. 6,796
500 Interface, Inc. 4,445
27,484 Janus International Group, Inc.
m
257,250
2,466 JetBlue Airways Corporation
m
9,272
52 Johnson Controls International plc 2,549
863 Kennametal, Inc. 19,944
103 L3Harris Technologies, Inc. 18,479
446 Legalzoom.com, Inc.
m
4,447
1,570 Lincoln Electric Holdings, Inc. 274,436
2,274 ManpowerGroup, Inc. 159,112
3,266 Masco Corporation 170,126
10,168 Masterbrand, Inc.
m
112,966
336 Matson, Inc. 29,249
2,170 Maximus, Inc. 162,142
2,953 Middleby Corporation
m
333,305
3,021 Miller Industries, Inc. 109,874
859 Moog, Inc. 99,687
494 MSC Industrial Direct Company,
Inc. 46,806
120 MYR Group, Inc.
m
13,900
38 National Presto Industries, Inc. 2,841
95 Northrop Grumman Corporation 44,786
1,153 nVent Electric plc 55,494
1,008 Old Dominion Freight Line, Inc. 379,673
4,129 Oshkosh Corporation 362,237
277 Otis Worldwide Corporation 21,387
3,530 Owens Corning, Inc. 400,196
1,262 PACCAR, Inc. 104,153
196 Parker-Hannifin Corporation 72,306
103 Paycom Software, Inc. 25,232
115 Paylocity Holding Corporation
m
20,631
6,269 Pentair plc 364,354
413 Quanta Services, Inc. 69,021
7,238 RB Global, Inc. 473,365
2,073 Regal Rexnord Corporation 245,464
375 Republic Services, Inc. 55,684
513 Resideo Technologies, Inc.
m
7,428
881 Saia, Inc.
m
315,830
5,878 Schneider National, Inc. 148,890
1,616 Simpson Manufacturing Company,
Inc. 215,219
594 SiteOne Landscape Supply, Inc.
m
81,835
1,179 SkyWest, Inc.
m
49,718
50 Snap-On, Inc. 12,897
390 Southwest Airlines Company 8,670
749 Standex International Corporation 107,534
144 Sterling Construction Company,
Inc.
m
10,490
1,860 Tennant Company 138,049
764 Terex Corporation 34,991
685 Textron, Inc. 52,060
3,647 Timken Company 252,081
317 Titan Machinery, Inc.
m
7,874
2,315 Trane Technologies plc 440,568
3,844 TransUnion 168,675
669 Trex Company, Inc.
m
37,604
1,470 Uber Technologies, Inc.
m
63,622
9 UniFirst Corporation/MA 1,480
288 United Parcel Service, Inc. 40,680
350 United Rentals, Inc. 142,195
102 Valmont Industries, Inc. 20,085
Shares Common Stock (9.9%) Value
Industrials (1.5%) - continued
318 Veralto Corporation
m
$ 21,942
377 Vertiv Holdings Company 14,805
419 Wabash National Corporation 8,669
7,828 WillScot Mobile Mini Holdings
Corporation
m
308,501
Total 15,366,789
Information Technology (2.2%)
2,152 8x8, Inc.
m
5,122
1,121 Adobe, Inc.
m
596,439
729 Advanced Micro Devices, Inc.
m
71,806
274 Alpha and Omega Semiconductor,
Ltd.
m
6,499
848 Amkor Technology, Inc. 17,689
6,866 Amphenol Corporation 553,056
220 ANSYS, Inc.
m
61,217
17,128 Apple, Inc. 2,924,949
2,491 Applied Materials, Inc. 329,684
1,427 Arista Networks, Inc.
m
285,928
1,416 Autodesk, Inc.
m
279,844
89 Broadcom, Inc. 74,882
11,358 Calix, Inc.
m
376,177
84 CDW Corporation 16,834
3,439 Ciena Corporation
m
145,126
15,538 Cisco Systems, Inc. 809,996
4,609 Cognex Corporation 165,878
25 Cognizant Technology Solutions
Corporation 1,612
3,561 Cohu, Inc.
m
107,329
2,625 CommScope Holding Company,
Inc.
m
3,885
34 CommVault Systems, Inc.
m
2,222
177 Corning, Inc. 4,736
322 Datadog, Inc.
m
26,233
2,580 Descartes Systems Group, Inc.
m
186,302
501 DocuSign, Inc.
m
19,479
1,106 Dolby Laboratories, Inc. 89,520
15,457 Dropbox, Inc.
m
406,519
5,176 Dynatrace Holdings, LLC
m
231,419
148 Elastic NV
m
11,106
1,130 Enphase Energy, Inc.
m
89,925
832 EPAM Systems, Inc.
m
181,018
86 F5, Inc.
m
13,037
6 Fair Isaac Corporation
m
5,075
6,086 Flex, Ltd.
m
156,532
804 FormFactor, Inc.
m
27,239
493 Fortinet, Inc.
m
28,185
3 Gartner, Inc.
m
996
7,896 Gilat Satellite Networks, Ltd.
m
47,455
45 GoDaddy, Inc.
m
3,295
11,571 Grid Dynamics Holdings, Inc.
m
117,330
6,928 Guidewire Software, Inc.
m
624,421
6,710 Hackett Group, Inc. 149,566
2,526 Hewlett Packard Enterprise
Company 38,850
24 HP, Inc. 632
564 HubSpot, Inc.
m
239,006
419 Insight Enterprises, Inc.
m
60,043
414 IPG Photonics Corporation
m
35,563
348 JFrog, Ltd.
m
7,827
3,476 Juniper Networks, Inc. 93,574
468 Keysight Technologies, Inc.
m
57,119
558 KLA Corporation 262,093
8,439 Knowles Corporation
m
109,623
1,611 Kyndryl Holdings, Inc.
m
23,569

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (9.9%) Value
Information Technology (2.2%) - continued
491 Lam Research Corporation $ 288,816
5,495 Lattice Semiconductor
Corporation
m
305,577
893 Littelfuse, Inc. 193,486
1,355 LiveRamp Holding, Inc.
m
37,479
881 Marvell Technology, Inc. 41,601
76 Microchip Technology, Inc. 5,418
9,454 Microsoft Corporation 3,196,492
511 MKS Instruments, Inc. 33,552
756 Monolithic Power Systems, Inc. 333,955
41 Motorola Solutions, Inc. 11,417
647 NCR Voyix Corporation
m
9,893
1,105 NetApp, Inc. 80,422
369 NICE, Ltd. ADR
m
56,955
1,302 Nova, Ltd.
m
123,651
3,377 NVIDIA Corporation 1,377,141
941 ON Semiconductor Corporation
m
58,944
43 OSI Systems, Inc.
m
4,484
5,043 PagerDuty, Inc.
m
101,717
2,008 Palo Alto Networks, Inc.
m
487,984
1,978 PDF Solutions, Inc.
m
52,476
1,862 Plexus Corporation
m
183,072
2,290 PTC, Inc.
m
321,562
1,084 Q2 Holdings, Inc.
m
32,552
235 Qorvo, Inc.
m
20,544
3,040 QUALCOMM, Inc. 331,330
1,398 Rackspace Technology, Inc.
f,m
1,706
417 Rapid7, Inc.
m
19,386
567 RingCentral, Inc.
m
15,071
306 Roper Industries, Inc. 149,502
2,736 Salesforce, Inc.
m
549,471
143 Sanmina Corporation
m
7,274
532 ServiceNow, Inc.
m
309,544
1,487 Silicon Laboratories, Inc.
m
137,072
549 Skyworks Solutions, Inc. 47,620
1,504 SolarWinds Corporation
m
13,852
431 Sprinklr, Inc.
m
5,857
10,515 Sprout Social, Inc.
m
455,089
563 SPS Commerce, Inc.
m
90,271
985 Synopsys, Inc.
m
462,398
3,383 TE Connectivity, Ltd. 398,687
60 Teledyne Technologies, Inc.
m
22,475
68 Tenable Holdings, Inc.
m
2,863
837 Teradata Corporation
m
35,757
15 Teradyne, Inc. 1,249
2,726 Texas Instruments, Inc. 387,119
1,091 Trimble, Inc.
m
51,419
32,197 TTM Technologies, Inc.
m
369,944
1,020 Tyler Technologies, Inc.
m
380,358
2,411 Unisys Corporation
m
6,703
1,068 Universal Display Corporation 148,644
849 Upland Software, Inc.
m
2,836
8,521 Varonis Systems, Inc.
m
286,646
531 Verint Systems, Inc.
m
9,988
1,661 VeriSign, Inc.
m
331,635
1,843 Viavi Solutions, Inc.
m
14,339
1,976 Vishay Intertechnology, Inc. 43,946
2,140 Vontier Corporation 63,258
3,546 Wolfspeed, Inc.
m
119,997
3,389 Workiva, Inc.
m
295,148
376 Xerox Holdings Corporation 4,828
1,595 Yext, Inc.
m
9,618
Shares Common Stock (9.9%) Value
Information Technology (2.2%) - continued
364 Zoom Video Communications,
Inc.
m
$ 21,833
Total 23,147,384
Materials (0.3%)
124 Albemarle Corporation 15,721
2,899 Alcoa Corporation 74,330
114 AptarGroup, Inc. 13,939
1,801 Ball Corporation 86,718
949 Berry Plastics Group, Inc. 52,195
1,790 Carpenter Technology Corporation 112,269
890 Celanese Corporation 101,914
3,257 Cleveland-Cliffs, Inc.
m
54,652
846 Commercial Metals Company 35,777
667 Eagle Materials, Inc. 102,658
66 Eastman Chemical Company 4,932
31 Hawkins, Inc. 1,780
3,072 Huntsman Corporation 71,670
3,249 Ingevity Corporation
m
130,870
608 Innospec, Inc. 59,584
10,364 Ivanhoe Mines, Ltd.
m
76,380
183 Kaiser Aluminum Corporation 10,394
833 Linde plc 318,339
413 LSB Industries, Inc.
m
3,762
60 LyondellBasell Industries NV 5,414
651 Martin Marietta Materials, Inc. 266,220
1,347 Mosaic Company 43,751
178 Myers Industries, Inc. 2,985
451 Newmont Corporation 16,899
360 Nucor Corporation 53,204
1,053 O-I Glass, Inc.
m
16,269
589 Orion SA 11,957
1,076 PPG Industries, Inc. 132,101
25,205 Ranpak Holdings Corporation
m
79,648
74 Reliance Steel & Aluminum
Company 18,824
2,581 RPM International, Inc. 235,568
406 Ryerson Holding Corporation 11,794
603 Schnitzer Steel Industries, Inc. 13,694
1,154 Steel Dynamics, Inc. 122,913
3,823 Summit Materials, Inc.
m
125,777
1,382 SunCoke Energy, Inc. 13,143
515 TimkenSteel Corporation
m
10,470
190 TriMas Corporation 4,600
1,268 Trinseo plc 7,849
19,244 Tronox Holdings plc 205,718
954 United States Lime & Minerals, Inc. 188,882
2,619 United States Steel Corporation 88,758
324 Vulcan Materials Company 63,663
Total 3,067,985
Real Estate (0.4%)
8,225 Agree Realty Corporation 460,106
653 Alexandria Real Estate Equities,
Inc. 60,814
2,227 Apartment Income REIT
Corporation 65,051
1,575 AvalonBay Communities, Inc. 261,041
390 Camden Property Trust 33,103
485 CareTrust REIT, Inc. 10,437
1,990 CBRE Group, Inc.
m
137,987
425 Centerspace 20,647
906 Chatham Lodging Trust 8,381
3,094 Compass, Inc.
m
6,126

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (9.9%) Value
Real Estate (0.4%) - continued
2,258 CoStar Group, Inc.
m
$ 165,760
4,049 CubeSmart 138,030
17,733 Cushman and Wakefield plc
m
130,692
1,119 DigitalBridge Group, Inc. 17,736
168 EastGroup Properties, Inc. 27,426
2,785 Elme Communities 35,537
2,186 EPR Properties 93,342
6,546 Equity Commonwealth 123,981
2,461 Equity Residential 136,167
8,293 Essential Properties Realty Trust,
Inc. 182,031
144 Essex Property Trust, Inc. 30,804
1,757 First Industrial Realty Trust, Inc. 74,321
1,019 FirstService Corporation 144,158
3,292 Four Corners Property Trust, Inc. 70,120
643 Getty Realty Corporation 17,117
382 Howard Hughes Holdings, Inc.
m
25,338
10,951 Independence Realty Trust, Inc. 135,683
5,069 Invitation Homes, Inc. 150,499
611 Kennedy-Wilson Holdings, Inc. 7,864
230 LTC Properties, Inc. 7,270
9,907 LXP Industrial Trust 78,364
507 Mid-America Apartment
Communities, Inc. 59,902
5,838 National Storage Affiliates Trust 166,500
3,471 NetSTREIT Corporation 49,462
1,070 NNN REIT, Inc. 38,873
2,314 Pebblebrook Hotel Trust 27,606
2,918 Phillips Edison and Company, Inc. 103,035
1,568 Public Storage 374,297
595 Realty Income Corporation 28,191
2,209 Regency Centers Corporation 133,114
2,685 Rexford Industrial Realty, Inc. 116,099
215 RMR Group, Inc. 4,842
3,046 Sabra Health Care REIT, Inc. 41,547
1,513 SBA Communications Corporation 315,657
5,557 Service Properties Trust 40,288
2,311 Terreno Realty Corporation 123,130
4,068 UDR, Inc. 129,403
364 Welltower, Inc. 30,434
Total 4,638,313
Utilities (0.2%)
4,676 AES Corporation 69,672
1,515 Alliant Energy Corporation 73,917
6,084 American Electric Power
Company, Inc. 459,585
84 American Water Works Company,
Inc. 9,883
355 Artesian Resources Corporation 13,951
243 Avista Corporation 7,701
840 Black Hills Corporation 40,614
1,952 CenterPoint Energy, Inc. 52,470
744 Entergy Corporation 71,119
4,846 Evergy, Inc. 238,132
126 NextEra Energy Partners, LP
f
3,411
26,380 NiSource, Inc. 663,721
3,470 Northwestern Energy Group, Inc. 166,595
5,765 OGE Energy Corporation 197,163
4,570 Portland General Electric
Company 182,891
1,363 Spire, Inc. 75,824
Shares Common Stock (9.9%) Value
Utilities (0.2%) - continued
5,539 UGI Corporation $ 115,211
Total 2,441,860
Total Common Stock
(cost $92,014,600) 102,333,022
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
3,269,156 Thrivent Cash Management Trust 3,269,156
Total Collateral Held for
Securities Loaned
(cost $3,269,156) 3,269,156
Shares Private Equity Funds ( 0.2% ) Value
Secondary (0.2%)
1 LCP X (Offshore), LP
c*
2,211,919
Total 2,211,919
Total Private Equity Funds
(cost $1,500,000) 2,211,919
Shares or
Principal
Amount Short-Term Investments ( 11.5% ) Value
Federal Home Loan Bank Discount
Notes
1,800,000 5.281%, 11/15/2023
n,o
1,796,409
1,000,000 5.300%, 12/6/2023
n,o
994,992
800,000 5.315%, 12/15/2023
n,o
794,966
4,000,000 5.305%, 1/16/2024
n,o
3,956,508
100,000 5.350%, 1/31/2024
n,o
98,699
Thrivent Core Short-Term Reserve
Fund
11,152,976 5.690% 111,529,755
Total Short-Term Investments
(cost $119,131,900) 119,171,329
Total Investments (cost
$1,045,045,523) 102.0% $1,052,888,929
Other Assets and Liabilities, Net
(2.0%) (20,867,246)
Total Net Assets 100.0% $1,032,021,683
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2023, the value of these investments was $53,034,651 or
5.1% of total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2023.
i Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
j All or a portion of the security is insured or guaranteed.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Defaulted security.  Interest is not being accrued.
m Non-income producing security.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Fund as of October
31, 2023 was $2,356,553 or 0.23% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of October
31, 2023.
Security
Acquisition
Date Cost
LCP X (Offshore), LP  10/25/2023 $ 1,500,000
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 272,847
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of October 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 1,914,224
Common Stock 1,239,549
Total lending $3,153,773
Gross amount payable upon return of
collateral for securities loaned $3,269,156
Net amounts due to counterparty $115,383
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $99,221,016
Gross unrealized depreciation (98,335,318)
Net unrealized appreciation (depreciation) $885,698
Cost for federal income tax purposes $1,046,221,307

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 546,334 – 458,956 87,378
Capital Goods 2,489,156 – 2,328,907 160,249
Communications Services 3,210,114 – 3,210,114 –
Consumer Cyclical 4,209,151 – 4,209,151 –
Consumer Non-Cyclical 3,708,184 – 3,630,391 77,793
Energy 711,242 – 711,242 –
Financials 1,904,134 – 1,904,134 –
Technology 5,175,944 – 5,175,944 –
Transportation 1,306,687 – 1,306,687 –
Utilities 192,062 – 192,062 –
Long-Term Fixed Income
Asset-Backed Securities 9,053,184 – 9,053,184 –
Basic Materials 3,108,832 – 3,108,832 –
Capital Goods 7,320,797 – 7,320,797 –
Collateralized Mortgage Obligations 15,871,915 – 15,871,915 –
Commercial Mortgage-Backed Securities 13,959,174 – 13,959,174 –
Communications Services 10,797,914 – 10,797,914 –
Consumer Cyclical 11,294,707 – 11,294,707 –
Consumer Non-Cyclical 13,437,153 – 13,437,153 –
Energy 9,659,435 – 9,659,435 –
Financials 32,895,481 – 32,895,481 –
Foreign Government 177,861 – 177,861 –
Mortgage-Backed Securities 111,329,091 – 111,329,091 –
Technology 6,137,731 – 6,137,731 –
Transportation 3,058,450 – 3,058,450 –
U.S. Government & Agencies 124,688,251 – 124,688,251 –
Utilities 6,543,621 – 6,543,621 –
Registered Investment Companies
U.S. Affiliated 335,141,243 335,141,243 – –
U.S. Unaffiliated 6,883,639 6,883,639 – –
Common Stock
Communications Services 5,729,964 5,727,180 2,784 –
Consumer Discretionary 10,900,829 10,900,829 – –
Consumer Staples 5,184,571 5,184,571 – –
Energy 3,883,615 3,883,615 – –
Financials 15,071,813 15,071,813 – –
Health Care 12,899,899 12,899,899 – –
Industrials 15,366,789 15,000,350 366,439 –
Information Technology 23,147,384 23,147,384 – –
Materials 3,067,985 2,991,605 76,380 –
Real Estate 4,638,313 4,638,313 – –
Utilities 2,441,860 2,441,860 – –
Private Equity Funds
Secondary 2,211,919 – – 2,211,919
Short-Term Investments 7,641,574 – 7,641,574 –
Subtotal Investments in Securities $856,998,002 $443,912,301 $410,548,362 $2,537,339
Other Investments  * Total
Affiliated Short-Term Investments 111,529,755
U.S. Affiliated Registered Investment Cos. 81,092,016
Collateral Held for Securities Loaned 3,269,156
Subtotal Other Investments $195,890,927
Total Investments at Value $1,052,888,929
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Moderately Conservative Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 4,806,438 4,806,438 – –
Total Asset Derivatives $4,806,438 $4,806,438 $– $–
Liability Derivatives
Futures Contracts 10,588,362 10,588,362 – –
Total Liability Derivatives $10,588,362 $10,588,362 $– $–
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of October 31, 2023. Investments and/or cash totaling $7,641,574 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 36 December 2023 $ 3,973,037 ( $ 150,850)
CBOT 2-Yr. U.S. Treasury Note 163 December 2023 33,175,726 (180,959)
CBOT 5-Yr. U.S. Treasury Note 252 December 2023 26,823,128 (495,035)
CBOT U.S. Long Bond 103 December 2023 12,400,005 (1,127,943)
CME E-mini S&P 500 Index 377 December 2023 84,672,504 (5,271,591)
CME Ultra Long Term U.S. Treasury Bond 99 December 2023 12,657,594 (1,513,906)
ICE mini MSCI EAFE Index 283 December 2023 29,562,652 (1,629,137)
ICE US mini MSCI Emerging Markets Index 35 December 2023 1,714,429 (105,829)
Ultra 10-Yr. U.S. Treasury Note 18 December 2023 2,072,019 (113,112)
Total Futures Long Contracts $ 207,051,094 ( $ 10,588,362)
CBOT 10-Yr. U.S. Treasury Note (22) December 2023 ( $ 2,427,673) $ 91,892
CME E-mini Russell 2000 Index (173) December 2023 (16,104,431) 1,672,771
CME E-mini S&P Mid-Cap 400 Index (109) December 2023 (28,368,586) 2,479,996
CME Euro Foreign Exchange Currency (75) December 2023 (10,085,406) 145,562
Eurex Euro STOXX 50 Index (231) December 2023 (10,398,378) 416,217
Total Futures Short Contracts ( $ 67,384,474) $4,806,438
Total Futures Contracts $ 139,666,620 ($5,781,924)
The following table presents Moderately Conservative Allocation Fund's swaps contracts held as of October 31, 2023. Investments totaling $–
were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2023, for Moderately
Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant
Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 145,562
Total Foreign Exchange Contracts 145,562
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 4,568,984
Total Equity Contracts 4,568,984
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 91,892
Total Interest Rate Contracts 91,892
Total Asset Derivatives $4,806,438
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 7,006,557
Total Equity Contracts 7,006,557
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,581,805
Total Interest Rate Contracts 3,581,805
Total Liability Derivatives $10,588,362
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2023, for
Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 21,297
Futures Net realized gains/(losses) on Futures contracts (6,481,520)
Total Interest Rate Contracts (6,460,223)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 7,291,809
Total Equity Contracts 7,291,809
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 347,001
Total Foreign Exchange Contracts 347,001
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 176,801
Total Credit Contracts 176,801
Total $1,355,388
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2023, for Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 145,562
Total Foreign Exchange Contracts 145,562
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,405,876)
Total Equity Contracts (2,405,876)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 993,687
Total Interest Rate Contracts 993,687
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (108,196)
Total Credit Contracts (108,196)
Total ($1,374,823)
The following table presents Moderately Conservative Allocation Fund's average volume of derivative activity during the period ended October
31, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $84,898,013
Futures - Short (47,720,573)
Interest Rate Contracts
Futures - Long 72,586,963
Futures - Short (12,943,612)
Options Written (710,129)
Foreign Exchange Contracts
Futures - Short (5,758,613)
Credit Contracts
Credit Default Swaps - Buy Protection (8,202)
Credit Default Swaps - Sell Protection 22,995

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $31,283 $2,070 $1,356 $32,792 4,511 3.2%
Core Emerging Markets Equity 6,274 258 – 7,078 876 0.7
Core International Equity 11,590 315 – 13,108 1,437 1.3
Core Low Volatility Equity 23,433 2,345 12,000 12,003 1,085 1.2
Core Mid Cap Value – 11,001 2,000 8,865 960 0.9
Core Small Cap Value 9,959 119 2,000 7,247 852 0.7
Global Stock, Class S 1,608 57 – 1,749 72 0.2
High Yield, Class S 23,236 1,416 984 23,421 5,945 2.3
Income, Class S 68,184 2,897 2,004 68,375 9,166 6.6
International Allocation, Class S 36,716 841 21,000 20,919 2,279 2.0
Large Cap Growth, Class S 45,691 3,264 – 55,731 3,541 5.4
Large Cap Value, Class S 93,024 5,713 – 93,726 3,696 9.1
Limited Maturity Bond, Class S 39,326 1,227 768 40,527 3,414 3.9
Mid Cap Stock, Class S 25,188 694 – 24,167 817 2.3
Small Cap Stock, Class S 7,040 611 – 6,526 264 0.6
Total U.S. Affiliated Registered Investment
Companies 422,552 416,234 40.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% 97,047 298,671 284,188 111,530 11,153 10.8
Total Affiliated Short-Term Investments 97,047 111,530 10.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   13,890 111,569 122,190 3,269 3,269 0.3
Total Collateral Held for Securities Loaned 13,890 3,269 0.3
Total Value $533,489 $531,033
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($478) $1,273 $– $2,070
Core Emerging Markets Equity – 546 – 259
Core International Equity – 1,203 – 315
Core Low Volatility Equity Fund 60 (1,835) 1,872 473
Core Mid Cap Value (27) (109) – –
Core Small Cap Value (221) (610) – 120
Global Stock, Class S – 84 35 21
High Yield, Class S (206) (41) – 1,415
Income, Class S (585) (117) – 2,895
International Allocation, Class S (1,158) 5,520 – 840
Large Cap Growth, Class S – 6,776 3,263 –
Large Cap Value, Class S – (5,011) 4,013 1,699
Limited Maturity Bond, Class S (51) 793 – 1,227
Mid Cap Stock, Class S – (1,715) 601 93
Small Cap Stock, Class S – (1,125) 582 29
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% – – – 5,307
Total Income/Non Cash Income from Affiliated Investments $16,763
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 37
Total Affiliated Income from Securities Loaned, Net $37
Total ($2,666) $5,632 $10,366

Money Market Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Investment Company ( 0.5% ) Value
Goldman Sachs Financial Square
Funds - Government Fund
10,840,000 5.255%  $ 10,840,000
Total 10,840,000
Principal
Amount
U.S. Government Agency Debt
( 77.6% )
a
Value
Federal Agricultural Mortgage
Corporation
$ 3,650,000
5.779% (TSFR1M + 0.464%),
11/1/2023
b
3,650,000
8,000,000
5.540% (SOFRRATE +
0.230%), 3/20/2024
b
8,000,000
20,300,000
5.420% (SOFRRATE +
0.110%), 7/24/2024
b
20,300,000
12,180,000
5.510% (SOFRRATE +
0.200%), 7/21/2025
b
12,180,000
5,000,000
5.510% (SOFRRATE +
0.200%), 8/7/2025
b
5,000,000
Federal Farm Credit Bank
6,500,000
5.360% (FEDL 1M + 0.030%),
12/8/2023
b
6,498,685
1,800,000
5.851% (TSFR1M + 0.514%),
12/8/2023
b
1,800,707
8,300,000
5.335% (SOFRRATE +
0.025%), 1/23/2024
b
8,299,713
9,900,000
5.350% (SOFRRATE +
0.040%), 2/5/2024
b
9,893,130
8,100,000
5.360% (SOFRRATE +
0.050%), 2/23/2024
b
8,099,826
18,470,000
5.350% (FEDL 1M + 0.020%),
3/25/2024
b
18,468,211
9,000,000
5.448% (USBMMY 3M +
0.050%), 5/1/2024
b
9,000,000
20,750,000
5.350% (SOFRRATE +
0.040%), 5/15/2024
b
20,747,425
7,900,000
5.390% (SOFRRATE +
0.080%), 5/24/2024
b
7,900,000
14,500,000
5.390% (SOFRRATE +
0.080%), 7/22/2024
b
14,500,000
3,600,000
5.410% (SOFRRATE +
0.100%), 8/8/2024
b
3,600,000
8,500,000
5.410% (SOFRRATE +
0.100%), 10/11/2024
b
8,500,000
8,500,000
5.415% (SOFRRATE +
0.105%), 10/16/2024
b
8,500,000
20,850,000
5.420% (SOFRRATE +
0.110%), 10/30/2024
b
20,850,000
7,600,000
5.470% (FEDL 1M + 0.140%),
11/14/2024
b
7,600,000
5,685,000
5.430% (SOFRRATE +
0.120%), 1/21/2025
b
5,685,000
8,200,000
5.430% (FEDL 1M + 0.100%),
1/24/2025
b
8,199,654
8,500,000
5.480% (FEDL 1M + 0.150%),
2/3/2025
b
8,500,000
Federal Home Loan Bank
38,000,000
5.335% (SOFRRATE +
0.025%), 11/1/2023
b
38,000,000
12,760,000 5.284% , 11/2/2023 12,758,127
9,000,000 5.285% , 11/3/2023 8,997,357
10,000,000 5.300% , 11/6/2023 9,992,639
46,000,000
5.340% (SOFRRATE +
0.030%), 11/6/2023
b
46,000,000
19,000,000
5.330% (SOFRRATE +
0.020%), 11/7/2023
b
19,000,000
Principal
Amount
U.S. Government Agency Debt
(77.6%)
a
Value
$ 16,500,000 5.295% , 11/17/2023 $ 16,461,170
8,200,000
5.330% (SOFRRATE +
0.020%), 11/17/2023
b
8,200,000
7,900,000
5.350% (SOFRRATE +
0.040%), 11/17/2023
b
7,900,000
28,800,000
5.330% (SOFRRATE +
0.020%), 11/21/2023
b
28,800,000
7,400,000 5.295% , 11/22/2023 7,377,143
16,400,000
5.330% (SOFRRATE +
0.020%), 11/24/2023
b
16,400,000
7,800,000
5.365% (SOFRRATE +
0.055%), 11/24/2023
b
7,800,000
7,850,000
5.380% (SOFRRATE +
0.070%), 11/24/2023
b
7,850,000
5,000,000
5.380% (SOFRRATE +
0.070%), 11/27/2023
b
5,000,000
7,800,000
5.380% (SOFRRATE +
0.070%), 11/27/2023
b
7,800,000
16,000,000
5.340% (SOFRRATE +
0.030%), 11/28/2023
b
16,000,000
19,825,000
5.370% (SOFRRATE +
0.060%), 11/28/2023
b
19,825,000
23,000,000
5.330% (SOFRRATE +
0.020%), 12/5/2023
b
23,000,000
20,750,000
5.340% (SOFRRATE +
0.030%), 12/6/2023
b
20,750,000
41,500,000
5.340% (SOFRRATE +
0.030%), 12/8/2023
b
41,500,000
12,450,000
5.340% (SOFRRATE +
0.030%), 12/8/2023
b
12,450,000
7,800,000
5.335% (SOFRRATE +
0.025%), 12/14/2023
b
7,800,000
8,490,000
5.380% (SOFRRATE +
0.070%), 12/14/2023
b
8,490,000
7,900,000
5.350% (SOFRRATE +
0.040%), 12/18/2023
b
7,900,000
38,000,000
5.335% (SOFRRATE +
0.025%), 12/22/2023
b
38,000,000
10,000,000
5.400% (SOFRRATE +
0.090%), 12/27/2023
b
10,000,000
20,750,000
5.340% (SOFRRATE +
0.030%), 12/29/2023
b
20,750,000
21,000,000
5.340% (SOFRRATE +
0.030%), 1/3/2024
b
21,000,000
21,000,000
5.340% (SOFRRATE +
0.030%), 1/3/2024
b
21,000,000
30,000,000
5.340% (SOFRRATE +
0.030%), 1/5/2024
b
30,000,000
47,000,000
5.340% (SOFRRATE +
0.030%), 1/12/2024
b
47,000,000
8,200,000
5.340% (SOFRRATE +
0.030%), 1/17/2024
b
8,200,000
43,000,000
5.335% (SOFRRATE +
0.025%), 1/22/2024
b
43,000,000
880,000 5.340% , 1/24/2024 869,035
18,200,000
5.340% (SOFRRATE +
0.030%), 1/24/2024
b
18,200,000
16,600,000
5.340% (SOFRRATE +
0.030%), 1/25/2024
b
16,600,000
20,750,000
5.345% (SOFRRATE +
0.035%), 1/26/2024
b
20,750,000
42,000,000
5.350% (SOFRRATE +
0.040%), 2/1/2024
b
42,000,000
24,900,000
5.350% (SOFRRATE +
0.040%), 2/5/2024
b
24,900,000
1,100,000 5.340% , 2/6/2024 1,084,173

Money Market Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(77.6%)
a
Value
$ 25,000,000
5.350% (SOFRRATE +
0.040%), 2/12/2024
b
$ 25,000,000
7,200,000 5.355% , 2/14/2024 7,087,545
8,350,000 5.361% , 2/16/2024 8,216,950
500,000 5.380% , 2/26/2024 491,257
15,860,000
5.390% (SOFRRATE +
0.080%), 2/26/2024
b
15,860,000
9,000,000
5.355% (SOFRRATE +
0.045%), 3/4/2024
b
9,000,000
25,000,000
5.355% (SOFRRATE +
0.045%), 3/8/2024
b
25,000,000
29,050,000
5.360% (SOFRRATE +
0.050%), 3/12/2024
b
29,050,000
13,000,000
5.430% (SOFRRATE +
0.120%), 3/14/2024
b
13,000,000
24,600,000
5.355% (SOFRRATE +
0.045%), 3/15/2024
b
24,600,000
20,750,000
5.360% (SOFRRATE +
0.050%), 3/18/2024
b
20,750,000
38,000,000
5.355% (SOFRRATE +
0.045%), 3/26/2024
b
38,000,000
42,000,000
5.360% (SOFRRATE +
0.050%), 4/12/2024
b
42,000,000
6,820,000 5.000% , 4/26/2024 6,803,564
8,300,000
5.360% (SOFRRATE +
0.050%), 4/26/2024
b
8,300,000
16,600,000
5.370% (SOFRRATE +
0.060%), 5/6/2024
b
16,600,000
8,350,000 5.280% , 5/7/2024 8,337,999
7,900,000 5.300% , 5/22/2024 7,900,000
12,600,000
5.375% (SOFRRATE +
0.065%), 5/24/2024
b
12,600,000
8,350,000
5.370% (SOFRRATE +
0.060%), 6/17/2024
b
8,350,000
21,500,000
5.400% (SOFRRATE +
0.070%), 6/27/2024
b,c
21,500,000
16,600,000
5.380% (SOFRRATE +
0.070%), 7/5/2024
b
16,600,000
35,000,000
5.375% (SOFRRATE +
0.065%), 7/23/2024
b
35,000,000
5,000,000
5.410% (SOFRRATE +
0.100%), 9/4/2024
b
5,000,543
3,910,000
5.425% (SOFRRATE +
0.115%), 11/6/2024
b
3,910,924
20,300,000
5.435% (SOFRRATE +
0.125%), 1/24/2025
b
20,300,000
8,100,000
5.470% (SOFRRATE +
0.160%), 7/14/2025
b
8,100,000
4,200,000
5.495% (SOFRRATE +
0.185%), 10/24/2025
b
4,200,000
Federal National Mortgage
Association
3,285,000 5.210% , 11/1/2023 3,285,000
U.S. International Development
Finance Corporation
1,810,000
5.570% (T-BILL 3M FLAT),
11/7/2023
b
1,810,000
6,109,091
5.570% (T-BILL 3M FLAT),
11/7/2023
b
6,109,091
1,047,619
5.570% (T-BILL 3M FLAT),
11/7/2023
b
1,047,619
1,312,500
5.570% (T-BILL 3M FLAT),
11/7/2023
b
1,312,500
1,425,000
5.570% (T-BILL 3M FLAT),
11/7/2023
b
1,425,000
Principal
Amount
U.S. Government Agency Debt
(77.6%)
a
Value
$ 5,561,154
5.570% (T-BILL 3M FLAT),
11/7/2023
b
$ 5,561,154
768,421
5.570% (T-BILL 3M FLAT),
11/7/2023
b
768,421
9,666,429
5.570% (T-BILL 3M FLAT),
11/7/2023
b
9,666,429
2,623,473
5.570% (T-BILL 3M FLAT),
11/7/2023
b
2,623,473
2,840,581
5.570% (T-BILL 3M FLAT),
11/7/2023
b
2,840,581
4,704,608
5.570% (T-BILL 3M FLAT),
11/7/2023
b
4,704,608
2,847,180
5.570% (T-BILL 3M FLAT),
11/7/2023
b
2,847,180
4,067,400
5.570% (T-BILL 3M FLAT),
11/7/2023
b
4,067,400
2,733,333
5.570% (T-BILL 3M + 0.070%),
11/7/2023
b
2,733,333
4,689,720
5.570% (T-BILL 3M FLAT),
11/7/2023
b
4,689,720
3,498,680
5.570% (T-BILL 3M FLAT),
11/7/2023
b
3,498,680
1,235,304
5.570% (T-BILL 3M FLAT),
11/7/2023
b
1,235,304
6,494,642
5.570% (T-BILL 3M FLAT),
11/7/2023
b
6,494,642
4,810,000
5.570% (T-BILL 3M FLAT),
11/7/2023
b
4,810,000
2,526,316
5.570% (T-BILL 3M FLAT),
11/7/2023
b
2,526,316
3,078,000
5.570% (T-BILL 3M FLAT),
11/7/2023
b
3,078,000
3,722,000
5.570% (T-BILL 3M FLAT),
11/7/2023
b
3,722,000
2,171,750
5.570% (T-BILL 3M FLAT),
11/7/2023
b
2,171,750
9,629,630
5.570% (T-BILL 3M FLAT),
11/7/2023
b
9,629,630
3,875,000
5.570% (T-BILL 3M FLAT),
11/7/2023
b
3,875,000
2,216,981
5.570% (T-BILL 3M FLAT),
11/7/2023
b
2,216,981
3,372,641
5.570% (T-BILL 3M FLAT),
11/7/2023
b
3,372,641
389,474
5.570% (T-BILL 3M FLAT),
11/7/2023
b
389,474
281,250
5.570% (T-BILL 3M FLAT),
11/7/2023
b
281,250
3,750,000
5.570% (T-BILL 3M FLAT),
11/7/2023
b
3,750,000
2,520,000
5.570% (T-BILL 3M FLAT),
11/7/2023
b
2,520,000
7,769,913
5.600% (T-BILL 3M FLAT),
11/7/2023
b
7,769,913
4,425,000 5.080% , 11/15/2023 4,643,503
9,360,000 5.060% , 12/14/2023 9,780,844
Total 1,567,993,214
Principal
Amount U.S. Treasury Debt ( 14.3% )
a
Value
U.S. Treasury Bills
74,300,000 5.302% , 11/7/2023 74,234,341
33,250,000 5.301% , 11/14/2023 33,186,348
12,500,000 5.327% , 11/16/2023 12,472,255
37,375,000 5.297% , 11/21/2023 37,265,021

Money Market Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount U.S. Treasury Debt (14.3%)
a
Value
$ 20,775,000 5.301% , 11/24/2023 $ 20,704,642
21,000,000 5.316% , 12/19/2023 20,851,152
42,000,000 5.345% , 2/13/2024 41,351,443
22,000,000 5.355% , 2/20/2024 21,636,753
U.S. Treasury Notes
3,645,000
5.419% (USBMMY 3M +
0.037%), 7/31/2024
b
3,641,477
11,790,000
5.582% (USBMMY 3M +
0.200%), 1/31/2025
b
11,786,473
12,500,000
5.552% (USBMMY 3M +
0.170%), 10/31/2025
b
12,497,496
U.S. Treasury STRIPS Zero Coupon
797,000 5.520% , 1/31/2024 786,061
Total 290,413,462
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash ( 7.7% )
a
Value
RBC Dominion Securities
155,000,000 5.280% , 11/1/2023
d
155,000,000
Total 155,000,000
Total Investments (at amortized
cost) 100.1% $2,024,246,676
Other Assets and Liabilities,
Net (0.1)% (2,495,260)
Total Net Assets 100.0% $2,021,751,416
a The interest rate shown reflects the yield.
b Denotes variable rate securities. The rate shown is as
of October 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Repurchase agreement dated October 31, 2023,
$155,022,733 maturing November 1, 2023, collateralized
by $158,123,188 U.S. Government or related agency
securities, 0.13%-6.88%, due January 9, 2024 - November
15, 2052.
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
TSFR1M - CME Term SOFR 1 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Cost for federal income tax purposes $2,024,246,676
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Money Market Fund's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Investment Company 10,840,000 10,840,000 – –
U.S. Government Agency Debt 1,567,993,214 – 1,567,993,214 –
U.S. Treasury Debt 290,413,462 – 290,413,462 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 155,000,000 – 155,000,000 –
Total Investments at Amortized Cost $2,024,246,676 $10,840,000 $2,013,406,676 $–

Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.2% ) Value
Alabama (1.1%)
Black Belt Energy Gas District, AL
Gas Proj. Rev.
$ 5,000,000 5.250%, 10/1/2030, Ser. A
a
$ 5,005,092
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
750,000 5.500%, 6/1/2049, Ser. D-1
a
759,141
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AGM Insured)
2,000,000 5.250%, 8/1/2053, Ser. A
b
2,001,508
1,000,000 5.500%, 8/1/2058, Ser. A
b
1,012,092
2,000,000 5.250%, 8/1/2048, Ser. A
b
2,005,043
UAB Medicine Finance Auth., AL
Rev. Refg.
2,000,000 5.000%, 9/1/2041, Ser. B2 1,949,601
Total 12,732,477
Alaska (<0.1%)
Valdez, AK Marine Terminal Rev.
Refg. (ExxonMobil)
130,000 4.020%, 12/1/2029
a
130,000
Total 130,000
Arizona (2.4%)
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
750,000 5.375%, 7/1/2053 638,719
275,000 5.250%, 7/1/2043 242,960
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada- Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A 717,228
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada)
2,165,000 5.000%, 7/15/2050, Ser. A
c
1,775,862
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
300,000 5.000%, 7/1/2047, Ser. A 268,714
Arizona Industrial Development
Auth. National Charter School
Revolving Loan Fund Rev.
1,000,000 4.250%, 11/1/2052, Ser. A 787,261
Chandler, AZ Industrial
Development Auth. Rev. (Intel
Corporation)
3,750,000
5.000%, 9/1/2027, Ser. 2022-
2, AMT
a
3,776,643
Glendale, AZ Industrial
Development Auth. Senior Living
Fac. Rev. (Royal Oaks - Inspirata
Pointe)
2,000,000 5.000%, 5/15/2056, Ser. A 1,487,421
Maricopa County, AZ Industrial
Development Auth. Educational
Fac. Rev. (Valley Christian
Schools)
1,000,000 6.375%, 7/1/2058, Ser. A
c
904,494
Northern Arizona University Rev.
Refg.
1,180,000 5.000%, 6/1/2036, Ser. A 1,195,736
Principal
Amount Long-Term Fixed Income (99.2%) Value
Arizona (2.4%) - continued
$ 750,000 5.000%, 6/1/2037, Ser. A $ 759,636
320,000 5.000%, 6/1/2038, Ser. A 323,490
Phoenix, AZ Civic Improvement
Corporation Airport Rev.
2,000,000
5.000%, 7/1/2047, Ser. A,
AMT 1,912,651
10,000,000 5.000%, 7/1/2049, Ser. A 9,677,200
Phoenix-Mesa, AZ Gateway Airport
Auth. Special Fac. Rev. (Mesa)
1,450,000 5.000%, 7/1/2038, AMT 1,410,548
Student & Academic Services LLC,
AZ Lease Rev. Northern Arizona
Capital Fac. Finance Corporation
(BAM Insured)
750,000 5.000%, 6/1/2039
b
746,959
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 502,267
725,000 5.000%, 8/1/2039 698,889
Total 27,826,678
Arkansas (0.1%)
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
750,000 5.700%, 5/1/2053, AMT 681,678
Pulaski County, AR Hospital Rev.
(Arkansas Children's Hospital)
500,000 5.250%, 3/1/2053 497,484
Total 1,179,162
California (6.7%)
Anaheim, CA Public Financing
Auth. Lease Rev. (Anaheim
Public Improvements) (AGM
Insured)
1,000,000 6.000%, 9/1/2024, Ser. A
b
1,015,670
Beverly Hills Unified School District,
Los Angeles County, CA G.O.
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 7,332,462
California Community Choice
Financing Auth. Rev. (Clean
Energy)
1,750,000 5.000%, 8/1/2029, Ser. A-1
a
1,738,539
5,000,000 5.500%, 11/1/2028, Ser. D
a
5,113,457
California County Tobacco
Securitization Agency Rev. Refg.
(Sonoma County Securitization
Corporation)
125,000 5.000%, 6/1/2049, Ser. B-1 119,775
California Educational Fac. Auth.
Rev. (Stanford University)
6,000,000 5.250%, 4/1/2040 6,663,663
8,300,000 5.000%, 6/1/2046, Ser. U-7 8,642,257
California Municipal Finance Auth.
Mobile Home Park Rev. (Caritas)
900,000 5.250%, 8/15/2053, Ser. A 894,367
800,000 5.250%, 8/15/2058, Ser. A 778,571

Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
California (6.7%) - continued
California Municipal Finance Auth.
Refg. Rev. (California Lutheran
University)
$ 275,000 5.000%, 10/1/2025 $ 277,049
300,000 5.000%, 10/1/2026 303,480
California Municipal Finance Auth.
Rev. (LINXS APM)
5,135,000
5.000%, 12/31/2043, Ser. A,
AMT 4,852,760
California Municipal Finance Auth.
Rev. Refg. (HumanGood - CA
Obligated Group)
1,385,000 5.000%, 10/1/2044, Ser. A 1,331,100
California Municipal Finance Auth.
Solid Waste Disposal Rev.
(Waste Management, Inc.)
1,000,000
4.125%, 10/1/2041, Ser. A,
AMT
a
987,949
California Pollution Control
Financing Auth. Water Furnishing
Rev. (Poseidon Resources LP
Desalination)
1,000,000 5.000%, 7/1/2037, AMT
c
998,951
550,000 5.000%, 7/1/2038, AMT
c
544,890
500,000 5.000%, 11/21/2045, AMT
c
473,768
California Public Finance Auth.
Senior Living Rev. (Enso Village)
300,000 5.000%, 11/15/2051, Ser. A
c
240,653
California Statewide Communities
Development Auth. Rev. (Enloe
Medical Center) (AGM Insured)
500,000 5.250%, 8/15/2052, Ser. A
b
510,209
1,000,000 5.375%, 8/15/2057, Ser. A
b
1,027,651
California Various Purpose G.O.
500,000 4.000%, 10/1/2050 433,884
10,000 5.250%, 4/1/2029 10,011
500,000 5.000%, 4/1/2049 507,806
Fullerton, CA Public Financing
Auth. Rev. Refg. (Marshall B.
Ketchum University)
2,055,000 4.000%, 2/1/2046, Ser. A 1,696,492
Los Angeles, CA Department of
Water & Power Rev. Refg.
675,000 2.820%, 7/1/2035, Ser. A
a
675,000
San Diego County, CA Regional
Airport Auth. Rev.
2,500,000
5.000%, 7/1/2053, Ser. B,
AMT 2,366,371
5,145,000
5.250%, 7/1/2058, Ser. B,
AMT 5,038,900
San Francisco, CA City & County
Airport Commission Rev. (San
Francisco International Airport)
4,000,000
5.500%, 5/1/2028, Ser. A,
AMT 4,002,037
7,825,000
5.000%, 5/1/2044, Ser. A,
AMT 7,486,531
Santa Monica Community College
District, Los Angeles County, CA
G.O.
5,000,000
Zero Coupon, 8/1/2025,
Ser. C 4,641,583
Principal
Amount Long-Term Fixed Income (99.2%) Value
California (6.7%) - continued
University of California Regents
Medical Center Rev.
$ 7,500,000 5.000%, 5/15/2047, Ser. P $ 7,638,134
Total 78,343,970
Colorado (3.9%)
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
750,000 6.500%, 12/1/2053 697,832
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
600,000 5.000%, 4/1/2038 585,652
475,000 5.000%, 4/1/2048 436,708
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (American
Academy)
2,500,000 5.000%, 12/1/2050 2,280,925
2,500,000 5.000%, 12/1/2055 2,246,356
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
1,155,000 5.000%, 12/1/2050
c
884,103
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (High Point
Academy)
2,825,000 4.000%, 7/1/2040, Ser. A 2,384,682
Colorado Health Fac. Auth.
Hospital Rev. (Parkview Medical
Center, Inc.)
3,325,000 4.000%, 9/1/2050, Ser. A 2,502,834
4,000,000 5.000%, 9/1/2046 3,637,438
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Commonspirit Health)
10,000,000 4.000%, 8/1/2049, Ser. A-2 7,724,508
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Covenant Living
Communities and Services)
1,340,000 4.000%, 12/1/2050, Ser. A 954,865
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Intermountain
Healthcare)
5,000,000 4.000%, 5/15/2052, Ser. A 4,168,431
Colorado Health Fac. Auth.
Hospital Rev. Refg. (Valley View
Hospital Association)
500,000 5.000%, 5/15/2030, Ser. A 509,156
385,000 5.000%, 5/15/2031, Ser. A 391,591
300,000 5.000%, 5/15/2032, Ser. A 304,948
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 5,794,416
Colorado School of Mines
Institutional Enterprise Rev.
1,740,000 5.000%, 12/1/2047, Ser. A 1,713,774
Denver, CO City & County Airport
System Rev. Refg.
1,250,000
5.750%, 11/15/2045, Ser. D,
AMT 1,310,457
Denver, CO Health and Hospital
Auth. Healthcare Rev. Refg.
1,500,000 5.000%, 12/1/2034, Ser. A
c
1,503,055

Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Colorado (3.9%) - continued
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
$ 1,000,000
5.000%, 5/1/2041, Ser. B,
AMT $ 922,391
Park Creek, CO Metropolitan
District Rev.
3,000,000 5.000%, 12/1/2041, Ser. A 2,874,902
2,250,000 5.000%, 12/1/2046, Ser. A 2,145,211
Total 45,974,235
Connecticut (1.1%)
Connecticut Health & Educational
Fac. Auth. Rev. (Connecticut
Children's Medical Center)
850,000 4.250%, 7/15/2053, Ser. E 681,038
Connecticut Health & Educational
Fac. Auth. Rev. (Hartford
Healthcare)
2,000,000 4.000%, 7/1/2046, Ser. A 1,622,931
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
c
791,002
Connecticut Health & Educational
Fac. Auth. Rev. (Quinnipiac
University)
5,000,000 5.250%, 7/1/2053, Ser. N 4,876,732
Connecticut Health & Educational
Fac. Auth. Rev. (Sacred Heart
University)
500,000 4.000%, 7/1/2045, Ser. K 411,026
4,000,000 5.000%, 7/1/2047, Ser. L 3,845,184
Connecticut Health & Educational
Fac. Auth. Rev. Refg. (Sacred
Heart University)
600,000 5.000%, 7/1/2042, Ser. I-1 584,276
Total 12,812,189
Delaware (0.3%)
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
2,000,000 5.000%, 9/1/2050 1,807,495
600,000 4.000%, 9/1/2051 450,476
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
870,000 5.000%, 7/1/2040, Ser. A 799,700
500,000 5.000%, 7/1/2048, Ser. A 439,622
Total 3,497,293
District Of Columbia (0.3%)
District of Columbia Rev. (D.C.
Smart Street Lighting)
1,000,000
5.500%, 2/29/2036, Ser. A,
AMT 1,054,712
1,000,000
5.500%, 8/31/2036, Ser. A,
AMT 1,048,201
Principal
Amount Long-Term Fixed Income (99.2%) Value
District Of Columbia (0.3%) - continued
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
$ 1,000,000
4.500%, 10/1/2053, Ser. A,
AMT $ 853,826
1,000,000
5.250%, 10/1/2053, Ser. A,
AMT 989,320
Total 3,946,059
Florida (4.8%)
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
1,215,000 4.000%, 10/1/2046 854,421
500,000 4.000%, 10/1/2046 351,614
Broward County, FL Water and
Sewer Utility Rev.
1,000,000 4.000%, 10/1/2045, Ser. A 854,920
1,500,000 4.000%, 10/1/2047, Ser. A 1,266,337
Cape Coral, FL Utility Improvement
Assessment Refg. (North 1 West
Area) (BAM Insured)
3,750,000 5.650%, 3/1/2054
b,d
3,836,465
Capital Projects, FL Finance Auth.
Student Housing Rev. (Provident
Group - Continuum Properties)
600,000 5.000%, 11/1/2053, Ser. A-1 539,175
Capital Trust Agency, FL
Educational Fac. Rev. (Liza
Jackson Preparatory School,
Inc.)
1,600,000 5.000%, 8/1/2055, Ser. A 1,340,245
CityPlace Community Development
District, FL Special Assessment
Rev. Refg.
1,535,000 5.000%, 5/1/2026 1,543,199
Escambia County, FL Health Fac.
Auth. Rev. Refg. (Baptist Health
Care Corporation Obligated
Group)
5,000,000 4.000%, 8/15/2045, Ser. A 3,907,084
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
1,400,000 5.750%, 6/15/2047, Ser. A 1,334,574
Florida Development Finance
Corporation Educational Fac.
Rev. (Mater Academy)
1,000,000 5.000%, 6/15/2052, Ser. A 885,136
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
245,000 5.000%, 7/1/2051, Ser. A-1 208,085
250,000 4.000%, 7/1/2055, Ser. A 171,481
Florida Higher Educational Fac.
Financing Auth. Educational Rev.
(Ringling College)
5,000,000 5.000%, 3/1/2042 4,545,207
Florida Municipal Power Agency
Rev.
1,000,000 5.000%, 10/1/2030, Ser. B 1,011,560
840,000 5.000%, 10/1/2031, Ser. B 848,941

Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Florida (4.8%) - continued
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
$ 3,655,000
4.000%, 10/1/2052, Ser. A,
AMT $ 2,865,955
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
700,000 5.250%, 10/1/2052, Ser. A 545,339
Lee Memorial Health System, FL
Hospital Rev. Refg.
1,000,000 5.000%, 4/1/2044, Ser. A-1 955,843
Miami-Dade County, FL Industrial
Development Auth. Rev.
(Pinecrest Academy, Inc.)
1,500,000 5.250%, 9/15/2044 1,390,524
Miami-Dade County, FL Public Fac.
Rev. (Jackson Health System)
5,000,000 5.000%, 6/1/2035, Ser. A 4,994,273
Miami-Dade County, FL Seaport
Rev. Refg.
1,000,000
5.250%, 10/1/2052, Ser. A,
AMT 961,383
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health)
1,250,000 5.000%, 10/1/2047, Ser. A 1,208,600
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 733,671
Palm Beach County, FL Health
Fac. Auth. Hospital Rev. (Jupiter
Medical Center, Inc.)
1,000,000 5.000%, 11/1/2052, Ser. A 893,561
500,000 5.000%, 11/1/2047, Ser. A 454,759
Palm Beach County, FL Health
Fac. Auth. Rev. Refg. (Lifespace
Communities, Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 2,432,078
Sarasota County, FL Public
Hospital District Rev. (Sarasota
Memorial Hospital)
8,000,000 4.000%, 7/1/2052 6,389,966
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
300,000 4.000%, 6/15/2056, Ser. A
c
191,994
Tampa, FL Hospital Rev. (H. Lee
Moffitt Cancer Center)
500,000 5.000%, 7/1/2050, Ser. B 470,567
Tampa, FL Hospital Rev. Refg. (H.
Lee Moffitt Cancer Center)
5,000,000 5.000%, 7/1/2037, Ser. B 4,907,126
Village Community Development
District No. 15 Rev. (City of
Wildwood, FL)
300,000 5.250%, 5/1/2054
c
275,327
Principal
Amount Long-Term Fixed Income (99.2%) Value
Florida (4.8%) - continued
Volusia County, FL Educational
Fac. Auth. Rev. Refg. (Embry-
Riddle Aeronautical University,
Inc.)
$ 3,000,000 5.000%, 10/15/2049, Ser. A $ 2,894,843
Total 56,064,253
Georgia (1.9%)
Atlanta, GA Airport Passenger Fac.
Charge Rev.
1,630,000
5.250%, 7/1/2044, Ser. E,
AMT 1,629,877
Atlanta, GA Airport Rev.
2,500,000
5.000%, 7/1/2053, Ser. C,
AMT 2,348,744
3,500,000
5.000%, 7/1/2047, Ser. B,
AMT 3,347,139
2,655,000
5.000%, 7/1/2048, Ser. C,
AMT 2,531,849
Columbia County, GA Hospital
Auth. Rev. (Wellstar Health
System, Inc.)
1,875,000 5.125%, 4/1/2048, Ser. A
d
1,831,211
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 186,472
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 1,741,955
1,920,000 5.000%, 5/15/2033, Ser. A 1,899,089
1,900,000 5.000%, 5/15/2034, Ser. A 1,873,208
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 233,308
Municipal Electric Auth. of Georgia
Rev. Refg.
610,000 5.000%, 1/1/2035, Ser. A 606,330
Municipal Electric Auth. of Georgia
Rev. Refg. (Plant Vogtle Units 3
& 4)
2,000,000 5.000%, 7/1/2052, Ser. A 1,867,503
Private Colleges and Universities
Auth., GA Rev. Refg. (Mercer
University)
2,600,000 5.250%, 10/1/2051 2,567,266
Total 22,663,951
Guam (0.1%)
Guam Port Auth. Rev.
250,000 5.000%, 7/1/2048, Ser. A 229,743
Guam Power Auth. Rev. Refg.
700,000 5.000%, 10/1/2034, Ser. A 707,396
Total 937,139
Hawaii (0.8%)
Hawaii Airports System Rev. Refg.
8,000,000 4.000%, 7/1/2039, Ser. D 7,352,334

Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Hawaii (0.8%) - continued
Hawaii Department of
Transportation Airport Division
Lease Rev. C.O.P.
$ 1,600,000 5.000%, 8/1/2028, AMT $ 1,597,393
Total 8,949,727
Idaho (0.4%)
College of Western Idaho Annual
Appropriation C.O.P
3,800,000 5.000%, 8/1/2052 3,462,363
Idaho Health Fac. Auth. Rev. Refg.
(St. Luke's Health System)
1,000,000 4.000%, 3/1/2051, Ser. A 775,178
800,000 4.000%, 3/1/2046, Ser. A 645,167
Total 4,882,708
Illinois (6.0%)
Chicago, IL G.O. Refg.
1,000,000 5.000%, 1/1/2027, Ser. A 1,015,217
Chicago, IL Metropolitan Water
Reclamation District G.O. Refg.
8,700,000 5.250%, 12/1/2032, Ser. C 9,576,094
Chicago, IL Midway International
Airport Rev.
1,120,000
5.000%, 1/1/2026, Ser. A,
AMT 1,118,086
Chicago, IL O'Hare International
Airport Rev.
2,000,000
5.500%, 1/1/2055, Ser. A,
AMT 1,993,498
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 936,588
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 936,589
Chicago, IL O'Hare International
Airport Rev. Refg.
1,200,000 5.000%, 1/1/2029 1,199,203
5,000,000 5.000%, 1/1/2048, Ser. B 4,889,893
Chicago, IL Wastewater
Transmission Rev. (AGM Insured)
5,000,000 5.250%, 1/1/2058, Ser. A
b
4,998,481
Chicago, IL Waterworks Rev. (AGM
Insured)
1,500,000 5.250%, 11/1/2053, Ser. A
b
1,510,994
Illinois Finance Auth. Rev. (DePaul
University)
1,000,000 5.000%, 10/1/2041 989,239
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
800,000 6.500%, 5/15/2047, Ser. A 751,519
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
c
229,920
Illinois Finance Auth. Rev. Refg.
(Northwestern Memorial
Healthcare)
4,000,000 5.000%, 7/15/2042, Ser. A 3,934,010
Illinois Finance Auth. Rev. Refg.
(Presbyterian Homes)
2,500,000 4.000%, 5/1/2050, Ser. A 1,834,225
Principal
Amount Long-Term Fixed Income (99.2%) Value
Illinois (6.0%) - continued
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
$ 1,750,000 5.000%, 8/1/2042, Ser. A $ 1,634,228
2,100,000 5.000%, 8/1/2047, Ser. A 1,898,113
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
500,000 5.000%, 2/15/2032, Ser. A 495,286
2,885,000 5.000%, 2/15/2037 2,726,632
1,000,000 5.000%, 2/15/2047, Ser. A 871,919
Illinois G.O.
7,000,000 5.000%, 11/1/2023, Ser. D 7,000,000
1,000,000 5.500%, 5/1/2047, Ser. B 1,005,132
Illinois Toll Highway Auth. Rev.
3,610,000 5.000%, 1/1/2045, Ser. A 3,603,043
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
b
5,715,546
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
500,000 5.000%, 6/15/2042, Ser. B 482,787
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
e
1,201,869
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion) (NATL-RE
Insured)
3,100,000
Zero Coupon, 6/15/2024,
Ser. A
b
3,013,401
2,000,000
Zero Coupon, 12/15/2024,
Ser. A
b
1,899,846
Peoria, IL G.O. (AGM Insured)
1,250,000 4.000%, 1/1/2039, Ser. A
b
1,081,125
2,000,000 4.375%, 1/1/2042, Ser. A
b
1,835,327
Total 70,377,810
Indiana (0.9%)
Indiana Finance Auth. Hospital Rev.
(Reid Health) (AGM Insured)
4,750,000 4.250%, 1/1/2047
b
4,024,059
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC.
Student Housing)
600,000 5.125%, 6/1/2058, Ser. A 540,633
2,250,000 5.375%, 6/1/2064, Ser. A 2,071,805
St. Joseph County, IN Economic
Development Rev. (St. Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 3,532,602
Total 10,169,099
Iowa (1.0%)
Ames, IA Rev. Refg. (Mary Greeley
Medical Center)
4,430,000 5.000%, 6/15/2032 4,468,505
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 4,831,307

Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Iowa (1.0%) - continued
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
$ 2,500,000 4.000%, 10/1/2050 $ 1,881,085
650,000 5.375%, 10/1/2052 614,985
Total 11,795,882
Kansas (0.5%)
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 2,403,892
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
350,000 6.500%, 11/15/2042, Ser. A
c
337,786
University of Kansas Hospital Auth.
Health Fac. Rev. Refg.
3,410,000 5.000%, 3/1/2047, Ser. A 3,256,233
Total 5,997,911
Kentucky (0.8%)
Hazard, KY Healthcare Rev.
(Appalachian Regional
Healthcare)
1,000,000 4.000%, 7/1/2041 799,397
Louisville & Jefferson County,
KY Metropolitan Government
Hospital Rev. (University of
Louisville Health)
8,000,000 5.000%, 5/15/2052, Ser. A 7,218,074
Paducah, KY Electric Plant Board
Rev. (AGM Insured)
750,000 5.000%, 10/1/2035, Ser. A
b
758,765
Total 8,776,236
Louisiana (0.9%)
Louisiana Local Government
Environmental Fac. and
Community Development Auth.
Rev. (Caddo-Bossier Parishes
Port Commission) (AGM Insured)
850,000 5.000%, 4/1/2053, Ser. B
b
812,003
Louisiana Public Fac. Auth. Rev.
(University of New Orleans
Research & Technology
Foundation, Inc. Student
Housing) (AGM Insured)
1,355,000 5.000%, 9/1/2030
b,f
1,365,953
800,000 5.000%, 9/1/2031
b,f
806,467
Louisiana Stadium and Exposition
District Rev. Refg.
2,000,000 5.250%, 7/1/2053, Ser. A 2,003,241
1,500,000 5.000%, 7/1/2048, Ser. A 1,478,532
New Orleans, LA Aviation Board
Rev.
2,500,000
5.000%, 1/1/2040, Ser. B,
AMT 2,415,621
Principal
Amount Long-Term Fixed Income (99.2%) Value
Louisiana (0.9%) - continued
Port of New Orleans, LA Board of
Commissioners Port Fac. Rev.
Refg. (AGM Insured)
$ 1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
b
$ 1,391,235
Total 10,273,052
Maine (0.1%)
Maine Health and Higher
Educational Fac. Auth. Rev.
Refg. (University of New
England)
1,000,000 4.000%, 7/1/2046, Ser. A 809,386
Total 809,386
Maryland (0.5%)
Baltimore County, MD Rev. Refg.
(Oak Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 1,506,361
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
1,000,000 5.750%, 7/1/2053, Ser. A 1,016,962
1,325,000 6.000%, 7/1/2058, Ser. A 1,370,057
Maryland Health and Higher
Educational Fac. Auth. Rev.
(Loyola University)
1,000,000 5.000%, 10/1/2045 989,088
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg. (Frederick Health System)
200,000 4.000%, 7/1/2050 157,239
600,000 5.250%, 7/1/2053 581,424
200,000 4.000%, 7/1/2045 163,693
Total 5,784,824
Massachusetts (3.9%)
Massachusetts Bay Transportation
Auth. Sales Tax Rev. (NATL-RE
Insured)
5,000,000 5.500%, 7/1/2025, Ser. B
b
5,140,281
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
800,000 5.000%, 7/1/2052 692,131
Massachusetts Development
Finance Agency Rev. Refg.
(Boston Medical Center)
4,000,000 5.250%, 7/1/2052, Ser. G 3,806,832
Massachusetts Development
Finance Agency Rev. Refg.
(Northeastern University)
2,750,000 5.000%, 10/1/2044 2,828,180
Massachusetts Development
Finance Agency Rev. Refg.
(Southcoast Health System
Obligated Group)
500,000 4.000%, 7/1/2046, Ser. G 401,186
Massachusetts G.O.
11,125,000 5.000%, 9/1/2048, Ser. E 11,162,107

Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Massachusetts (3.9%) - continued
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
$ 14,295,000 5.250%, 7/1/2033, Ser. L $ 16,384,754
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 5,787,702
Total 46,203,173
Michigan (3.4%)
Grand Valley State University, MI
General Rev. Refg.
650,000 5.000%, 12/1/2029, Ser. B 654,674
Grand Valley State University, MI
Rev.
1,850,000 5.000%, 12/1/2031, Ser. A 1,812,668
Great Lakes Water Auth., MI
Sewage Disposal System Rev.
5,000,000 5.500%, 7/1/2052, Ser. B 5,062,951
Great Lakes Water Auth., MI Water
Supply System Rev.
10,000,000 5.000%, 7/1/2046, Ser. A 9,718,129
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
1,300,000 4.000%, 9/1/2050 960,427
2,110,000 4.000%, 9/1/2046 1,614,593
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 539,122
7,775,000 5.000%, 12/31/2043, AMT 7,195,372
5,110,000 5.000%, 6/30/2048, AMT 4,639,004
Saginaw, MI City School District
U.T.G.O.
2,500,000 4.000%, 5/1/2050 2,043,462
Wayne County, MI Airport Auth.
Rev. (Detroit Metropolitan Wayne
County Airport) (AGM Insured)
3,965,000 5.250%, 12/1/2048, Ser. A
b
4,036,288
1,750,000
5.500%, 12/1/2048, Ser. B,
AMT
b
1,770,166
Total 40,046,856
Minnesota (3.8%)
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,360,000 5.000%, 7/1/2043, Ser. A 2,002,479
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
2,500,000 5.250%, 6/15/2052, Ser. B 2,185,486
2,500,000 5.250%, 6/15/2047, Ser. B 2,243,777
Ham Lake, MN Charter School
Lease Rev. (DaVinci Academy of
Arts and Science)
340,000 5.000%, 7/1/2036, Ser. A 297,077
Principal
Amount Long-Term Fixed Income (99.2%) Value
Minnesota (3.8%) - continued
Minneapolis, MN Health Care
System Rev. Refg. (Fairview
Health Services)
$ 5,000,000 5.000%, 11/15/2049, Ser. A $ 4,598,128
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053
c
428,523
Minneapolis-St. Paul, MN
Metropolitan Airports
Commission Rev. Refg.
1,500,000 4.250%, 1/1/2052, Ser. A 1,267,102
1,045,000
5.250%, 1/1/2047, Ser. B,
AMT 1,026,197
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,500,000 5.000%, 10/1/2052, Ser. A 1,408,778
4,000,000 5.000%, 10/1/2052, Ser. B 3,756,740
1,000,000 5.000%, 10/1/2040 1,005,150
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 3,956,025
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 918,946
Minnesota Municipal Power Agency
Electric Rev.
200,000 5.000%, 10/1/2029 201,833
150,000 5.000%, 10/1/2030 151,348
200,000 5.000%, 10/1/2032 201,583
175,000 5.000%, 10/1/2033 176,291
1,500,000 5.000%, 10/1/2047 1,498,766
North Oaks, MN Senior Housing
Rev. Refg. (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 3,486,134
Rochester, MN Health Care Fac.
Rev. Refg. (Mayo Clinic)
3,000,000 5.000%, 11/15/2057 3,045,401
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 930,467
St. Paul, MN Housing &
Redevelopment Auth.
Health Care Fac. Rev. Refg.
(HealthPartners)
5,945,000 5.000%, 7/1/2032, Ser. A 5,958,459
St. Paul, MN Housing &
Redevelopment Auth. Health
Care Rev. Refg. (Fairview Health
Services)
1,945,000 5.000%, 11/15/2047, Ser. A 1,806,527
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
1,000,000 5.000%, 10/1/2043 751,071
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 438,956

Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Minnesota (3.8%) - continued
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
$ 250,000 4.000%, 12/1/2050 $ 174,138
Total 43,915,382
Mississippi (0.3%)
Medical Center Educational
Building Corporation Rev.
(Colony Park Teaching Campus)
5,000,000 4.000%, 6/1/2053, Ser. A 4,027,692
Total 4,027,692
Missouri (1.1%)
Kansas City, MO Industrial
Development Auth. Airport Rev.
(Kansas City International Airport
Terminal Modernization)
1,800,000
5.000%, 3/1/2046, Ser. B,
AMT 1,693,454
Kansas City, MO Industrial
Development Auth. Airport
Rev. (Kansas City International
Airport) (AGM Insured)
5,000,000
4.000%, 3/1/2050, Ser. A,
AMT
b
3,989,744
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
1,200,000 5.000%, 8/15/2042, Ser. A 956,473
Missouri Health and Educational
Fac. Auth. Health Fac. Rev.
(Mercy Health)
2,000,000 5.000%, 12/1/2052 1,928,546
Missouri Health and Educational
Fac. Auth. Rev. Refg. (Lake
Regional Health System)
1,200,000 4.000%, 2/15/2051 875,927
Ozark, MO R-6 School District
C.O.P
530,000 5.000%, 4/1/2042 496,800
250,000 5.000%, 4/1/2045 234,224
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
2,750,000 6.000%, 10/1/2049
c
2,471,190
Total 12,646,358
Montana (0.6%)
Missoula, MT Water Systems Rev.
830,000 5.000%, 7/1/2038, Ser. A 848,436
800,000 5.000%, 7/1/2039, Ser. A 815,448
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
4,000,000 4.000%, 7/1/2050, Ser. A 2,765,999
1,000,000 4.000%, 7/1/2044 731,545
Principal
Amount Long-Term Fixed Income (99.2%) Value
Montana (0.6%) - continued
Montana Fac. Finance Auth. Health
Fac. Rev. Refg. (Bozeman
Deaconess Health Services
Obligated Group)
$ 2,750,000 4.000%, 6/1/2045, Ser. A $ 2,250,271
Total 7,411,699
Nebraska (1.8%)
Dodge County, NE School District
No. 1 U.T.G.O. (Fremont Public
Schools) (AGM Insured)
3,000,000 5.000%, 12/15/2048
b
2,973,368
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
2,105,000 5.000%, 11/15/2047 2,014,788
Omaha, NE Public Power District
Electric Rev.
8,150,000 5.000%, 2/1/2045, Ser. A 8,160,935
8,275,000 5.000%, 2/1/2046, Ser. A 8,414,276
Total 21,563,367
Nevada (0.5%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
1,500,000 5.000%, 9/1/2042, Ser. A 1,397,337
3,250,000 5.000%, 9/1/2047, Ser. A 2,930,871
Las Vegas, NV Convention and
Visitors Auth. Convention Center
Expansion and Renovation Rev.
1,000,000 5.000%, 7/1/2049, Ser. A 988,610
Total 5,316,818
New Hampshire (0.4%)
National Finance Auth., NH Rev.
(Presbyterian Senior Living)
750,000 5.250%, 7/1/2048, Ser. A 676,220
New Hampshire Health and
Education Fac. Auth. Rev.
5,000,000 5.000%, 8/1/2059, Ser. A 4,433,766
Total 5,109,986
New Jersey (2.9%)
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
400,000 6.000%, 6/15/2052 409,038
750,000 6.000%, 6/15/2047 770,624
New Jersey Economic
Development Auth. Rev.
1,485,000 5.000%, 6/15/2043, Ser. EEE
f
1,582,710
2,515,000 5.000%, 6/15/2043, Ser. EEE 2,500,437
New Jersey Economic
Development Auth. Social Rev.
(School Improvements)
300,000
4.000%, 6/15/2050, Ser.
QQQ 246,420
New Jersey Health Care Fac.
Financing Auth. Rev. (RWJ
Barnabas Health)
3,015,000 4.000%, 7/1/2051, Ser. A 2,520,715

Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
New Jersey (2.9%) - continued
New Jersey Transportation Trust
Fund Auth. Rev.
$ 10,000,000 4.000%, 6/15/2050, Ser. BB $ 8,301,517
500,000 5.500%, 6/15/2050, Ser. CC 512,829
1,000,000 5.250%, 6/15/2033, Ser. AA 1,009,040
1,645,000 5.250%, 6/15/2034, Ser. AA 1,657,861
New Jersey Transportation Trust
Fund Auth. Rev. Refg.
2,000,000 5.000%, 12/15/2039, Ser. A 2,016,255
New Jersey Turnpike Auth. Rev.
1,000,000 4.000%, 1/1/2051, Ser. A 839,353
Ocean County, NJ Utilities Auth.
Waste Water Rev. (NATL-RE
Insured)
3,180,000 5.250%, 1/1/2025
b
3,230,336
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
8,950,000 5.250%, 6/1/2046, Ser. A 8,787,058
Total 34,384,193
New York (9.0%)
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,254,829
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
345,000 5.750%, 6/1/2052
c
323,438
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
1,275,000 5.000%, 6/15/2052, Ser. A 1,080,120
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
1,075,000 5.500%, 6/15/2053, Ser. A
c
958,835
Metropolitan Transportation Auth.,
NY Rev.
2,750,000
5.000%, 11/15/2045, Ser.
A-2
a
2,803,606
Monroe County, NY Industrial
Development Corporation
Rev. (True North Rochester
Preparatory Charter School)
1,000,000 5.000%, 6/1/2050, Ser. A 859,130
New York City, NY G.O.
700,000 4.020%, 3/1/2042, Ser. F
a
700,000
2,250,000 4.500%, 5/1/2049, Ser. D-1 2,070,802
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
17,000,000 4.000%, 6/15/2051, Ser. AA-1 14,262,784
5,220,000
4.020%, 6/15/2035, Ser.
BB-2
a
5,220,000
4,000,000 4.125%, 6/15/2047, Ser. DD 3,490,533
New York City, NY Transitional
Finance Auth. Building Aid Rev.
16,625,000 5.000%, 7/15/2043, Ser S-1 16,691,427
New York City, NY Transitional
Finance Auth. Future Tax
Secured Rev.
3,000,000 4.000%, 5/1/2053, Ser. A-1 2,485,346
800,000 4.000%, 11/1/2045, Ser. D 688,642
Principal
Amount Long-Term Fixed Income (99.2%) Value
New York (9.0%) - continued
New York Dormitory Auth. Personal
Income Tax Rev.
$ 5,000,000 5.000%, 3/15/2039, Ser. C $ 4,974,530
New York Dormitory Auth. Personal
Income Tax Rev. Refg.
8,320,000 5.000%, 2/15/2043, Ser. B 8,256,241
10,000 5.000%, 2/15/2043, Ser. B
f
10,505
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
1,500,000 5.000%, 7/15/2050, Ser. A 1,309,630
2,200,000 5.000%, 7/15/2042, Ser. A 2,016,386
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
750,000 4.000%, 4/30/2053, AMT 562,783
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
775,000 5.000%, 1/1/2036, AMT 732,315
New York Transportation
Development Corporation
Special Fac. Rev. (Laguardia
Airport Terminal C&D
Redevelopment)
500,000 6.000%, 4/1/2035, AMT
d
517,167
750,000 5.625%, 4/1/2040, AMT
d
744,802
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
1,000,000 5.000%, 12/1/2039, AMT 966,975
1,000,000 5.000%, 12/1/2040, AMT 960,752
1,000,000 5.000%, 12/1/2041, AMT 952,255
600,000 5.000%, 12/1/2042, AMT 565,984
New York Urban Development
Corporation Rev.
15,000,000 4.000%, 3/15/2045, Ser. A 12,893,904
Port Auth. of New York & New
Jersey Rev.
1,125,000
5.000%, 12/1/2024, Ser. 178,
AMT 1,126,178
Port Auth. of New York & New
Jersey Rev. Refg.
5,000,000
5.000%, 9/15/2034, Ser. 207,
AMT 5,050,464
1,715,000
5.000%, 9/15/2048, Ser. 207,
AMT 1,637,416
Triborough, NY Bridge & Tunnel
Auth. Rev.
1,000,000 5.250%, 11/15/2045, Ser. A 1,000,410
Triborough, NY Bridge & Tunnel
Auth. Rev. Refg. (MTA Bridges &
Tunnels)
8,000,000 5.000%, 5/15/2057, Ser. A 7,832,407
Troy, NY Capital Resource
Corporation Rev. Refg.
(Rensselaer Polytecnic Institute)
750,000 5.000%, 9/1/2039, Ser. A 741,380
Total 105,741,976

Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
North Carolina (1.2%)
Appalachian State University, NC
Rev.
$ 2,510,000 5.000%, 5/1/2044 $ 2,523,924
Charlotte, NC Airport Rev.
(Charlotte Douglas International
Airport)
1,500,000 5.000%, 7/1/2042, Ser. A 1,506,249
Charlotte, NC Airport Rev. Refg.
(Charlotte Douglas International
Airport)
2,500,000
4.250%, 7/1/2052, Ser. B,
AMT 2,051,823
Greater Asheville, NC Regional
Airport Auth. Rev. (AGM Insured)
750,000 5.250%, 7/1/2053, AMT
b
731,079
1,000,000 5.250%, 7/1/2048, AMT
b
986,318
North Carolina Medical Care
Commission Health Care Fac.
Rev. (Presbyterian Homes)
1,000,000 5.000%, 10/1/2050, Ser. A 909,305
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
1,500,000 4.000%, 1/1/2052, Ser. A 1,025,457
North Carolina Turnpike Auth. Rev.
(Triangle Expressway System)
(AGM Insured)
4,250,000 5.000%, 1/1/2049
b
4,178,346
Total 13,912,501
North Dakota (0.5%)
Grand Forks, ND Health Care
System Rev. (Altru Health
System) (AGM Insured)
250,000 5.000%, 12/1/2053, Ser. A
b
237,641
250,000 5.000%, 12/1/2048, Ser. A
b
243,369
Horace, ND Refg. Improvement
U.T.G.O.
1,800,000 5.000%, 5/1/2048, Ser. A 1,539,738
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 3,670,882
Total 5,691,630
Ohio (4.2%)
Akron Bath and Copley Joint
Township, OH Hospital Fac. Rev.
Refg. (Summa Health System)
1,600,000 4.000%, 11/15/2037 1,339,406
American Municipal Power
Ohio, Inc. Rev. (Greenup
Hydroelectric)
1,000,000 5.000%, 2/15/2041, Ser. A 977,061
Bowling Green State University, OH
Rev. Refg.
500,000 4.000%, 6/1/2045, Ser. A 397,986
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
14,520,000 5.000%, 6/1/2055, Ser. B-2 11,877,832
Principal
Amount Long-Term Fixed Income (99.2%) Value
Ohio (4.2%) - continued
Hamilton County, OH Healthcare
Rev. (Life Enriching
Communities)
$ 1,000,000 5.750%, 1/1/2053, Ser. A $ 921,910
Montgomery County, OH Hospital
Fac. Improvement Rev. Refg.
(Kettering Health Network
Obligated Group)
800,000 4.000%, 8/1/2051 614,754
Montgomery County, OH Hospital
Fac. Rev. Refg. (Dayton
Children's Hospital)
1,500,000 4.000%, 8/1/2046 1,221,216
Ohio Higher Educational Fac.
Commission Rev. (Dayton
University)
2,565,000 5.000%, 12/1/2035, Ser. A 2,583,973
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,002,732
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,242,291
Ohio Hospital Rev. Refg. (University
Hospitals Health System, Inc.)
4,000,000 5.000%, 1/15/2050, Ser. A 3,669,239
Ohio Turnpike Commission Rev.
8,945,000 5.700%, 2/15/2034, Ser. A-4
a
10,019,109
Ohio Turnpike Commission Rev.
Refg. (NATL-RE Insured)
10,000,000 5.500%, 2/15/2026, Ser. A
b
10,274,836
Total 49,142,345
Oklahoma (1.0%)
Oklahoma Turnpike Auth. Rev.
2,500,000 5.000%, 1/1/2042, Ser. A 2,470,492
5,665,000 5.000%, 1/1/2047, Ser. C 5,629,554
Oklahoma Water Resources Board
Loan Program Rev.
2,005,000 5.000%, 10/1/2040, Ser. A 2,034,309
Osage County, OK Industrial Auth.
Rev.
1,000,000 6.500%, 9/1/2040 1,023,878
Total 11,158,233
Oregon (1.6%)
Clackamas and Washington
Counties, OR Joint School
District No. 3 G.O. (West Linn-
Wilsonville Schools)
700,000
Zero Coupon, 6/15/2040,
Ser. A 274,045
Clackamas County, OR School
District No. 62C U.T.G.O.
3,500,000 5.000%, 6/15/2049, Ser. B 3,526,749
Multnomah & Clackamas Counties,
OR School District G.O.
520,000
Zero Coupon, 6/15/2035,
Ser. A 293,267

Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Oregon (1.6%) - continued
Port of Portland, OR Airport Rev.
(Portland International Airport)
$ 5,000,000
5.000%, 7/1/2052, Ser. 28,
AMT $ 4,661,917
Port of Portland, OR Airport Rev.
Refg. (Portland International
Airport)
4,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT 4,577,785
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
400,000 4.000%, 5/15/2057 259,333
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR G.O.
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,120,641
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg. (Pelton-
Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
c
812,760
Total 18,526,497
Pennsylvania (3.0%)
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
1,650,000
5.000%, 1/1/2051, Ser. A,
AMT 1,539,069
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport) (AGM Insured)
1,500,000
5.500%, 1/1/2053, Ser. A,
AMT
b
1,508,303
4,500,000
5.500%, 1/1/2048, Ser. A,
AMT
b
4,548,042
Berks County, PA Industrial
Development Auth. Healthcare
Fac. Rev. Refg. (Highlands at
Wyomissing)
460,000 5.000%, 5/15/2043
f
475,613
410,000 5.000%, 5/15/2048
f
423,915
Cumberland County, PA Municipal
Auth. Rev. (Diakon Lutheran
Social Ministries)
670,000 5.000%, 1/1/2038 628,502
Pennsylvania Economic
Development Financing Auth.
Rev. (Penndot Major Bridges
Package One)
1,500,000 6.000%, 6/30/2061, AMT 1,553,131
Pennsylvania Economic
Development Financing Auth.
Rev. (Presbyterian Senior Living)
1,000,000 5.250%, 7/1/2049, Ser. B-1 905,962
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (Presbyterian Senior
Living)
1,000,000 4.000%, 7/1/2046 755,926
Principal
Amount Long-Term Fixed Income (99.2%) Value
Pennsylvania (3.0%) - continued
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (UPMC)
$ 2,000,000 5.000%, 2/15/2047, Ser. A $ 1,928,205
Pennsylvania Turnpike Commission
Turnpike Rev.
1,000,000 4.000%, 12/1/2050, Ser. A 810,820
Pennsylvania Turnpike Commission
Turnpike Rev. (AGM Insured)
10,440,000 6.250%, 6/1/2033, Ser. C
a,b
11,032,118
Pennsylvania Turnpike Commission
Turnpike Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
b
2,300,673
Pennsylvania Turnpike Commission
Turnpike Rev. Refg.
7,000,000 5.250%, 12/1/2053, Ser. A 7,125,058
Total 35,535,337
Puerto Rico (0.5%)
Puerto Rico Sales Tax Financing
Corporation Rev.
1,000,000 4.750%, 7/1/2053, Ser. A-1 844,621
5,296,000 4.550%, 7/1/2040, Ser. A-1 4,700,811
Total 5,545,432
South Carolina (1.4%)
South Carolina Jobs Economic
Development Auth. Hospital Fac.
Rev. Refg. (Bon Secours Mercy
Health, Inc.)
2,000,000 5.000%, 12/1/2046, Ser. A 1,932,557
South Carolina Jobs Economic
Development Auth. Hospital Rev.
(AnMed Health)
5,000,000 5.250%, 2/1/2053 4,938,874
4,500,000 4.250%, 2/1/2048 3,846,754
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
2,460,000 5.000%, 4/1/2054, Ser. A 1,957,004
South Carolina Jobs Economic
Development Auth. Rev. (Furman
University)
2,500,000 4.000%, 4/1/2052, Ser. A 1,983,931
South Carolina Jobs Economic
Development Auth. Rev. Refg.
(Life Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 1,765,610
Total 16,424,730
South Dakota (0.1%)
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
850,000 4.000%, 8/1/2051 609,179
South Dakota Board of Regents
Housing & Auxiliary Fac. System
Rev.
1,000,000 5.000%, 4/1/2033, Ser. B 1,006,395
Total 1,615,574

Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Tennessee (0.2%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational
Fac. Rev. (Trevecca Nazarene
University)
$ 1,430,000 4.000%, 10/1/2051, Ser. B $ 1,021,000
Metropolitan Nashville, TN Airport
Auth. Rev.
1,000,000
5.500%, 7/1/2052, Ser. B,
AMT 1,002,010
Total 2,023,010
Texas (12.2%)
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
3,180,000 4.000%, 8/15/2055, Ser. A
b
2,427,413
Austin, TX Airport System Rev.
1,000,000 5.000%, 11/15/2052, AMT 934,824
Central Texas Regional Mobility
Auth. Rev.
1,000,000 4.000%, 1/1/2051, Ser. B 809,210
500,000 5.000%, 1/1/2045, Ser. E 488,749
1,000,000 5.000%, 1/1/2046, Ser. B 973,618
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools)
1,000,000 5.000%, 8/15/2042 919,566
2,000,000 6.000%, 8/15/2043 2,000,527
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools) (PSF-
GTD Insured)
3,000,000 4.000%, 8/15/2050, Ser. T
b
2,444,162
1,000,000 5.000%, 8/15/2036, Ser. A
b
1,012,699
4,605,000 5.000%, 8/15/2039
b
4,617,161
2,000,000 5.000%, 8/15/2046, Ser. A
b
2,000,505
Clifton, TX Higher Education
Finance Corporation Education
Rev. (International Leadership of
Texas, Inc.) (PSF-GTD Insured)
3,500,000 4.250%, 8/15/2052
b
2,875,641
Dallas and Fort Worth, TX
International Airport Rev. Refg.
4,000,000 5.250%, 11/1/2033, Ser. F 4,000,000
2,000,000 4.000%, 11/1/2045, Ser. B 1,690,996
Denton, TX Independent School
District U.T.G.O. (PSF-GTD
Insured)
2,580,000 5.000%, 8/15/2053
b
2,599,394
Galveston, TX Wharves & Terminal
Rev.
1,000,000 6.000%, 8/1/2043, AMT 1,039,284
Georgetown, TX Utility System Rev.
(AGM Insured)
7,000,000 4.250%, 8/15/2047
b
6,028,813
Greater Texoma, TX Utility Auth.
Contract Rev. (City of Sherman)
(AGM Insured)
6,000,000 4.250%, 10/1/2053
b
4,894,606
Principal
Amount Long-Term Fixed Income (99.2%) Value
Texas (12.2%) - continued
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
$ 295,000 5.000%, 1/1/2033, Ser. A $ 257,549
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Memorial
Hermann Health System)
7,000,000 4.125%, 7/1/2052, Ser. A 5,673,713
Hidalgo County, TX Regional
Mobility Auth. Toll & Vehicle
Registration Rev.
400,000 4.000%, 12/1/2041, Ser. A 328,596
Houston, TX Airport System Rev.
Refg. (AGM Insured)
5,250,000
4.500%, 7/1/2053, Ser. A,
AMT
b
4,498,663
3,000,000
5.250%, 7/1/2053, Ser. A,
AMT
b
2,924,318
Houston, TX Water and Sewer
System Rev. Refg. (AGM
Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
b,f
11,584,628
Irving, TX Rev. Refg.
2,325,000 5.000%, 8/15/2043 2,079,361
Lake Travis, TX Independent
School District U.T.G.O. Refg.
(PSF-GTD Insured)
1,000,000 5.000%, 2/15/2031
b
1,037,770
Lower Colorado River, TX Auth.
Rev. Refg. (LCRA Transmission
Services Corporation) (AGM
Insured)
6,000,000 5.500%, 5/15/2053
b
6,128,518
2,000,000 5.500%, 5/15/2048
b
2,053,489
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
1,500,000 5.750%, 7/15/2052 1,267,521
New Hope Cultural Education
Fac. Finance Corporation, TX
Student Housing Rev. (Collegiate
Housing College Station I, LLC -
Texas A&M University)
1,000,000 5.000%, 4/1/2029, Ser. A 967,281
North East Independent School
District, Bexar County, TX
U.T.G.O. Refg. (PSF-GTD
Insured)
5,000,000 5.250%, 2/1/2028
b
5,284,765
2,000,000 5.250%, 2/1/2029
b
2,139,075
North Texas Tollway Auth. System
Rev. Refg. (AGC Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
b
4,185,363
Port Freeport, TX Rev.
3,700,000
5.000%, 6/1/2049, Ser. A,
AMT 3,311,768

Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Texas (12.2%) - continued
Red River Education Finance
Corporation, TX Higher
Education Rev. Refg. (St.
Edwards University)
$ 2,130,000 5.000%, 6/1/2046 $ 1,870,380
San Antonio, TX Education Fac.
Corporation Rev. (Hallmark
University)
280,000 5.000%, 10/1/2031, Ser. A 253,029
San Antonio, TX Electric and Gas
Systems Rev. Refg.
3,000,000 5.500%, 2/1/2050, Ser. A 3,146,385
San Antonio, TX Water System Rev.
7,875,000 5.000%, 5/15/2039, Ser. A 8,011,804
Southwest Texas Higher Education
Auth. Rev. Refg. (Southern
Methodist University)
600,000 5.000%, 10/1/2039 602,489
600,000 5.000%, 10/1/2040 601,270
700,000 5.000%, 10/1/2041 700,149
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
500,000 5.000%, 11/15/2051, Ser. D 476,919
750,000 5.500%, 11/15/2047, Ser. D 763,480
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. Refg.
(Hendrick Medical Center)
2,640,000 5.000%, 9/1/2030 2,580,234
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
765,000 5.000%, 10/1/2044, Ser. A-1 666,269
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg.
1,000,000 5.000%, 12/15/2031 973,409
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(North Tarrant Express)
3,000,000 5.500%, 12/31/2058, AMT 3,013,339
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
15,380,000 5.000%, 6/30/2058, AMT 14,017,499
Texas Private Activity Bond Surface
Transportation Corporation Rev.
Refg. (LBJ Infrastructure Group,
LLC)
500,000 4.000%, 12/31/2039, Ser. A 443,074
4,275,000 4.000%, 6/30/2040, Ser. A 3,762,961
Texas Technical College System
Rev. (Financing System
Improvement) (AGM Insured)
3,000,000 6.000%, 8/1/2054, Ser. A
b
3,185,861
Waco, TX Educational Finance
Corporation Rev. (Baylor
University)
2,605,000 4.000%, 3/1/2051 2,044,792
Total 142,592,889
Principal
Amount Long-Term Fixed Income (99.2%) Value
Utah (2.1%)
Black Desert Public Infrastructure
District, UT L.T.G.O.
$ 1,500,000 4.000%, 3/1/2051, Ser. A
c
$ 1,013,403
Intermountain Power Agency, UT
Power Supply Rev. Refg.
250,000 5.000%, 7/1/2044, Ser. A 254,966
2,000,000 5.000%, 7/1/2045, Ser. A 2,028,189
Jordan Valley, UT Water
Conservancy District Rev.
3,420,000 5.000%, 10/1/2044, Ser. A 3,469,244
3,000,000 5.000%, 10/1/2049, Ser. A 3,027,449
Lehi, UT Franchise and Sales Tax
Rev. (Broadband) (AGM Insured)
1,825,000 4.000%, 2/1/2048
b
1,501,193
Orem, UT G.O.
6,880,000 5.000%, 12/1/2046 7,023,928
Salt Lake City, UT Airport Rev.
1,000,000
5.000%, 7/1/2042, Ser. A,
AMT 968,970
1,000,000
5.250%, 7/1/2048, Ser. A,
AMT 980,948
1,125,000
5.250%, 7/1/2048, Ser. A,
AMT 1,103,566
Utah Charter School Finance Auth.
Rev. (Utah Charter Acadamies)
800,000 5.000%, 10/15/2048 729,864
Utah County, UT Hospital Rev. (IHC
Health Services, Inc.)
1,000,000 4.000%, 5/15/2043, Ser. A 866,312
1,610,000 5.000%, 5/15/2045, Ser. A 1,571,458
Utah Infrastructure Agency
Telecommunication Rev.
350,000 6.000%, 10/15/2047 350,083
Total 24,889,573
Vermont (0.3%)
Vermont Educational & Health
Buildings Financing Agency
Rev. Refg. (University of Vermont
Medical Center)
3,000,000 5.000%, 12/1/2035, Ser. A 3,007,977
1,000,000 5.000%, 12/1/2036, Ser. A 992,080
Total 4,000,057
Virginia (2.3%)
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. Refg. (Inova Health System)
5,000,000 4.000%, 5/15/2042 4,406,894
Roanoke, VA Economic
Development Auth. Hospital Rev.
Refg. (Carilion Clinic Obligated
Group)
5,000,000 4.000%, 7/1/2051, Ser. A 4,097,198
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 571,769
6,575,000 5.000%, 12/31/2049, AMT 6,129,851
10,610,000 5.000%, 12/31/2052, AMT 9,799,516
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 397,529

Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Virginia (2.3%) - continued
Virginia Small Business Financing
Auth. Rev. Refg. (Elizabeth River
Crossings OpCo, LLC)
$ 500,000 4.000%, 1/1/2039, AMT $ 424,076
1,000,000 4.000%, 1/1/2040, AMT 837,537
Total 26,664,370
Washington (1.9%)
FYI Properties, WA Lease Rev.
Refg. (Washington DIS)
5,000,000 5.000%, 6/1/2038 5,101,905
Grant County, WA Public Hospital
District No. 2 U.T.G.O. (Quincy
Valley Medical Center)
3,250,000 5.000%, 12/1/2044 2,904,315
Kalispel Tribe of Indians, WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
*
759,097
Port of Seattle, WA Rev.
1,000,000 5.000%, 4/1/2044, AMT 964,766
Snohomish County, WA Edmonds
School District No. 15 U.T.G.O.
1,000,000 5.000%, 12/1/2033 1,005,713
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 2,830,511
Washington Health Care Fac.
Auth. Rev. (Seattle Cancer Care
Alliance)
650,000 4.000%, 12/1/2045
c
522,732
Washington Health Care Fac. Auth.
Rev. Refg. (Seattle Cancer Care
Alliance)
2,000,000 4.000%, 9/1/2050 1,546,359
2,000,000 5.000%, 9/1/2055, Ser. 2020 1,887,147
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
500,000 4.000%, 5/1/2050 390,548
450,000 4.000%, 5/1/2045 364,984
Washington Housing Finance
Commission Nonprofit Housing
Rev. Refg. (Emerald Heights)
1,200,000 5.000%, 7/1/2048, Ser. A 1,093,818
Washington Housing Finance
Commission Nonprofit Rev. Refg.
(Seattle Academy of Arts and
Sciences)
1,340,000 6.125%, 7/1/2053
c
1,348,949
1,250,000 6.250%, 7/1/2059
c
1,260,558
Total 21,981,402
West Virginia (1.4%)
West Virginia Hospital Finance
Auth. Rev. (West Virginia
University Health System
Obligated Group)
2,000,000 4.375%, 6/1/2053, Ser. A 1,713,163
2,000,000 4.250%, 6/1/2047, Ser. A 1,698,730
West Virginia Parkways Auth.
Turnpike Toll Rev.
10,000,000 4.000%, 6/1/2051 8,223,493
Principal
Amount Long-Term Fixed Income (99.2%) Value
West Virginia (1.4%) - continued
West Virginia University Rev.
$ 5,000,000 5.000%, 10/1/2049, Ser. A $ 4,994,112
Total 16,629,498
Wisconsin (3.0%)
Public Finance Auth., WI Charter
School Rev. (Quality Education
Academy)
475,000 6.250%, 7/15/2053, Ser. A
c
435,602
750,000 6.500%, 7/15/2063, Ser. A
c
692,336
Public Finance Auth., WI Hospital
Rev. Refg. (WakeMed Hospital)
2,000,000 5.000%, 10/1/2044, Ser. A 1,872,544
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
1,000,000 5.000%, 2/1/2052, Ser. A 865,910
Public Finance Auth., WI Proj.
Rev. (CFP3 - Eastern Michigan
University Student Housing)
(BAM Insured)
1,000,000 5.500%, 7/1/2052, Ser. A-1
b
1,026,292
Public Finance Auth., WI Retirement
Communities Rev. (Acts
Retirement - Life Communities,
Inc.)
3,000,000 5.000%, 11/15/2041, Ser. A 2,749,350
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
400,000 5.250%, 7/1/2053, AMT 352,050
920,000 5.500%, 7/1/2043, AMT 877,213
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
2,500,000 4.000%, 3/31/2056, AMT 1,740,274
4,000,000 4.000%, 9/30/2051, AMT 2,876,805
Public Finance Auth., WI Student
Housing Rev. (CHF-Manoa, LLC)
2,000,000 5.750%, 7/1/2063, Ser. A 1,870,309
Wisconsin Health & Educational
Fac. Auth. Rev. (Bellin Memorial
Hospital, Inc.)
1,250,000 5.500%, 12/1/2052, Ser. A 1,251,671
Wisconsin Health & Educational
Fac. Auth. Rev. (Thedacare, Inc.)
1,195,000 5.000%, 12/15/2039 1,160,870
Wisconsin Health & Educational
Fac. Auth. Rev. (Three Pillars
Senior Living Communities)
1,000,000 4.000%, 8/15/2055, Ser. A 666,636
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Ascension
Health Credit Group)
9,275,000 5.000%, 11/15/2039, Ser. A 9,094,493
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
870,000 5.000%, 6/1/2037 740,090
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marquette
University)
5,000,000 5.000%, 10/1/2041 4,860,347

Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Wisconsin (3.0%) - continued
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marshfield
Clinic Health Systems, Inc.)
$ 2,000,000 5.000%, 2/15/2047, Ser. C $ 1,776,681
Total 34,909,473
Total Long-Term Fixed Income
(cost $1,289,310,789) 1,161,534,092
Principal
Amount Short-Term Investments ( <0.1% )
g
Value
Federal Home Loan Bank Discount
Notes
400,000 5.284%, 11/15/2023
h
399,202
100,000 5.305%, 1/16/2024
h
98,913
Total Short-Term Investments
(cost $498,058) 498,115
Total Investments
(cost $1,289,808,847) 99.2% $1,162,032,207
Other Assets and Liabilities,
Net 0.8% 9,067,834
Total Net Assets 100.0% $1,171,100,041
a Denotes variable rate securities. The rate shown is as
of October 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2023, the value of these investments was $19,420,131 or
1.7% of total net assets.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2023.
f Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Municipal Bond Fund as of October 31, 2023 was $759,097
or 0.06% of total net assets. The following table indicates
the acquisition date and cost of restricted securities shown in the schedule as of October 31, 2023.
Security
Acquisition
Date Cost
Kalispel Tribe of Indians, WA
Rev., 1/1/2038 5/17/2018 $ 737,469
Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
G.O. - General Obligation
L.T.G.O. - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $12,875,729
Gross unrealized depreciation (147,032,106)
Net unrealized appreciation (depreciation) ($134,156,377)
Cost for federal income tax purposes $1,295,091,649

Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 224,413,411 – 224,413,411 –
Electric Revenue 40,240,203 – 40,240,203 –
Escrowed/Pre-refunded 16,249,791 – 16,249,791 –
General Obligation 96,753,988 – 96,753,988 –
Health Care 226,838,501 – 226,838,501 –
Housing Finance 21,626,185 – 21,626,185 –
Industrial Development Revenue 24,783,827 – 24,783,827 –
Other Revenue 52,136,058 – 52,136,058 –
Tax Revenue 63,274,232 – 63,274,232 –
Transportation 309,943,248 – 309,943,248 –
Water & Sewer 85,274,648 – 85,274,648 –
Short-Term Investments 498,115 – 498,115 –
Total Investments at Value $1,162,032,207 $– $1,162,032,207 $–
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Municipal Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 1,096,935 1,096,935 – –
Total Liability Derivatives $1,096,935 $1,096,935 $– $–
The following table presents Municipal Bond Fund's futures contracts held as of October 31, 2023. Investments and/or cash totaling $498,115 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 60 December 2023 $ 7,223,304 ( $ 657,054)
Ultra 10-Yr. U.S. Treasury Note 70 December 2023 8,057,850 (439,881)
Total Futures Long Contracts $ 15,281,154 ( $ 1,096,935)
Total Futures Contracts $ 15,281,154 ($1,096,935)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2023, for Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,096,935
Total Interest Rate Contracts 1,096,935
Total Liability Derivatives $1,096,935
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Municipal Bond Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2023, for
Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (4,015,869)
Total Interest Rate Contracts (4,015,869)
Total ($4,015,869)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2023, for Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,096,935)
Total Interest Rate Contracts (1,096,935)
Total ($1,096,935)
The following table presents Municipal Bond Fund's average volume of derivative activity during the period ended October 31, 2023.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $24,349,294

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 7.0% )
a
Value
Basic Materials (0.2%)
Arsenal AIC Parent, LLC, Term
Loan
$ 168,712
9.883%,  (TSFR3M +
4.500%), 8/18/2030
b
$ 168,171
Grinding Media, Inc., Term Loan
177,081
9.684%,  (TSFR3M +
4.000%), 10/12/2028
b,c
171,769
INEOS US Petrochem, LLC, Term
Loan
413,451
8.189%,  (TSFR1M +
2.750%), 1/29/2026
b
405,600
Lummus Technology Holdings V,
LLC, Term Loan
161,811
8.939%,  (TSFR1M +
3.500%), 6/30/2027
b
160,618
Spectrum Group Buyer, Inc., Term
Loan
159,466
11.953%,  (TSFR6M +
6.500%), 5/19/2028
b
149,649
Total 1,055,807
Capital Goods (0.8%)
Ali Group North America
Corporation, Term Loan
197,870
7.439%,  (TSFR1M +
2.000%), 7/22/2029
b
197,530
Brookfield WEC Holdings, Inc.,
Term Loan
384,051
8.189%,  (TSFR1M +
2.750%), 8/1/2025
b
383,390
BW Holding, Inc., Term Loan
166,969
9.573%,  (TSFR3M +
4.000%), 12/14/2028
b
147,280
Chart Industries, Inc., Term Loan
170,073
8.665%,  (TSFR1M +
3.250%), 3/17/2030
b
169,507
Charter Next Generation, Inc.,
Term Loan
487,485
9.189%,  (TSFR1M +
3.750%), 12/1/2027
b
474,080
Clydesdale Acquisition Holdings,
Inc., Term Loan
445,489
9.599%,  (TSFR1M +
4.175%), 4/13/2029
b
430,306
Cornerstone Building Brands, Inc.,
Term Loan
452,321
8.685%,  (TSFR1M +
3.250%), 4/12/2028
b
428,764
Emerald Debt Merger Sub, LLC,
Term Loan
315,645
8.324%,  (TSFR1M +
3.000%), 5/31/2030
b
314,805
EnergySolutions, LLC, Term Loan
130,543
9.382%,  (TSFR3M +
4.000%), 9/18/2030
b
129,531
Foley Products Company, LLC,
Term Loan
143,264
10.290%,  (TSFR3M +
4.750%), 2/16/2029
b
142,727
Proampac PG Borrower, LLC, Term
Loan
263,245
10.585%,  (PRIME + 3.500%),
9/26/2028
b
259,462
Principal
Amount Bank Loans (7.0%)
a
Value
Capital Goods (0.8%) - continued
Quikrete Holdings, Inc., Term Loan
$ 510,694
8.064%,  (TSFR1M +
2.625%), 1/31/2027
b
$ 509,269
Smyrna Ready Mix Concrete, LLC,
Term Loan
339,727
9.674%,  (TSFR1M +
4.250%), 4/1/2029
b,c
339,727
TK Elevator U.S. Newco, Inc., Term
Loan
257,851
9.381%,  (TSFR6M +
3.500%), 7/31/2027
b
255,886
TransDigm, Inc., Term Loan
626,845
8.640%,  (TSFR3M +
3.250%), 8/24/2028
b
625,855
Vertiv Group Corporation, Term
Loan
258,343
8.179%,  (TSFR1M +
2.750%), 3/2/2027
b
257,633
Total 5,065,752
Communications Services (0.9%)
Altice France SA/France, Term
Loan
492,237
10.894%,  (TSFR3M +
5.500%), 8/31/2028
b
436,245
CCI Buyer, Inc., Term Loan
160,046
9.390%,  (TSFR3M +
4.000%), 12/17/2027
b
156,445
Cengage Learning, Inc., Term
Loan
172,022
10.406%,  (TSFR3M +
4.750%), 7/14/2026
b
169,969
Charter Communications
Operating, LLC, Term Loan
551,268
7.133%,  (TSFR1M +
1.750%), 2/1/2027
b,d,e
549,763
Clear Channel Outdoor Holdings,
Inc., Term Loan
481,800
9.145%,  (TSFR3M +
3.500%), 8/21/2026
b
461,724
CMG Media Corporation, Term
Loan
343,617
8.990%,  (TSFR3M +
3.500%), 12/17/2026
b
308,396
Crown Subsea Communications
Holding, Inc., Term Loan
158,444
10.429%,  (TSFR1M +
5.000%), 4/27/2027
b
158,179
246,861
10.679%,  (TSFR1M +
5.250%), 4/27/2027
b
246,553
DIRECTV Financing, LLC, Term
Loan
515,702
10.439%,  (TSFR1M +
5.000%), 8/2/2027
b
501,061
Level 3 Financing, Inc., Term Loan
240,068
7.189%,  (TSFR1M +
1.750%), 3/1/2027
b
223,729
Lumen Technologies, Inc., Term
Loan
311,199
7.689%,  (TSFR1M +
2.250%), 3/15/2027
b
233,546

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (7.0%)
a
Value
Communications Services (0.9%) - continued
McGraw-Hill Education, Inc., Term
Loan
$ 331,953
10.189%,  (TSFR1M +
4.750%), 7/30/2028
b
$ 313,991
MH Sub I, LLC, Term Loan
425,664
9.574%,  (TSFR1M +
4.250%), 5/3/2028
b
406,271
NEP Group, Inc., Term Loan
171,972
8.689%,  (TSFR1M +
3.250%), 10/20/2025
b
154,590
Playtika Holding Corporation, Term
Loan
207,868
8.189%,  (TSFR1M +
2.750%), 3/11/2028
b
200,994
Radiate Holdco, LLC, Term Loan
357,235
8.689%,  (TSFR1M +
3.250%), 9/25/2026
b
294,787
RLG Holdings, LLC, Term Loan
166,967
9.689%,  (TSFR1M +
4.250%), 7/8/2028
b
153,923
SBA Senior Finance II, LLC, Term
Loan
203,155
7.180%,  (TSFR1M +
1.750%), 4/11/2025
b,d,e
203,001
UPC Financing Partnership, Term
Loan
146,708
8.374%,  (TSFR1M +
3.000%), 1/31/2029
b
143,652
Virgin Media Bristol, LLC, Term
Loan
364,548
7.949%,  (TSFR1M +
2.500%), 1/31/2028
b,d,e
353,841
Zayo Group Holdings, Inc., Term
Loan
311,200
9.649%,  (TSFR1M +
4.325%), 3/9/2027
b
261,604
Ziggo Financing Partnership, Term
Loan
266,000
7.949%,  (TSFR1M +
2.500%), 4/30/2028
b
260,050
Total 6,192,314
Consumer Cyclical (1.2%)
1011778 B.C., ULC, Term Loan
643,995
7.574%,  (TSFR1M +
2.250%), 9/21/2030
b
637,394
AlixPartners, LLP, Term Loan
300,363
8.189%,  (TSFR1M +
2.750%), 2/4/2028
b
299,930
Allied Universal Holdco, LLC, Term
Loan
642,444
9.174%,  (TSFR1M +
3.750%), 5/14/2028
b
608,960
Alterra Mountain Company, Term
Loan
182,274
8.939%,  (TSFR1M +
3.500%), 8/17/2028
b
182,047
Caesars Entertainment, Inc., Term
Loan
419,890
8.674%,  (TSFR1M +
3.250%), 2/6/2030
b
417,849
Principal
Amount Bank Loans (7.0%)
a
Value
Consumer Cyclical (1.2%) - continued
Carnival Corporation, Term Loan
$ 510,801
8.689%,  (TSFR1M +
3.250%), 10/18/2028
b
$ 500,800
Cinemark USA, Inc., Term Loan
187,336
9.094%,  (TSFR3M +
3.750%), 5/24/2030
b
186,867
Clarios Global, LP, Term Loan
333,428
9.074%,  (TSFR1M +
3.750%), 5/4/2030
b,d,e
332,594
Delta 2 Lux SARL, Term Loan
151,154
7.574%,  (TSFR1M +
2.250%), 1/15/2030
b
151,012
Ensemble RCM, LLC, Term Loan
161,161
9.233%,  (TSFR3M +
3.750%), 8/1/2026
b
161,032
Fertitta Entertainment, LLC/NV,
Term Loan
156,412
9.324%,  (TSFR1M +
4.000%), 1/27/2029
b
152,757
First Brands Group, LLC, Term
Loan
195,611
10.881%,  (TSFR6M +
5.000%), 3/30/2027
b
192,595
GoDaddy Operating Company,
LLC, Term Loan
254,083
7.824%,  (TSFR1M +
2.500%), 11/10/2029
b
254,142
Great Outdoors Group, LLC, Term
Loan
359,333
9.402%,  (TSFR3M +
3.750%), 3/5/2028
b
356,114
Harbor Freight Tools USA, Inc.,
Term Loan
318,714
8.189%,  (TSFR1M +
2.750%), 10/19/2027
b
314,364
Hilton Worldwide Finance, LLC,
Term Loan
388,000
7.174%,  (TSFR1M +
1.750%), 6/21/2026
b
387,496
IRB Holding Corporation, Term
Loan
370,181
8.424%,  (TSFR1M +
3.000%), 12/15/2027
b
365,861
Light & Wonder International, Inc.,
Term Loan
389,060
8.435%,  (TSFR1M +
3.000%), 4/14/2029
b
387,784
PetSmart, LLC, Term Loan
505,934
9.174%,  (TSFR1M +
3.750%), 2/12/2028
b
499,083
Pilot Travel Centers, LLC, Term
Loan
433,457
7.424%,  (TSFR1M +
2.000%), 8/6/2028
b
433,188
Scientific Games Holdings, LP,
Term Loan
263,340
8.914%,  (TSFR3M +
3.500%), 4/4/2029
b
258,634
Staples, Inc., Term Loan
253,569
10.634%,  (LIBOR 1M +
5.000%), 4/12/2026
b
217,595

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (7.0%)
a
Value
Consumer Cyclical (1.2%) - continued
Stars Group Holdings BV, Term
Loan
$ 151,455
7.902%,  (TSFR3M +
2.250%), 7/21/2026
b
$ 151,294
Uber Technologies, Inc., Term
Loan
199,629
8.159%,  (TSFR3M +
2.750%), 3/3/2030
b
199,360
UFC Holdings, LLC, Term Loan
244,515
8.399%,  (TSFR3M +
2.750%), 4/29/2026
b
244,140
Total 7,892,892
Consumer Non-Cyclical (1.2%)
AI Aqua Merger Sub, Inc., Term
Loan
505,986
9.082%,  (TSFR1M +
3.750%), 7/30/2028
b
495,811
Alltech, Inc., Term Loan
156,848
9.439%,  (TSFR1M +
4.000%), 10/15/2028
b,c
152,926
Amneal Pharmaceuticals, LLC,
Term Loan
388,968
8.939%,  (TSFR1M +
3.500%), 5/4/2025
b
380,006
Bausch + Lomb Corporation, Term
Loan
404,900
8.755%,  (TSFR3M +
3.250%), 5/10/2027
b
386,995
218,001
9.324%,  (TSFR1M +
4.000%), 9/29/2028
b
209,281
Chobani, LLC, Term Loan
161,886
8.939%,  (TSFR1M +
3.500%), 10/23/2027
b
161,431
Elanco Animal Health, Inc., Term
Loan
205,058
7.165%,  (TSFR1M +
1.750%), 8/1/2027
b
200,112
Froneri U.S., Inc., Term Loan
394,918
7.674%,  (TSFR1M +
2.250%), 1/31/2027
b
392,533
Gainwell Acquisition Corporation,
Term Loan
599,577
9.490%,  (TSFR3M +
4.000%), 10/1/2027
b
572,098
ICON Luxembourg SARL, Term
Loan
410,025
7.902%,  (TSFR3M +
2.250%), 7/1/2028
b
410,120
Jazz Financing Lux SARL, Term
Loan
510,207
8.939%,  (TSFR1M +
3.500%), 5/5/2028
b
509,921
LifePoint Health, Inc., Term Loan
147,607
0.000%,  (TSFR3M +
3.750%), 11/16/2025
b,d,e
146,458
184,694
11.157%,  (TSFR3M +
5.500%), 11/16/2028
b
174,161
Medline Borrower, LP, Term Loan
935,503
8.689%,  (TSFR1M +
3.250%), 10/21/2028
b
929,076
Principal
Amount Bank Loans (7.0%)
a
Value
Consumer Non-Cyclical (1.2%) - continued
Organon & Company, Term Loan
$ 469,805
8.451%,  (TSFR1M +
3.000%), 6/2/2028
b
$ 468,278
Packaging Coordinators Midco,
Inc., Term Loan
162,748
9.152%,  (TSFR3M +
3.500%), 11/30/2027
b
160,510
Phoenix Newco, Inc., Term Loan
397,581
8.689%,  (TSFR1M +
3.250%), 11/15/2028
b
392,512
PRA Health Sciences, Inc., Term
Loan
102,158
7.902%,  (TSFR3M +
2.250%), 7/1/2028
b
102,182
Reynolds Consumer Products,
LLC, Term Loan
294,494
7.174%,  (TSFR1M +
1.750%), 2/4/2027
b
293,617
Select Medical Corporation, Term
Loan
260,348
8.324%,  (TSFR1M +
3.000%), 3/6/2027
b
259,290
Sotera Health Holdings, LLC, Term
Loan
361,800
8.395%,  (TSFR3M +
2.750%), 12/11/2026
b
358,001
Star Parent, Inc., Term Loan
402,800
9.386%,  (TSFR3M +
4.000%), 9/28/2030
b
383,317
Total 7,538,636
Energy (0.2%)
Buckeye Partners, LP, Term Loan
258,344
7.666%,  (TSFR1M +
2.250%), 11/1/2026
b
257,995
CQP Holdco, LP, Term Loan
515,943
8.990%,  (TSFR3M +
3.500%), 6/4/2028
b
515,189
GIP II Blue Holding, LP, Term Loan
89,144
9.939%,  (TSFR1M +
4.500%), 9/29/2028
b
89,127
GIP III Stetson I, LP, Term Loan
146,125
9.574%,  (TSFR1M +
4.250%), 7/18/2025
b
145,988
Oryx Midstream Services Permian
Basin, LLC, Term Loan
125,028
8.692%,  (TSFR1M +
3.250%), 10/5/2028
b
124,751
Total 1,133,050
Financials (0.5%)
Acrisure, LLC, Term Loan
226,731
8.939%,  (TSFR1M +
3.500%), 2/15/2027
b
220,460
Alliant Holdings Intermediate, LLC,
Term Loan
88,915
8.835%,  (TSFR1M +
3.500%), 11/6/2027
b,d,e
88,572
AmWINS Group, Inc., Term Loan
364,548
7.689%,  (TSFR1M +
2.250%), 2/19/2028
b
361,111

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (7.0%)
a
Value
Financials (0.5%) - continued
Asurion, LLC, Term Loan
$ 16,901
8.689%,  (TSFR1M +
3.250%), 12/23/2026
b
$ 16,310
341,283
8.689%,  (TSFR1M +
3.250%), 7/31/2027
b
325,782
148,627
9.674%,  (TSFR1M +
4.250%), 8/19/2028
b
141,707
Edelman Financial Engines Center,
LLC, Term Loan
102,251
8.939%,  (TSFR1M +
3.500%), 4/7/2028
b
100,344
First Eagle Holdings, Inc., Term
Loan
97,806
7.990%,  (TSFR3M +
2.500%), 2/2/2027
b
96,651
FleetCor Technologies Operating
Company, LLC, Term  Loan
207,876
7.174%,  (TSFR1M +
1.750%), 4/30/2028
b
207,298
Focus Financial Partners, LLC,
Term Loan
164,491
8.574%,  (TSFR1M +
3.250%), 6/30/2028
b,d,e
163,649
Howden Group Holdings, Ltd.,
Term Loan
88,914
8.750%,  (LIBOR 1M +
3.250%), 11/12/2027
b
88,115
HUB International, Ltd., Term Loan
426,788
9.662%,  (TSFR3M +
4.250%), 6/20/2030
b
426,485
Hudson River Trading, LLC, Term
Loan
97,806
8.439%,  (TSFR1M +
3.000%), 3/18/2028
b
96,284
Jane Street Group, LLC, Term
Loan
204,503
8.189%,  (TSFR1M +
2.750%), 1/26/2028
b
203,838
Osaic Holdings, Inc., Term Loan
102,230
9.824%,  (TSFR1M +
4.500%), 8/16/2028
b
101,642
Sedgwick Claims Management
Services, Inc., Term Loan
184,572
9.074%,  (TSFR1M +
3.750%), 2/24/2028
b
183,766
Trans Union, LLC, Term Loan
257,625
7.689%,  (TSFR1M +
2.250%), 12/1/2028
b
256,996
USI, Inc./NY, Term Loan
355,657
9.140%,  (TSFR3M +
3.750%), 11/22/2029
b
354,398
VFH Parent, LLC, Term Loan
155,600
8.427%,  (TSFR1M +
3.000%), 1/13/2029
b
154,337
Total 3,587,745
Technology (1.5%)
Amentum Government Services
Holdings, LLC, Term  Loan
258,383
9.335%,  (TSFR1M +
4.000%), 2/15/2029
b
252,167
Principal
Amount Bank Loans (7.0%)
a
Value
Technology (1.5%) - continued
AthenaHealth Group, Inc., Term
Loan
$ 724,026
8.577%,  (TSFR1M +
3.250%), 2/15/2029
b
$ 700,365
Boxer Parent Company, Inc., Term
Loan
378,098
9.189%,  (TSFR1M +
3.750%), 10/2/2025
b
377,508
Central Parent, Inc., Term Loan
431,233
9.406%,  (TSFR3M +
4.000%), 7/6/2029
b
428,413
Cloud Software Group, Inc., Term
Loan
444,384
9.990%,  (TSFR3M +
4.500%), 3/30/2029
b
421,658
Coherent Corporation, Term Loan
226,732
8.189%,  (TSFR1M +
2.750%), 7/1/2029
b
225,952
CommScope, Inc., Term Loan
155,600
8.689%,  (TSFR1M +
3.250%), 4/4/2026
b
132,973
CoreLogic, Inc., Term Loan
182,274
8.939%,  (TSFR1M +
3.500%), 6/2/2028
b
165,479
Cornerstone OnDemand, Inc.,
Term Loan
257,852
9.189%,  (TSFR1M +
3.750%), 10/15/2028
b
243,154
Dcert Buyer, Inc., Term Loan
288,971
9.324%,  (TSFR1M +
4.000%), 10/16/2026
b
283,327
Dun & Bradstreet Corporation,
Term Loan
280,080
8.176%,  (TSFR1M +
2.750%), 2/8/2026
b
279,643
Gen Digital, Inc., Term Loan
271,256
7.424%,  (TSFR1M +
2.000%), 9/12/2029
b
268,657
Genesys Cloud Services Holdings
II, LLC, Term Loan
239,517
9.439%,  (TSFR1M +
4.000%), 12/1/2027
b,d,e
239,117
GTCR W Merger Sub, LLC, Term
Loan
466,800
0.000%,  (TSFR1M +
3.000%), 9/20/2030
b,d,e
463,103
Informatica, LLC, Term Loan
258,377
8.189%,  (TSFR1M +
2.750%), 10/29/2028
b
257,328
Magenta Buyer, LLC, Term Loan
278,162
10.645%,  (TSFR3M +
5.000%), 7/27/2028
b
194,713
McAfee Corporation, Term Loan
493,474
9.165%,  (TSFR1M +
3.750%), 3/1/2029
b
470,961
Mitchell International, Inc., Term
Loan
297,862
9.189%,  (TSFR1M +
3.750%), 10/15/2028
b
290,291
MKS Instruments, Inc., Term Loan
465,300
7.819%,  (TSFR1M +
2.500%), 8/17/2029
b
461,033

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (7.0%)
a
Value
Technology (1.5%) - continued
Open Text Corporation, Term Loan
$ 361,216
8.174%,  (TSFR1M +
2.750%), 1/31/2030
b
$ 360,815
Peraton Corporation, Term Loan
801,280
9.174%,  (TSFR1M +
3.750%), 2/1/2028
b
785,255
Polaris Newco, LLC, Term Loan
293,418
9.439%,  (TSFR1M +
4.000%), 6/4/2028
b
276,547
Project Alpha Intermediate
Holding, Inc., Term Loan
351,000
10.074%,  (TSFR1M +
4.750%), 10/26/2030
b
340,196
Proofpoint, Inc., Term Loan
320,091
8.689%,  (TSFR1M +
3.250%), 8/31/2028
b
314,399
RealPage, Inc., Term Loan
244,514
8.439%,  (TSFR1M +
3.000%), 4/22/2028
b
238,758
Tempo Acquisition, LLC, Term
Loan
222,285
8.074%,  (TSFR1M +
2.750%), 8/31/2028
b
221,939
UKG, Inc., Term Loan
506,811
8.764%,  (TSFR3M +
3.250%), 5/3/2026
b
503,699
Verscend Holding Corporation,
Term Loan
379,121
9.439%,  (TSFR1M +
4.000%), 8/27/2025
b
378,568
Total 9,576,018
Transportation (0.4%)
AAdvantage Loyalty IP, Ltd., Term
Loan
565,798
10.427%,  (TSFR3M +
4.750%), 4/20/2028
b
572,871
Air Canada, Term Loan
491,028
9.128%,  (TSFR3M +
3.500%), 8/11/2028
b
490,168
Brown Group Holding, LLC, Term
Loan
207,728
8.174%,  (TSFR1M +
2.750%), 6/7/2028
b
203,746
Genesee & Wyoming, Inc., Term
Loan
258,323
7.490%,  (TSFR3M +
2.000%), 12/30/2026
b
258,000
SkyMiles IP, Ltd., Term Loan
441,600
9.166%,  (TSFR3M +
3.750%), 10/20/2027
b
451,814
United Airlines, Inc., Term Loan
604,008
9.189%,  (TSFR1M +
3.750%), 4/21/2028
b
601,743
Total 2,578,342
Utilities (0.1%)
PG&E Corporation, Term Loan
378,861
8.439%,  (TSFR1M +
3.000%), 6/23/2025
b
377,915
Principal
Amount Bank Loans (7.0%)
a
Value
Utilities (0.1%) - continued
Talen Energy Supply, LLC, Term
Loan
$ 182,876
9.877%,  (TSFR3M +
4.500%), 5/17/2030
b
$ 182,517
Total 560,432
Total Bank Loans
(cost $45,395,752) 45,180,988
Principal
Amount Long-Term Fixed Income ( 77.1% ) Value
Asset-Backed Securities (9.5%)
510 Asset Backed Trust
500,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
423,455
636,475
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
588,485
1,000,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
847,975
720 East CLO I, Ltd.
900,000
9.666%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,f
906,450
Affirm Asset Securitization Trust
1,200,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
f
1,172,133
1,250,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
f
1,242,931
1,000,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
f
1,000,367
AMSR Trust
1,079,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
f
887,635
Anchorage Capital CLO 16, Ltd.
1,550,000
8.058%,  (TSFR3M +
2.662%), 1/19/2035, Ser.
2020-16A, Class CR
b,f
1,521,325
Anchorage Capital CLO 21, Ltd.
1,500,000
8.077%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
b,f
1,473,972
Ares XL CLO, Ltd.
1,150,000
8.456%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
1,124,337
Babson CLO, Ltd.
1,825,000
8.577%,  (TSFR3M +
3.162%), 7/20/2029, Ser.
2018-3A, Class D
b,f
1,803,936
Barings CLO, Ltd.
1,250,000
8.827%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
1,204,759
Benefit Street Partners CLO II, Ltd.
950,000
7.556%,  (TSFR3M +
2.162%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
950,036
Business Jet Securities, LLC
1,273,626
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
1,187,466

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.1%) Value
Asset-Backed Securities (9.5%) - continued
CarVal CLO, Ltd.
$ 1,100,000
9.112%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
$ 1,078,251
Cascade Funding Mortgage Trust,
LLC
728,289
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
b,f
697,127
College Avenue Student Loans,
LLC
222,009
7.089%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
b,f
222,432
Dewolf Park CLO, Ltd.
1,250,000
8.506%,  (TSFR3M +
3.112%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
1,166,495
Dryden 36 Senior Loan Fund
950,000
7.706%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
934,819
Education Funding Trust
577,252
2.790%,  7/25/2041, Ser.
2020-A, Class A
f
520,078
FirstKey Homes Trust
2,310,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
f
2,095,311
FRTKL Trust
500,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
f
432,732
GMAC Mortgage Corporation
Loan Trust
53,917
5.939%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,h
30,143
Harley Marine Financing, LLC
1,123,163
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
1,118,973
Home Equity Asset Trust
1,246,124
6.759%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
b
1,168,794
Long Beach Mortgage Loan Trust
930,617
6.939%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
b
885,765
Longfellow Place CLO, Ltd.
1,335,791
7.956%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
1,333,665
Madison Park Funding XVIII, Ltd.
1,850,000
7.574%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
b,f
1,806,508
Myers Park CLO, Ltd.
1,275,000
7.077%,  (TSFR3M +
1.662%), 10/20/2030, Ser.
2018-1A, Class A2
b,f
1,260,934
Neuberger Berman CLO, Ltd.
1,500,000
8.656%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
1,424,901
Principal
Amount Long-Term Fixed Income (77.1%) Value
Asset-Backed Securities (9.5%) - continued
Pagaya AI Debt Trust
$ 860,675
7.556%,  7/15/2030, Ser.
2023-1, Class A
f
$ 862,558
Pagaya AI Technology in Housing
Trust
1,100,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
f
1,037,071
PPM CLO 6, Ltd.
1,000,000
9.916%,  (TSFR3M +
4.500%), 1/20/2031, Ser.
2022-6A, Class C
b,f
999,198
Preston Ridge Partners Mortgage
Trust, LLC
1,150,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
979,846
Pretium Mortgage Credit Partners,
LLC
750,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
673,007
353,401
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
f,g
341,836
850,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
656,487
925,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
701,691
621,186
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
f,g
580,816
Progress Residential Trust
1,200,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
1,088,147
Renaissance Home Equity Loan
Trust
389,900
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
g
148,887
Saxon Asset Securities Trust
335,414
2.869%,  8/25/2035, Ser.
2004-2, Class MF2
b
272,222
Sculptor CLO, Ltd.
1,870,000
8.077%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
b,f
1,801,702
Shackleton CLO, Ltd.
930,000
7.877%,  (TSFR3M +
2.462%), 10/20/2034, Ser.
2021-16A, Class C
b,f
899,861
Silver Point CLO 2, Ltd.
800,000
8.116%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
b,f
802,875
Sound Point CLO, Ltd.
1,550,000
7.927%,  (TSFR3M +
2.512%), 1/20/2032, Ser.
2019-1A, Class CR
b,f
1,487,608
Stanwich Mortgage Loan
Company, LLC
1,571,801
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
f,g
1,430,058
Stratus CLO, Ltd.
1,700,000
8.177%,  (TSFR3M +
2.762%), 12/29/2029, Ser.
2021-1A, Class D
b,f
1,666,468

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.1%) Value
Asset-Backed Securities (9.5%) - continued
$ 1,400,000
8.466%,  (TSFR3M +
3.050%), 10/20/2031, Ser.
2022-3A, Class B
b,f
$ 1,402,474
Unlock HEA Trust
1,437,521
7.000%,  10/25/2038, Ser.
2023-1, Class A
f
1,321,625
Upstart Securitization Trust
882,377
6.770%,  6/20/2033, Ser.
2023-2, Class A
f
880,157
VCAT Asset Securitization, LLC
300,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
281,812
Vericrest Opportunity Loan
Transferee
1,150,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
895,221
1,450,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
1,095,776
535,355
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
f,g
497,847
1,500,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
1,097,822
225,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
170,913
1,100,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
815,582
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
185,233
Whitebox CLO III, Ltd.
1,500,000
7.856%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
b,f
1,465,154
Whitebox CLO IV, Ltd.
1,500,000
8.016%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
b,f
1,498,107
Wind River CLO, Ltd.
750,000
7.677%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
745,236
Total 61,295,487
Basic Materials (1.9%)
Alcoa Nederland Holding BV
477,000 5.500%,  12/15/2027
f
452,044
Anglo American Capital plc
200,000 3.875%,  3/16/2029
f
177,140
ATI, Inc.
343,000 7.250%,  8/15/2030 330,199
ATI, Inc., Convertible
99,000 3.500%,  6/15/2025 244,530
Cascades, Inc./Cascades USA,
Inc.
364,000 5.125%,  1/15/2026
f
345,482
Chemours Company
585,000 5.750%,  11/15/2028
f
494,764
Cleveland-Cliffs, Inc.
425,000 5.875%,  6/1/2027
i
404,930
380,000 4.625%,  3/1/2029
f,i
327,523
Consolidated Energy Finance SA
807,000 5.625%,  10/15/2028
f
663,112
Principal
Amount Long-Term Fixed Income (77.1%) Value
Basic Materials (1.9%) - continued
Ecolab, Inc.
$ 194,000 2.125%,  2/1/2032 $ 147,779
EIDP, Inc.
187,000 4.500%,  5/15/2026 181,568
First Quantum Minerals, Ltd.
736,000 6.875%,  10/15/2027
f
626,870
FMC Corporation
167,000 5.150%,  5/18/2026 161,236
Glencore Funding, LLC
220,000 4.000%,  3/27/2027
f
205,175
350,000 6.125%,  10/6/2028
f
346,969
200,000 6.375%,  10/6/2030
f
195,939
Hecla Mining Company
190,000 7.250%,  2/15/2028 181,403
Hudbay Minerals, Inc.
465,000 4.500%,  4/1/2026
f
432,782
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
374,000 9.000%,  7/1/2028
f
349,428
International Flavors & Fragrances,
Inc.
261,000 1.230%,  10/1/2025
f
235,302
Methanex Corporation
553,000 4.250%,  12/1/2024 539,981
Mineral Resources, Ltd.
96,000 9.250%,  10/1/2028
f
96,000
Mosaic Company
261,000 4.050%,  11/15/2027 243,574
Novelis Corporation
315,000 3.250%,  11/15/2026
f
280,395
140,000 4.750%,  1/30/2030
f
118,786
175,000 3.875%,  8/15/2031
f
136,675
Nutrien, Ltd.
292,000 4.000%,  12/15/2026 276,245
OCI NV
309,000 4.625%,  10/15/2025
f
292,039
Olin Corporation
627,000 5.125%,  9/15/2027 574,843
20,000 5.625%,  8/1/2029 18,184
Peabody Energy Corporation,
Convertible
139,000 3.250%,  3/1/2028 194,461
SCIL IV, LLC/SCIL USA Holdings,
LLC
507,000 5.375%,  11/1/2026
f
449,722
SNF Group SACA
462,000 3.375%,  3/15/2030
f
369,475
SunCoke Energy, Inc.
552,000 4.875%,  6/30/2029
f
462,024
Taseko Mines, Ltd.
358,000 7.000%,  2/15/2026
f
324,744
Unifrax Escrow Issuer Corporation
422,000 5.250%,  9/30/2028
f
285,039
United States Steel Corporation
524,000 6.875%,  3/1/2029 509,074
United States Steel Corporation,
Convertible
117,000 5.000%,  11/1/2026 299,227

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.1%) Value
Basic Materials (1.9%) - continued
Westlake Corporation
$ 148,000 3.600%,  8/15/2026 $ 138,971
Total 12,113,634
Capital Goods (3.7%)
Advanced Drainage Systems, Inc.
340,000 6.375%,  6/15/2030
f
321,017
Amcor Finance USA, Inc.
158,000 5.625%,  5/26/2033 147,154
Amphenol Corporation
164,000 4.750%,  3/30/2026 160,222
Amsted Industries, Inc.
450,000 5.625%,  7/1/2027
f
414,084
50,000 4.625%,  5/15/2030
f
40,337
ARD Finance SA
159,000 6.500%,  6/30/2027
f
92,567
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
504,000 5.250%,  8/15/2027
f
366,347
39,000 5.250%,  8/15/2027
f
28,348
Boeing Company
316,000 4.875%,  5/1/2025 310,437
561,000 2.196%,  2/4/2026 515,464
220,000 3.250%,  3/1/2028 195,261
510,000 5.150%,  5/1/2030 477,844
Bombardier, Inc.
216,000 7.125%,  6/15/2026
f
207,832
523,000 7.875%,  4/15/2027
f
503,112
219,000 6.000%,  2/15/2028
f
193,788
Brand Industrial Services, Inc.
154,000 10.375%,  8/1/2030
f
152,845
Builders FirstSource, Inc.
285,000 5.000%,  3/1/2030
f
248,710
Canpack SA/Canpack US, LLC
790,000 3.125%,  11/1/2025
f
724,225
Carrier Global Corporation
252,000 2.722%,  2/15/2030 205,267
Chart Industries, Inc.
501,000 7.500%,  1/1/2030
f
491,975
Chart Industries, Inc., Convertible
68,000 1.000%,  11/15/2024 136,918
Clean Harbors, Inc.
665,000 6.375%,  2/1/2031
f
632,058
Clydesdale Acquisition Holdings,
Inc.
67,000 6.625%,  4/15/2029
f
60,863
134,000 8.750%,  4/15/2030
f,i
106,809
Cornerstone Building Brands, Inc.
345,000 6.125%,  1/15/2029
f
252,230
Covanta Holding Corporation
260,000 4.875%,  12/1/2029
f
202,800
CP Atlas Buyer, Inc.
425,000 7.000%,  12/1/2028
f
323,926
Crown Cork & Seal Company, Inc.
423,000 7.375%,  12/15/2026 429,366
Emerald Debt Merger Sub, LLC
506,000 6.625%,  12/15/2030
f
481,332
Fluor Corporation, Convertible
327,000 1.125%,  8/15/2029
f
314,247
Principal
Amount Long-Term Fixed Income (77.1%) Value
Capital Goods (3.7%) - continued
GFL Environmental, Inc.
$ 352,000 4.000%,  8/1/2028
f
$ 302,927
709,000 3.500%,  9/1/2028
f
607,071
Greenbrier Companies, Inc.,
Convertible
215,000 2.875%,  4/15/2028 185,696
H&E Equipment Services, Inc.
814,000 3.875%,  12/15/2028
f
689,487
Herc Holdings, Inc.
440,000 5.500%,  7/15/2027
f
413,592
Howmet Aerospace, Inc.
280,000 6.750%,  1/15/2028 280,079
1,084,000 3.000%,  1/15/2029 914,968
Huntington Ingalls Industries, Inc.
221,000 4.200%,  5/1/2030 195,677
Ingersoll Rand, Inc.
80,000 5.700%,  8/14/2033 75,590
John Deere Capital Corporation
176,000 5.150%,  9/8/2026 175,168
167,000 4.950%,  7/14/2028 162,896
280,000 2.800%,  7/18/2029 242,216
165,000 4.700%,  6/10/2030 155,328
138,000 3.900%,  6/7/2032
i
120,635
79,000 5.150%,  9/8/2033 75,128
Kaman Corporation, Convertible
85,000 3.250%,  5/1/2024 82,433
L3Harris Technologies, Inc.
169,000 5.400%,  1/15/2027 165,973
Mauser Packaging Solutions
Holding Company
255,000 9.250%,  4/15/2027
f,i
212,366
MIWD Holdco II, LLC
200,000 5.500%,  2/1/2030
f
158,750
Mueller Water Products, Inc.
281,000 4.000%,  6/15/2029
f
240,255
Nesco Holdings II, Inc.
505,000 5.500%,  4/15/2029
f
433,038
New Enterprise Stone and Lime
Company, Inc.
620,000 5.250%,  7/15/2028
f
547,145
Northrop Grumman Corporation
82,000 4.700%,  3/15/2033 74,684
OI European Group BV
554,000 4.750%,  2/15/2030
f
471,404
Otis Worldwide Corporation
166,000 2.056%,  4/5/2025 157,310
Owens-Brockway Glass Container,
Inc.
271,000 6.625%,  5/13/2027
f
257,450
Pactiv Evergreen Group
360,000 4.375%,  10/15/2028
f
306,226
Parker-Hannifin Corporation
167,000 4.250%,  9/15/2027 158,369
Patrick Industries, Inc., Convertible
89,000 1.750%,  12/1/2028 83,705
PGT Innovations, Inc.
481,000 4.375%,  10/1/2029
f
449,050
Republic Services, Inc.
124,000 3.950%,  5/15/2028 115,644

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.1%) Value
Capital Goods (3.7%) - continued
Roller Bearing Company of
America, Inc.
$ 376,000 4.375%,  10/15/2029
f
$ 318,852
Rolls-Royce plc
233,000 5.750%,  10/15/2027
f
220,785
Sealed Air Corporation
419,000 6.125%,  2/1/2028
f
398,812
Silgan Holdings, Inc.
202,000 4.125%,  2/1/2028 178,385
SRM Escrow Issuer, LLC
890,000 6.000%,  11/1/2028
f
822,882
Textron, Inc.
221,000 3.650%,  3/15/2027 205,842
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
190,000 7.750%,  4/15/2026
f
176,721
TransDigm, Inc.
515,000 6.250%,  3/15/2026
f
502,877
1,359,000 5.500%,  11/15/2027 1,265,167
Triumph Group, Inc.
436,000 9.000%,  3/15/2028
f,i
423,460
United Rentals North America, Inc.
610,000 4.875%,  1/15/2028 565,944
310,000 4.000%,  7/15/2030 260,504
Veralto Corporation
167,000 5.350%,  9/18/2028
f
161,557
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 56,664
Waste Management, Inc.
173,000 4.875%,  2/15/2029 166,727
Waste Pro USA, Inc.
185,000 5.500%,  2/15/2026
f
170,053
WESCO Distribution, Inc.
655,000 7.250%,  6/15/2028
f
650,841
Total 23,793,718
Collateralized Mortgage Obligations (7.2%)
A&D Mortgage Trust
1,473,768
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
f,g
1,463,949
Arroyo Mortgage Trust
1,500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
f,g
1,204,013
Banc of America Alternative Loan
Trust
772,804
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 633,672
Banc of America Mortgage
Securities Trust
138,884
5.127%,  9/25/2035, Ser.
2005-H, Class 2A1
b
115,452
283,239
5.499%,  9/25/2035, Ser.
2005-H, Class 3A1
b
251,468
CAFL Issuer, LLC
1,050,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
974,095
CHL Mortgage Pass-Through Trust
291,510
4.064%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
276,130
204,683
6.000%,  4/25/2037, Ser.
2007-3, Class A18 94,283
Principal
Amount Long-Term Fixed Income (77.1%) Value
Collateralized Mortgage Obligations (7.2%) -
continued
$ 136,455
6.000%,  4/25/2037, Ser.
2007-3, Class A33 $ 62,855
607,633
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 229,611
CHNGE Mortgage Trust
1,325,744
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
1,201,090
800,159
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
773,046
876,415
6.525%,  6/25/2058, Ser.
2023-2, Class A1
f,g
857,479
1,551,497
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
f,g
1,486,968
1,126,382
7.100%,  7/25/2058, Ser.
2023-3, Class A1
f,g
1,117,514
1,096,056
6.000%,  10/25/2057, Ser.
2022-4, Class A1
f,g
1,064,782
CIM Trust
1,165,822
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
f,g
1,152,604
Citigroup Mortgage Loan Trust,
Inc.
232,511
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 198,004
973,743
4.259%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
821,967
Countrywide Alternative Loan Trust
274,846
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 216,630
363,607
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 278,753
356,232
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 240,680
106,322
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 79,659
181,604
7.000%,  10/25/2037, Ser.
2007-24, Class A10 63,678
Countrywide Home Loan
Mortgage Pass Through Trust
217,000
3.728%,  11/25/2035, Ser.
2005-22, Class 2A1
b
170,511
Credit Suisse Mortgage Trust
792,680
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
770,818
304,788
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
237,583
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
525,927
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 449,133
Federal Home Loan Mortgage
Corporation
1,157,645
3.500%,  8/15/2035, Ser.
345, Class C8
j
125,646
Federal Home Loan Mortgage
Corporation - REMIC
723,244
4.000%,  1/25/2051, Ser.
5249, Class LA 674,925
1,329,866
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 967,000
12,652,948
1.500%,  12/25/2050, Ser.
5107, Class IO
j
1,035,214

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.1%) Value
Collateralized Mortgage Obligations (7.2%) -
continued
$ 501,740
3.000%,  5/15/2027, Ser.
4046, Class GI
j
$ 15,422
501,804
3.000%,  7/15/2027, Ser.
4084, Class NI
j
18,040
997,726
3.500%,  10/15/2032, Ser.
4119, Class KI
j
97,290
1,219,825
3.000%,  4/15/2033, Ser.
4203, Class DI
j
60,611
Federal National Mortgage
Association - REMIC
865,378
4.500%,  6/25/2052, Ser.
2022-43, Class MA 814,038
510,412
4.000%,  7/25/2052, Ser.
2022-37, Class PE 475,352
402,648
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
12,936
604,870
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
20,026
877,923
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
22,481
1,577,682
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
61,628
1,317,227
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
47,352
429,412
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
14,499
1,108,677
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
35,798
349,236
3.000%,  2/25/2028, Ser.
2013-2, Class GI
j
13,745
1,427,991
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
43,411
716,754
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
26,994
775,410
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
20,405
850,614
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
72,104
810,407
4.500%,  1/25/2046, Ser.
2022-68, Class BA 777,297
First Horizon Alternative Mortgage
Securities Trust
121,992
6.038%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
108,513
Flagstar Mortgage Trust
1,548,126
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
b,f
1,224,820
1,695,885
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
b,f
1,238,858
799,925
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
653,008
GCAT Trust
1,269,266
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
f,g
1,224,628
Genworth Mortgage Insurance
Corporation
360,835
7.221%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
361,236
GMAC Mortgage Corporation
Loan Trust
375,902
3.530%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
298,662
Principal
Amount Long-Term Fixed Income (77.1%) Value
Collateralized Mortgage Obligations (7.2%) -
continued
$ 9,854
4.136%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
$ 8,392
GS Mortgage-Backed Securities
Trust
1,587,029
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
b,f
1,517,968
Home RE, Ltd.
1,400,000
9.921%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
b,f
1,402,625
700,000
8.821%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
712,878
IndyMac IMJA Mortgage Loan
Trust
281,022
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 119,897
IndyMac INDA Mortgage Loan
Trust
1,592,898
3.803%,  8/25/2036, Ser.
2006-AR1, Class A1
b
1,232,720
J.P. Morgan Alternative Loan Trust
356,071
4.188%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
269,985
J.P. Morgan Mortgage Trust
454,886
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
341,659
1,145,434
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
b,f
1,077,021
191,350
5.134%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
176,150
LHOME Mortgage Trust
1,500,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
f,g
1,471,200
Merrill Lynch Alternative Note
Asset Trust
507,273
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 186,588
MFRA Trust
298,200
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
f,g
271,048
MortgageIT Trust
1,671,127
5.899%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,335,670
Onslow Bay Mortgage Loan Trust
1,050,786
5.700%,  8/25/2062, Ser.
2022-NQM7, Class A3
f,g
1,016,043
PRKCM Trust
375,214
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
f
371,381
Residential Accredit Loans, Inc.
Trust
304,077
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 246,838
158,792
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 116,382
189,958
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 145,692

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.1%) Value
Collateralized Mortgage Obligations (7.2%) -
continued
Residential Funding Mortgage
Security I Trust
$ 216,614
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 $ 157,687
ROC Securities Trust Series
1,817,042
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
1,774,892
Sequoia Mortgage Trust
195,243
3.482%,  9/20/2046, Ser.
2007-1, Class 4A1
b
130,837
Structured Adjustable Rate
Mortgage Loan Trust
103,738
4.570%,  7/25/2035, Ser.
2005-15, Class 4A1
b
85,828
Toorak Mortgage Corporation, Ltd.
509,668
2.240%,  6/25/2024, Ser.
2021-1, Class A1
f,g
496,007
TVC Mortgage Trust
1,000,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
f,g
994,566
Verus Securitization Trust
1,959,166
2.137%,  10/25/2066, Ser.
2021-7, Class A2
b,f
1,565,865
832,784
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
662,205
1,110,129
6.560%,  12/25/2067, Ser.
2023-1, Class A2
f,g
1,093,599
629,901
2.226%,  5/25/2060, Ser.
2020-2, Class A1
b,f
613,597
Washington Mutual Mortgage
Pass-Through Certificates
325,017
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 253,846
Total 46,897,432
Commercial Mortgage-Backed Securities (0.7%)
BANK 2022-BNK39
13,452,816
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
353,057
BANK5 2023-5YR1
850,000
6.412%,  4/15/2056, Ser.
2023-5YR1, Class AS
b
827,627
BBCMS Mortgage Trust
5,379,198
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
209,480
6,484,958
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
479,490
BFLD Trust
1,100,000
7.150%,  (TSFR1M +
1.814%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
640,200
SCOTT Trust
600,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
f
572,434
Velocity Commercial Capital Loan
Trust
1,250,000
7.670%,  11/25/2053, Ser.
2023-4, Class A
b,e,f
1,249,889
Total 4,332,177
Principal
Amount Long-Term Fixed Income (77.1%) Value
Communications Services (4.1%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
$ 436,000 10.500%,  2/15/2028
f
$ 227,071
Altice Financing SA
376,000 5.750%,  8/15/2029
f
290,764
Altice France SA/France
205,000 8.125%,  2/1/2027
f
172,808
936,000 5.500%,  10/15/2029
f
643,875
AMC Networks, Inc.
200,000 5.000%,  4/1/2024 198,440
625,000 4.250%,  2/15/2029
i
383,994
American Tower Corporation
247,000 4.400%,  2/15/2026 237,777
144,000 1.450%,  9/15/2026 126,388
243,000 5.500%,  3/15/2028 235,382
160,000 5.800%,  11/15/2028 156,312
192,000 3.800%,  8/15/2029 168,105
AT&T, Inc.
433,000 4.300%,  2/15/2030 388,320
158,000 5.400%,  2/15/2034 145,175
Bell Telephone Company of
Canada
157,000 5.100%,  5/11/2033 142,947
Cable One, Inc., Convertible
263,000 1.125%,  3/15/2028 194,225
CCO Holdings, LLC/CCO Holdings
Capital Corporation
250,000 5.500%,  5/1/2026
f
238,414
515,000 5.125%,  5/1/2027
f
474,159
463,000 5.000%,  2/1/2028
f
415,745
311,000 6.375%,  9/1/2029
f
284,627
1,090,000 4.750%,  3/1/2030
f
899,166
328,000 4.250%,  2/1/2031
f
255,249
109,000 4.750%,  2/1/2032
f
85,081
417,000 4.250%,  1/15/2034
f
301,200
CenterPoint Energy, Inc.,
Convertible
6,266 3.369%,  9/15/2029 237,669
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
221,000 5.050%,  3/30/2029 204,429
Cimpress plc
342,000 7.000%,  6/15/2026 316,494
Clear Channel Outdoor Holdings,
Inc.
103,000 7.500%,  6/1/2029
f,i
74,972
Clear Channel Worldwide
Holdings, Inc.
805,000 5.125%,  8/15/2027
f
715,481
Comcast Corporation
147,000 2.350%,  1/15/2027 132,883
476,000 3.400%,  4/1/2030 412,081
Connect Finco SARL/Connect US
Finco, LLC
261,000 6.750%,  10/1/2026
f
243,392
Crown Castle, Inc.
205,000 2.900%,  3/15/2027 183,992
CSC Holdings, LLC
310,000 5.375%,  2/1/2028
f
246,864
561,000 6.500%,  2/1/2029
f
443,578
787,000 4.125%,  12/1/2030
f
527,260

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.1%) Value
Communications Services (4.1%) - continued
Deutsche Telekom International
Finance BV
$ 499,000 8.750%,  6/15/2030 $ 559,099
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
875,000 5.875%,  8/15/2027
f
766,706
DISH DBS Corporation
171,000 5.875%,  11/15/2024 156,895
247,000 5.250%,  12/1/2026
f
199,243
170,000 7.375%,  7/1/2028 96,005
178,000 5.750%,  12/1/2028
f
129,272
264,000 5.125%,  6/1/2029 135,960
DISH Network Corporation
222,000 11.750%,  11/15/2027
f
219,904
Frontier Communications
Holdings, LLC
553,000 5.875%,  10/15/2027
f
504,152
351,000 6.750%,  5/1/2029
f
277,748
125,000 8.750%,  5/15/2030
f
119,094
GCI, LLC
625,000 4.750%,  10/15/2028
f
536,312
Gray Escrow II, Inc.
733,000 5.375%,  11/15/2031
f
461,974
Gray Television, Inc.
425,000 4.750%,  10/15/2030
f
272,484
Iliad Holding SASU
614,000 6.500%,  10/15/2026
f
573,753
Lamar Media Corporation
267,000 3.625%,  1/15/2031 215,819
LCPR Senior Secured Financing
DAC
373,000 6.750%,  10/15/2027
f
337,565
Level 3 Financing, Inc.
294,000 4.625%,  9/15/2027
f
195,510
736,000 4.250%,  7/1/2028
f
416,188
237,000 10.500%,  5/15/2030
f,i
237,186
McGraw-Hill Education, Inc.
377,000 5.750%,  8/1/2028
f
317,736
96,000 8.000%,  8/1/2029
f
79,100
Meta Platforms, Inc.
169,000 3.850%,  8/15/2032 146,883
News Corporation
482,000 3.875%,  5/15/2029
f
412,582
NTT Finance Corporation
177,000 1.162%,  4/3/2026
f
158,898
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
296,000 6.250%,  6/15/2025
f
291,921
205,000 4.625%,  3/15/2030
f
164,512
Paramount Global
175,000 6.375%,  3/30/2062
b
128,790
122,000 4.750%,  5/15/2025 119,190
Playtika Holding Corporation
419,000 4.250%,  3/15/2029
f
338,024
Radiate Holdco, LLC/Radiate
Finance, Inc.
250,000 6.500%,  9/15/2028
f
123,750
Rogers Communications, Inc.
125,000 5.250%,  3/15/2082
b,f
109,966
Scripps Escrow II, Inc.
188,000 3.875%,  1/15/2029
f
142,715
Principal
Amount Long-Term Fixed Income (77.1%) Value
Communications Services (4.1%) - continued
Sirius XM Radio, Inc.
$ 372,000 5.000%,  8/1/2027
f
$ 341,087
485,000 4.000%,  7/15/2028
f
412,460
100,000 4.125%,  7/1/2030
f
79,402
Sprint Capital Corporation
511,000 6.875%,  11/15/2028 524,069
220,000 8.750%,  3/15/2032 247,642
TEGNA, Inc.
674,000 4.625%,  3/15/2028 581,325
Telecom Italia Capital SA
153,000 6.000%,  9/30/2034 125,921
Telecom Italia SPA/Milano
209,000 5.303%,  5/30/2024
f
204,938
Telesat Canada/Telesat, LLC
235,000 4.875%,  6/1/2027
f
139,238
90,000 6.500%,  10/15/2027
f
43,200
T-Mobile USA, Inc.
338,000 3.375%,  4/15/2029 294,282
United States Cellular Corporation
235,000 6.700%,  12/15/2033 223,013
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
628,000 4.750%,  4/15/2028
f
507,532
Univision Communications, Inc.
523,000 6.625%,  6/1/2027
f
477,706
Verizon Communications, Inc.
247,000 2.100%,  3/22/2028 210,691
552,000 3.150%,  3/22/2030 463,088
383,000 2.550%,  3/21/2031 299,224
296,000 2.355%,  3/15/2032 221,334
Virgin Media Finance plc
195,000 5.000%,  7/15/2030
f
153,306
Virgin Media Secured Finance plc
251,000 5.500%,  5/15/2029
f
222,260
Vodafone Group plc
164,000 7.000%,  4/4/2079
b
158,575
VZ Secured Financing BV
678,000 5.000%,  1/15/2032
f
514,416
Walt Disney Company
123,000 3.800%,  3/22/2030 109,671
Warnermedia Holdings, Inc.
253,000 3.638%,  3/15/2025 244,524
599,000 4.054%,  3/15/2029 530,036
YPSO Finance BIS SA
214,000 10.500%,  5/15/2027
f
116,437
Total 26,794,632
Consumer Cyclical (5.8%)
1011778 B.C., ULC/New Red
Finance, Inc.
700,000 4.375%,  1/15/2028
f
630,267
Adient Global Holdings, Ltd.
269,000 4.875%,  8/15/2026
f
250,524
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
215,000 6.625%,  7/15/2026
f
201,347
380,000 6.000%,  6/1/2029
f
274,550
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
765,000 4.625%,  6/1/2028
f
625,701

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.1%) Value
Consumer Cyclical (5.8%) - continued
Allison Transmission, Inc.
$ 276,000 3.750%,  1/30/2031
f
$ 218,763
Amazon.com, Inc.
147,000 1.500%,  6/3/2030 114,572
312,000 4.700%,  12/1/2032 292,583
American Axle & Manufacturing,
Inc.
740,000 6.500%,  4/1/2027
i
697,535
American Honda Finance
Corporation
169,000 5.800%,  10/3/2025 169,502
356,000 5.850%,  10/4/2030 353,486
Arko Corporation
310,000 5.125%,  11/15/2029
f
251,348
Ashton Woods USA, LLC/Ashton
Woods Finance Company
280,000 4.625%,  8/1/2029
f
226,571
228,000 4.625%,  4/1/2030
f
176,541
Best Buy Company, Inc.
147,000 1.950%,  10/1/2030 112,052
Bloomin' Brands, Inc., Convertible
7,000 5.000%,  5/1/2025 14,551
Booking Holdings, Inc.,
Convertible
106,000 0.750%,  5/1/2025 161,529
Boyd Gaming Corporation
430,000 4.750%,  6/15/2031
f
356,856
Boyne USA, Inc.
186,000 4.750%,  5/15/2029
f
161,943
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
310,000 6.250%,  9/15/2027
f
269,706
Burlington Stores, Inc., Convertible
180,000 2.250%,  4/15/2025 172,471
Caesars Entertainment, Inc.
686,000 6.250%,  7/1/2025
f
674,947
240,000 8.125%,  7/1/2027
f
237,810
481,000 4.625%,  10/15/2029
f
395,299
Carnival Corporation
381,000 7.625%,  3/1/2026
f,i
370,482
759,000 5.750%,  3/1/2027
f
677,682
195,000 4.000%,  8/1/2028
f
169,615
Cedar Fair, LP
670,000 5.250%,  7/15/2029
i
577,029
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
f
237,314
202,000 6.750%,  5/1/2031
f
186,345
Cinemark USA, Inc.
572,000 5.875%,  3/15/2026
f
543,130
Clarios Global, LP/Clarios US
Finance Company, Inc.
185,000 8.500%,  5/15/2027
f
182,146
600,000 6.750%,  5/15/2028
f
584,916
D.R. Horton, Inc.
69,000 2.600%,  10/15/2025 64,712
Daimler Trucks Finance North
America, LLC
150,000 5.400%,  9/20/2028
f
145,373
Expedia Group, Inc.
220,000 3.250%,  2/15/2030 182,184
Principal
Amount Long-Term Fixed Income (77.1%) Value
Consumer Cyclical (5.8%) - continued
Expedia Group, Inc., Convertible
$ 180,000 Zero Coupon,  2/15/2026 $ 156,411
Ford Motor Company
769,000 3.250%,  2/12/2032 580,402
435,000 6.100%,  8/19/2032 402,353
Ford Motor Company, Convertible
403,000 Zero Coupon,  3/15/2026 367,737
Ford Motor Credit Company, LLC
537,000 2.300%,  2/10/2025 507,094
715,000 4.134%,  8/4/2025 681,492
871,000 2.700%,  8/10/2026 780,708
255,000 2.900%,  2/10/2029 208,529
350,000 7.350%,  3/6/2030 351,495
Forestar Group, Inc.
340,000 3.850%,  5/15/2026
f
302,626
General Motors Company
221,000 6.800%,  10/1/2027 224,448
General Motors Financial
Company, Inc.
245,000 3.950%,  4/13/2024 242,266
124,000 1.200%,  10/15/2024 118,101
544,000 2.900%,  2/26/2025 519,406
135,000 2.750%,  6/20/2025 127,398
250,000 5.800%,  6/23/2028 242,203
150,000 5.700%,  9/30/2030
b,k
125,965
Genuine Parts Company
165,000 6.500%,  11/1/2028
e
164,989
Goodyear Tire & Rubber Company
315,000 5.000%,  7/15/2029 270,907
Guitar Center Escrow Issuer II, Inc.
144,000 8.500%,  1/15/2026
f,i
121,251
Hanesbrands, Inc.
415,000 4.875%,  5/15/2026
f,i
381,308
Hilton Domestic Operating
Company, Inc.
638,000 4.875%,  1/15/2030 572,749
196,000 3.625%,  2/15/2032
f
154,933
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
318,000 5.000%,  6/1/2029
f
266,324
Home Depot, Inc.
208,000 3.250%,  4/15/2032 173,175
Hyatt Hotels Corporation
165,000 5.750%,  1/30/2027 163,068
Hyundai Capital America
118,000 5.500%,  3/30/2026
f
116,072
221,000 3.000%,  2/10/2027
f
199,266
166,000 6.500%,  1/16/2029
e,f
165,454
International Game Technology plc
545,000 5.250%,  1/15/2029
f
495,885
Jacobs Entertainment, Inc.
268,000 6.750%,  2/15/2029
f
227,800
KB Home
395,000 4.800%,  11/15/2029 342,252
Kohl's Corporation
131,000 4.625%,  5/1/2031 89,575
L Brands, Inc.
880,000 6.625%,  10/1/2030
f
814,700
100,000 6.875%,  11/1/2035 88,245

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.1%) Value
Consumer Cyclical (5.8%) - continued
Lennar Corporation
$ 138,000 4.750%,  5/30/2025 $ 135,108
Light & Wonder International, Inc.
457,000 7.250%,  11/15/2029
f
443,185
Live Nation Entertainment, Inc.,
Convertible
201,000 2.000%,  2/15/2025 202,005
271,000 3.125%,  1/15/2029
f
272,084
Lowe's Companies, Inc.
335,000 4.500%,  4/15/2030 306,432
Macy's Retail Holdings, LLC
420,000 5.875%,  4/1/2029
f,i
370,272
Marriott International, Inc./MD
165,000 4.900%,  4/15/2029 154,756
220,000 4.625%,  6/15/2030 198,492
Marriott Vacations Worldwide
Corporation, Convertible
162,000 Zero Coupon,  1/15/2026 138,834
164,000 3.250%,  12/15/2027
f
137,924
Mattamy Group Corporation
373,000 5.250%,  12/15/2027
f
335,126
McDonald's Corporation
152,000 4.950%,  8/14/2033 141,014
Mercedes-Benz Finance North
America, LLC
221,000 1.450%,  3/2/2026
f
200,622
200,000 5.200%,  8/3/2026
f
197,316
Michaels Companies, Inc.
320,000 5.250%,  5/1/2028
f,i
231,859
NCL Corporation, Ltd.
182,000 3.625%,  12/15/2024
f
172,165
134,000 5.875%,  3/15/2026
f
120,265
396,000 5.875%,  2/15/2027
f
364,506
Nissan Motor Company, Ltd.
177,000 3.522%,  9/17/2025
f
167,385
184,000 4.345%,  9/17/2027
f
166,368
229,000 4.810%,  9/17/2030
f
194,555
Nordstrom, Inc.
160,000 4.375%,  4/1/2030
i
124,194
225,000 4.250%,  8/1/2031
i
164,831
PENN Entertainment, Inc.
605,000 4.125%,  7/1/2029
f,i
470,061
PetSmart, Inc./PetSmart Finance
Corporation
690,000 4.750%,  2/15/2028
f
610,566
260,000 7.750%,  2/15/2029
f
239,367
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
689,000 5.750%,  4/15/2026
f
668,404
370,000 6.250%,  1/15/2028
f,i
343,102
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
458,000 5.750%,  1/15/2029
f
288,628
Royal Caribbean Cruises, Ltd.
73,000 11.500%,  6/1/2025
f
77,149
731,000 4.250%,  7/1/2026
f
672,228
416,000 9.250%,  1/15/2029
f
434,237
301,000 7.250%,  1/15/2030
f
296,929
SeaWorld Parks and
Entertainment, Inc.
308,000 5.250%,  8/15/2029
f,i
268,277
Principal
Amount Long-Term Fixed Income (77.1%) Value
Consumer Cyclical (5.8%) - continued
Six Flags Theme Parks, Inc.
$ 161,000 7.000%,  7/1/2025
f
$ 159,889
Staples, Inc.
380,000 7.500%,  4/15/2026
f
309,964
241,000 10.750%,  4/15/2027
f
132,755
Station Casinos, LLC
383,000 4.625%,  12/1/2031
f,i
302,401
Tapestry, Inc.
150,000 3.050%,  3/15/2032 107,622
Target Corporation
307,000 2.350%,  2/15/2030 252,228
Tenneco, Inc.
323,000 8.000%,  11/17/2028
f
259,208
Tractor Supply Company
151,000 5.250%,  5/15/2033 138,227
Tripadvisor, Inc.
102,000 7.000%,  7/15/2025
f
100,980
Uber Technologies, Inc.
470,000 6.250%,  1/15/2028
f
452,375
Uber Technologies, Inc.,
Convertible
273,000 Zero Coupon,  12/15/2025 248,096
Vail Resorts, Inc., Convertible
240,000 Zero Coupon,  1/1/2026 208,650
VICI Properties, LP/VICI Note
Company, Inc.
281,000 4.625%,  6/15/2025
f
269,895
190,000 4.500%,  9/1/2026
f
177,357
576,000 5.750%,  2/1/2027
f
551,240
356,000 3.750%,  2/15/2027
f
320,338
Viking Cruises, Ltd.
653,000 5.875%,  9/15/2027
f
588,288
Volkswagen Group of America
Finance, LLC
275,000 4.250%,  11/13/2023
f
274,837
68,000 3.350%,  5/13/2025
f
65,198
Wabash National Corporation
500,000 4.500%,  10/15/2028
f
413,750
Walmart, Inc.
238,000 4.000%,  4/15/2030 219,843
Wyndham Hotels & Resorts, Inc.
245,000 4.375%,  8/15/2028
f
216,225
Yum! Brands, Inc.
507,000 4.750%,  1/15/2030
f
451,336
ZF North America Capital, Inc.
274,000 7.125%,  4/14/2030
f
265,798
Total 37,502,715
Consumer Non-Cyclical (5.2%)
1375209 B.C., Ltd.
371,000 9.000%,  1/30/2028
f
359,642
Abbott Laboratories
752,000 1.400%,  6/30/2030 583,736
AbbVie, Inc.
605,000 3.600%,  5/14/2025 585,282
AdaptHealth, LLC
273,000 4.625%,  8/1/2029
f
204,067

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.1%) Value
Consumer Non-Cyclical (5.2%) - continued
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
$ 600,000 4.625%,  1/15/2027
f
$ 562,327
574,000 3.500%,  3/15/2029
f
489,393
Altria Group, Inc.
166,000 6.200%,  11/1/2028 165,075
Amgen, Inc.
247,000 5.150%,  3/2/2028 241,067
392,000 5.250%,  3/2/2030 376,318
Anheuser-Busch InBev Worldwide,
Inc.
278,000 4.000%,  4/13/2028 261,435
295,000 4.750%,  1/23/2029 284,699
Archer-Daniels-Midland Company
155,000 4.500%,  8/15/2033 139,706
AstraZeneca Finance, LLC
299,000 1.750%,  5/28/2028 254,471
B&G Foods, Inc.
203,000 5.250%,  9/15/2027
i
167,071
421,000 8.000%,  9/15/2028
f
410,261
BAT Capital Corporation
202,000 6.343%,  8/2/2030 196,044
141,000 7.750%,  10/19/2032 144,688
Bausch & Lomb Escrow
Corporation
96,000 8.375%,  10/1/2028
f
95,352
Bausch Health Companies, Inc.
186,000 5.500%,  11/1/2025
f
160,425
400,000 4.875%,  6/1/2028
f
199,516
519,000 11.000%,  9/30/2028
f
316,590
Becton, Dickinson and Company
165,000 4.693%,  2/13/2028 157,941
221,000 2.823%,  5/20/2030 182,024
BellRing Brands, Inc.
282,000 7.000%,  3/15/2030
f
273,893
BioMarin Pharmaceutical, Inc.,
Convertible
240,000 1.250%,  5/15/2027 230,746
Bio-Rad Laboratories, Inc.
204,000 3.300%,  3/15/2027 185,985
Bristol-Myers Squibb Company
166,000 5.750%,  2/1/2031
e
164,992
82,000 5.900%,  11/15/2033
e
81,475
Cargill, Inc.
288,000 2.125%,  11/10/2031
f
218,143
Catalent Pharma Solutions, Inc.
342,000 3.125%,  2/15/2029
f
268,898
Central Garden & Pet Company
565,000 4.125%,  10/15/2030 460,816
Cheplapharm Arzneimittel GmbH
70,000 5.500%,  1/15/2028
f
62,089
Chobani, LLC/Chobani Finance
Corporation, Inc.
484,000 4.625%,  11/15/2028
f
418,453
CHS/Community Health Systems,
Inc.
379,000 5.625%,  3/15/2027
f
307,912
117,000 8.000%,  12/15/2027
f
99,236
500,000 6.000%,  1/15/2029
f
378,750
211,000 5.250%,  5/15/2030
f
149,843
220,000 4.750%,  2/15/2031
f
147,454
Principal
Amount Long-Term Fixed Income (77.1%) Value
Consumer Non-Cyclical (5.2%) - continued
Cigna Group
$ 244,000 2.400%,  3/15/2030 $ 196,839
Constellation Brands, Inc.
295,000 3.150%,  8/1/2029 254,714
110,000 4.900%,  5/1/2033 99,317
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
468,000 4.750%,  1/15/2029
f
414,288
235,000 6.625%,  7/15/2030
f
223,890
CVS Health Corporation
168,000 5.000%,  2/20/2026 164,811
115,000 4.300%,  3/25/2028 107,742
168,000 5.125%,  2/21/2030 158,153
158,000 5.300%,  6/1/2033 145,919
Diageo Capital plc
129,000 2.000%,  4/29/2030 102,562
250,000 5.625%,  10/5/2033 245,413
Edgewell Personal Care Company
340,000 5.500%,  6/1/2028
f
310,306
Eli Lilly & Company
310,000 4.700%,  2/27/2033 291,118
Embecta Corporation
155,000 6.750%,  2/15/2030
f
128,495
Encompass Health Corporation
860,000 4.500%,  2/1/2028 775,316
Energizer Holdings, Inc.
105,000 4.750%,  6/15/2028
f
89,685
435,000 4.375%,  3/31/2029
f
355,100
Envista Holdings Corporation,
Convertible
36,000 1.750%,  8/15/2028 30,996
Fortrea Holdings, Inc.
136,000 7.500%,  7/1/2030
f,i
131,240
General Mills, Inc.
62,000 4.950%,  3/29/2033 56,307
Gilead Sciences, Inc.
160,000 5.250%,  10/15/2033 151,563
Grifols SA
479,000 4.750%,  10/15/2028
f
402,360
HLF Financing SARL, LLC/
Herbalife International, Inc.
1,016,000 4.875%,  6/1/2029
f
693,420
Imperial Brands Finance plc
127,000 3.125%,  7/26/2024
f
123,982
Integer Holdings Corporation,
Convertible
222,000 2.125%,  2/15/2028
f
243,480
Jazz Investments I, Ltd.,
Convertible
276,000 2.000%,  6/15/2026 278,760
Jazz Securities DAC
268,000 4.375%,  1/15/2029
f
233,071
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
170,000 6.750%,  3/15/2034
f
159,304
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
395,000 2.500%,  1/15/2027 346,913
173,000 3.625%,  1/15/2032 132,985

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.1%) Value
Consumer Non-Cyclical (5.2%) - continued
Kenvue, Inc.
$ 85,000 5.000%,  3/22/2030 $ 81,794
Keurig Dr. Pepper, Inc.
272,000 3.200%,  5/1/2030 229,486
Kraft Heinz Foods Company
483,000 3.875%,  5/15/2027 452,794
152,000 6.750%,  3/15/2032 156,847
Kroger Company
124,000 4.500%,  1/15/2029 116,424
Lamb Weston Holdings, Inc.
285,000 4.125%,  1/31/2030
f
241,772
Legacy LifePoint Health, LLC
205,000 4.375%,  2/15/2027
f
169,517
LifePoint Health, Inc.
196,000 11.000%,  10/15/2030
f
184,451
Mattel, Inc.
415,000 3.375%,  4/1/2026
f
383,324
McKesson Corporation
136,000 0.900%,  12/3/2025 123,291
490,000 1.300%,  8/15/2026 434,946
Medtronic Global Holdings SCA
160,000 4.500%,  3/30/2033 145,389
ModivCare Escrow Issuer, Inc.
161,000 5.000%,  10/1/2029
f,i
117,335
ModivCare, Inc.
129,000 5.875%,  11/15/2025
f
121,905
Mozart Debt Merger Sub, Inc.
449,000 3.875%,  4/1/2029
f
379,120
318,000 5.250%,  10/1/2029
f,i
270,689
Mylan, Inc.
127,000 4.200%,  11/29/2023 126,798
Nestle Holdings, Inc.
312,000 4.950%,  3/14/2030
f
301,623
Newell Brands, Inc.
374,000 5.200%,  4/1/2026 353,113
Organon & Company/Organon
Foreign Debt Co-Issuer BV
465,000 4.125%,  4/30/2028
f
401,648
283,000 5.125%,  4/30/2031
f
221,000
Owens & Minor, Inc.
463,000 6.625%,  4/1/2030
f,i
404,590
Perrigo Finance Unlimited
Company
495,000 4.375%,  3/15/2026 464,689
Pfizer Investment Enterprises Pte,
Ltd.
246,000 4.450%,  5/19/2026 240,164
159,000 4.750%,  5/19/2033 146,121
Philip Morris International, Inc.
476,000 4.875%,  2/13/2026 467,537
322,000 4.875%,  2/15/2028 309,433
141,000 5.625%,  11/17/2029 137,983
141,000 5.750%,  11/17/2032 134,711
Post Holdings, Inc.
388,000 4.500%,  9/15/2031
f
313,944
Post Holdings, Inc., Convertible
159,000 2.500%,  8/15/2027 150,812
Primo Water Holdings, Inc.
401,000 4.375%,  4/30/2029
f
338,328
Principal
Amount Long-Term Fixed Income (77.1%) Value
Consumer Non-Cyclical (5.2%) - continued
Procter & Gamble Company
$ 122,000 1.200%,  10/29/2030 $ 92,291
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
205,000 9.750%,  12/1/2026
f
191,672
Roche Holdings, Inc.
141,000 1.930%,  12/13/2028
f
118,925
200,000 2.076%,  12/13/2031
f
153,551
Royalty Pharma plc
343,000 1.200%,  9/2/2025 312,766
Scotts Miracle-Gro Company
199,000 4.500%,  10/15/2029 157,210
SEG Holding, LLC
670,000 5.625%,  10/15/2028
f
671,159
Simmons Foods, Inc.
485,000 4.625%,  3/1/2029
f
393,975
Spectrum Brands, Inc.
335,000 5.000%,  10/1/2029
f
300,525
205,000 5.500%,  7/15/2030
f
182,963
Star Parent, Inc.
320,000 9.000%,  10/1/2030
f
317,563
Stryker Corporation
244,000 3.650%,  3/7/2028 225,229
Sysco Corporation
128,000 5.950%,  4/1/2030 127,071
Takeda Pharmaceutical Company,
Ltd.
297,000 5.000%,  11/26/2028 286,728
Teleflex, Inc.
480,000 4.625%,  11/15/2027 439,200
223,000 4.250%,  6/1/2028
f
196,798
Tenet Healthcare Corporation
1,415,000 5.125%,  11/1/2027 1,306,211
185,000 6.125%,  10/1/2028 171,588
404,000 6.750%,  5/15/2031
f
383,652
Teva Pharmaceutical Finance
Netherlands III BV
375,000 3.150%,  10/1/2026 330,159
Topgolf Callaway Brands
Corporation, Convertible
51,000 2.750%,  5/1/2026 50,713
TreeHouse Foods, Inc.
534,000 4.000%,  9/1/2028 434,412
Unilever Capital Corporation
225,000 5.000%,  12/8/2033 211,863
Utah Acquisition Sub, Inc.
249,000 3.950%,  6/15/2026 233,235
Viterra Finance BV
324,000 3.200%,  4/21/2031
f
255,846
Winnebago Industries, Inc.,
Convertible
131,000 1.500%,  4/1/2025 142,856
Wyeth, LLC
382,000 6.500%,  2/1/2034 394,310
Zoetis, Inc.
236,000 5.600%,  11/16/2032 228,779
Total 33,466,692

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.1%) Value
Energy (4.5%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
$ 240,000 5.375%,  6/15/2029
f
$ 217,932
Antero Resources Corporation
179,000 5.375%,  3/1/2030
f
163,341
Archrock Partners, LP/Archrock
Partners Finance Corporation
585,000 6.250%,  4/1/2028
f
543,319
Baytex Energy Corporation
338,000 8.500%,  4/30/2030
f
334,771
Borr IHC, Ltd./Borr Finance, LLC
350,000 10.375%,  11/15/2030
e,f
347,025
BP Capital Markets America, Inc.
614,000 4.234%,  11/6/2028 576,530
259,000 4.812%,  2/13/2033 236,646
BP Capital Markets plc
231,000 4.875%,  3/22/2030
b,k
201,090
Buckeye Partners, LP
460,000 3.950%,  12/1/2026 419,253
Callon Petroleum Company
213,000 7.500%,  6/15/2030
f,i
206,304
Cheniere Energy Partners, LP
146,000 4.500%,  10/1/2029 130,721
146,000 3.250%,  1/31/2032 113,214
259,000 5.950%,  6/30/2033
f
242,212
Chesapeake Energy Corporation
255,000 6.750%,  4/15/2029
f
249,506
Chord Energy Corporation
255,000 6.375%,  6/1/2026
f
250,344
Civitas Resources, Inc.
153,000 8.375%,  7/1/2028
f
153,943
113,000 8.625%,  11/1/2030
f
115,014
219,000 8.750%,  7/1/2031
f
221,029
CNX Resources Corporation
195,000 6.000%,  1/15/2029
f
178,806
CNX Resources Corporation,
Convertible
185,000 2.250%,  5/1/2026 321,253
Columbia Pipelines Holding
Company, LLC
167,000 6.055%,  8/15/2026
f
166,755
317,000 6.042%,  8/15/2028
f
311,497
Comstock Resources, Inc.
235,000 6.750%,  3/1/2029
f
213,855
330,000 5.875%,  1/15/2030
f
282,153
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
175,000 5.500%,  6/15/2031
f
152,206
Crescent Energy Finance, LLC
376,000 9.250%,  2/15/2028
f
378,693
CrownRock, LP/CrownRock
Finance, Inc.
305,000 5.625%,  10/15/2025
f
299,990
Diamond Foreign Asset Company/
Diamond Finance, LLC
128,000 8.500%,  10/1/2030
f
124,762
Diamondback Energy, Inc.
374,000 3.125%,  3/24/2031 306,201
DT Midstream, Inc.
264,000 4.125%,  6/15/2029
f
226,990
130,000 4.375%,  6/15/2031
f
107,960
Principal
Amount Long-Term Fixed Income (77.1%) Value
Energy (4.5%) - continued
Enbridge, Inc.
$ 175,000 7.375%,  1/15/2083
b
$ 161,893
175,000 7.625%,  1/15/2083
b
156,527
78,000 5.700%,  3/8/2033 72,933
Enerflex, Ltd.
267,000 9.000%,  10/15/2027
f
242,970
Energy Transfer, LP
100,000 6.750%,  5/15/2025
b,k
90,281
169,000 4.400%,  3/15/2027 159,177
221,000 3.750%,  5/15/2030 188,884
169,000 6.400%,  12/1/2030 167,172
EnLink Midstream Partners, LP
526,000 4.850%,  7/15/2026 494,449
Enterprise Products Operating,
LLC
148,000 4.150%,  10/16/2028 137,552
178,000
8.619%,  (TSFR3M +
3.248%), 8/16/2077
b
173,999
EQM Midstream Partners, LP
931,000 4.750%,  1/15/2031
f
783,904
EQT Corporation, Convertible
116,000 1.750%,  5/1/2026 336,050
Ferrellgas, LP/Ferrellgas Finance
Corporation
368,000 5.375%,  4/1/2026
f
344,441
Genesis Energy LP/Genesis
Energy Finance Corporation
515,000 8.875%,  4/15/2030 497,854
Harvest Midstream, LP
392,000 7.500%,  9/1/2028
f
371,441
Hess Midstream Operations, LP
324,000 5.625%,  2/15/2026
f
313,774
Hilcorp Energy I, LP/Hilcorp
Finance Company
470,000 5.750%,  2/1/2029
f
423,132
564,000 6.250%,  4/15/2032
f
492,542
Howard Midstream Energy
Partners, LLC
535,000 6.750%,  1/15/2027
f
505,628
ITT Holdings, LLC
475,000 6.500%,  8/1/2029
f
397,219
Laredo Petroleum, Inc.
581,000 7.750%,  7/31/2029
f
526,070
Marathon Oil Corporation
148,000 4.400%,  7/15/2027 138,686
MEG Energy Corporation
440,000 5.875%,  2/1/2029
f
411,173
MPLX, LP
370,000 1.750%,  3/1/2026 335,702
82,000 5.000%,  3/1/2033 72,614
Murphy Oil Corporation
350,000 5.875%,  12/1/2027 336,560
Nabors Industries, Ltd.
555,000 7.250%,  1/15/2026
f
521,406
National Fuel Gas Company
296,000 5.500%,  1/15/2026 290,317
New Fortress Energy, Inc.
210,000 6.750%,  9/15/2025
f
194,824
Noble Finance II, LLC
336,000 8.000%,  4/15/2030
f
335,795

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.1%) Value
Energy (4.5%) - continued
Northern Oil and Gas, Inc.
$ 338,000 8.750%,  6/15/2031
f
$ 336,293
Northern Oil and Gas, Inc.,
Convertible
197,000 3.625%,  4/15/2029 232,066
Northriver Midstream Finance, LP
165,000 5.625%,  2/15/2026
f
155,925
NuStar Logistics, LP
283,000 5.750%,  10/1/2025 273,884
Occidental Petroleum Corporation
214,000 6.375%,  9/1/2028 215,361
ONEOK, Inc.
222,000 2.200%,  9/15/2025 206,876
164,000 5.550%,  11/1/2026 162,019
157,000 5.650%,  11/1/2028 153,201
Ovintiv, Inc.
201,000 5.650%,  5/15/2028 195,150
160,000 6.250%,  7/15/2033 152,092
PBF Holding Company, LLC/PBF
Finance Corporation
256,000 6.000%,  2/15/2028 235,341
Permian Resources Operating,
LLC
288,000 7.000%,  1/15/2032
f
279,185
Permian Resources Operating,
LLC, Convertible
79,000 3.250%,  4/1/2028 193,944
Phillips 66 Company
238,000 4.950%,  12/1/2027 231,221
Pioneer Natural Resources
Company
184,000 1.900%,  8/15/2030 143,764
Pioneer Natural Resources
Company, Convertible
137,000 0.250%,  5/15/2025 349,223
Plains All American Pipeline, LP
41,000
9.736%,  (TSFR3M +
4.372%), 12/4/2023
b,k
38,528
Plains All American Pipeline, LP/
PAA Finance Corporation
314,000 4.650%,  10/15/2025 304,150
Precision Drilling Corporation
420,000 6.875%,  1/15/2029
f
388,879
Range Resources Corporation
271,000 4.750%,  2/15/2030
f
240,689
Rockcliff Energy II, LLC
360,000 5.500%,  10/15/2029
f
324,930
Rockies Express Pipeline, LLC
247,000 4.950%,  7/15/2029
f
217,688
Schlumberger Holdings
Corporation
93,000 4.300%,  5/1/2029
f
86,012
SM Energy Company
184,000 6.625%,  1/15/2027 178,799
200,000 6.500%,  7/15/2028 192,543
Southwestern Energy Company
382,000 5.375%,  3/15/2030 350,388
250,000 4.750%,  2/1/2032 214,997
Suncor Energy, Inc.
160,000 7.150%,  2/1/2032 165,091
Principal
Amount Long-Term Fixed Income (77.1%) Value
Energy (4.5%) - continued
Sunoco, LP/Sunoco Finance
Corporation
$ 495,000 5.875%,  3/15/2028 $ 468,266
337,000 4.500%,  4/30/2030 287,840
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
580,000 5.500%,  1/15/2028
f
508,109
Targa Resources Partners, LP
355,000 4.875%,  2/1/2031 312,944
Teine Energy, Ltd.
320,000 6.875%,  4/15/2029
f
296,400
TransCanada Trust
342,000 5.875%,  8/15/2076
b
306,336
Transocean, Inc.
355,000 11.500%,  1/30/2027
f
369,424
172,900 8.750%,  2/15/2030
f
172,390
USA Compression Partners, LP/
USA Compression Finance
Corporation
449,000 6.875%,  4/1/2026 436,026
Valaris, Ltd.
344,000 8.375%,  4/30/2030
f
337,550
Venture Global Calcasieu Pass,
LLC
640,000 3.875%,  8/15/2029
f
532,594
12,000 6.250%,  1/15/2030
f
11,320
250,000 4.125%,  8/15/2031
f
201,002
Venture Global LNG, Inc.
689,000 8.375%,  6/1/2031
f
657,482
286,000 9.875%,  2/1/2032
f
290,001
Weatherford International, Ltd.
291,000 8.625%,  4/30/2030
f
294,049
Williams Companies, Inc.
147,000 2.600%,  3/15/2031 114,614
Total 29,282,870
Financials (12.0%)
Acrisure, LLC/Acrisure Finance,
Inc.
109,000 6.000%,  8/1/2029
f
87,925
AerCap Holdings NV
164,000 5.875%,  10/10/2079
b
153,923
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
110,000 3.150%,  2/15/2024 108,921
220,000 6.500%,  7/15/2025 219,492
150,000 6.100%,  1/15/2027 147,540
243,000 5.750%,  6/6/2028 233,286
384,000 3.000%,  10/29/2028 323,422
Air Lease Corporation
133,000 2.300%,  2/1/2025 126,256
48,000 3.375%,  7/1/2025 45,560
189,000 4.650%,  6/15/2026
b,k
160,866
147,000 3.125%,  12/1/2030 117,029
Aircastle, Ltd.
290,000 5.250%,  6/15/2026
b,f,k
227,403
147,000 2.850%,  1/26/2028
f
122,623
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
248,000 6.750%,  10/15/2027
f
226,488

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.1%) Value
Financials (12.0%) - continued
Ally Financial, Inc.
$ 217,000 5.750%,  11/20/2025
i
$ 207,293
328,000 4.700%,  5/15/2026
b,i,k
212,904
148,000 8.000%,  11/1/2031 144,454
88,000 6.700%,  2/14/2033 73,969
American Express Company
218,000 3.950%,  8/1/2025 210,625
210,000 3.550%,  9/15/2026
b,k
164,850
320,000 6.338%,  10/30/2026
b
320,907
485,000 2.550%,  3/4/2027 434,242
American Homes 4 Rent, LP
156,000 2.375%,  7/15/2031 115,962
American International Group, Inc.
317,000 5.125%,  3/27/2033 288,267
AmWINS Group, Inc.
306,000 4.875%,  6/30/2029
f
261,949
Arbor Realty Trust, Inc.,
Convertible
62,000 7.500%,  8/1/2025
f
58,900
Ares Capital Corporation
70,000 4.250%,  3/1/2025 67,382
371,000 2.150%,  7/15/2026 325,847
Ares Capital Corporation,
Convertible
83,000 4.625%,  3/1/2024 83,000
Assurant, Inc.
239,000 6.100%,  2/27/2026 237,668
Australia & New Zealand Banking
Group, Ltd.
338,000 2.950%,  7/22/2030
b,f
314,068
Aviation Capital Group, LLC
142,000 4.875%,  10/1/2025
f
136,649
Avolon Holdings Funding, Ltd.
309,000 4.250%,  4/15/2026
f
288,414
BAC Capital Trust XIV
138,000
6.071%,  (TSFR3M +
0.662%), 11/17/2023
b,k
102,244
Banco Santander Mexico SA
87,000 5.375%,  4/17/2025
f
85,416
Banco Santander SA
82,000 4.750%,  11/12/2026
b,k
58,969
200,000 5.294%,  8/18/2027 190,851
200,000 4.175%,  3/24/2028
b
183,135
200,000 6.921%,  8/8/2033 185,756
Bank of America Corporation
285,000 4.200%,  8/26/2024 280,396
711,000 6.250%,  9/5/2024
b,k
698,793
124,000 3.458%,  3/15/2025
b
122,527
150,000 6.100%,  3/17/2025
b,k
144,626
339,000 1.319%,  6/19/2026
b
311,548
735,000 1.197%,  10/24/2026
b
663,962
220,000 6.125%,  4/27/2027
b,k
206,848
218,000 1.734%,  7/22/2027
b
192,387
283,000 4.376%,  4/27/2028
b
264,176
442,000 3.593%,  7/21/2028
b
399,989
218,000 4.948%,  7/22/2028
b
207,174
370,000 5.819%,  9/15/2029
b
360,280
824,000 3.974%,  2/7/2030
b
728,726
525,000 2.687%,  4/22/2032
b
402,543
216,000 2.572%,  10/20/2032
b
161,772
275,000 2.972%,  2/4/2033
b
210,769
140,000 3.846%,  3/8/2037
b
110,444
Principal
Amount Long-Term Fixed Income (77.1%) Value
Financials (12.0%) - continued
Bank of Montreal
$ 180,000 5.920%,  9/25/2025 $ 179,540
235,000 5.203%,  2/1/2028 226,695
140,000 3.088%,  1/10/2037
b
101,125
Bank of New York Mellon
Corporation
165,000 6.317%,  10/25/2029
b
166,276
218,000 4.596%,  7/26/2030
b
200,989
165,000 6.474%,  10/25/2034
b
165,551
Bank of Nova Scotia
212,000 5.250%,  12/6/2024 210,166
294,000 4.900%,  6/4/2025
b,k
268,283
148,000 1.050%,  3/2/2026 131,982
Barclays plc
136,000 4.375%,  9/11/2024 133,141
562,000 2.852%,  5/7/2026
b
530,146
200,000 5.501%,  8/9/2028
b
189,667
223,000 4.972%,  5/16/2029
b
205,282
200,000 6.224%,  5/9/2034
b
183,331
160,000 7.119%,  6/27/2034
b
148,590
Berkshire Hathaway Finance
Corporation
428,000 2.875%,  3/15/2032 348,896
Blackstone Mortgage Trust, Inc.,
Convertible
49,000 5.500%,  3/15/2027 41,681
Blue Owl Capital Corporation
146,000 4.250%,  1/15/2026 136,083
Blue Owl Credit Income
Corporation
209,000 4.700%,  2/8/2027 189,602
Blue Owl Technology Finance
Corporation
73,000 4.750%,  12/15/2025
f
67,631
221,000 3.750%,  6/17/2026
f
195,700
BNP Paribas SA
199,000 2.819%,  11/19/2025
b,f
191,465
200,000 3.132%,  1/20/2033
b,f
152,640
BPCE SA
133,000 2.375%,  1/14/2025
f
126,475
Bread Financial Holdings, Inc.,
Convertible
34,000 4.250%,  6/15/2028
f
30,571
Brixmor Operating Partnership, LP
245,000 2.250%,  4/1/2028 204,530
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
109,000 4.500%,  4/1/2027
f
90,928
Burford Capital Global Finance,
LLC
375,000 9.250%,  7/1/2031
f
370,125
Camden Property Trust
170,000 5.850%,  11/3/2026 170,112
Canadian Imperial Bank of
Commerce
212,000 3.945%,  8/4/2025 204,511
197,000 5.926%,  10/2/2026 196,613
Capital One Financial Corporation
82,000 3.950%,  9/1/2026
b,k
57,070
206,000 3.273%,  3/1/2030
b
168,922
Capital One NA
199,000 2.280%,  1/28/2026
b
187,772

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.1%) Value
Financials (12.0%) - continued
Castlelake Aviation Finance DAC
$ 166,000 5.000%,  4/15/2027
f
$ 146,461
Centene Corporation
637,000 3.000%,  10/15/2030 504,105
Charles Schwab Corporation
328,000 5.375%,  6/1/2025
b,k
311,455
324,000 0.900%,  3/11/2026 285,772
203,000 4.000%,  6/1/2026
b,k
161,115
166,000 5.875%,  8/24/2026 164,852
200,000 2.000%,  3/20/2028 167,001
360,000 4.000%,  12/1/2030
b,k
245,670
158,000 6.136%,  8/24/2034
b
147,983
Citigroup, Inc.
116,000 5.000%,  9/12/2024
b,k
109,784
373,000 3.352%,  4/24/2025
b
367,245
332,000 5.500%,  9/13/2025 327,335
150,000 4.000%,  12/10/2025
b,k
128,787
320,000 3.875%,  2/18/2026
b,k
268,293
170,000 4.150%,  11/15/2026
b,k
132,364
522,000 1.122%,  1/28/2027
b
464,219
974,000 1.462%,  6/9/2027
b
857,318
285,000 3.070%,  2/24/2028
b
256,528
89,000 7.375%,  5/15/2028
b,k
84,886
204,000 7.625%,  11/15/2028
b,k
196,440
589,000 4.075%,  4/23/2029
b
535,713
156,000 6.174%,  5/25/2034
b
145,007
Citizens Financial Group, Inc.
162,000 4.000%,  10/6/2026
b,k
110,301
CNA Financial Corporation
145,000 3.950%,  5/15/2024 143,252
Coinbase Global, Inc., Convertible
374,000 0.500%,  6/1/2026 282,785
Comerica, Inc.
78,000 5.625%,  7/1/2025
b,k
67,061
Commonwealth Bank of Australia
177,000 2.688%,  3/11/2031
f
131,311
Cooperatieve Rabobank UA
135,000 1.339%,  6/24/2026
b,f
124,523
Corebridge Financial, Inc.
131,000 6.875%,  12/15/2052
b
121,026
161,000 6.050%,  9/15/2033
f
151,130
Corporate Office Properties, LP
292,000 2.250%,  3/15/2026 264,049
Corporate Office Properties, LP,
Convertible
47,000 5.250%,  9/15/2028
f
46,083
Credit Acceptance Corporation
640,000 5.125%,  12/31/2024
f
618,755
Credit Agricole SA
156,000 8.125%,  12/23/2025
b,f,k
154,050
147,000 3.250%,  1/14/2030
f
119,459
Credit Suisse Group AG
167,000 7.500%,  12/11/2023
*,b,k,l
17,535
83,000 7.250%,  9/12/2025
b,f,k,l
8,715
Dai-ichi Life Insurance Company,
Ltd.
285,000 5.100%,  10/28/2024
b,f,k
278,177
Deutsche Bank AG/New York, NY
502,000 2.129%,  11/24/2026
b
453,287
280,000 2.311%,  11/16/2027
b
242,180
209,000 3.742%,  1/7/2033
b
146,166
Principal
Amount Long-Term Fixed Income (77.1%) Value
Financials (12.0%) - continued
Discover Bank
$ 295,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
$ 265,500
Discover Financial Services
72,000 6.700%,  11/29/2032 66,701
Drawbridge Special Opportunities
Fund, LP
660,000 3.875%,  2/15/2026
f
582,284
Elevance Health, Inc.
204,000 5.350%,  10/15/2025 202,418
452,000 2.550%,  3/15/2031 357,498
Enact Holdings, Inc.
253,000 6.500%,  8/15/2025
f
248,512
Encore Capital Group, Inc.,
Convertible
117,000 4.000%,  3/15/2029
f
98,792
Extra Space Storage, LP
144,000 2.400%,  10/15/2031 107,680
Fifth Third Bancorp
148,000 4.500%,  9/30/2025
b,k
125,806
145,000 4.772%,  7/28/2030
b
128,502
Fifth Third Bank NA
398,000 3.850%,  3/15/2026 366,681
First Horizon Bank
220,000 5.750%,  5/1/2030
i
186,198
Five Corners Funding Trust III
220,000 5.791%,  2/15/2033
f
208,009
Fortress Transportation and
Infrastructure Investors, LLC
203,000 6.500%,  10/1/2025
f
200,993
166,000 9.750%,  8/1/2027
f
170,772
47,000 5.500%,  5/1/2028
f
42,738
Freedom Mortgage Corporation
159,000 7.625%,  5/1/2026
f
146,326
128,000 12.000%,  10/1/2028
f
128,409
FS KKR Capital Corporation
146,000 3.400%,  1/15/2026 133,559
146,000 2.625%,  1/15/2027 124,468
GGAM Finance, Ltd.
336,000 7.750%,  5/15/2026
f
333,319
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
595,000 3.750%,  12/15/2027
f
450,471
Goldman Sachs Group, Inc.
155,000 5.500%,  8/10/2024
b,i,k
151,144
141,000 3.500%,  4/1/2025 135,703
203,000 4.250%,  10/21/2025 194,561
206,000 0.855%,  2/12/2026
b
191,071
250,000 3.650%,  8/10/2026
b,k
193,738
170,000 4.125%,  11/10/2026
b,k
134,694
429,000 1.948%,  10/21/2027
b
376,240
141,000 2.640%,  2/24/2028
b
124,904
573,000 3.615%,  3/15/2028
b
524,631
284,000 4.482%,  8/23/2028
b
265,896
294,000 3.814%,  4/23/2029
b
264,095
148,000 3.800%,  3/15/2030 127,870
148,000 2.615%,  4/22/2032
b
112,761
146,000 2.383%,  7/21/2032
b
108,368
Hartford Financial Services Group,
Inc.
148,000 2.800%,  8/19/2029 125,212

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.1%) Value
Financials (12.0%) - continued
$ 216,000
7.751%,  (TSFR3M +
2.387%), 2/12/2047
b,f
$ 184,925
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
12,000 Zero Coupon,  5/1/2025
f
11,344
123,000 3.750%,  8/15/2028
f
107,031
HSBC Holdings plc
225,000 3.803%,  3/11/2025
b
222,643
82,000 6.375%,  3/30/2025
b,k
77,300
148,000 2.633%,  11/7/2025
b
141,910
162,000 1.645%,  4/18/2026
b
150,624
164,000 1.589%,  5/24/2027
b
144,454
260,000 2.251%,  11/22/2027
b
227,957
200,000 6.161%,  3/9/2029
b
195,915
413,000 4.583%,  6/19/2029
b
376,343
157,000 4.600%,  12/17/2030
b,k
113,512
176,000 2.804%,  5/24/2032
b
132,505
HUB International, Ltd.
518,000 5.625%,  12/1/2029
f
446,113
Huntington Bancshares, Inc.
226,000 4.450%,  10/15/2027
b,k
168,649
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
320,000 6.375%,  12/15/2025 301,040
354,000 5.250%,  5/15/2027 303,112
ING Groep NV
292,000 1.726%,  4/1/2027
b
260,817
200,000 6.083%,  9/11/2027
b
198,092
Intercontinental Exchange, Inc.
208,000 4.350%,  6/15/2029 191,539
Invitation Homes Operating
Partnership, LP
223,000 2.000%,  8/15/2031 160,566
J.P. Morgan Chase & Company
150,000
8.934%,  (TSFR3M +
3.562%), 2/1/2024
b,i,k
150,208
406,000 5.000%,  8/1/2024
b,k
392,892
560,000 4.023%,  12/5/2024
b
558,593
244,000 4.600%,  2/1/2025
b,k
227,326
478,000 1.561%,  12/10/2025
b
452,344
145,000 2.083%,  4/22/2026
b
136,275
185,000 3.650%,  6/1/2026
b,k
160,483
471,000 1.045%,  11/19/2026
b
423,603
294,000 1.578%,  4/22/2027
b
262,288
265,000 2.947%,  2/24/2028
b
238,529
442,000 4.005%,  4/23/2029
b
402,543
146,000 2.069%,  6/1/2029
b
121,357
589,000 4.493%,  3/24/2031
b
531,341
141,000 2.963%,  1/25/2033
b
109,852
147,000 4.912%,  7/25/2033
b
132,040
142,000 5.717%,  9/14/2033
b
132,976
172,000 5.350%,  6/1/2034
b
158,639
159,000 6.254%,  10/23/2034
b
156,857
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
135,000 5.000%,  8/15/2028
f
107,742
KeyBank NA/Cleveland, OH
221,000 3.900%,  4/13/2029 172,427
300,000 5.000%,  1/26/2033 241,531
Kilroy Realty, LP
255,000 4.250%,  8/15/2029 212,133
Principal
Amount Long-Term Fixed Income (77.1%) Value
Financials (12.0%) - continued
Lincoln National Corporation
$ 135,000
7.996%,  (LIBOR 3M +
2.358%), 11/17/2023
b
$ 87,412
Lloyds Banking Group plc
806,000 1.627%,  5/11/2027
b
713,883
LPL Holdings, Inc.
360,000 4.000%,  3/15/2029
f
309,552
M&T Bank Corporation
298,000 3.500%,  9/1/2026
b,k
199,275
Macquarie Group, Ltd.
293,000 1.629%,  9/23/2027
b,f
254,920
Manufacturers & Traders Trust
Company
313,000 4.700%,  1/27/2028 283,633
Marsh & McLennan Companies,
Inc.
151,000 2.375%,  12/15/2031 115,560
MetLife, Inc.
200,000 3.850%,  9/15/2025
b,k
181,840
135,000 5.875%,  3/15/2028
b,k
118,898
176,000 6.400%,  12/15/2036 164,996
Metropolitan Life Global Funding I
285,000 2.950%,  4/9/2030
f
235,168
Mid-America Apartments, LP
295,000 4.200%,  6/15/2028 274,773
Mitsubishi UFJ Financial Group,
Inc.
162,000 1.412%,  7/17/2025 149,692
290,000 1.538%,  7/20/2027
b
256,175
Mizuho Financial Group, Inc.
425,000 1.554%,  7/9/2027
b
375,465
288,000 2.564%,  9/13/2031 211,625
158,000 5.748%,  7/6/2034
b
146,872
Molina Healthcare, Inc.
332,000 4.375%,  6/15/2028
f
295,485
Morgan Stanley
124,000 2.720%,  7/22/2025
b
120,650
291,000 1.164%,  10/21/2025
b
275,302
95,000 5.000%,  11/24/2025 92,830
100,000 2.630%,  2/18/2026
b
95,210
294,000 2.188%,  4/28/2026
b
276,534
192,000 6.138%,  10/16/2026
b
191,465
251,000 0.985%,  12/10/2026
b
223,378
294,000 1.593%,  5/4/2027
b
261,241
290,000 1.512%,  7/20/2027
b
254,574
102,000 5.123%,  2/1/2029
b
97,113
1,041,000 3.622%,  4/1/2031
b
881,390
141,000 2.943%,  1/21/2033
b
108,203
146,000 4.889%,  7/20/2033
b
129,291
155,000 5.250%,  4/21/2034
b
139,656
181,000 5.424%,  7/21/2034
b
165,195
284,000 2.484%,  9/16/2036
b
200,906
MPT Operating Partnership, LP/
MPT Finance Corporation
173,000 5.250%,  8/1/2026
i
148,955
99,000 4.625%,  8/1/2029 68,541
Nasdaq, Inc.
167,000 5.350%,  6/28/2028 162,624
Nationstar Mortgage Holdings,
Inc.
336,000 6.000%,  1/15/2027
f
312,319

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.1%) Value
Financials (12.0%) - continued
NatWest Group plc
$ 206,000 4.269%,  3/22/2025
b
$ 203,928
147,000 4.892%,  5/18/2029
b
136,005
220,000 3.754%,  11/1/2029
b
209,947
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
385,000 4.500%,  9/30/2028
f
288,269
New York Life Global Funding
159,000 4.550%,  1/28/2033
f
142,058
NFP Corporation
205,000 6.875%,  8/15/2028
f
175,052
Nippon Life Insurance Company
415,000 5.100%,  10/16/2044
b,f
406,874
NNN REIT, Inc.
147,000 2.500%,  4/15/2030 116,968
Nomura Holdings, Inc.
218,000 2.172%,  7/14/2028 179,376
Northern Trust Corporation
210,000 4.000%,  5/10/2027 197,387
Omega Healthcare Investors, Inc.
150,000 4.750%,  1/15/2028 136,811
147,000 3.375%,  2/1/2031 113,012
OneMain Finance Corporation
235,000 6.875%,  3/15/2025 231,850
1,146,000 3.875%,  9/15/2028 906,085
Park Intermediate Holdings, LLC
537,000 4.875%,  5/15/2029
f
448,177
Pebblebrook Hotel Trust,
Convertible
339,000 1.750%,  12/15/2026 267,000
Pine Street Trust I
148,000 4.572%,  2/15/2029
f
131,559
PNC Bank NA
148,000 2.700%,  10/22/2029 117,580
PNC Financial Services Group,
Inc.
272,000 5.671%,  10/28/2025
b
269,250
200,000 3.400%,  9/15/2026
b,k
143,908
175,000 6.200%,  9/15/2027
b,i,k
155,695
169,000 5.582%,  6/12/2029
b
161,810
178,000 6.250%,  3/15/2030
b,k
146,494
170,000 6.875%,  10/20/2034
b
169,897
PRA Group, Inc.
307,000 7.375%,  9/1/2025
f
287,045
253,000 8.375%,  2/1/2028
f
208,409
Principal Life Global Funding II
218,000 1.250%,  8/16/2026
f
191,413
Prologis, LP
228,000 3.375%,  12/15/2027 207,592
Provident Financing Trust I
78,000 7.405%,  3/15/2038 75,413
Prudential Financial, Inc.
141,000 5.125%,  3/1/2052
b
119,884
133,000 6.750%,  3/1/2053
b
125,258
435,000 5.200%,  3/15/2044
b
428,721
75,000 3.700%,  10/1/2050
b
59,090
Public Storage Operating
Company
157,000 5.100%,  8/1/2033 145,478
Principal
Amount Long-Term Fixed Income (77.1%) Value
Financials (12.0%) - continued
QBE Insurance Group, Ltd.
$ 81,000 5.875%,  5/12/2025
b,f,k
$ 77,413
Radian Group, Inc.
340,000 4.875%,  3/15/2027 315,541
Realty Income Corporation
147,000 4.875%,  6/1/2026 143,157
173,000 3.950%,  8/15/2027 160,637
Redwood Trust, Inc., Convertible
17,000 7.750%,  6/15/2027 14,567
Regions Financial Corporation
160,000 2.250%,  5/18/2025 146,913
156,000 5.750%,  6/15/2025
b,i,k
143,098
Reinsurance Group of America,
Inc.
157,000 6.000%,  9/15/2033 147,670
RLJ Lodging Trust, LP
169,000 3.750%,  7/1/2026
f
152,093
376,000 4.000%,  9/15/2029
f
306,440
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
390,000 3.625%,  3/1/2029
f
316,950
Royal Bank of Canada
188,000 0.750%,  10/7/2024 179,192
Santander Holdings USA, Inc.
137,000 2.490%,  1/6/2028
b
117,946
153,000 6.499%,  3/9/2029
b
147,978
Santander UK Group Holdings plc
286,000 1.673%,  6/14/2027
b
249,272
Service Properties Trust
180,000 4.650%,  3/15/2024 177,848
108,000 4.350%,  10/1/2024 103,526
333,000 7.500%,  9/15/2025 323,533
265,000 5.500%,  12/15/2027 223,727
Simon Property Group, LP
244,000 2.650%,  7/15/2030 196,711
SLM Corporation
170,000 4.200%,  10/29/2025 158,100
Societe Generale SA
148,000 2.625%,  10/16/2024
f
142,840
165,000 1.488%,  12/14/2026
b,f
147,023
Spirit Realty, LP
329,000 3.200%,  1/15/2027 297,761
Standard Chartered plc
165,000 0.991%,  1/12/2025
b,f
162,993
85,000 6.000%,  7/26/2025
b,f,i,k
79,980
200,000 2.608%,  1/12/2028
b,f
175,651
Starwood Property Trust, Inc.,
Convertible
138,000 6.750%,  7/15/2027 132,618
State Street Corporation
169,000 5.272%,  8/3/2026 166,299
138,000 4.421%,  5/13/2033
b
120,507
Sumitomo Life Insurance Company
320,000 3.375%,  4/15/2081
b,f
258,784
Sumitomo Mitsui Financial Group,
Inc.
148,000 2.448%,  9/27/2024 143,307
200,000 2.174%,  1/14/2027 177,036
550,000 5.716%,  9/14/2028 538,252
221,000 2.142%,  9/23/2030 167,427
200,000 5.766%,  1/13/2033 189,642

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.1%) Value
Financials (12.0%) - continued
Sumitomo Mitsui Trust Bank, Ltd.
$ 135,000 1.050%,  9/12/2025
f
$ 123,220
Summit Hotel Properties, Inc.,
Convertible
130,000 1.500%,  2/15/2026 107,600
Synchrony Financial
141,000 4.250%,  8/15/2024 138,049
86,000 7.250%,  2/2/2033 72,929
Synovus Bank
155,000 5.625%,  2/15/2028 137,661
Toronto-Dominion Bank
100,000 8.125%,  10/31/2082
b
98,106
165,000 5.156%,  1/10/2028 159,073
246,000 5.523%,  7/17/2028 239,835
138,000 4.456%,  6/8/2032 120,336
Truist Bank
147,000 2.250%,  3/11/2030 108,554
Truist Financial Corporation
330,000 6.047%,  6/8/2027
b
323,240
121,000 1.887%,  6/7/2029
b
96,991
345,000 5.100%,  3/1/2030
b,k
276,304
U.S. Bancorp
205,000 5.727%,  10/21/2026
b
202,059
218,000 4.548%,  7/22/2028
b
202,358
82,000 5.836%,  6/12/2034
b
75,528
UBS AG
265,000 5.125%,  5/15/2024 261,084
UBS Group AG
122,000 2.593%,  9/11/2025
b,f
117,657
250,000 2.193%,  6/5/2026
b,f
232,724
200,000 4.875%,  2/12/2027
b,f,k
164,475
200,000 6.327%,  12/22/2027
b,f
197,985
269,000 3.869%,  1/12/2029
b,f
240,817
UDR, Inc.
296,000 3.000%,  8/15/2031 234,445
United Wholesale Mortgage, LLC
106,000 5.500%,  11/15/2025
f
100,751
262,000 5.500%,  4/15/2029
f
219,425
UnitedHealth Group, Inc.
569,000 5.250%,  2/15/2028 565,238
283,000 4.200%,  5/15/2032 250,914
USB Realty Corporation
156,000
6.802%,  (TSFR3M +
1.409%), 1/15/2027
b,f,k
112,707
USI, Inc./NY
135,000 6.875%,  5/1/2025
f
133,766
Ventas Realty, LP
126,000 3.750%,  5/1/2024 124,204
Ventas Realty, LP, Convertible
208,000 3.750%,  6/1/2026
f
203,632
Wells Fargo & Company
245,000 2.406%,  10/30/2025
b
235,083
335,000 3.900%,  3/15/2026
b,k
290,164
346,000 2.188%,  4/30/2026
b
325,482
100,000
6.155%,  (TSFR3M +
0.762%), 1/15/2027
b
94,666
138,000 3.526%,  3/24/2028
b
125,825
294,000 3.584%,  5/22/2028
b
267,610
218,000 4.808%,  7/25/2028
b
206,225
187,000 7.625%,  9/15/2028
b,i,k
187,243
649,000 4.478%,  4/4/2031
b
576,645
Principal
Amount Long-Term Fixed Income (77.1%) Value
Financials (12.0%) - continued
$ 108,000 5.389%,  4/24/2034
b
$ 97,768
157,000 5.557%,  7/25/2034
b
143,716
166,000 6.491%,  10/23/2034
b
163,112
Welltower OP, LLC, Convertible
325,000 2.750%,  5/15/2028
f
333,125
Westpac Banking Corporation
221,000 4.110%,  7/24/2034
b
187,595
Willis North America, Inc.
295,000 4.500%,  9/15/2028 274,220
XHR, LP
169,000 6.375%,  8/15/2025
f
163,930
187,000 4.875%,  6/1/2029
f
158,215
Total 77,545,197
Foreign Government (<0.1%)
NBN Company, Ltd.
265,000 2.625%,  5/5/2031
f
209,481
Total 209,481
Mortgage-Backed Securities (12.1%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,879,796 2.500%,  5/1/2051 2,993,684
2,017,985 3.500%,  5/1/2052 1,682,940
1,461,577 4.000%,  5/1/2052 1,274,308
4,941,569 3.500%,  6/1/2052 4,124,213
3,377,224 5.000%,  7/1/2053 3,125,224
247,046 5.000%,  8/1/2053 229,071
1,098,452 5.500%,  9/1/2053 1,044,060
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,591,872 2.500%,  7/1/2030 1,471,560
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,109,977 3.500%,  5/1/2040 958,285
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,399,301 3.000%,  1/1/2052 2,743,804
249,450 2.000%,  2/1/2051 184,736
399,614 2.000%,  2/1/2051 296,434
1,726,367 2.500%,  2/1/2051 1,334,857
3,346,544 2.000%,  3/1/2051 2,477,123
4,722,238 4.000%,  3/1/2051 4,164,201
3,484,321 3.000%,  3/1/2052 2,798,228
2,702,899 2.000%,  4/1/2051 1,999,943
2,081,980 3.000%,  4/1/2051 1,673,164
2,135,125 3.000%,  5/1/2050 1,730,477
470,758 2.000%,  5/1/2051 347,586
227,275 3.000%,  6/1/2050 186,272
1,442,510 5.000%,  6/1/2053 1,335,767
2,580,531 2.500%,  7/1/2051 1,991,577
266,358 3.500%,  7/1/2051 226,399
901,312 3.500%,  8/1/2050 767,159
4,054,601 4.500%,  8/1/2052
e
3,643,998
323,679 5.000%,  8/1/2053 299,728
1,847,394 3.500%,  9/1/2052 1,548,321
278,478 5.000%,  9/1/2052 256,959
989,035 4.500%,  9/1/2053 887,024

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.1%) Value
Mortgage-Backed Securities (12.1%) -
continued
$ 2,743,048 4.500%,  9/1/2053 $ 2,452,381
2,471,408 4.000%,  10/1/2052 2,142,982
471,364 2.000%,  11/1/2051 348,272
1,920,532 2.000%,  12/1/2050 1,422,757
3,597,880 4.500%,  12/1/2052 3,235,001
7,350,000 5.500%,  11/1/2040
e
6,971,016
1,500,000 6.000%,  11/1/2041
e
1,459,552
5,250,000 4.000%,  11/1/2048
e
4,534,688
1,350,000 4.500%,  11/1/2048
e
1,205,381
2,875,000 5.000%,  11/1/2048
e
2,650,391
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,152,030 2.500%,  3/1/2062 1,594,644
1,284,281 3.500%,  7/1/2061 1,057,174
1,259,386 4.000%,  12/1/2061 1,088,325
Total 77,959,666
Technology (2.7%)
Advanced Micro Devices, Inc.
138,000 3.924%,  6/1/2032 120,810
Akamai Technologies, Inc.,
Convertible
153,000 0.125%,  5/1/2025 177,070
162,000 0.375%,  9/1/2027 164,673
146,000 1.125%,  2/15/2029
f
143,445
Analog Devices, Inc.
72,000 2.100%,  10/1/2031 55,515
Apple, Inc.
781,000 2.200%,  9/11/2029 661,059
278,000 1.650%,  2/8/2031 216,315
AthenaHealth Group, Inc.
469,000 6.500%,  2/15/2030
f,i
383,288
Block, Inc., Convertible
59,000 0.125%,  3/1/2025 54,339
217,000 0.250%,  11/1/2027 162,208
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
221,000 3.875%,  1/15/2027 206,561
Broadcom, Inc.
137,000 4.000%,  4/15/2029
f
122,375
Cloud Software Group, Inc.
378,000 6.500%,  3/31/2029
f
331,864
135,000 9.000%,  9/30/2029
f
114,964
CommScope, Inc.
380,000 7.125%,  7/1/2028
f
142,500
CSG Systems International, Inc.,
Convertible
198,000 3.875%,  9/15/2028
f
183,534
Dell International, LLC/EMC
Corporation
239,000 5.250%,  2/1/2028 233,563
99,000 5.300%,  10/1/2029 94,443
Euronet Worldwide, Inc.,
Convertible
66,000 0.750%,  3/15/2049 60,472
Fiserv, Inc.
237,000 2.750%,  7/1/2024 231,862
295,000 4.200%,  10/1/2028 272,285
80,000 5.600%,  3/2/2033 75,279
Principal
Amount Long-Term Fixed Income (77.1%) Value
Technology (2.7%) - continued
Gartner, Inc.
$ 575,000 3.625%,  6/15/2029
f
$ 485,563
440,000 3.750%,  10/1/2030
f
364,183
Global Payments, Inc.
64,000 2.650%,  2/15/2025 61,019
213,000 4.950%,  8/15/2027 202,227
147,000 3.200%,  8/15/2029 123,379
GTCR W-2 Merger Sub, LLC
251,000 7.500%,  1/15/2031
f
247,825
II-VI, Inc.
154,000 5.000%,  12/15/2029
f
130,680
Intel Corporation
308,000 5.125%,  2/10/2030 298,037
InterDigital, Inc., Convertible
267,000 3.500%,  6/1/2027 300,972
Iron Mountain, Inc.
102,000 4.875%,  9/15/2027
f
93,241
605,000 5.000%,  7/15/2028
f
541,401
440,000 4.875%,  9/15/2029
f
383,267
568,000 4.500%,  2/15/2031
f
464,614
Jabil, Inc.
155,000 5.450%,  2/1/2029 148,991
Lumentum Holdings, Inc.,
Convertible
351,000 0.500%,  6/15/2028 244,583
Marvell Technology, Inc.
147,000 2.950%,  4/15/2031 116,044
Mastercard, Inc.
137,000 2.000%,  11/18/2031 104,535
Microchip Technology, Inc.,
Convertible
308,000 0.125%,  11/15/2024 310,888
Moody's Corporation
141,000 4.250%,  8/8/2032 124,399
NCR Voyix Corporation
509,000 5.125%,  4/15/2029
f
437,698
NVIDIA Corporation
74,000 2.850%,  4/1/2030 63,248
NXP BV/NXP Funding, LLC
154,000 4.875%,  3/1/2024 153,455
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
70,000 2.700%,  5/1/2025 66,527
147,000 4.300%,  6/18/2029 132,642
ON Semiconductor Corporation,
Convertible
190,000 Zero Coupon,  5/1/2027 248,140
19,000 0.500%,  3/1/2029
f
16,625
Open Text Corporation
285,000 3.875%,  12/1/2029
f
233,068
610,000 4.125%,  2/15/2030
f
505,445
Oracle Corporation
141,000 6.150%,  11/9/2029 141,510
494,000 2.950%,  4/1/2030 409,429
208,000 6.250%,  11/9/2032 206,049
PayPal Holdings, Inc.
149,000 2.850%,  10/1/2029 126,725
253,000 2.300%,  6/1/2030 202,834
Progress Software Corporation,
Convertible
88,000 1.000%,  4/15/2026 88,968

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.1%) Value
Technology (2.7%) - continued
PTC, Inc.
$ 215,000 3.625%,  2/15/2025
f
$ 207,253
305,000 4.000%,  2/15/2028
f
270,437
Rackspace Technology Global,
Inc.
440,000 5.375%,  12/1/2028
f
128,665
RingCentral, Inc.
317,000 8.500%,  8/15/2030
f
301,150
S&P Global, Inc.
138,000 2.900%,  3/1/2032 110,726
Salesforce.com, Inc.
421,000 1.950%,  7/15/2031 325,035
Seagate HDD Cayman
201,000 8.500%,  7/15/2031
f
204,530
372,170 9.625%,  12/1/2032
f
396,739
Semtech Corporation, Convertible
76,000 1.625%,  11/1/2027 50,464
16,000 4.000%,  11/1/2028
f
14,608
Sensata Technologies BV
400,000 4.000%,  4/15/2029
f
340,043
Sensata Technologies, Inc.
384,000 3.750%,  2/15/2031
f
307,333
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
140,000 4.625%,  11/1/2026
f
129,325
SS&C Technologies, Inc.
1,095,000 5.500%,  9/30/2027
f
1,027,408
Verint Systems, Inc., Convertible
119,000 0.250%,  4/15/2026 100,258
Viavi Solutions, Inc.
375,000 3.750%,  10/1/2029
f
291,894
Viavi Solutions, Inc., Convertible
58,000 1.625%,  3/15/2026
f
52,983
Vishay Intertechnology, Inc.,
Convertible
346,000 2.250%,  9/15/2030
f
316,545
VMware, Inc.
291,000 1.400%,  8/15/2026 256,333
189,000 2.200%,  8/15/2031 139,721
Xilinx, Inc.
80,000 2.375%,  6/1/2030 65,228
Ziff Davis, Inc., Convertible
259,000 1.750%,  11/1/2026 232,971
Total 17,256,284
Transportation (1.2%)
Air Transport Services Group, Inc.,
Convertible
163,000 3.875%,  8/15/2029
f
150,449
American Airlines Group, Inc.
116,000 3.750%,  3/1/2025
f,i
108,229
American Airlines, Inc.
744,000 11.750%,  7/15/2025
f
788,267
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
737,500 5.500%,  4/20/2026
f
717,181
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
203,000 5.375%,  3/1/2029
f
173,871
Principal
Amount Long-Term Fixed Income (77.1%) Value
Transportation (1.2%) - continued
Canadian Pacific Railway
Company
$ 300,000 1.750%,  12/2/2026 $ 266,765
CSX Corporation
147,000 4.250%,  3/15/2029 137,176
Delta Air Lines, Inc.
276,000 4.375%,  4/19/2028 253,512
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
221,753 4.500%,  10/20/2025
f
215,539
ERAC USA Finance, LLC
194,000 3.850%,  11/15/2024
f
189,789
Hawaiian Brand Intellectual
Property, Ltd.
643,000 5.750%,  1/20/2026
f
475,093
Hertz Corporation
327,000 4.625%,  12/1/2026
f
273,903
392,000 5.000%,  12/1/2029
f
281,418
JetBlue Airways Corporation,
Convertible
216,000 0.500%,  4/1/2026 133,648
Mileage Plus Holdings, LLC
297,750 6.500%,  6/20/2027
f
294,141
Norfolk Southern Corporation
232,000 4.450%,  3/1/2033 205,832
Penske Truck Leasing Company,
LP/PTL Finance Corporation
135,000 1.200%,  11/15/2025
f
121,855
195,000 5.750%,  5/24/2026
f
191,817
148,000 1.700%,  6/15/2026
f
131,371
Rand Parent, LLC
351,000 8.500%,  2/15/2030
f,i
320,532
RXO, Inc.
401,000 7.500%,  11/15/2027
f
400,892
Ryder System, Inc.
124,000 2.850%,  3/1/2027 112,025
Southwest Airlines Company
147,000 5.125%,  6/15/2027 141,841
158,000 2.625%,  2/10/2030 127,613
Southwest Airlines Company,
Convertible
367,000 1.250%,  5/1/2025 348,100
Spirit Loyalty Cayman, Ltd.
191,000 8.000%,  9/20/2025
f
140,863
Union Pacific Corporation
147,000 2.150%,  2/5/2027 131,972
United Airlines, Inc.
371,000 4.375%,  4/15/2026
f
344,145
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
103,000 7.875%,  5/1/2027
f,i
79,215
451,000 6.375%,  2/1/2030
f
300,768
Total 7,557,822
U.S. Government & Agencies (4.2%)
U.S. Treasury Bonds
1,700,000 4.000%,  11/15/2052 1,420,695
8,300,000 3.375%,  8/15/2042 6,421,801
U.S. Treasury Notes
3,700,000 4.125%,  7/31/2028 3,589,433
1,700,000 4.125%,  11/15/2032 1,601,586

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.1%) Value
U.S. Government & Agencies (4.2%) -
continued
$ 15,990,000 3.375%,  5/15/2033 $ 14,138,658
Total 27,172,173
Utilities (2.3%)
AEP Texas, Inc.
140,000 4.700%,  5/15/2032 124,262
AES Corporation
239,000 3.950%,  7/15/2030
f
199,751
Algonquin Power & Utilities
Corporation
160,000 4.750%,  1/18/2082
b
126,310
Alliant Energy Corporation,
Convertible
148,000 3.875%,  3/15/2026
f
143,853
Ameren Corporation
148,000 1.750%,  3/15/2028 123,986
American Electric Power
Company, Inc.
212,000 2.031%,  3/15/2024 208,429
147,000 2.300%,  3/1/2030 115,512
78,000 5.625%,  3/1/2033 73,213
American Water Capital
Corporation, Convertible
191,000 3.625%,  6/15/2026
f
183,776
Arizona Public Service Company
162,000 5.550%,  8/1/2033 152,189
Atmos Energy Corporation
170,000 5.900%,  11/15/2033 167,505
Calpine Corporation
379,000 4.500%,  2/15/2028
f
341,744
CenterPoint Energy, Inc.
127,000 2.500%,  9/1/2024 123,280
182,000 1.450%,  6/1/2026 163,434
220,000 2.650%,  6/1/2031 171,545
CenterPoint Energy, Inc.,
Convertible
199,000 4.250%,  8/15/2026
f
194,324
CMS Energy Corporation,
Convertible
191,000 3.375%,  5/1/2028
f
180,304
Constellation Energy Generation,
LLC
153,000 5.800%,  3/1/2033 145,105
Dominion Energy, Inc.
126,000 3.071%,  8/15/2024 122,998
225,000 4.350%,  1/15/2027
b,k
183,071
148,000 3.375%,  4/1/2030 124,462
DTE Energy Company
211,000 4.220%,  11/1/2024 206,883
163,000 4.875%,  6/1/2028 155,043
Duke Energy Corporation
200,000 3.250%,  1/15/2082
b
143,683
82,000 4.875%,  9/16/2024
b,k
79,345
328,000 2.450%,  6/1/2030 261,385
142,000 4.500%,  8/15/2032 124,032
158,000 5.750%,  9/15/2033 150,079
Duke Energy Corporation,
Convertible
458,000 4.125%,  4/15/2026
f
445,941
Edison International
183,000 4.950%,  4/15/2025 179,304
Principal
Amount Long-Term Fixed Income (77.1%) Value
Utilities (2.3%) - continued
$ 450,000 5.000%,  12/15/2026
b,k
$ 400,483
Enel Finance International NV
286,000 1.375%,  7/12/2026
f
252,180
Entergy Corporation
136,000 0.900%,  9/15/2025 123,772
148,000 1.900%,  6/15/2028 123,714
Evergy, Inc.
127,000 2.450%,  9/15/2024 122,965
Eversource Energy
299,000 4.600%,  7/1/2027 284,743
157,000 5.125%,  5/15/2033 141,909
Exelon Corporation
147,000 4.050%,  4/15/2030 129,851
Fells Point Funding Trust
269,000 3.046%,  1/31/2027
f
242,706
FirstEnergy Corporation,
Convertible
275,000 4.000%,  5/1/2026
f
267,025
Florida Power & Light Company
163,000 4.400%,  5/15/2028 155,088
Georgia Power Company
87,000 4.950%,  5/17/2033 79,410
ITC Holdings Corporation
142,000 4.950%,  9/22/2027
f
137,112
Jersey Central Power & Light
Company
288,000 2.750%,  3/1/2032
f
220,860
National Rural Utilities Cooperative
Finance Corporation
176,000 3.450%,  6/15/2025 169,691
165,000 5.050%,  9/15/2028 160,258
NextEra Energy Capital Holdings,
Inc.
165,000 3.800%,  3/15/2082
b
131,998
161,000 6.051%,  3/1/2025 160,908
242,000 5.749%,  9/1/2025 240,862
147,000 2.250%,  6/1/2030 114,547
NextEra Energy Partners, LP,
Convertible
298,000 Zero Coupon,  11/15/2025
f
252,853
NiSource, Inc.
148,000 2.950%,  9/1/2029 125,953
NRG Energy, Inc.
137,000 2.000%,  12/2/2025
f
124,587
135,000 10.250%,  3/15/2028
b,f,k
130,325
141,000 3.375%,  2/15/2029
f
114,760
210,000 5.250%,  6/15/2029
f
185,275
NRG Energy, Inc., Convertible
325,000 2.750%,  6/1/2048 363,025
PG&E Corporation
459,000 5.000%,  7/1/2028 415,829
PPL Capital Funding, Inc.,
Convertible
236,000 2.875%,  3/15/2028
f
215,940
Public Service Enterprise Group,
Inc.
173,000 5.875%,  10/15/2028 171,205
147,000 1.600%,  8/15/2030 110,312
Sempra
225,000 4.125%,  4/1/2052
b
173,312
156,000 4.875%,  10/15/2025
b,k
145,683
184,000 3.400%,  2/1/2028 165,810

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.1%) Value
Utilities (2.3%) - continued
Southern California Edison
Company
$ 72,000 5.950%,  11/1/2032 $ 70,315
Southern Company
141,000 4.475%,  8/1/2024 139,121
425,000 5.700%,  10/15/2032 407,174
135,000 4.000%,  1/15/2051
b
123,172
306,000 3.750%,  9/15/2051
b
261,658
Southern Company, Convertible
453,000 3.875%,  12/15/2025
f
444,393
Talen Energy Supply, LLC
328,000 8.625%,  6/1/2030
f
333,284
TerraForm Power Operating, LLC
860,000 5.000%,  1/31/2028
f
787,863
Vistra Operations Company, LLC
280,000 5.125%,  5/13/2025
f
273,600
579,000 5.000%,  7/31/2027
f
529,661
Xcel Energy, Inc.
154,000 4.000%,  6/15/2028 142,316
210,000 4.600%,  6/1/2032 185,641
Total 15,167,897
Total Long-Term Fixed Income
(cost $549,694,898) 498,347,877
Shares
Registered Investment
Companies ( 11.3% ) Value
U.S. Affiliated  (9.0%)
8,016,211 Thrivent Core Emerging Markets
Debt Fund 58,277,854
Total 58,277,854
U.S. Unaffiliated  (2.3%)
88,594 Aberdeen Asia-Pacific Income
Fund, Inc. 211,740
34,100 AllianceBernstein Global High
Income Fund, Inc. 316,789
44,157 Allspring Income Opportunities
Fund 256,111
11,919 BlackRock Core Bond Trust 110,012
32,269 BlackRock Corporate High Yield
Fund, Inc. 272,028
31,134 BlackRock Credit Allocation
Income Trust 287,055
5,200 BlackRock Debt Strategies Fund,
Inc. 51,428
30,289 BlackRock Enhanced Global
Dividend Trust 276,538
7,900 BlackRock Enhanced International
Dividend Trust 37,762
1,100 BlackRock Floating Rate Income
Strategies Fund, Inc. 12,980
6,299 BlackRock Income Trust, Inc. 66,958
14,160 BlackRock Multi-Sector Income
Trust 199,514
23,990 Blackstone Strategic Credit 2027
Term Fund 255,253
30,816 Eaton Vance Limited Duration
Income Fund 267,483
2,430 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 16,937
Shares
Registered Investment
Companies (11.3%) Value
U.S. Unaffiliated  (2.3%)- continued
24,889 First Trust High Income Long/Short
Fund $ 260,837
7,351 Invesco Dynamic Credit
Opportunities Fund
c
78,148
75,000 Invesco Preferred ETF 771,000
45,000 iShares Preferred and Income
Securities ETF
i
1,286,100
66,975 Nuveen Credit Strategies Income
Fund 327,508
10,100 Nuveen Preferred Income
Opportunities Fund 61,206
8,500 Nuveen Quality Preferred Income
Fund II 50,575
27,664 PGIM Global High Yield Fund, Inc. 286,876
28,836 PGIM High Yield Bond Fund, Inc. 321,521
8,429 Pimco Dynamic Income Fund 137,730
31,466 SPDR Bloomberg High Yield Bond
ETF
i
2,797,957
2,623 Tri-Continental Corporation 67,201
13,614 Vanguard Intermediate-Term
Corporate Bond ETF 1,013,562
53,765 Vanguard Short-Term Corporate
Bond ETF 4,024,848
8,900 Virtus Convertible & Income Fund 25,988
17,338 Virtus Dividend, Interest &
Premium Strategy Fund 184,650
2,180 Virtus Equity & Convertible Income
Fund 41,682
45,405 Voya Global Equity Dividend &
Premium Opportunity Fund 215,674
70,173 Western Asset High Income
Opportunity Fund, Inc. 257,535
Total 14,849,186
Total Registered Investment
Companies (cost $90,940,060) 73,127,040
Shares
Collateral Held for Securities
Loaned ( 2.0% ) Value
13,199,079 Thrivent Cash Management Trust 13,199,079
Total Collateral Held for
Securities Loaned
(cost $13,199,079) 13,199,079
Shares Preferred Stock ( 1.0% ) Value
Communications Services (0.1%)
23,300 AT&T, Inc., 4.750%
k
403,090
1,620 Paramount Global, Convertible,
5.750% 25,191
12,500 Telephone and Data Systems, Inc.,
6.000%
k
160,625
Total 588,906
Energy (<0.1%)
10,025 Crestwood Equity Partners, LP,
9.250%
k
96,641
2,800 Energy Transfer, LP, 7.600%
b,k
69,216
5,255 Nustar Logistics, LP, 12.389%
b
136,525
448 UGI Corporation, Convertible,
7.250% 22,749
Total 325,131

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

I
Shares Preferred Stock (1.0%) Value
Financials (0.7%)
5,825 Aegon Funding Corporation II,
5.100% $ 108,520
12,700 Allstate Corporation, 5.100%
k
241,300
5,000 American International Group, Inc.
5.850%
k
112,000
6,428 Apollo Global Management, Inc.,
Convertible, 6.750% 309,251
18,900 Bank of America Corporation,
4.250%
k
307,314
290 Bank of America Corporation,
Convertible, 7.250%
k
305,428
10,275 Capital One Financial Corporation,
5.000%
k
167,380
5,775 Equitable Holdings, Inc., 5.250%
k
104,123
265 First Horizon Bank, 6.518%
*,b,k
178,875
14,500 J.P. Morgan Chase & Company,
4.200%
k
246,500
12,500 J.P. Morgan Chase & Company,
4.750%
k
237,875
10,650 KeyCorp, 6.200%
b,k
177,961
8,650 Morgan Stanley, 4.250%
k
141,946
5,500 Morgan Stanley, 5.850%
b,k
120,230
13,100 Morgan Stanley, 7.125%
b,k
328,810
7,000 Public Storage, 3.950%
k
108,150
11,475 Public Storage, 4.125%
k
188,305
2,450 Public Storage, 4.625%
k
45,325
625 Public Storage, 4.700%
k
11,506
2,650 Regions Financial Corporation,
5.700%
b,k
47,303
1,400 Synovus Financial Corporation,
5.875%
b,k
31,808
8,600 U.S. Bancorp, 4.000%
i,k
127,538
15,500 Wells Fargo & Company, 4.250%
k
242,575
453 Wells Fargo & Company,
Convertible, 7.500%
k
478,504
Total 4,368,527
Utilities (0.2%)
4,264 AES Corporation, Convertible,
6.875% 257,034
17,600 CMS Energy Corporation, 4.200%
k
318,560
8,486 NextEra Energy, Inc., Convertible,
6.926% 318,565
12,000 Southern Company, 4.950% 243,120
Total 1,137,279
Total Preferred Stock
(cost $8,531,149) 6,419,843
Shares Common Stock ( 0.1% ) Value
Communications Services (<0.1%)
4,895 Windstream Services, LLC
m
45,279
Total 45,279
Consumer Discretionary (0.1%)
2,712 Bloomin' Brands, Inc. 63,298
52 Booking Holdings, Inc.
m
145,057
Total 208,355
Energy (<0.1%)
670 EQT Corporation 28,395
4,644 Permian Resources Corporation 67,663
Shares Common Stock (0.1%) Value
Energy (<0.1%) - continued
224 Pioneer Natural Resources
Company $ 53,536
Total 149,594
Financials (<0.1%)
1,050 BlackRock TCP Capital
Corporation 11,025
461 FS KKR Capital Corporation 8,736
939 Golub Capital BDC, Inc. 13,521
2,944 New York Community Bancorp,
Inc. 27,909
Total 61,191
Industrials (<0.1%)
1,467 Uber Technologies, Inc.
m
63,492
Total 63,492
Information Technology (<0.1%)
619 Western Digital Corporation
m
24,853
Total 24,853
Real Estate (<0.1%)
670 Kite Realty Group Trust 14,284
Total 14,284
Utilities (<0.1%)
1,975 NiSource, Inc. 49,691
Total 49,691
Total Common Stock
(cost $534,134) 616,739
Shares or
Principal
Amount Short-Term Investments ( 6.2% ) Value
Federal Home Loan Bank Discount
Notes
600,000 5.300%, 12/6/2023
n,o
596,995
100,000 5.305%, 1/16/2024
n,o
98,913
Thrivent Core Short-Term Reserve
Fund
3,941,012 5.690% 39,410,119
U.S. Treasury Bills
300,000 5.267%, 11/21/2023
n,p
299,118
Total Short-Term Investments
(cost $40,385,973) 40,405,145
Total Investments (cost
$748,681,045) 104.7% $677,296,711
Other Assets and Liabilities, Net
(4.7%) (30,593,283)
Total Net Assets 100.0% $646,703,428
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

b Denotes variable rate securities. The rate shown is as
of October 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2023, the value of these investments was $228,306,445 or
35.3% of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2023.
h All or a portion of the security is insured or guaranteed.
i All or a portion of the security is on loan.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Defaulted security.  Interest is not being accrued.
m Non-income producing security.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Opportunity Income Plus Fund as of October 31, 2023
was $196,410 or 0.03% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of October 31, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 2/4/2016 $ 175,749
First Horizon Bank, 6.518%,
3/5/2019 6/21/2017 199,413
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Fund as of October 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 8,841,575
Common Stock 3,972,839
Total lending $12,814,414
Gross amount payable upon return of
collateral for securities loaned $13,199,079
Net amounts due to counterparty $384,665
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $2,836,253
Gross unrealized depreciation (77,298,773)
Net unrealized appreciation (depreciation) ($74,462,520)
Cost for federal income tax purposes $750,571,165

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Opportunity Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,055,807 – 884,038 171,769
Capital Goods 5,065,752 – 4,726,025 339,727
Communications Services 6,192,314 – 6,192,314 –
Consumer Cyclical 7,892,892 – 7,892,892 –
Consumer Non-Cyclical 7,538,636 – 7,385,710 152,926
Energy 1,133,050 – 1,133,050 –
Financials 3,587,745 – 3,587,745 –
Technology 9,576,018 – 9,576,018 –
Transportation 2,578,342 – 2,578,342 –
Utilities 560,432 – 560,432 –
Long-Term Fixed Income
Asset-Backed Securities 61,295,487 – 61,295,487 –
Basic Materials 12,113,634 – 12,113,634 –
Capital Goods 23,793,718 – 23,793,718 –
Collateralized Mortgage Obligations 46,897,432 – 46,897,432 –
Commercial Mortgage-Backed Securities 4,332,177 – 4,332,177 –
Communications Services 26,794,632 – 26,794,632 –
Consumer Cyclical 37,502,715 – 37,502,715 –
Consumer Non-Cyclical 33,466,692 – 33,466,692 –
Energy 29,282,870 – 29,282,870 –
Financials 77,545,197 – 77,545,197 –
Foreign Government 209,481 – 209,481 –
Mortgage-Backed Securities 77,959,666 – 77,959,666 –
Technology 17,256,284 – 17,256,284 –
Transportation 7,557,822 – 7,557,822 –
U.S. Government & Agencies 27,172,173 – 27,172,173 –
Utilities 15,167,897 – 15,167,897 –
Registered Investment Companies
U.S. Unaffiliated 14,849,186 14,771,038 – 78,148
Preferred Stock
Communications Services 588,906 588,906 – –
Energy 325,131 325,131 – –
Financials 4,368,527 4,189,652 178,875 –
Utilities 1,137,279 1,137,279 – –
Common Stock
Communications Services 45,279 – 45,279 –
Consumer Discretionary 208,355 208,355 – –
Energy 149,594 149,594 – –
Financials 61,191 61,191 – –
Industrials 63,492 63,492 – –
Information Technology 24,853 24,853 – –
Real Estate 14,284 14,284 – –
Utilities 49,691 49,691 – –
Short-Term Investments 995,026 – 995,026 –
Subtotal Investments in Securities $566,409,659 $21,583,466 $544,083,623 $742,570
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 58,277,854
Affiliated Short-Term Investments 39,410,119
Collateral Held for Securities Loaned 13,199,079
Subtotal Other Investments $110,887,052
Total Investments at Value $677,296,711
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Opportunity Income Plus Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Credit Default Swaps 74,955 – 74,955 –
Total Asset Derivatives $74,955 $– $74,955 $–
Liability Derivatives
Futures Contracts 1,263,021 1,263,021 – –
Total Liability Derivatives $1,263,021 $1,263,021 $– $–
The following table presents Opportunity Income Plus Fund's futures contracts held as of October 31, 2023. Investments and/or cash totaling
$695,908 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 149 December 2023 $ 30,322,858 ( $ 161,998)
CME Ultra Long Term U.S. Treasury Bond 72 December 2023 9,205,523 (1,101,023)
Total Futures Long Contracts $ 39,528,381 ( $ 1,263,021)
Total Futures Contracts $ 39,528,381 ($1,263,021)
The following table presents Opportunity Income Plus Fund's swaps contracts held as of October 31, 2023. Investments totaling $299,118 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 41, 5 Year, at 5.00%, Quarterly Buy 12/20/2028 $ 5,000,000 $ – $ 74,955 $ 74,955
Total Credit Default Swaps $– $74,955 $74,955
1 As the buyer of protection, Opportunity Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2023, for Opportunity Income
Plus Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) $ 74,955
Total Credit Contracts 74,955
Total Asset Derivatives $74,955
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,263,021
Total Interest Rate Contracts 1,263,021
Total Liability Derivatives $1,263,021
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2023, for
Opportunity Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 34,438
Futures Net realized gains/(losses) on Futures contracts (2,345,632)
Total Interest Rate Contracts (2,311,194)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (757,151)
Total Credit Contracts (757,151)
Total ($3,068,345)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2023, for Opportunity Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (583,281)
Total Interest Rate Contracts (583,281)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 398,547
Total Credit Contracts 398,547
Total ($184,734)
The following table presents Opportunity Income Plus Fund's average volume of derivative activity during the period ended October 31, 2023.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $28,174,105
Futures - Short (10,413,558)
Options Written (1,148,293)
Credit Contracts
Credit Default Swaps - Buy Protection (96,032)

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $72,313 $3,858 $21,300 $58,278 8,016 9.0%
Total U.S. Affiliated Registered Investment
Companies 72,313 58,278 9.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% 23,950 319,711 304,251 39,410 3,941 6.1
Total Affiliated Short-Term Investments 23,950 39,410 6.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   14,875 185,932 187,608 13,199 13,199 2.0
Total Collateral Held for Securities Loaned 14,875 13,199 2.0
Total Value $111,138 $110,887
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($4,995) $8,402 $– $3,858
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% 1 (1) – 2,256
Total Income/Non Cash Income from Affiliated Investments $6,114
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 170
Total Affiliated Income from Securities Loaned, Net $170
Total ($4,994) $8,401 $–

Small Cap Growth Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.4% ) Value
Communications Services (3.9%)
153,570 Cargurus, Inc.
a
$ 2,646,011
221,172 QuinStreet, Inc.
a
2,501,455
36,303 Ziff Davis, Inc.
a
2,194,880
Total 7,342,346
Consumer Discretionary (11.2%)
31,496 Boot Barn Holdings, Inc.
a
2,188,972
244,618 Clarus Corporation 1,416,338
24,521 Columbia Sportswear Company 1,809,650
178,434 Everi Holdings, Inc.
a
1,925,303
16,178 Five Below, Inc.
a
2,814,648
16,536 Fox Factory Holding Corporation
a
1,347,188
14,938 Meritage Homes Corporation 1,703,231
27,166 Papa John's International, Inc. 1,766,333
26,775 Skyline Champion Corporation
a
1,569,818
125,721 Stoneridge, Inc.
a
2,045,481
160,935 ThredUp, Inc.
a
518,211
12,475 Wingstop, Inc. 2,280,056
Total 21,385,229
Consumer Staples (7.0%)
18,961 Celsius Holdings, Inc.
a
2,883,779
41,602 e.l.f. Beauty, Inc.
a
3,853,593
16,131 J & J Snack Foods Corporation 2,526,276
12,484 Lancaster Colony Corporation 2,111,918
97,683 Turning Point Brands, Inc. 1,958,544
Total 13,334,110
Energy (3.3%)
41,745 Matador Resources Company 2,575,249
171,434 TechnipFMC plc 3,689,260
Total 6,264,509
Financials (9.7%)
34,021 Hamilton Lane, Inc. 2,861,847
33,452 Houlihan Lokey, Inc. 3,362,595
10,317 Kinsale Capital Group, Inc. 3,444,949
28,068 RLI Corporation 3,739,780
51,600 Triumph Financial, Inc.
a
3,212,100
46,817 Western Alliance Bancorp 1,924,179
Total 18,545,450
Health Care (15.4%)
5,976 Argenx SE ADR
a
2,806,150
10,333 Ascendis Pharma AS ADR
a
922,840
68,979 Enovis Corporation
a
3,166,136
70,403 Halozyme Therapeutics, Inc.
a
2,384,550
19,142 Immunocore Holdings plc ADR
a
849,905
9,929 Inspire Medical Systems, Inc.
a
1,461,152
48,515 Lantheus Holdings, Inc.
a
3,134,069
213,607 Maravai LifeSciences Holdings,
Inc.
a
1,465,344
20,226 Natera, Inc.
a
798,320
61,138 Option Care Health, Inc.
a
1,695,357
88,843 Phreesia, Inc.
a
1,213,595
96,190 Progyny, Inc.
a
2,968,423
17,936 Repligen Corporation
a
2,413,468
179,373 scPharmaceuticals, Inc.
a
959,646
87,412 Vericel Corporation
a
3,075,154
Total 29,314,109
Shares Common Stock (97.4%) Value
Industrials (20.2%)
41,392 ASGN, Inc.
a
$ 3,454,576
99,324 Badger Infrastructure Solutions,
Ltd. 2,630,734
22,527 Beacon Roofing Supply, Inc.
a
1,603,247
16,863 Chart Industries, Inc.
a
1,959,987
9,901 Curtiss-Wright Corporation 1,968,418
121,315 ExlService Holdings, Inc.
a
3,167,535
131,836 First Advantage Corporation 1,715,186
40,566 Helios Technologies, Inc. 2,098,074
288,325 Janus International Group, Inc.
a
2,698,722
12,589 Lincoln Electric Holdings, Inc. 2,200,557
24,745 Middleby Corporation
a
2,792,968
35,741 RB Global, Inc. 2,337,461
9,284 Saia, Inc.
a
3,328,221
22,407 Simpson Manufacturing Company,
Inc. 2,984,164
10,652 SiteOne Landscape Supply, Inc.
a
1,467,526
52,619 WillScot Mobile Mini Holdings
Corporation
a
2,073,715
Total 38,481,091
Information Technology (21.2%)
84,933 Calix, Inc.
a
2,812,981
45,693 Descartes Systems Group, Inc.
a
3,299,492
205,366 Grid Dynamics Holdings, Inc.
a
2,082,411
46,826 Guidewire Software, Inc.
a
4,220,427
120,163 Hackett Group, Inc. 2,678,433
40,960 Lattice Semiconductor
Corporation
a
2,277,786
7,252 Littelfuse, Inc. 1,571,291
2,289 Monolithic Power Systems, Inc. 1,011,143
23,108 Nova, Ltd.
a
2,194,567
76,118 PagerDuty, Inc.
a
1,535,300
35,462 PDF Solutions, Inc.
a
940,807
12,864 Silicon Laboratories, Inc.
a
1,185,803
78,614 Sprout Social, Inc.
a
3,402,414
10,082 SPS Commerce, Inc.
a
1,616,548
195,305 TTM Technologies, Inc.
a
2,244,054
102,705 Varonis Systems, Inc.
a
3,454,996
43,500 Workiva, Inc.
a
3,788,415
Total 40,316,868
Materials (2.6%)
449,120 Ranpak Holdings Corporation
a
1,419,219
68,084 Summit Materials, Inc.
a
2,239,964
128,031 Tronox Holdings plc 1,368,651
Total 5,027,834
Real Estate (2.9%)
52,655 Agree Realty Corporation 2,945,521
18,099 FirstService Corporation 2,560,465
Total 5,505,986
Total Common Stock
(cost $192,528,670) 185,517,532

Small Cap Growth Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments ( 2.2% ) Value
Thrivent Core Short-Term Reserve
Fund
413,988 5.690% $ 4,139,876
Total Short-Term Investments
(cost $4,139,876) 4,139,876
Total Investments (cost
$196,668,546) 99.6% $189,657,408
Other Assets and Liabilities, Net
0.4% 770,848
Total Net Assets 100.0% $190,428,256
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $17,894,956
Gross unrealized depreciation (27,171,511)
Net unrealized appreciation (depreciation) ($9,276,555)
Cost for federal income tax purposes $198,933,963
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 7,342,346 7,342,346 – –
Consumer Discretionary 21,385,229 21,385,229 – –
Consumer Staples 13,334,110 13,334,110 – –
Energy 6,264,509 6,264,509 – –
Financials 18,545,450 18,545,450 – –
Health Care 29,314,109 29,314,109 – –
Industrials 38,481,091 35,850,357 2,630,734 –
Information Technology 40,316,868 40,316,868 – –
Materials 5,027,834 5,027,834 – –
Real Estate 5,505,986 5,505,986 – –
Subtotal Investments in Securities $185,517,532 $182,886,798 $2,630,734 $–
Other Investments  * Total
Affiliated Short-Term Investments 4,139,876
Subtotal Other Investments $4,139,876
Total Investments at Value $189,657,408
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Small Cap Growth Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $4,926 $105,098 $105,884 $4,140 414 2.2%
Total Affiliated Short-Term Investments 4,926 4,140 2.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   1,534 13,698 15,232 – – –
Total Collateral Held for Securities Loaned 1,534 – –
Total Value $6,460 $4,140
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $– $– $– $284
Total Income/Non Cash Income from Affiliated Investments $284
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total $– $– $–

Small Cap Stock Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.8% ) Value
Communications Services (2.8%)
2,618,131 QuinStreet, Inc.
a
$ 29,611,062
552,096 Ziff Davis, Inc.
a
33,379,724
Total 62,990,786
Consumer Discretionary (9.3%)
185,827 Boot Barn Holdings, Inc.
a
12,914,976
700,617 Cedar Fair, LP 24,871,903
1,280,701 Clarus Corporation 7,415,259
444,339 Columbia Sportswear Company 32,792,218
1,668,195 Cooper-Standard Holdings, Inc.
a
20,718,982
1,573,447 Everi Holdings, Inc.
a
16,977,493
154,605 Grand Canyon Education, Inc.
a
18,294,410
102,253 Meritage Homes Corporation 11,658,887
315,255 Papa John's International, Inc. 20,497,880
182,820 Skyline Champion Corporation
a
10,718,737
1,438,500 Stoneridge, Inc.
a
23,404,395
3,901,154 ThredUp, Inc.
a
12,561,716
Total 212,826,856
Consumer Staples (4.6%)
318,796 John B. Sanfilippo & Son, Inc. 32,600,079
1,042,283 Pilgrim's Pride Corporation
a
26,578,216
2,238,178 Primo Water Corporation 29,230,605
856,214 Turning Point Brands, Inc. 17,167,091
Total 105,575,991
Energy (2.4%)
1,778,942 NOV, Inc. 35,507,683
872,379 TechnipFMC plc 18,773,596
Total 54,281,279
Financials (15.3%)
1,640,060 Ally Financial, Inc. 39,673,051
733,273 Bank of N.T. Butterfield & Son, Ltd. 18,522,476
1,715,229 Bridgewater Bancshares, Inc.
a
16,517,655
267,766 Byline Bancorp, Inc. 5,079,521
2,237,100 F.N.B. Corporation 23,914,599
603,384 Federated Hermes, Inc. 19,127,273
834,737 Glacier Bancorp, Inc. 25,200,710
904,719 Heartland Financial USA, Inc. 24,789,301
389,663 Houlihan Lokey, Inc. 39,168,925
58,474 Kinsale Capital Group, Inc. 19,525,053
376,823 RLI Corporation 50,207,897
530,002 Triumph Financial, Inc.
a
32,992,624
168,600 Voya Financial, Inc. 11,257,422
535,209 Western Alliance Bancorp 21,997,090
Total 347,973,597
Health Care (7.7%)
809,674 Enovis Corporation
a
37,164,037
901,175 Halozyme Therapeutics, Inc.
a
30,522,797
241,801 Lantheus Holdings, Inc.
a
15,620,345
2,095,476 Maravai LifeSciences Holdings,
Inc.
a
14,374,965
717,329 Option Care Health, Inc.
a
19,891,533
645,933 Progyny, Inc.
a
19,933,492
250,822 QuidelOrtho Corporation
a
15,320,208
721,068 R1 RCM, Inc.
a
8,501,392
2,141,801 Viemed Healthcare, Inc.
a
13,514,764
Total 174,843,533
Shares Common Stock (97.8%) Value
Industrials (25.7%)
1,201,330 Air Lease Corporation $ 41,602,058
419,666 ASGN, Inc.
a
35,025,324
1,854,541 Badger Infrastructure Solutions,
Ltd. 49,120,094
870,777 Barnes Group, Inc. 18,103,454
348,862 Cimpress plc
a
20,816,596
109,057 Curtiss-Wright Corporation 21,681,622
896,757 ExlService Holdings, Inc.
a
23,414,325
890,016 Fluor Corporation
a
29,628,633
664,234 Greenbrier Companies, Inc. 22,975,854
687,157 Helios Technologies, Inc. 35,539,760
2,558,538 Janus International Group, Inc.
a
23,947,916
510,287 ManpowerGroup, Inc. 35,704,781
2,072,982 Masterbrand, Inc.
a
23,030,830
486,974 Maximus, Inc. 36,386,697
678,053 Miller Industries, Inc. 24,660,788
194,220 Moog, Inc. 22,539,231
515,826 RB Global, Inc. 33,735,020
1,322,658 Schneider National, Inc. 33,502,927
81,216 Simpson Manufacturing Company,
Inc. 10,816,347
417,361 Tennant Company 30,976,534
162,734 Timken Company 11,248,174
Total 584,456,965
Information Technology (15.1%)
257,153 Calix, Inc.
a
8,516,907
425,807 Ciena Corporation
a
17,969,055
799,410 Cohu, Inc.
a
24,094,217
186,140 FormFactor, Inc.
a
6,306,423
1,507,492 Gilat Satellite Networks, Ltd.
a
9,060,027
374,858 Guidewire Software, Inc.
a
33,785,952
94,792 Insight Enterprises, Inc.
a
13,583,694
1,893,923 Knowles Corporation
a
24,602,060
109,379 Littelfuse, Inc. 23,699,148
419,703 Plexus Corporation
a
41,265,199
173,452 Silicon Laboratories, Inc.
a
15,988,805
451,327 Sprout Social, Inc.
a
19,533,433
4,778,601 TTM Technologies, Inc.
a
54,906,125
80,448 Universal Display Corporation 11,196,753
617,585 Varonis Systems, Inc.
a
20,775,559
214,808 Workiva, Inc.
a
18,707,629
Total 343,990,986
Materials (7.2%)
651,983 Alcoa Corporation 16,716,844
204,492 Berry Plastics Group, Inc. 11,247,060
405,956 Carpenter Technology Corporation 25,461,560
675,792 Ingevity Corporation
a
27,220,902
2,350,085 Ivanhoe Mines, Ltd.
a
17,319,538
2,329,312 Tronox Holdings plc 24,900,345
209,886 United States Lime & Minerals, Inc. 41,555,329
Total 164,421,578
Real Estate (5.3%)
521,766 Agree Realty Corporation 29,187,590
4,009,634 Cushman and Wakefield plc
a
29,551,003
1,979,638 Independence Realty Trust, Inc. 24,527,715
1,314,737 National Storage Affiliates Trust 37,496,299
Total 120,762,607
Utilities (2.4%)
188,603 Black Hills Corporation 9,118,955

Small Cap Stock Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Utilities (2.4%) - continued
220,457 Northwestern Energy Group, Inc. $ 10,584,140
456,084 Portland General Electric
Company 18,252,482
303,082 Spire, Inc. 16,860,452
Total 54,816,029
Total Common Stock
(cost $2,371,965,352) 2,226,940,207
Shares
Registered Investment
Companies ( 0.9% ) Value
U.S. Unaffiliated  (0.9%)
310,166 SPDR S&P Biotech ETF
b
20,542,294
Total 20,542,294
Total Registered Investment
Companies (cost $25,818,422) 20,542,294
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
18,905,950 Thrivent Cash Management Trust 18,905,950
Total Collateral Held for
Securities Loaned
(cost $18,905,950) 18,905,950
Shares Short-Term Investments ( 0.9% ) Value
Thrivent Core Short-Term Reserve
Fund
1,948,973 5.690% 19,489,729
Total Short-Term Investments
(cost $19,489,729) 19,489,729
Total Investments (cost
$2,436,179,453) 100.4% $2,285,878,180
Other Assets and Liabilities, Net
(0.4%) (8,861,407)
Total Net Assets 100.0% $2,277,016,773
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of October 31, 2023:
Securities Lending Transactions
Common Stock $ 18,829,189
Total lending $18,829,189
Gross amount payable upon return of
collateral for securities loaned $18,905,950
Net amounts due to counterparty $76,761
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $166,128,877
Gross unrealized depreciation (331,850,818)
Net unrealized appreciation (depreciation) ($165,721,941)
Cost for federal income tax purposes $2,451,600,121

Small Cap Stock Fund
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 62,990,786 62,990,786 – –
Consumer Discretionary 212,826,856 212,826,856 – –
Consumer Staples 105,575,991 105,575,991 – –
Energy 54,281,279 54,281,279 – –
Financials 347,973,597 347,973,597 – –
Health Care 174,843,533 174,843,533 – –
Industrials 584,456,965 535,336,871 49,120,094 –
Information Technology 343,990,986 343,990,986 – –
Materials 164,421,578 147,102,040 17,319,538 –
Real Estate 120,762,607 120,762,607 – –
Utilities 54,816,029 54,816,029 – –
Registered Investment Companies
U.S. Unaffiliated 20,542,294 20,542,294 – –
Subtotal Investments in Securities $2,247,482,501 $2,181,042,869 $ 66,439,632 $–
Other Investments  * Total
Affiliated Short-Term Investments 19,489,729
Collateral Held for Securities Loaned 18,905,950
Subtotal Other Investments $38,395,679
Total Investments at Value $2,285,878,180
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2023
Shares Held at
10/31/2023
% of Net
Assets
10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $22,999 $852,337 $ 855,846 $19,490 1,949 0.9%
Total Affiliated Short-Term Investments 22,999 19,490 0.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   763 415,420 397,277 18,906 18,906 0.8
Total Collateral Held for Securities Loaned 763 18,906 0.8
Total Value $23,762 $38,396
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 10/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.690% $3 ($3) $– $2,457
Total Income/Non Cash Income from Affiliated Investments $2,457
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 198
Total Affiliated Income from Securities Loaned, Net $198
Total $3 ($3) $–

Thrivent Mutual Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2023
Aggressive
Allocation Fund
Balanced Income
Plus Fund Global Stock Fund
Assets
Investments in unaffiliated securities at cost $902,230,147 $305,746,053 $1,437,178,280
Investments in affiliated securities at cost $975,873,164 $86,546,855 $102,273,227
Investments in unaffiliated securities at value
(#)
$969,931,021 $307,447,903 $1,614,066,876
Investments in affiliated securities at value 1,100,382,048 80,208,819 87,769,563
Cash 84,790 13,614 68,827
Foreign Currency — — 188,200
(a)
Dividends and interest receivable 2,692,792 1,532,898 3,661,892
Prepaid expenses 31,052 6,654 21,439
Prepaid trustee fees 11,117 2,013 7,692
Receivable for:
Investments sold 3,541,344 1,172,555 19,790,853
Investments sold on a delayed-delivery basis 6,838,682 2,929,261 —
Fund shares sold 601,147 84,869 51,045
Expense reimbursements 308,324 2,050 —
Variation margin on open future contracts 2,890,348 108,405 2,450,250
Variation margin on open swap contracts — — —
Total Assets 2,087,312,665 393,509,041 1,728,076,637
Liabilities
Distributions payable — — —
Accrued expenses 118,066 34,531 112,895
Payable for:
Investments purchased 3,605,570 698,693 19,709,215
Investments purchased on a delayed-delivery basis 34,849,483 8,265,481 —
Return of collateral for securities loaned 325,960 3,487,713 5,866,045
Foreign capital gain tax liability — — —
Fund shares redeemed 1,235,320 204,726 752,369
Variation margin on open future contracts 1,963,946 185,137 1,342,375
Variation margin on open swap contracts — 2,218 —
Investment advisory fees 1,291,757 180,321 832,979
Administrative fees 30,082 5,574 25,073
Distribution fees 34,866 7,482 44,910
Transfer agent fees 173,515 27,609 103,886
Trustee deferred compensation 52,246 39,338 242,863
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 917 58 —
Total Liabilities 43,681,728 13,138,881 29,032,610
Net Assets
Capital stock (beneficial interest) 1,798,618,241 391,892,446 1,459,988,610
Distributable earnings/(accumulated loss) 245,012,696 (11,522,286) 239,055,417
Total Net Assets $2,043,630,937 $380,370,160 $1,699,044,027
Class S Share Capital $1,013,482,569 $161,148,069 $371,585,958
Shares of beneficial interest outstanding (Class S) 63,369,443 13,282,857 15,383,077
Net asset value per share $15.99 $12.13 $24.16
Class A Share Capital $1,030,148,368 $219,222,091 $1,327,458,069
Shares of beneficial interest outstanding (Class A) 65,254,747 18,017,714 55,840,934
Net asset value per share $15.79 $12.17 $23.77
Maximum public offering price $16.53 $12.74 $24.89
(#)
Includes securities on loan of 321,408 3,392,929 5,517,560
(a) Foreign currency holdings, cost $189,148.
(b) Foreign currency holdings, cost $230,390.
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government
Bond Fund
High Income
Municipal Bond
Fund High Yield Fund Income Fund
International
Allocation Fund
Large Cap
Growth Fund
Large Cap Value
Fund
$90,062,884 $41,081,078 $700,600,577 $978,115,718 $638,618,718 $1,537,198,343 $1,529,480,613
$13,004,078 $— $66,558,458 $26,873,964 $33,963,019 $50,644,627 $11,388,786
$81,524,800 $35,271,038 $624,337,905 $841,558,185 $653,994,070 $2,084,379,240 $1,894,249,751
13,010,653 — 66,563,947 26,897,459 33,963,019 50,663,916 11,411,376
— 7,954 11,290 7,535 — — —
— — — — 231,339
(b)
— —
339,115 522,989 9,507,759 10,266,446 4,706,197 842,867 3,084,573
6,557 4,736 19,400 19,606 10,410 27,809 18,964
1,319 1,319 3,002 3,341 1,319 6,835 6,013
— — 3,301,800 19,069,205 16,799,082 36,888,484 —
1,921,982 — — — — — —
110,306 28,120 337,972 998,998 25,398 944,408 999,432
12,318 17,008 — — 13,186 — —
1,406 — — 23,048 132,070 — —
— — — (46,056) — — —
96,928,456 35,853,164 704,083,075 898,797,767 709,876,090 2,173,753,559 1,909,770,109
633 11,703 620,381 105,972 — — —
16,444 18,172 46,436 69,504 160,920 124,454 130,426
— — 3,618,290 1,100,000 16,443,400 37,346,378 —
15,661,281 733,475 1,893,700 13,059,020 — — —
— — 44,464,941 8,411,548 5,685,400 — —
— — — — 112,491 — —
63,656 159,885 691,985 542,768 56,902 525,999 789,698
7,000 313 — — 35,724 — —
— — 34,421 — — — —
27,815 14,878 216,056 253,650 412,027 1,189,025 740,346
1,182 506 9,463 12,713 10,498 31,283 27,969
35 — 10,667 7,395 3,343 12,887 9,051
2,025 1,123 30,862 26,127 21,387 77,396 43,128
12,740 4,377 68,196 75,579 74,771 63,297 75,030
— — — — — — —
— — — — — — —
15,792,811 944,432 51,705,398 23,664,276 23,016,863 39,370,719 1,815,648
98,925,355 42,515,465 820,155,560 1,077,699,875 732,364,721 1,522,806,129 1,471,408,905
(17,789,710) (7,606,733) (167,777,883) (202,566,384) (45,505,494) 611,576,711 436,545,556
$81,135,645 $34,908,732 $652,377,677 $875,133,491 $686,859,227 $2,134,382,840 $1,907,954,461
$79,067,307 $34,908,732 $339,561,005 $659,560,875 $588,400,510 $1,751,684,567 $1,640,029,576
9,562,049 4,063,933 86,137,825 88,440,898 64,069,618 111,309,633 64,663,083
$8.27 $8.59 $3.94 $7.46 $9.18 $15.74 $25.36
$2,068,338 $— $312,816,672 $215,572,616 $98,458,717 $382,698,273 $267,924,885
250,174 — 79,380,166 28,885,272 10,798,401 28,604,506 10,674,929
$8.27 $— $3.94 $7.46 $9.12 $13.38 $25.10
$8.44 $— $4.13 $7.81 $9.55 $14.01 $26.28
— — 43,108,422 8,119,227 5,273,579 — —

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2023
Limited Maturity
Bond Fund
Low Volatility Equity
Fund
Mid Cap Growth
Fund
Assets
Investments in unaffiliated securities at cost $1,355,659,517 $24,593,925 $24,004,485
Investments in affiliated securities at cost $3,556,345 $482,692 $839,640
Investments in unaffiliated securities at value
(#)
$1,286,495,352 $25,397,179 $24,656,163
Investments in affiliated securities at value 3,556,345 482,692 839,640
Cash 9,117 — —
Foreign Currency — 3,801
(a)
—
Initial margin deposit on open future contracts — 117,972 —
Dividends and interest receivable 10,344,780 93,903 4,381
Prepaid expenses 31,001 4,650 4,929
Prepaid trustee fees 6,096 1,319 1,319
Receivable for:
Investments sold 9,490,583 — 25,441
Investments sold on a delayed-delivery basis — — —
Fund shares sold 1,355,304 2,602 1,502
Expense reimbursements — 12,700 17,375
Variation margin on open future contracts — 2,300 —
Total Assets 1,311,288,578 26,119,118 25,550,750
Liabilities
Distributions payable 33,579 — —
Accrued expenses 110,317 19,033 15,196
Payable for:
Investments purchased 3,796,162 — 85,703
Investments purchased on a delayed-delivery basis 7,707,967 — —
Return of collateral for securities loaned 3,556,345 — 296,700
Fund shares redeemed 2,531,733 37,083 10,837
Variation margin on open future contracts — — —
Investment advisory fees 308,357 13,612 16,714
Administrative fees 18,803 386 379
Distribution fees 4,125 — —
Transfer agent fees 41,419 2,675 5,971
Trustee deferred compensation 75,110 4,384 3,806
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue — — —
Total Liabilities 18,183,917 77,173 435,306
Net Assets
Capital stock (beneficial interest) 1,379,801,645 24,353,019 28,185,787
Distributable earnings/(accumulated loss) (86,696,984) 1,688,926 (3,070,343)
Total Net Assets $1,293,104,661 $26,041,945 $25,115,444
Class S Share Capital $1,052,199,744 $26,041,945 $25,115,444
Shares of beneficial interest outstanding (Class S) 88,673,507 2,160,791 2,188,421
Net asset value per share $11.87 $12.05 $11.48
Class A Share Capital $240,904,917 $— $—
Shares of beneficial interest outstanding (Class A) 20,295,552 — —
Net asset value per share $11.87 $— $—
Maximum public offering price $11.87 $— $—
(#)
Includes securities on loan of 3,456,074 — 292,658
(a) Foreign currency holdings, cost $3,818.
(b) Foreign currency holdings, cost $3.
(c) Foreign currency holdings, cost $4.
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Stock
Fund
Mid Cap Value
Fund
Moderate
Allocation Fund
Moderately
Aggressive
Allocation Fund
Moderately
Conservative
Allocation Fund
Money Market
Fund
Municipal Bond
Fund
$2,974,610,319 $33,267,299 $1,404,610,500 $1,265,677,754 $560,353,645 $2,024,246,676 $1,289,808,847
$169,282,257 $488,489 $1,569,253,530 $2,055,347,014 $484,691,878 $— $—
$3,339,290,572 $32,674,506 $1,388,222,116 $1,282,137,317 $521,856,760 $2,024,246,676 $1,162,032,207
169,310,395 488,489 1,805,454,660 2,338,082,626 531,032,169 — —
— — 23,691 252,686 15,322 229,288 6,150
— 3
(b)
— 4
(c)
— — —
— — — — — — —
3,136,491 31,353 7,895,947 6,016,189 3,630,379 9,388,240 17,322,511
31,747 5,018 39,964 41,292 25,086 23,045 19,930
17,163 1,319 17,038 19,565 5,550 9,795 6,370
— — 3,528,035 3,023,252 1,152,746 — —
— — 12,431,863 7,519,381 6,938,316 — —
3,376,816 105,484 1,147,134 1,609,512 1,144,950 15,217,494 592,520
— 14,418 527,889 735,398 135,129 25,324 15,858
— — 3,380,253 3,855,286 616,938 — 10,470
3,515,163,184 33,320,590 3,222,668,590 3,643,292,508 1,066,553,345 2,049,139,862 1,180,006,016
— — — — — 78,004 376,708
264,029 16,899 104,775 128,724 52,359 181,149 67,750
— — 3,073,391 2,563,815 687,367 — —
— — 51,557,041 29,591,013 28,457,707 21,500,000 6,814,539
— — 6,898,334 4,765,229 3,269,156 — —
2,696,296 37,932 3,165,655 1,435,999 925,257 5,111,855 1,008,126
— — 2,392,971 3,359,619 487,215 — —
1,876,968 21,691 1,685,454 2,074,396 521,220 408,990 418,237
53,159 492 46,251 52,866 15,096 27,811 17,220
42,211 — 59,064 72,904 19,523 — 28,410
150,286 3,905 163,169 242,769 55,870 80,637 33,900
175,702 3,806 85,229 100,296 40,520 — 141,085
— — — — — — —
— — 678 394 372 — —
5,258,651 84,725 69,232,012 44,388,024 34,531,662 27,388,446 8,905,975
3,090,867,650 33,854,378 2,915,566,024 3,215,854,921 1,057,554,190 2,021,718,655 1,370,737,092
419,036,883 (618,513) 237,870,554 383,049,563 (25,532,507) 32,761 (199,637,051)
$3,509,904,533 $33,235,865 $3,153,436,578 $3,598,904,484 $1,032,021,683 $2,021,751,416 $1,171,100,041
$2,274,596,715 $33,235,865 $1,416,033,916 $1,448,508,266 $459,640,974 $1,405,117,298 $341,826,906
76,883,075 2,325,343 104,423,177 97,759,290 40,705,661 1,405,069,229 36,425,935
$29.59 $14.29 $13.56 $14.82 $11.29 $1.00 $9.38
$1,235,307,818 $— $1,737,402,662 $2,150,396,218 $572,380,709 $616,634,118 $829,273,135
49,369,796 — 128,536,059 146,752,067 50,864,686 616,613,984 88,367,446
$25.02 $— $13.52 $14.65 $11.25 $1.00 $9.38
$26.20 $— $14.16 $15.34 $11.78 $1.00 $9.82
— — 6,709,665 4,652,729 3,153,773 — —

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2023
Opportunity
Income Plus Fund
Small Cap Growth
Fund
Small Cap Stock
Fund
Assets
Investments in unaffiliated securities at cost $621,697,065 $192,528,670 $2,397,783,774
Investments in affiliated securities at cost $126,983,980 $4,139,876 $38,395,679
Investments in unaffiliated securities at value
(#)
$566,409,659 $185,517,532 $2,247,482,501
Investments in affiliated securities at value 110,887,052 4,139,876 38,395,679
Cash 34,794 — —
Dividends and interest receivable 5,003,738 35,413 887,517
Prepaid expenses 14,516 5,909 22,038
Prepaid trustee fees 3,442 1,319 12,031
Receivable for:
Investments sold 2,360,446 732,139 703,857
Investments sold on a delayed-delivery basis 8,096,046 — —
Fund shares sold 425,945 246,823 18,120,659
Expense reimbursements — 33,028 —
Variation margin on open future contracts 15,750 — —
Total Assets 693,251,388 190,712,039 2,305,624,282
Liabilities
Distributions payable 92,548 — —
Accrued expenses 77,126 46,528 310,087
Payable for:
Investments purchased 1,056,878 — —
Investments purchased on a delayed-delivery basis 31,061,691 — —
Return of collateral for securities loaned 13,199,079 — 18,905,950
Fund shares redeemed 695,206 78,933 7,889,469
Variation margin on open future contracts 19,789 — —
Variation margin on open swap contracts 12,120 — —
Investment advisory fees 242,429 136,299 1,247,034
Administrative fees 9,401 2,900 33,889
Distribution fees 5,657 — 15,674
Transfer agent fees 24,424 14,746 106,962
Trustee deferred compensation 51,383 4,377 98,444
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 229 — —
Total Liabilities 46,547,960 283,783 28,607,509
Net Assets
Capital stock (beneficial interest) 786,357,020 233,808,658 2,512,672,667
Distributable earnings/(accumulated loss) (139,653,592) (43,380,402) (235,655,894)
Total Net Assets $646,703,428 $190,428,256 $2,277,016,773
Class S Share Capital $481,358,013 $190,428,256 $1,812,153,971
Shares of beneficial interest outstanding (Class S) 56,908,852 13,937,720 73,377,860
Net asset value per share $8.46 $13.66 $24.70
Class A Share Capital $165,345,415 $— $464,862,802
Shares of beneficial interest outstanding (Class A) 19,549,708 — 25,770,851
Net asset value per share $8.46 $— $18.04
Maximum public offering price $8.86 $— $18.89
(#)
Includes securities on loan of 12,814,414 — 18,829,189
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2023
Aggressive Allocation
Fund
Balanced Income Plus
Fund Global Stock Fund
Investment Income
Dividends $12,762,777 $2,731,631 $33,491,451
Taxable interest 3,382,351 9,481,707 14,598,300
Tax-Exempt interest — — —
Income from mortgage dollar rolls 23,478 23,763 —
Affiliated income from securities loaned, net 16,022 48,512 118,351
Income from affiliated investments 15,450,936 1,738,715 2,223,261
Non cash income from affiliated investments 10,996,225 2,028,403 —
Foreign tax withholding (45,816) (6,203) (2,058,552)
Total Investment Income 42,585,973 16,046,528 48,372,811
Expenses
Adviser fees 15,043,851 2,212,126 9,990,346
Administrative service fees 420,273 138,375 371,422
Audit and legal fees 51,239 41,423 69,968
Custody fees 88,883 61,039 204,154
Distribution expenses Class A 2,685,061 585,420 3,491,906
Insurance expenses 10,269 5,282 9,722
Pricing service fees — — —
Printing and postage expenses Class S 243,737 29,619 23,948
Printing and postage expenses Class A 139,597 38,240 236,497
SEC and state registration expenses 108,760 41,950 58,289
Transfer agent fees Class S 1,542,176 147,620 137,234
Transfer agent fees Class A 903,073 218,586 1,406,148
Trustees' fees 79,921 18,445 77,467
Other expenses 38,914 99,285 89,924
Total Expenses Before Reimbursement 21,355,754 3,637,410 16,167,025
Less:
Reimbursement from adviser (3,664,524) (26,854) —
Total Net Expenses 17,691,230 3,610,556 16,167,025
Net Investment Income/(Loss) 24,894,743 12,435,972 32,205,786
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (3,348,294) (1,271,969) 45,061,072
Affiliated investments (2,891,778) (1,560,013) —
Distributions of realized capital gains from
affiliated investments 27,147,270 — —
Written option contracts 12,234 34,891 —
Futures contracts 28,529,499 (2,425,485) 25,692,140
Foreign currency transactions (7,860) (2,358) (208,307)
Swap agreements — (153,025) —
Change in net unrealized appreciation/(depreciation) on:
Investments (4,965,592) 457,384 39,438,834
Affiliated investments 15,134,245 5,167,020 526,371
Futures contracts 2,540,538 784,086 (1,221,206)
Foreign currency transactions 8,401 6,455 127,357
Swap agreements — 87,400 —
Foreign capital gain tax liability — — —
Net Realized and Unrealized Gains/(Losses) 62,158,663 1,124,386 109,416,261
Net Increase/(Decrease) in Net Assets Resulting
From Operations $87,053,406 $13,560,358 $141,622,047
(a) Includes foreign capital gain taxes paid of $60,198.

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government
Bond Fund
High Income
Municipal Bond
Fund High Yield Fund Income Fund
International
Allocation Fund
Large Cap
Growth Fund
Large Cap Value
Fund
$— $— $1,653,856 $— $28,146,913 $17,151,160 $49,802,900
2,673,257 8,527 39,590,487 39,983,453 149,323 — 3
— 1,476,852 — — — — —
22,956 — — — — — —
— — 550,240 86,980 124,664 — 1,793
530,242 — 668,634 1,548,492 2,036,987 2,458,654 1,870,152
— — — — — — —
— — — — (3,112,662) (27,861) (269,373)
3,226,455 1,485,379 42,463,217 41,618,925 27,345,225 19,581,953 51,405,475
350,219 169,995 2,602,367 3,092,894 5,289,451 12,541,930 8,771,050
84,884 75,780 184,258 225,244 205,070 398,027 401,351
37,023 36,675 40,740 42,113 89,873 48,276 49,553
6,117 2,624 12,807 17,189 498,092 18,956 42,658
3,009 — 818,601 587,822 268,032 893,496 723,654
4,242 4,064 6,149 6,949 6,582 9,903 9,920
— 39,893 — — — — —
12,127 11,278 62,836 63,332 21,607 124,246 83,934
5,717 — 61,317 49,433 41,883 54,988 41,673
31,137 19,363 64,911 64,903 41,599 117,835 108,679
45,108 29,980 267,538 502,694 82,889 1,117,236 1,078,775
5,176 — 314,971 253,632 277,479 395,364 293,385
10,534 9,696 28,164 31,690 16,854 47,119 48,255
28,336 15,855 52,452 60,192 180,870 31,331 31,246
623,629 415,203 4,517,111 4,998,087 7,020,281 15,798,707 11,684,133
(154,645) (211,209) — — (305,685) — —
468,984 203,994 4,517,111 4,998,087 6,714,596 15,798,707 11,684,133
2,757,471 1,281,385 37,946,106 36,620,838 20,630,629 3,783,246 39,721,342
(3,886,527) (1,414,739) (14,710,027) (38,917,865) (11,043,670)
(a)
76,593,882 38,267,064
— — — 33 66,976 — 238
— — — — — — —
18,805 — — — — — —
(188,341) 190,928 — (3,115,031) 4,506,717 — —
— — — — (413,686) — (53,129)
— — (53,431) (1,228,495) — — —
446,024 1,056,687 9,526,687 29,359,312 79,828,594 285,645,281 (67,793,804)
— — — (33) (66,976) — (238)
(199,153) (246,078) — 2,400,830 1,568,274 — —
— — — — 134,853 — 28,690
— — 212,873 888,794 — — —
— — — — (44,705) — —
(3,809,192) (413,202) (5,023,898) (10,612,455) 74,536,377 362,239,163 (29,551,179)
$(1,051,721) $868,183 $32,922,208 $26,008,383 $95,167,006 $366,022,409 $10,170,163

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2023
Limited Maturity Bond
Fund
Low Volatility Equity
Fund Mid Cap Growth Fund
Investment Income
Dividends $155,665 $853,721 $97,639
Taxable interest 46,267,789 2,268 —
Tax-Exempt interest — — —
Income from mortgage dollar rolls 66,300 — —
Affiliated income from securities loaned, net 61,495 477 2,188
Income from affiliated investments — 35,8 03 31,518
Non cash income from affiliated investments — — —
Foreign tax withholding — (52,369) (320)
Total Investment Income 46,551,249 839,900 131,025
Expenses
Adviser fees 3,795,307 180,666 182,941
Administrative service fees 302,581 75,119 74,147
Audit and legal fees 45,556 37,472 37,414
Custody fees 26,393 19,446 7,791
Distribution expenses Class A 331,192 — —
Insurance expenses 8,447 4,054 4,020
Printing and postage expenses Class S 116,570 14,966 17,015
Printing and postage expenses Class A 59,764 — —
SEC and state registration expenses 91,825 18,510 19,503
Transfer agent fees Class S 1,037,053 40,950 75,102
Transfer agent fees Class A 288,189 — —
Trustees' fees 53,602 9,697 9,633
Other expenses 69,815 27,262 16,473
Total Expenses Before Reimbursement 6,226,294 428,142 444,039
Less:
Reimbursement from adviser — (142,087) (224,510)
Total Net Expenses 6,226,294 286,055 219,529
Net Investment Income/(Loss) 40,324,955 553,845 (88,504)
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (13,271,224) 463,747 (1,761,695)
Affiliated investments — — —
Distributions of realized capital gains from
affiliated investments — — —
Written option contracts — — —
Futures contracts (415,476) 58,901 —
Foreign currency transactions — (11,897) —
Swap agreements — — —
Change in net unrealized appreciation/(depreciation) on:
Investments 39,016,090 399,794 922,631
Affiliated investments — — —
Futures contracts 1,107,278 (25,577) —
Foreign currency transactions — 2,156 —
Swap agreements — — —
Net Realized and Unrealized Gains/(Losses) 26,436,668 887,124 (839,064)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $66,761,623 $1,440,969 $(927,568)

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Stock
Fund
Mid Cap Value
Fund
Moderate
Allocation Fund
Moderately
Aggressive
Allocation Fund
Moderately
Conservative
Allocation Fund
Money Market
Fund
Municipal Bond
Fund
$37,508,194 $672,298 $12,465,930 $14,830,078 $2,079,777 $1,967,682 $—
— 3 29,888,435 18,102,706 17,143,145 67,009,478 120,530
— — — — — — 49,798,683
— — 53,638 24,306 33,600 — —
149,280 — 74,106 48,457 36,512 — —
8,941,624 44,513 19,136,537 20,980,963 5,303,956 — —
— — 25,439,092 28,744,235 11,459,058 — —
— — (35,933) (43,508) (4,485) — —
46,599,098 716,814 87,021,805 82,687,237 36,051,563 68,977,160 49,919,213
22,299,367 231,541 20,200,087 24,615,110 6,494,316 3,470,971 5,332,959
702,071 75,248 624,627 697,434 258,310 306,026 292,601
59,370 37,406 59,316 61,566 46,222 40,952 44,832
42,930 4,512 88,841 95,760 68,325 15,378 13,888
3,471,765 — 4,580,538 5,646,072 1,558,769 — 2,337,569
15,022 4,031 14,433 15,609 7,652 7,233 8,325
251,849 15,152 178,765 268,783 68,226 129,983 35,031
156,529 — 191,363 248,344 78,060 157,774 81,787
178,389 25,683 136,769 146,310 74,411 366,338 68,058
2,472,928 61,423 1,133,294 1,619,638 353,274 442,507 337,384
1,131,653 — 1,142,651 1,614,919 418,033 505,500 373,186
132,500 9,633 128,490 145,130 45,058 48,309 63,281
47,060 16,441 111,744 113,638 96,502 27,548 156,127
30,961,433 481,070 28,590,918 35,288,313 9,567,158 5,518,519 9,145,028
— (203,221) (6,201,400) (8,640,287) (1,637,333) (248,963) (143,649)
30,961,433 277,849 22,389,518 26,648,026 7,929,825 5,269,556 9,001,379
15,637,665 438,965 64,632,287 56,039,211 28,121,738 63,707,604 40,917,834
46,965,492 (387,907) (32,304,717) (14,150,331) (12,497,413) 28,430 (13,841,150)
— — (3,783,585) (8,389,112) (2,665,635) — —
— — 43,825,845 59,466,693 10,365,798 — —
— — 39,648 23,563 21,297 — —
— — 29,266,880 34,331,309 1,157,290 — (4,015,869)
— (221) (7,094) (4,104) (1,959) — —
— — 580,151 976,721 176,801 — —
(222,659,008) (1,808,111) 20,665,933 (8,033,314) 3,305,100 129,175 (853,186)
— — 12,378,209 33,783,847 5,631,765 — —
— — 306,728 4,938,116 (1,266,627) — (1,096,935)
— — 11,445 12,389 3,880 — —
— — (364,628) (624,963) (108,196) — —
(175,693,516) (2,196,239) 70,614,815 102,330,814 4,122,101 157,605 (19,807,140)
$(160,055,851) $(1,757,274) $135,247,102 $158,370,025 $32,243,839 $63,865,209 $21,110,694

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2023
Opportun ity
Income Plus Fund
Small Cap Growth
Fund
Small Cap Stock
Fund
Investment Income
Dividends $1,542,837 $1,159,798 $28,532,712
Taxable interest 28,372,974 — —
Income from mortgage dollar rolls 21,551 — —
Affiliated income from securities loaned, net 170,121 7,489 197,920
Income from affiliated investments 2,255,617 284,101 2,457,247
Non cash income from affiliated investments 3,858,144 — —
Foreign tax withholding — (9,443) (269,433)
Total Investment Income 36,221,244 1,441,945 30,918,446
Expenses
Adviser fees 2,875,441 1,521,508 13,738,271
Administrative service fees 181,581 102,396 442,361
Audit and legal fees 40,640 38,244 48,296
Custody fees 48,445 15,817 49,723
Distribution expenses Class A 449,751 — 1,307,374
Insurance expenses 6,110 4,463 9,520
Printing and postage expenses Class S 69,317 81,107 215,987
Printing and postage expenses Class A 36,759 — 76,360
SEC and state registration expenses 60,964 39,342 251,507
Transfer agent fees Class S 546,025 342,129 2,095,624
Transfer agent fees Class A 207,447 — 570,630
Trustees' fees 29,197 9,696 80,094
Other expenses 109,972 17,293 32,144
Total Expenses Before Reimbursement 4,661,649 2,171,995 18,917,891
Less:
Reimbursement from adviser — (361,666) —
Total Net Expenses 4,661,649 1,810,329 18,917,891
Net Investment Income/(Loss) 31,559,595 (368,384) 12,000,555
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (19,238,073) (22,992,887) (84,437,005)
Affiliated investments (4,994,245) — 2,596
Written option contracts 34,438 — —
Futures contracts (2,345,632) — —
Foreign currency transactions — (1,880) (3,174)
Swap agreements (757,151) — —
Change in net unrealized appreciation/(depreciation)
on:
Investments 9,759,216 (1,853,060) (131,117,110)
Affiliated investments 8,401,287 — (2,596)
Futures contracts (583,281) — —
Foreign currency transactions — 25 —
Swap agreements 398,547 — —
Net Realized and Unrealized Gains/(Losses) (9,324,894) (24,847,802) (215,557,289)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $22,234,701 $(25,216,186) $(203,556,734)

Thrivent Mutual Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Aggressive Allocation Fund Balanced Income Plus Fund
For the periods ended
10/31/2023 10/31/2022 10/31/2023 10/31/2022
Operations
Net investment income/(loss) $24,894,743 $11,931,862 $12,435,972 $9,796,857
Net realized gains/(losses) 49,441,071 53,735,413 (5,377,959) (356,997)
Change in net unrealized appreciation/(depreciation) 12,717,592 (460,822,460) 6,502,345 (78,436,240)
Net Change in Net Assets Resulting From Operations 87,053,406 (395,155,185) 13,560,358 (68,996,380)
Distributions to Shareholders
From income/realized gains Class S (22,179,217) (86,703,460) (5,250,789) (13,357,079)
From income/realized gains Class A (23,931,846) (119,131,287) (6,719,736) (20,135,873)
Total from income/realized gains (46,111,063) (205,834,747) (11,970,525) (33,492,952)
Total Distributions to Shareholders (46,111,063) (205,834,747) (11,970,525) (33,492,952)
Capital Stock Transactions
Class S
Sold 239,562,937 272,578,842 29,386,571 52,403,357
Distributions reinvested 22,145,520 86,655,338 5,058,890 13,103,333
Redeemed (130,548,574) (123,450,316) (36,042,099) (34,035,821)
Total Class S Capital Stock Transactions 131,159,883 235,783,864 (1,596,638) 31,470,869
Class A
Sold 66,894,064 80,634,352 9,767,168 21,085,456
Distributions reinvested 23,886,139 118,862,926 6,532,609 19,698,446
Redeemed (101,835,574) (101,310,608) (29,980,392) (30,730,369)
Total Class A Capital Stock Transactions (11,055,371) 98,186,670 (13,680,615) 10,053,533
Capital Stock Transactions 120,104,512 333,970,534 (15,277,253) 41,524,402
Net Increase/(Decrease) in Net Assets 161,046,855 (267,019,398) (13,687,420) (60,964,930)
Net Assets, Beginning of Period 1,882,584,082 2,149,603,480 394,057,580 455,022,510
Net Assets, End of Period $2,043,630,937 $1,882,584,082 $380,370,160 $394,057,580
Capital Stock Share Transactions
Class S shares
Sold 14,635,351 15,701,109 2,330,924 3,817,066
Distributions reinvested 1,423,868 4,531,667 404,717 932,432
Redeemed (7,954,825) (7,170,576) (2,864,607) (2,559,567)
Total Class S share transactions 8,104,394 13,062,200 (128,966) 2,189,931
Class A shares
Sold 4,139,421 4,692,444 773,371 1,535,237
Distributions reinvested 1,554,254 6,297,866 521,355 1,392,432
Redeemed (6,283,965) (5,827,240) (2,375,833) (2,308,767)
Total Class A share transactions (590,290) 5,163,070 (1,081,107) 618,902

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Global Stock Fund Government Bond Fund
High Income Municipal Bond
Fund High Yield Fund
10/31/2023 10/31/2022 10/31/2023 10/31/2022 10/31/2023 10/31/2022 10/31/2023 10/31/2022
$32,205,786 $17,687,817 $2,757,471 $1,742,031 $1,281,385 $957,175 $37,946,106 $35,553,178
70,544,905 49,835,405 (4,056,063) (3,842,282) (1,223,811) (315,213) (14,763,458) (6,879,811)
38,871,356 (511,292,381) 246,871 (10,115,668) 810,609 (7,884,646) 9,739,560 (110,708,737)
141,622,047 (443,769,159) (1,051,721) (12,215,919) 868,183 (7,242,684) 32,922,208 (82,035,370)
(12,045,184) (55,385,484) (2,687,340) (1,709,437) (1,281,386) (970,743) (20,304,073) (18,711,374)
(41,870,284) (227,623,448) (70,130) (52,616) – – (18,403,866) (17,490,041)
(53,915,468) (283,008,932) (2,757,470) (1,762,053) (1,281,386) (970,743) (38,707,939) (36,201,415)
(53,915,468) (283,008,932) (2,757,470) (1,762,053) (1,281,386) (970,743) (38,707,939) (36,201,415)
12,950,633 19,403,029 15,977,041 13,457,928 9,799,623 15,139,170 61,688,610 81,783,249
11,998,027 55,177,867 2,679,260 1,703,801 1,161,194 865,429 17,879,539 16,564,862
(14,963,802) (18,094,596) (16,655,390) (25,356,210) (6,695,236) (10,307,456) (64,661,094) (133,844,349)
9,984,858 56,486,300 2,000,911 (10,194,481) 4,265,581 5,697,143 14,907,055 (35,496,238)
22,931,909 26,196,409 – – – – 13,384,310 13,070,317
41,350,659 224,804,960 67,788 50,823 – – 13,703,340 13,043,648
(132,349,329) (144,047,625) (456,391) (656,921) – – (38,922,814) (42,645,383)
(68,066,761) 106,953,744 (388,603) (606,098) – – (11,835,164) (16,531,418)
(58,081,903) 163,440,044 1,612,308 (10,800,579) 4,265,581 5,697,143 3,071,891 (52,027,656)
29,624,676 (563,338,047) (2,196,883) (24,778,551) 3,852,378 (2,516,284) (2,713,840) (170,264,441)
1,669,419,351 2,232,757,398 83,332,528 108,111,079 31,056,354 33,572,638 655,091,517 825,355,958
$1,699,044,027 $1,669,419,351 $81,135,645 $83,332,528 $34,908,732 $31,056,354 $652,377,677 $655,091,517
524,378 744,179 1,816,160 1,412,320 1,071,784 1,462,256 15,239,009 18,376,350
520,394 1,910,132 305,896 182,329 127,094 88,388 4,425,380 3,885,822
(615,581) (690,920) (1,911,298) (2,614,670) (731,772) (1,019,433) (16,011,593) (30,196,220)
429,191 1,963,391 210,758 (1,020,021) 467,106 531,211 3,652,796 (7,934,048)
949,740 996,982 – – – – 3,311,820 2,987,606
1,819,041 7,908,042 7,734 5,435 – – 3,392,407 3,068,566
(5,481,282) (5,575,115) (52,313) (69,125) – – (9,636,284) (9,880,948)
(2,712,501) 3,329,909 (44,579) (63,690) – – (2,932,057) (3,824,776)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Income Fund International Allocation Fund
For the periods ended
10/31/2023 10/31/2022 10/31/2023 10/31/2022
Operations
Net investment income/(loss) $36,620,838 $30,529,262 $20,630,629 $17,140,719
Net realized gains/(losses) (43,261,358) (21,715,530) (6,883,663) (61,198,876)
Change in net unrealized appreciation/(depreciation) 32,648,903 (220,075,993) 81,420,040 (202,995,832)
Net Change in Net Assets Resulting From Operations 26,008,383 (211,262,261) 95,167,006 (247,053,989)
Distributions to Shareholders
From income/realized gains Class S (27,254,266) (36,979,106) (14,754,826) (75,448,346)
From income/realized gains Class A (8,736,614) (13,459,071) (1,758,145) (12,121,653)
Total from income/realized gains (35,990,880) (50,438,177) (16,512,971) (87,569,999)
Total Distributions to Shareholders (35,990,880) (50,438,177) (16,512,971) (87,569,999)
Capital Stock Transactions
Class S
Sold 126,566,476 145,480,291 9,214,328 16,569,734
Distributions reinvested 26,865,060 36,448,189 14,705,561 75,359,832
Redeemed (107,659,310) (204,713,147) (148,792,939) (8,950,936)
Total Class S Capital Stock Transactions 45,772,226 (22,784,667) (124,873,050) 82,978,630
Class A
Sold 15,280,045 10,191,310 3,096,788 3,416,574
Distributions reinvested 7,835,835 12,295,771 1,717,426 11,882,907
Redeemed (38,073,621) (45,150,647) (13,645,464) (15,085,032)
Total Class A Capital Stock Transactions (14,957,741) (22,663,566) (8,831,250) 214,449
Capital Stock Transactions 30,814,485 (45,448,233) (133,704,300) 83,193,079
Net Increase/(Decrease) in Net Assets 20,831,988 (307,148,671) (55,050,265) (251,430,909)
Net Assets, Beginning of Period 854,301,504 1,161,450,175 741,909,492 993,340,401
Net Assets, End of Period $875,133,492 $854,301,504 $686,859,227 $741,909,492
Capital Stock Share Transactions
Class S shares
Sold 16,069,688 16,584,277 958,555 1,694,675
Distributions reinvested 3,415,146 4,108,032 1,635,769 6,736,288
Redeemed (13,710,487) (23,179,011) (15,666,789) (872,555)
Total Class S share transactions 5,774,347 (2,486,702) (13,072,465) 7,558,408
Class A shares
Sold 1,935,698 1,147,298 325,407 339,256
Distributions reinvested 994,979 1,379,183 191,891 1,069,782
Redeemed (4,851,447) (5,188,864) (1,440,942) (1,530,510)
Total Class A share transactions (1,920,770) (2,662,383) (923,644) (121,472)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Growth Fund Large Cap Value Fund Limited Maturity Bond Fund Low Volatility Equity Fund
10/31/2023 10/31/2022 10/31/2023 10/31/2022 10/31/2023 10/31/2022 10/31/2023 10/31/2022
$3,783,246 $(6,071,873) $39,721,342 $35,088,073 $40,324,955 $25,238,291 $553,845 $382,838
76,593,882 122,794,775 38,214,173 82,225,098 (13,686,700) 715,402 510,751 396,073
285,645,281 (881,428,317) (67,765,352) (187,306,133) 40,123,368 (121,162,748) 376,373 (4,394,840)
366,022,409 (764,705,415) 10,170,163 (69,992,962) 66,761,623 (95,209,055) 1,440,969 (3,615,929)
(96,356,512) (101,603,061) (96,462,756) (114,971,540) (33,335,170) (22,111,895) (781,288) (1,714,309)
(26,208,208) (30,811,390) (17,004,838) (21,478,804) (7,578,428) (5,572,489) – –
(122,564,720) (132,414,451) (113,467,594) (136,450,344) (40,913,598) (27,684,384) (781,288) (1,714,309)
(122,564,720) (132,414,451) (113,467,594) (136,450,344) (40,913,598) (27,684,384) (781,288) (1,714,309)
264,773,008 313,977,945 241,711,157 259,521,937 254,963,177 467,882,984 5,225,958 9,911,319
96,258,278 101,494,253 96,387,762 114,892,424 33,021,015 21,882,635 777,054 1,704,010
(150,611,743) (159,709,263) (166,414,334) (165,082,068) (370,050,065) (626,610,331) (9,794,258) (6,615,298)
210,419,543 255,762,935 171,684,585 209,332,293 (82,065,873) (136,844,712) (3,791,246) 5,000,031
36,469,488 36,037,777 18,746,557 34,818,360 33,810,563 73,028,080 – –
25,832,502 30,373,847 16,684,149 21,005,515 7,377,915 5,429,699 – –
(40,012,031) (46,270,328) (40,923,351) (30,548,238) (90,826,642) (132,468,309) – –
22,289,959 20,141,296 (5,492,645) 25,275,637 (49,638,164) (54,010,530) – –
232,709,502 275,904,231 166,191,940 234,607,930 (131,704,037) (190,855,242) (3,791,246) 5,000,031
476,167,191 (621,215,635) 62,894,509 28,164,624 (105,856,012) (313,748,681) (3,131,565) (330,207)
1,658,215,649 2,279,431,284 1,845,059,952 1,816,895,328 1,398,960,673 1,712,709,354 29,173,510 29,503,717
$2,134,382,840 $1,658,215,649 $1,907,954,461 $1,845,059,952 $1,293,104,661 $1,398,960,673 $26,041,945 $29,173,510
17,534,838 17,976,153 9,151,509 9,451,679 21,446,616 38,303,339 424,387 769,654
7,549,669 5,019,487 3,726,865 4,094,320 2,774,340 1,805,368 63,844 124,684
(10,067,827) (10,126,034) (6,349,492) (6,093,681) (31,123,343) (51,028,173) (790,317) (515,284)
15,016,680 12,869,606 6,528,882 7,452,318 (6,902,387) (10,919,466) (302,086) 379,054
2,861,724 2,493,514 715,424 1,279,142 2,842,538 5,936,839 – –
2,378,676 1,735,661 651,176 756,169 619,728 447,824 – –
(3,185,232) (3,166,971) (1,576,428) (1,124,955) (7,638,751) (10,840,925) – –
2,055,168 1,062,204 (209,828) 910,356 (4,176,485) (4,456,262) – –

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

3
Mid Cap Growth Fund Mid Cap Stock Fund
For the periods ended
10/31/2023 10/31/2022 10/31/2023 10/31/2022
Operations
Net investment income/(loss) $(88,504) $(91,304) $15,637,665 $6,966,880
Net realized gains/(losses) (1,761,695) (1,761,231) 46,965,492 99,852,653
Change in net unrealized appreciation/(depreciation) 922,631 (4,541,872) (222,659,008) (716,480,993)
Net Change in Net Assets Resulting From Operations (927,568) (6,394,407) (160,055,851) (609,661,460)
Distributions to Shareholders
From income/realized gains Class S – (568,386) (58,545,604) (215,579,632)
From income/realized gains Class A – – (41,269,141) (185,026,495)
Total from income/realized gains – (568,386) (99,814,745) (400,606,127)
Total Distributions to Shareholders – (568,386) (99,814,745) (400,606,127)
Capital Stock Transactions
Class S
Sold 10,223,106 11,812,649 757,077,304 781,894,377
Distributions reinvested – 567,890 56,909,692 208,020,971
Redeemed (4,443,555) (4,469,965) (456,184,769) (482,229,356)
Total Class S Capital Stock Transactions 5,779,551 7,910,574 357,802,227 507,685,992
Class A
Sold – – 58,555,487 101,080,869
Distributions reinvested – – 40,779,738 182,769,194
Redeemed – – (140,978,027) (128,100,115)
Total Class A Capital Stock Transactions – – (41,642,802) 155,749,948
Capital Stock Transactions 5,779,551 7,910,574 316,159,425 663,435,940
Net Increase/(Decrease) in Net Assets 4,851,983 947,781 56,288,829 (346,831,647)
Net Assets, Beginning of Period 20,263,461 19,315,680 3,453,615,704 3,800,447,351
Net Assets, End of Period $25,115,444 $20,263,461 $3,509,904,533 $3,453,615,704
Capital Stock Share Transactions
Class S shares
Sold 823,298 911,852 23,526,496 22,847,441
Distributions reinvested – 35,761 1,837,820 5,602,838
Redeemed (361,063) (335,088) (14,171,359) (14,374,240)
Total Class S share transactions 462,235 612,525 11,192,957 14,076,039
Class A shares
Sold – – 2,144,775 3,635,166
Distributions reinvested – – 1,554,485 5,787,498
Redeemed – – (5,176,333) (4,395,332)
Total Class A share transactions – – (1,477,073) 5,027,332

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Value Fund Moderate Allocation Fund
Moderately Aggressive Allocation
Fund
Moderately Conservative
Allocation Fund
10/31/2023 10/31/2022 10/31/2023 10/31/2022 10/31/2023 10/31/2022 10/31/2023 10/31/2022
$438,965 $175,841 $64,632,287 $40,680,083 $56,039,211 $34,701,743 $28,121,738 $19,882,451
(388,128) 492,623 37,617,128 26,229,167 72,254,739 117,806,915 (3,443,821) (15,093,405)
(1,808,111) (1,235,005) 32,997,687 (687,138,831) 30,076,075 (889,172,767) 7,565,922 (219,061,399)
(1,757,274) (566,541) 135,247,102 (620,229,581) 158,370,025 (736,664,109) 32,243,839 (214,272,353)
(660,441) (516,282) (29,393,312) (95,519,307) (41,460,132) (96,124,799) (12,740,809) (22,528,325)
– – (33,666,767) (138,302,849) (64,438,498) (180,384,218) (14,940,093) (30,339,867)
(660,441) (516,282) (63,060,079) (233,822,156) (105,898,630) (276,509,017) (27,680,902) (52,868,192)
(660,441) (516,282) (63,060,079) (233,822,156) (105,898,630) (276,509,017) (27,680,902) (52,868,192)
23,818,964 13,401,465 273,177,762 372,547,683 304,728,024 357,946,558 90,541,530 175,331,630
658,541 513,258 29,271,491 95,212,826 41,402,758 96,015,374 12,663,902 22,383,989
(8,643,735) (5,029,388) (243,659,958) (246,516,449) (211,282,810) (199,132,300) (116,999,075) (138,576,770)
15,833,770 8,885,335 58,789,295 221,244,060 134,847,972 254,829,632 (13,793,643) 59,138,849
– – 91,749,025 133,092,723 111,864,279 137,926,849 27,573,179 51,361,631
– – 33,417,443 137,509,733 64,180,574 179,698,147 14,779,832 30,053,237
– – (222,666,639) (220,983,440) (228,696,146) (234,243,634) (94,138,180) (103,026,323)
– – (97,500,171) 49,619,016 (52,651,293) 83,381,362 (51,785,169) (21,611,455)
15,833,770 8,885,335 (38,710,876) 270,863,076 82,196,679 338,210,994 (65,578,812) 37,527,394
13,416,055 7,802,512 33,476,147 (583,188,661) 134,668,074 (674,962,132) (61,015,875) (229,613,151)
19,819,810 12,017,298 3,119,960,431 3,703,149,092 3,464,236,410 4,139,198,542 1,093,037,558 1,322,650,709
$33,235,865 $19,819,810 $3,153,436,578 $3,119,960,431 $3,598,904,484 $3,464,236,410 $1,032,021,683 $1,093,037,558
1,538,010 863,043 19,630,367 25,037,003 20,115,881 21,931,028 7,731,546 13,738,373
44,458 32,693 2,129,279 6,050,019 2,855,991 5,368,329 1,090,154 1,715,845
(570,392) (326,270) (17,482,700) (16,918,201) (13,927,636) (12,329,833) (9,982,464) (11,205,418)
1,012,076 569,466 4,276,946 14,168,821 9,044,236 14,969,524 (1,160,764) 4,248,800
– – 6,616,035 8,924,856 7,475,085 8,567,595 2,357,782 4,050,581
– – 2,441,896 8,723,046 4,471,257 10,151,311 1,277,184 2,296,637
– – (16,063,339) (15,162,714) (15,225,203) (14,626,915) (8,057,282) (8,317,923)
– – (7,005,408) 2,485,188 (3,278,861) 4,091,991 (4,422,316) (1,970,705)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Money Market Fund Municipal Bond Fund
For the periods ended
10/31/2023 10/31/2022 10/31/2023 10/31/2022
Operations
Net investment income/(loss) $63,707,604 $5,573,848 $40,917,834 $39,313,664
Net realized gains/(losses) 28,430 4,332 (17,857,019) (19,061,045)
Change in net unrealized appreciation/(depreciation) 129,175 (129,175) (1,950,121) (242,747,277)
Net Change in Net Assets Resulting From Operations 63,865,209 5,449,005 21,110,694 (222,494,658)
Distributions to Shareholders
From income/realized gains Class S (41,187,115) (3,174,780) (12,790,915) (12,028,087)
From income/realized gains Class A (22,520,489) (2,399,069) (29,702,251) (29,741,496)
Total from income/realized gains (63,707,604) (5,573,849) (42,493,166) (41,769,583)
Total Distributions to Shareholders (63,707,604) (5,573,849) (42,493,166) (41,769,583)
Capital Stock Transactions
Class S
Sold 1,767,155,330 916,020,814 73,802,170 100,447,886
Distributions reinvested 40,518,839 3,120,742 12,208,899 11,408,818
Redeemed (939,031,035) (658,670,212) (94,277,962) (122,292,948)
Total Class S Capital Stock Transactions 868,643,134 260,471,344 (8,266,893) (10,436,244)
Class A
Sold 475,704,180 321,205,826 26,037,716 36,632,521
Distributions reinvested 22,203,228 2,354,378 25,829,225 25,784,188
Redeemed (290,855,713) (263,398,328) (131,732,461) (133,398,539)
Total Class A Capital Stock Transactions 207,051,695 60,161,876 (79,865,520) (70,981,830)
Capital Stock Transactions 1,075,694,829 320,633,220 (88,132,413) (81,418,074)
Net Increase/(Decrease) in Net Assets 1,075,852,434 320,508,376 (109,514,885) (345,682,315)
Net Assets, Beginning of Period 945,898,982 625,390,606 1,280,614,926 1,626,297,241
Net Assets, End of Period $2,021,751,416 $945,898,982 $1,171,100,041 $1,280,614,926
Capital Stock Share Transactions
Class S shares
Sold 1,767,155,330 916,020,814 7,339,132 9,365,810
Distributions reinvested 40,518,839 3,120,742 1,218,808 1,077,713
Redeemed (939,031,034) (658,670,212) (9,394,390) (11,423,525)
Total Class S share transactions 868,643,135 260,471,344 (836,450) (980,002)
Class A shares
Sold 475,704,181 321,205,826 2,588,996 3,365,550
Distributions reinvested 22,203,228 2,354,378 2,577,620 2,435,470
Redeemed (290,855,713) (263,398,326) (13,153,839) (12,543,528)
Total Class A share transactions 207,051,696 60,161,878 (7,987,223) (6,742,508)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Opportunity Income Plus Fund Small Cap Growth Fund Small Cap Stock Fund
10/31/2023 10/31/2022 10/31/2023 10/31/2022 10/31/2023 10/31/2022
$31,559,595 $25,769,756 $(368,384) $(856,742) $12,000,555 $5,583,103
(27,300,663) (18,577,758) (22,994,767) (12,836,604) (84,437,583) 172,280,255
17,975,769 (98,294,890) (1,853,035) (29,265,603) (131,119,706) (317,390,163)
22,234,701 (91,102,892) (25,216,186) (42,958,949) (203,556,734) (139,526,805)
(23,442,366) (19,521,982) – (4,145,026) (110,291,716) (93,636,864)
(8,364,873) (7,410,463) – – (58,434,840) (76,293,077)
(31,807,239) (26,932,445) – (4,145,026) (168,726,556) (169,929,941)
(31,807,239) (26,932,445) – (4,145,026) (168,726,556) (169,929,941)
134,124,233 146,980,165 107,624,657 62,919,668 1,280,714,475 764,257,032
22,932,275 19,033,996 – 4,139,619 106,801,957 91,156,202
(118,858,425) (247,150,733) (39,027,943) (54,294,135) (569,878,727) (282,726,205)
38,198,083 (81,136,572) 68,596,714 12,765,152 817,637,705 572,687,029
9,228,256 14,425,485 – – 36,298,830 29,836,196
7,686,354 6,819,542 – – 57,810,100 75,541,391
(32,119,432) (37,449,799) – – (52,346,312) (48,479,494)
(15,204,822) (16,204,772) – – 41,762,618 56,898,093
22,993,261 (97,341,344) 68,596,714 12,765,152 859,400,323 629,585,122
13,420,723 (215,376,681) 43,380,528 (34,338,823) 487,117,033 320,128,376
633,282,705 848,659,386 147,047,728 181,386,551 1,789,899,740 1,469,771,364
$646,703,428 $633,282,705 $190,428,256 $147,047,728 $2,277,016,773 $1,789,899,740
15,296,544 15,477,205 6,902,776 3,904,896 46,617,018 25,429,915
2,617,459 2,051,175 – 218,334 4,070,546 2,835,473
(13,578,387) (25,685,080) (2,536,226) (3,409,428) (20,794,428) (9,335,122)
4,335,616 (8,156,700) 4,366,550 713,802 29,893,136 18,930,266
1,050,344 1,505,924 – – 1,785,495 1,318,019
877,118 735,779 – – 3,013,435 3,111,905
(3,669,509) (3,981,870) – – (2,600,181) (2,097,039)
(1,742,047) (1,740,167) – – 2,198,749 2,332,885

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2023

(1) ORGANIZATION
Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into 25 separate series
(each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of four asset allocation Funds, three income plus Funds, ten equity Funds, seven fixed-income Funds and one money market Fund. This report includes 23 of the Funds while Thrivent Diversified Income Plus and Thrivent Multidimensional Income have a fiscal year end on a calendar-year basis and are presented under a separate shareholder report.
The Funds are each investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board
("FASB") Accounting Standards Codification Topic 946 - Financial Services - Investment Companies.
Share Classes
— The Trust may issue an unlimited number of
shares in one or more series as the Board may authorize. The Trust includes two classes of shares: Class A and Class S shares. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements.
Class A shares have an annual 12b-1 fee of 0.25% for all Funds other than Government Bond and Limited Maturity Bond, which
have a 12b-1 fee of 0.125%, and Money Market, which does not have a 12b-1 fee.  Class A shares have a maximum front-end
sales load of 4.50%, although some Funds have a reduced or
no front-end sales load. Class S shares are offered at net asset value and have no annual 12b-1 fees.  The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. High Income Municipal Bond, Low
Volatility Equity, Mid Cap Growth, Mid Cap Value, Multidimensional
Income, and Small Cap Growth offer only Class S Shares, all other of the 19 Funds of the Trust offer Class A and Class S shares. Class
A shares of Government Bond are closed to all purchases and
exchanges into the Fund, other than reinvestment of dividends by current shareholders of the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Thrivent Money Market seeks to maintain a stable net asset value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.  Valuing securities held by Thrivent Money Market on the basis of amortized cost
(which approximates market value) involves a constant amortization of premium or accretion of discount to maturity. Thrivent Money
Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures. The
Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
Certain Funds may invest in Private Equity Funds ("Private
Funds"), which are fair valued by the Funds pursuant to valuation procedures designed by the Committee.  Private Funds are typically valued at an amount equal to the Net Asset Value (NAV) of a fund's investment in the Private Fund when this information is readily available to the fund.  This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2023

value of an investment in an investment company based on the NAV of the investment company, if it is calculated in a manner consistent with ASC 946.  The Committee has determined that for the Private
Funds held by the Funds, if the NAV of the Private Fund is not readily available for the daily pricing needs of the Funds, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress and none are expected at this time.
As of October 31, 2023, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2023

taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Funds record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Dividend and capital gain
distributions are recorded on the ex-dividend date. With the exception of the Money Market Fund, net realized gains from
securities transactions, if any, are paid at least annually after the close of the fiscal year.  In addition, the Funds may claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
The dividend distribution schedule is as follows:
* Dividends are net of any short-term realized gains or losses on the sale of securities.
Derivative Financial Instruments
— Each Fund, with the
exception of the Money Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there
Fund
Dividends
Declared
Dividends
Paid
Aggressive Allocation Annually Annually
Balanced Income Plus  Quarterly Quarterly
Global Stock Annually Annually
Government Bond  Daily  Monthly
High Income Municipal Bond Daily  Monthly
High Yield Daily Monthly
Income  Daily  Monthly
International Allocation Annually Annually
Large Cap Growth Annually  Annually
Large Cap Value Annually Annually
Limited Maturity Bond  Daily Monthly
Low Volatility Equity  Annually Annually
Mid Cap Growth Annually Annually
Mid Cap Stock  Annually Annually
Mid Cap Value
Annually Annually
Moderate Allocation  Quarterly Quarterly
Moderately Aggressive Allocation Annually Annually
Moderately Conservative Allocation Quarterly Quarterly
Money Market*  Daily Monthly
Municipal Bond  Daily Monthly
Opportunity Income Plus Daily Monthly
Small Cap Growth Annually Annually
Small Cap Stock  Annually Annually

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2023

is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the
Funds' expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and
typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event.
Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives'
payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid.
There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements.
As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the year ended October 31, 2023, Aggressive Allocation,
Balanced Income Plus, Government Bond, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation, and Opportunity Income Plus used options on mortgage backed securities to generate income and/or to manage duration of the Fund.
Futures Contracts
— All Funds, with the exception of the Money
Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.
When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the
Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2023

variation margin disclosed in the Statement of Assets and Liabilities.
Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the year ended October 31, 2023, Aggressive Allocation,
Balanced Income Plus, Government Bond, High Income Municipal
Bond, Income, Limited Maturity Bond, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation, Municipal Bond, and Opportunity Income Plus used treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.
During the year ended October 31, 2023, Aggressive Allocation,
Balanced Income Plus, Global Stock, International Allocation,
Low Volatility Equity, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used equity futures to manage exposure to the equities markets.
During the year ended October 31, 2023, Aggressive Allocation,
Balanced Income Plus, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used foreign exchange futures to hedge currency risk.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal.
Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded.
Swap agreements are valued at the clearinghouse end of day
prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2023

During the year ended October 31, 2023, Balanced Income
Plus, High Yield, Income, Moderate Allocation, Moderately
Aggressive Allocation, Moderately Conservative Allocation, and
Opportunity Income Plus used CDX Indexes (comprised of credit default swaps) to help manage credit risk exposures within the Fund.
 For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the table below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the table.
The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Mortgage Dollar Roll Transactions
— Certain Funds enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian (depending on market movements) on their mortgage
dollar rolls.  The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold.
The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank
USA, doing business as Goldman Sachs Agency Lending ("GSAL").
The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.
When-Issued and Delayed-Delivery Transactions
— Each
Fund may purchase or sell securities on a when-issued or delayed-
delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Money Market
Repurchase Agreements 155,000,000 – 155,000,000 155,000,000 – – –

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2023

period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.
A Fund may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Funds
may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Fund may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Funds use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Fund could incur a loss due to a drop in the value of the security during the time it takes the
Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The
Funds may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the year ended October 31, 2023, Money Market Fund engaged in this type of investment.
Stripped Securities
— Certain Funds may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal.  Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly, as interest rates decrease, the value of the interest only security decreases. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
—  Thrivent International Allocation received
proceeds of $69,181.42 in connection with a Settlement Agreement with Satyam Computer Services Ltd., which has now merged with
Tech Mahindra Limited (“Tech Mahindra”). As part of the Settlement
Agreement, Thrivent International Allocation must indemnify Tech
Mahindra for any tax liability owed in relation to the settlement payments, up to a maximum of $31,566.22, or 50% of the gross settlement consideration paid to the Fund. This loss contingency has not been accrued as a liability because the amount of potential indemnity and the likelihood of loss cannot be reasonably estimated and management does not expect that the Fund’s assets will be subject to a loss contingency.
In the event of adversary action proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the year ended October 31, 2023, no contingent liabilities were reported.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Funds may invest in
bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2023

terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments and included in Payable for investments purchased on a delayed-delivery basis on the Statement of Assets and Liabilities.
As of October 31, 2023, the Funds have the following unfunded bank loan commitments:
Private Equity Funds
— Typically, when a fund invests in
a Private Fund, the Fund makes a commitment to invest a
specified amount of capital in the applicable Private Fund. The capital commitment may be drawn by the general partner of the
Private Fund either all at once or through a series of capital calls at the discretion of the general partner. Thus, an unfunded capital commitment represents the portion of the Fund’s overall capital commitment that has not yet been called by the general partner.
Unfunded commitments may subject the Fund to certain risks. For example, the Fund may be required to: liquidate other portfolio investments, potentially at inopportune times, to obtain the cash needed to satisfy its obligations with respect to a capital call or borrow under a credit facility which may result in additional expenses to the Fund. Management recognizes these risks as potentially detrimental to the overall strategy and so the Fund will generally maintain with its custodian cash and/or, liquid investments having an aggregate value at least equal to the par value of unfunded capital commitments.
As of October 31, 2023, the unfunded capital commitments were as follows:
Line of Credit
— Each Fund (with the exception of Money Market
Fund) along with other portfolios managed by the investment adviser or an affiliate, participate in a $100 million ($50 million committed,
$50 million uncommitted) credit facility (the "line of credit") issued by State Street Bank and Trust Company to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Fund based on its borrowings at the higher of the
Federal Funds Rate or the Overnight Bank Funding Rate plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing under the credit facility matures no later than 30 calendar days after the date of the borrowing.  Each participating Fund pays a commitment fee in proportion to their respective net assets.  The line of credit agreement shall expire on December 19, 2023 unless extended
by mutual agreement of State Street Bank and Trust Company
and the Funds.  The Funds had no borrowings during the year
ended October 31, 2023.
Recent Accounting Pronouncements
—
In June 2022, the Financial Accounting Standards Board
(“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU
2022-03”), “Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and
Fund/Borrower
Unfunded Loan
Commitments
Thrivent Balanced Income Plus Fund
GTCR W Merger Sub, LLC, Term Loan 192,774
LifePoint Health, Inc., Term Loan 69,171
Total 261,945
Thrivent High Yield Fund
Clear Channel Outdoor Holdings, Inc., Term
Loan 683,850
Total 683,850
Thrivent Moderate Allocation Fund
Cloud Software Group, Inc., Term Loan 432,025
GIP III Stetson I, LP, Term Loan 63,607
GTCR W Merger Sub, LLC, Term Loan 447,026
ITT Holdings, LLC, Term Loan 180,086
LifePoint Health, Inc., Term Loan 126,549
Total 1,249,293
Thrivent Moderately Aggressive Allocation Fund
Cloud Software Group, Inc., Term Loan 251,215
GIP III Stetson I, LP, Term Loan 35,844
GTCR W Merger Sub, LLC, Term Loan 259,899
ITT Holdings, LLC, Term Loan 104,701
LifePoint Health, Inc., Term Loan 79,814
Total 731,473
Thrivent Moderately Conservative Allocation Fund
Cloud Software Group, Inc., Term Loan 251,215
GIP III Stetson I, LP, Term Loan 38,560
GTCR W Merger Sub, LLC, Term Loan 259,899
ITT Holdings, LLC, Term Loan 104,700
LifePoint Health, Inc., Term Loan 69,107
Total 723,481
Thrivent Opportunity Income Plus Fund
GTCR W Merger Sub, LLC, Term Loan 466,480
LifePoint Health, Inc., Term Loan 143,739
Total 610,219
Fund
Total
Commitments
Unfunded
Commitments
Percent
Funded
Aggressive Allocation 30,000,000 25,500,000 15.00%
Moderate Allocation 38,000,000 32,300,000 15.00%
Moderately Aggressive
Allocation 38,000,000 32,300,000 15.00%
Moderately Conservative
Allocation 10,000,000 8,500,000 15.00%
116,000,000 98,600,000 15.00%

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2023

interim periods within those fiscal years, beginning after December
15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund’s financial statements.
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a
specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment
Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly.
The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Fund (M - Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.750% 0.725% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation 0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Fund (M - Millions) $0 to $250M
Over $250 to
$1,000M
Over $1,000 to
$1,500M Over $1,500M
International Allocation 0.700% 0.650%  0.625%   0.600%
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Balanced Income Plus 0.550% 0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.450% 0.425%
Global Stock 0.650% 0.650% 0.650% 0.650% 0.650% 0.575% 0.575% 0.500% 0.475% 0.450% 0.425%
Government Bond 0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350%
High Income Municipal Bond 0.500% 0.500% 0.500% 0.500% 0.500% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
High Yield 0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.300% 0.300% 0.300% 0.300%
Income 0.350% 0.350% 0.350% 0.350% 0.350% 0.325% 0.325% 0.300% 0.300% 0.300% 0.300%
Large Cap Growth 0.675% 0.675% 0.675% 0.675% 0.675% 0.675% 0.675% 0.625% 0.600% 0.600% 0.600%
Large Cap Value 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Limited Maturity Bond 0.300% 0.300% 0.300% 0.300% 0.300% 0.275% 0.275% 0.250% 0.250% 0.250% 0.250%
Low Volatility Equity 0.600% 0.600% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Mid Cap Growth 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Mid Cap Stock 0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%
Mid Cap Value 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Money Market 0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.250%
Municipal Bond 0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.350% 0.350% 0.325% 0.300%
Opportunity Income Plus 0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.375% 0.375% 0.350% 0.325%
Small Cap Growth 0.800% 0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Stock 0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2023

Sub-Adviser Fees
— The following subadvisory fees are charged
as part of the total investment advisory fees stated in the table above. The subadvisory fees are borne directly by the Adviser and do not increase the overall fees paid by the Fund.
International Allocation Fund
The Adviser has entered into a subadvisory agreement with
Goldman Sachs Asset Management, L.P. ("GSAM") for the
performance of subadvisory services.  The fee payable for GSAM for managing the international small- and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets and 0.54% of average daily net assets in excess of $250 million.  International Allocation Portfolio, a series of Thrivent Series
Fund, Inc., the shares of which are only available for purchase by separate accounts of and retirement plans sponsored by Thrivent
Financial and which may be sold to separate accounts of insurance companies not affiliated with Thrivent Financial, is included in determining breakpoints for the assets managed by GSAM.
Effective April 30, 2023, the Adviser terminated the subadvisory agreement with GSAM.  Transaction fees incurred by the sub-advised
Funds as a result of termination of the subadvisory agreements were borne directly by the Advisor. Management agreed to voluntarily waive advisory fees equal to the transaction costs due to termination of the subadvisory agreement.
Expense Reimbursements
— For the year ended October 31,
2023, contractual expense reimbursements, as a percentage of net assets, were in effect:
For the year ended October 31, 2023, contractual expense
reimbursements to limit expenses to the following percentages were in effect:
*Expense cap of 0.99% was effective on February 28, 2023.
**Prior expense cap of 0.55% expired on February 28, 2023.
***Prior expense cap of 1.20% expired on December 31, 2022.
****Expense cap of 0.51% was effective on January 1, 2023.
Thrivent Asset Mgt. has voluntarily agreed to waive advisory fees equal to 0.01% of net assets of Thrivent International Allocation Fund to cover the transaction costs due to termination of the subadvisory agreement.
Expense reimbursements are accrued daily and paid by
Thrivent Asset Mgt. monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup amounts reimbursed or waived in prior months within the same fiscal year.  Acquired fund fees and expenses incurred by the
Funds by investing in other open-ended funds are excluded from reimbursements accrued by the Funds.
Subject to certain limitations, all Funds in the Trust except for
Money Market Fund may invest in other Funds, Thrivent Cash
Management Trust, and Thrivent Core Funds. These related-party transactions are subject to the same terms as non-related party transactions.  To avoid duplicate investment advisory fees, Thrivent
Asset Mgt. reimburses an amount equal to any investment advisory fees indirectly incurred by the Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.
There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made related to an investment in these funds.
Distribution Plan
— Thrivent Distributors, LLC is the Trust's
distributor.  The Trust has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act. Class A shares have an annual
12b-1 fee of 0.25% for all Funds other than Government Bond and
Limited Maturity Bond, which have a 12b-1 fee of 0.125%, and
Money Market, which does not have a 12b-1 fee.
Sales Charges and Other Fees
— For the year ended October
31, 2023, Thrivent Investment Management Inc. ("Thrivent
Investment Mgt.") and Thrivent Distributors, LLC received $647,988 of aggregate underwriting concessions from the sales of the Trust’s
Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.
The Trust has entered into an accounting and administrative
services agreement with Thrivent Asset Mgt. pursuant to which
Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. Each Fund pays a fee equal to the sum of $70,000 plus 0.017% of the Fund's average daily net assets to Thrivent Asset Mgt. These fees are accrued daily and paid monthly. For the year ended October 31, 2023, Thrivent Asset
Mgt. received aggregate fees for accounting and administrative personnel and services of $6,639,185 from the Trust.
The Trust has entered into an agreement with Thrivent
Financial Investor Services Inc. (“Thrivent Investor Services”) to
provide transfer agency and dividend payment services necessary to the Funds on a per-account basis for direct-at-fund accounts, and sub transfer agency services based on assets under management for third party intermediary accounts.  These fees are accrued daily and paid monthly. For the year ended October 31, 2023, Thrivent
Investor Services received $26,296,327 for transfer agent services from the Trust.
Fund Class A Class S
Expiration
Date
Money Market 0.05% N/A 2/28/2024
Fund Class A Class S
Expiration
Date
Balanced Income Plus 0.99%* N/A 2/28/2024
Government Bond 0.75% 0.52%** 2/28/2024
High Income Municipal
Bond N/A 0.60% 2/28/2024
International Allocation 1.17%*** N/A 2/28/2024
Low Volatility Equity N/A 0.95% 2/28/2024
Mid Cap Growth N/A 0.90% 2/28/2024
Mid Cap Value N/A 0.90% 2/28/2024
Municipal Bond N/A 0.51%**** 2/28/2024
Small Cap Growth N/A 0.95% 2/28/2024

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2023

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Trust. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent
Mutual Funds.  Thrivent Money Market is not eligible for the deferral plan. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the
Statement of Assets and Liabilities, is unsecured.
Those Trustees not participating in the above plan
received $810,553 in fees from the Trust for the Funds covered in this shareholder report for the year ended October 31, 2023. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment Mgt.,
Thrivent Investor Services and Thrivent Distributors, LLC; however, they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Funds invest in
other open-ended funds. Fees and expenses of those underlying funds are not included in those Funds' expense ratios reported in the Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash
Management Trust.  This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Trust and the Adviser.  For the year ended October 31, 2023, the following expense reimbursements, as a percentage of net assets, were in effect:
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow
cash for temporary purposes from Thrivent Core Short-Term
Reserve.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan.  For the year ended October 31, 2023, none of the Funds borrowed cash through the Program.
(4) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may differ from GAAP. The differences between book-basis and tax-basis
distributable earnings are primarily attributable to timing differences recognizing certain gains and losses on investment transactions, such as wash sales, spinoffs, unrealized and realized activity related to derivatives, treatment of passive foreign investment companies, partnerships, real estate investment trusts, and amortization of callable bonds.  At the end of the year, reclassifications between net asset accounts are made for differences that are permanent in nature.  These permanent differences primarily relate to the tax treatment of partnerships, swaps, passive foreign investment companies, perpetual debt, sales of callable bonds, and utilization of earnings and profits distributed to shareholders on redemption of shares.
On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase/(Decrease)]:
Fund Class A Class S
Expiration
Date
Aggressive Allocation 0.18% 0.18% 2/28/2024
Moderate Allocation 0.19% 0.19% 2/28/2024
Moderately Aggressive
Allocation 0.23% 0.23% 2/28/2024
Moderately Conservative
Allocation 0.15% 0.15% 2/28/2024
Fund
Distributable
earnings/
(accumulated
loss) Capital Stock
Aggressive Allocation ($1,276,677) $1,276,677
Balanced Income Plus 1,221 (1,221)
Global Stock (773,906) 773,906
Large Cap Growth (817,214) 817,214
Large Cap Value (2,096,962) 2,096,962
Low Volatility Equity (17,328) 17,328
Mid Cap Growth 83,110 (83,110)
Mid Cap Stock (2,682,606) 2,682,606
Mid Cap Value (968) 968
Moderate Allocation 2,042 (2,042)
Moderately Aggressive
Allocation (2,920,739) 2,920,739
Moderately Conservative
Allocation 758 (758)
Small Cap Growth 631,213 (631,213)
Small Cap Stock (516,699) 516,699

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2023

At October 31, 2023, the components of distributable earnings on a tax basis were as follows:
At October 31, 2023, the following Funds had accumulated
net capital loss carryovers as follows:
* These capital loss carryovers are limited under the Internal
Revenue Code as to future utilization.
To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
During the fiscal year 2023, capital loss carryovers utilized by the
Funds were as follows:
At October 31, 2023, the following Funds deferred, on a tax basis, the following Late Year Ordinary Losses:
These amounts are deferred for tax purposes, and are deemed to occur on the first day of the following fiscal year.
Fund
Undistributed
Ordinary Income
a
Undistributed
Long-Term Capital
Gain
Aggressive Allocation $13,513,175 $ 53,855,955
Balanced Income Plus 1,218,336 –
Global Stock 26,598,355 69,194,052
Government Bond 7,853 –
High Income Municipal Bond
b
14,355 –
High Yield 141,167 –
Income 4,208 –
International Allocation 21,646,952 –
Large Cap Growth – 74,501,946
Large Cap Value 28,343,248 37,852,186
Limited Maturity Bond 352,175 –
Low Volatility Equity 628,633 391,113
Mid Cap Stock 11,674,764 43,915,453
Mid Cap Value 264,051 –
Moderate Allocation 8,002,167 32,818,542
Moderately Aggressive
Allocation 32,192,849 76,093,108
Moderately Conservative
Allocation 2,858,314 –
Municipal Bond
b
22,313 –
Opportunity Income Plus 28,771 –
Small Cap Stock 6,896,429 –
a Undistributed Ordinary Income includes income derived
from Short-Term Capital Gains, if any.
b High Income Municipal Bond and Municipal Bond
undistributed ordinary income is primarily exempt from
federal income taxes.
Fund
Capital Loss
Carryover
Balanced Income Plus $ 5,827,445
Global Stock * 6,119,701
Government Bond 9,351,471
High Income Municipal Bond 1,805,002
High Yield 86,751,486
Income 65,478,493
International Allocation * 74,577,234
Limited Maturity Bond 16,124,536
Mid Cap Growth 3,406,625
Mid Cap Value 213,819
Moderately Conservative
Allocation 29,237,964
Municipal Bond 65,361,899
Opportunity Income Plus 65,178,838
Small Cap Growth 33,673,773
Small Cap Stock 75,452,807
Fund
Capital Loss
Carryover
Global Stock 320,623
Moderate Allocation 7,259,258
Fund Ordinary Losses
Mid Cap Growth 76,218
Small Cap Growth 425,697

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2023

The tax character of distributions paid during the years ended October 31, 2023 and 2022 was as follows:
(a)  Ordinary income includes income derived from short-term capital gains, if any.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the year
ended October 31, 2023, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
Investments in Restricted Securities
— Certain Funds may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of October 31, 2023, the following Funds held restricted securities:
Tax-Exempt Income Ordinary Income
(a)
Long-Term Capital Gain
Fund
10/31/2023 10/31/2022 10/31/2023 10/31/2022 10/31/2023 10/31/2022
Aggressive Allocation $– $– $14,969,831 $69,586,868 $31,141,232 $136,247,879
Balanced Income Plus – – 11,970,525 16,320,857 – 17,172,095
Global Stock – – 17,360,765 101,410,418 36,554,703 181,598,514
Government Bond – – 2,757,470 1,762,053 – –
High Income Municipal Bond 1,273,922 969,264 7,464 1,479 – –
High Yield – – 38,707,939 36,201,415 – –
Income – – 35,990,880 31,718,414 – 18,719,763
International Allocation – – 16,512,971 38,164,306 – 49,405,693
Large Cap Growth – – – 8,925,332 122,564,720 123,489,119
Large Cap Value – – 34,103,570 50,372,743 79,364,024 86,077,601
Limited Maturity Bond – – 40,913,598 26,770,226 – 914,158
Low Volatility Equity – – 412,906 325,753 368,382 1,388,556
Mid Cap Growth – – – 83,241 – 485,145
Mid Cap Stock – – 10,762,235 76,634,680 89,052,510 323,971,447
Mid Cap Value – – 232,093 262,739 428,348 253,543
Moderate Allocation – – 63,060,079 102,208,821 – 131,613,335
Moderately Aggressive Allocation – – 38,504,584 105,240,689 67,394,046 171,268,328
Moderately Conservative Allocation – – 27,680,902 29,483,795 – 23,384,397
Money Market – – 63,707,604 5,569,626 – 4,223
Municipal Bond 42,389,550 41,747,738 103,616 21,845 – –
Opportunity Income Plus – – 31,807,239 26,932,445 – –
Small Cap Growth – – – 1,275,718 – 2,869,308
Small Cap Stock – – 30,940,239 54,267,234 137,786,317 115,662,707
In thousands
Fund Purchases
Sales/
Paydowns
Aggressive Allocation $639,567 $581,961
Balanced Income Plus 144,141 171,486
Global Stock 900,535 1,029,801
Government Bond 1,878 8,633
High Income Municipal Bond 29,110 24,129
High Yield 180,579 190,841
Income 322,511 309,244
International Allocation 681,366 783,204
Large Cap Growth 1,119,059 984,320
Large Cap Value 504,355 399,989
Limited Maturity Bond 415,015 477,994
Low Volatility Equity 25,564 29,212
Mid Cap Growth 15,894 9,955
Mid Cap Stock 1,391,754 1,147,962
Mid Cap Value 28,387 12,822
Moderate Allocation 688,775 811,283
Moderately Aggressive Allocation 804,592 862,919
Moderately Conservative Allocation 191,882 275,702
Municipal Bond 479,328 553,287
Opportunity Income Plus 243,231 276,787
Small Cap Growth 186,571 118,881
Small Cap Stock 1,737,205 1,032,507
In thousands
Fund Purchases
Sales/
Paydowns
Aggressive Allocation $210,989 $164,651
Balanced Income Plus 139,934 130,609
Government Bond 197,009 187,371
Income 135,987 107,302
Limited Maturity Bond 297,239 347,317
Moderate Allocation 501,489 472,385
Moderately Aggressive Allocation 289,207 271,417
Moderately Conservative Allocation 295,849 287,311
Opportunity Income Plus 288,499 228,452
Fund
Number of
Securities
Percent of Fund's
Net Assets
Aggressive Allocation 1 0.32%
Balanced Income Plus 2 0.03%
High Yield 2 0.00%
Income 2 0.22%
Limited Maturity Bond 1 0.01%
Moderate Allocation 2 0.28%
Moderately Aggressive
Allocation 2 0.24%

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2023

The Funds have no right to require registration of unregistered securities.
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have
been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the year ended October 31, 2023, the following Funds
engaged in purchase transactions pursuant to Rule 17a-7 of the
1940 Act.  These transaction amounts were greater than 0.045% of the respective fund's net assets:
During the year ended October 31, 2023, the following Funds
engaged in sale transactions pursuant to Rule 17a-7 of the 1940
Act. These transaction amounts were greater than 0.045% of the respective fund's net assets:
(7) RELATED PARTY TRANSACTIONS
As of October 31, 2023, related parties (other than the Thrivent
Asset Allocation Funds) held the following shares in excess of 5% of
Thrivent Mutual Funds:
As of October 31, 2023, retirement plans sponsored by Thrivent
Financial for Lutherans held the following shares in excess of 5% of
Thrivent Mutual Funds:
Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of these Funds. In the case of a large redemption, these Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(8) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of October 31, 2023, the following
Funds had portfolio concentration greater than 25% in certain sectors.
Fund
Number of
Securities
Percent of Fund's
Net Assets
Moderately Conservative
Allocation 2 0.23%
Municipal Bond 1 0.06%
Opportunity Income Plus 2 0.03%
Fund Purchase Amount
Aggressive Allocation  $54,963,487
Balanced Income Plus 378,047
Global Stock 4,244,488
Large Cap Value 18,225,392
Mid Cap Growth 759,023
Small Cap Growth 9,976,632
Small Cap Stock 20,014,603
Fund
Sales
Proceeds
 Realized
Gain/(Loss)
Aggressive Allocation $1,850,233 $212,028
Balanced Income Plus 2,107,927 111,079
Moderate Allocation 5,289,022 539,122
Moderately Aggressive Allocation 5,145,465 522,201
Moderately Conservative Allocation 1,890,259 271,871
Small Cap Stock 26,073,073 8,581,369
Fund Shares
Percent
of Fund's
Outstanding
Shares
Government Bond 5,645,068 57.6%
International Allocation 4,296,476 5.7%
Fund Shares
Percent
of Fund's
Outstanding
Shares
Aggressive Allocation 12,735,042 9.9%
Income 8,399,834 7.2%
Fund Sector
% of
Total Net
Assets
Government Bond Mortgage-Backed Securities 46.8%
Government Bond U.S. Govt. & Agencies 29.8%
High Income Municipal
Bond Education 28.4%
Income Financials 35.7%
Large Cap Growth Information Technology 34.5%
Limited Maturity Bond Financials 32.6%
Mid Cap Growth Information Technology 25.6%
Municipal Bond Transportation 26.5%
Small Cap Stock Industrials 25.7%

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2023

(10) SIGNIFICANT RISKS
Investing in the Funds involves risks.  The following is an
alphabetical list of significant risks in investing in the Funds.  The risks applicable to each Fund are listed in the Portfolio Perspectives section above.
Allocation Risk
— The Fund’s investment performance depends
upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended
periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii)
the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflicts of Interest Risk
— An investment in the Fund is subject
to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the Fund for which the Fund would compensate the Adviser and/or such affiliates. The
Fund may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other
Funds. The Adviser may have an incentive (financial or otherwise)
to enter into transactions or arrangements on behalf of the Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are subject
to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the
Funds or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the
Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile,

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2023

illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities are generally more volatile than most debt securities.
Financial Sector Risk
— To the extent that the financials sector
continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented,
how each one appreciates or depreciates in relation to the U.S.
dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2023

would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk
— The value of a futures contract tends to
increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payments obligations in the future.
Growth Investing Risk
— Growth style investing includes the risk
of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
High Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.
Inflation-Linked Security Risk
— Inflation-linked debt securities,
such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for
All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk of rising interest rates.
Investing-in-Funds Risk
— Each of the Thrivent Aggressive
Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent
Moderately Aggressive Allocation Fund and Thrivent Moderately
Conservative Allocation Fund (each, a “Thrivent Asset Allocation
Fund”) allocate their assets among certain other funds managed by the Adviser or an affiliate (“Affiliated Funds”). From time to time, one or more of the Affiliated Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Funds or other investors. These transactions may affect the Affiliated Funds since Affiliated
Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Fund securities and since Affiliated
Funds that receive additional cash will have to invest such cash.
These effects may be particularly important when one or more of the
Thrivent Asset Allocation Funds owns a substantial portion of any
Affiliated Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Affiliated Fund may be adversely affected if the Affiliated Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2023

the Thrivent Asset Allocation Funds may own substantial portions of some Affiliated Funds, a redemption or reallocation by a Thrivent
Asset Allocation Fund away from an Affiliated Fund could cause the
Affiliated Fund’s expenses to increase.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The assessment of potential Fund
investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Fund (which may include institutional investors, financial intermediaries, or affiliated Funds) may make relatively large redemptions or purchases of shares. These transactions may
cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a
Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. Also, some leveraged loans are known as “covenant lite” loans, which have contractual provisions that are more favorable to borrowers and provide less protection for lenders such as the Fund. As a result, the Fund could experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans with financial maintenance covenants, which may result in losses. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,
the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Mortgage-Backed and Other Asset-Backed Securities
Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2023

related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Municipal Bond Risk
— The Fund’s performance may be
affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. Some municipal bonds may be repaid prior to maturity if interest rates decrease. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.
Non-Diversified Risk
— The Fund is not “diversified” within
the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Other Funds Risk
— Because the Fund invests in other funds,
the performance of the Fund is dependent, in part, upon the
performance of other funds in which the Fund may invest. As a result, the Fund is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that will be borne by the Fund.
Portfolio Turnover Rate Risk
— The Fund may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Fund and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;
preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S.
Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations
will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity
REITs and mortgage REITs). Equity REITs will be affected by
changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Fund. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2023

investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.
Redemption Risk
— The Fund may need to sell portfolio securities
to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Funds. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies.
The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Funds’ interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Repurchase Agreement Risk
— If the seller of a repurchase
agreement defaults or is otherwise unable to fulfill its obligations, the Fund may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Tax Risk
— Changes in federal income tax laws or rates may affect
both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. Since the Fund may invest in municipal securities subject to the federal alternative minimum tax without limitation, the Fund may not be suitable for investors who already are or could be subject to the federal alternative minimum tax.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Mutual Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
f
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Aggressive Allocation Fund
Class S Shares
Year Ended 10/31/2023 $ 15.65 $ 0.21 $ 0.52 $ 0.73 $ (0.13) $ (0.26)
Year Ended 10/31/2022 21.04 0.14 (3.54) (3.40) (0.22) (1.77)
Year Ended 10/31/2021 15.58 0.06 5.95 6.01 (0.08) (0.47)
Year Ended 10/31/2020 15.77 0.11 0.71 0.82 (0.16) (0.85)
Year Ended 10/31/2019 15.68 0.13 1.24 1.37 (0.16) (1.12)
Class A Shares
Year Ended 10/31/2023 15.45 0.19 0.52 0.71 (0.11) (0.26)
Year Ended 10/31/2022 20.79 0.09 (3.47) (3.38) (0.19) (1.77)
Year Ended 10/31/2021 15.41 0.03 5.88 5.91 (0.06) (0.47)
Year Ended 10/31/2020 15.60 0.08 0.71 0.79 (0.13) (0.85)
Year Ended 10/31/2019 15.51 0.11 1.22 1.33 (0.12) (1.12)
Balanced Income Plus Fund
Class S Shares
Year Ended 10/31/2023 12.10 0.41 0.02 0.43 (0.40) –
Year Ended 10/31/2022 15.30 0.32 (2.41) (2.09) (0.32) (0.79)
Year Ended 10/31/2021 12.60 0.24 2.71 2.95 (0.25) –
Year Ended 10/31/2020 12.66 0.29 (0.07) 0.22 (0.28) –
Year Ended 10/31/2019 12.90 0.34 0.58 0.92 (0.38) (0.78)
Class A Shares
Year Ended 10/31/2023 12.13 0.38 0.02 0.40 (0.36) –
Year Ended 10/31/2022 15.33 0.29 (2.41) (2.12) (0.29) (0.79)
Year Ended 10/31/2021 12.63 0.21 2.70 2.91 (0.21) –
Year Ended 10/31/2020 12.69 0.26 (0.07) 0.19 (0.25) –
Year Ended 10/31/2019 12.93 0.31 0.58 0.89 (0.35) (0.78)
Global Stock Fund
Class S Shares
Year Ended 10/31/2023 23.00 0.51 1.45 1.96 (0.30) (0.50)
Year Ended 10/31/2022 33.09 0.30 (6.17) (5.87) (0.32) (3.90)
Year Ended 10/31/2021 24.14 0.23 9.62 9.85 (0.27) (0.63)
Year Ended 10/31/2020 26.46 0.24 0.64 0.88 (0.41) (2.79)
Year Ended 10/31/2019 26.88 0.43 1.46 1.89 (0.39) (1.92)
Class A Shares
Year Ended 10/31/2023 22.64 0.43 1.42 1.85 (0.22) (0.50)
Year Ended 10/31/2022 32.65 0.20 (6.08) (5.88) (0.23) (3.90)
Year Ended 10/31/2021 23.82 0.14 9.51 9.65 (0.19) (0.63)
Year Ended 10/31/2020 26.16 0.15 0.62 0.77 (0.32) (2.79)
Year Ended 10/31/2019 26.59 0.34 1.45 1.79 (0.30) (1.92)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.39) $ 15.99 4.76% $ 1,013.5 0.77% 1.28% 0.95% 1.10% 43%
(1.99) 15.65 (17.80)% 865.1 0.77% 0.67% 0.96% 0.49% 42%
(0.55) 21.04 39.35% 887.9 0.74% 0.29% 0.94% 0.09% 50%
(1.01) 15.58 5.25% 543.6 0.78% 0.68% 0.98% 0.48% 48%
(1.28) 15.77 9.80% 445.1 0.76% 0.87% 0.97% 0.66% 58%
(0.37) 15.79 4.63% 1,030.1 0.94% 1.14% 1.12% 0.96% 43%
(1.96) 15.45 (17.92)% 1,017.5 0.93% 0.54% 1.12% 0.35% 42%
(0.53) 20.79 39.05% 1,261.7 0.91% 0.15% 1.11% (0.05)% 50%
(0.98) 15.41 5.12% 951.7 0.95% 0.57% 1.15% 0.37% 48%
(1.24) 15.60 9.60% 955.0 0.94% 0.74% 1.15% 0.52% 58%
(0.40) 12.13 3.46% 161.1 0.76% 3.23% 0.76% 3.23% 77%
(1.11) 12.10 (14.55)% 162.3 0.74% 2.42% 0.74% 2.42% 211%
(0.25) 15.30 23.56% 171.7 0.75% 1.64% 0.75% 1.64% 157%
(0.28) 12.60 1.88% 108.5 0.78% 2.30% 0.78% 2.30% 85%
(1.16) 12.66 7.92% 140.1 0.77% 2.75% 0.77% 2.75% 113%
(0.36) 12.17 3.28% 219.2 1.00% 2.99% 1.01% 2.98% 77%
(1.08) 12.13 (14.75)% 231.8 1.00% 2.16% 1.00% 2.16% 211%
(0.21) 15.33 23.19% 283.4 1.01% 1.41% 1.01% 1.41% 157%
(0.25) 12.63 1.61% 235.0 1.04% 2.04% 1.04% 2.04% 85%
(1.13) 12.69 7.60% 250.2 1.04% 2.49% 1.04% 2.49% 113%
(0.80) 24.16 8.72% 371.6 0.66% 2.07% 0.66% 2.07% 62%
(4.22) 23.00 (20.24)% 343.9 0.65% 1.18% 0.65% 1.18% 58%
(0.90) 33.09 41.67% 429.9 0.64% 0.78% 0.64% 0.78% 60%
(3.20) 24.14 3.18% 301.3 0.66% 1.10% 0.66% 1.10% 59%
(2.31) 26.46 8.12% 296.7 0.65% 1.75% 0.65% 1.75% 73%
(0.72) 23.77 8.34% 1,327.5 0.98% 1.75% 0.98% 1.75% 62%
(4.13) 22.64 (20.51)% 1,325.5 0.97% 0.85% 0.97% 0.85% 58%
(0.82) 32.65 41.28% 1,802.8 0.96% 0.45% 0.96% 0.45% 60%
(3.11) 23.82 2.78% 1,383.1 1.02% 0.75% 1.02% 0.75% 59%
(2.22) 26.16 7.73% 1,478.5 1.01% 1.39% 1.01% 1.39% 73%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Government Bond Fund
Class S Shares
Year Ended 10/31/2023 $ 8.64 $ 0.28 $ (0.37) $ (0.09) $ (0.28) $ –
Year Ended 10/31/2022 10.08 0.18 (1.44) (1.26) (0.18) –
Year Ended 10/31/2021 10.53 0.11 (0.23) (0.12) (0.11) (0.22)
Year Ended 10/31/2020 10.11 0.15 0.44 0.59 (0.15) (0.02)
Year Ended 10/31/2019 9.47 0.20 0.64 0.84 (0.20) –
Class A Shares
Year Ended 10/31/2023 8.64 0.26 (0.37) (0.11) (0.26) –
Year Ended 10/31/2022 10.07 0.16 (1.43) (1.27) (0.16) –
Year Ended 10/31/2021 10.53 0.09 (0.24) (0.15) (0.09) (0.22)
Year Ended 10/31/2020 10.11 0.14 0.44 0.58 (0.14) (0.02)
Year Ended 10/31/2019 9.47 0.19 0.64 0.83 (0.19) –
High Income Municipal Bond Fund
Class S Shares
Year Ended 10/31/2023 8.63 0.34 (0.04) 0.30 (0.34) –
Year Ended 10/31/2022 10.95 0.28 (2.32) (2.04) (0.28) –
Year Ended 10/31/2021 10.29 0.31 0.66 0.97 (0.31) –
Year Ended 10/31/2020 10.66 0.30 (0.36) (0.06) (0.31) –
Year Ended 10/31/2019 9.86 0.31 0.81 1.12 (0.32) –
High Yield Fund
Class S Shares
Year Ended 10/31/2023 3.98 0.23 (0.03) 0.20 (0.24) –
Year Ended 10/31/2022 4.68 0.22 (0.70) (0.48) (0.22) –
Year Ended 10/31/2021 4.49 0.22 0.19 0.41 (0.22) –
Year Ended 10/31/2020 4.73 0.24 (0.24) 0.00 (0.24) –
Year Ended 10/31/2019 4.64 0.26 0.09 0.35 (0.26) –
Class A Shares
Year Ended 10/31/2023 3.97 0.22 (0.02) 0.20 (0.23) –
Year Ended 10/31/2022 4.67 0.20 (0.69) (0.49) (0.21) –
Year Ended 10/31/2021 4.49 0.20 0.18 0.38 (0.20) –
Year Ended 10/31/2020 4.73 0.22 (0.23) (0.01) (0.23) –
Year Ended 10/31/2019 4.63 0.25 0.10 0.35 (0.25) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.28) $ 8.27 (1.21)% $ 79.1 0.53% 3.16% 0.70% 2.99% 230%
(0.18) 8.64 (12.60)% 80.8 0.59% 1.89% 0.68% 1.80% 372%
(0.33) 10.08 (1.21)% 104.5 0.65% 1.07% 0.65% 1.07% 427%
(0.17) 10.53 5.88% 83.9 0.73% 1.39% 0.73% 1.39% 322%
(0.20) 10.11 8.95% 49.9 0.75% 2.04% 0.77% 2.02% 274%
(0.26) 8.27 (1.43)% 2.1 0.75% 2.91% 1.21% 2.45% 230%
(0.16) 8.64 (12.68)% 2.5 0.77% 1.69% 1.18% 1.28% 372%
(0.31) 10.07 (1.50)% 3.6 0.85% 0.86% 1.09% 0.62% 427%
(0.16) 10.53 5.76% 4.1 0.85% 1.32% 1.08% 1.10% 322%
(0.19) 10.11 8.84% 4.5 0.85% 1.94% 1.06% 1.73% 274%
(0.34) 8.59 3.36% 34.9 0.60% 3.77% 1.22% 3.15% 72%
(0.28) 8.63 (18.90)% 31.1 0.60% 2.77% 1.20% 2.18% 49%
(0.31) 10.95 9.51% 33.6 0.60% 2.80% 1.37% 2.03% 47%
(0.31) 10.29 (0.56)% 18.2 0.61% 2.99% 1.62% 1.98% 94%
(0.32) 10.66 11.51% 13.8 0.66% 3.07% 2.36% 1.37% 93%
(0.24) 3.94 4.99% 339.6 0.54% 5.78% 0.54% 5.78% 28%
(0.22) 3.98 (10.45)% 327.9 0.53% 5.01% 0.53% 5.01% 37%
(0.22) 4.68 9.15% 422.8 0.52% 4.62% 0.52% 4.62% 64%
(0.24) 4.49 0.11% 401.2 0.53% 5.22% 0.53% 5.22% 62%
(0.26) 4.73 7.79% 342.1 0.54% 5.55% 0.54% 5.55% 42%
(0.23) 3.94 4.97% 312.8 0.81% 5.51% 0.81% 5.51% 28%
(0.21) 3.97 (10.73)% 327.1 0.80% 4.75% 0.80% 4.75% 37%
(0.20) 4.67 8.63% 402.6 0.79% 4.36% 0.79% 4.36% 64%
(0.23) 4.49 (0.16)% 407.1 0.80% 4.96% 0.80% 4.96% 62%
(0.25) 4.73 7.74% 437.9 0.80% 5.30% 0.80% 5.30% 42%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
d
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Income Fund
Class S Shares
Year Ended 10/31/2023 $ 7.53 $ 0.32 $ (0.07) $ 0.25 $ (0.32) $ –
Year Ended 10/31/2022 9.79 0.27 (2.09) (1.82) (0.28) (0.16)
Year Ended 10/31/2021 9.98 0.27 0.08 0.35 (0.27) (0.27)
Year Ended 10/31/2020 9.55 0.29 0.47 0.76 (0.29) (0.04)
Year Ended 10/31/2019 8.70 0.32 0.85 1.17 (0.32) –
Class A Shares
Year Ended 10/31/2023 7.53 0.30 (0.08) 0.22 (0.29) –
Year Ended 10/31/2022 9.80 0.25 (2.11) (1.86) (0.25) (0.16)
Year Ended 10/31/2021 9.99 0.25 0.07 0.32 (0.24) (0.27)
Year Ended 10/31/2020 9.56 0.26 0.47 0.73 (0.26) (0.04)
Year Ended 10/31/2019 8.70 0.29 0.86 1.15 (0.29) –
International Allocation Fund
Class S Shares
Year Ended 10/31/2023 8.36 0.27 0.74 1.01 (0.19) –
Year Ended 10/31/2022 12.21 0.19 (2.97) (2.78) (0.26) (0.81)
Year Ended 10/31/2021 9.19 0.18 3.01 3.19 (0.17) –
Year Ended 10/31/2020 10.23 0.14 (0.92) (0.78) (0.26) –
Year Ended 10/31/2019 9.87 0.23 0.67 0.90 (0.22) (0.32)
Class A Shares
Year Ended 10/31/2023 8.29 0.25 0.73 0.98 (0.15) –
Year Ended 10/31/2022 12.13 0.15 (2.97) (2.82) (0.21) (0.81)
Year Ended 10/31/2021 9.13 0.15 2.98 3.13 (0.13) –
Year Ended 10/31/2020 10.16 0.12 (0.93) (0.81) (0.22) –
Year Ended 10/31/2019 9.80 0.20 0.65 0.85 (0.17) (0.32)
Large Cap Growth Fund
Class S Shares
Year Ended 10/31/2023 13.91 0.03 2.79 2.82 – (0.99)
Year Ended 10/31/2022 21.57 (0.05) (6.40) (6.45) – (1.21)
Year Ended 10/31/2021 16.30 (0.08) 6.54 6.46 – (1.19)
Year Ended 10/31/2020 12.82 (0.02) 4.13 4.11 – (0.63)
Year Ended 10/31/2019 12.47 0.01 1.48 1.49 – (1.14)
Class A Shares
Year Ended 10/31/2023 12.01 0.02 2.34 2.36 – (0.99)
Year Ended 10/31/2022 18.84 (0.07) (5.55) (5.62) – (1.21)
Year Ended 10/31/2021 14.42 (0.10) 5.71 5.61 – (1.19)
Year Ended 10/31/2020 11.45 (0.04) 3.64 3.60 – (0.63)
Year Ended 10/31/2019 11.30 (0.02) 1.31 1.29 – (1.14)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.32) $ 7.46 3.12% $ 659.6 0.47% 4.09% 0.47% 4.09% 48%
(0.44) 7.53 (19.20)% 622.3 0.46% 3.14% 0.46% 3.14% 39%
(0.54) 9.79 3.51% 833.6 0.46% 2.78% 0.46% 2.78% 54%
(0.33) 9.98 8.11% 732.9 0.46% 2.98% 0.46% 2.98% 105%
(0.32) 9.55 13.66% 598.6 0.46% 3.49% 0.46% 3.49% 99%
(0.29) 7.46 2.82% 215.6 0.77% 3.79% 0.77% 3.79% 48%
(0.41) 7.53 (19.52)% 232.0 0.75% 2.84% 0.75% 2.84% 39%
(0.51) 9.80 3.23% 327.9 0.74% 2.50% 0.74% 2.50% 54%
(0.30) 9.99 7.79% 337.9 0.75% 2.69% 0.75% 2.69% 105%
(0.29) 9.56 13.43% 313.7 0.77% 3.19% 0.77% 3.19% 99%
(0.19) 9.18 12.15% 588.4 0.80% 2.64% 0.81% 2.62% 92%
(1.07) 8.36 (24.90)% 644.7 0.81% 2.03% 0.81% 2.03% 90%
(0.17) 12.21 34.98% 849.7 0.82% 1.55% 0.82% 1.55% 124%
(0.26) 9.19 (7.90)% 632.9 0.81% 1.47% 0.81% 1.47% 105%
(0.54) 10.23 9.84% 743.0 0.87% 2.45% 0.87% 2.45% 106%
(0.15) 9.12 11.89% 98.5 1.16% 2.32% 1.34% 2.14% 92%
(1.02) 8.29 (25.28)% 97.2 1.20% 1.62% 1.34% 1.48% 90%
(0.13) 12.13 34.52% 143.6 1.20% 1.17% 1.34% 1.03% 124%
(0.22) 9.13 (8.21)% 117.0 1.20% 1.07% 1.38% 0.89% 105%
(0.49) 10.16 9.36% 144.3 1.27% 2.04% 1.43% 1.89% 106%
(0.99) 15.74 21.97% 1,751.7 0.76% 0.25% 0.76% 0.25% 52%
(1.21) 13.91 (31.65)% 1,339.4 0.76% (0.25)% 0.76% (0.25)% 51%
(1.19) 21.57 41.62% 1,799.2 0.76% (0.38)% 0.76% (0.38)% 40%
(0.63) 16.30 33.39% 1,136.4 0.77% (0.08)% 0.77% (0.08)% 44%
(1.14) 12.82 13.49% 839.6 0.79% 0.08% 0.79% 0.08% 58%
(0.99) 13.38 21.60% 382.7 1.06% (0.04)% 1.06% (0.04)% 52%
(1.21) 12.01 (31.84)% 318.8 1.06% (0.55)% 1.06% (0.55)% 51%
(1.19) 18.84 41.13% 480.2 1.06% (0.67)% 1.06% (0.67)% 40%
(0.63) 14.42 32.91% 351.2 1.12% (0.42)% 1.12% (0.42)% 44%
(1.14) 11.45 13.09% 259.0 1.14% (0.26)% 1.17% (0.29)% 58%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Large Cap Value Fund
Class S Shares
Year Ended 10/31/2023 $ 26.77 $ 0.53 $ (0.32) $ 0.21 $ (0.47) $ (1.15)
Year Ended 10/31/2022 30.00 0.52 (1.52) (1.00) (0.36) (1.87)
Year Ended 10/31/2021 20.59 0.40 10.54 10.94 (0.35) (1.18)
Year Ended 10/31/2020 22.70 0.43 (2.10) (1.67) (0.44) –
Year Ended 10/31/2019 22.90 0.43 0.89 1.32 (0.35) (1.17)
Class A Shares
Year Ended 10/31/2023 26.51 0.47 (0.34) 0.13 (0.39) (1.15)
Year Ended 10/31/2022 29.73 0.41 (1.49) (1.08) (0.27) (1.87)
Year Ended 10/31/2021 20.42 0.30 10.47 10.77 (0.28) (1.18)
Year Ended 10/31/2020 22.51 0.37 (2.10) (1.73) (0.36) –
Year Ended 10/31/2019 22.71 0.36 0.88 1.24 (0.27) (1.17)
Limited Maturity Bond Fund
Class S Shares
Year Ended 10/31/2023 11.65 0.35 0.23 0.58 (0.36) –
Year Ended 10/31/2022 12.65 0.21 (0.98) (0.77) (0.22) (0.01)
Year Ended 10/31/2021 12.67 0.19 (0.02) 0.17 (0.19) –
Year Ended 10/31/2020 12.52 0.28 0.15 0.43 (0.28) –
Year Ended 10/31/2019 12.30 0.33 0.22 0.55 (0.33) –
Class A Shares
Year Ended 10/31/2023 11.66 0.34 0.21 0.55 (0.34) –
Year Ended 10/31/2022 12.65 0.19 (0.97) (0.78) (0.20) (0.01)
Year Ended 10/31/2021 12.67 0.17 (0.02) 0.15 (0.17) –
Year Ended 10/31/2020 12.53 0.25 0.14 0.39 (0.25) –
Year Ended 10/31/2019 12.30 0.30 0.24 0.54 (0.31) –
Low Volatility Equity Fund
Class S Shares
Year Ended 10/31/2023 11.85 0.25 0.27 0.52 (0.17) (0.15)
Year Ended 10/31/2022 14.16 0.15 (1.65) (1.50) (0.15) (0.66)
Year Ended 10/31/2021 11.58 0.16 2.62 2.78 (0.20) –
Year Ended 10/31/2020 12.20 0.18 (0.57) (0.39) (0.14) (0.09)
Year Ended 10/31/2019 10.85 0.14 1.52 1.66 (0.13) (0.18)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (1.62) $ 25.36 0.75% $ 1,640.0 0.56% 2.08% 0.56% 2.08% 21%
(2.23) 26.77 (3.61)% 1,556.5 0.55% 1.96% 0.55% 1.96% 21%
(1.53) 30.00 55.43% 1,520.4 0.54% 1.56% 0.54% 1.56% 23%
(0.44) 20.59 (7.61)% 869.6 0.54% 2.00% 0.54% 2.00% 34%
(1.52) 22.70 6.61% 927.3 0.54% 2.03% 0.54% 2.03% 19%
(1.54) 25.10 0.46% 267.9 0.85% 1.79% 0.85% 1.79% 21%
(2.14) 26.51 (3.89)% 288.6 0.85% 1.65% 0.85% 1.65% 21%
(1.46) 29.73 54.89% 296.5 0.86% 1.25% 0.86% 1.25% 23%
(0.36) 20.42 (7.90)% 193.5 0.91% 1.64% 0.91% 1.64% 34%
(1.44) 22.51 6.22% 225.1 0.90% 1.67% 0.90% 1.67% 19%
(0.36) 11.87 5.01% 1,052.2 0.43% 2.98% 0.43% 2.98% 53%
(0.23) 11.65 (6.16)% 1,113.7 0.42% 1.69% 0.42% 1.69% 50%
(0.19) 12.65 1.31% 1,346.8 0.41% 1.45% 0.41% 1.45% 169%
(0.28) 12.67 3.45% 1,025.0 0.43% 2.19% 0.43% 2.19% 153%
(0.33) 12.52 4.51% 729.2 0.43% 2.63% 0.43% 2.63% 109%
(0.34) 11.87 4.76% 240.9 0.58% 2.82% 0.58% 2.82% 53%
(0.21) 11.66 (6.22)% 285.3 0.57% 1.54% 0.57% 1.54% 50%
(0.17) 12.65 1.16% 365.9 0.56% 1.31% 0.56% 1.31% 169%
(0.25) 12.67 3.20% 342.2 0.60% 2.03% 0.60% 2.03% 153%
(0.31) 12.53 4.40% 292.0 0.61% 2.45% 0.61% 2.45% 109%
(0.32) 12.05 4.38% 26.0 0.95% 1.84% 1.42% 1.37% 88%
(0.81) 11.85 (11.33)% 29.2 0.95% 1.28% 1.41% 0.82% 76%
(0.20) 14.16 24.25% 29.5 0.95% 1.15% 1.43% 0.67% 75%
(0.23) 11.58 (3.33)% 28.5 0.98% 1.68% 1.44% 1.21% 72%
(0.31) 12.20 15.75% 19.3 1.20% 1.59% 1.96% 0.83% 58%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Mid Cap Growth Fund
Class S Shares
Year Ended 10/31/2023 $ 11.74 $ (0.03) $ (0.23) $ (0.26) $ – $ –
Year Ended 10/31/2022 17.34 (0.05) (5.05) (5.10) – (0.50)
Year Ended 10/31/2021 12.65 (0.07) 5.18 5.11 – (0.42)
Year Ended 10/31/2020
(d)
10.00 (0.05) 2.70 2.65 – –
Mid Cap Stock Fund
Class S Shares
Year Ended 10/31/2023 31.71 0.13 (1.38) (1.25) (0.11) (0.76)
Year Ended 10/31/2022 41.63 0.05 (5.87) (5.82) (0.04) (4.06)
Year Ended 10/31/2021
(e)
28.04 0.05 14.62 14.67 (0.09) (0.99)
Year Ended 10/31/2020 27.10 0.10 1.61 1.71 (0.10) (0.67)
Year Ended 10/31/2019 28.06 0.01 1.71 1.72 (0.11) (2.57)
Class A Shares
Year Ended 10/31/2023 26.95 0.07 (1.19) (1.12) (0.05) (0.76)
Year Ended 10/31/2022 36.05 0.04 (5.08) (5.04) – (4.06)
Year Ended 10/31/2021 24.40 (0.04) 12.71 12.67 (0.03) (0.99)
Year Ended 10/31/2020 23.68 0.01 1.42 1.43 (0.04) (0.67)
Year Ended 10/31/2019 24.87 0.06 1.36 1.42 (0.04) (2.57)
Mid Cap Value Fund
Class S Shares
Year Ended 10/31/2023 15.09 0.20 (0.55) (0.35) (0.13) (0.32)
Year Ended 10/31/2022 16.16 0.14 (0.55) (0.41) (0.04) (0.62)
Year Ended 10/31/2021 10.20 0.07 5.97 6.04 (0.08) –
Year Ended 10/31/2020
(d)
10.00 0.05 0.15 0.20 – –
Moderate Allocation Fund
Class S Shares
Year Ended 10/31/2023 13.26 0.29 0.30 0.59 (0.29) –
Year Ended 10/31/2022 16.94 0.20 (2.81) (2.61) (0.27) (0.80)
Year Ended 10/31/2021 14.33 0.18 3.05 3.23 (0.18) (0.44)
Year Ended 10/31/2020 14.19 0.21 0.67 0.88 (0.22) (0.52)
Year Ended 10/31/2019 13.41 0.25 1.11 1.36 (0.27) (0.31)
Class A Shares
Year Ended 10/31/2023 13.22 0.26 0.30 0.56 (0.26) –
Year Ended 10/31/2022 16.89 0.16 (2.80) (2.64) (0.23) (0.80)
Year Ended 10/31/2021 14.29 0.14 3.05 3.19 (0.15) (0.44)
Year Ended 10/31/2020 14.15 0.18 0.66 0.84 (0.18) (0.52)
Year Ended 10/31/2019 13.37 0.21 1.12 1.33 (0.24) (0.31)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
(e)
Since fund inception, February 28, 2020.
Per share amounts have been calculated using the average shares method.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ – $ 11.48 (2.21)% $ 25.1 0.90% (0.36)% 1.82% (1.28)% 42%
(0.50) 11.74 (30.15)% 20.3 0.90% (0.50)% 2.08% (1.69)% 33%
(0.42) 17.34 41.11% 19.3 0.92% (0.58)% 2.33% (1.99)% 61%
– 12.65 26.50% 6.0 1.00% (0.62)% 3.60% (3.23)% 57%
(0.87) 29.59 (4.05)% 2,274.6 0.75% 0.50% 0.75% 0.50% 32%
(4.10) 31.71 (15.41)% 2,083.1 0.75% 0.29% 0.75% 0.29% 27%
(1.08) 41.63 53.40% 2,148.8 0.74% 0.14% 0.74% 0.14% 48%
(0.77) 28.04 6.37% 1,100.6 0.76% 0.37% 0.76% 0.37% 40%
(2.68) 27.10 7.25% 1,081.0 0.77% 0.50% 0.77% 0.50% 28%
(0.81) 25.02 (4.28)% 1,235.3 0.97% 0.28% 0.97% 0.28% 32%
(4.06) 26.95 (15.62)% 1,370.5 0.97% 0.07% 0.97% 0.07% 27%
(1.02) 36.05 53.09% 1,651.7 0.98% (0.11)% 0.98% (0.11)% 48%
(0.71) 24.40 6.08% 1,146.3 1.04% 0.10% 1.04% 0.10% 40%
(2.61) 23.68 6.89% 1,174.7 1.04% 0.22% 1.04% 0.22% 28%
(0.45) 14.29 (2.40)% 33.2 0.90% 1.42% 1.56% 0.76% 43%
(0.66) 15.09 (2.70)% 19.8 0.90% 1.07% 2.04% (0.07)% 31%
(0.08) 16.16 59.38% 12.0 0.92% 0.53% 2.73% (1.28)% 36%
– 10.20 2.00% 5.0 1.00% 0.75% 3.80% (2.04)% 58%
(0.29) 13.56 4.42% 1,416.0 0.56% 2.10% 0.75% 1.91% 41%
(1.07) 13.26 (16.35)% 1,328.1 0.56% 1.32% 0.74% 1.14% 96%
(0.62) 16.94 23.07% 1,456.3 0.54% 1.08% 0.74% 0.89% 120%
(0.74) 14.33 6.40% 973.0 0.58% 1.48% 0.76% 1.30% 117%
(0.58) 14.19 10.57% 712.2 0.57% 1.78% 0.77% 1.59% 145%
(0.26) 13.52 4.19% 1,737.4 0.79% 1.88% 0.98% 1.69% 41%
(1.03) 13.22 (16.54)% 1,791.8 0.79% 1.10% 0.98% 0.91% 96%
(0.59) 16.89 22.78% 2,246.9 0.78% 0.88% 0.97% 0.68% 120%
(0.70) 14.29 6.16% 1,888.6 0.81% 1.32% 0.99% 1.14% 117%
(0.55) 14.15 10.34% 1,884.8 0.80% 1.59% 1.00% 1.39% 145%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Moderately Aggressive Allocation Fund
Class S Shares
Year Ended 10/31/2023 $ 14.61 $ 0.25 $ 0.42 $ 0.67 $ (0.18) $ (0.28)
Year Ended 10/31/2022 18.97 0.18 (3.27) (3.09) (0.27) (1.00)
Year Ended 10/31/2021 15.31 0.13 4.24 4.37 (0.15) (0.56)
Year Ended 10/31/2020 15.38 0.17 0.72 0.89 (0.20) (0.76)
Year Ended 10/31/2019 14.75 0.20 1.25 1.45 (0.23) (0.59)
Class A Shares
Year Ended 10/31/2023 14.45 0.22 0.41 0.63 (0.15) (0.28)
Year Ended 10/31/2022 18.78 0.13 (3.23) (3.10) (0.23) (1.00)
Year Ended 10/31/2021 15.16 0.10 4.20 4.30 (0.12) (0.56)
Year Ended 10/31/2020 15.24 0.15 0.70 0.85 (0.17) (0.76)
Year Ended 10/31/2019 14.62 0.17 1.23 1.40 (0.19) (0.59)
Moderately Conservative Allocation Fund
Class S Shares
Year Ended 10/31/2023 11.27 0.32 0.01 0.33 (0.31) –
Year Ended 10/31/2022 13.97 0.22 (2.36) (2.14) (0.26) (0.30)
Year Ended 10/31/2021 12.80 0.19 1.49 1.68 (0.19) (0.32)
Year Ended 10/31/2020 12.74 0.23 0.47 0.70 (0.23) (0.41)
Year Ended 10/31/2019 12.02 0.27 0.93 1.20 (0.29) (0.19)
Class A Shares
Year Ended 10/31/2023 11.23 0.29 0.01 0.30 (0.28) –
Year Ended 10/31/2022 13.92 0.19 (2.35) (2.16) (0.23) (0.30)
Year Ended 10/31/2021 12.76 0.16 1.48 1.64 (0.16) (0.32)
Year Ended 10/31/2020 12.70 0.20 0.47 0.67 (0.20) (0.41)
Year Ended 10/31/2019 11.98 0.24 0.93 1.17 (0.26) (0.19)
Money Market Fund
Class S Shares
Year Ended 10/31/2023 1.00 0.04 – 0.04 (0.04) –
Year Ended 10/31/2022 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2021 1.00 – – – – –
Year Ended 10/31/2020 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2019 1.00 0.02 – 0.02 (0.02) –
Class A Shares
Year Ended 10/31/2023 1.00 0.04 – 0.04 (0.04) –
Year Ended 10/31/2022 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2021 1.00 – – – – –
Year Ended 10/31/2020 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2019 1.00 0.02 – 0.02 (0.02) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.46) $ 14.82 4.68% $ 1,448.5 0.60% 1.63% 0.83% 1.39% 34%
(1.27) 14.61 (17.47)% 1,296.1 0.60% 1.03% 0.83% 0.80% 62%
(0.71) 18.97 29.32% 1,399.0 0.59% 0.72% 0.83% 0.48% 76%
(0.96) 15.31 6.00% 924.3 0.63% 1.18% 0.85% 0.96% 81%
(0.82) 15.38 10.62% 782.5 0.62% 1.36% 0.86% 1.12% 98%
(0.43) 14.65 4.43% 2,150.4 0.80% 1.45% 1.03% 1.22% 34%
(1.23) 14.45 (17.66)% 2,168.1 0.80% 0.86% 1.03% 0.62% 62%
(0.68) 18.78 29.10% 2,740.2 0.79% 0.56% 1.03% 0.32% 76%
(0.93) 15.16 5.77% 2,234.1 0.83% 1.03% 1.05% 0.81% 81%
(0.78) 15.24 10.36% 2,251.4 0.83% 1.21% 1.06% 0.98% 98%
(0.31) 11.29 2.88% 459.6 0.58% 2.67% 0.73% 2.53% 49%
(0.56) 11.27 (15.80)% 471.9 0.58% 1.76% 0.72% 1.62% 140%
(0.51) 13.97 13.40% 525.5 0.58% 1.37% 0.72% 1.22% 159%
(0.64) 12.80 5.69% 350.0 0.59% 1.81% 0.73% 1.66% 146%
(0.48) 12.74 10.33% 267.1 0.58% 2.18% 0.73% 2.03% 182%
(0.28) 11.25 2.63% 572.4 0.82% 2.43% 0.97% 2.29% 49%
(0.53) 11.23 (16.00)% 621.1 0.82% 1.52% 0.96% 1.38% 140%
(0.48) 13.92 13.09% 797.2 0.81% 1.16% 0.96% 1.01% 159%
(0.61) 12.76 5.45% 725.8 0.83% 1.60% 0.97% 1.46% 146%
(0.45) 12.70 10.09% 701.9 0.82% 1.98% 0.98% 1.83% 182%
(0.04) 1.00 4.56% 1,405.1 0.37% 4.63% 0.37% 4.63% N/A
(0.01) 1.00 0.67% 536.4 0.40% 0.85% 0.41% 0.84% N/A
– 1.00 0.00% 276.0 0.11% 0.00% 0.50% (0.40)% N/A
(0.01) 1.00 0.56% 355.5 0.33% 0.52% 0.49% 0.35% N/A
(0.02) 1.00 1.97% 298.1 0.40% 1.94% 0.50% 1.84% N/A
(0.04) 1.00 4.55% 616.6 0.39% 4.52% 0.44% 4.47% N/A
(0.01) 1.00 0.61% 409.5 0.44% 0.65% 0.50% 0.58% N/A
– 1.00 0.00% 349.4 0.11% (0.01)% 0.59% (0.49)% N/A
(0.01) 1.00 0.52% 399.4 0.37% 0.49% 0.61% 0.25% N/A
(0.02) 1.00 1.87% 359.4 0.50% 1.85% 0.64% 1.71% N/A

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Municipal Bond Fund
Class S Shares
Year Ended 10/31/2023 $ 9.58 $ 0.33 $ (0.19) $ 0.14 $ (0.34) $ –
Year Ended 10/31/2022 11.51 0.30 (1.91) (1.61) (0.32) –
Year Ended 10/31/2021 11.42 0.34 0.08 0.42 (0.33) –
Year Ended 10/31/2020 11.47 0.34 (0.04) 0.30 (0.35) –
Year Ended 10/31/2019 10.89 0.37 0.59 0.96 (0.38) –
Class A Shares
Year Ended 10/31/2023 9.58 0.30 (0.18) 0.12 (0.32) –
Year Ended 10/31/2022 11.51 0.27 (1.90) (1.63) (0.30) –
Year Ended 10/31/2021 11.42 0.29 0.11 0.40 (0.31) –
Year Ended 10/31/2020 11.47 0.30 (0.02) 0.28 (0.33) –
Year Ended 10/31/2019 10.89 0.33 0.61 0.94 (0.36) –
Opportunity Income Plus Fund
Class S Shares
Year Ended 10/31/2023 8.57 0.43 (0.11) 0.32 (0.43) –
Year Ended 10/31/2022 10.13 0.34 (1.54) (1.20) (0.36) –
Year Ended 10/31/2021 9.97 0.30 0.16 0.46 (0.30) –
Year Ended 10/31/2020 10.11 0.34 (0.14) 0.20 (0.34) –
Year Ended 10/31/2019 9.96 0.42 0.15 0.57 (0.42) –
Class A Shares
Year Ended 10/31/2023 8.57 0.40 (0.10) 0.30 (0.41) –
Year Ended 10/31/2022 10.13 0.32 (1.55) (1.23) (0.33) –
Year Ended 10/31/2021 9.97 0.27 0.16 0.43 (0.27) –
Year Ended 10/31/2020 10.11 0.32 (0.14) 0.18 (0.32) –
Year Ended 10/31/2019 9.96 0.39 0.15 0.54 (0.39) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.34) $ 9.38 1.32% $ 341.8 0.52% 3.29% 0.56% 3.26% 37%
(0.32) 9.58 (14.22)% 357.1 0.54% 2.81% 0.54% 2.81% 42%
(0.33) 11.51 3.73% 440.0 0.54% 2.72% 0.54% 2.72% 16%
(0.35) 11.42 2.68% 335.4 0.54% 2.86% 0.54% 2.86% 29%
(0.38) 11.47 8.98% 285.4 0.54% 3.14% 0.54% 3.14% 31%
(0.32) 9.38 1.08% 829.3 0.76% 3.06% 0.76% 3.06% 37%
(0.30) 9.58 (14.40)% 923.5 0.74% 2.61% 0.74% 2.61% 42%
(0.31) 11.51 3.52% 1,186.3 0.74% 2.49% 0.74% 2.49% 16%
(0.33) 11.42 2.48% 1,215.5 0.74% 2.68% 0.74% 2.68% 29%
(0.36) 11.47 8.76% 1,253.7 0.75% 2.99% 0.75% 2.99% 31%
(0.43) 8.46 3.68% 481.4 0.64% 4.88% 0.64% 4.88% 81%
(0.36) 8.57 (12.07)% 450.7 0.62% 3.63% 0.62% 3.63% 175%
(0.30) 10.13 4.65% 615.3 0.60% 2.96% 0.60% 2.96% 228%
(0.34) 9.97 2.10% 534.7 0.61% 3.46% 0.61% 3.46% 186%
(0.42) 10.11 5.85% 408.8 0.62% 4.16% 0.62% 4.16% 186%
(0.41) 8.46 3.42% 165.3 0.90% 4.62% 0.90% 4.62% 81%
(0.33) 8.57 (12.29)% 182.5 0.88% 3.38% 0.88% 3.38% 175%
(0.27) 10.13 4.38% 233.3 0.86% 2.69% 0.86% 2.69% 228%
(0.32) 9.97 1.83% 238.6 0.88% 3.19% 0.88% 3.19% 186%
(0.39) 10.11 5.57% 246.7 0.89% 3.90% 0.89% 3.90% 186%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Small Cap Growth Fund
Class S Shares
Year Ended 10/31/2023 $ 15.36 $ (0.00) $ (1.70) $ (1.70) $ – $ –
Year Ended 10/31/2022 20.48 (0.09) (4.57) (4.66) – (0.46)
Year Ended 10/31/2021 14.80 (0.07) 6.14 6.07 – (0.39)
Year Ended 10/31/2020 10.87 (0.04) 4.03 3.99 – (0.06)
Year Ended 10/31/2019 10.57 (0.05) 0.55 0.50 – (0.20)
Small Cap Stock Fund
Class S Shares
Year Ended 10/31/2023 29.22 0.15 (2.14) (1.99) (0.11) (2.42)
Year Ended 10/31/2022 35.75 0. 09 (2.96) (2.87) (0.18) (3.48)
Year Ended 10/31/2021
(d)
23.03 0.08 13.11 13.19 (0.18) (0.29)
Year Ended 10/31/2020
(d)
24.44 0.13 0.55 0.68 (0.11) (1.98)
Year Ended 10/31/2019
(d)
26.35 0.10 1.05 1.15 – (3.06)
Class A Shares
Year Ended 10/31/2023 22.04 0.11 (1.62) (1.51) (0.07) (2.42)
Year Ended 10/31/2022 27.87 0.08 (2.31) (2.23) (0.12) (3.48)
Year Ended 10/31/2021 18.04 (0.01) 10.26 10.25 (0.13) (0.29)
Year Ended 10/31/2020 19.58 0.05 0.45 0.50 (0.06) (1.98)
Year Ended 10/31/2019 21.82 0.04 0.78 0.82 – (3.06)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
*
Per share amounts have been calculated using the average shares outstanding method.
All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ – $ 13.66 (11.07)% $ 190.4 0.95% (0.19)% 1.14% (0.38)% 64%
(0.46) 15.36 (23.18)% 147.0 0.95% (0.57)% 1.16% (0.78)% 53%
(0.39) 20.48 41.54% 181.4 0.95% (0.55)% 1.21% (0.81)% 42%
(0.06) 14.80 36.84% 18.6 1.03% (0.58)% 2.47% (2.02)% 49%
(0.20) 10.87 5.03% 8.4 1.22% (0.60)% 3.76% (3.14)% 48%
(2.53) 24.70 (7.29)% 1,812.2 0.81% 0.60% 0.81% 0.60% 48%
(3.66) 29.22 (8.92)% 1,270.5 0.82% 0.45% 0.82% 0.45% 42%
(0.47) 35.75 57.77% 877.9 0.80% 0.23% 0.80% 0.23% 46%
(2.09) 23.03 2.57% 271.5 0.83% 0.58% 0.83% 0.58% 67%
(3.06) 24.44 5.87% 259.8 0.83% 0.43% 0.83% 0.43% 57%
(2.49) 18.04 (7.53)% 464.9 1.04% 0.39% 1.04% 0.39% 48%
(3.60) 22.04 (9.15)% 519.4 1.05% 0.20% 1.05% 0.20% 42%
(0.42) 27.87 57.37% 591.9 1.07% (0.01)% 1.07% (0.01)% 46%
(2.04) 18.04 2.27% 393.4 1.14% 0.27% 1.14% 0.27% 67%
(3.06) 19.58 5.53% 415.5 1.14% 0.13% 1.14% 0.13% 57%

Additional Information
(unaudited)
Shareholder Notification of Federal Tax Information
The following information is provided solely to satisfy the
requirements set forth by the Internal Revenue Code. Shareholders will be provided information regarding their distributions in January
2024.
The Funds designate the following percentages of dividends
declared from net investment income as dividends qualifying for the
70% dividends received deduction for corporations or as qualified dividend income for individuals under the Jobs and Growth Tax
Relief Reconciliation Act of 2003 for the tax period ending October
31, 2023:
Pursuant to IRC 852(b)(3) of the Internal Revenue Code, the
Funds hereby designate the following amounts as long-term capital gains distributed during the year ended October 31, 2023 , or if subsequently determined to be different, the net capital gain of such year:
These amounts may include earnings and profits distributed to shareholders on the redemption of shares as part of the dividend paid deduction.
The Municipal Bond Fund and High Income Municipal Bond Fund
designate 99.76% and 99.42% of the dividends declared from net investment income, respectively, as exempt from federal income tax for the tax period ended October 31, 2023.
Proxy Voting
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 800-
847-4836, or visit thriventmutualfunds.com/prospectus to access it online. In addition, you may review a report of how the Trust voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 by visiting thriventmutualfunds.com/
prospectus or SEC.gov where it is filed on Form N-PX.
Quarterly Schedule of Portfolio Holdings
The Trust files its Schedule of Investments on Form N-PORT with the SEC. Part F of each Fund’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments.
The Trust’s most recent Schedule of Investments can be found at
SEC.gov.
Fund
Dividends
Received
Deduction for
Corporations
Qualified
Dividend
Income for
Individuals
Aggressive Allocation 54% 76%
Balanced Income Plus 17% 24%
Global Stock 62% 96%
International Allocation 0% 99%
Large Cap Value 100% 100%
Low Volatility Equity 83% 100%
Mid Cap Stock 100% 100%
Mid Cap Value 100% 100%
Moderate Allocation 27% 34%
Moderately Aggressive Allocation 37% 54%
Moderately Conservative Allocation 14% 19%
Opportunity Income Plus 2% 2%
Small Cap Stock 57% 59%
Fund
Distributions of Long-
Term Capital Gains
Aggressive Allocation $31,816,585
Global Stock 36,959,747
Large Cap Growth 124,264,720
Large Cap Value 80,387,222
Low Volatility Equity 368,382
Mid Cap Stock 90,116,024
Mid Cap Value 428,348
Moderately Aggressive Allocation 68,792,332
Small Cap Stock 137,786,317

Board of Trustees and Officers
The following table provides information about the Trustees and Officers of the Trust. The Board is responsible for the management and supervision of the Funds’ business affairs and for exercising all powers except those reserved to the shareholders. Each Trustee oversees each of 25 series of the Trust and also serves as:
Director of Thrivent Series Fund, Inc., a registered investment company consisting of 32 funds that serve as underlying funds for variable contracts issued by Thrivent Financial for Lutherans (“Thrivent”) and separate accounts of insurance companies not affiliated with Thrivent.
Trustee of Thrivent Cash Management Trust, a registered investment company consisting of one fund that serves as a cash collateral fund for a securities lending program sponsored by Thrivent.
Trustee of Thrivent Core Funds, a registered investment company consisting of seven funds that are established solely for investment by Thrivent entities.
Trustee of Thrivent ETF Trust, a registered investment company consisting of one fund that is an exchange-traded fund.
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 800-847-
4836.
Interested Trustees
(1) (2) (3) (4)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
Michael W. Kremenak
(1978)
2021
Senior Vice President and Head of Mutual Funds, Thrivent since 2020; Vice President, Thrivent from 2015 to 2020. Trustee of Thrivent Church Loan and Income Fund from 2020 to 2023.
David S. Royal
(1971)
2015
Chief Financial Officer, Thrivent since 2022; Executive Vice President, Chief Investment Officer, Thrivent
since 2017; President, Mutual Funds from 2015 to 2023. Director of Thrivent Trust Company and
Advisory Board Member of Twin Bridge Capital Partners; Trustee of Thrivent Church Loan and Income
Fund from 2020 to 2023.
Independent Trustees
(2) (3) (4) (5)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
Janice B. Case
(1952)
2011
Retired. Independent Director and member of the Audit Committee and Governance and Nominating
Committee at MN8 Energy LLC and MN8 Energy, Inc. since 2023; Independent Trustee of North American
Electric Reliability Corporation from 2008 to 2020.
Robert J. Chersi
(1961)
2017
Founder of Chersi Services LLC (consulting firm) since 2014. Lead Independent Director since 2019 and Director and Audit Committee Chair at BrightSphere Investment Group plc since 2016; Director and member of the Audit and Risk Oversight Committees of E*TRADE Financial Corporation and Director of
E*TRADE Bank from 2019 to 2020.
Arleas Upton Kea
(1957)
2022
Deputy to the Chairman for External Affairs, FDIC in 2021; Chief Operating Officer and Deputy to the
Chairman, FDIC from 2018 to 2021; Director, Administration, FDIC from 1999 to 2018. Board of Directors,
Combined Federal Campaign of the National Capital Area since 2021; Board of Directors, University of
Texas Alumni Association since 2021; Board of Directors, University of Texas Law School Foundation since
2021.
Paul R. Laubscher
(1956)
2009
Portfolio Manager for U.S. private real estate and equity and global public equity portfolios, hedge funds and currency of IBM Retirement Funds from 1997 to 2022.
Robert J. Manilla
(1962)
2022
Vice President and Chief Investment Officer, The Kresge Foundation since 2007. Board Member of
Bedrock Manufacturing Company since 2014; Board Member of Sustainable Insight Capital Management
LLC from 2013 to 2022; Board Member of Venture Michigan Fund from 2016 to 2020; Board Member of
McGowan Charitable fund from 2012 to 2019.
James A. Nussle
(1960)
2011
President and Chief Executive Officer of Credit Union National Association since September 2014; Director of Portfolio Recovery Associates (PRAA) since 2010; CEO of The Nussle Group LLC (consulting firm) since
2009.

Board of Trustees and Officers
James W. Runcie
(1963)
2022
Co-Founder and CEO of Partnership for Education Advancement since 2017. Board Member of Follett
Higher Education since 2022; Board Member of ECMC Group since 2021; Director and Audit Committee
Chair of Class Acceleration Corporation from 2021 to 2022.
Constance L. Souders
(1950)
2007
Retired.

Board of Trustees and Officers
Executive Officers
(2) (4)
Name (Year of Birth)
Position Held With Trust Principal Occupation(s) During the Past Five Years
Michael W. Kremenak (1978)
Trustee and President
Senior Vice President and Head of Mutual Funds, Thrivent since 2020; Vice President,
Thrivent from 2015 to 2020.
David S. Royal (1971)
Trustee and Chief Investment Officer
Chief Financial Officer, Thrivent since 2022; Executive Vice President, Chief Investment
Officer, Thrivent since 2017; President, Mutual Funds from 2015 to 2023.
Sarah L. Bergstrom (1977)
Treasurer and Principal Accounting Officer
Vice President, Chief Accounting Officer/Treasurer - Mutual Funds, Thrivent since 2022;
Head of Mutual Fund Accounting, Thrivent from 2017 to 2022.
Edward S. Dryden (1965)
Chief Compliance Officer
Vice President, Chief Compliance Officer – Thrivent Funds, Thrivent since 2018; Director,
Chief Compliance Officer – Thrivent Funds, Thrivent from 2010 to 2018.
John D. Jackson (1977)
Secretary and Chief Legal Officer
Senior Counsel, Thrivent since 2017.
Kathleen M. Koelling (1977)
Privacy Officer
(6)
Vice President, Deputy General Counsel, Thrivent since 2018; Privacy Officer, Thrivent since 2011; Anti-Money Laundering Officer, Thrivent from 2011 to 2019; Vice President,
Managing Counsel, Thrivent from 2016 to 2018.
Sharon K. Minta (1973)
Anti-Money Laundering Officer
(6)
Director, Compliance and Anti-Money Laundering Officer of the Financial Crimes Unit,
Thrivent since 2019; Compliance Manager of the Financial Crimes Unit, Thrivent from
2014 to 2019.
Troy A. Beaver (1967)
Vice President
Vice President, Mutual Funds Marketing & Distribution, Thrivent since 2015.
Andrew R. Kellogg (1972)
Vice President
(7)
Director of Strategic Partnerships, Thrivent since 2021; Director, Client Relations, SS&C/
DST Systems, Inc. from 2016 to 2021.
Jill M. Forte (1974)
Assistant Secretary
Senior Counsel, Thrivent since 2017.
Richard L. Ramczyk (1976)
Assistant Treasurer
(6)
Director, Fund Accounting and Valuation, Thrivent since 2022; Manager, Mutual Fund
Accounting Operations, Thrivent from 2011 to 2022.
Taishiro A. Tezuka (1985)
Assistant Treasurer
Director, Fund Administration, Thrivent since 2023; Director, Asset Wealth Management,
PricewaterhouseCoopers LLP from 2020 to 2022; Senior Manager, Asset Wealth
Management, PricewaterhouseCoopers LLP from 2019 to 2020; Manager, Asset Wealth
Management, PricewaterhouseCoopers LLP from 2016 to 2019.
(1)
“Interested person” of the Trust as defined in the 1940 Act by virtue of a position with Thrivent. Mr. Kremenak and Mr. Royal are considered interested persons because of their principal occupations with Thrivent.
(2)
Each Trustee generally serves an indefinite term until her or his successor is duly elected and qualified. Officers serve at the discretion of the Board until their successors are duly appointed and qualified.
(3)
Each Trustee oversees 66 portfolios.
(4)
The address for each Trustee and Officer unless otherwise noted is 901 Marquette Avenue, Suite 2500, Minneapolis, MN
55402-3211.
(5)
The Trustees, other than Mr. Kremenak and Mr. Royal, are not “interested persons” of the Trust and are referred to as
“Independent Trustees.”
(6)
The address for this Officer is 4321 North Ballard Road, Appleton, WI 54913.
(7)
The address for this Officer is 600 Portland Avenue S., Suite 100, Minneapolis, MN 55415-4402.

PRSRT STD
US POSTAGE
PAID
Thrivent
Financial
4321 N. Ballard Rd.
Appleton, WI 54919-0001
23459AR R12-23
The distributor for Thrivent Mutual Funds is Thrivent Distributors, LLC, a registered broker-dealer, member of FINRA and a subsidiary of
Thrivent, the marketing name for Thrivent Financial for Lutherans.
Go paperless
Thrivent Mutual Funds annual and semiannual shareholder reports are made available on
thriventmutualfunds.com/prospectus, and we will notify you by mail each time a report is posted. You may also manage your delivery preferences and sign up for email notifications of reports by logging into your account
If you purchased shares through Thrivent:
If you are currently enrolled in paperless delivery and want to receive paper copies of a shareholder report for Thrivent Mutual Funds in the future, you may either write to us at 4321 North Ballard Road,
Appleton, WI, 54919-0001, call us at 800-847-4836, or log into your account. We will begin to send paper copies of shareholder reports within 30 days of when we receive your request.
If you purchased shares from a firm other than Thrivent:
If you are currently enrolled in paperless delivery and want to receive paper copies of a shareholder report for Thrivent Mutual Funds in the future, contact your financial professional.